                                 Filed with the Securities and Exchange Commission on April 20, 2004
Registration No. 333-93775                                                              Investment Company Act No. 811-5438
====================================================================================================================================
                                                 SECURITIES AND EXCHANGE COMMISSION
                                                       WASHINGTON, D.C. 20549

                                                              FORM N-4
                                      Registration Statement under The Securities Act of 1933
                                                   Post-Effective Amendment No. 8
                                                               and/or
                                  Registration Statement under The Investment Company Act of 1940
                                                          Amendment No. 91

                                   AMERICAN SKANDIA LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
                                   --------------------------------------------------------------
                                                     (Exact Name of Registrant)

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                            -------------------------------------------
                                                        (Name of Depositor)

                                          ONE CORPORATE DRIVE, SHELTON, CONNECTICUT 06484
                                          -----------------------------------------------
                                        (Address of Depositor's Principal Executive Offices)

                                                           (203) 926-1888
                                                           --------------
                                                   (Depositor's Telephone Number)

                                               TIMOTHY P. HARRIS, CHIEF LEGAL OFFICER
                                          One Corporate Drive, Shelton, Connecticut 06484
                                          -----------------------------------------------
                                         (Name and Address of Agent for Service of Process)

                                                              Copy To:
                                                         ROBIN WAGNER, ESQ.
                                                VICE PRESIDENT AND CORPORATE COUNSEL
                                   One Corporate Drive, Shelton, Connecticut 06484 (203) 925-7176
                                   --------------------------------------------------------------

                                          Approximate Date of Proposed Sale to the Public:

                 MAY 1, 2004 OR AS SOON AS PRACTICABLE FOLLOWING THE EFFECTIVE DATE OF THIS REGISTRATION STATEMENT.
                           It is proposed that this filing become effective:  (check appropriate space)
                                    __  immediately upon filing pursuant to paragraph (b) of Rule 485
                                    __  on  _May 1, 2004_  pursuant to paragraph (b) of Rule 485
                                             ----------- -
                                    __  60 days after filing pursuant to paragraph (a) (i) of Rule 485
                                    __  on ___________pursuant to paragraph (a) (i) of Rule 485
                                    __  75 days after filing pursuant to paragraph (a) (ii) of Rule 485
                                    __  on ______________pursuant to paragraph (a) (ii) of Rule 485
                           If appropriate, check the following box:
                                    __  This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

====================================================================================================================================
                                  CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

                                                          Proposed               Proposed
                                                          Maximum                 Maximum
                                    Amount                Offering              Aggregate               Amount of
        Title of Securities          to be                 Price                 Offering             Registration
          to be Registered        Registered              Per Unit                 Price                   Fee
------------------------------------------------------------------------------------------------------------------------------------

   American Skandia Life Assurance
    Corporation Annuity Contracts Indefinite*            Indefinite*                                       $0
====================================================================================================================================
                                   *Pursuant to Rule 24f-2 of the Investment Company Act of 1940

------------------------------------------------------------------------------------------------------------------------------------
Registrant has registered an indefinite number or amount of securities under the Securities Act of 1933 pursuant to Rule 24f-2 of the Investment Company Act of 1940.  The Rule 24f-2 Notice for Registrant's fiscal year 2003 was filed within 90 days of the close of the fiscal year.

VIA-T

                                                                                         AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                                                                                      A Prudential Financial Company
                                                                                     One Corporate Drive, Shelton, Connecticut 06484

This Prospectus  describes a single premium variable  immediate  annuity (the "Annuity")  offered by American Skandia Life Assurance
Corporation  ("American  Skandia",  "we",  "our" or "us").  The Annuity may be offered as an  individual  annuity  contract or as an interest in a group annuity.  This  Prospectus  describes the important  features of the Annuity and what you should consider before purchasing the Annuity.  A Statement of Additional  Information is also available from us, without  charge,  upon your request.  The contents of the  Statement of Additional  Information  are  described on page 52. The Annuity or certain of its  investment  options may not be  available  in all  states.  Various  rights and  benefits  may differ  between  states to meet  applicable  laws  and/or regulations.  Certain  capitalized terms are either defined in the Glossary of Terms or in the context of the particular  section of this Prospectus.

====================================================================================================================================
American  Skandia offers several  different  variable  adjustable  immediate  annuities  which your investment  professional  may be authorized  to offer to you.  Each  annuity has  different  features  and  benefits  that may be  appropriate  for you based on your financial  situation,  your age and how you intend to use the annuity.  The different  features and benefits  include  variations in death benefit  protection and the ability to access your  annuity's  account  value.  The fees and charges you pay and  compensation paid to your investment professional may also be different between each annuity.
====================================================================================================================================

If you are purchasing the Annuity as a replacement  for existing  variable  annuity or variable life coverage,  you should  consider any  surrender or penalty  charges you may incur when  replacing  your  existing  coverage and that this Annuity may be subject to a contingent  deferred  sales charge if you elect to surrender  the Annuity or take a partial  withdrawal.  You should  consider  your need to access the Annuity's Account Value and whether the annuity's liquidity features will satisfy that need.

WHY WOULD I CHOOSE TO PURCHASE THIS ANNUITY?

This Annuity is frequently  used for retirement  planning.  It is generally  intended to be used to "roll-over"  existing funds from an IRA,  SEP-IRA,  Roth IRA or a Tax  Sheltered  Annuity (or 403(b)).  This Annuity may also be used in connection  with  retirement plans that do not  qualify  under the  sections  of the Code noted  above.  This  Annuity  also may be used as an  annuitization  or settlement  option under any deferred  annuity or life  insurance  policy  issued by American  Skandia.  This Annuity  allows you to invest your money in a number of variable investment options while receiving monthly payments from this Annuity.

AVAILABLE INFORMATION
A Statement of  Additional  Information  is available  from us without  charge upon your  request.  This  Prospectus  is part of the registration  statement we filed with the SEC regarding this offering.  Additional  information on us and this offering is available in those  registration  statements and the exhibits  thereto.  You may obtain copies of these materials at the prescribed rates from the SEC's Public Reference  Section,  450 Fifth Street N.W.,  Washington,  D.C., 20549. You may inspect and copy those  registration statements  and  exhibits  thereto at the SEC's  public  reference  facilities  at the above  address,  Room 1024,  and at the SEC's
Regional Offices,  The Woolworth Building,  233 Broadway,  New York, NY and 175 W. Jackson Boulevard,  Suite 900, Chicago, IL. These
documents,   as  well  as  documents  incorporated  by  reference,   may  also  be  obtained  through  the  SEC's  Internet  Website
(http://www.sec.gov) for this registration statement as well as for other registrants that file electronically with the SEC.

------------------------------------------------------------------------------------------------------------------------------------
This annuity is NOT a deposit or an obligation  of, or issued,  guaranteed or endorsed by, any bank, is NOT insured or guaranteed by the U.S.  government,  the  Federal  Deposit  Insurance  Corporation  (FDIC),  the Federal  Reserve  Board or any other  agency.  An investment in this Annuity involves  investment risks,  including  possible loss of value, even with respect to amounts allocated to the AST Money Market sub-account.
------------------------------------------------------------------------------------------------------------------------------------

THESE  SECURITIES  HAVE NOT BEEN  APPROVED  OR  DISAPPROVED  BY THE  SECURITIES  AND  EXCHANGE  COMMISSION  OR ANY STATE  SECURITIES
COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES  COMMISSION  PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.  ANY
REPRESENTATION  TO THE CONTRARY IS A CRIMINAL  OFFENSE.  PLEASE READ THIS  PROSPECTUS AND THE CURRENT  PROSPECTUS FOR THE UNDERLYING
MUTUAL FUNDS.  KEEP THEM FOR FUTURE REFERENCE.

                                            FOR FURTHER INFORMATION CALL 1-800-752-6342.

Prospectus Dated: May 1, 2004                                                 Statement of Additional Information Dated: May 1, 2004
VIAT-PROS- (05/2004)                                                                                                        VIATPROS

WHAT ARE SOME OF THE KEY FEATURES OF THIS ANNUITY?

|X|      One premium.
|X|      Monthly payments that may increase, decrease, or remain the same.
|X|      First payment within 60 days of the date of issue.
|X|      Monthly payments over the life of the Annuitant or for a certain period, or for life with a certain period.
|X|      Several  variable  investment  options.  Each  investment  option is a  Sub-account  of  American  Skandia  Life  Assurance
       Corporation  Variable  Account B and  invests in a  corresponding  underlying  mutual  fund  portfolio.  Currently  available portfolios are: American Skandia Trust,  Gartmore Variable  Investment  Trust,  Wells Fargo Variable Trust,  INVESCO Variable
       Investment Funds, Inc.,  Evergreen  Variable Annuity Trust,  ProFunds VP, First Defined Portfolio Fund LLC and The Prudential
       Series Fund, Inc.
|X|      Death  Benefit  and  Settlement  options.  After an  Annuitant's  death,  the Annuity may  provide  Annuity  Payments,  or, alternatively, a lump sum, to the Beneficiary(ies), if a certain period was selected.
|X|      Transfers between  investment  options are tax free.  Currently,  you may generally make twenty transfers each year free of charge.  We also offer several  programs that enable you to manage your Income Base as your  financial  needs and  investment performance change.

HOW DO I PURCHASE THIS ANNUITY?

We sell this Annuity  through  licensed,  registered  investment  professionals.  We may require that you submit certain forms to us before we issue an  Annuity,  including  evidence  of the age of the  Annuitant(s).  The  minimum  Premium  payment is  $35,000.  No
Annuitant  may be greater  than age 85 on the issue date of this  Annuity,  except when the Annuity is used as an  annuitization  or settlement option.

   IF ANNUITY PAYMENTS ARE TO BE PAID TO A BENEFICIARY, WHAT DETERMINES THE ANNUITY PAYMENT EACH MONTH AND HOW LONG WILL THE

                                                         GLOSSARY OF TERMS

Many terms used within this Prospectus are described within the text where they appear.

ANNUITANT is the person(s) upon whose life(s) the Annuity is issued, if Annuity Payments are payable for life.

ANNUITY is the contract(s) or group certificate(s) offered pursuant to this Prospectus.

ANNUITY  FACTORS are factors we apply to determine the Schedule of Units.  They depend on the Benchmark  Rate,  any Certain  Period, the  Annuitant's  attained age and where  permitted by law,  gender.  Annuity  Factors  reflect  assumptions  regarding the costs we expect to bear in guaranteeing payments.  We may use different factors for different classes of Annuities.

ANNUITY DATE is the date Annuity Payments are to begin.

ANNUITY PAYMENT AMOUNT is the dollar amount of each Annuity Payment.  Annuity Payment Amounts can vary each month.

ANNUITY PAYMENTS are the periodic payments due.

ANNUITY YEARS are continuous 12-month periods commencing on the Issue Date and each anniversary of the Issue Date.

BENCHMARK RATE is an assumed rate of return used in determining  the Annuity  Factors and the Schedule of Units.  We currently offer a range of Benchmark Rates.  We may use different rates for different classes of purchasers.

BENEFICIARY(IES)  is the person(s) who may receive death  proceeds or guaranteed  payment under this Annuity when there is no longer a living  Annuitant(s),  if you  elect a  Certain  Period.  Unless  otherwise  specified,  the  Beneficiary  refers  to all  persons designated as such for your Annuity.

CASH VALUE is any amount available for surrender or as a lump sum death benefit.

CERTAIN  PERIOD is a fixed length of time that Annuity  Payments are due,  whether or not the Annuitant is still alive.  Any Certain
Period is determined at the Issue Date.

CODE is the Internal Revenue Code of 1986, as amended from time to time.

INCOME BASE  (referred to as CONTRACT VALUE in your  contract) is the value of each  allocation to a  Sub-account,  plus any credits and  earnings  and/or  less  any  losses,  distributions,  and  charges  thereon.  Income  Base is  determined  separately  for each
Sub-account,  and then  totaled to  determine  the Income  Base for your  Annuity.  For  Annuities  with life  contingencies  we may periodically  add credits to your Income Base from our general  account to assure  adequate Units are available to make payments for life.

INHERITANCE  DATE is the date we  receive,  at our  office,  due proof  satisfactory  to us of the  Annuitant's  death and all other requirements that enable us to make payments for the benefit of a Beneficiary,  if applicable.  If there are joint  Annuitants,  the
Inheritance Date refers to the death of the last surviving Annuitant.

ISSUE DATE is the effective date of your Annuity.

MONTHLY PROCESSING DATE is the date each month Annuity Payments are payable.  It is the same day of the month as the Annuity Date.

NET INVESTMENT PERFORMANCE is the investment performance of the Units in each Sub-account.

OWNER is  either  an  entity or person  who may  exercise  the  ownership  rights  provided  under  the  Annuity.  If a  certificate representing  interests in a group annuity contract is issued,  the rights,  benefits,  and requirements of, and the events relating to, an Owner,  as  described  in this  Prospectus,  will be your  rights as  participant  in such  group  annuity  contract.  Unless otherwise specified, Owner refers to all persons or entities designated as such for your Annuity.

PORTFOLIO  is a mutual fund or a series of a mutual  fund in which the  Sub-account  where you have  chosen to allocate  your Income
Base invests.  When you allocate Income Base to a Sub-account,  you are a beneficial  owner of Portfolio  shares and have a right to vote on matters that pertain to the Portfolio.

PREMIUM is cash consideration you give to us for certain rights,  privileges,  and benefits in relation to our obligations under the
Annuity.

SCHEDULE OF UNITS is a schedule which specifies,  for each Sub-account,  the number of Units required to fund the Annuity's benefits as of each Monthly Processing Date.

SEPARATE ACCOUNT is an account owned by us where we allocate assets in relation to our obligations pursuant to the Annuity.

SUB-ACCOUNT is a division of a Separate Account where you chose to allocate your Income Base.

UNITS are the measure used to determine  benefits for a given  Sub-account  under this Annuity.  When you choose a  Sub-account  the portion of the Net Premium you  allocate to that  investment  option,  or the portion of the Income Base you  transferred  into that investment option at some later date, is converted into Units.

UNIT VALUE is the measure we use to determine the  performance of a  Sub-account.  It is the value of each Unit as of each Valuation
Day.  It also reflects the investment experience of the Portfolio minus any insurance charges and any charges for taxes.

VALUATION  DAY is any day the New York  Stock  Exchange  is open for  trading  or any other  day that the  Securities  and  Exchange
Commission requires securities to be valued.

VALUATION PERIOD is the period of time between the close of business of the New York Stock Exchange on successive Valuation Days.

"we", "us",  "our" or "the Company" means American Skandia Life Assurance Corporation.

"you" or "your" means the Owner.

SUMMARY OF CONTRACT FEES AND CHARGES

Below is a summary of the fees and charges  for the  Annuity.  Some fees and charges are  assessed  directly  against  your  Annuity while other charges are assessed  against assets  allocated to the variable  investment  options.  The fee that is assessed  against the Annuity is the Transfer Fee, for transfers  over the maximum  number  permitted  per year.  The charge that is assessed  against the variable  investment  options is the Insurance  Charge,  which is the  combination  of a mortality and expense risk charge and a charge for  administration  of the Annuity.  Each  Portfolio  assesses a charge for investment  management,  other expenses and with some mutual funds, a 12b-1 charge.  A summary is provided on the following  page.  The  prospectus for each Portfolio  provides more detailed  information  about the expenses for the underlying  mutual funds.  Tax charges may vary by state and in certain states,  a premium tax charge may be applicable.  All these fees and charges are described in more detail within this Prospectus.

The following  table provides a summary of the fees and charges you will pay if you surrender the Annuity or transfer  Account Value among investment options.  These fees and charges are described in more detail within this Prospectus.

----------------------------------------------------------------------------------------------------------------------------------------
                                                   YOUR TRANSACTION FEES AND CHARGES
---------------------------------------------------------------------------------------------------------------------------------------
                                                    (assessed against the Annuity)
----------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
              FEE/CHARGE                                                        Amount Deducted
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Contingent Deferred Sales Charge*         There is no Contingent Deferred Sales Charge deducted upon surrender or partial withdrawal.
---------------------------------------- -----------------------------------------------------------------------------------------------
----------------------------------------
Transfer Fee                                                                         $10.00
                                                              (Deducted after the 20th transfer each Annuity Year)
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------

Premium Tax Charge                        Up to 3.5% of your premium (depending on the requirements, of the applicable jurisdiction).
                                                      The charge is generally taken at the time you purchase your contract

======================================== ===============================================================================================
o........If you surrender the Annuity,  we determine  your Cash Value by  discounting  the value of future  Annuity  Payments.  This procedure  functions as a surrender  charge in  calculating  your Cash Value payable to you. The  applicable  discount rate may depend on whether  Annuity  Payments are payable for life, the Annuitant's  age and gender (where  applicable),  or the length of the Certain Period; but, currently it is not more than 2%.

The  following  table  provides a summary of the  periodic  fees and charges you will pay while you own the Annuity,  excluding  the underlying mutual fund Portfolio annual expenses.  These fees and charges are described in more detail within this Prospectus.

----------------------------------------------------------------------------------------------------------------------------------------
                                                    YOUR PERIODIC FEES AND CHARGES
----------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------
                                            ANNUAL FEES/CHARGES ASSESSED AGAINT THE ANNUITY
----------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------- ------------------------------------------------------------------
                             FEE/CHARGE                                                        Amount Deducted
--------------------------------------------------------------------- ------------------------------------------------------------------
--------------------------------------------------------------------- ------------------------------------------------------------------
Annual Maintenance Fee                                                               There is no Annual Maintenance Fee.
--------------------------------------------------------------------- ------------------------------------------------------------------
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                                               ANNUAL FEES/CHARGES OF THE SUB-ACCOUNTS*
                                 (as a percentage of the average daily net assets of the Sub-accounts)
--------------------------------------------------------------------- ------------------------------------------------------------------
                             FEE/CHARGE                                                        Amount Deducted
--------------------------------------------------------------------- ------------------------------------------------------------------
Mortality & Expense Risk Charge                                                                     1.10%
--------------------------------------------------------------------- ------------------------------------------------------------------
Administration Charge                                                                               0.15%
--------------------------------------------------------------------- ------------------------------------------------------------------
--------------------------------------------------------------------- ------------------------------------------------------------------
Total Annual Charges of the Sub-accounts**                                     1.25% per year of the value of each Sub-account
--------------------------------------------------------------------- ------------------------------------------------------------------

*    These charges are deducted daily and apply to Variable Investment Options only.
**   The combination of the Mortality and Expense Risk Charges and  Administration  Charge is referred to as the "Insurance  Charge"
elsewhere in this Prospectus.

The  following  table  provides  the range  (minimum  and maximum) of the total  annual  expenses  for the  underlying  mutual funds
("Portfolios")  as of December 31, 2003.  Each figure is stated as a percentage  of the  underlying  Portfolio's  average  daily net assets.

----------------------------------------------------------------------------------------------------------------------------------------
                                               Total Annual Portfolio Operating Expenses
----------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------- -------------------------------------------- --------------------------------------------
                                                                 Minimum                                      Maximum
---------------------------------------------- -------------------------------------------- --------------------------------------------
---------------------------------------------- -------------------------------------------- --------------------------------------------
Total Portfolio Operating Expense                                 0.64%                                        4.69%
---------------------------------------------- -------------------------------------------- --------------------------------------------

The following are the investment  management  fees, other expenses,  12b-1 fees (if  applicable),  and the total annual expenses for each  Portfolio as of December 31, 2003,  except as noted.  Each figure is stated as a percentage of the  Portfolio's  average daily net assets.  For  certain of the  Portfolios,  a portion of the  management  fee has been waived  and/or  other  expenses  have been partially  reimbursed.  Any such fee  waivers  and/or  reimbursements  have  been  reflected  in the  footnote.  The  "Total  Annual
Portfolio Operating Expenses" reflect the combination of the underlying  Portfolio's  investment  management fee, other expenses and any 12b-1 fees.  The  following  expenses are deducted by the  underlying  Portfolio  before it provided  American  Skandia with the daily net asset  value.  Any  footnotes  about  expenses  appear  after the list of all the  Portfolios.  The  underlying  Portfolio information  was provided by the Portfolios and has not been  independently  verified by us. See the  prospectuses  or statements of additional  information of the Portfolios for further details.  The current  prospectus and statement of additional  information for the underlying Portfolios can be obtained by calling 1-800-752-6342.

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                                           UNDERLYING MUTUAL FUND PORTFOLIO ANNUAL EXPENSES
                               (as a percentage of the average net assets of the underlying Portfolios)
----------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------ -------------------- ------------------- -------------------- -------------------
                                                                                                                        Total Annual
                                                         Management Fees     Other Expenses 1       12b-1 Fees           Portfolio
                UNDERLYING PORTFOLIO                                                                                     Operating
                                                                                                                          Expenses
------------------------------------------------------ -------------------- ------------------- -------------------- -------------------
American Skandia Trust: 2, 3
  AST JPMorgan International Equity 4                         0.88%               0.24%                0.02%               1.14%
  AST William Blair International Growth                      1.00%               0.23%                0.11%               1.34%
  AST DeAM International Equity                               1.00%               0.27%                0.00%               1.27%
  AST MFS Global Equity                                       1.00%               0.40%                0.00%               1.40%
  AST State Street Research Small-Cap Growth 5                0.90%               0.23%                0.07%               1.20%
  AST DeAM Small-Cap Growth                                   0.95%               0.22%                0.00%               1.17%
  AST Federated Aggressive Growth                             0.95%               0.27%                0.00%               1.22%
  AST Goldman Sachs Small-Cap Value                           0.95%               0.22%                0.09%               1.26%
  AST Gabelli Small-Cap Value                                 0.90%               0.20%                0.00%               1.10%
  AST DeAM Small-Cap Value                                    0.95%               0.41%                0.00%               1.36%
  AST Goldman Sachs Mid-Cap Growth                            1.00%               0.25%                0.16%               1.41%
  AST Neuberger Berman Mid-Cap Growth                         0.90%               0.21%                0.06%               1.17%
  AST Neuberger Berman Mid-Cap Value                          0.90%               0.17%                0.08%               1.15%
  AST Alger All-Cap Growth                                    0.95%               0.20%                0.25%               1.40%
  AST Gabelli All-Cap Value                                   0.95%               0.25%                0.00%               1.20%
  AST T. Rowe Price Natural Resources                         0.90%               0.25%                0.02%               1.17%
  AST Alliance Growth                                         0.90%               0.22%                0.04%               1.16%
  AST MFS Growth                                              0.90%               0.21%                0.14%               1.25%
  AST Marsico Capital Growth                                  0.90%               0.16%                0.05%               1.11%
  AST Goldman Sachs Concentrated Growth                       0.90%               0.17%                0.06%               1.13%
  AST DeAM Large-Cap Value                                    0.85%               0.24%                0.00%               1.09%
  AST Alliance/Bernstein Growth + Value                       0.90%               0.25%                0.00%               1.15%
  AST Sanford Bernstein Core Value                            0.75%               0.24%                0.15%               1.14%
  AST Cohen & Steers Realty                                   1.00%               0.22%                0.02%               1.24%
  AST Sanford Bernstein Managed Index 500                     0.60%               0.18%                0.06%               0.84%
  AST American Century Income & Growth                        0.75%               0.24%                0.00%               0.99%
  AST Alliance Growth and Income                              0.75%               0.16%                0.08%               0.99%
  AST Hotchkis & Wiley Large-Cap Value 6                      0.75%               0.19%                0.04%               0.98%
  AST DeAM Global Allocation 7                                0.97%               0.29%                0.00%               1.26%
  AST American Century Strategic Balanced                     0.85%               0.26%                0.00%               1.11%
  AST T. Rowe Price Asset Allocation                          0.85%               0.27%                0.00%               1.12%
  AST T. Rowe Price Global Bond                               0.80%               0.26%                0.00%               1.06%
  AST Goldman Sachs High Yield 8                              0.75%               0.18%                0.00%               0.93%
  AST Lord Abbett Bond-Debenture                              0.80%               0.24%                0.00%               1.04%
  AST PIMCO Total Return Bond                                 0.65%               0.15%                0.00%               0.80%
  AST PIMCO Limited Maturity Bond                             0.65%               0.17%                0.00%               0.82%
  AST Money Market                                            0.50%               0.14%                0.00%               0.64%

Gartmore Variable Investment Trust:
  GVIT Developing Markets                                     1.15%               0.24%                 0.25%               1.64%

Wells Fargo Variable Trust: 9
  Equity Value                                                0.55%               0.40%                0.25%               1.20%
  Equity Income                                               0.55%               0.26%                0.25%               1.06%

Rydex Variable Trust:
  Nova                                                         0.75%              0.79%                 0.00%               1.54%
  Ursa                                                         0.90%              0.77%                 0.00%               0.67%
  OTC                                                          0.75%              0.78%                 0.00%               1.53%
------------------------------------------------------ -------------------- ------------------- -------------------- -------------------

----------------------------------------------------------------------------------------------------------------------------------------
                                           UNDERLYING MUTUAL FUND PORTFOLIO ANNUAL EXPENSES
                               (as a percentage of the average net assets of the underlying Portfolios)
----------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------- ---------------------- -------------------- ------------------- --------------------
                                                                                                                       Total Annual
                                                       Management Fees      Other Expenses 1        12b-1 Fees      Portfolio Operating
               UNDERLYING PORTFOLIO                                                                                      Expenses

--------------------------------------------------- ---------------------- -------------------- ------------------- --------------------

INVESCO Variable Investment Funds, Inc.: 10, 11
  Dynamics                                                   0.75%                0.42%                0.00%                1.17%
  Technology 12                                              0.75%                0.41%                0.00%                1.16%
  Health Sciences                                            0.75%                0.33%                0.00%                1.08%
  Financial Services                                         0.75%                0.36%                0.00%                1.11%

Evergreen Variable Annuity Trust: 13
  International Equity                                       0.66%                0.46%                0.00%                1.12%
  Special Equity                                             0.92%                0.26%                0.00%                1.18%
  Omega                                                      0.52%                0.20%                0.00%                0.72%

ProFund VP: 14
  Europe 30                                                  0.75%                0.91%                0.25%                1.91%
  Asia 30                                                    0.75%                0.93%                0.25%                1.93%
  Japan                                                      0.75%                0.95%                0.25%                1.95%
  Banks                                                      0.75%                1.30%                0.25%                2.30%
  Basic Materials                                            0.75%                1.03%                0.25%                2.03%
  Biotechnology                                              0.75%                1.04%                0.25%                2.04%
  Consumer Cyclical                                          0.75%                1.33%                0.25%                2.33%
  Consumer Non-Cyclical                                      0.75%                1.33%                0.25%                2.33%
  Energy                                                     0.75%                1.09%                0.25%                2.09%
  Financial                                                  0.75%                1.07%                0.25%                2.07%
  Healthcare                                                 0.75%                1.04%                0.25%                2.04%
  Industrial                                                 0.75%                1.25%                0.25%                2.25%
  Internet                                                   0.75%                1.01%                0.25%                2.01%
  Pharmaceuticals                                            0.75%                1.06%                0.25%                2.06%
  Precious Metals                                            0.75%                0.98%                0.25%                1.98%
  Real Estate                                                0.75%                1.02%                0.25%                2.02%
  Semiconductor                                              0.75%                1.05%                0.25%                2.05%
  Technology                                                 0.75%                0.93%                0.25%                1.93%
  Telecommunications                                         0.75%                1.06%                0.25%                2.06%
  Utilities                                                  0.75%                1.06%                0.25%                2.06%
  Bull                                                       0.75%                0.87%                0.25%                1.87%
  Bear                                                       0.75%                0.98%                0.25%                1.98%
  UltraBull                                                  0.75%                1.07%                0.25%                2.07%
  OTC                                                        0.75%                0.95%                0.25%                1.95%
  Short OTC                                                  0.75%                0.99%                0.25%                1.99%
  UltraOTC                                                   0.75%                0.97%                0.25%                1.97%
  Mid-Cap Value                                              0.75%                1.08%                0.25%                2.08%
  Mid-Cap Growth                                             0.75%                1.02%                0.25%                2.02%
  UltraMid-Cap                                               0.75%                1.08%                0.25%                2.08%
  Small-Cap Value                                            0.75%                1.08%                0.25%                2.08%
  Small-Cap Growth                                           0.75%                1.00%                0.25%                2.00%
  UltraSmall-Cap                                             0.75%                1.00%                0.25%                2.00%
  U.S. Government Plus                                       0.50%                0.99%                0.25%                1.74%
  Rising Rates Opportunity                                   0.75%                0.91%                0.25%                1.91%

--------------------------------------------------- ---------------------- -------------------- ------------------- --------------------

---------------------------------------------------------------------------------------------------------------------------------------
                                           UNDERLYING MUTUAL FUND PORTFOLIO ANNUAL EXPENSES
                               (as a percentage of the average net assets of the underlying Portfolios)
---------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------- ---------------------- -------------------- ------------------- --------------------
                                                                                                                       Total Annual
                                                       Management Fees      Other Expenses 1        12b-1 Fees      Portfolio Operating
               UNDERLYING PORTFOLIO                                                                                      Expenses

--------------------------------------------------- ---------------------- -------------------- ------------------- --------------------
First Defined Portfolio Fund LLC: 15, 16
  First Trust(R)10 Uncommon Values                         0.60%                 1.51%                0.25%               2.36%
  Target Managed VIP                                       0.60%                 0.99%                0.25%               1.84%
  The Dowsm DART 10                                        0.60%                 2.59%                0.25%               3.44%
  Global Target 15                                         0.60%                 3.84%                0.25%               4.69%
  S&P Target 24                                            0.60%                 2.22%                0.25%               3.07%
  Nasdaq Target 15                                         0.60%                 2.29%                0.25%               3.14%
  Value Line(R)Target 25                                   0.60%                 2.69%                0.25%               3.54%

The Prudential Series Fund, Inc.:
SP William Blair International Growth 17                   0.85%                 0.45%                0.25%               1.55%
--------------------------------------------------- ---------------------- -------------------- ------------------- --------------------

1        As noted above,  shares of the  Portfolios  generally  are  purchased  through  variable  insurance  products.  Many of the
     Portfolios  and/or their investment  advisers and/or  distributors  have entered into arrangements with us as the issuer of the
     Annuity under which they compensate us for providing  ongoing  services in lieu of the Trust  providing such services.  Amounts paid under  these  arrangements  are  included  under  "Other  Expenses."  For more  information  see the  prospectus  for each underlying portfolio and, "Service Fees payable to American Skandia," later in this prospectus.
2        The Portfolios'  total actual annual  operating  expenses for the year ended December 31, 2003 were less than the amount shown in the table due to fee waivers,  reimbursement of expenses and expense offset arrangements.  These waivers,  reimbursements,  and offset arrangements are voluntary and may be terminated by American Skandia Investment Services,  Inc. and Prudential  Investments
     LLC at any time.  After  accounting  for the waivers,  reimbursements  and offset  arrangements,  the  Portfolio's  actual  annual operating expenses were:

                                                                  Total Actual Annual
                                                                  Portfolio Operating
                                                                     Expenses After
                                                                        Expense
                                     Portfolio Name                  Reimbursement
                                     --------------                  -------------
                         AST William Blair International Growth          1.24%
                         AST DeAM International Equity                   1.14%
                         AST DeAM Small-Cap Growth                       1.02%
                         AST DeAM Small-Cap Value                        1.15%
                         AST Goldman Sachs Mid-Cap Growth                1.31%
                         AST Marsico Capital Growth                      1.10%
                         AST Goldman Sachs Concentrated Growth           1.06%
                         AST DeAM Large-Cap Value                        0.99%
                         AST Alliance Growth and Income                  0.97%
                         AST DeAM Global Allocation                      0.14%
                         AST PIMCO Total Return Bond                     0.78%
                         AST Money Market                                0.59%
     Effective  May 1, 2004,  the  Investment  Managers  have  voluntarily  agreed to waive a portion of their fee equal to .05% of the average  daily net assets of the AST Hotchkis & Wiley  Large-Cap  Value  Portfolio.  If such waiver had been in place at year-end, the Portfolio's actual annual operating expenses would have been 0.93%.
3        The Trust adopted a Distribution  Plan (the  "Distribution  Plan") under Rule 12b-1 of the  Investment  Company Act of 1940 to permit an affiliate of the Trust's Investment Managers to receive brokerage  commissions in connection with purchases and sales of securities  held by Portfolios of the Trust,  and to use these  commissions to promote the sale of shares of such  Portfolio.  The chart above shows the amount of commissions paid during 2003 to the affiliate of the Investment Managers to promote  distribution, shown as a percentage of Portfolio  average daily net assets.  The Distribution Plan does not limit the amount of commissions that may be directed under the Plan, so the amount  directed in future years may be greater than or less than the  percentage  shown in the chart above.  Overall brokerage  commission rates and amounts paid by the various Portfolios are not expected to increase as a result of the Distribution Plan.
4        Effective  February 23, 2004,  J.P.  Morgan  Investment  Management  Inc.  became  Sub-advisor of the  Portfolio.  Prior to
     February  23,  2004,  Strong  Capital  Management,  Inc.  served as  Sub-advisor  of the  Portfolio,  then  named  "AST  Strong
     International Equity."
5        Effective May 1, 2004, State Street Research and Management  Company became  Sub-advisor of the Portfolio.  Prior to May 1,
     2004, Pilgrim Baxter & Associates served as Sub-advisor of the Portfolio, then named "AST PBHG Small Cap Growth."
6        Effective May 1, 2004,  Hotchkis and Wiley Capital  Management LLC became  Sub-advisor  of the  Portfolio.  Prior to May 1,
     2004, INVESCO Funds Group, Inc. served as Sub-advisor of the Portfolio, then named "AST INVESCO Capital Income."
7        (a) The DeAM  Global  Asset  Allocation  Portfolio  invests  primarily  in  shares of other AST  Portfolios  (the  "Underlying
     Portfolios").  The only  management  fee  directly  paid by the  Portfolio  is a 0.10%  fee paid to  American  Skandia  Investment
     Services,  Inc.  and  Prudential  Investments  LLC.  The  management  fee shown in the chart for the  Portfolio  is (i) that 0.10%
     management  fee paid by the Portfolio plus (ii) an estimate of the management  fees paid by the Underlying  Portfolios,  which are borne indirectly by investors in the Portfolio.  The estimate was calculated  based on the percentage of the Portfolio  invested in each Underlying Portfolio as of December 31, 2003 using the management fee rates shown in the chart above.
     (b) The  DeAM  Global  Asset  Allocation  Portfolio  invests  primarily  in  shares  of  other  AST  Portfolios  (the  "Underlying
     Portfolios").  The expense  information  shown in the chart for the Portfolio  reflects (i) the expenses of the  Portfolio  itself plus (ii) an  estimate  of the  expenses  paid by the  Underlying  Portfolios,  which are borne  indirectly  by  investors  in the
     Portfolio.  The estimate was calculated  based on the percentage of the Portfolio  invested in each  Underlying  Portfolio as of
     December 31, 2003 using the expense rates for the Underlying Portfolios shown in the above chart.
8        Effective May 1, 2004,  Goldman Sachs Asset  Management,  L.P. became  Sub-advisor of the Portfolio.  Prior to May 1, 2004,
     Federated Investment Counseling served as Sub-advisor of the Portfolio, then named "AST Federated High Yield."
9        The Adviser of Wells Fargo Variable Trust has committed  through April 30, 2005 to waive fees and/or reimburse  expenses to the extent necessary to maintain the Fund's net operating expenses as shown in the following table:
                                      Total Actual Annual
                                      Portfolio Operating
                                         Expenses After
                                            Expense
           Portfolio Name                Reimbursement
           --------------                -------------
         Equity Value                        1.00%
         Equity Income                       1.00%

10       The Fund has adopted a new form of  administrative  services and transfer agency  agreements which will be effective May 1,
     2004.  As a result, Other Expenses have been restated to reflect the changes in fees under the new agreements.
11       The Fund's  adviser  is  entitled  to  receive  reimbursement  from the Fund for fees and  expenses  paid for by the Fund's adviser  pursuant to expense  limitation  commitments  between the Fund's adviser and the Fund if such  reimbursement  does not cause the Fund to exceed its  then-current  expense  limitations  and the  reimbursement  is made within  three years after the
     Fund's adviser incurred the expense.
12       As a result of a  reorganization  on April 30, 2004 of INVESCO VIF  Telecommunications  into  INVESCO VIF  Technology,  the
     Portfolio's Total Annual Operating Expenses have been restated to reflect current expenses.
13       Evergreen  Investment  Management  Company,  LLC ("Evergreen") may voluntarily waive its fees and/or reimburse the Fund for certain of its expenses in order to reduce  expenses as shown in the table  below.  Amounts  waived  and/or  reimbursed  may be recouped  up to a  period  of three  years  following  the end of the  fiscal  year in which  the fee  waivers  and/or  expense reimbursements were made.  Evergreen may cease these voluntary waivers and/or reimbursements at any time.
                                      Total Actual Annual
                                      Portfolio Operating
                                         Expenses After
                                            Expense
           Portfolio Name                Reimbursement
           --------------                -------------
International Equity                         1.07%
Special Equity                               1.03%

14       ProFund Advisors LLC has contractually  agreed to waive Investment  Advisory and Management  Services Fees and to reimburse other expenses to the extent Total Annual Portfolio  Operating  Expenses,  as a percentage of average daily net assets,  exceed
     1.98% (1.73% for ProFund VP U.S.  Government Plus) through  December 31, 2004. After such date, any of the expense  limitations may be terminated or revised.  Amounts waived or reimbursed in a particular  fiscal year may be repaid to ProFund  Advisors LLC within three years of the waiver or  reimbursement  to the extent that recoupment  will not cause the  Portfolio's  expenses to exceed any  expense  limitation  in place at that time.  A waiver or  reimbursement  lowers the  expense  ration and  increases overall returns to investors.
15       The Funds'  Board of  Trustees  reserve  the right to suspend  payments  under the 12b-1 Plan at any time.  On May 1, 2003,
     12b-1  payments were  suspended for all Funds except the First Trust 10 Uncommon  Values  Portfolio.  Payments  under the 12b-1
     Plan will resume  effective May 1, 2004 for the Target Managed VIP Portfolio,  the Dow Dart 10 Portfolio,  the Global Target 15
     Portfolio, the S&P Target 24 Portfolio, the Nasdaq Target 15 Portfolio and the Value Line Target 25 Portfolio.
16       First Trust has voluntarily  agreed to waive fees and reimburse  expenses of the Funds through  September 30, 2005 to limit
     Total Annual Fund Operating  Expenses  (excluding  brokerage  expense and  extraordinary  expense) as shown in the table below.
     There can be no assurance that First Trust will continue to waive fees and reimburse  expenses after September 30, 2005.  First
     Trust may seek restitution from the Funds for fees waived and expenses  reimbursed  within three years following such waiver or reimbursement;  however,  the  restitution  is limited to the extent that it would not cause a Fund to exceed  current  expense limitations.

                                                                  Total Actual Annual
                                                                  Portfolio Operating
                                                                     Expenses After
                                                                        Expense
                                       Portfolio Name                Reimbursement
                                       --------------                -------------

                           First Trust(R)10 Uncommon Values               1.37%
                           Target Managed VIP                            1.47%
                           S&P Target 24                                 1.47%
                           The Dowsm DART 10                             1.47%
                           Value Line(R)Target 25                         1.47%
                           Global Target 15                              1.47%
                           Nasdaq Target 15                              1.47%

17       Effective  May 1,  2004,  William  Blair &  Company,  LLC  became  Sub-advisor  of the  Portfolio.  Prior  to May 1,  2004,
     Prudential  Investments  LLC/Jennison  Associates  LLC  served  as  Sub-advisor  of the  Portfolio,  then  named  "SP  Jennison
     International Growth."

EXPENSE EXAMPLES

These  examples  are  designed to assist you in  understanding  the various  expenses  you may incur with the Annuity  over  certain periods of time based on specific  assumptions.  The examples  reflect the Insurance  Charge and the maximum total annual  portfolio operating  expenses for the underlying  Portfolio  (shown above).  The Securities  and Exchange  Commission  ("SEC")  requires these examples.

Below are  examples  showing  what you would pay in  expenses at the end of the stated time  periods  for each  Sub-account  had you invested $10,000 in the Annuity and received a 5% annual return on assets.

The examples also assume (a) you are a 70 year old male;  (b) you have not used the Annuity's  conversion  feature;  (c) you did not receive any  Credits;  (d) that the  Insurance  Charge is assessed as 1.25% per year;  and (e) the maximum  total  annual  portfolio operating expenses for the underlying Portfolio (shown above) are reflected.

Expense Examples are provided as follows:  1.) if you surrender the Annuity at the end of the stated time period;  and 2.) if you do not surrender your Annuity.

THE EXAMPLES ARE  ILLUSTRATIVE  ONLY - THEY SHOULD NOT BE CONSIDERED A  REPRESENTATION  OF PAST OR FUTURE EXPENSES OF THE UNDERLYING
MUTUAL  FUNDS OR THEIR  PORTFOLIOS  - ACTUAL  EXPENSES  WILL BE LESS THAN THOSE  SHOWN IF YOU  ALLOCATE  ACCOUNT  VALUE TO ANY OTHER
AVAILABLE SUB-ACCOUNTS.

If you surrender your contract at the end of the applicable time period:

            ----------------------------- --------------------------- --------------------------- --------------------------
                       1 year                      3 years                     5 years                    10 years
            ----------------------------- --------------------------- --------------------------- --------------------------
            ----------------------------- --------------------------- --------------------------- --------------------------
                        $591                        $1,757                      $2,901                     $5,668
            ----------------------------- --------------------------- --------------------------- --------------------------

If you do not surrender your contract:

            ----------------------------- --------------------------- --------------------------- --------------------------
                       1 year                      3 years                     5 years                    10 years
            ----------------------------- --------------------------- --------------------------- --------------------------
            ----------------------------- --------------------------- --------------------------- --------------------------
                        $591                        $1,757                      $2,901                     $5,668
            ----------------------------- --------------------------- --------------------------- --------------------------

HIGHLIGHTS

WHAT IS AN IMMEDIATE ANNUITY?

An immediate  annuity  begins  making  periodic  payments to you within one year after the Issue Date.  This Annuity  begins  making payments within 60 days of the Issue Date.

WHAT IS A VARIABLE IMMEDIATE ANNUITY?

A variable  immediate  annuity is an  immediate  annuity  where  some or all of the  benefits  depend  upon the  performance  of the
Sub-accounts and you assume the investment risk of such investment performance.

HOW DOES THIS VARIABLE IMMEDIATE ANNUITY GENERALLY DIFFER FROM SYSTEMATIC WITHDRAWAL PROGRAMS?

This variable  immediate  annuity  offers a guarantee of income  payments for life,  for a Certain  Period,  or for life and Certain
Period.  This type of annuity  contract is designed to transfer to an insurance  company part of the risk of outliving  one's assets if a life payment  option is selected.  Generally,  the insurer  charges the  purchaser  for taking on this risk of this  guarantee.
The  difference  between this type of annuity  contract  and a  systematic  withdrawal  program is that this  guarantee  and the tax advantages provided is not available with a program of systematic withdrawals.

INVESTMENT OPTIONS

WHAT ARE THE INVESTMENT OBJECTIVES AND POLICIES OF THE PORTFOLIOS?

Each variable  investment option is a Sub-account of American Skandia Life Assurance  Corporation  Variable Account B (see "What are
Separate  Accounts" for more detailed  information).  Each Sub-account  invests  exclusively in one Portfolio.  You should carefully read the prospectus for any Portfolio in which you are interested.  The following chart  classifies each of the Portfolios  based on our  assessment  of their  investment  style (as of the date of this  Prospectus).  The chart also  provides a  description  of each
Portfolio's  investment  objective (in italics) and a short,  summary description of their key policies to assist you in determining which Portfolios may be of interest to you.  There is no guarantee that any Portfolio will meet its investment objective.

The name of the  advisor/sub-advisor  for each Portfolio  appears next to the description.  Those portfolios whose name includes the prefix "AST" are portfolios of American Skandia Trust. The investment  managers for AST are American  Skandia  Investment  Services,
Incorporated and Prudential  Investments LLC, affiliated companies of American Skandia.  However, a sub-advisor,  as noted below, is engaged to conduct day-to-day investment decisions.

The Portfolios are not publicly traded mutual funds.  They are only available as investment  options in variable  annuity  contracts and variable  life  insurance  policies  issued by insurance  companies,  or in some cases,  to  participants  in certain  qualified retirement  plans.  However,  some of the Portfolios  available as Sub-accounts  under the Annuity are managed by the same portfolio advisor or  sub-advisor  as a retail  mutual fund of the same or similar name that the  Portfolio may have been modeled after at its inception.  Certain retail mutual funds may also have been modeled after a Portfolio.  While the  investment  objective and policies of the retail  mutual  funds and the  Portfolios  may be  substantially  similar,  the  actual  investments  will  differ to varying degrees.  Differences  in the  performance  of the funds can be expected and, in some cases,  could be  substantial.  You should not compare the  performance  of a publicly  traded mutual fund with the  performance  of any  similarly  named  Portfolio  offered as a
Sub-account.  Details about the  investment  objectives,  policies,  risks,  costs and management of the Portfolios are found in the prospectuses  for the underlying  mutual funds.  The current  prospectus and statement of additional  information for the underlying
Portfolios can be obtained by calling 1-800-752-6342.

====================================================================================================================================
Effective  March 16, 2001,  the Nova,  Ursa and OTC  portfolios of Rydex  Variable  Trust will no longer be offered as  Sub-accounts under the  Annuity.  Owners of  Annuities  issued on or after March 16, 2001 will not be allowed to  allocate  Account  Value to the
Rydex Nova, Rydex Ursa or Rydex OTC  Sub-accounts.  Except as noted below,  Owners of Annuities issued before March 16, 2001, and/or their authorized  investment  professionals,  will no longer be able to allocate additional Account Value or make transfers into the
Rydex Nova, Rydex Ursa or Rydex OTC  Sub-accounts.  Annuity Owners and/or their  authorized  investment  professionals  who elect to transfer  Account Value out of the Rydex  Sub-accounts on or after March 16, 2001 will not be allowed to transfer Account Value into the Rydex  Sub-accounts at a later date.  Asset  allocation and rebalancing  programs that were effective  before March 16, 2001 and included one or more of the Rydex  Sub-accounts will be allowed to continue.  However,  no changes involving the Rydex  Sub-accounts may be made to such programs.
====================================================================================================================================

====================================================================================================================================
Effective  close of business June 28, 2002, the AST Goldman Sachs  Small-Cap  Value  Portfolio is no longer offered as a Sub-account under the  Annuity,  except as  follows:  if at any time on or prior to June 28,  2002 you had any  portion  of your  Account  Value allocated to the AST Goldman Sachs Small-Cap Value  Sub-account,  you may continue to allocate Account Value and make transfers into and/or out of the AST Goldman  Sachs  Small-Cap  Value  Sub-account,  including  any bank  drafting,  dollar cost  averaging,  asset allocation  and  rebalancing  programs.  If you never  had a portion  of your  Account  Value  allocated  to the AST  Goldman  Sachs
Small-Cap  Value  Sub-account on or prior to June 28, 2002 or if you purchase your Annuity after June 28, 2002, you cannot  allocate
Account Value to the AST Goldman Sachs Small-Cap Value Sub-Account.
====================================================================================================================================

Effective  May 1, 2004,  the SP William  Blair  International  Growth  Portfolio  (formerly  the SP  Jennison  International  Growth
Portfolio) is no longer offered as a Sub-account under the Annuity,  except as follows:  if at any time prior to May 1, 2004 you had any portion of your Account Value allocated to the SP William Blair International  Growth Sub-account,  you may continue to allocate
Account  Value and make  transfers  into and/or out of the SP William Blair  International  Growth  Sub-account,  including any bank drafting,  dollar cost  averaging,  asset  allocation  and  rebalancing  programs.  If you never had a portion of your Account Value allocated to the SP William Blair  International  Growth  Sub-account prior to May 1, 2004 or if you purchase your Annuity after May
1, 2004, you cannot allocate Account Value to the SP William Blair International Growth Sub-Account.

Either of the above  Sub-accounts  may be offered to new Owners at some  future  date;  however,  at the present  time,  there is no intention  to do so. We also  reserve  the right to offer or close  each of the above  Sub-accounts  to all  Owners  that  owned the
Annuity prior to the respective close dates.

Please refer to Appendix A for certain required financial information related to the historical performance of the Sub-accounts.

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  INTER-NATIONAL    AST JPMorgan  International  Equity (f/k/a AST Strong  International  Equity):  seeks long-term capital  growth by investing in a diversified  portfolio of  international  equity  securities.
                    The  Portfolio  seeks to meet its objective by investing,  under normal market  conditions,  at least 80% of its assets in a diversified  portfolio of equity  securities of companies  located
      EQUITY        or operating in developed  non-U.S.  countries  and emerging  markets of the world.  The equity    J.P. Morgan
                    securities will ordinarily be traded on a recognized foreign  securities  exchange or traded in  Investment Management
                    a foreign  over-the-counter  market in the country where the issuer is principally  based,  but           Inc.
                    may also be traded in other countries including the United States.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  INTER-NATIONAL    AST William Blair International  Growth (AST American Century  International Growth merged into this  Portfolio):  seeks  long-term  growth of capital.  The  Portfolio  pursues its  objective primarily  through  investments  in equity  securities  of issuers  located  outside the United
                    States.  The  Portfolio  normally  invests at least 80% of its total  assets in  securities  of
      EQUITY        issuers from at least five  different  countries,  excluding the United  States.  The Portfolio
                    invests primarily in companies  selected for their growth  potential.  Securities are generally     William Blair &
                    selected  without  regard to any defined  allocation  among  countries,  geographic  regions or     Company, L.L.C.
                    industry sectors, or other similar selection procedure.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  INTER-NATIONAL    AST DeAM  International  Equity:  seeks capital growth.  The Portfolio pursues its objective by investing  at least 80% of the value of its assets in the equity  securities  of  companies  in developed  non-U.S.  countries that are represented in the MSCI EAFE(R)Index. The target of this
                    Portfolio  is to track the  performance  of the MSCI  EAFE(R)Index  within  4% with a  standard
      EQUITY        deviation  expected of +/- 4%. The  Sub-advisor  considers  a number of factors in  determining      Deutsche Asset
                    whether to invest in a stock,  including  earnings growth rate,  analysts'  estimates of future     Management, Inc.
                    earnings and industry-relative price multiples.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST MFS Global Equity:  seeks capital growth.  Under normal circumstances the Portfolio invests
                    at least 80% of its assets in equity securities of U.S. and foreign issuers  (including issuers      Massachusetts
  GLOBAL EQUITY     in developing  countries).  The Portfolio  generally seeks to purchase  securities of companies    Financial Services
                    with relatively large market capitalizations relative to the market in which they are traded.           Company
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST State Street Research  Small-Cap  Growth (f/k/a AST PBHG Small-Cap  Growth):  seeks capital growth.  The Portfolio  pursues its objective by primarily  investing at least 80% of the value
 SMALL CAP GROWTH   of its assets in the common stocks of small-sized  companies,  whose market capitalizations are  State Street Research similar to market  capitalizations  of the  companies in the Russell 2000(R)Index at the time of  and Management Company the Portfolio's investment.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
 SMALL CAP GROWTH   AST DeAM  Small-Cap  Growth:  seeks maximum  growth of  investors'  capital from a portfolio of growth  stocks of  smaller  companies.  The  Portfolio  pursues  its  objective,  under  normal circumstances,  by  primarily  investing  at  least  80%  of its  total  assets  in the  equity
                    securities  of  small-sized   companies  included  in  the  Russell  2000  Growth(R)Index.  The
                    Sub-advisor  employs  an  investment  strategy  designed  to  maintain  a  portfolio  of equity    Deutsche Asset
                    securities  which  approximates  the market risk of those  stocks  included in the Russell 2000     Management, Inc.
                    Growth(R)Index, but which attempts to outperform the Russell 2000 Growth(R)Index.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
    SMALL CAP       AST Federated  Aggressive  Growth:  seeks capital growth.  The Portfolio pursues its investment objective by investing in the stocks of small  companies  that are traded on national  security
                    exchanges,  NASDAQ stock  exchange and the  over-the-counter-market.  Small  companies  will be   Federated Investment
      GROWTH        defined as  companies  with market  capitalizations  similar to  companies  in the Russell 2000   Counseling/Federated
                    Growth Index. Up to 25% of the  Portfolio's  net assets may be invested in foreign  securities,    Global Investment
                    which are typically denominated in foreign currencies.                                              Management Corp.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Goldman Sachs Small-Cap Value:  seeks long-term  capital  appreciation.  The Portfolio will seek its objective through  investments  primarily in equity securities that are believed to be undervalued in the marketplace.  The Portfolio  primarily seeks companies that are small-sized,
                    based on the value of their  outstanding  stock.  The  Portfolio  will  have a  non-fundamental   Goldman Sachs Asset
 SMALL CAP VALUE    policy to invest, under normal circumstances,  at least 80% of the value of its assets in small     Management, L.P.
                    capitalization  companies.  The 80%  investment  requirement  applies at the time the Portfolio invests  its  assets.  The  Portfolio  generally  defines  small  capitalization  companies  as companies with a capitalization of $5 billion or less.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
 SMALL CAP VALUE    AST Gabelli Small-Cap Value:  seeks to provide long-term capital growth by investing  primarily in  small-capitalization  stocks  that  appear to be  undervalued.  The  Portfolio  will have a non-fundamental policy to invest, under normal circumstances,  at least 80% of the value of its assets in small capitalization  companies.  The 80% investment  requirement applies at the time the  Portfolio  invests  its assets.  The  Portfolio  generally  defines  small  capitalization companies as those with a capitalization  of $1.5 billion or less.  Reflecting a value approach
                    to  investing,  the Portfolio  will seek the stocks of companies  whose current stock prices do       GAMCO
                    not appear to adequately reflect their underlying value as measured by assets,  earnings,  cash     Investors, Inc.
                    flow or business franchises.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
 SMALL CAP VALUE    AST DeAM Small-Cap Value:  seeks maximum growth of investors'  capital.  The Portfolio  pursues its  objective,  under normal  market  conditions,  by primarily  investing at least 80% of its total assets in the equity  securities of small-sized  companies  included in the Russell 2000(R)
                    Value Index. The Sub-advisor  employs an investment  strategy  designed to maintain a portfolio       Deutsche Asset
                    of equity  securities  which  approximates  the market  risk of those  stocks  included  in the     Management, Inc.
                    Russell 2000(R)Value Index, but which attempts to outperform the Russell 2000(R)Value Index.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  MID-CAP GROWTH    AST Goldman Sachs Mid-Cap Growth:  seeks long-term  capital growth.  The Portfolio  pursues its investment  objective,  by investing  primarily in equity securities  selected for their growth potential,  and  normally  invests  at  least  80%  of  the  value  of  its  assets  in  medium capitalization  companies.  For purposes of the  Portfolio,  medium-sized  companies  are those whose  market  capitalizations  (measured at the time of  investment)  fall within the range of
                    companies  in the  Standard & Poor's  MidCap  400  Index.  The  Sub-advisor  seeks to  identify      Goldman Sachs Asset
                    individual  companies with earnings  growth  potential that may not be recognized by the market     Management, L.P.
                    at large.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  MID-CAP GROWTH    AST Neuberger  Berman Mid-Cap  Growth:  seeks capital growth.  Under normal market  conditions, the Portfolio  primarily invests at least 80% of its net assets in the common stocks of mid-cap companies.  For purposes of the Portfolio,  companies with equity market  capitalizations  that fall within the range of the Russell Midcap(R)Index,  at the time of investment,  are considered
                    mid-cap  companies.  Some of the  Portfolio's  assets  may be  invested  in the  securities  of     Neuberger Berman
                    large-cap companies as well as in small-cap  companies.  The Sub-advisor looks for fast-growing     Management Inc.
                    companies that are in new or rapidly evolving industries.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
   MID-CAP VALUE    AST Neuberger Berman Mid-Cap Value: seeks capital growth.  Under normal market conditions,  the
                    Portfolio  primarily  invests at least 80% of its net  assets in the  common  stocks of mid-cap companies.  For purposes of the Portfolio,  companies with equity market  capitalizations  that fall within the range of the Russell  Midcap(R)Index at the time of investment  are  considered mid-cap  companies.  Some of the  Portfolio's  assets  may be  invested  in the  securities  of
                    large-cap  companies as well as in small-cap  companies.  Under the Portfolio's  value-oriented      Neuberger Berman
                    investment  approach,  the Sub-advisor looks for well-managed  companies whose stock prices are     Management Inc.
                    undervalued and that may rise in price before other investors realize their worth.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
      ALL-CAP       AST Alger All-Cap Growth:  seeks long-term  capital growth.  The Portfolio invests primarily in equity securities,  such as common or preferred stocks, that are listed on U.S. exchanges or in the  over-the-counter  market.  The Portfolio may invest in the equity  securities of companies
      GROWTH        of all sizes,  and may emphasize  either  larger or smaller  companies at a given time based on      Fred Alger
                    the Sub-advisor's assessment of particular companies and market conditions.                         Management, Inc.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Gabelli  All-Cap  Value:  seeks  capital  growth.  The  Portfolio  pursues its objective by investing primarily in readily marketable equity securities including common stocks,  preferred stocks and  securities  that may be converted at a later time into common stock.  The Portfolio
      ALL-CAP       may invest in the  securities  of companies of all sizes,  and may  emphasize  either larger or
       VALUE        smaller  companies  at a  given  time  based  on the  Sub-advisor's  assessment  of  particular  GAMCO Investors, Inc.
                    companies and market  conditions.  The Portfolio  focuses on companies that appear  underpriced relative  to their  private  market  value  ("PMV").  PMV is the  value  that  the  Portfolio's
                    Sub-advisor believes informed investors would be willing to pay for a company.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST T. Rowe Price Natural  Resources:  seeks  long-term  capital growth  primarily  through the common stocks of companies  that own or develop  natural  resources  (such as energy  products, precious  metals and forest  products)  and other basic  commodities.  The  Portfolio  normally invests  primarily (at least 80% of its total assets) in the common stocks of natural  resource
      SECTOR        companies whose earnings and tangible  assets could benefit from  accelerating  inflation.  The      T. Rowe Price
                    Portfolio looks for companies that have the ability to expand production,  to maintain superior     Associates, Inc.
                    exploration  programs  and  production   facilities,   and  the  potential  to  accumulate  new
                    resources.  At least 50% of Portfolio assets will be invested in U.S. securities,  up to 50% of total assets also may be invested in foreign securities.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Alliance  Growth:  seeks long-term  capital growth.  The Portfolio  invests at least 80% of its total assets in the equity  securities of a limited  number of large,  carefully  selected, high-quality  U.S.  companies  that are judged  likely to  achieve  superior  earnings  growth.
 LARGE CAP GROWTH   Normally,  about 40-60  companies will be  represented in the Portfolio,  with the 25 companies     Alliance Capital
                    most  highly  regarded  by  the  Sub-advisor  usually  constituting  approximately  70%  of the     Management, L.P.
                    Portfolio's  net assets.  An emphasis is placed on identifying  companies  whose  substantially above average prospective earnings growth is not fully reflected in current market valuations.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
 LARGE CAP GROWTH   AST MFS  Growth:  seeks  long-term  capital  growth  and future  income.  Under  normal  market conditions,  the  Portfolio  invests  at least 80% of its total  assets  in common  stocks  and related securities,  such as preferred stocks,  convertible securities and depositary receipts,
                    of companies that the  Sub-advisor  believes offer better than average  prospects for long-term      Massachusetts
                    growth.  The Sub-advisor seeks to purchase  securities of companies that it considers  well-run    Financial Services
                    and  poised  for  growth.  The  Portfolio  may  invest up to 35% of its net  assets in  foreign         Company
                    securities.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
 LARGE CAP GROWTH   AST Marsico  Capital  Growth:  seeks capital  growth.  Income  realization is not an investment objective  and  any  income  realized  on  the  Portfolio's  investments,  therefore,  will  be incidental to the Portfolio's  objective.  The Portfolio will pursue its objective by investing primarily in common stocks of larger,  more  established  companies.  In selecting  investments for the Portfolio,  the Sub-advisor uses an approach that combines "top down" economic analysis with "bottom up" stock selection.  The "top down" approach identifies  sectors,  industries and
                    companies that should benefit from the trends the  Sub-advisor  has observed.  The  Sub-advisor      Marsico Capital
                    then looks for individual  companies with earnings growth  potential that may not be recognized     Management, LLC
                    by the market at large, a "bottom up" stock selection.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Goldman Sachs  Concentrated  Growth (AST DeAM Large-Cap Growth merged into this Portfolio):
                    seeks growth of capital in a manner  consistent with the  preservation of capital.  Realization of  income  is not a  significant  investment  consideration  and any  income  realized  on the
                    Portfolio's  investments,  therefore,  will be incidental  to the  Portfolio's  objective.  The
 LARGE CAP GROWTH   Portfolio  will pursue its objective by investing  primarily in equity  securities of companies   Goldman Sachs Asset
                    that  the  Sub-advisor  believes  have  potential  to  achieve  capital  appreciation  over the     Management, L.P.
                    long-term.  The Portfolio seeks to achieve its investment objective by investing,  under normal circumstances,  in approximately 30 - 45 companies that are considered by the Sub-advisor to be positioned for long-term growth.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST DeAM Large-Cap Value:  seeks maximum growth of capital by investing  primarily in the value stocks  of  larger  companies.  The  Portfolio  pursues  its  objective,  under  normal  market conditions,  by  primarily  investing  at least  80% of the value of its  assets in the  equity
                    securities  of  large-sized   companies   included  in  the  Russell  1000(R)Value  Index.  The      Deutsche Asset
  LARGE CAP VALUE   Sub-advisor  employs  an  investment  strategy  designed  to  maintain  a  portfolio  of equity     Management, Inc.
                    securities  which  approximates  the market risk of those stocks  included in the Russell 1000(R)
                    Value Index,  but which  attempts to outperform  the Russell  1000(R)Value Index through  active stock selection.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
    LARGE CAP       AST Alliance/Bernstein  Growth + Value: seeks capital growth by investing  approximately 50% of its assets in growth  stocks of large  companies and  approximately  50% of its assets in value stocks of large  companies.  The Portfolio will invest primarily in commons tocks of large U.S.
                    companies  included in the Russell  1000(R)Index (the "Russell  1000(R)").  The Russell 1000(R)is a
                    market  capitalization-weighted  index that measures the  performance of the 1,000 largest U.S.
                    companies.  Normally,  about 60-85  companies will be represented in the Portfolio,  with 25-35
      BLEND         companies  primarily from the Russell 1000(R)Growth Index constituting  approximately 50% of the
                    Portfolio's  net assets and 35-50  companies  primarily  from the  Russell  1000(R)Value  Index     Alliance Capital
                    constituting  the  remainder  of  the  Portfolio's  net  assets.   There  will  be  a  periodic     Management, L.P.
                    rebalancing  of each  segment's  assets  to take  account  of market  fluctuations  in order to maintain the approximately equal allocation.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  LARGE CAP VALUE   AST Sanford  Bernstein Core Value:  seeks  long-term  capital growth by investing  primarily in common stocks.  The  Sub-advisor  expects that the majority of the  Portfolio's  assets will be invested in the common stocks of large  companies  that appear to be  undervalued.  Among other things, the Portfolio seeks to identify compelling buying opportunities  created when companies
                    are undervalued on the basis of investor  reactions to near-term problems or circumstances even     Sanford C. Bernstein
                    though their long-term  prospects  remain sound. The Sub-advisor  seeks to identify  individual        & Co., LLC
                    companies with earnings growth potential that may not be recognized by the market at large.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
   REAL ESTATE      AST Cohen & Steers Realty:  seeks to maximize  total return  through  investment in real estate securities.  The  Portfolio  pursues  its  investment  objective  by  investing,  under  normal circumstances,  at least 80% of its net assets in  securities  of real  estate  issuers.  Under normal  circumstances,  the Portfolio will invest substantially all of its assets in the equity
      (REIT)        securities of real estate companies,  i.e., a company that derives at least 50% of its revenues      Cohen & Steers
                    from the ownership,  construction,  financing, management or sale of real estate or that has at   Capital Management,
                    least  50% of its  assets in real  estate.  Real  estate  companies  may  include  real  estate           Inc.
                    investment trusts or REITs.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Sanford Bernstein Managed Index 500: will invest, under normal circumstances,  at least 80%
                    of its net assets in  securities  included in the Standard & Poor's 500  Composite  Stock Price
                    Index  (the  "S&P(R)500 ").  The  Portfolio  seeks  to  outperform  the S&P 500  through  stock selection  resulting  in  different  weightings  of common  stocks  relative to the index.  The
                    Portfolio will invest  primarily in the common stocks of companies  included in the S&P 500. In seeking  to  outperform  the S&P  500,  the  Sub-advisor  starts  with a  portfolio  of  stocks
  MANAGED INDEX     representative  of the holdings of the index.  It then uses a set of  fundamental  quantitative   Sanford C. Bernstein
                    criteria  that are designed to indicate  whether a particular  stock will  predictably  perform        & Co., LLC
                    better or worse than the S&P 500. Based on these criteria,  the Sub-advisor  determines whether the  Portfolio  should  over-weight,  under-weight  or hold a  neutral  position  in the  stock relative  to the  proportion  of the S&P 500  that  the  stock  represents.  In  addition,  the
                    Sub-advisor  also  may  determine  that  based on the  quantitative  criteria,  certain  equity securities that are not included in the S&P 500 should be held by the Portfolio.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST American  Century Income & Growth (AST MFS Growth with Income merged into this  Portfolio):
                    seeks  capital  growth with current  income as a secondary  objective.  The  Portfolio  invests primarily in common stocks that offer  potential for capital growth,  and may,  consistent with
      GROWTH        its  investment  objective,  invest in stocks  that offer  potential  for current  income.  The     American Century
       AND          Sub-advisor  utilizes a  quantitative  management  technique  with a goal of building an equity        Investment
      INCOME        portfolio  that provides  better  returns than the S&P 500 Index without  taking on significant     Management, Inc.
                    additional  risk and while  attempting to create a dividend yield that will be greater than the
                    S&P 500 Index.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Alliance Growth and Income:  seeks long-term  growth of capital and income while attempting to avoid excessive  fluctuations in market value. The Portfolio  normally will invest in common
      GROWTH        stocks  (and  securities   convertible  into  common  stocks).  The  Sub-advisor  will  take  a
       AND          value-oriented  approach,  in that it will  try to keep  the  Portfolio's  assets  invested  in     Alliance Capital
      INCOME        securities that are selling at reasonable  valuations in relation to their fundamental business     Management, L.P.
                    prospects.  The  stocks  that the  Portfolio  will  normally  invest in are  those of  seasoned companies.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
 LARGE CAP VALUE    AST Hotchkis & Wiley Large-Cap Value (f/k/a AST INVESCO Capital  Income):  seeks current income and long-term growth of income, as well as capital appreciation.  The Portfolio invests,  under normal  circumstances,  at least 80% of its net assets plus borrowings for investment  purposes
                    in common stocks, of large cap U.S.  companies,  that have a high cash dividend or payout yield     Hotchkis & Wiley
                    relative to the market.  The  Sub-advisor  currently  considers large cap companies to be those   Capital Management,
                    with market  capitalizations  like those  founding  the Russell 1000 Index.  Additionally,  the           LLC
                    Portfolio can invest up to 20% of its total assets in foreign securities.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
     BALANCED       AST DeAM Global  Allocation:  seeks a high level of total  return by  investing  primarily in a diversified  portfolio  of  mutual  funds.  The  Portfolio  seeks  to  achieve  its  investment objective  by  investing  in  several  other  AST  Portfolios  ("Underlying  Portfolios").  The
                    Portfolio intends its strategy of investing in combinations of Underlying  Portfolios to result in  investment  diversification  that an  investor  could  otherwise  achieve  only by  holding
                    numerous  investments.  The  Portfolio  is  expected  to be  invested  in  at  least  six  such     Deutsche Asset
                    Underlying  Portfolios at any time. It is expected that the  investment  objectives of such AST     Management, Inc.
                    Portfolios will be diversified.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST  American  Century  Strategic  Balanced:  seeks  capital  growth and  current  income.  The
                    Sub-advisor  intends  to  maintain  approximately  60%  of the  Portfolio's  assets  in  equity
                    securities and the remainder in bonds and other fixed income  securities.  Both the Portfolio's     American Century
     BALANCED       equity and fixed  income  investments  will  fluctuate  in value.  The equity  securities  will        Investment
                    fluctuate  depending on the  performance of the companies that issued them,  general market and     Management, Inc.
                    economic  conditions,  and investor  confidence.  The fixed income investments will be affected primarily by rising or falling interest rates and the credit quality of the issuers.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
ASSET ALLOCA-TION   AST T. Rowe Price Asset Allocation:  seeks a high level of total return by investing  primarily in a  diversified  portfolio  of fixed income and equity  securities.  The  Portfolio  normally invests  approximately  60% of its total  assets in equity  securities  and 40% in fixed income securities.  The Sub-advisor  concentrates common stock investments in larger, more established
                    companies,  but the  Portfolio may include small and  medium-sized  companies  with good growth      T. Rowe Price
                    prospects.  The fixed income portion of the Portfolio will be allocated among  investment grade     Associates, Inc.
                    securities, high yield or "junk" bonds, foreign high quality debt securities and cash reserves.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
   GLOBAL BOND      AST T. Rowe Price Global  Bond:  seeks to provide  high  current  income and capital  growth by investing  in  high-quality  foreign and U.S.  dollar-denominated  bonds.  The  Portfolio  will invest at least 80% of its total  assets in all types of high  quality  bonds  including  those issued  or  guaranteed  by U.S.  or  foreign  governments  or  their  agencies  and by  foreign authorities,  provinces and  municipalities  as well as investment  grade  corporate  bonds and mortgage and  asset-backed  securities of U.S. and foreign  issuers.  The  Portfolio  generally invests in countries where the combination of fixed-income  returns and currency exchange rates appears attractive,  or, if the currency trend is unfavorable,  where the Sub-advisor  believes that the currency risk can be minimized  through  hedging.  The Portfolio may also invest up to
                    20% of its assets in the aggregate in below  investment-grade,  high-risk bonds ("junk bonds").     T. Rowe Price
                    In addition,  the  Portfolio may invest up to 30% of its assets in  mortgage-backed  (including   International, Inc.
                    derivatives,  such as collateralized mortgage obligations and stripped mortgage securities) and asset-backed securities.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
 HIGH YIELD BOND    AST Goldman  Sachs High Yield (f/k/a AST Federated  High Yield):  seeks a high level of current income and may also  consider the potential for capital  appreciation.  The Portfolio  invests, under normal  circumstances,  at least 80% of its net assets plus any borrowings for investment purposes (measured at time of purchase) ("Net Assets") in high-yield,  fixed-income  securities that,  at the time of purchase,  are  non-investment  grade  securities.  Non-investment  grade securities are securities rated BB, Ba or below by a NRSRO,  or, if unrated,  determined by the
                    Sub-advisor  to be of  comparable  quality.  The  Portfolio  may  invest  in all types of fixed income  securities,  including,  senior and subordinated  corporate debt  obligations  (such as bonds, debentures,  notes and commercial paper), convertible and non-convertible corporate debt obligations,  loan  participations,  custodial  receipts,  municipal  securities  and preferred
                    stock.  The Portfolio may invest up to 25% of its total assets in  obligations  of domestic and     Goldman Sachs Asset
                    foreign  issuers  which  are  denominated  in  currencies  other  than the U.S.  dollar  and in     Management, L.P.
                    securities of issuers located in emerging countries  denominated in any currency.  Under normal market  conditions,  the Portfolio  may invest up to 20% of its net assets in investment  grade fixed-income securities, including U.S. Government Securities.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
       BOND         AST Lord Abbett  Bond-Debenture:  seeks high  current  income and the  opportunity  for capital  Lord, Abbett & Co. LLC appreciation  to produce a high total  return.  To pursue its  objective,  the  Portfolio  will invest,  under  normal  circumstances,  at least 80% of the value of its assets in fixed income securities and normally  invests  primarily in high yield and investment grade debt securities, securities  convertible  in common stock and  preferred  stocks.  The  Portfolio  may find good value in high yield  securities,  sometimes  called  "lower-rated  bonds" or "junk  bonds," and frequently  may have more than half of its assets  invested in those  securities.  At least 20%
                    of the  Portfolio's  assets  must be  invested  in any  combination  of  investment  grade debt securities,  U.S.  Government  securities  and cash  equivalents.  The  Portfolio may also make significant  investments  in  mortgage-backed  securities.  Although the  Portfolio  expects to maintain  a  weighted  average  maturity  in the  range of five to twelve  years,  there are no restrictions  on the overall  Portfolio or on individual  securities.  The Portfolio may invest up to 20% of its net assets in equity securities.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
       BOND         AST PIMCO  Total  Return Bond (AST DeAM Bond  merged  into this  Portfolio):  seeks to maximize total return consistent with  preservation of capital and prudent  investment  management.  The
                    Portfolio  will  invest in a  diversified  portfolio  of  fixed-income  securities  of  varying
                    maturities.  The average  portfolio  duration  of the  Portfolio  generally  will vary within a   Pacific Investment
                    three- to six-year time frame based on the Sub-advisor's forecast for interest rates.            Management Company LLC
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
       BOND         AST PIMCO Limited  Maturity Bond: seeks to maximize total return  consistent with  preservation of capital  and prudent  investment  management.  The  Portfolio  will invest in a  diversified portfolio of fixed-income  securities of varying maturities.  The average portfolio duration of
                    the  Portfolio  generally  will  vary  within  a one- to  three-year  time  frame  based on the    Pacific Investment
                    Sub-advisor's forecast for interest rates.                                                       Management Company LLC
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
   MONEY MARKET     AST Money  Market:  seeks high  current  income and  maintain  high  levels of  liquidity.  The
                    Portfolio  attempts to  accomplish  its  objective by  maintaining  a  dollar-weighted  average
                    maturity  of not  more  than 90 days  and by  investing  in  securities  which  have  effective     Wells Capital
                    maturities of not more than 397 days.                                                               Management, Inc.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
 EMERGING MARKETS   GVIT Developing Markets (f/k/a Montgomery Variable Series - Emerging Markets):  seeks long-term
                    capital appreciation,  under normal conditions by investing at least 80% of its total assets in   Gartmore Global Asset
                    stocks of  companies  of any size  based in the  world's  developing  economies.  Under  normal        Management
                    market  conditions,  investments  are  maintained in at least six countries at all times and no  Trust/Gartmore Global
                    more than 35% of total assets in any single one of them.                                                Partners
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
 LARGE CAP EQUITY   WFVT Equity Value:  seeks long-term  capital  appreciation and  above-average  dividend income.
                    The Portfolio  invests  primarily in equity  securities  that they believe are  undervalued  in
                    relation  to  various   valuation   measures,   and  that  have  strong  return  potential  and
                    above-average  dividend income.  The Portfolio  invests  principally in securities of companies    Wells Fargo Funds
                    with market capitalizations of $3 billion or more.                                                  Management, LLC
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  EQUITY INCOME     WFVT Equity Income:  seeks long-term capital  appreciation and  above-average  dividend income.
                    The  Portfolio  invests  in the  common  stocks of large  U.S.  companies  with  strong  return
                    potential and above-average  dividend income.  The Portfolio invests  principally in securities     Wells Fargo Funds
                    of companies with market capitalizations of $3 billion or more.                                     Management, LLC
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
   STRATEGIC OR     Rydex Variable Trust - Nova: seeks to provide  investment results that match the performance of    Rydex Investments
                    a specific  benchmark  on a daily  basis.  The  Portfolio's  current  benchmark  is 150% of the performance  of the S&P 500(R)Index  (the  "underlying  index").  If the  Portfolio  meets  its objective,  the value of the Portfolio's  shares will tend to increase on a daily basis by 150%
                    of the value of any increase in the underlying  index.  When the value of the underlying  index
     TACTICAL       declines,  the value of the Portfolio's shares should also decrease on a daily basis by 150% of
   ALLOCA-TION      the value of any decrease in the underlying  index (e.g., if the underlying  index goes down by
                    5%,  the  value  of the  Portfolio's  shares  should  go down by 7.5% on that  day).  Unlike  a traditional  index  fund,  as its  primary  investment  strategy,  the  Portfolio  invests to a significant  extent in leveraged  instruments,  such as swap agreements,  futures contracts and options on securities, futures contracts, and stock indices, as well as equity securities.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
   STRATEGIC OR     Rydex Variable Trust - Ursa: seeks to provide investment results that will inversely  correlate    Rydex Investments
                    to the performance of the S&P 500(R)Index (the "underlying  index").  If the Portfolio meets its objective,  the value of the  Portfolio's  shares will tend to increase  during  times when the value  of the  underlying  index is  decreasing.  When the  value  of the  underlying  index is increasing,  however,  the value of the Portfolio's  shares should decrease on a daily basis by an inversely  proportionate  amount (e.g., if the underlying  index goes up by 5%, the value of
     TACTICAL       the  Portfolio's  shares should go down by 5% on that day).  Unlike a  traditional  index fund,
   ALLOCA-TION      the Portfolio's  benchmark is to perform exactly  opposite the underlying  index,  and the Ursa
                    Fund will not own the securities  included in the  underlying  index.  Instead,  as its primary investment  strategy,  the  Portfolio  invests  to a  significant  extent  in  short  sales  of securities or futures  contracts and in options on  securities,  futures  contracts,  and stock indices.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    Rydex Variable Trust - OTC: seeks to provide  investment results that correspond to a benchmark for  over-the-counter  securities.  The Portfolio's  current benchmark is the NASDAQ 100 Index(R)
                    (the "underlying  index").  If the Portfolio meets its objective,  the value of the Portfolio's shares  should  increase  on a daily  basis by the amount of any  increase  in the value of the
   STRATEGIC OR     underlying index.  However,  when the value of the underlying index declines,  the value of the
     TACTICAL       Portfolio's  shares  should also  decrease  on a daily  basis by the amount of the  decrease in    Rydex Investments
   ALLOCA-TION      value of the underlying  index.  The Portfolio  invests  principally in securities of companies included in the underlying  index. It also may invest in other  instruments  whose  performance is  expected  to  correspond  to that of the  underlying  index,  and may engage in futures and options transactions and enter into swap agreements.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  MID-CAP EQUITY    INVESCO Variable  Investment Funds - Dynamics:  seeks long-term  capital growth.  The Portfolio pursues its  objective  by normally  investing  at least 65% of its assets in common  stocks of
                    mid-sized  companies  that are  included  in the  Russell  Midcap  Growth  Index at the time of    INVESCO Funds Group,
                    purchase,  or if not  included  in that  Index,  have market  capitalizations  of between  $2.5
                    billion and $15 billion at the time of purchase.                                                          Inc.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        INVESCO Variable  Investment  Funds - Technology  (INVESCO VIF  Telecommunications  merged into this Portfolio):  seeks capital growth.  The Portfolio normally invests at least 80% of its net assets in the  equity  securities  and  equity-related  instruments  of  companies  engaged  in
                    technology-related  industries.  These  include,  but  are  not  limited  to,  various  applied    INVESCO Funds Group,
                    technologies,  hardware,  software,  semiconductors,  telecommunications equipment and services           Inc.
                    and service-related companies in information technology.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        INVESCO  Variable  Investment  Funds - Health  Sciences:  seeks capital  growth.  The Portfolio normally  invests at least 80% of its net assets in the equity  securities  and  equity-related instruments of companies that develop,  produce or distribute  products or services  related to
                    health care. These companies  include,  but are not limited to, medical  equipment or supplies,   INVESCO Funds Group,
                    pharmaceuticals, biotechnology, and healthcare providers and service companies.                           Inc.
------------------- ------------------------------------------------------------------------------------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        INVESCO Variable  Investment Funds - Financial  Services:  seeks capital growth.  The Portfolio normally  invests at least 80% of its net assets in the equity  securities  and  equity-related instruments of companies  involved in the financial  services sector.  These companies include,
                    but are not limited to, banks,  insurance companies,  investment and miscellaneous  industries,   INVESCO Funds Group,
                    and suppliers to financial services companies.                                                            Inc.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  GLOBAL EQUITY     Evergreen  VA  International  Equity  (f/k/a  Evergreen  VA  International  Growth and acquired
                    Evergreen  VA  Global  Leaders):  seeks  long-term  capital  growth  and,  secondarily,  modest income.  The Portfolio invests  primarily in equity securities issued by established,  quality,
                    non-U.S.  companies  located in countries  with developed  markets and may purchase  across all    Evergreen Investment
                    market  capitalizations.  The  Portfolio  normally  invests  at  least  65%  of its  assets  in   Management Company,
                    securities  of  companies  in at least three  different  countries  (other than the U.S.).  The           LLC
                    Portfolio may also invest in emerging markets.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
-------------------
 SMALL CAP EQUITY   Evergreen VA Special Equity:  seeks capital  growth.  The Portfolio  normally  invests at least
                    80% of its assets in common  stocks of small  U.S.  companies  (i.e.,  companies  whose  market capitalizations  fall within the range of the Russell  2000(R)Index,  at the time of  purchase).
                    The remaining 20% of the  Portfolio's  assets may be represented by cash or invested in various    Evergreen Investment
                    cash  equivalents.  The Portfolio's  manager selects stocks of companies which it believes have   Management Company,
                    the potential for accelerated growth in earnings and price.                                               LLC
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  MID-CAP EQUITY    Evergreen VA Omega:  seeks long-term capital growth.  The Portfolio invests primarily in common stocks and  securities  convertible  into  common  stocks of U.S.  companies  across all market
                    capitalizations.  The  Portfolio's  managers  employ  a  growth  style  of  equity  management.    Evergreen Investment
                    "Growth" stocks are stocks of companies that the Portfolio's  managers believe have anticipated   Management Company,
                    earnings ranging from steady to accelerated growth.                                                       LLC
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  INTER-NATIONAL
  EQUITY
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund  VP  Europe  30:  seeks  daily  investment  results,  before  fees and  expenses,  that   ProFund Advisors LLC
                    correspond to the daily  performance of the ProFunds  Europe 30 Index.  The ProFunds  Europe 30
                    Index,  created by ProFund  Advisors,  is composed of 30 companies whose principal  offices are located  in Europe  and whose  securities  are  traded on U.S.  exchanges  or on the  NASDAQ as depositary  receipts or ordinary  shares.  The  component  companies in the ProFunds  Europe 30
                    Index are  determined  annually  based upon their U.S.  dollar-traded  volume.  Their  relative weights are determined based on a modified market capitalization method.
                    ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  INTER-NATIONAL    ProFund VP Asia 30: seeks daily investment results,  before fees and expenses,  that correspond   ProFund Advisors LLC
                    to the daily  performance  of the ProFunds Asia 30 Index.  The ProFunds Asia 30 Index,  created by ProFund  Advisors,  is composed of 30 companies whose  principal  offices are located in the
                    Asia/Pacific  region,  excluding Japan, and whose securities are traded on U.S. exchanges or on
      EQUITY        the NASDAQ as depository  receipts or ordinary shares. The component  companies in the ProFunds
                    Asia 30 Index are  determined  annually  based  upon  their U.S.  dollar-traded  volume.  Their relative weights are determined based on the modified market capitalization method.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP Japan: seeks daily investment results,  before fees and expenses, that correspond to the daily  performance  of the Nikkei 225 Stock  Average.  Since the  Japanese  markets are not open when  ProFund VP Japan  values its  shares,  ProFund VP Japan  determines  its  success in meeting this  investment  objective by comparing its daily return on a given day with the daily performance of related futures  contracts traded in the United States related to the Nikkei 225
                    Stock Average.  The Nikkei 225 Stock Average Index (Nikkei Index) is a modified  price-weighted index of the 225 most  actively  traded  and  liquid  Japanese  companies  listed  in the First
  INTER-NATIONAL    Section of the Tokyo Stock  Exchange.  The Nikkei  Index is  calculated  from the prices of the   ProFund Advisors LLC
      EQUITY        225  Tokyo  Stock  Exchange   (TSE)  First  Section  stocks   selected  to  represent  a  broad
                    cross-section  of  Japanese  industries  and the overall  performance  of the  Japanese  equity market.  Nihon  Keizai  Shimbun,  Inc.  is the  sponsor of the Index.  Companies  in the Nikkei
                    Index are  reviewed  annually.  Emphasis  is  placed  on  maintaining  the  Index's  historical continuity while keeping the Index composed of stocks with high market  liquidity.  The sponsor consults with various market experts,  considers  company specific  information and the overall composition of the Index.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        ProFund VP Banks: seeks daily investment results,  before fees and expenses, that correspond to   ProFund Advisors LLC
                    the daily  performance  of the Dow Jones  U.S.  Banks  Index.  The Dow Jones U.S.  Banks  Index
                    measures  the  performance  of the  banking  industry  of the  U.S.  equity  market.  Component companies  include all  regional  and major U.S.  domiciled  international  banks,  savings and loans, savings banks,  thrifts,  building  associations and societies.  Investment and merchant banks are excluded.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP Basic Materials:  seeks daily  investment  results,  before fees and expenses,  that correspond to the daily  performance of the Dow Jones U.S. Basic  Materials  Sector Index.  The
                    Dow Jones U.S. Basic  Materials  Sector Index measures the  performance of the basic  materials
      SECTOR        economic sector of the U.S. equity market.  Component  companies are involved in the production   ProFund Advisors LLC
                    of aluminum,  commodity chemicals,  specialty chemicals,  forest products,  non-ferrous metals, paper products, precious metals and steel.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP  Biotechnology:  seeks daily  investment  results,  before fees and  expenses,  that correspond to the daily  performance of the Dow Jones U.S.  Biotechnology  Index. The Dow Jones
                    U.S.  Biotechnology  Index measures the performance of the  biotechnology  industry of the U.S.
      SECTOR        equity  market.  Component  companies  include  those engaged in genetic  research,  and/or the   ProFund Advisors LLC
                    marketing  and  development  of  recombinant  DNA  products.  Makers  of  artificial  blood and contract biotechnology researchers are also included in the Index.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        ProFund VP Consumer Cyclical:  seeks daily investment results,  before fees and expenses,  that   ProFund Advisors LLC
                    correspond to the daily  performance of the Dow Jones U.S.  Consumer Cyclical Sector Index. The
                    Dow Jones U.S.  Consumer  Cyclical  Sector  Index  measures  the  performance  of the  consumer cyclical  economic  sector of the U.S. equity market.  Component  companies  include  airlines, auto manufacturers,  auto parts, tires, casinos,  consumer  electronics,  recreational products and services,  restaurants,  lodging, toys, home construction, home furnishings and appliances, footwear, clothing and fabrics.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        ProFund VP Consumer  Non-Cyclical:  seeks daily investment  results,  before fees and expenses,   ProFund Advisors LLC
                    that correspond to the daily  performance of the Dow Jones U.S.  Consumer  Non-Cyclical  Sector
                    Index. The Dow Jones U.S.  Consumer  Non-Cyclical  Sector Index measures the performance of the consumer  non-cyclical  economic sector of the U.S. equity market.  Component companies include beverage  companies,  consumer service  companies,  durable and non-durable  household  product manufacturers, cosmetic companies, food products and agriculture and tobacco products.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        ProFund VP Energy:  seeks daily investment results,  before fees and expenses,  that correspond   ProFund Advisors LLC
                    to the daily  performance of the Dow Jones U.S. Energy Sector Index.  The Dow Jones U.S. Energy
                    Sector  Index  measures  the  performance  of the  energy  sector  of the U.S.  equity  market.
                    Component  companies include oil drilling  equipment and services,  coal, oil  companies-major, oil companies-secondary,  pipelines, liquid, solid or gaseous fossil fuel producers and service companies.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        ProFund  VP  Financial:  seeks  daily  investment  results,  before  fees  and  expenses,  that   ProFund Advisors LLC
                    correspond to the daily  performance  of the Dow Jones U.S.  Financial  Sector  Index.  The Dow
                    Jones U.S.  Financial Sector Index measures the performance of the financial  services economic sector of the U.S.  equity market.  Component  companies  include  regional  banks;  major U.S.
                    domiciled  international banks; full line, life, and property and casualty insurance companies;
                    companies that invest,  directly or indirectly in real estate;  diversified financial companies such as Fannie  Mae,  credit card  insurers,  check  cashing  companies,  mortgage  lenders and investment  advisers;  securities  brokers and dealers,  including  investment banks,  merchant banks and online brokers; and publicly traded stock exchanges.
------------------- ------------------------------------------------------------------------------------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        ProFund  VP  Healthcare:  seeks  daily  investment  results,  before  fees and  expenses,  that   ProFund Advisors LLC
                    correspond to the daily  performance  of the Dow Jones U.S.  Healthcare  Sector Index.  The Dow
                    Jones U.S.  Healthcare Sector Index measures the performance of the healthcare  economic sector of the U.S. equity market.  Component  companies  include health care providers,  biotechnology companies, medical supplies, advanced medical devices and pharmaceuticals.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        ProFund  VP  Industrial:  seeks  daily  investment  results,  before  fees and  expenses,  that   ProFund Advisors LLC
                    correspond to the daily  performance  of the Dow Jones U.S.  Industrial  Sector Index.  The Dow
                    Jones U.S.  Industrial Sector Index measures the performance of the industrial  economic sector
                    of  the  U.S.  equity  market.   Component   companies   include  building   materials,   heavy
                    construction,  factory  equipment,  heavy machinery,  industrial  services,  pollution control,
                    containers  and  packaging,   industrial  diversified,   air  freight,  marine  transportation,
                    railroads,  trucking,  land-transportation  equipment,  shipbuilding,  transportation services, advanced industrial equipment, electric components and equipment, and aerospace.
------------------- ------------------------------------------------------------------------------------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        ProFund VP Internet:  seeks daily investment results, before fees and expenses, that correspond   ProFund Advisors LLC
                    to the daily  performance of the Dow Jones Composite  Internet  Index.  The Dow Jones Composite
                    Internet Index measures the  performance of stocks in the U.S. equity markets that generate the majority  of their  revenues  from the  Internet.  The  Index is  composed  of two  sub-groups:
                    Internet  Commerce - companies that derive the majority of their revenues from providing  goods and/or  services  through an open network,  such as a web site.  Internet  Services - companies that derive the majority of their revenues from  providing  access to the Internet or providing services to people using the Internet.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        ProFund VP  Pharmaceuticals:  seeks daily investment  results,  before fees and expenses,  that   ProFund Advisors LLC
                    correspond  to the daily  performance  of the Dow Jones  U.S.  Pharmaceuticals  Index.  The Dow
                    Jones U.S.  Pharmaceuticals  Index measures the performance of the pharmaceuticals  industry of the U.S. equity market.  Component  companies include the makers of prescription  drugs such as birth control pills and vaccines,  and over-the-counter  drugs, such as aspirin, cold remedies, as well as companies engaged in contract drug research..
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        ProFund VP Precious Metals:  seeks daily  investment  results,  before fees and expenses,  that   ProFund Advisors LLC
                    correspond to the daily  performance  of the  Philadelphia  Stock Exchange  Gold/Silver  Sector
                    Index. The  Philadelphia  Stock Exchange  Gold/Silver  Sector Index measures the performance of the gold and silver mining industry of the global equity market.  Component  companies  include companies  involved in the mining and production of gold,  silver,  and other precious  metals, precious stones and pearls.  The Index does not include  producers of commemorative  medals and coins that are made of these metals.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP Real  Estate:  seeks  daily  investment  results,  before  fees and  expenses,  that correspond to the daily  performance  of the Dow Jones U.S.  Real Estate  Index.  The Dow Jones
                    U.S. Real Estate Index measures the  performance of the real estate industry of the U.S. equity
                    market.   Component  companies  include  those  that  invest  directly  or  indirectly  through
      SECTOR        development,  management  or  ownership  of shopping  malls,  apartment  buildings  and housing   ProFund Advisors LLC
                    developments;  and real estate  investment  trusts ("REITs") that invest in apartments,  office and  retail  properties.  REITs are  passive  investment  vehicles  that  invest  primarily  in income-producing real estate or real estate related loans or interests.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        ProFund VP  Semiconductor:  seeks daily  investment  results,  before fees and  expenses,  that   ProFund Advisors LLC
                    correspond to the daily  performance of the Dow Jones U.S.  Semiconductor  Index. The Dow Jones
                    U.S.  Semiconductor  Index measures the performance of the  semiconductor  industry of the U.S.
                    equity market.  Component  companies are engaged in the production of semiconductors  and other integrated chips, as well as other related products such as circuit boards and motherboards.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        ProFund  VP  Technology:  seeks  daily  investment  results,  before  fees and  expenses,  that   ProFund Advisors LLC
                    correspond to the daily  performance  of the Dow Jones U.S.  Technology  Sector Index.  The Dow
                    Jones U.S.  Technology  Sector Index measures the  performance of the technology  sector of the
                    U.S.  equity  market.  Component  companies  include  those  involved in  computers  and office
                    equipment,  software,   communications  technology,   semiconductors,   diversified  technology
                    services and internet services.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        ProFund VP Telecommunications:  seeks daily investment results,  before fees and expenses, that   ProFund Advisors LLC
                    correspond to the daily performance of the Dow Jones U.S.  Telecommunications Sector Index. The
                    Dow  Jones  U.S.   Telecommunications   Sector   Index   measures   the   performance   of  the
                    telecommunications  economic  sector of the U.S.  equity market.  Component  companies  include fixed-line communications and wireless communications companies.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund  VP  Utilities:  seeks  daily  investment  results,  before  fees  and  expenses,  that correspond to the daily  performance  of the Dow Jones U.S.  Utilities  Sector  Index.  The Dow
      SECTOR        Jones U.S.  Utilities Sector Index measures the performance of the utilities economic sector of   ProFund Advisors LLC
                    the U.S. equity market.  Component  companies  include  electric  utilities,  gas utilities and water utilities.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
--------------------------------------------------------------------------------------------------------------------------------------------
THE PROFUND VP PORTFOLIOS  DESCRIBED  BELOW ARE AVAILABLE AS  SUB-ACCOUNTS  TO ALL ANNUITY  OWNERS.  EACH  PORTFOLIO  PURSUES AN INVESTMENT
STRATEGY THAT SEEKS TO PROVIDE DAILY  INVESTMENT  RESULTS,  BEFORE FEES AND EXPENSES,  THAT MATCH A WIDELY  FOLLOWED  INDEX,  INCREASE BY A
SPECIFIED FACTOR RELATIVE TO THE INDEX,  MATCH THE INVERSE OF THE INDEX OR THE INVERSE OF THE INDEX MULTIPLIED BY A SPECIFIED  FACTOR.  THE
INVESTMENT  STRATEGY OF SOME OF THE PORTFOLIOS MAY MAGNIFY (BOTH POSITIVELY AND NEGATIVELY) THE DAILY INVESTMENT  RESULTS OF THE APPLICABLE
INDEX.  IT IS RECOMMENDED  THAT ONLY THOSE ANNUITY OWNERS WHO ENGAGE A FINANCIAL  ADVISOR TO ALLOCATE THEIR ACCOUNT VALUE USING A STRATEGIC
OR TACTICAL  ASSET  ALLOCATION  STRATEGY  INVEST IN THESE  PORTFOLIOS.  WE HAVE  ARRANGED THE  PORTFOLIOS  BASED ON THE INDEX ON WHICH IT'S
INVESTMENT STRATEGY IS BASED.
--------------------------------------------------------------------------------------------------------------------------------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------------
The S&P 500(R)Index is a measure of large-cap U.S. stock market  performance.  It is a capitalization  weighted index of 500 U.S.  operating companies and REITS selected by an S&P committee through a non-mechanical  process that factors criteria such as liquidity,  price,  market capitalization, financial viability and public float.  Reconstitution occurs both on a quarterly and ongoing basis.
--------------------------------------------------------------------------------------------------------------------------------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP Bull: seeks daily investment results,  before fees and expenses,  that correspond to   ProFund Advisors LLC
     S&P 500        the daily performance of the S&P 500(R)Index.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP Bear: seeks daily investment results,  before fees and expenses,  that correspond to the inverse  (opposite) of the daily  performance of the S&P 500(R)Index.  If ProFund VP Bear is successful in meeting its objective,  its net asset value should gain  approximately  the same,
     S&P 500        on a  percentage  basis,  as any  decrease  in the S&P 500(R)Index when the Index  declines on a   ProFund Advisors LLC
                    given  day.  Conversely,  its  net  asset  value  should  lose  approximately  the  same,  on a percentage basis, as any increase in the Index when the Index rises on a given day.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund  VP  UltraBull:  seeks  daily  investment  results,  before  fees  and  expenses,  that correspond to twice (200%) the daily  performance of the S&P 500(R)Index.  Prior to May 1, 2003,
                    ProFund VP UltraBull was named "ProFund VP Bull Plus" and sought daily investment  results that corresponded  to one and one-half times (150%) the daily  performance of the S&P 500(R)Index. If
                    ProFund VP UltraBull is  successful in meeting its  objective,  its net asset value should gain
     S&P 500        approximately  twice as much, on a percentage basis, as the S&P 500(R)Index when the Index rises   ProFund Advisors LLC
                    on a given day.  Conversely,  its net asset value should lose approximately twice as much, on a percentage  basis,  as the Index when the Index  declines on a given day. Prior to May 1, 2003,
                    ProFund VP UltraBull was named "ProFund VP Bull Plus" and sought daily investment  results that corresponded to one and one-half times the daily performance of the S&P 500(R)Index
------------------- ------------------------------------------------------------------------------------------------ -----------------------
--------------------------------------------------------------------------------------------------------------------------------------------
The NASDAQ-100 Index(R)includes 100 of the largest  non-financial  domestic and  international  issues listed on the NASDAQ Stock Market. To be eligible for inclusion  companies  cannot be in bankruptcy  proceedings  and must meet certain  additional  criteria  including  minimum
trading  volume  and  "seasoning,"  requirements.   The  Index  is  calculated  under  a  modified   capitalization-weighted   methodology.
Reconstitution and rebalancing occurs on an annual, quarterly and ongoing basis..
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------------------- ------------------------------------------------------------------------------------------------ -----------------------
    NASDAQ 100      ProFund VP OTC: seeks daily investment  results,  before fees and expenses,  that correspond to   ProFund Advisors LLC
                    the daily performance of the NASDAQ-100  Index(R).  "OTC" in the name of ProFund VP OTC refers to securities  that do not trade on a U.S.  securities  exchange  registered  under the Securities
                    Exchange Act of 1934.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
    NASDAQ 100      ProFund  VP  Short  OTC:  seeks  daily  investment  results,  before  fees and  expenses,  that   ProFund Advisors LLC
                    correspond to the inverse  (opposite) of the daily  performance  of the NASDAQ-100  Index(R).  If
                    ProFund VP Short OTC is  successful in meeting its  objective,  its net asset value should gain approximately  the same, on a percentage  basis, as any decrease in the NASDAQ-100  Index(R)when the Index declines on a given day.  Conversely,  its net asset value should lose  approximately the same, on a percentage  basis,  as any increase in the Index when the Index rises on a given day.  "OTC" in the name of  ProFund VP Short OTC  refers to  securities  that do not trade on a
                    U.S. securities exchange registered under the Securities Exchange Act of 1934.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
    NASDAQ 100      ProFund VP UltraOTC:  seeks daily investment results, before fees and expenses, that correspond   ProFund Advisors LLC
                    to twice  (200%) the daily  performance  of the  NASDAQ-100  Index(R).  If ProFund VP UltraOTC is
                    successful in meeting its  objective,  its net asset value should gain  approximately  twice as much,  on a percentage  basis,  as the  NASDAQ-100  Index(R)when the Index rises on a given day.
                    Conversely,  its net asset  value  should lose  approximately  twice as much,  on a  percentage basis,  as the Index when the Index  declines  on a given day.  "OTC" in the name of ProFund VP
                    UltraOTC refers to securities that do not trade on a U.S.  securities exchange registered under the Securities Exchange Act of 1934.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------------
The S&P MidCap 400 Index(R)is a measure of mid-size  company U.S. stock market  performance.  It is a  capitalization  weighted index of 400
U.S.  operating  companies  and REITS.  Securities  are selected for inclusion in the index by an S&P  committee  through a  non-mechanical process that factors  criteria  such as liquidity,  price,  market  capitalization,  financial  viability and public float.  Reconstitution occurs both on a quarterly and ongoing basis.
--------------------------------------------------------------------------------------------------------------------------------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  S&P MIDCAP 400    ProFund VP Mid-Cap  Value:  seeks daily  investment  results,  before fees and  expenses,  that   ProFund Advisors LLC
                    correspond  to the  daily  performance  of the  S&P  MidCap  400/Barra  Value  Index(R).  The S&P
                    MidCap400/Barra Value Index(R)is a market capitalization  weighted index comprised of the stocks in the S&P MidCap 400 Index that have  comparatively  low  price-to-book  ratios as  determined before each semiannual rebalance date.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP Mid-Cap  Growth:  seeks daily  investment  results,  before fees and expenses,  that correspond to the daily  performance of the S&P MidCap 400/Barra Growth Index(R).  The S&P MidCap
  S&P MIDCAP 400    400/Barra  Growth Index(R)is a market  capitalization  weighted index comprised of the stocks in   ProFund Advisors LLC
                    the S&P MidCap 400 Index(R)that have  comparatively  high  price-to-book  ratios as  determined before each semiannual rebalance date.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP  UltraMid-Cap:  seeks  daily  investment  results,  before fees and  expenses,  that correspond to twice (200%) the daily  performance  of the S&P MidCap 400 Index(R).  If ProFund VP
                    UltraMid-Cap  is  successful  in  meeting  its  objective,  its net  asset  value  should  gain
  S&P MIDCAP 400    approximately  twice as much,  on a  percentage  basis,  as the S&P MidCap 400 Index(R)when the   ProFund Advisors LLC
                    Index rises on a given day.  Conversely,  its net asset value should lose  approximately  twice as much, on a percentage basis, as the Index when the Index declines on a given day.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
--------------------------------------------------------------------------------------------------------------------------------------------
The S&P SmallCap 600 Index(R)consists of 600 domestic  stocks chosen for market size,  liquidity,  and industry group  representation.  The
Index comprises stocks from the industrial, utility, financial, and transportation sectors.
--------------------------------------------------------------------------------------------------------------------------------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
 S&P SMALLCAP 600   ProFund VP Small-Cap Value:  seeks daily  investment  results,  before fees and expenses,  that   ProFund Advisors LLC
                    correspond  to the daily  performance  of the S&P  SmallCap  600/Barra  Value  Index(R).  The S&P
                    SmallCap  600/Barra  Value Index(R)is a market  capitalization  weighted index  comprised of the stocks in the S&P SmallCap  600/Barra Value Index(R)that have  comparatively  low  price-to-book ratios as determined before each semiannual  rebalance date. (Note: The S&P SmallCap  600/Barra
                    Value  Index(R)is a measure  of  small-cap  company  U.S.  stock  market  performance.  It is a capitalization  weighted  index of 600 U.S.  operating  companies  and  REITS.  Securities  are selected for inclusion in the index by an S&P committee  through a non-mechanical  process that factors  criteria such as liquidity,  price,  market  capitalization,  financial  viability and public float.)
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
 S&P SMALLCAP 600   ProFund VP Small-Cap Growth:  seeks daily investment  results,  before fees and expenses,  that   ProFund Advisors LLC
                    correspond  to the daily  performance  of the S&P SmallCap  600/Barra  Growth  Index(R).  The S&P
                    SmallCap  600/Barra  Growth Index(R)is a market  capitalization  weighted index comprised of the stocks in the S&P SmallCap  600/Barra Growth Index(R)that have  comparatively high price-to-book ratios as determined before each semiannual  rebalance date. (Note: The S&P SmallCap  600/Barra
                    Growth  Index(R)is a measure  of  small-cap  company  U.S.  stock  market  performance.  It is a capitalization  weighted  index of 600 U.S.  operating  companies  and  REITS.  Securities  are selected for inclusion in the index by an S&P committee  through a non-mechanical  process that factors  criteria such as liquidity,  price,  market  capitalization,  financial  viability and public float.)
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------------
The Russell 2000 Index(R)is a measure of small-cap U.S. Stock market  performance.  It is an adjusted market  capitalization  weighted index containing  approximately 2000 of the smallest  companies in the Russell 3000 Index or approximately 8% of the total market  capitalization of the Russell 3000 Index,  which in turn represents  approximately 98% of the investable U.S. equity market.  All U.S. companies listed on the NYSE, AMEX or NASDAQ meeting an initial minimum ($1) price are considered for inclusion.  Reconstitution  occurs  annually.  Securities are not replaced if they leave the index.
--------------------------------------------------------------------------------------------------------------------------------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
   RUSSELL 2000     ProFund VP  UltraSmall-Cap:  seeks daily  investment  results,  before fees and expenses,  that   ProFund Advisors LLC
                    correspond  to twice (200%) the daily  performance  of the Russell  2000(R)Index.  If ProFund VP
                    UltraSmall-Cap  is  successful  in meeting  its  objective,  its net asset  value  should  gain approximately  twice as much, on a percentage  basis, as the Russell 2000 Index(R)when the Index rises on a given day.  Conversely,  its net asset  value  should  lose  approximately  twice as much, on a percentage basis, as the Index when the Index declines on a given day.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
--------------------------------------------------------------------------------------------------------------------------------------------
30 Year U.S. Treasury Bond
--------------------------------------------------------------------------------------------------------------------------------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
 U.S. GOV'T BOND    ProFund VP U.S.  Government  Plus: seeks daily  investment  results,  before fees and expenses,   ProFund Advisors LLC
                    that  correspond  to one and  one-quarter  times  (125%) the daily  price  movement of the most recently  issued  30-year U.S.  Treasury  Bond ("Long  Bond").  In  accordance  with its stated
                    objective,  the net asset value of ProFund VP U.S. Government Plus generally should decrease as interest  rates  rise.  If  ProFund  VP U.S.  Government  Plus is  successful  in  meeting  its objective,  its net asset value should gain  approximately  one and one-quarter times (125%) as much,  on a percentage  basis,  as any daily  increase in the price of the Long Bond on a given day.  Conversely,  its net asset value should lose  approximately  one and one-quarter as much, on a percentage basis, as any daily decrease in the price of the Long Bond on a given day.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
 U.S. GOV'T BOND    ProFund VP Rising Rates Opportunity:  seeks daily investment results, before fees and expenses,   ProFund Advisors LLC
                    that correspond to one and one-quarter  times (125%) the inverse  (opposite) of the daily price movement of the most recently  issued 30-year U.S.  Treasury Bond ("Long Bond").  In accordance with its  stated  objective,  the net  asset  value of  ProFund  VP  rising  Rates  Opportunity generally  should  decrease as interest  rates fall. If ProFund VP Rising Rates  Opportunity is successful  in meeting its  objective,  its net asset value should gain  approximately  one and one-quarter  times as much, on a percentage  basis, as any daily decrease in the Long Bond on a given day.  Conversely,  its net asset value  should  lose  approximately  one and  one-quarter times as much, on a percentage basis, as any daily increase in the Long Bond on a given day.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
--------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------

Each  portfolio of the First Defined  Portfolio Fund LLC invests in the securities of a relatively few number of issuers or in a particular sector of the economy.  Since the assets of each  portfolio are invested in a limited number of issuers or a limited sector of the economy, the net asset value of the portfolio may be more susceptible to a single adverse economic,  political or regulatory occurrence.  Certain of the  portfolios  may also be subject to  additional  market risk due to their  policy of  investing  based on an  investment  strategy  and generally not buying or selling  securities in response to market  fluctuations.  Each  portfolio's  relative lack of diversity and limited ongoing management may subject Owners to greater market risk than other portfolios.

The stock selection date for each of the strategy  Portfolios of the First Defined  Portfolio Fund LLC is on or about December 31st of each year. The holdings for each strategy  Portfolio  will be adjusted  annually on or about  December 31st in accordance  with the  Portfolio's investment  strategy.  At that time,  the  percentage  relationship  among the shares of each issuer held by the Portfolio is  established.
Through the next one-year  period that  percentage  will be  maintained  as closely as  practicable  when the  Portfolio  makes  subsequent purchases and sales of the securities.
--------------------------------------------------------------------------------------------------------------------------------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
    LARGE CAP       First Trust(R)10 Uncommon  Values:  seeks to provide  above-average  capital  appreciation.  The
                    Portfolio  seeks to achieve its  objective  by  investing  primarily  in the ten common  stocks selected by the Investment  Policy Committee of Lehman Brothers Inc.  ("Lehman  Brothers") with the assistance of the Research  Department of Lehman  Brothers which, in their opinion have the
      BLEND         greatest  potential for capital  appreciation  during the next year. The stocks included in the   First Trust Advisors
                    Portfolio  are adjusted  annually on or about July 1st in  accordance  with the  selections  of           L.P.
                    Lehman Brothers.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
 BLENDED STRATEGY   Target  Managed VIP:  seeks to provide  above-average  total  return.  The  Portfolio  seeks to achieve its objective by investing in common stocks of the most  attractive  companies that are identified  by a model based on six  uniquely  specialized  strategies  - The Dowsm DART 5, the
                    European  Target 20,  the  Nasdaq(R)Target 15, the S&P Target 24, the Target  Small Cap and the   First Trust Advisors
                    Value Line(R)Target 25.                                                                                    L.P.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
 LARGE CAP VALUE    The DowSM  DART 10:  seeks to  provide  above-average  total  return.  The  Portfolio  seeks to achieve its objective by investing in common  stocks  issued by companies  that are expected to provide  income and to have the  potential  for capital  appreciation.  The  Portfolio  invests
                    primarily in the common stocks of the ten companies in the DJIA that have the highest  combined   First Trust Advisors
                    dividend yields and buyback ratios on or about the applicable stock selection date.                       L.P.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    Global Target 15: seeks to provide  above-average  total return. The Portfolio seeks to achieve its objective by investing in common  stocks  issued by companies  that are expected to provide income and to have the potential for capital  appreciation.  The Portfolio invests primarily in
                    the common  stocks of the companies  which are  components  of the DJIA,  the  Financial  Times   First Trust Advisors
  GLOBAL EQUITY     Industrial  Ordinary Share Index ("FT Index") and the Hang Seng Index. The Portfolio  primarily           L.P.
                    consists of common stocks of the five  companies  with the lowest per share stock prices of the ten  companies in each of the DJIA, FT Index and Hang Seng Index,  respectively,  that have the highest dividend yield in the respective index on or about the applicable stock selection date.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    S&P Target 24: seeks to provide  above-average  total return.  The  Portfolio  seeks to achieve its  objective by investing in common  stocks  issued by companies  that have the potential for
    LARGE CAP       capital  appreciation.  The Portfolio  invests  primarily in the common  stocks of  twenty-four   First Trust Advisors
      GROWTH        companies  selected from a subset of the stocks included in the Standard & Poor's 500 Composite           L.P.
                    Stock Price Index.  The subset of stocks will be taken from each of the eight largest  economic sectors of the S&P 500 Index based on the sector's market capitalization.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
    LARGE CAP       Nasdaq(R)Target  15:  seeks to provide  above-average  total  return.  The  Portfolio  seeks to achieve its objective by investing in common  stocks  issued by companies  that are expected to have the potential for capital  appreciation.  The  Portfolio  invests  primarily in the common
      GROWTH        stocks of fifteen companies  selected from a pre-screened  subset of the stocks included in the   First Trust Advisors
                    Nasdaq-100 Index on or about the applicable stock selection date through a multi-step process.            L.P.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
      INTER-        The Prudential  Series Fund,  Inc. - SP William Blair  International  Growth (f/k/a SP Jennison
                    International  Growth):  seeks long-term growth of capital.  The Portfolio invests primarily in equity-related  securities  of foreign  issuers that the  Sub-adviser  thinks will  increase in value over a period of years.  The  Portfolio  invests  primarily  in the common stock of large and  medium-sized  foreign  companies.  Under normal  circumstances,  the Portfolio  invests at least 65% of its total  assets in common  stock of foreign  companies  operating or based in at
 NATIONAL EQUITY    least five different  countries.  The Portfolio  looks  primarily for stocks of companies whose       Prudential
                    earnings are growing at a faster rate than other  companies and that have above average  growth     Investments LLC/
                    in earnings and cash flow, improving profitability,  strong balance sheets, management strength     William Blair &
                    and strong  market  share for its  products.  The  Portfolio  also tries to buy such  stocks at       Company, LLC
                    attractive prices in relation to their growth prospects.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

"Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500," and "500" are trademarks of the McGraw-Hill  Companies,  Inc. and have been licensed for use by American Skandia Investment Services,  Incorporated.  The Portfolio is not sponsored,  endorsed,  sold or promoted by Standard & Poor's and  Standard & Poor's  makes no  representation  regarding  the  advisability  of investing in the
Portfolio.

"Dow Jones Industrial Averagesm",  "DJIAsm", "Dow Industrialssm",  "The Dowsm", and "The Dow 10sm", are service marks of Dow Jones &
Company,  Inc. ("Dow Jones") and have been licensed for use for certain purposes by First Trust Advisors L.P.  ("First Trust").  The portfolios,  including,  and in particular the Target Managed VIP portfolio and The DowSM DART 10 portfolio,  are not endorsed, sold or promoted by Dow Jones, and Dow Jones makes no representation regarding the advisability of investing in such products.

"Standard & Poor's,"  "S&P," "S&P 500,"  "Standard & Poor's 500," and "500" are trademarks of The  McGraw-Hill  Companies,  Inc. and have been  licensed  for use by First  Trust on behalf of the S&P Target 24  Portfolio  and the Target  Managed VIP  Portfolio.  The
Portfolios  are not  sponsored,  endorsed,  managed,  sold or  promoted  by  Standard  &  Poor's  and  Standard  &  Poor's  makes no representation regarding the advisability of investing in the Portfolio.

"The Nasdaq  100(R)",  "Nasdaq-100  Index(R)",  "Nasdaq  Stock  Market(R)",  and  "Nasdaq(R)" are trade or service marks of The Nasdaq Stock
Market,  Inc. (which with its affiliates are the  "Corporations")  and have been licensed for use by First Trust.  The Nasdaq Target
15 Portfolio and Target Managed VIP Portfolio have not been passed on by the  Corporations  as to its legality or  suitability.  The
Nasdaq Target 15 Portfolio and Target Managed VIP Portfolio are not issued,  endorsed,  sponsored,  managed, sold or promoted by the
Corporations.  The  Corporations  make no  warranties  and bear no liability  with respect to the Nasdaq  Target 15 Portfolio or the
Target Managed VIP Portfolio.

"Value Line(R)," "The Value Line Investment Survey," and "Value Line TimelinessTM  Ranking System" are registered  trademarks of Value
Line  Securities,  Inc. or Value Line  Publishing,  Inc. The Target Managed VIP(R)Portfolio is not  sponsored,  recommended,  sold or promoted by Value Line  Publishing,  Inc.,  Value Line, Inc. or Value Line  Securities,  Inc.  ("Value  Line").  Value Line makes no representation regarding the advisability of investing in the Portfolio.

The First Trust(R)10 Uncommon Values  portfolio is not sponsored or created by Lehman  Brothers,  Inc.  ("Lehman  Brothers").  Lehman
Brothers' only  relationship  to First Trust is the licensing of certain  trademarks  and trade names of Lehman  Brothers and of the
"10 Uncommon  Values" which is  determined,  composed and calculated by Lehman  Brothers  without regard to First Trust or the First
Trust(R)10 Uncommon Values portfolio.

Dow Jones has no  relationship  to the ProFunds VP, other than the  licensing of the Dow Jones sector  indices and its service marks for use in  connection  with the ProFunds VP. The ProFunds VP are not  sponsored,  endorsed,  sold, or promoted by Standard & Poor's or NASDAQ,  and neither  Standard & Poor's nor NASDAQ  makes any  representations  regarding  the  advisability  of investing in the
ProFunds VP.

FEES AND CHARGES

The charges under the contracts are designed to cover,  in the aggregate,  our direct and indirect  costs of selling,  administering and providing  benefits under the contracts.  They are also  designed,  in the aggregate,  to compensate us for the risks of loss we assume  pursuant to the  contracts.  If, as we expect,  the charges  that we collect  from the  contracts  exceed our total costs in connection  with the  contracts,  we will earn a profit.  Otherwise  we will incur a loss.  The rates of certain of our charges have been set with  reference to estimates of the amount of specific types of expenses or risks that we will incur.  In most cases,  this prospectus  identifies such expenses or risks in the name of the charge;  however, the fact that any charge bears the name of, or is designed  primarily to defray a  particular  expense or risk does not mean that the amount we collect from that charge will never be more than the amount of such  expense or risk.  Nor does it mean that we may not also be  compensated  for such  expense or risk out of any other charges we are permitted to deduct by the terms of the contract.

WHAT ARE THE ANNUITY FEES AND CHARGES?

Tax Charges:  Several  states and some  municipalities  charge  premium taxes or similar taxes on annuities  that we are required to pay.  The amount of tax will vary from  jurisdiction  to  jurisdiction  and is subject  to change.  Currently,  the state tax charge ranges  from 0% to 3 1/2% of your  premium and is designed  to  approximate  the taxes that we are  required to pay. We will deduct the charge at the time your Premium is applied to the Annuity.

We may assess a charge against the Sub-accounts equal to any taxes, which may be imposed upon the Separate Account.

Transfer  Fee:  Currently,  you may make twenty (20) free  transfers  between  investment  options each Annuity Year. We will charge
$10.00 for each transfer  after the twentieth in each Annuity Year.  Transfers made as part of a  rebalancing,  asset  allocation or similar program will be subject to the  twenty-transfer  limit.  For a description of these programs see "Do You Offer Any Automatic
Rebalancing  Programs?"  However,  all transfers made on the same day will be treated as one (1) transfer.  We may reduce the number of free transfers  allowable  each Annuity Year (subject to a minimum of eight) without  charging a Transfer Fee unless you make use of  electronic  means to transmit  your  transfer  requests.  We may  eliminate  the Transfer Fee for  transfer  requests  submitted electronically  or through other means that reduce our processing  costs.  If enrolled in any program that does not permit  transfer requests to be transmitted electronically, the Transfer Fee will not be waived.

WHAT CHARGES ARE DEDUCTED BY THE SEPARATE ACCOUNT?

Insurance  Charge:  We deduct an  Insurance  Charge  daily  against the average  daily assets  allocated  to the  Sub-accounts.  The
Insurance  Charge is the  combination  of the Mortality & Expense Risk Charge (1.10%) and the  Administration  Charge  (0.15%).  The
total charge is equal to 1.25% on an annual basis.  The Insurance  Charge is intended to compensate  American  Skandia for providing the insurance  benefits under the Annuity,  including the risk that persons we guarantee  Annuity  Payments to will live longer than our  assumptions.  The  charge  also  covers  administrative  costs  associated  with  providing  the  Annuity  benefits,  including preparation of the contract,  confirmation  statements,  annual account statements and annual reports, legal and accounting fees, as well as various related  expenses.  Finally,  the charge covers the risk that our assumptions about the mortality risks and expenses under this Annuity are  incorrect and that we have agreed not to increase  these charges over time despite our actual costs.  We may increase the portion of the total Insurance Charge that is deducted as an  Administration  Charge.  However,  any increase will only apply to an Annuity issued after the date of the increase.

We may reduce the portion of the total  Insurance  Charge that is  deducted as an  Administration  Charge when an Annuity is sold to individuals  or a group of  individuals in a manner that reduces our  administrative  expenses  under the Annuity.  In reducing this portion of the charge we consider among other things:  (a) the size and type of the group; (b) the number of annuities  purchased by an Owner;  (c) the amount of Premium;  and/or (d) other  transactions  where  administrative  expenses are likely to be reduced.  We will not discriminate  unfairly between Annuity  purchasers if and when we reduce the portion of the Insurance Charge  attributed to the charge covering administrative costs.

American  Skandia may make a profit on the Insurance  Charge and the charge for the optional  guarantee  feature if, over time,  the actual  cost of  providing  the  guaranteed  insurance  obligations  under the  Annuity  are less than the  amount we deduct for the charges.  To the  extent  we make a profit on the  charges,  such  profit  may be used for any other  corporate  purpose,  including payment of other expenses that American Skandia incurs in promoting, distributing, issuing and administering the Annuity.

WHAT CHARGES ARE ASSESSED BY THE PORTFOLIOS?
We do not assess any charges directly  against the Portfolios.  However,  each Portfolio  charges a total annual fee comprised of an investment  management  fee,  operating  expenses  and any  distribution  and service  (12b-1)  fees that may apply.  These fees are deducted  daily by each  Portfolio  before it provides  American  Skandia with the net asset value as of the close of business  each day.  More  detailed  information  about fees and  charges  can be found in the  prospectuses  for the  Portfolios.  Please also see
"Service Fees Payable by Underlying Funds".

PURCHASING YOUR ANNUITY

WHAT ARE THE REQUIREMENTS FOR PURCHASING THE ANNUITY?

Premium  Payment:  You must make a minimum  Premium  payment of not less than $35,000.  We must receive the entire  Premium  payment amount before we invest your Net Premium in the Annuity.

Where  allowed by law,  Premium  payments in excess of $1,000,000  require our approval  prior to  acceptance.  We may apply certain limitations  and/or  restrictions  on the Annuity as a condition  of our  acceptance,  including  changing  the number of  transfers allowable under the Annuity or restricting the Sub-accounts that are available.  Other limitations and/or restrictions may apply.

Except as noted below,  Premium  payments  must be submitted by check drawn on a U.S.  bank,  in U.S.  dollars,  and made payable to
American  Skandia.  Premium  payments  may  also be  submitted  via 1035  exchange  or  direct  transfer  of  funds.  Under  certain circumstances,  Premium  payments may be transmitted  to American  Skandia via wiring funds through your  investment  professional's broker-dealer  firm. We may reject any payment if it is received in an  unacceptable  form.  Our acceptance of a check is subject to our ability to collect funds.

We may require certain  information before we issue an Annuity,  including,  but not limited to, evidence  satisfactory to us of the age of each Annuitant.

Once we agree to issue an  Annuity,  we invest  your Net  Premium in the  Annuity.  The Net  Premium is your  Premium  minus any Tax
Charges  that may apply.  We apply the Net Premium  based on your  instructions  for  allocating  your Income Base among one or more
Sub-accounts.

Age Restrictions:  If the Annuity is purchased with a life contingency  payment option, the Annuitant(s) may not be greater than age
85 on the Issue Date.  If there is more than one  Annuitant  named,  the  youngest  Annuitant  may not be greater than age 85 on the
Issue  Date.  If a Certain  Period  only is  selected  we  currently  have no  maximum  issue age  restriction.  The Issue  Date age restriction  does not apply to the Annuity when it is used as an  annuitization  or settlement  option from a deferred  annuity or a life insurance policy issued by American Skandia.

Use of the Annuity as an Annuitization  or Settlement  Option:  When this Annuity is used as an annuitization or settlement  options form a deferred  annuity or a life insurance  policy issued by American  Skandia,  the age restriction and the "free-look" or "right to cancel" sections of this Annuity do not apply.

Owner,  Annuitant,  and Beneficiary  Designations:  We require you to name the Owner(s),  Annuitant(s) and Beneficiary(ies) for your
Annuity.

|X|      Owner:  We  assume  the  Annuitant  is also the  Owner  unless  you  indicate  otherwise.  Similarly,  if there  are  joint
         -----
       Annuitants,  we assume each Annuitant is a joint Owner.  You may name more than one Owner in which case all ownership  rights are held jointly.  You may name a contingent  Owner.  Ownership  rights pass to such a contingent Owner upon the death (or in the case of an entity, the dissolution) of the Owner. Unless you indicate  otherwise,  no rights pass to any contingent Owner until the death (or dissolution) of all Owners.

       All ownership  rights pass to the Beneficiary as of the Inheritance  Date unless you instruct us that ownership should remain with any then  surviving  Owners.  If ownership  rights vest in a Beneficiary  and there is no prior  irrevocable  contingent
       Beneficiary  designation,  such  Beneficiary may name a person or entity to receive any remaining  Annuity Payments yet to be paid subsequent to such Beneficiary's death.

|X|      Annuitant:  The  Annuitant is the person to whom we agree to make  Annuity  Payments.  If we are to make  Annuity  Payments
         ---------
       for life, we make such  payments only during the life of the  Annuitant.  You may name one or two  Annuitants.  The Annuitant can be, but does not have to be, the Owner.  You must name an Annuitant who is a natural  person.  The Annuitant  designation cannot be changed once your Annuity is issued.

|X|      Beneficiary:  The  Beneficiary(ies)  is/are the person(s) or entity(ies)  you name to receive any remaining  payments under
         -----------
       the  Annuity  if there is any  remaining  Certain  Period.  You may name one or more  primary  Beneficiaries  and one or more contingent  Beneficiaries.  Payments  to your  Beneficiary(ies)  will be made in  equal  proportions  unless  you  notify  us otherwise.  We will make payment to a contingent  Beneficiary if the primary Beneficiary dies before the Inheritance Date. If no  Beneficiary  is alive as of the  Inheritance  Date or you do not make a Beneficiary  designation,  any remaining  Annuity
       Payments will be made to you or your estate.  Unless you indicate  otherwise,  no rights pass to any  contingent  Beneficiary until the death (or  dissolution)  of all  Beneficiaries.  If  Annuity  Payments  are  being  made to a  Beneficiary  and the
       Beneficiary has not named a person or entity to receive Annuity  Payments during any remaining  Certain Period  subsequent to his or her death,  then such Annuity  Payments will be made to the  Beneficiary's  estate.  Beneficiary  designations  can be changed unless the Owner requests that the designation be made irrevocable.

Your choice of Annuitant(s)  and  Beneficiary(ies)  can have significant tax  implications.  You should seek competent tax advice on the income, estate and gift tax implications of your designations.

WHAT ARE MY PAYMENT OPTIONS?

We may offer this Annuity with four different payment options.

Option 1
--------
Payments for Life:  Under this  option,  we make Annuity  Payments as long as the  Annuitant is living,  no matter how long that may
be. No additional  Annuity  Payments are made after the death of the Annuitant.  It is possible that only one Annuity  Payment would be made under this option.  This would happen if the  Annuitant  dies before the second  Annuity  Payment  Date.  No full or partial surrenders are permitted if this option is selected.

Option 2
--------
Payments  Based on Joint Lives:  Under this option we will  provide  Annuity  Payments  for a designated  period of years or for the
Annuitants and Joint Annuitants  lifetimes,  whichever is later. No minimum number of payments is guaranteed  under this option.  It is  possible  that only one  Annuity  Payment  would be made  under  this  option.  This would  happen if the  Annuitants  and Joint
Annuitants die before the second Annuity Payment Date.  Full or partial surrenders are permitted if this option is selected.

Option 3
--------
Payments for Life with a Certain Period:  Under this option,  we will make Annuity  Payments for a specified  period or for the life of the  Annuitant,  whichever  is later.  The number of years  cannot be less than 5 or more than 50. The final  payment will be the later of either the last guaranteed  Payment Date or the scheduled Payment Date immediately  prior to the Annuitant's  death. If the
Annuitant  dies prior to the last  guaranteed  Payment Date, we will make payments to the  Beneficiary  when we receive due proof of the  Annuitant's  death.  No additional  payments will be made if the Annuitant dies after all  guaranteed  payments have been made.
Full or partial surrenders are permitted if this option is selected.

Option 4
--------
Certain  Only:  Under this option,  we guarantee to make  payments for a designated  number of years.  The number of years cannot be less than 5 or more than 50. If the Annuitant  dies prior to the last  guaranteed  Payment Date, we will continue  Annuity  Payments to the  Beneficiary  as they  become  due or pay the  present  value  of the  remaining  guaranteed  payments  in a lump  sum to the
Beneficiary  when we receive due proof of the Annuitant's  death. If Annuity  Payments under this option are available,  the present value of the remaining  guaranteed  payments is calculated as of the date we receive written notice of the Annuitant's  death, using the Annuity's  Benchmark  Rate.  No additional  Annuity  Payments will be made under this option after all the  guaranteed  payments have been made.  If this option is selected,  full  surrenders  may be made from the Annuity  prior to the last  guaranteed  Payment
Date.  No partial surrenders are permitted if this option is selected.

We may offer additional Annuity Payment options in the future.

MAY I RETURN THE ANNUITY IF I CHANGE MY MIND?

If after  purchasing  your Annuity you change your mind and decide that you do not want it, you may return it to us within a certain period of time known as a right to cancel  period.  This is often  referred  to as a  "free-look".  Depending  on the state in which you purchased your Annuity and, in some states,  if you purchased the Annuity as a replacement  for a prior  contract,  the right to cancel period may be ten (10) days,  twenty-one (21) days or longer,  measured from the time that you received your Annuity.  If you return your Annuity  during the  applicable  period,  we will refund your  current  Income Base plus any Tax Charge  deducted.  This amount may be higher or lower than your  original  Premium.  Where  required by law, we will refund your current  Income Base or the amount of your initial Premium, whichever is greater.  The same rules may apply to an Annuity that is purchased as an IRA.

If you are using the Annuity as an annuitization  or settlement  option from a deferred annuity or a life insurance policy issued by
American Skandia, you do not have a right to cancel.

MANAGING YOUR ANNUITY

ARE THERE RESTRICTIONS OR CHARGES ON TRANSFERS BETWEEN SUB-ACCOUNTS?
You may make  transfers  between  investment  options.  Transfers  are not subject to taxation on any gain.  We currently  limit the number of  Sub-accounts  you can invest in at any one time to twenty (20).  We may require a minimum of $500 in any  Sub-account  to which you allocate  your Income Base at the time of any  allocation  or transfer.  If you request a transfer and, as a result of the transfer,  there would be less than $500 in the  Sub-account,  we may transfer the remaining Income Base in the Sub-account pro rata to the other investment options to which you transferred.

We may  impose  specific  restrictions  on  financial  transactions  for  certain  Portfolios  based on the  Portfolio's  investment restrictions.  Currently,  any purchase,  redemption or transfer involving the Rydex or ProFunds VP Sub-accounts must be received by us no later than one hour prior to any announced closing of the applicable  securities exchange (generally,  3:00 p.m. Eastern time)
to be processed on the current  Valuation Day. The "cut-off" time for such financial  transactions  involving a Rydex or ProFunds VP
Sub-account  will be  extended  to1/2hour prior to any  announced  closing  (generally,  3:30 p.m.  Eastern  time) for  transactions submitted electronically through American Skandia's Internet website (www.americanskandia.prudential.com).

Currently,  we charge $10.00 for each transfer after the twentieth (20th) in each Annuity Year,  including transfers made as part of any rebalancing,  asset allocation or similar program which you have authorized.  All rebalancing  transfers made on the same day as part of an automatic  rebalancing  program are  considered as one transfer  when counting the number of transfers  each year towards the maximum of 20 free  transfers.  We may reduce the number of free transfers  allowable each Annuity Year (subject to a minimum of eight)  without  charging a Transfer  Fee unless  you make use of  electronic  means to  transmit  your  transfer  requests.  We may eliminate the Transfer Fee for transfer requests submitted electronically or through other means that reduce our processing costs.

Once you have made 20 transfers  among the  Sub-accounts  during an Annuity Year,  we will accept any  additional  transfer  request during that year only if the request is submitted to us in writing with an original  signature and  otherwise is in good order.  For purposes of this 20 transfer limit, we (i) do not view a facsimile  transmission as a "writing",  (ii) will treat multiple  transfer requests  submitted  on the same  business  day as a single  transfer,  and (iii) do not count any  transfer  that  solely  involves
Sub-accounts  corresponding  to any ProFund  and/or Rydex  Portfolio  and/or the AST Money Market  Portfolio,  or any transfer  that involves one of our systematic programs, such as asset allocation and automated withdrawals.

Frequent  transfers among  Sub-accounts in response to short-term  fluctuations in markets,  sometimes  called "market  timing," can make it very difficult for a Portfolio manager to manage a Portfolio's  investments.  Frequent  transfers may cause the Portfolio to hold more cash than otherwise  necessary,  disrupt management  strategies,  increase  transaction costs, or affect performance.  The
Annuity offers  Sub-accounts  designed for Owners who wish to engage in frequent  transfers  (i.e.,  one or more of the Sub-accounts corresponding  to the ProFund  Portfolios,  the Rydex Fund Portfolios and the AST Money Market  Portfolio),  and we encourage Owners seeking frequent transfers to utilize those Sub-accounts.

In light of the risks  posed to Owners and other  investors  by  frequent  transfers,  we  reserve  the right to limit the number of transfers in any Annuity  Year for all existing or new Owners and to take the other  actions  discussed  below.  We also reserve the right to limit the number of  transfers in any Annuity  Year or to refuse any  transfer  request for an Owner or certain  Owners if:
(a) we believe that excessive  transfer  activity (as we define it) or a specific transfer request or group of transfer requests may have a detrimental  effect on Unit Values or the share prices of the  Portfolios;  or (b) we are informed by a Portfolio  (e.g.,  by the  Portfolio's  portfolio  manager)  that the purchase or redemption  of shares in the  Portfolio  must be restricted  because the
Portfolio  believes the transfer  activity to which such purchase and  redemption  relates  would have a  detrimental  effect on the share  prices of the  affected  Portfolio.  Without  limiting the above,  the most likely  scenario  where either of the above could occur would be if the  aggregate  amount of a trade or trades  represented  a relatively  large  proportion of the total assets of a particular  Portfolio.  In furtherance  of our general  authority to restrict  transfers as described  above,  and without  limiting other actions we may take in the future, we have adopted the following specific restrictions:

o        With  respect to each  Sub-account  (other than the AST Money  Market  Sub-account,  or a  Sub-account  corresponding  to a
         ProFund  Portfolio or a Rydex Fund Portfolio),  we track amounts exceeding a certain dollar threshold that were transferred into the  Sub-account.  If you transfer such amount into a particular  Sub-account,  and within 30 calendar days thereafter transfer (the  "Transfer  Out") all or a portion of that amount into another  Sub-account,  then upon the Transfer Out, the former  Sub-account  becomes  restricted  (the  "Restricted  Sub-account").  Specifically,  we will not  permit  subsequent transfers  into the  Restricted  Sub-account  for 90 calendar  days after the  Transfer Out if the  Restricted  Sub-account invests in a  non-international  Portfolio,  or 180  calendar  days after the Transfer  Out if the  Restricted  Sub-account invests in an  international  Portfolio.  For purposes of this rule, we (i) do not count  transfers made in connection with one of our systematic  programs,  such as asset allocation and automated  withdrawals;  (ii) do not count any transfer that solely involves  Sub-accounts  corresponding to any ProFund and/or Rydex Portfolio  and/or the AST Money Market  Portfolio;
         and (iii) do not  categorize  as a  transfer  the first  transfer  that you make  after  the Issue  Date,  if you make that transfer  within 30 calendar days after the Issue Date.  Even if an amount becomes  restricted  under the foregoing  rules, you are still free to redeem the amount from your Annuity at any time.
o        We  reserve  the right to  effect  exchanges  on a  delayed  basis  for all  contracts.  That is, we may price an  exchange involving  the  Sub-accounts  on the  business  day  subsequent  to the  business  day on which the  exchange  request  was received.  Before  implementing  such a practice,  we would issue a separate  written  notice to Owners that  explains  the practice in detail.
o        If we deny one or more transfer  requests under the foregoing  rules,  we will inform you or your  investment  professional promptly of the circumstances concerning the denial.
o        We will not implement these rules in jurisdictions  that have not approved contract language  amendments  authorizing us to do so, or may implement  different rules in certain  jurisdictions  if required by such  jurisdictions.  Contract owners in jurisdictions  with such limited  transfer  restrictions,  and contract  owners who own variable life insurance or variable annuity contracts (regardless of jurisdiction) that do not impose the above-referenced  transfer  restrictions,  might make more numerous and frequent  transfers than contract  owners who are subject to such  limitations.  Because  contract owners who are not subject to the same transfer  restrictions  may have the same underlying  mutual fund  portfolios  available to them,  unfavorable  consequences  associated with such frequent  trading within the underlying  mutual fund (e.g.,  greater portfolio  turnover,  higher  transaction  costs, or performance or tax issues) may affect all contract owners.  Similarly, while contracts  managed by an investment  professional or third party  investment  advisor are subject to the restrictions on transfers  between  investment  options that are discussed  above,  if the advisor  manages a number of contracts in the same fashion  unfavorable  consequences  may be associated with management  activity since it may involve the movement of a substantial  portion of an  underlying  mutual fund assets  which may affect all contract  owners  invested in the affected options.  Apart from  jurisdiction-specific  and contract differences in transfer  restrictions,  we will apply these rules uniformly  (including  contracts  managed by an investment  professional or third party investment  advisor),  and will not waive a transfer restriction for any contract owner.

     Although our transfer  restrictions  are designed to prevent  excessive  transfers,  they are not capable of  preventing  every potential occurrence of excessive transfer activity.

DOES MY INVESTMENT PROFESSIONAL HAVE PERMISSION TO MANAGE MY ACCOUNT?
Yes.  Unless you direct  otherwise,  your  investment  professional  may direct the  allocation  of your  Account  Value and request financial  transactions  between investment  options while you are living,  subject to our rules.  Unless you tell us otherwise,  we deem that all transactions  that are directed by your investment  professional  with respect to your Annuity have been authorized by you.  You  must  contact  us  immediately  if and  when  you  revoke  such  authority.  We will not be  responsible  for  acting  on instructions  from your  investment  professional  if you fail to inform us that such person's  authority  has been revoked.  We may also suspend, cancel or limit these privileges at any time.  We will notify you if we do.

MAY I AUTHORIZE MY THIRD PARTY INVESTMENT ADVISOR TO MANAGE MY ACCOUNT?
Yes.  You may engage your own  investment  advisor to manage your  account.  These  investment  advisors may be firms or persons who also are appointed by us, or whose  affiliated  broker-dealers  are appointed by us, as authorized  sellers of the Annuity.  Even if this is the case,  however,  please note that the investment  advisor you engage to provide advice and/or make transfers for you, is not acting on our behalf,  but rather is acting on your  behalf.  We do not offer advice  about how to allocate  your Account  Value under any  circumstance.  As such, we are not responsible  for any  recommendations  such  investment  advisors make, any investment models or asset allocation programs they choose to follow or any specific transfers they make on your behalf.

Any fee that is charged by your  investment  advisor is in addition to the fees and expenses that apply under your  Annuity.  If you authorize your investment  advisor to withdraw amounts from your Annuity to pay for the investment  advisor's fee, as with any other withdrawal from your Annuity,  you may incur adverse tax consequences,  a CDSC and/or a market value adjustment.  Withdrawals to pay your  investment  advisor  generally  will also reduce the level of various living and death benefit  guarantees  provided (e.g. the withdrawals will reduce  proportionately  the Annuity's  guaranteed  minimum death benefit.) We are not a party to the agreement you have with your investment  advisor and do not verify that amounts  withdrawn from your annuity,  including  amounts withdrawn to pay for the investment  advisor's fee, are within the terms of your agreement with your investment advisor.  You will, however,  receive confirmations of transactions that affect your Annuity.  If your investment  advisor has also acted as your investment  professional with respect to the sale of your  Annuity,  he or she may be receiving  compensation  for services  provided  both as an  investment professional and investment  advisor.  Alternatively,  the investment  advisor may compensate the investment  professional from whom you purchased your annuity for the referral that led you to enter into your  investment  advisory  relationship  with the investment advisor.  If you are  interested  in the  details  about the  compensation  that your  investment  advisor  and/or  your  investment professional receive in connection with your Annuity, you should ask them for more details.

We or an affiliate of ours may provide  administrative  support to  licensed,  registered  investment  professionals  or  investment advisors who you authorize to make financial  transactions on your behalf.  We may require  investment  professionals  or investment advisors, who are authorized by multiple contract owners to make financial transactions,  to enter into an administrative  agreement with  American  Skandia as a condition  of our  accepting  transactions  on your behalf.  The  administrative  agreement  may impose limitations on the investment  professional's  or investment  advisor's  ability to request  financial  transactions on your behalf.
These  limitations are intended to minimize the detrimental  impact of an investment  professional  who is in a position to transfer large amounts of money for multiple clients in a particular  Portfolio or type of portfolio or to comply with specific  restrictions or limitations  imposed by a Portfolio(s) on American Skandia.  Contracts  managed by your investment  professional also are subject to the restrictions on transfers between  investment  options that are discussed in the section entitled "ARE THERE  RESTRICTIONS OR
CHARGES ON TRANSFERS BETWEEN  INVESTMENT  OPTIONS?".  Since transfer activity under contracts managed by an investment  professional or third party  investment  advisor may result in unfavorable  consequences to all contract owners invested in the affected  options we reserve the right to limit the  investment  options  available to a particular  Owner whose contract is managed by the advisor or impose other transfer  restrictions we deem necessary.  The  administrative  agreement may limit the available  investment  options, require  advance  notice  of large  transactions,  or  impose  other  trading  limitations  on your  investment  professional.  Your investment  professional  will be informed of all such  restrictions  on an ongoing basis.  We may also require that your investment professional transmit all financial  transactions using the electronic trading functionality  available through our Internet website
(www.americanskandia.prudential.com).  Limitations  that we may impose on your investment  professional or investment  advisor under the terms of the administrative  agreement do not apply to financial  transactions requested by an Owner on their own behalf, except as otherwise described in this Prospectus.

DO YOU OFFER ANY OTHER ASSET ALLOCATION PROGRAMS?

Yes. We may offer different asset allocation  programs  designed for American Skandia by Morningstar  Associates,  LLC. Each program is  available  to Annuity  Owners at no  additional  charge.  Each  program is designed as a tool to enable you and your  investment professional  to develop an asset  allocation  program that is appropriate for you. Your  investment  professional  will help you to complete an investor  questionnaire  that will help you and your investment  professional to determine  whether  participating  in a program is appropriate  for you and to determine your  investment  style from which you can choose the available  model  portfolios.
We offer programs where you and your  investment  professional  choose from the available  Sub-accounts  for each asset class in the model  portfolio  you have chosen based on your  answers to the  questionnaire.  You may change your  selected  Sub-accounts  at any time.  We also offer  programs  where the  Sub-accounts  for each asset class in each model  portfolio  are  designated  based on an objective  evaluation of the available  Sub-accounts.  If you elect the second type of program,  the selected  Sub-accounts within a model portfolio may change  periodically.  Under these programs,  assets allocated to the program are rebalanced on a periodic basis based on suggested  changes to the  allocation  percentages  for an asset class within a model  portfolio or based on changes in the value of the  Sub-accounts.  Each asset  allocation  program is subject to additional  limitations and  restrictions  which are more fully described in the enrollment form for the programs.

Asset  allocation  is a  sophisticated  method of  diversification  which  allocates  assets among asset  classes in order to manage investment risk and enhance  returns over the long term.  However,  asset  allocation does not guarantee a profit or protect against a loss.  You are not obligated to  participate  or to invest  according to the program  recommendations.  American  Skandia does not intend to provide any  personalized  investment  advice in connection  with these programs and you should not rely on these programs as providing  individualized  investment  recommendations  to you. The asset allocation  programs do not guarantee better investment results.  We reserve the right to  terminate  or change the asset  allocation  programs at any time.  You should  consult  with your investment professional before electing any asset allocation program.

DO YOU OFFER ANY AUTOMATIC REBALANCING PROGRAMS?

Yes, we offer automatic  rebalancing  that can periodically  reallocate your Income Base among the Sub-accounts you choose.  You can choose to have your Income Base  rebalanced  quarterly,  semi-annually,  or  annually.  On the  appropriate  date,  your  investment options are  rebalanced  to the  allocation  percentages  you request.  For example,  over time the  performance  of the  investment options will differ, causing your percentage  allocations to shift. With automatic  rebalancing,  we transfer the appropriate amount from the  "overweighted"  Sub-accounts  to the  "underweighted"  Sub-accounts  to return your  allocations  to the  percentages  you request. If you request a transfer from or into any investment option  participating in the automatic  rebalancing  program, we will assume that you wish to change your rebalancing  percentages as well, and will automatically  adjust the rebalancing  percentages in accordance with the transfer unless we receive alternate instructions from you.

ACCESS TO CASH VALUE

MAY I SURRENDER ALL OR PART OF MY ANNUITY?

Yes. As long as the  Annuitant is alive,  you may  surrender  all of the Annuity for its Cash Value,  if any. You also may surrender a portion of your Annuity (a minimum of $1,000 is required)  if your  Annuity is payable for life and a Certain  Period,  as long as the  Annuitant is alive and the Cash Value  remaining  after the partial  surrender is at least $5,000.  The Cash Value,  if any, is always less than the Income Base.  If you elect a partial  surrender of the Annuity we will apply the surrender  pro-rata  among all
Sub-accounts  where you are  invested.  Such partial  surrender  will reduce  proportionately  all the  Annuity's  Contract and Cash
Values,  but will not effect the Certain Period.  We may request  evidence  satisfactory to us that the Annuitant is alive and other information to process the surrender request (see "Requirements for Surrender").

When you make a full or partial  surrender of the Annuity the Cash Value is determined by  discounting  the value of future  Annuity
Payments.  This  procedure  functions as a surrender  charge in calculating  the Cash Value payable to you. The applicable  discount rate used may be higher than the  Benchmark  Rate but  currently is not more than 2%. The discount  rate  applicable to your Annuity may depend on whether Annuity  Payments are payable for life, the Annuitant's  age and gender (where  applicable),  or the length of the Certain Period.  The discount rate in effect on the Issue Date is not subject to change.

You may elect to return  the  Annuity  during the  free-look  period.  For  additional  information  about  surrendering  during the free-look period, please refer to the section entitled "May I return the Annuity if I change my mind?"

WHAT IF MY CERTAIN PERIOD IS ZERO, MAY I STILL MAKE A FULL OR PARTIAL SURRENDER?

No.  If your Annuity has no Certain Period you may not make a full or partial surrender because there is no Cash Value.

Requests for a Full or Partial  Surrender:  To request the forms  necessary to make a full or partial  surrender  from your Annuity, contact our Customer Service Team at  1-800-752-6342  or visit our Internet Website at  www.americanskandia.prudential.com.  We must
                                                                                   ---------------------------------------
receive at our Office a request in writing  and  necessary  representations  in writing  regarding  tax  withholdings  for a full or partial surrender.

ANNUITY BENEFITS

WHAT ARE THE BENEFITS OF THIS ANNUITY?

This Annuity  provides that Annuity  Payments are payable for the life of the Annuitant,  for a Certain  Period,  or for the life of the Annuitant and a Certain  Period.  This Annuity  terminates  when the Annuitant dies, the Certain Period chosen ends, or upon the
Inheritance Date if a lump sum death benefit is payable.

HOW DO WE CALCULATE YOUR ANNUITY PAYMENT?

Any portion of your Premium  allocated to the  Sub-accounts  will be used to purchase  Units.  We will determine the number of Units based on the Premium reduced by any Tax Charge,  the length of any Certain Period,  the payment option selected,  and the Unit Value of the  Sub-accounts  you  initially  selected on the Issue Date.  The number of Units also will depend on the  Annuitant's  age and gender (where  permitted by law) if Annuity  Payments are due for the life of the  Annuitant.  Other than to fund Annuity  Payments, the number of Units allocated to each  Sub-account  will not change unless you transfer among the  Sub-accounts or make a withdrawal
(if allowed).

We calculate your Annuity  Payment  Amount on each Monthly  Processing  Date by taking the number of Units  scheduled to be redeemed under the Schedule of Units in each  Sub-account  and  multiplying  them by the Unit Value of each  Sub-account  on such date.  This calculation is performed for each  Sub-account,  and the sum of the Sub-account  calculations  will equal the amount of your Annuity
Payment Amount.

The Unit Value in a particular  Sub-account on any Valuation Day is equal to the Unit Value of that  Sub-account on the  immediately preceding  Valuation Day multiplied by the Net Investment  Factor for that  Sub-account for the Valuation  Period  multiplied by the daily factor for the Valuation Period.

WHEN ARE ANNUITY PAYMENTS MADE?

Each Annuity  Payment is payable  monthly on the Annuity  Payment Date. The initial Annuity Payment will be on a date of your choice of the 1st through the 28th day of the  calendar  month  following  the 30th day after the Issue Date of this  Annuity.  The Annuity
Payment Date may not be changed after the Issue Date.

MAY I CONVERT ANNUITY PAYMENTS TO FIXED PAYMENTS?

Yes.  You may convert to fixed  Annuity  Payments  but only after two (2) years from the  Annuity's  Issue Date.  Before any Annuity
Payment  Date after this period,  you may make an  irrevocable  election to convert to fixed  Annuity  Payments.  If you elect fixed payments,  on each Annuity  Payment Date you will receive a fixed amount that will not vary with investment  performance.  The value of these payments  depends on the Income Base at the time of the conversion,  the then current  Certain Period,  the Annuitant's age and gender (where  permitted by law) if a life payment is selected,  and an assumed  interest rate of not less than 3% per year. The subsequent  Annuity  Payment Amount may be greater than,  equal to, or less than the current  Annuity  Payment  Amount.  The Certain
Period is not  effected by  conversion.  After you have  elected  this option  under this  Annuity you will not be permitted to make full or partial surrenders.

WHO RECEIVES THE ANNUITY PAYMENT?

We make Annuity Payments to the Annuitant.  Subject to our rules, we may accept your  instructions to forward Annuity Payments to an alternate payee.

WHAT HAPPENS WHEN THE ANNUITANT DIES?

As of the Inheritance  Date, if a Certain Period exists,  we will make Annuity  Payments to the Beneficiary for the remainder of the
Certain  Period.  As an  alternative,  a lump sum can be paid to the  Beneficiary.  There is no  guarantee  that  there  will be any
Certain Period after the date of death,  which means there may be no amount due for the  Beneficiary.  If there is no Certain Period as of the Inheritance Date, the Annuity terminates.

If the  Annuitant  dies  before the  Annuity  Date,  the Annuity  will end and the Cash Value will be payable as  settlement  to the
Beneficiary(s) after we have received all of our requirements to make settlement.

WHAT HAPPENS WHEN THE OWNER DIES?

If any Owner dies before the Annuity Date,  the Annuity will end and the Cash Value will be payable to the  Beneficiary(s)  after we have received all of our requirements to make settlement.

WHEN DO ANNUITY PAYMENTS FOR A BENEFICIARY START?

If Annuity  Payments are to be paid to a Beneficiary,  Annuity Payments will begin as of the next Annuity Payment Date following the
Inheritance  Date,  or the Cash  Value  can then be paid.  No  amounts  are  payable  to a  Beneficiary  until the death of the last surviving  Annuitant.  Evidence  satisfactory  to us of the death of all  Annuitants  must be  provided  before any  amount  becomes payable to a Beneficiary.

IF ANNUITY  PAYMENTS ARE TO BE PAID TO A BENEFICIARY,  WHAT  DETERMINES THE ANNUITY PAYMENT EACH MONTH AND HOW LONG WILL THE ANNUITY
PAYMENTS BE PAID TO THE BENEFICIARY?

We make Annuity  Payments to the  Beneficiary if a Certain Only or a Life with Certain  Period payment option has been selected.  We calculate the amount  payable each month in the same manner before and after the  Inheritance  Date if Annuity  Payments are payable to the  Beneficiary.  Annuity  Payments  payable to Beneficiary are due over any remaining  Certain Period.  The Annuity  terminates when the Certain Period ends.

If there is a Certain Period  remaining as of the  Inheritance  Date, the Beneficiary may elect to receive the Cash Value instead of
Annuity  Payments if, before the Inheritance  Date, you did not elect,  in writing,  to prohibit  commutation and all  Beneficiaries agree in writing to such  commutation.  All requirements  that would otherwise apply for Annuity Payments payable for the benefit of the Beneficiary will apply before we pay a Cash Value as an alternative.

WHAT DOCUMENTATION IS REQUIRED TO RECEIVE ANNUITY PAYMENTS?

Requirements  for Annuity  Payments  While the  Annuitant  is Alive:  We must  receive at our office  necessary  representations  in writing  regarding  tax  withholding.  We may also  require,  from  time-to-time,  evidence in writing  satisfactory  to us that the
Annuitant is alive.  We may withhold  Annuity  Payments until we receive our  requirements  or until we receive in writing due proof satisfactory to us of the Annuitant's  death.  Such withheld  Annuity  Payments will be maintained in our general  account.  We will credit interest of at least 3% per year,  compounded  yearly,  on each withheld  Annuity Payment unless  otherwise  required by law.
Should we subsequently  receive the applicable  requirements,  we will pay the withheld Annuity Payments plus any interest  credited in a lump sum for the benefit of the applicable payee (see "Payments and Payees").

Requirements for Annuity Payments Payable to the Beneficiary:  We must receive at our Office:
(a) due proof  satisfactory  to us in writing of the death of all Annuitants  and, if  applicable,  no Owner died before the Annuity
Date;
(b)  the Annuity; and
(c) all  representations,  in writing,  that we require or which are mandated by applicable  law or regulation in relation to making payments to a Beneficiary, including any required in relation to tax withholding.

Once Annuity Payments begin to be paid to a Beneficiary,  we may require, from time-to-time,  evidence in writing satisfactory to us that a natural  person who is a Beneficiary  is alive.  We may withhold  Annuity  Payments  until we receive such  requirements,  or until we receive in writing due proof  satisfactory  to us of such  Beneficiary's  death. We will credit interest of at least 3% per year,  compounded  yearly,  on each withheld  Annuity Payment unless otherwise  required by law. Should we subsequently  receive our requirements,  we will pay the withheld Annuity Payments plus any interest  credited in a lump sum for the benefit of the applicable payee (see "Payments and Payees").

PAYMENTS AND PAYEES

The payees of an  Annuity  Payment,  Cash  Value,  or a partial  or full  surrender  may  provide us with an account at a  financial institution  to which we may  electronically  forward  such  payments.  Subject to our rules,  we may, as a  convenience,  forward a payment  for an  Annuitant,  Owner,  or  Beneficiary  (or a person  selected  to  receive  remaining  Annuity  Payments  after  such
Beneficiary's  death) to an account  for the  benefit of an  alternate  person or entity.  We must  receive  the  request to forward payments to such alternate person or entity in writing from the person or entity that then has ownership rights.

We pay Annuity Payments to the Annuitant first  designated on any application  unless you instruct us to forward Annuity Payments to any other named Annuitant.  We forward any partial or full surrender to the Owner unless you instruct us otherwise.

Before the  Inheritance  Date,  we may split Annuity  Payments  among all the  recipients  if requested by the Owner in writing.  We reserve the right to limit the number of payees.  If a split  payment has been  selected and one of any several joint payees die but other joint payees survive;  and we receive proof  satisfactory to us of such death,  any subsequent  Annuity Payments will be split pro rata among  accounts for the  surviving  payees.  Such split  Annuity  Payments can be  terminated  by the Owner by forwarding a request to us in writing before the Inheritance Date.

Any amounts due on or after the  Inheritance  Date will be split among any named  Beneficiaries  in accordance  with the Beneficiary designation.  However,  currently  we will not  accept an  instruction  to pay part as a lump sum and part as Annuity  Payments.  We will pay the lump sum and our liability  under the Annuity will  terminate if no election is received in writing by us at our Office before the Inheritance Date or if, as of the Inheritance Date, multiple  Beneficiaries  cannot agree as to whether amounts are to be received as Annuity Payments or a lump sum (assuming some amount is owed).

TAX CONSIDERATIONS

The tax  considerations  associated  with the Annuity vary  depending on whether the contract is (i) owned by an individual  and not associated  with a tax-favored  retirement  plan  (including  contracts held by a non-natural  person,  such as a trust acting as an agent for a natural  person),  or (ii) held under a  tax-favored  retirement  plan.  We  discuss  the tax  considerations  for these categories of contracts  below.  The  discussion is general in nature and describes  only federal income tax law (not state or other tax laws).  The discussion  includes a description of certain spousal rights under the contract and under  tax-qualified  plans. Our administration  of such  spousal  rights and related tax  reporting  accords with our  understanding  of the Defense of Marriage Act
(which  defines a  "marriage"  as a legal  union  between a man and a woman and a "spouse"  as a person of the  opposite  sex).  The information  provided is based on current law and  interpretations,  which may change. It is not intended as tax advice.  You should consult with a qualified tax advisor for complete  information  and advice.  References to purchase  payments  below relates to your cost basis in your contract.  Generally,  your cost basis in a contract not  associated  with a tax-favored  retirement  plan is the amount you pay into your contract,  or into annuities  exchanged for your contract,  on an after-tax  basis less any  withdrawals of such payments.

This contract may also be purchased as a non-qualified  annuity (i.e., a contract not held under a tax-favored  retirement  plan) by a trust or  custodial  IRA or 403(b)  account,  which can hold  other  permissible  assets  other  than the  annuity.  The terms and administration  of the trust or custodial  account in accordance with the laws and  regulations for IRAs or 403(b)s,  as applicable, are the  responsibility  of the applicable  trustee or  custodian.

CONTRACTS  OWNED BY INDIVIDUALS  (NOT ASSOCIATED WITH  TAX-FAVORED RETIREMENT PLANS)

Taxes Payable by You

We believe the contract is an immediate annuity contract for tax purposes.  Accordingly,  as a general rule, you should not pay any tax until you receive money under the  contract.

Taxes  on Withdrawals  and Surrender

If you make a withdrawal  from your contract or surrender it as an amount separate from your scheduled  periodic  annuity  payments,  the amount you receive will be taxed as ordinary income,  rather than as return of purchase  payments,  until all gain has been withdrawn.  You will generally be taxed on any  withdrawals  from the contract while you are alive even if the withdrawal is paid to someone else.If you transfer  your  contract for less than full  consideration,  such as by gift,  you will trigger tax on any gain in the contract.
This rule does not apply if you  transfer  the  contract to your spouse or under most  circumstances  if you  transfer  the contract incident to divorce.

Taxes on Annuity  Payments

A portion of each annuity payment you receive will be treated as a partial return of your purchase  payments and will not be taxed.  The remaining  portion will be taxed as ordinary income.  Generally,  the nontaxable portion is  determined  by  multiplying  the annuity  payment you receive by a fraction,  the  numerator  of which is your  purchase payments (less any amounts  previously  received  tax-free) and the  denominator  of which is the total expected  payments under the
contract.After  the full amount of your purchase  payments have been  recovered  tax-free,  the full amount of the annuity  payments will be taxable.  If annuity payments stop due to the death of the annuitant  before the full amount of your purchase  payments have been  recovered,  a tax deduction may be allowed for the  unrecovered  amount.

Tax  Penalty on  Withdrawals  and Annuity  Payments

Any taxable  amount you receive  under your  contract may be subject to a 10% tax  penalty.  Amounts are not subject to this tax penalty if:

o     the amount is paid on or after you reach age 591/2or die;
o     the  amount   received  is   attributable  to  your  becoming disabled;
o     generally the amount paid or received is in the form of  substantially  equal  payments not less  frequently  than annually  (Please  note  that  substantially  equal  payments  must  continue  until  the  later  of  reaching  age 591/2or 5 years.
Modification of payments during that time period will generally result in retroactive application of the 10% tax penalty.); or
o     the  amount  received  is  paid  under  an  immediate  annuity  contract  (in  which  annuity  payments  begin  within  one  year of purchase).

Special  Rules in Relation to Tax-Free  Exchanges Under Section  1035

Section 1035 of the Internal Revenue Code of 1986, as
amended  (Code)  permits  certain  tax-free  exchanges of a life  insurance,  annuity or endowment  contract for an annuity.  If the annuity is purchased  through a tax-free  exchange of a life  insurance,  annuity or endowment  contract that was purchased prior to
August 14, 1982,  then any purchase  payments made to the original  contract prior to August 14, 1982 will be treated as made to the new contract prior to that date.  [(See Federal Tax Status section in the Statement of Additional  Information.)]

Partial  surrenders
may be treated in the same way as tax-free 1035 exchanges of entire contracts,  therefore  avoiding current taxation of any gains in the contract as well as the 10% tax penalty on pre-age 591/2  withdrawals.  The IRS has reserved the right to treat  transactions it considers  abusive as  ineligible  for this  favorable  partial 1035 exchange  treatment.  We do not know what  transactions  may be considered  abusive.  For  example  we do not  know  how the IRS may  view  early  withdrawals  or  annuitizations  after a  partial exchange.  In  addition,  it is unclear  how the IRS will treat a partial  exchange  from a life  insurance,  endowment,  or annuity contract  into an  immediate  annuity.  As of the  date  of  this  prospectus,  we  will  accept  a  partial  1035  exchange  from a non-qualified  annuity into an immediate annuity as a "tax-free"  exchange for future tax reporting  purposes,  except to the extent that we, as a reporting and withholding  agent,  believe that we would be expected to deem the  transaction to be abusive.  However, some  insurance  companies  may not  recognize  these  partial  surrenders  as  tax-free  exchanges  and may report  them as taxable distributions  to the extent of any gain  distributed as well as subjecting the taxable  portion of the  distribution to the 10% tax penalty.  We  strongly  urge you to  discuss  any  transaction  of this  type  with  your tax  advisor  before  proceeding  with the transaction.

Taxes  Payable by  Beneficiaries

The  death  benefit  options are subject to income tax to the extent the  distribution exceeds the cost basis in the contract.  The value of the death  benefit,  as determined  under federal law, is also included in the owner's estate.

Generally,  the same tax rules described above would also apply to amounts received by your  beneficiary.  Choosing any option other than a lump sum death benefit may defer taxes. Certain minimum distribution requirements may continue.

Considerations for Contingent Annuitants:  There may be adverse tax consequences if a contingent annuitant succeeds an annuitant when the Annuity is owned by a trust that is neither tax exempt nor  qualifies  for preferred  treatment  under certain  sections of the Code.  In general,  the Code is designed  to prevent  indefinite  deferral  of tax.  Continuing  the benefit of tax  deferral by naming one or more contingent  annuitants  when the Annuity is owned by a  non-qualified  trust might be deemed an attempt to extend the tax deferral for an indefinite  period.  Therefore,  adverse tax treatment may depend on the terms of the trust, who is named as contingent  annuitant,  as well as the  particular  facts and  circumstances.  You should  consult your tax advisor  before naming a contingent annuitant if you expect to use an Annuity in such a fashion.

Reporting and Withholding on  Distributions

Taxable  amounts distributed from your annuity contracts are subject to federal and state income tax reporting and withholding.
In general,  we will withhold  federal income tax from the taxable  portion of such  distribution  based on the type of  distribution.
In the case of an annuity or similar periodic  payment,  we will withhold as if you are a married  individual with 3 exemptions unless you designate a different  withholding status. In the case of all other  distributions,  we will withhold at a 10% rate. You may generally elect not to have tax withheld from your  payments.  An election out of  withholding  must be made on forms that we  provide.

State  income tax withholding  rules vary and we will withhold  based on the rules of your State of residence.  Special tax rules apply to withholding for nonresident  aliens,  and we generally  withhold income tax for nonresident  aliens at a 30% rate. A different withholding rate may be  applicable  to a  nonresident  alien based on the terms of an existing  income tax treaty  between the discussion  regarding withholding rules for tax favored plans (for example,  an  IRA).

Regardless  of the amount withheld by us, you are liable for payment of federal  and state  income  tax on the  taxable  portion of annuity  distributions.  You  should  consult  with your tax  advisor regarding  the payment of the correct  amount of these income taxes and  potential  liability if you fail to pay such  taxes.

Annuity Qualification

Diversification  And Investor Control.  In order to qualify for the tax rules applicable to annuity contracts described above,  the assets  underlying the variable  investment  options of the annuity  contract must be diversified,  according to certain rules.  We believe  these  diversification  rules will be met.

An  additional  requirement  for  qualification  for the tax treatment described  above is that we, and not you as the  contract  owner, must have  sufficient  control over the  underlying  assets to be treated as the owner of the  underlying  assets for tax purposes.
While we also believe these  investor  control rules will be met, the  Treasury  Department  may  promulgate  guidelines  under  which a variable  annuity  will not be treated as an annuity  for tax purposes if persons with ownership  rights have excessive  control over the  investments  underlying  such variable  annuity.  It is unclear whether such guidelines,  if in fact  promulgated,  would have retroactive  effect.  It is also unclear what effect, if any, such  guidelines  may have on  transfers  between the  investment options  offered  pursuant to this  Prospectus.  We will take any action,  including  modifications  to  your  Annuity  or the investment  options,  required  to  comply  with  such  guidelines  if promulgated.

Please  refer to the Statement of Additional  information for further information on these  Diversification and Investor
Control  issues.

Required  Distributions Upon Your Death. Upon your death, certain distributions must be made under the contract. The required  distributions  depend on whether you die before you start taking  annuity  payments  under the contract or after you start taking annuity  payments under the  contract.

If  you die on or after the annuity date, the remaining  portion of the interest in the contract must be distributed at least as rapidly as under the method of  distribution  being used as of the date of death.

If you die before the annuity date, the entire  interest in the contract must be distributed  within 5 years after the date of death.
However, if a periodic  payment  option is selected by your  designated  beneficiary  and if such payments begin within 1 year of your death, the value of the  contract  may be  distributed  over the  beneficiary's  life or a period  not  exceeding  the beneficiary's  life expectancy.  Your designated  beneficiary is the person to whom benefit rights under the contract pass by reason of death,  and must be a natural  person in order to elect a periodic  payment option based on life  expectancy or a period  exceeding five years.

If the contract is payable to (or for the benefit of) your  surviving  spouse,  that portion of the  contract  may be  continued  with your spouse as the owner.

Changes In The  Contract.  We reserve  the right to make any  changes  we deem  necessary  to assure  that the contract  qualifies as an annuity  contract  for tax  purposes.  Any such changes will apply to all contract  owners and you will be given notice to the extent feasible under the  circumstances.

Additional  Information

You  should refer to the Statement of Additional Information if:
o    The contract is held by a  corporation  or other entity  instead of by an  individual  or as agent for an individual.
o    Your contract was issued in exchange for a contract containing purchase payments made before August 14, 1982.
o    You transfer your contract to, or designate, a beneficiary who is either 37 1/2 years younger than you or a grandchild.
o    You purchased  more than one annuity  contract from the same insurer  within the same calendar  year (other than  contracts held by tax favored  plans).

CONTRACTS  HELD BY TAX FAVORED  PLANS

The  following  discussion  covers  annuity  contracts  held under  tax-favored retirement plans.
Currently,  the contract may be purchased for use in connection with individual retirement accounts and annuities
(IRAs) which are subject to Sections  408(a),  408(b) and 408A of the Code.  In addition,  this contract may be purchased for use in connection  with a corporate  Pension and  Profit-sharing  plan (subject to 401(a) of the Code),  H.R. 10 plans (also known as Keogh
Plans,  subject  to 401(a) of the  Code),  Tax  Sheltered  Annuities  (subject  to 403(b) of the Code,  also  known as Tax  Deferred
Annuities  or TDAs),  and Section 457 plans  (subject  to 457 of the Code) This  description  assumes  that you have  satisfied  the requirements for eligibility for these products.

    This contract may also be purchased as a non-qualified  annuity (i.e., a contract not held under a tax-favored  retirement plan)
by a trust or custodial  IRA or 403(b)  account,  which can hold other  permissible  assets  other than the  annuity.  The terms and administration  of the trust or custodial  account in accordance with the laws and  regulations for IRAs or 403(b)s,  as applicable, are the responsibility of the applicable trustee or custodian.

    You should be aware that tax favored plans such as IRAs generally provide income tax deferral  regardless of whether they invest in annuity  contracts.  This means that when a tax favored plan invests in an annuity contract,  it generally does not result in any additional tax benefits (such as income tax deferral and income tax free transfers).

Types of Tax Favored Plans

    IRAs. If you buy a contract for use as an IRA, we will provide you a copy of the  prospectus and contract.  The "IRA  Disclosure
Statement" contains information about eligibility,  contribution limits, tax particulars,  and other IRA information. In addition to this  information  (some of which is  summarized  below),  the IRS  requires  that you have a "free  look"  after  making an initial contribution  to the contract.  During this time, you can cancel the contract by notifying us in writing,  and we will refund all of the purchase  payments under the contract (or, if provided by applicable  state law, the amount your contract is worth, if greater), less any applicable federal and state income tax withholding.

    Contributions  Limits/Rollovers.  Because of the way the  contract is designed,  you may only  purchase a contract for an IRA in connection with a "rollover" of amounts from a qualified  retirement plan or transfer from another IRA; or as an  annuitization of a deferred  annuity issued by us and held as an IRA; or as a combination  of a "rollover" to an IRA from a deferred  annuity issued by us and held for purposes of a  "qualified"  retirement  plan that is  simultaneously  being  annuitized.  This applies in connection with IRAs for you, a non-working  spouse or one established for a divorced spouse receiving alimony (and no other income).  You must make a minimum initial payment of $35,000 to purchase a contract.  You may not make additional  contributions  to your Annuity after purchase.

    The "rollover" rules under the Code are fairly technical;  however, an individual (or his or her surviving spouse) may generally
"roll over"  certain  distributions  from tax favored  retirement  plans  (either  directly or within 60 days from the date of these distributions)  if he or she  meets  the  requirements  for  distribution.  Once  you buy the  contract,  you can make  regular  IRA contributions under the contract (to the extent permitted by law).  However, if you make such regular IRA contributions,  you should note that you will not be able to treat the  contract as a "conduit  IRA," which means that you will not retain  possible  favorable tax treatment if you  subsequently  "roll over" the contract funds originally  derived from a qualified  retirement plan or TDA into another Section 401(a) plan or TDA.

    Required Provisions. Contracts that are IRAs (or endorsements that are part of the contract) must contain certain provisions:

o   You, as owner of the contract,  must be the  "annuitant"  under the contract  (except in certain cases involving the division of property under a decree of divorce);

o    Your rights as owner are non-forfeitable;

o   You cannot sell, assign or pledge the contract;

o   The annual  contribution you pay cannot be greater than the maximum amount allowed by law, including  catch-up  contributions if applicable (which does not include any rollover amounts);

o   The date on which  annuity  payments  must begin cannot be later than April 1st of the calendar year after the calendar year you turn age 70 1/2; and

o   Death and annuity payments must meet "minimum distribution requirements" described below.

    Usually,  the full amount of any distribution  from an IRA (including a distribution from this contract) which is not a rollover is taxable.  As taxable income,  these distributions are subject to the general tax withholding rules described earlier. In addition to this normal tax liability, you may also be liable for the following, depending on your actions:

o    A 10% "early distribution penalty" described below.

o   Liability for "prohibited transactions" if you, for example, borrow against the value of an IRA; or

o   Failure to take a minimum distribution described below.

    SEPs.  SEPs are a  variation  on a standard  IRA,  and  contracts  issued to a SEP must  satisfy the same  general  requirements described under IRAs (above).  There are, however, some differences:

o   If you  participate in a SEP, you generally do not include in income any employer  contributions  made to the SEP on your behalf up to the lesser of (a) $41,000 in 2004 or (b) 25% of the  employee's  earned  income  (not  including  contribution  as "earned income" for these purposes).  However, for these purposes,  compensation in excess of certain limits established by the IRS will
    not be considered.   In 2004, this limit is $205,000;

o   SEPs must satisfy certain participation and nondiscrimination requirements not generally applicable to IRAs; and

o   SEPs for small  employers  permit salary  deferrals up to $13,000 in 2004 with the employer  making these  contributions  to the
    SEP.  However,  no new "salary  reduction" or "SAR-SEPs" can be established  after 1996.  Individuals  participating in a SARSEP who are age 50 or above by the end of the year will be permitted to  contribute  an  additional  $3,000 in 2004,  increasing  in
    $1,000 increments per year until reaching $5,000 in 2006.  Thereafter, the amount is indexed for inflation.

You will also be  provided  the same  information,  and have the same "free look"  period,  as you would have if you  purchased  the contract for a standard IRA.

    ROTH IRAs. Like standard IRAs, income within a Roth IRA accumulates tax-free,  and contributions are subject to specific limits.
Roth IRAs have, however, the following differences:

o   Contributions to a Roth IRA cannot be deducted from your gross income;

o "Qualified  distributions"  from a Roth IRA are excludable from gross income. A "qualified  distribution"  is a distribution  that satisfies  two  requirements:  (1) the  distribution  must be made (a) after the  owner of the IRA  attains  age 591/2; (b) after the owner's death; (c) due to the owner's  disability;  or (d) for a qualified first time homebuyer  distribution  within the meaning of
Section  72(t)(2)(F) of the Code; and (2) the distribution  must be made in the year that is at least five tax years after the first year for which a  contribution  was made to any Roth IRA  established  for the owner or five years  after a rollover,  transfer,  or conversion was made from a traditional IRA to a Roth IRA.  Distributions  from a Roth IRA that are not qualified  distributions will be treated as made first from  contributions and then from earnings,  and taxed generally in the same manner as distributions from a traditional IRA.
o   If eligible  (including  meeting income limitations and earnings  requirements),  you may make contributions to a Roth IRA after attaining age 701/2, and distributions are not required to begin upon attaining such age or at any time thereafter.

    Because the contract's minimum initial payment of $35,000 is greater than the maximum annual  contribution  permitted to be made to a Roth IRA, you may only  purchase a contract for a Roth IRA in  connection  with a "rollover"  or  "conversion"  of amounts from another  traditional IRA, conduit IRA, SEP,  SIMPLE-IRA,  or Roth IRA; or as an annuitization of a deferred annuity issued by us and held as an IRA; or as a  combination  of a  "rollover"  to an IRA from a deferred  annuity  issued by us and held for  purposes of a
"qualified"  retirement plan that is simultaneously  being  annuitized.  This applies in connection with IRAs for you, a non-working spouse or one  established  for a divorced  spouse  receiving  alimony  (and no other  income).  The Code  permits  persons who meet certain income  limitations  (generally,  adjusted gross income under $100,000),  and who receive certain  qualifying  distributions from such  non-Roth  IRAs,  to directly  rollover or make,  within 60 days,  a  "rollover"  of all or any part of the amount of such distribution  to a Roth IRA which they  establish.  This  conversion  triggers  current  taxation (but is not subject to a 10% early distribution  penalty).  Once the  contract  has been  purchased,  regular  Roth IRA  contributions  will be  accepted to the extent permitted by law. You may not make additional contributions to your Annuity after purchase.

      TDAs.  You may own a TDA  generally if you are either an employer or employee of a tax-exempt  organization  (as defined under
Code Section 501 (c)(3)) or a public  educational  organization,  and you may make  contributions to a TDA so long as the employee's rights to the annuity are  nonforfeitable.  Contributions to a TDA, and any earnings,  are not taxable until  distribution.  Because of the way the contract is designed,  you may only purchase a contract for a TDA in  connection  with a "rollover" of amounts from a qualified  retirement plan or IRA or as a transfer from another TDA; or as an  annuitization  of a deferred annuity issued by us and held as a TDA;  or as a  combination  of a  "rollover"  to a TDA from a deferred  annuity  issued by us and held for  purposes  of a
"qualified"  retirement  plan that is  simultaneously  being  annuitized.  You may also make  contributions  to a TDA under a salary reduction  agreement,  generally up to a maximum of $13,000 in 2004.  Individuals  participating in a TDA who are age 50 or above by the end of the year will be permitted to contribute an additional  $3,000 in 2004,  increasing in $1,000  increments  per year until reaching  $5,000 in 2006.  Thereafter,  the amount is indexed  for  inflation.  You may roll over TDA  amounts to another  TDA or an
IRA.  You may also roll over TDA amounts to a qualified  retirement  plan,  a SEP and a 457  government  plan.  A contract  may only qualify as a TDA if distributions (other than "grandfathered" amounts held as of December 31, 1988) may be made only on account of:

o   Your attainment of age 591/2;
o   Your severance of employment;
o   Your death;
o   Your total and permanent disability; or
o   Hardship (under limited circumstances, and only related to salary deferrals and any earnings attributable to these amounts).

      In any event, you must begin receiving  distributions  from your TDA by April 1st of the calendar year after the calendar year you turn age 701/2or retire, whichever is later.

    These  distribution  limits do not apply either to transfers or exchanges of investments  under the contract,  or to any "direct transfer"  of your  interest in the contract to another TDA or to a mutual fund  "custodial  account"  described  under Code Section
403(b)(7).

    Employer contributions to TDAs are subject to the same general contribution,  nondiscrimination, and minimum participation rules applicable to "qualified" retirement plans.

Minimum Distribution Requirements and Payment Option

If you hold the contract under an IRA (or other tax-favored  plan), IRS minimum  distribution  requirements must be satisfied.  This means  that  generally  payments  must start by April 1 of the year after the year you reach age 701/2and must be made for each year thereafter.  The amount of the payment must at least equal the minimum  required under the IRS rules.  Several choices are available for calculating the minimum amount.  More information on the mechanics of this  calculation is available on request.  Please contact us at a reasonable time before the IRS deadline so that a timely  distribution is made.  Please note that there is a 50% tax penalty on the amount of any minimum  distribution  not made in a timely manner.  Payments from your Annuity are designed to meet applicable minimum distribution requirements in relation to the amounts in your Annuity.

Although the IRS rules determine the required amount to be distributed  from your IRA each year,  certain payment  alternatives  are still  available  to you. If you own more than one IRA, you can choose to satisfy your  minimum  distribution  requirement  for each of your IRAs by withdrawing that amount from any of your IRAs.

Penalty for Early Withdrawals

You may owe a 10% tax  penalty  on the  taxable  part of  distributions  received  from an IRA,  SEP,  Roth  IRA,  TDA or  qualified retirement plan before you attain age 591/2. Amounts are not subject to this tax penalty if:

o   the amount is paid on or after you reach age 591/2or die;

o   the amount received is attributable to your becoming disabled; or

o   generally the amount paid or received is in the form of  substantially  equal payments not less frequently than annually (Please note that substantially  equal payments must continue until the later of reaching age 591/2or 5 years.  Modification of payments during that time period will generally result in retroactive application of the 10% tax penalty.).

Other exceptions to this tax may apply. You should consult your tax advisor for further details.

Withholding

Unless a  distribution  is an eligible  rollover  distribution  that is  "directly"  rolled over into another  qualified  plan,  IRA
(including the IRA variations  described  above),  SEP, 457 government plan or TDA, we will withhold  federal income tax at the rate of 20%. This 20%  withholding  does not apply to  distributions  from IRAs and Roth IRAs.  For all other  distributions,  unless you elect  otherwise,  we will withhold federal income tax from the taxable portion of such  distribution at an appropriate  percentage.
The rate of  withholding  on  annuity  payments  where no  mandatory  withholding  is  required  is  determined  on the basis of the withholding  certificate that you file with us. If you do not file a certificate,  we will  automatically  withhold federal taxes on the following basis:

o   For any  annuity  payments  not subject to  mandatory  withholding,  you will have taxes  withheld by us as if you are a married individual, with 3 exemptions; and

o   For all other distributions, we will withhold at a 10% rate.

    We will provide you with forms and  instructions  concerning  the right to elect that no amount be withheld from payments in the ordinary  course.  However,  you should know that, in any event,  you are liable for payment of federal  income taxes on the taxable portion  of the  distributions,  and you  should  consult  with your tax  advisor  to find out more  information  on your  potential liability if you fail to pay such taxes.  There may be additional state income tax withholding requirements.

ERISA Disclosure/Requirements

ERISA (the  "Employee  Retirement  Income  Security Act of 1974") and the Code prevents a fiduciary and other  "parties in interest"
with respect to a plan (and, for these  purposes,  an IRA would also  constitute a "plan") from receiving any benefit from any party dealing with the plan, as a result of the sale of the contract.  Administrative  exemptions under ERISA generally permit the sale of insurance/annuity  products to plans,  provided that certain  information is disclosed to the person  purchasing the contract.  This information  has to do  primarily  with the fees,  charges,  discounts  and other  costs  related  to the  contract,  as well as any commissions paid to any agent selling the contract.

    Information about any applicable fees, charges,  discounts,  penalties or adjustments may be found in the applicable sections of this Prospectus.

    Information about sales representatives and commissions may be found in the sections of this Prospectus addressing  distribution of the Annuity.

    Please consult your tax advisor if you have any additional questions.

Spousal Consent Rules for Retirement Plans-- Qualified Contracts

If you are married at the time your payments  commence,  you may be required by federal law to choose an income option that provides survivor  annuity  income to your spouse,  unless your spouse waives that right.  Similarly,  if you are married at the time of your death,  federal law may require all or a portion of the death  benefit to be paid to your  spouse,  even if you  designated  someone else as your  beneficiary.  A brief  explanation of the applicable rules follows.  For more  information,  consult the terms of your retirement arrangement.

    Defined Benefit Plans,  Money Purchase Pension Plans, and ERISA 403(b)  Annuities.  If you are married at the time your payments commence,  federal law requires that benefits be paid to you in the form of a "qualified joint and survivor annuity" (QJSA),  unless you and your spouse waive that right,  in writing.  Generally,  this means that you will receive a reduced  payment during your life and,  upon your death,  your spouse will receive at least  one-half of what you were  receiving  for life.  You may elect to receive another  income  option if your spouse  consents  to the  election  and waives his or her right to receive the QJSA.  If your spouse consents to the  alternative  form of payment,  your spouse may not receive any benefits from the plan upon your death.  Federal law also requires that the plan pay a death benefit to your spouse if you are married and die before you begin  receiving  your benefit.
This  benefit  must be available  in the form of an annuity for your  spouse's  lifetime  and is called a "qualified  pre-retirement survivor  annuity" (QPSA).  If the plan pays death benefits to other  beneficiaries,  you may elect to have a beneficiary other than your spouse receive the death benefit,  but only if your spouse  consents to the election and waives his or her right to receive the
QPSA.  If your spouse  consents to the  alternate  beneficiary,  your spouse will receive no benefits from the plan upon your death.
Any QPSA waiver prior to your  attaining  age 35 will become null and void on the first day of the calendar year in which you attain age 35, if still employed.

    Defined  Contribution  Plans (including  401(k) Plans).  Spousal consent to a distribution is generally not required.  Upon your death,  your spouse will receive the entire death benefit,  even if you  designated  someone else as your  beneficiary,  unless your spouse consents in writing to waive this right.  Also, if you are married and elect an annuity as a periodic income option,  federal law requires that you receive a QJSA (as described above), unless you and your spouse consent to waive this right.

    IRAs, non-ERISA 403(b) Annuities,  and 457 Plans. Spousal consent to a distribution is not required.  Upon your death, any death benefit will be paid to your designated beneficiary.

Additional Information

For additional information about federal tax law requirements applicable to tax favored plans, see the IRA Disclosure Statement.

GENERAL INFORMATION

HOW WILL I RECEIVE STATEMENTS AND REPORTS?

We send any  statements  and reports  required by applicable  law or  regulation  to you at your last known  address of record.  You should  therefore give us prompt notice of any address change.  We reserve the right, to the extent  permitted by law and subject to your prior  consent,  to provide  any  prospectus,  prospectus  supplements,  confirmations,  statements  and  reports  required  by applicable  law or  regulation  to you  through  our  Internet  Website  at  http://www.americanskandia.prudential.com  or any other electronic  means,  including  diskettes  or CD ROMs.  We send a  confirmation  statement  to you each  time a  transaction  is made affecting  Income Base, such as transfers or  withdrawals.  We send monthly  statements  reflecting the processing done each Annuity
Payment Date except after any conversion to fixed payments.  Before any conversion,  we also send periodic statements  detailing the activity affecting your Annuity during the calendar quarter.  You should review the information in these statements  carefully.  You may request  additional  reports.  We reserve  the right to charge up to $50 for each such  additional  report.  We may also send an annual report and a semi-annual report containing  applicable financial  statements for the Separate Account and the Portfolios,  as of December 31 and June 30,  respectively,  to Owners or, with your prior  consent,  make such  documents  available  electronically through our Internet Website or other electronic means.

WHO IS AMERICAN SKANDIA?

American Skandia Life Assurance  Corporation  ("American  Skandia") is a stock life insurance  company domiciled in Connecticut with licenses in all 50 states,  the District of Columbia and Puerto Rico.  American  Skandia is a  wholly-owned  subsidiary  of American
Skandia,  Inc. ("ASI") whose ultimate parent is Prudential  Financial,  Inc. American Skandia markets its products to broker-dealers and  financial  planners  through an  internal  field  marketing  staff.  In  addition,  American  Skandia  markets  through  and in conjunction with financial institutions such as banks that are permitted directly, or through affiliates, to sell annuities.

American  Skandia is in the  business  of issuing  annuity  and life  insurance  products.  American  Skandia  currently  offers the following  products:  (a) flexible premium deferred  annuities and single premium fixed deferred  annuities that are registered with the SEC;  (b)  certain  other  fixed  deferred  annuities  that are not  registered  with the SEC;  and (c) both fixed and  variable immediate adjustable annuities.

Effective May 1, 2003,  Skandia U.S. Inc., the sole  shareholder of ASI, which is the parent of American  Skandia,  was purchased by
Prudential  Financial,  Inc. Prudential  Financial,  Inc. is a New Jersey insurance holding company whose subsidiary companies serve individual and institutional  customers worldwide and include The Prudential  Insurance Company of America,  one of the largest life insurance  companies in the U.S. These  companies offer a variety of products and services,  including life insurance,  property and casualty  insurance,  mutual funds,  annuities,  pension and  retirement  related  services and  administration,  asset  management, securities brokerage, banking and trust services, real estate brokerage franchises, and relocation services.

No company  other than  American  Skandia has any legal  responsibility  to pay amounts  that it owes under its annuity and variable life insurance contracts.  However,  Prudential Financial exercises  significant influence over the operations and capital structure of American Skandia.

WHAT ARE SEPARATE ACCOUNTS?

The  separate  accounts  are where  American  Skandia  sets  aside and  invests  the  assets of some of our  annuities.  The  assets supporting  our  obligations  under  the  Annuities  are held in  separate  accounts  established  under  the  laws of the  State of
Connecticut.  We are the  legal  owner of assets  in the  separate  accounts.  Assets  supporting  fixed  annuity  payments  after a conversion  are held in our  general  account.  Income,  gains and losses from  assets  allocated  to these  separate  accounts  are credited to or charged  against each such separate  account without regard to other income,  gains or losses of American  Skandia or of any other of our separate  accounts.  These assets may only be charged with  liabilities,  which arise from the annuity contracts issued  by  American  Skandia.  The  amount of our  obligation  in  relation  to  allocations  to the  Sub-accounts  is based on the investment performance of such Sub-accounts.  However, the obligations themselves are our general corporate obligations.

Separate Account B
During the accumulation  period, the assets supporting  obligations based on allocations to the variable investment options are held in  Sub-accounts  of American  Skandia Life  Assurance  Corporation  Variable  Account B, also referred to as "Separate  Account B".
Separate  Account B was  established by us pursuant to Connecticut  law on November 25, 1987.  Separate  Account B also holds assets of other annuities issued by us with values and benefits that vary according to the investment performance of Separate Account B.

Separate  Account B consists  of  multiple  Sub-accounts.  Each  Sub-account  invests  only in a single  mutual  fund or mutual fund portfolio.  The name of each  Sub-account  generally  corresponds  to the name of the  underlying  Portfolio.  Each  Sub-account  in
Separate Account B may have several  different Unit Prices to reflect the Insurance Charge under this Annuity,  and the Distribution
Charge (when  applicable)  and the charges for any optional  benefits  that are offered under other  annuities  issued by us through
Separate  Account B. Separate  Account B is registered with the SEC under the Investment  Company Act of 1940  ("Investment  Company
Act")  as a unit  investment  trust,  which  is a type of  investment  company.  The SEC does  not  supervise  investment  policies, management or practices of Separate Account B.

Prior to November 18, 2002,  Separate Account B was organized as a single separate account with six different  Sub-account  classes, each of which was registered as a distinct unit  investment  trust under the Investment  Company Act.  Effective  November 18, 2002,
each Sub-account  class of Separate  Account B was consolidated  into the unit investment trust formerly named American Skandia Life
Assurance  Corporation  Variable  Account B (Class 1 Sub-accounts),  which was subsequently  renamed American Skandia Life Assurance
Corporation  Variable  Account B. Each  Sub-account  of Separate  Account B has  multiple  Unit  Prices to reflect the daily  charge deducted for each combination of the applicable  Insurance  Charge,  Distribution  Charge (when  applicable) and the charge for each optional benefit offered under Annuity  contracts  funded through  Separate  Account B. The  consolidation of Separate Account B had no impact on Annuity Owners.

We reserve the right to make  changes to the  Sub-accounts  available  under the Annuity as we determine  appropriate.  We may offer new  Sub-accounts,  eliminate  Sub-accounts,  or combine  Sub-accounts  at our sole  discretion.  We may also close  Sub-accounts to additional  Purchase  Payments on existing Annuity  contracts or close  Sub-accounts  for Annuities  purchased on or after specified dates.  We may also substitute an underlying  mutual fund or portfolio of an underlying  mutual fund for another  underlying  mutual fund or  portfolio  of an  underlying  mutual fund,  subject to our receipt of any  exemptive  relief that we are required to obtain under the Investment Company Act.  We will notify Owners of changes we make to the Sub-accounts available under the Annuity.

Values and benefits based on  allocations to the  Sub-accounts  will vary with the investment  performance of the underlying  mutual funds or fund  portfolios,  as  applicable.  We do not  guarantee  the  investment  results of any  Sub-account.  Your Account Value allocated  to the  Sub-accounts  may increase or  decrease.  You bear the entire  investment  risk.  There is no assurance  that the
Account Value of your Annuity will equal or be greater than the total of the Purchase Payments you make to us.

WHAT IS THE LEGAL STRUCTURE OF THE PORTFOLIOS?

Each  Portfolio is  registered  as an open-end  management  investment  company  under the  Investment  Company  Act.  Shares of the
Portfolios  are sold to separate  accounts of life  insurance  companies  offering  variable  annuity and  variable  life  insurance products.  The shares may also be sold directly to qualified pension and retirement plans.

VOTING RIGHTS

We are the legal  owner of the shares of the  Portfolios  in which the  Sub-accounts  invest.  However,  under SEC  rules,  you have voting rights in relation to Income Base maintained in the  Sub-accounts.  If a Portfolio  requests a vote of shareholders,  we will vote our shares based on  instructions  received from Owners with Income Base allocated to that  Sub-account.  Owners have the right to vote an amount  equal to the number of shares  attributable  to their  contracts.  If we do not receive  voting  instructions  in relation to certain  shares,  we will vote those shares in the same manner and  proportion  as the shares for which we have received instructions.  We will furnish  those  Owners who have Income Base  allocated  to a  Sub-account  whose  Portfolio  has  requested a
"proxy" vote with proxy  materials  and the necessary  forms to provide us with their voting  instructions.  Generally,  you will be asked to provide  instructions  for us to vote on matters such as changes in a fundamental  investment  strategy,  adoption of a new investment advisory agreement, or matters relating to the structure of the Portfolio that require a vote of shareholders.

American  Skandia  Trust (the  "Trust") has obtained an  exemption  from the  Securities  and Exchange  Commission  that permits its co-investment  advisers,  American Skandia Investment Services,  Incorporated  ("ASISI") and Prudential  Investments LLC, subject to approval  by the Board of  Trustees  of the  Trust,  to change  sub-advisors  for a  Portfolio  and to enter  into new  sub-advisory agreements,  without  obtaining  shareholder  approval of the changes.  This  exemption  (which is similar to exemptions  granted to other  investment  companies  that are  organized  in a similar  manner as the  Trust)  is  intended  to  facilitate  the  efficient supervision  and  management of the  sub-advisors  by ASISI,  Prudential  Investments  LLC and the Trustees.  The Trust is required, under the terms of the exemption,  to provide certain  information to shareholders  following these types of changes. We may add new
Sub-accounts  that  invest in a series of  underlying  funds  other than the Trust that is managed by an  affiliate.  Such series of funds may have a similar  order from the SEC.  You also  should  review the  prospectuses  for the other  underlying  funds in which various Sub-accounts invest as to whether they have obtained similar orders from the SEC.

MATERIAL CONFLICTS

It is possible that differences may occur between  companies that offer shares of a Portfolio to their respective  separate accounts issuing  variable  annuities  and/or  variable life insurance  products.  Differences  may also occur  surrounding the offering of a
Portfolio to variable life insurance  policies and variable  annuity  contracts that we offer.  Under certain  circumstances,  these differences  could be considered  "material  conflicts," in which case we would take necessary action to protect persons with voting rights under our variable  annuity  contracts and variable life insurance  policies  against  persons with voting rights under other insurance  companies'  variable  insurance  products.  If a "material  conflict"  were to arise between  owners of variable  annuity contracts  and variable life  insurance  policies  issued by us we would take  necessary  action to treat such persons  equitably in resolving the conflict.  "Material  conflicts"  could arise due to  differences  in voting  instructions  between owners of variable life  insurance and variable  annuity  contracts of the same or different  companies.  We monitor any potential  conflicts  that may exist.

Service Fees Payable to American Skandia
American  Skandia or our  affiliates  have  entered  into  agreements  with the  investment  adviser or  distributor  of many of the underlying  Portfolios.  Under the terms of these agreements,  American Skandia provides  administrative and support services to the
Portfolios  for which it receives a fee of up to 0.50%  (currently)  of the average  assets  allocated to the  Portfolios  under the
Annuity from the investment  advisor,  distributor  and/or the fund. Any fees payable will be consistent with the services  rendered or the expected cost savings  resulting from the  arrangement.  These  agreements may be different for each  underlying  mutual fund whose portfolios are offered as Sub-accounts.

TRANSFERS, ASSIGNMENTS OR PLEDGES

Generally,  vested rights in an Annuity may be  transferred,  assigned or pledged for loans at any time.  However,  these rights may be limited  depending  on the use of the  Annuity.  Generally,  transfers,  assignments  or pledges to another  person or entity may occur at any time prior to the death of the last  surviving  Annuitant.  We  generally  will not accept  transfers,  assignments  or pledges  after  such  death.  You must  request a transfer  or  provide  us a copy of the  assignment  in  writing.  A  transfer  or assignment is subject to our  acceptance.  Prior to receipt of this notice,  we will not be deemed to know of or be obligated  under any  assignment  prior to our receipt and acceptance  thereof.  We assume no  responsibility  for the validity or sufficiency of any assignment.

WHO DISTRIBUTES ANNUITIES OFFERED BY AMERICAN SKANDIA?

American Skandia  Marketing,  Incorporated  ("ASM"),  a wholly-owned  subsidiary of American  Skandia,  Inc., is the distributor and principal  underwriter of the securities  offered  through this  prospectus.  ASM acts as the distributor of a number of annuity and life insurance  products we offer and  co-distributor  of American Skandia Trust and American Skandia Advisor Funds,  Inc., a family of retail  mutual  funds.  ASM also acts as an  introducing  broker-dealer  through  which it  receives a portion  of the  brokerage commissions  in  connection  with  purchases  and sales of securities  held by the  portfolios  of American  Skandia Trust which are offered as underlying investment options under this Annuity.

ASM's principal business address is One Corporate Drive,  Shelton,  Connecticut 06484. ASM is registered as broker-dealer  under the
Securities Exchange Act of 1934 ("Exchange Act") and is a member of the National Association of Securities Dealers, Inc. ("NASD").

The Annuity is offered on a continuous  basis.  ASM enters into  distribution  agreements  with  broker-dealers  who are  registered under the Exchange Act and with entities that may offer the Annuity but are exempt from  registration  ("firms").  Applications  for the Annuity are solicited by registered  representatives of those firms. Such  representatives  will also be our appointed insurance agents under state insurance law.  In addition, ASM may offer the Annuity directly to potential purchasers.

Commissions  are paid to firms on sales of the Annuity  according  to one or more  schedules.  The  individual  representative  will receive a  portion  of the  compensation,  depending  on the  practice  of his or her firm.  Commissions  are  generally  based on a percentage of Purchase  Payments  made, up to a maximum of 7.0%.  Alternative  compensation  schedules are available  that provide a lower  initial  commission  plus  ongoing  annual  compensation  based on all or a portion of  Account  Value.  We may also  provide compensation  to the  distributing  firm for  providing  ongoing  service to you in relation to the Annuity.  Commissions  and other compensation paid in relation to the Annuity do not result in any additional charge to you or to the Separate Account.

In addition in an effort to promote the sale of our products  (which may include the  placement  of American  Skandia or the Annuity on the preferred or  recommended  company or product list and/or  access to the firms'  registered  representatives),  we or ASM may enter into  compensation  arrangements  with  certain  broker-dealer  firms or branches of such firms with respect to certain or all registered  representatives  of such firms under which such firms may receive  separate  compensation  or  reimbursement  for, among other things,  training of sales personnel and/or marketing  and/or  administrative  and/or other services they provide to us or our affiliates.  To the  extent  permitted  by NASD  rules  and  other  applicable  laws and  regulations,  ASM may pay or  allow  other promotional  incentives  or payments  in the form of cash or non-cash  compensation.  These  arrangements  may not be offered to all firms  and the terms of such  arrangements  may  differ  between  firms.  You  should  note that  firms  and  individual  registered representatives  and branch  managers  within some firms  participating  in one of these  compensation  arrangements  might  receive greater  compensation  for selling the Annuity than for selling a different  annuity  that is not  eligible  for these  compensation arrangements.  While  compensation  is  generally  taken into  account as an expense in  considering  the charges  applicable  to an annuity  product,  any such  compensation  will be paid by us or ASM and will not result in any  additional  charge to you.  Overall compensation  paid to the distributing  firm does not exceed,  based on actuarial  assumptions,  8.5% of the total Purchase Payments made. Your registered  representative  can provide you with more  information  about the compensation  arrangements  that apply upon the sale of the Annuity.

PERFORMANCE RELATED INFORMATION

We may advertise  certain  information  regarding the performance of the investment  options.  This  information may help you review the performance of the investment  options and provide a basis for comparison  with other  annuities.  This  information may be less useful when comparing the performance of the investment  options with other savings or investment  vehicles.  Such other investments may not provide some of the benefits of annuities,  or may not be designed for long-term  investment  purposes.  Additionally  other savings or investment vehicles may not receive the beneficial tax treatment given to annuities under the Code.

If a Sub-account  advertises its  standardized  total return,  it will usually be calculated for one year, five years,  and then ten years or some  other  relevant  periods  if the  Sub-account  has not been in  existence  for at least ten  years.  Total  return is measured by comparing  the value of an  investment in the  Sub-account  at the beginning of the relevant  period to the value of the investment at the end of the period.

If a  Sub-account  advertises  non-standard  total  returns  that  pre-date  the  inception  date  of the  Separate  Account,  these non-standard  total  returns are  calculated by assuming  that the  Sub-accounts  have been in existence for the same periods as the
Portfolios and by taking deductions for all charges equal to those currently assessed against the Sub-accounts.

Information  regarding  performance  of the Portfolios may provide a partial basis for  comparison  with other  annuities.  However, when making such a  comparison,  you should  note  whether  such other  annuities  provide  guarantees  and  features  similar to or different from those provided  pursuant to the Annuities.  Such information may only be partially  useful in comparing  Annuities to other products or investment  programs  designed to provide periodic  income.  In making any such  comparisons,  you should not only compare  features and benefits,  but should also compare risks,  charges,  tax  treatment,  and treatment of such vehicles for other purposes, such as eligibility for governmental assistance programs, bankruptcy, communal property, etc.

These  performance  measures may have only limited use when  comparing the  performance  of the  investment  options with savings or investment  vehicles  designed for  accumulation  of wealth,  rather than for immediate and on-going  income.  Such vehicles may not provide some of the benefits of immediate  annuities,  or may not be designed  for income  purposes.  Additionally,  such savings or investment vehicles may not be treated like immediate annuities under the Internal Revenue Code.

Some of the  underlying  Portfolios  existed  prior to the  inception  of these  Sub-accounts.  Performance  quoted  in  advertising regarding  such  Sub-accounts  may indicate  periods during which the  Sub-accounts  have been in existence but prior to the initial offering of the Annuities,  or periods during which the underlying  Portfolios  have been in existence,  but the  Sub-accounts  have not. Such hypothetical  historical  performance is calculated using the same assumptions  employed in calculating actual performance since inception of the  Sub-accounts.  Hypothetical  historical  performance of the underlying  Portfolios prior to the existence of the Sub-accounts may only be presented as Non-standard Total Returns.

We may advertise the  performance  of money  market-type  Sub-accounts  using a measure of the "current and  effective  yield".  The current yield of a money  market-type  Sub-account  is  calculated  based upon the previous  seven-day  period ending on the date of calculation.  The effective yield of a money  market-type  Sub-account  reflects the  reinvestment of net income earned daily on the assets of such a Sub-account.  The current and effective yields reflect the Insurance  Charge deducted  against the Sub-account.  In a low interest  rate  environment,  yields for money  market-type  Sub-accounts,  after  deduction of the Insurance  Charge,  may be negative even though the yield (before  deducting the Insurance  Charge) is positive.  Current and effective yield  information will fluctuate.  This  information  may not provide a basis for  comparisons  with  deposits in banks or other  institutions  which pay a fixed yield over a stated period of time, or with investment  companies  which do not serve as underlying  mutual funds for variable annuities and/or do not have additional asset-based charges deducted for the insurance protection provided by the Annuity.

Performance  information on the Sub-accounts is based on past performance only and is not an indication or  representation of future performance.  Performance of the Sub-accounts is not fixed.  Actual  performance  will depend on the type,  quality and, for some of the  Sub-accounts,  the maturities of the investments held by the Portfolios and upon prevailing  market conditions and the response of the  Portfolios  to such  conditions.  Actual  performance  will also depend on changes in the expenses of the  Portfolios.  Such changes are reflected,  in turn, in the Sub-accounts,  which invest in such Portfolio.  In addition,  the amount of charges assessed against each Sub-account will affect performance.

Advertisements  we distribute may also compare the  performance of our  Sub-accounts  with: (a) certain  unmanaged  market  indices, including but not limited to the Dow Jones Industrial  Average,  the Standard & Poor's 500, the NASDAQ 100, the Shearson Lehman Bond
Index,  the Frank Russell  non-U.S.  Universal Mean, the Morgan Stanley  Capital  International  Index of Europe,  Asia and Far East
Funds, and the Morgan Stanley Capital  International World Index; and/or (b) other management  investment  companies with investment objectives  similar to the mutual fund or portfolio  underlying the  Sub-accounts  being compared.  This may include the performance ranking assigned by various publications,  including but not limited to the Wall Street Journal,  Forbes,  Fortune, Money, Barron's,
Business Week, USA Today and  statistical  services,  including but not limited to Lipper  Analytical  Services Mutual Funds Survey,
Lipper Annuity and Closed End Survey,  the Variable  Annuity Research Data Survey,  SEI, the Morningstar  Mutual Fund Sourcebook and
the Morningstar Variable Annuity/Life Sourcebook.

American Skandia Life Assurance  Corporation may advertise its rankings and/or ratings by independent  financial  ratings  services.
Such  rankings  may help you in  evaluating  our  ability to meet our  obligations  in relation to paying  fixed  Annuity  Payments, guarantee a minimum  level of Annuity  Payments or administer  Annuities.  Such rankings and ratings do not reflect or relate to the performance of Separate Account B.

Illustrations:  You may be  provided a  hypothetical  illustration  of how an Annuity  may  perform,  based on your age,  gender,  a proposed  Premium,  etc. WE DO NOT  GUARANTEE  THAT ANY ANNUITY  WILL PERFORM AS  ILLUSTRATED.  Any such  illustration  is not valid unless  preceded by or accompanied  by this  Prospectus.  No  illustration  is valid unless it includes  examples of how the Annuity would perform  assuming Net  Investment  Performance  both at a rate of zero and at the  Benchmark  Rate in addition to any examples assuming some other interest rate. In addition,  no illustration  is valid if it projects  hypothetical  Net Investment  Performance in the future in excess of 12% per year.When  applicable,  an illustration  would indicate any joint Owner and the age and gender of any joint  Annuitant.  Values may be expressed  as a percentage  of the Premium.  In addition to the Annuity  Payment  Amounts,  the following  values may be  illustrated:  Cash Value;  alternative  taxable  income,  (the income needed from an  investment  taxed at ordinary  income  rates to which the  exclusionary  rules of the Code would not apply to achieve  the same  after tax  income);  the effective rate of return (the yield,  assuming payment of the Cash Value as of the date illustrated);  the cumulative return to-date
(the total amount paid, assuming payment of the Lump Sum Alternative as of the date illustrated).

Unless otherwise  permitted by law or regulation,  performance  information is shown based on an assumed premium,  age and gender of an annuitant,  an assumed  issue date and annuity  date,  etc.  Unless the annuity  issued  exactly  matches the  assumptions  used,
                                                                                            -------
performance  information  cannot exactly match how an annuity you owned or might have owned would have performed.  Illustrations may be provided on paper,  and may be provided in color.  Illustrations  may be provided in a format  other than on paper.  For example, we may provide illustrations for presentation on a computer screen or in a video format.

FINANCIAL STATEMENTS
The financial  statements of the separate account and American  Skandia Life Assurance  Corporation are included in the Statement of
Additional Information.

HOW TO CONTACT US

You can contact us by:
|X|      calling our Customer  Service Team at  1-800-752-6342  during our normal  business  hours,  8:30 a.m. EST to 8:00 p.m. EST,
       Monday through Friday, or Skandia's telephone automated response system at  1-800-766-4530.
|X|      writing  to us via  regular  mail at  American  Skandia  -  Variable  Annuities,  P.O.  Box 7040,  Bridgeport,  Connecticut
       06601-7040 OR for express mail American Skandia - Variable  Annuities,  Once Corporate  Drive,  Shelton,  Connecticut  06484.
       NOTE: Failure to send mail to the proper address may result in a delay in our receiving and processing your request.
|X|      sending an email to service@.prudential.com; or visiting our Internet Website at www.americanskandia.prudential.com.
                             -----------------------
|X|      accessing information about your Annuity through our Internet Website at www.americanskandia.prudential.com.

You can obtain account  information by calling our automated response system,  through Skandia's telephone automated response system and at  www.americanskandia.prudential.com,  our Internet Website.  Our Customer Service  representatives  are also available during business  hours to provide you with  information  about your account.  You can request  certain  transactions  through our telephone voice response system,  our Internet  Website or through a customer  service  representative.  You can provide  authorization  for a third party,  including  your  attorney-in-fact  acting  pursuant to a power of attorney,  to access your  account  information  and perform certain  transactions on your account.  You will need to complete a form provided by us which identifies those  transactions that you wish to authorize via telephonic  and electronic  means and whether you wish to authorize a third party to perform any such transactions.  Please note that unless you tell us otherwise,  we deem that all  transactions  that are directed by your  investment professional  with respect to your Annuity have been  authorized by you. We require that you or your  representative  provide proper identification  before  performing  transactions  over the  telephone or through our Internet  Website.  This may include a Personal
Identification  Number  (PIN) that will be provided  to you upon issue of your  Annuity or you may  establish  or change your PIN by calling our automated  response system and at  www.americanskandia.prudential.com,  our Internet  Website.  Any third party that you authorize to perform financial transactions on your account will be assigned a PIN for your account.

Transactions  requested  via  telephone are recorded.  To the extent  permitted by law, we will not be  responsible  for any claims, loss,  liability or expense in connection with a transaction  requested by telephone or other  electronic  means if we acted on such transaction  instructions  after following  reasonable  procedures to identify those persons  authorized to perform  transactions on your  Annuity  using  verification  methods  which may  include a request  for your  Social  Security  number,  PIN or other form of electronic  identification.  We may be liable for losses due to  unauthorized  or fraudulent  instructions if we did not follow such procedures.

American Skandia does not guarantee access to telephonic,  facsimile,  Internet or any other electronic  information or that we will be able to accept  transaction  instructions  via such means at all times.  Regular  and/or  express  mail will be the only means by which we will accept  transaction  instructions when telephonic,  facsimile,  Internet or any other electronic means are unavailable or delayed.  American  Skandia  reserves the right to limit,  restrict or  terminate  telephonic,  facsimile,  Internet or any other electronic transaction privileges at any time.

INDEMNIFICATION

Insofar as  indemnification  for  liabilities  arising under the Securities Act of 1933 (the  "Securities  Act") may be permitted to directors,  officers or persons  controlling the registrant pursuant to the foregoing  provisions,  the registrant has been informed that in the opinion of the SEC such  indemnification  is against  public policy as expressed in the  Securities Act and is therefore unenforceable.

LEGAL PROCEEDINGS
As of the date of this  Prospectus,  American  Skandia and its affiliates are not involved in any legal  proceedings  outside of the ordinary course of business.  American  Skandia and its affiliates are involved in pending and threatened  legal  proceedings in the normal course of its business,  however,  we do not anticipate that the outcome of any such legal  proceedings  will have a material adverse  affect on the  Separate  Account,  or American  Skandia's  ability to meet its  obligations  under the  Annuity,  or on the distribution of the Annuity.

CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The following are the contents of the Statement of Additional Information:

General Information Regarding American Skandia Life Assurance Corporation
American Skandia Life Assurance Corporation Variable Account B
Principal Underwriter/Distributor
Unit Price Determinations
Voting Rights
Modification
Deferral of Transactions
Misstatement of Age or Sex
Ending of Offer
Experts
Legal Experts
Financial Statements

                                               THIS PAGE IS INTENTIONALLY LEFT BLANK.

                               APPENDIX A - CONDENSED FINANCIAL INFORMATION ABOUT SEPARATE ACCOUNT B

The Unit Prices and number of Units in the  Sub-accounts  that commenced  operations  prior to January 1, 2004 are shown below.  All or some of these  Sub-accounts were available during the periods shown as investment  options for other variable  annuities we offer pursuant  to  different  prospectuses.  The  Insurance  Charge  assessed  against  the  Sub-accounts  under the terms of those other variable  annuities  are the same as the charges  assessed  against such  Sub-accounts  under the Annuity  offered  pursuant to this
Prospectus.

Unit Prices And Numbers Of Units:  The following table shows:  (a) the Unit Price,  as of the dates shown,  for Units in each of the
Sub-accounts  of  Separate  Account B that  commenced  operations  prior to January 1, 2004 and are being  offered  pursuant to this
Prospectus  or which we offer  pursuant  to  certain  other  prospectuses;  and (b) the  number  of Units  outstanding  in each such
Sub-account as of the dates shown.  The year in which  operations  commenced in each such  Sub-account is noted in  parentheses.  To the  extent a  Sub-account  commenced  operations  during a  particular  calendar  year,  the Unit Price as of the end of the period reflects  only the partial year results from the  commencement  of  operations  until  December  31st of the  applicable  year.  The portfolios in which a particular  Sub-account  invests may or may not have commenced  operations  prior to the date such Sub-account commenced operations.  The initial offering price for each Sub-account was $10.00.

         Year Ended December 31,
-------------------------------------------------------------------------------------------------------------
                                  2003                2002                 2001                 2000
                                                                                        ---------------------
-------------------------------------------------------------------------------------------------------------
AST Strong
International Equity 1
(1989)
Unit Price                              $7.13                  5.53                6.86                 8.99
Number of Units                       362,254               153,652             136,976               33,897
                           ----------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
AST William Blair
International Growth 2
(1997)
Unit Price                             $14.32                 10.35               14.10                18.68
Number of Units                     1,166,396                 7,064               5,277                6,782
                           ----------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
AST American Century
International Growth
(1997)
Unit Price                              $6.93                  5.62                7.06                 9.84
Number of Units                       308,238                73,893              60,129               32,368
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
AST DeAM International
Equity 3
(1994)
Unit Price                              $5.86                  4.43                5.41                 8.08
Number of Units                        91,736                32,967              29,954               20,311
                           ----------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
AST MFS Global Equity
(1999)
Unit Price                              $9.40                  7.48                8.64                 9.72
Number of Units                       123,219                46,925              49,536               23,151

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
AST PBHG Small-Cap
Growth 4
(1994)
Unit Price                             $17.38                 12.12               18.70                20.25
Number of Units                       145,364                 6,331               2,439                  978
-------------------------------------------------------------------------------------------------------------
AST DeAM Small-
Cap Growth 5
(1999)
Unit Price                              $6.86                  4.71                6.48                 9.17
Number of Units                       258,089                44,611              41,602               35,743
-------------------------------------------------------------------------------------------------------------

                           Year Ended December 31,
-------------------------------------------------------------------------------------------------------------
                                  2003                 2002                2001                 2000
                                                                                        ---------------------
-------------------------------------------------------------------------------------------------------------
AST Federated
Aggressive Growth
(2000)
Unit Price                               $8.33                 4.98                7.12                 9.08
Number of Units                        859,909               25,040              10,912                  243
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
AST Goldman Sachs Small-
Cap Value 6
(1998)
Unit Price                              $17.29                12.41               13.65                12.58
Number of Units                         35,022               41,406              40,847               14,220
                           ----------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
AST Gabelli Small-Cap
Value 7
(1997)
Unit Price                                                    10.79               12.06                11.41
Number of Units                         $14.47               66,744              33,608               15,339
                                       962,965
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
AST DeAM Small-Cap
Value 8
(2002)
Unit Price                              $10.89                 7.69                   -                    -
Number of Units                        131,066                  124                   -                    -
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
AST Goldman Sachs Mid-
Cap Growth 9
(2000)
Unit Price                               $3.87                 2.98                4.15                 7.03
Number of Units                      1,535,565               28,812              17,882                2,473
                           ----------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
AST Neuberger Berman
Mid-Cap Growth 10
(1994)
Unit Price                               $6.23                 4.83                7.11                 9.71
Number of Units                        371,267               56,712              51,711               36,882
                           ----------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
AST Neuberger Berman
Mid-Cap Value 11
(1993)
Unit Price                              $13.82                10.26               11.62                12.13
Number of Units                        781,348               69,657              56,219               16,574
                           ----------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
AST Alger All-Cap Growth
(2000)
Unit Price                               $6.06                 4.53                7.14                 8.68
Number of Units                        200,264               61,001              56,649               30,915
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
AST Gabelli All-Cap
Value
(2000)
Unit Price                              $10.21                 7.61                9.72                10.07
Number of Units                        140,873               38,982              26,857               12,895
-------------------------------------------------------------------------------------------------------------
AST T. Rowe Price
Natural Resources
(1995)
Unit Price                              $13.75                10.42               11.18                11.24
Number of Units                         75,013                4,994               1,879                  -0-
-------------------------------------------------------------------------------------------------------------

                           Year Ended December 31,
-------------------------------------------------------------------------------------------------------------
                                   2003                2002                2001                 2000
                                                                                        ---------------------
-------------------------------------------------------------------------------------------------------------
AST Alliance Growth 12
(1996)
Unit Price                                $5.93                4.86                7.12                 8.46
Number of Units                         263,698             106,056             106,762               97,356

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
AST MFS Growth
(1999)
Unit Price                                $6.44                5.31                7.48                 9.68
Number of Units                         893,170             112,701              47,656                3,089
-------------------------------------------------------------------------------------------------------------
                           ----------------------------------------------------------------------------------
AST Marsico Capital
Growth
(1997)
Unit Price                                $8.46                6.50                7.80                10.09
Number of Units                       4,075,719             228,033             182,904              114,992
                           ----------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
AST Goldman Sachs
Concentrated Growth 13
(1992)
Unit Price                                $4.57                3.69                5.33                 7.90
Number of Units                         604,491             405,437             404,404              235,747
                           ----------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
AST DeAM Large-Cap
Growth 8
(2002)
Unit Price                               $10.02                   -                   -                    -
Number of Units                          52,491                   -                                        -
                           ----------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
AST DeAM Large-Cap
Value 14
(2000)
Unit Price                                $9.58                7.67                9.17                 9.83
Number of Units                          85,554               7,126               1,696                  442
                           ----------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
AST Alliance/Bernstein
Growth + Value
(2001)
Unit Price                                $8.89                7.14                9.64                    -
Number of Units                         137,293              37,810                 -0-                    -
                           ----------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
AST Sanford Bernstein
Core Value
(2001)
Unit Price                               $10.91                8.61               10.05                    -
Number of Units                         453,569              82,054              18,453                    -
                           -------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
AST Cohen & Steers
Realty
(1998)
Unit Price                               $16.17               11.91               11.75                11.57
Number of Units                         149,582              25,464              16,487               16,557
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
AST Sanford Bernstein
Managed Index 500 15
(1998)
Unit Price                                $8.28                6.59                8.41                 9.46
Number of Units                         554,156              90,506              39,414                9,941
-------------------------------------------------------------------------------------------------------------

                           Year Ended December 31,
-------------------------------------------------------------------------------------------------------------
                                   2003                2002                2001                 2000
                                                                                        ---------------------
-------------------------------------------------------------------------------------------------------------
AST American Century
Income & Growth 16
(1997)
Unit Price                                $8.52                6.70                8.47                 9.36
Number of Units                         339,653             124,168             113,372               70,887
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
AST Alliance Growth
and Income 17
(1992)
Unit Price                               $10.25                7.84               10.35                10.53
Number of Units                       3,076,626             142,152             205,232               34,439
-------------------------------------------------------------------------------------------------------------
                           ----------------------------------------------------------------------------------
AST MFS Growth with
Income
(1999)
Unit Price                                $7.83                6.52                8.42                10.09
Number of Units                         151,265              18,434              18,030                1,919
-------------------------------------------------------------------------------------------------------------
                           ----------------------------------------------------------------------------------
AST INVESCO Capital
Income 18
(1994)
Unit Price                                $8.99                7.59                9.31                10.32
Number of Units                         204,589              44,419              44,212                8,596
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
AST DeAM Global
Allocation 19
(1993)
Unit Price                                $8.71                7.38                8.84                10.14
Number of Units                          61,801              34,451              38,208               30,678
-------------------------------------------------------------------------------------------------------------
                           ----------------------------------------------------------------------------------
AST American Century
Strategic Balanced
(1997)
Unit Price                                $9.81                8.36                9.38                 9.87
Number of Units                         115,095               5,490               4,905                1,725
                           ----------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
AST T. Rowe Price
Asset Allocation
(1994)
Unit Price                               $10.37                8.47                9.52                10.12
Number of Units                         222,150              13,799              13,152                2,412
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
AST T. Rowe Price
Global Bond 20
(1994)
Unit Price                               $13.73               12.32               10.84                10.70
Number of Units                         289,862              36,987              16,390                  -0-
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
AST Federated High
Yield
(1994)
Unit Price                               $10.99                9.16                9.27                 9.37
Number of Units                         906,947              73,614              45,297               12,929
                           ----------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
AST Lord Abbett
Bond-Debenture
(2000)
Unit Price                               $11.98               10.22               10.30                10.13
Number of Units                         814,135              43,077              16,628                  425
-------------------------------------------------------------------------------------------------------------

                           Year Ended December 31,
------------------------------------------------------------------------------------------------------------
                                  2003               2002                 2001                 2000
------------------------------------------------------------------------------------------------------------
AST DeAM Bond
(2002)
Unit Price                             $10.95               10.68                    -                    -
Number of Units                        17,086               3,479                    -                    -
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
AST PIMCO Total
Return Bond
(1994)
Unit Price                             $13.23               12.72                11.80                10.97
Number of Units                     2,301,863             362,294              275,317               37,918
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
AST PIMCO Limited
Maturity Bond
(1995)
Unit Price                             $12.08               11.85                11.29                10.59
Number of Units                       956,856             328,286              112,948                1,940
------------------------------------------------------------------------------------------------------------
AST Money Market
(1992)
Unit Price                             $10.51               10.57                10.57                10.32
Number of Units                     1,245,396             403,604              179,509               29,567

Gartmore Variable
Investment Trust - GVIT
Developing Markets 21
(1996)
Unit Price                             $10.59                6.71                 7.53                 8.19
Number of Units                       122,136               6,530                6,555                3,293

Wells Fargo Variable
Trust - Equity Value
(1998)
Unit Price                              $9.10                7.34                 9.79                10.59
Number of Units                         1,838                 246                1,095                  327
------------------------------------------------------------------------------------------------------------
Wells Fargo Variable
Trust - Equity Income
(1999)
Unit Price                             $15.79               12.67                15.89                17.01
Number of Units                        10,586               1,063                1,992                  -0-

Rydex Variable Trust -
Nova
(1999)
Unit Price                                  -                   -                 6.59                 8.73
Number of Units                             -                   -                  517               22,973
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
Rydex Variable Trust -
Ursa
(1999)
Unit Price                                  -                   -                12.43                10.94
Number of Units                             -                   -                  -0-                  -0-
------------------------------------------------------------------------------------------------------------

                           Year Ended December 31,
------------------------------------------------------------------------------------------------------------
                                  2003               2002                 2001                 2000
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
Rydex Variable Trust -
OTC
(1999)
Unit Price                              $3.89                2.71                 4.49                 7.01
Number of Units                         4,672              17,194               21,091               51,764

INVESCO VIF -
Dynamics
(1999)
Unit Price                              $6.22                4.57                 6.80                 9.99
Number of Units                       137,600              18,808               15,825               22,264
------------------------------------------------------------------------------------------------------------
INVESCO VIF -
Technology
(1999)
Unit Price                              $3.21                2.24                 4.27                 7.98
Number of Units                        42,720              30,448               35,767               25,984
------------------------------------------------------------------------------------------------------------
INVESCO VIF -
Health Sciences
(1999)
Unit Price                             $10.68                8.46                11.35                13.14
Number of Units                        59,116              19,405               27,104               32,969
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
INVESCO VIF -
Financial Services
(1999)
Unit Price                             $11.85                9.26                11.02                12.38
Number of Units                        48,538               7,204                8,536                9,786
------------------------------------------------------------------------------------------------------------
INVESCO VIF -
Telecommunications
(1999)
Unit Price                              $2.36                1.78                 3.66                 8.05
Number of Units                        51,179              26,718               16,854               20,235

Evergreen VA -
International Equity 22
(1999)
Unit Price                                  -                6.70                 8.51                 9.96
Number of Units                             -               6,031               12,525                  350
------------------------------------------------------------------------------------------------------------
Evergreen VA -
Special Equity
(1999)
Unit Price                              $9.16                6.10                 8.49                 9.35
Number of Units                        69,344               5,427                5,085                  -0-
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
Evergreen VA - Omega
(2001)
Unit Price                              $9.21                   -                 9.04                    -
Number of Units                        15,743                   -                  -0-                    -

------------------------------------------------------------------------------------------------------------

                           Year Ended December 31,
------------------------------------------------------------------------------------------------------------
                                  2003               2002                 2001                 2000
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
ProFund VP - Europe 30
(1999)
Unit Price                              $7.00                5.11                 6.97                 9.30
Number of Units                        75,543               2,539                7,317                  -0-
------------------------------------------------------------------------------------------------------------
ProFund VP - Asia 30
(2002)
Unit Price                             $12.66                   -                    -                    -
Number of Units                        47,272                   -                    -                    -
------------------------------------------------------------------------------------------------------------
ProFund VP - Japan 30
(2002)
Unit Price                              $9.09                   -                    -                    -
Number of Units                        28,579                   -                    -                    -
------------------------------------------------------------------------------------------------------------
ProFund VP - Banks
(2002)
Unit Price                             $10.97                   -                    -                    -
Number of Units                         8,886                   -                    -                    -
------------------------------------------------------------------------------------------------------------
ProFund VP - Basic
Materials
(2002)
Unit Price                             $11.02                   -                    -                    -
Number of Units                        53,759                   -                    -                    -
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
ProFund VP -Biotechnology
(2001)
Unit Price                              $7.14                5.17                 8.38                    -
Number of Units                        20,329                 460                3,279                    -
------------------------------------------------------------------------------------------------------------
ProFund VP -
Consumer Cyclical
(2002)
Unit Price                              $9.10                   -                    -                    -
Number of Units                        13,935                   -                    -                    -
------------------------------------------------------------------------------------------------------------
ProFund VP - Consumer
Non-Cyclical
(2002)
Unit Price                              $9.71                   -                    -                    -
Number of Units                         3,821                   -                    -                    -
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
ProFund VP -Energy
(2001)
Unit Price                              $9.10                   -                 9.20                    -
Number of Units                        50,155                   -                  -0-                    -
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
ProFund VP - Financial
(2001)
Unit Price                              $9.88                7.76                 9.23                    -
Number of Units                        32,283               3,258                8,154                    -
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
ProFund VP -Healthcare
(2001)
Unit Price                              $8.29                7.15                 9.37                    -
Number of Units                        23,591               1,235                2,564                    -
------------------------------------------------------------------------------------------------------------

                           Year Ended December 31,
------------------------------------------------------------------------------------------------------------
                                  2003               2002                 2001                 2000
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
ProFund VP - Industrial
(2002)
Unit Price                             $10.08                   -                    -                    -
Number of Units                        11,186                   -                    -                    -
------------------------------------------------------------------------------------------------------------
ProFund VP - Internet
(2002)
Unit Price                             $15.10                   -                    -                    -
Number of Units                         8,287                   -                    -                    -
------------------------------------------------------------------------------------------------------------
ProFund VP -
Pharmaceuticals
(2002)
Unit Price                              $8.95                   -                    -                    -
Number of Units                        24,743                   -                    -                    -
------------------------------------------------------------------------------------------------------------
ProFund VP - Precious
Metals
(2002)
Unit Price                             $13.38                9.73                    -                    -
Number of Units                        89,687               1,179                    -                    -
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
ProFund VP - Real Estate
(2001)
Unit Price                             $14.00               10.65                10.78                    -
Number of Units                        18,355               2,230                2,306                    -
------------------------------------------------------------------------------------------------------------
ProFund VP -
Semiconductor
(2002)
Unit Price                              $9.58                   -                    -                    -
Number of Units                        17,621                   -                    -                    -
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
ProFund VP - Technology
(2001)
Unit Price                              $5.00                   -                 5.92                    -
Number of Units                        74,180                   -               12,704                    -
------------------------------------------------------------------------------------------------------------
ProFund VP -
Telecommunications
(2001)
Unit Price                              $4.41                   -                 7.11                    -
Number of Units                        30,179                   -                  -0-                    -
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
ProFund VP - Utilities
(2001)
Unit Price                              $7.32                6.11                 8.13                    -
Number of Units                        18,902                 491                  -0-                    -
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
ProFund VP - Bull
(2002)
Unit Price                              $9.91                   -                    -                    -
Number of Units                       394,427                   -                    -                    -
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
ProFund VP - Bear
(2001)
Unit Price                             $10.26               13.78                11.55                    -
Number of Units                        28,299               2,012                  -0-                    -
------------------------------------------------------------------------------------------------------------

                           Year Ended December 31,
------------------------------------------------------------------------------------------------------------
                                  2003               2002                 2001                 2000
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
ProFund VP -UltraBull 23
(2001)
Unit Price                              $7.13                4.72                 7.48                    -
Number of Units                        56,257               2,988                  -0-                    -
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
ProFund VP - OTC
(2001)
Unit Price                              $5.07                   -                 5.77                    -
Number of Units                       257,947                   -                  -0-                    -
------------------------------------------------------------------------------------------------------------
ProFund VP - Short OTC
(2002)
Unit Price                              $6.83               11.03                    -                    -
Number of Units                        40,617                 934                    -                    -
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
ProFund VP - UltraOTC
(1999)
Unit Price                              $0.77                   -                 1.25                 4.06
Number of Units                       890,270                   -               58,556                3,787
------------------------------------------------------------------------------------------------------------
ProFund VP - Mid-Cap
Value
(2002)
Unit Price                             $10.30                   -                    -                    -
Number of Units                        59,964                   -                    -                    -
------------------------------------------------------------------------------------------------------------
ProFund VP - Mid-Cap
Growth
(2002)
Unit Price                              $9.75                   -                    -                    -
Number of Units                        24,107                   -                    -                    -
------------------------------------------------------------------------------------------------------------
ProFund VP -
UltraMid-Cap
(2002)
Unit Price                              $9.62                   -                    -                    -
Number of Units                        34,556                   -                    -                    -
------------------------------------------------------------------------------------------------------------
ProFund VP -
Small-Cap Value
(2002)
Unit Price                              $9.46                   -                    -                    -
Number of Units                       105,751                   -                    -                    -
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
ProFund VP -
Small-Cap Growth
(2002)
Unit Price                             $10.23                   -                    -                    -
Number of Units                        65,882                   -                    -                    -

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
ProFund VP -
UltraSmall-Cap 24
(1999)
Unit Price                              $9.49                4.82                 8.50                 9.32
Number of Units                        60,051                 953                  -0-                3,174
------------------------------------------------------------------------------------------------------------

                           Year Ended December 31,
------------------------------------------------------------------------------------------------------------
                                  2003               2002                 2001                 2000
------------------------------------------------------------------------------------------------------------
ProFund VP - U.S.
Government Plus
(2002)
Unit Price                             $11.15               11.59                    -                    -
Number of Units                        20,058               1,005                    -                    -
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
ProFund VP - Rising
Rates Opportunity
(2002)
Unit Price                              $7.61                   -                    -                    -
Number of Units                        78,428                   -                    -                    -

First Trust(R)10
Uncommon Values
(2000)
Unit Price                              $3.99                2.95                 4.73                 7.44
Number of Units                        22,064              23,080               31,543               32,451
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
Target Managed VIP
(1999)
Unit Price                                                      -                    -                    -
Number of Units                                                 -                    -                    -
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
The Dow DARTSM 10
(1999)
Unit Price                                                      -                    -                    -
Number of Units                                                 -                    -                    -
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
Global Target 15
(1999)
Unit Price                                                      -                    -                    -
Number of Units                                                 -                    -                    -
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
S&P Target 24
(1999)
Unit Price                                                      -                    -                    -
Number of Units                                                 -                    -                    -
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
Nasdaq Target 15
(1999)
Unit Price                                                      -                    -                    -
Number of Units                                                 -                    -                    -
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
Value Line(R)- Target
25 (1999)
Unit Price                                                      -                    -                    -
Number of Units                                                 -                    -                    -

Prudential - SP Jennison
International
Growth
(2001)
Unit Price                              $7.75                5.64                 7.40                    -
Number of Units                        18,435               1,341                  -0-                    -
------------------------------------------------------------------------------------------------------------

1.       Effective December 10, 2001, Strong Capital  Management,  Inc. became Sub-advisor of the Portfolio.  Effective December 10,
     2001,  Strong  Capital  Management,  Inc.  became  Sub-advisor  of the  Portfolio.  Prior to December  10,  2001, A I M Capital
     Management,  Inc. served as Sub-advisor of the Portfolio,  then named "AST AIM International  Equity." Between October 15, 1996
     and May 3,  1999,  Putnam  Investment  Management,  Inc.  served as  Sub-advisor  of the  Portfolio,  then  named  "AST  Putnam
     International  Equity." Prior to October 15, 1996,  Seligman  Henderson Co. served as Sub-advisor of the Portfolio,  then named
     "Seligman Henderson International Equity Portfolio."
2.       Effective November 11, 2002,  William Blair & Company,  L.L.C.  became Sub-advisor of the Portfolio.  Prior to November 11,
     2002, Janus Capital Corporation served as Sub-advisor of the Portfolio, then named "AST Janus Overseas Growth."
3.       This  Portfolio  reflects the  addition of the net assets of the AST American  Century  International  Growth  Portfolio II
     ("Portfolio II") as a result of the merger between the Portfolio and Portfolio II.
4.       Effective  May 1, 2002,  Deutsche  Asset  Management,  Inc.  became  Sub-advisor  of the  Portfolio.  Prior to May 1, 2002,
     Founders Asset Management,  Inc. served as Sub-advisor of the Portfolio,  then named "AST Founders  Passport." Prior to October
     15, 1996,  Seligman Henderson Co. served as Sub-advisor of the Portfolio,  then named "Seligman  Henderson  International Small
     Cap Portfolio."
5.       Effective  September 17, 2001, Pilgrim Baxter & Associates,  Ltd. became  Sub-advisor of the Portfolio.  Prior to September
     17, 2001, Janus Capital  Corporation served as Sub-advisor of the Portfolio,  then named "AST Janus Small-Cap Growth." Prior to
     December 31, 1998,  Founders  Asset  Management,  LLC served as  Sub-advisor of the  Portfolio,  then named  "Founders  Capital
     Appreciation Portfolio."
6.       Effective December 10, 2001,  Deutsche Asset Management,  Inc. became  Sub-advisor of the Portfolio.  Prior to December 10,
     2001,  Zurich Scudder  Investments,  Inc.  served as Sub-advisor of the  Portfolio,  then named "AST Scudder  Small-Cap  Growth
     Portfolio".  Prior to May 1, 2001, the Portfolio was named "AST Kemper Small-Cap Growth Portfolio."
7.       Effective May 1, 2001,  Goldman Sachs Asset  Management  became  Sub-advisor of the Portfolio.  Prior to May 1, 2001, Lord,
     Abbett & Co. served as Sub-advisor of the Portfolio, then named "AST Lord Abbett Small Cap Value.
8.       Effective  October 23, 2000,  GAMCO  Investors,  Inc.  became  Sub-advisor of the Portfolio.  Prior to October 23, 2000, T.
     Rowe Price  Associates,  Inc.  served as  Sub-advisor  of the  Portfolio,  then named "AST T. Rowe Price  Small  Company  Value
     Portfolio."
9.       Effective  November 11, 2002,  Goldman Sachs Asset Management  became  Sub-advisor of the Portfolio.  Prior to November 11,
     2002, Janus Capital Corporation served as Sub-advisor of the Portfolio, then named "AST Janus Mid-Cap Growth."
10.      Effective May 1, 1998,  Neuberger  Berman  Management,  Inc.  became  Sub-advisor of the  Portfolio.  Prior to May 1, 1998,
     Berger Associates, Inc. served as Sub-advisor of the Portfolio, then named "Berger Capital Growth Portfolio."
11.      Effective May 1, 1998,  Neuberger  Berman  Management,  Inc.  became  Sub-advisor of the  Portfolio.  Prior to May 1, 1998,
     Federated Investment Counseling served as Sub-advisor of the Portfolio, then named "Federated Utility Income Portfolio."
12.      Effective May 1, 2000,  Alliance Capital  Management,  L.P. became Sub-advisor of the Portfolio.  Between December 31, 1998 and May 1, 2000,  OppenheimerFunds,  Inc. served as Sub-advisor of the Portfolio,  then named "AST Oppenheimer Large-Cap Growth
     Portfolio." Prior to December 31, 1998,  Robertson,  Stephens & Company  Investment  Management,  L.P. served as Sub-advisor of the Portfolio, then named "Robertson Stephens Value + Growth Portfolio."
13.      Effective  November 11, 2002,  Goldman Sachs Asset Management  became  Sub-advisor of the Portfolio.  Prior to November 11,
     2002, Janus Capital Corporation served as Sub-advisor of the Portfolio, then named "AST JanCap Growth."
14.      Effective May 1, 2002,  Deutsche Asset Management,  Inc. became  Sub-advisor of the Portfolio.  Prior to May 1, 2002, Janus
     Capital Corporation served as Sub-advisor of the Portfolio, then named "AST Janus Strategic Value."
15.      Effective  May 1, 2000,  Sanford C.  Bernstein & Co.,  Inc.  became  Sub-advisor  of the  Portfolio.  Prior to May 1, 2000,
     Bankers Trust Company served as Sub-advisor of the Portfolio, then named "AST Bankers Trust Managed Index 500 Portfolio."
16.      Effective May 3, 1999, American Century Investment  Management,  Inc. became Sub-advisor of the Portfolio.  Between October
     15, 1996 and May 3, 1999, Putnam  Investment  Management,  Inc. served as Sub-advisor of the Portfolio,  then named "AST Putnam
     Value Growth & Income."
17.      Effective May 1, 2000,  Alliance  Capital  Management,  L.P.  became  Sub-advisor of the  Portfolio.  Prior to May 1, 2000,
     Lord, Abbett & Co. served as Sub-advisor of the Portfolio, then named "AST Lord Abbett Growth and Income Portfolio."
18.      Effective July 1, 2002, the AST INVESCO Equity Income portfolio changed its name to AST INVESCO Capital Income.
19.      Effective May 1, 2002,  Deutsche Asset Management,  Inc. became  Sub-advisor of the Portfolio.  Prior to May 1, 2002, A I M
     Capital  Management,  Inc. served as Sub-advisor of the Portfolio,  then named "AST AIM Balanced." Between October 15, 1996 and
     May 3, 1999,  Putnam  Investment  Management,  Inc. served as Sub-advisor of the Portfolio,  then named "AST Putnam  Balanced."
     Prior to October 15, 1996, Phoenix  Investment  Counsel,  Inc. served as Sub-advisor of the Portfolio,  then named "AST Phoenix
     Balanced Asset Portfolio."
20.      Effective August 8, 2000, T. Rowe Price  International,  Inc. became  Sub-advisor of the Portfolio.  Effective May 1, 2000, the name of the  Portfolio  was changed to the "AST T. Rowe Price  Global  Bond".  Effective  May 1, 1996,  Rowe  Price-Fleming
     International,  Inc.  became  Sub-advisor of the Portfolio.  Prior to May 1, 1996,  Scudder,  Stevens & Clark,  Inc.  served as
     Sub-advisor of the Portfolio, then named "AST Scudder International Bond Portfolio."
21.      Effective June 20, 2003,  pursuant to a shareholder vote, the Emerging Markets portfolio of Montgomery  Variable Series was reorganized into the Developing  Markets  portfolio of Gartmore  Variable  Investment  Trust. The Montgomery  Variable Series -
     Emerging Markets portfolio no longer exists.
22.      Effective December 5, 2003, pursuant to a shareholder  approval,  the Evergreen VA Global Leaders Portfolio merged into the
     Evergreen VA International Equity Portfolio.  The Evergreen VA Global Leaders Portfolio no longer exists.
23.      Effective May 1, 2003, the ProFund VP Bull Plus portfolio changed its name to ProFund VP UltraBull.
24.      Prior to May 1, 2000, ProFund VP UltraSmall-Cap was named "ProFund VP SmallCap" and sought daily investment results that corresponded to the performance of the Russell 2000(R)Index.

                                               THIS PAGE IS INTENTIONALLY LEFT BLANK.

-------------------------------------------------------------------------------------------------------------------
                  PLEASE SEND ME A STATEMENT OF  ADDITIONAL  INFORMATION  THAT CONTAINS  FURTHER  DETAILS ABOUT THE
                  AMERICAN SKANDIA ANNUITY DESCRIBED IN PROSPECTUS VIAT-PROS- (05/2004).
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

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                                       -------------------------------------------------------
                                                          (print your name)

                                       -------------------------------------------------------
                                                              (address)

                                       -------------------------------------------------------
                                                        (city/state/zip code)

                                               THIS PAGE IS INTENTIONALLY LEFT BLANK.

                                               THIS PAGE IS INTENTIONALLY LEFT BLANK.

Variable Annuity Issued by:                                                                  Variable Annuity Distributed by:

AMERICAN SKANDIA LIFE                                                                                      AMERICAN SKANDIA
ASSURANCE CORPORATION                                                                               MARKETING, INCORPORATED
A Prudential Financial Company                                                               A Prudential Financial Company
One Corporate Drive                                                                                     One Corporate Drive
Shelton, Connecticut 06484                                                                       Shelton, Connecticut 06484
Telephone: 1-800-752-6342                                                                           Telephone: 203-926-1888
http://www.americanskandia.prudential.com                                         http://www.americanskandia.prudential.com

                                                         MAILING ADDRESSES:

                                               AMERICAN SKANDIA - VARIABLE ANNUITIES
                                                           P.O. Box 7040
                                                     Bridgeport, CT 06601-7040

                                                           EXPRESS MAIL:
                                               AMERICAN SKANDIA - VARIABLE ANNUITIES
                                                        One Corporate Drive
                                                         Shelton, CT 06484

                                                               NOTES

                                                               NOTES

                                                STATEMENT OF ADDITIONAL INFORMATION

The  Annuity is  registered  under the  Securities  Act of 1933 and the  Investment  Company  Act of 1940.  The Annuity is issued by
AMERICAN SKANDIA LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B and AMERICAN SKANDIA LIFE ASSURANCE CORPORATION.

                                                         TABLE OF CONTENTS

Item                                                                                                                            Page
----                                                                                                                            ----

GENERAL INFORMATION REGARDING AMERICAN SKANDIA LIFE ASSURANCE CORPORATION..........................................................2
-------------------------------------------------------------------------
AMERICAN SKANDIA LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B.....................................................................2
--------------------------------------------------------------
PRINCIPAL UNDERWRITER/DISTRIBUTOR..................................................................................................3
---------------------------------
UNIT PRICE DETERMINATIONS..........................................................................................................3
-------------------------
OTHER TAX RULES....................................................................................................................4
---------------
   Federal Tax Status..............................................................................................................4
   ------------------
VOTING RIGHTS......................................................................................................................5
-------------
MODIFICATION.......................................................................................................................5
------------
DEFERRAL OF TRANSACTIONS...........................................................................................................6
------------------------
MISSTATEMENT OF AGE OR SEX.........................................................................................................6
--------------------------
ENDING OF OFFER....................................................................................................................6
---------------
EXPERTS............................................................................................................................6
--------------------
LEGAL EXPERTS......................................................................................................................6
-------------
FINANCIAL STATEMENTS...............................................................................................................8
--------------------

----------------------------------------------------------------------------------------------------------------------------------------
THIS  STATEMENT OF ADDITIONAL  INFORMATION  IS NOT A PROSPECTUS.  YOU SHOULD READ THIS  INFORMATION  ALONG WITH THE  PROSPECTUS FOR THE
ANNUITY FOR WHICH IT RELATES.  THE  PROSPECTUS  CONTAINS  INFORMATION  THAT YOU SHOULD  CONSIDER  BEFORE  INVESTING.  FOR A COPY OF THE
PROSPECTUS SEND A WRITTEN REQUEST TO AMERICAN SKANDIA - VARIABLE  ANNUITIES,  P.O. BOX 7040,  BRIDGEPORT,  CONNECTICUT  06601-7040,  OR
TELEPHONE 1-800-766-4530.  OUR ELECTRONIC MAIL ADDRESS IS SERVICE@PRUDENTIAL.COM.
----------------------------------------------------------------------------------------------------------------------------------------

Date of Prospectus:  May 1, 2004                                       Date of Statement of Additional Information:  May 1, 2004
VIAT-SAI [05/2004]

GENERAL INFORMATION REGARDING AMERICAN SKANDIA LIFE ASSURANCE CORPORATION

American Skandia Life Assurance  Corporation  ("American Skandia",  "we", "our" or "us") is a stock life insurance company domiciled in  Connecticut  with  licenses in all 50 states,  the  District of Columbia  and Puerto Rico.  American  Skandia is a  wholly-owned subsidiary of American  Skandia,  Inc.  ("ASI").  American  Skandia's  principal  business address is One Corporate Drive,  Shelton,
Connecticut 06484.

Effective May 1, 2003,  Skandia U.S. Inc., the sole  shareholder of ASI, which is the parent of American  Skandia,  was purchased by
Prudential  Financial,  Inc. Prudential  Financial,  Inc. is a New Jersey insurance holding company whose subsidiary companies serve individual and institutional  customers worldwide and include The Prudential  Insurance Company of America,  one of the largest life insurance  companies in the U.S. These  companies offer a variety of products and services,  including life insurance,  property and casualty  insurance,  mutual funds,  annuities,  pension and  retirement  related  services and  administration,  asset  management, securities brokerage, banking and trust services, real estate brokerage franchises, and relocation services.

No company  other than  American  Skandia has any legal  responsibility  to pay amounts  that it owes under its annuity and variable life insurance contracts.  However,  Prudential Financial exercises  significant influence over the operations and capital structure of American Skandia.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

American  Skandia Life Assurance  Corporation  Variable  Account B, also referred to as "Separate  Account B", was established by us pursuant to Connecticut  law.  Separate  Account B also holds assets of other  annuities  issued by us with values and benefits that vary  according to the  investment  performance  the  underlying  mutual funds or portfolios  of underlying  mutual funds offered as
Sub-accounts  of Separate  Account B. The  underlying  mutual funds or portfolios of underlying  mutual funds are referred to as the
Portfolios.  Each  Sub-account  invests  exclusively in a Portfolio.  You will find additional  information  about the Portfolios in their respective prospectuses.

Separate Account B is registered with the Securities and Exchange  Commission  ("SEC") under the Investment Company Act of 1940 (the
"Investment  Company  Act") as a unit  investment  trust,  which is a type of  investment  company.  Values  and  benefits  based on allocations to the  Sub-accounts  will vary with the investment  performance of the Portfolios,  as applicable.  We do not guarantee the investment results of any Sub-account.  You bear the entire investment risk.

Prior to November 18, 2002,  Separate Account B was organized as a single separate account with six different  Sub-account  classes, each of which was registered as a distinct unit  investment  trust under the Investment  Company Act.  Effective  November 18, 2002,
each Sub-account  class of Separate  Account B was consolidated  into the unit investment trust formerly named American Skandia Life
Assurance  Corporation  Variable  Account B (Class 1 Sub-accounts),  which was subsequently  renamed American Skandia Life Assurance
Corporation  Variable  Account B. Each  Sub-account  of Separate  Account B has  multiple  Unit  Prices to reflect the daily  charge deducted for each combination of the applicable  Insurance  Charge,  Distribution  Charge (when  applicable) and the charge for each optional benefit offered under Annuity  contracts  funded through  Separate  Account B. The  consolidation of Separate Account B had no impact on Annuity Owners.

We offer a number of Sub-accounts.  Certain  Sub-accounts may not be available in all jurisdictions.  If and when we obtain approval of the  applicable  authorities  to  make  such  Sub-accounts  available,  we  will  notify  Owners  of  the  availability  of  such
Sub-accounts.

A brief summary of the investment  objectives and policies of each Portfolio is found in the Prospectus.  More detailed  information about the  investment  objectives,  policies,  risks,  costs and  management of the  Portfolios  are found in the  prospectuses  and statements of  additional  information  for the  Portfolios.  Also included in such  information  is the  investment  policy of each
Portfolio  regarding the acceptable  ratings by recognized  rating  services for bonds and other debt  obligations.  There can be no guarantee that any Portfolio will meet its investment objectives.

Each  underlying  mutual fund is registered  under the  Investment  Company Act, as amended,  as an open-end  management  investment company.  Each  underlying  mutual  fund  thereof  may or may not be  diversified  as defined in the  Investment  Company  Act.  The trustees or directors,  as applicable,  of an underlying mutual fund may add, eliminate or substitute  portfolios from time to time.
Generally,  each portfolio  issues a separate class of shares.  Shares of the portfolios are available to separate  accounts of life insurance  companies  offering  variable  annuity and  variable  life  insurance  products.  The shares may also be made  available, subject to obtaining all required  regulatory  approvals,  for direct purchase by various pension and retirement  savings plans that qualify for preferential tax treatment under the Internal Revenue Code ("Code").

We may make other  portfolios  available by creating new  Sub-accounts.  Additionally,  new  portfolios may be made available by the creation of new  Sub-accounts  from time to time.  Such a new portfolio may be disclosed in its prospectus.  However,  addition of a portfolio  does not require us to create a new  Sub-account  to invest in that  portfolio.  We may take other actions in relation to the Sub-accounts and/or Separate Account B.

PRINCIPAL UNDERWRITER/DISTRIBUTOR

American Skandia Marketing,  Incorporated  ("ASM"), a wholly-owned  subsidiary of ASI, is the distributor and principal  underwriter of the Annuity  described  in the  Prospectus  and this  Statement  of  Additional  Information.  American  Skandia  Life  Assurance
Corporation and American Skandia Investment  Services,  Incorporated  ("ASISI"),  a co-investment  manager of American Skandia Trust and American Skandia Advisor Funds,  Inc., are also  wholly-owned  subsidiaries of ASI.  American Skandia  Information  Services and
Technology  Corporation  ("ASIST"),  also a  wholly-owned  subsidiary  of ASI,  is a  service  company  that  provides  systems  and information services to American Skandia Life Assurance Corporation and its affiliated companies.

ASM acts as the  distributor  of a number of annuity and life insurance  products we offer and  co-distributor  of American  Skandia
Trust and American  Skandia  Advisor Funds,  Inc., a family of retail mutual funds.  ASM also acts as an  introducing  broker-dealer through  whom it  receives a portion  of  brokerage  commissions  in  connection  with  purchases  and sales of  securities  held by
Portfolios of American Skandia Trust which are offered as Sub-accounts under the Annuity.

ASM's principal  business address is One Corporate Drive,  Shelton,  Connecticut  06484. ASM is registered as a broker-dealer  under the Securities and Exchange Act of 1934 ("Exchange  Act") and is a member of the National  Association of Securities  Dealers,  Inc.
("NASD").

The Annuity is offered on a continuous  basis.  ASM enters into  distribution  agreements  with  broker-dealers  who are  registered under the Exchange Act and with entities that may offer the Annuity but are exempt from  registration  ("firms").  Applications  for the Annuity are solicited by registered  representatives of those firms. Such  representatives  will also be our appointed insurance agents under state insurance law.  In addition, ASM may offer the Annuity directly to potential purchasers.

Commissions  are paid to firms on sales of the Annuity  according  to one or more  schedules.  The  individual  representative  will receive a  portion  of the  compensation,  depending  on the  practice  of his or her firm.  Commissions  are  generally  based on a percentage of Purchase  Payments  made, up to a maximum of 7.0%.  Alternative  compensation  schedules are available  that provide a lower  initial  commission  plus  ongoing  annual  compensation  based on all or a portion of  Account  Value.  We may also  provide compensation  to the  distributing  firm for  providing  ongoing  service to you in relation to the Annuity.  Commissions  and other compensation paid in relation to the Annuity do not result in any additional charge to you or to the Separate Account.

In  addition,  in an effort to promote the sale of our products  (which may include the  placement  of American  Skandia  and/or the
Annuity on a preferred or recommended  company or product list and/or access to the firm's  registered  representatives),  we or ASM may enter into compensation  arrangements with certain  broker-dealer firms or branches of such firms with respect to certain or all registered  representatives  of such firms under which such firms may receive  separate  compensation  or  reimbursement  for, among other things,  training of sales personnel and/or marketing  and/or  administrative  and/or other services they provide to us or our affiliates.  To the  extent  permitted  by NASD  rules  and  other  applicable  laws and  regulations,  ASM may pay or  allow  other promotional  incentives  or payments  in the form of cash or non-cash  compensation.  These  arrangements  may not be offered to all firms  and the terms of such  arrangements  may  differ  between  firms.  You  should  note that  firms  and  individual  registered representatives  and branch  managers  within some firms  participating  in one of these  compensation  arrangements  might  receive greater  compensation  for selling the Annuity than for selling a different  annuity  that is not  eligible  for these  compensation arrangements.  While  compensation  is  generally  taken into  account as an expense in  considering  the charges  applicable  to an annuity  product,  any such  compensation  will be paid by us or ASM and will not result in any  additional  charge to you.  Overall compensation  paid to the distributing  firm does not exceed,  based on actuarial  assumptions,  8.5% of the total Purchase Payments made. Your registered  representative  can provide you with more  information  about the compensation  arrangements  that apply upon the sale of the Annuity.

ASLAC pays ASM an  underwriting  commission for its role as principal  underwriter/distributor  of all variable  insurance  products issued by ASLAC.  ASM is  responsible  for payment of  commissions to the  broker-dealer  firms who are the ultimate  sellers of the product.  ASM does not retain any  underwriting  commissions.  For the past three years, the aggregate dollar amount of underwriting commissions paid to ASM in its role as principal  underwriter/distributor  has been: 2003: $182,550,093;  2002: $193,374,436;  2001:
$193,056,109.

UNIT PRICE DETERMINATIONS

For each Sub-account the initial Unit Price is $10.00.  The Unit Price for each subsequent Valuation Period is the net investment factor for that Valuation Period, multiplied by the Unit Price for the immediately preceding Valuation Period.  The Unit Price for a Valuation Period applies to each day in the Valuation Period.  The net investment factor is an index that measures the investment performance of, and charges assessed against, a Sub-account from one Valuation Period to the next.  The net investment factor for a Valuation Period is: (1) divided by (2), less (3), where:

(1)      is the net result of:

(a)      the net asset value per share of the Portfolio shares held by that Sub-account at the end of the current Valuation Period plus the per share amount of any dividend or capital gain distribution declared by the Portfolio at the end of the current Valuation Period and paid (in the case of a Portfolio that declares dividends on an annual or quarterly basis) or accrued (in the case of a money market Portfolio that pays dividends monthly); plus or minus

(b)      any per share charge or credit during the Valuation Period as a provision for taxes attributable to the operation or maintenance of that Sub-account.

(2)      is the net result of:

              (a) the net asset value per share of the Portfolio shares held by that Sub-account at the end of the preceding
              Valuation Period plus the per share amount of any dividend or capital gain distribution declared and unpaid (accrued)
              by the Portfolio at the end of the preceding Valuation Period; plus or minus

               (b) any per share charge or credit during the preceding Valuation Period as a provision for taxes attributable to the operation or maintenance of the Sub-account.

(3)      is the Insurance Charge deducted daily against the assets of the Separate Account.

We value the assets in each Sub-account at their fair market value in accordance with accepted  accounting  practices and applicable laws and regulations.  The net investment factor may be greater than, equal to, or less than one.

OTHER TAX RULES

Federal Tax Status
------------------

1.       Diversification.

     The Internal  Revenue Code provides that the underlying  investments for the variable  investment  options must satisfy certain diversification  requirements.  Each  Portfolio is required to diversify  its  investments  each quarter so that no more than 55% of the value of its assets is represented by any one investment,  no more than 70% is represented by any two investments,  no more than
80% is represented by any three  investments,  and no more than 90% is represented by any four  investments.  Generally,  securities of a single issuer are treated as one investment and obligations of each U.S.  Government  agency and  instrumentality  (such as the
Government National Mortgage  Association) are treated as issued by separate issuers. In addition,  any security issued,  guaranteed or insured (to the extent so  guaranteed  or insured) by the United  States or an  instrumentality  of the U.S. will be treated as a security issued by the U.S. Government or its  instrumentality,  whichever is applicable.  We believe the portfolios  underlying the variable investment options for the contract meet these diversification requirements.

2.       Investor Control.

     Treasury  Department  regulations do not provide guidance  concerning the extent to which you may direct your investment in the particular  investment  options without causing you, instead of us to be considered the owner of the underlying  assets.  Because of this uncertainty,  or in response to other changes in tax laws or regulations,  we reserve the right to make such changes as we deem necessary to assure that the contract  qualifies as an annuity for tax purposes.  Any such changes will apply  uniformly to affected owners and will be made with such notice to affected contractowners as is feasible under the circumstances.

3.       Entity Owners.

     Where a contract is held by a non-natural person (e.g., a corporation),  other than as an agent or nominee for a natural person
(or in other  limited  circumstances),  the contract will not be taxed as an annuity and increases in the value of the contract over its cost basis will be subject to tax annually.

4.       Purchase Payments Made Before August 14, 1982.

     If your contract was issued in exchange for a contract containing purchase payments made before August 14, 1982,  favorable tax rules may apply to certain  withdrawals  from the contract.  Generally,  withdrawals are treated as a recovery of your investment in the contract first until purchase  payments made before August 14, 1982 are withdrawn.  Moreover,  any income  allocable to purchase payments made before August 14,1982, is not subject to the 10% tax penalty.

5.       Generation-Skipping Transfers.

     If you transfer your contract to a person two or more  generations  younger than you (such as a grandchild or grandniece) or to a person that is more than 371/2years younger than you, there may be generation-skipping transfer tax consequences.

VOTING RIGHTS

You have voting rights in relation to Income Base maintained in the Sub-accounts.

We will vote shares of the Portfolios in which the Sub-accounts  invest in the manner directed by Owners.  Owners give  instructions equal to the number of shares represented by the Sub-account Units attributable to their Annuity.

We will vote the shares  attributable  to assets  held in the  Sub-accounts  solely for us rather  than on behalf of Owners,  or any share as to which we have not received  instructions,  in the same manner and  proportion  as the shares for which we have  received instructions.  We will do so separately for each Sub-account of the Separate Account that may invest in the same Portfolio.

The number of votes for a Portfolio  will be  determined  as of the record date for such  underlying  mutual  fund or  portfolio  as chosen by its board of trustees or board of  directors,  as  applicable.  We will  furnish  Owners with proper  forms and proxies to enable them to instruct us how to vote.

You may  instruct  us how to vote on the  following  matters:  (a)  changes  to the  board of  trustees  or board of  directors,  as applicable;  (b) changing the independent  accountant;  (c) any change in the fundamental  investment  policy;  (d) any other matter requiring  a vote of the  shareholders;  and (e)  approval  of changes to the  investment  advisory  agreement  or adoption of a new investment  advisory  agreement.  American  Skandia Trust (the "Trust") has obtained an exemption  from the  Securities and Exchange
Commission that permits its investment adviser,  American Skandia Investment Services,  Incorporated ("ASISI"),  subject to approval by the Board of  Trustees  of the Trust,  to change  sub-advisors  for a Portfolio  and to enter into new  sub-advisory  agreements, without obtaining  shareholder  approval of the changes.  This exemption (which is similar to exemptions granted to other investment companies that are organized in a similar manner as the Trust) is intended to facilitate  the efficient  supervision  and management of the  sub-advisors  by ASISI and the  Trustees.  The Trust is  required,  under the terms of the  exemption,  to  provide  certain information to shareholders following these types of changes.

With respect to approval of any change in fundamental  investment policy,  only Owners maintaining Income Base as of the record date in a Sub-account investing in the applicable  underlying mutual fund portfolio will instruct us how to vote on the matter,  pursuant to the requirements of Rule 18f-2 under the Investment Company Act.

MODIFICATION

We reserve the right to do any or all of the following:  (a) combine a Sub-account with other Sub-accounts; (b) combine Separate
Account B or a portion of it with other "unitized" separate accounts; (c) deregister Separate Account B under the Investment
Company Act; (d) operate Separate Account B as a management investment company under the Investment Company Act or in any other form permitted by law; (e) make changes required by any change in the Securities Act, the Exchange Act or the Investment Company
Act; (f) make changes that are necessary to maintain the tax status of your Annuity under the Code; (g) make changes required by any change in other Federal or state laws relating to retirement annuities or annuity contracts; and (h) discontinue offering any
Sub-account at any time.

Also,  from time to time,  we may make  additional  Sub-accounts  available to you.  These  Sub-accounts  will invest in  underlying mutual funds or  portfolios  of  underlying  mutual  funds we believe to be suitable  for the Annuity.  We may or may not make a new
Sub-account  available to invest in any new portfolio of one of the current  underlying mutual funds should such a portfolio be made available to Separate Account B.

We may  eliminate  Sub-accounts,  combine  two or more  Sub-accounts  or  substitute  one or more  new  underlying  mutual  funds or portfolios for the one in which a Sub-account is invested.  Substitutions  may be necessary if we believe an underlying  mutual fund or  portfolio no longer suits the purpose of the  Annuity.  This may happen due to a change in laws or  regulations,  or a change in the investment  objectives or  restrictions  of an underlying  mutual fund or portfolio,  or because the  underlying  mutual fund or portfolio is no longer  available  for  investment,  or for some other  reason.  We would obtain prior  approval  from the insurance department  of our state of domicile,  if so required by law,  before  making such a  substitution,  deletion or  addition.  We also would  obtain  prior  approval  from the SEC so long as required  by law,  and any other  required  approvals  before  making such a substitution, deletion or addition.

We reserve the right to transfer  assets of Separate  Account B, which we determine to be associated  with the class of contracts to which your Annuity belongs,  to another "unitized"  separate account.  We will notify you (and/or any payee during the payout phase)
of any modification to your Annuity.  We may endorse your Annuity to reflect the change.

DEFERRAL OF TRANSACTIONS

We may defer any  distribution  or transfer from an Annuity  Payment for a period not to exceed the lesser of 6 months or the period permitted  by law. If we defer a  distribution  or  transfer  from any Annuity  Payment  for more than  thirty  days,  or less where required  by law,  we pay  interest  at the  minimum  rate  required  by law but not less than 3% or at least 4% if required by your contract,  per year on the amount  deferred.  We may defer  payment of  proceeds of any  distribution  from any  Sub-account  or any transfer  from a  Sub-account  for a period not to exceed 7 calendar days from the date the  transaction  is effected.  Any deferral period begins on the date such distribution or transfer would otherwise have been transacted.

There may be circumstances  where the NYSE is open,  however,  due to inclement  weather,  natural  disaster or other  circumstances beyond  our  control,  our  offices  may  be  closed  or  our  business  processing  capabilities  may be  restricted.  Under  those circumstances,  your Income  Base may  fluctuate  based on changes in the Unit  Values,  but you may not be able to transfer  Income
Base, or make a purchase or redemption request.

The NYSE is closed on the following  nationally  recognized  holidays:  New Year's Day,  Martin Luther King,  Jr. Day,  Washington's
Birthday,  Good Friday,  Memorial Day,  Independence  Day,  Labor Day,  Thanksgiving,  and  Christmas.  On those dates,  we will not process any financial transactions involving purchase or redemption orders.

American Skandia will also not process financial transactions involving purchase or redemption orders or transfers on any day that:
|X|      trading on the NYSE is restricted;
|X|      an emergency exists making redemption or valuation of securities held in the separate account impractical; or
|X|      the SEC, by order, permits the suspension or postponement for the protection of security holders.

MISSTATEMENT OF AGE OR SEX

If there has been a  misstatement  of the age  and/or  sex of any  person  upon whose  life  Annuity  Payments  are  based,  we make adjustments  to conform to the facts.  As to Annuity  Payments:  (a) any  underpayments  by us will be remedied on the next  payment following correction; and (b) any overpayments by us will be charged against future amounts payable by us under your Annuity.

ENDING OF OFFER

We may limit or discontinue offering Annuities.  Existing Annuities will not be affected by any such action.

EXPERTS

PricewaterhouseCoopers  LLP, 100 Pearl  Street,  Hartford,  Connecticut  06103,  independent  auditors,  have audited the  financial statements of American Skandia Life Assurance  Corporation and American Skandia Life Assurance  Corporation  Variable Account B with respect to the year ended December 31, 2003.  Ernst & Young LLP, Goodwin Square,  225 Asylum Street,  Hartford,  Connecticut  06103,
independent auditors, have audited the financial statements of American Skandia Life Assurance Corporation and American Skandia Life
Assurance  Corporation  Variable  Account B with respect to the years ended December 31, 2002, 2001, 2000 and 1999. The consolidated financial  statements of American Skandia Life Assurance  Corporation at December 31, 2003 and 2002, and for each of the three years in the period ended December 31, 2003 and the financial statements of American Skandia Life Assurance Corporation Variable Account B
at December 31, 2003 and for the periods ended December 31, 2003 and 2002 are included in this Statement of Additional  Information.
The  financial  statements  included  herein  have been  audited by  PricewaterhouseCoopers  LLP and Ernst & Young LLP,  independent auditors,  as set forth in their respective reports thereon appearing  elsewhere herein and are included in reliance on such reports given on the authority of each firm as experts in accounting and auditing.

LEGAL EXPERTS

Counsel  for  American  Skandia  Life  Assurance  Corporation  has passed on the legal  matters  with  respect  to Federal  laws and regulations applicable to the issue and sale of the Annuities and with respect to Connecticut law.

FINANCIAL STATEMENTS

The  statements  which  follow in Appendix A are those of American  Skandia Life  Assurance  Corporatin  and  American  Skandia Life
Assurance  Corporation  Variable  Account B Sub-accounts as of December 31, 2003 and for the years ended December 31, 2003 and 2002.
There may be other  Sub-accounts  included in Variable  Account B that are not available in the product  described in the applicable prospectus.

To the extent and only to the extent that any statement in a document  incorporated  by reference  into this Statement of Additional
Information  is modified or superseded  by a statement in this  Statement of Additional  Information  or in a later-filed  document, such statement is hereby deemed so modified or superseded and not part of this Statement of Additional Information.

We furnish you  without  charge a copy of any or all the  documents  incorporated  by  reference  in this  Statement  of  Additional
Information,  including  any exhibits to such  documents  which have been  specifically  incorporated  by  reference.  We do so upon receipt of your  written or oral  request.  Please  address your request to American  Skandia - Variable  Annuities,  P.O. Box 7040,
Bridgeport,  Connecticut  06601-7040.  Our phone number is  1-800-766-4530.  You may also forward such a request  electronically  to our Customer Service Department at service@prudential.com.

                                                             Appendix A

   Financial Statements for American Skandia Life Assurance Corporation and American Skandia Life Assurance Corporation Separate
                                                             Account B

                                              AUDITED CONSOLIDATED FINANCIAL STATEMENTS OF
                                               AMERICAN SKANDIA LIFE ASSURANCE CORPORATION

                                                    Report of Independent Auditors

To the Board of Directors and Stockholder
of American Skandia Life Assurance Corporation:

In our opinion,  the financial  statements  listed in the accompanying  index present fairly, in all material  respects,  the financial position  of American  Skandia  Life  Assurance  Corporation  (an indirect  wholly-owned  subsidiary  of  Prudential  Financial,  Inc., effective May 1, 2003) at December 31, 2003, and the results of its operations  and its cash flows for the eight months ended December 31,
2003 in conformity with accounting  principles  generally accepted in the United States of America.  These financial statements are the responsibility of the Company's  management;  our  responsibility  is to express an opinion on these financial  statements based on our audit. We conducted our audit of these  statements in accordance  with auditing  standards  generally  accepted in the United States of
America,  which require that we plan and perform the audit to obtain  reasonable  assurance about whether the financial  statements are free of material  misstatement.  An audit includes examining,  on a test basis,  evidence supporting the amounts and disclosures in the financial  statements,  assessing the accounting  principles  used and  significant  estimates  made by management,  and evaluating the overall financial statement presentation.  We believe that our audit provides a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Hartford, Connecticut
February 27, 2004

                                                    Report of Independent Auditors

To the Board of Directors and Stockholder
of American Skandia Life Assurance Corporation:

In our opinion,  the financial  statements listed in the accompanying  index present fairly, in all material  respects,  the results of
operations  and  cash flows  of American  Skandia Life Assurance  Corporation (an indirect   wholly-owned  subsidiary  of  Prudential
Financial, Inc., effective May 1, 2003) and its subsidiary for the period from January 1, 2003 through April 30, 2003 in conformity with accounting  principles  generally  accepted in the United States of America.  These financial  statements are the responsibility of the
Company's  management;  our responsibility is to express an opinion on these financial  statements based on our audit. We conducted our audit of these  statements in accordance  with auditing  standards  generally  accepted in the United States of America,  which require that we plan and  perform  the audit to obtain  reasonable  assurance  about  whether  the  financial  statements  are free of material misstatement.  An audit  includes  examining,  on a test  basis,  evidence  supporting  the amounts and  disclosures  in the  financial statements,  assessing the  accounting  principles  used and  significant  estimates  made by  management,  and  evaluating the overall financial statement presentation.  We believe that our audit provides a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Hartford, Connecticut
February 27, 2004

                                                    Report of Independent Auditors

To the Board of Directors and Shareholder of
    American Skandia Life Assurance Corporation
Shelton, Connecticut

We have audited the accompanying  consolidated  statements of financial  position of American  Skandia Life Assurance  Corporation (the
Company) as of December 31, 2002 and 2001,  and the related  consolidated  statements of operations  and  comprehensive  income (loss), stockholder's  equity,  and cash flows for each of the two years in the period ended December 31, 2002. These financial  statements are the  responsibility of the Company's  management.  Our  responsibility is to express an opinion on these financial  statements based on our audits.

We conducted our audits in accordance with auditing  standards  generally  accepted in the United States.  Those standards require that we plan  and  perform  the  audit to  obtain  reasonable  assurance  about  whether  the  financial  statements  are  free of  material misstatement.  An audit  includes  examining,  on a test  basis,  evidence  supporting  the amounts and  disclosures  in the  financial statements.  An audit also includes assessing the accounting principles used and significant  estimates made by management,  as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion,  the financial  statements  referred to above present fairly,  in all material  respects,  the  consolidated  financial position  of American  Skandia  Life  Assurance  Corporation  at December  31,  2002 and 2001,  and the  consolidated  results of their operations  and their cash flows for each of the two years in the period  ended  December  31,  2002,  in  conformity  with  accounting principles generally accepted in the United States.

As  discussed  in Note 2, in 2002 the  Company  adopted  Statement  of  Financial  Accounting  Standards  No. 142,  Goodwill  and Other
Intangible Assets.

As  discussed  in Note 2,  effective  January 1, 2001,  the Company  adopted  Statement  of  Financial  Accounting  Standards  No. 133,
Accounting for Derivative Instruments and Hedging Activities.

/s/ ERNST & YOUNG LLP

Hartford, Connecticut
February 3, 2003

American Skandia Life Assurance Corporation

Consolidated Statements of Financial Position
December 31, 2003 and 2002 (in thousands)
------------------------------------------------------------------------------------------------------------------------------------

                                                                             Successor          Predecessor
                                                                         ------------------   -----------------
                                                                               2003                 2002
                                                                         ------------------   -----------------
ASSETS
Fixed maturities available for sale,
   at fair value (amortized cost, 2003: $427,705; 2002: $379,422)          $     425,231        $     398,601
Equity securities trading, at fair value (cost of $54,792)                        59,485                    -
Equity securities available for sale, at fair value (cost of $52,017)                  -               51,769
Policy loans                                                                       8,371                7,559
Short-term investments                                                            39,587                    -
Other short-term investments                                                           -               10,370
                                                                         ------------------   -----------------
   Total investments                                                             532,674              468,299
Cash and cash equivalents                                                              -               51,339
Deferred policy acquisition costs                                                122,572            1,117,544
Accrued investment income                                                          3,969                4,196
Reinsurance recoverable                                                            3,819                5,447
Receivables from Parent and affiliates                                             3,200                2,810
Deferred tax asset                                                               256,950               38,206
Valuation of business acquired                                                   402,169                    -
Other assets                                                                      94,568              115,131
Separate account assets                                                       25,817,612           21,905,613
                                                                         ------------------   -----------------
TOTAL ASSETS                                                               $  27,237,533        $  23,708,585
                                                                         ==================   =================

LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities
Policyholders' account balances                                            $     132,234        $     140,496
Future policy benefits and other policyholder liabilities                         13,681                8,853
Income taxes payable                                                              34,528                6,547
Payables to Parent and affiliates                                                 16,396                2,223
Securities sold under agreements to repurchase                                    20,850                    -
Short-term borrowing                                                             116,000               10,000
Future fees payable to American Skandia, Inc. ("ASI")                            307,879              708,249
Surplus notes                                                                          -              110,000
Other liabilities                                                                201,856              133,543
Separate account liabilities                                                  25,817,612           21,905,613
                                                                         ------------------   -----------------
Total liabilities                                                             26,661,036           23,025,524
                                                                         ------------------   -----------------

Contingencies (See Footnote 11)

Stockholder's Equity
Common stock, $100 par value;
     25,000 shares, authorized,
     issued and outstanding                                                        2,500                2,500
Paid-in-capital                                                                  485,100              595,049
Retained earnings                                                                 90,856               73,821
Deferred compensation                                                               (360)                   -
Accumulated other comprehensive (loss) income                                     (1,599)              11,691

                                                                         ------------------   -----------------
Total stockholder's equity                                                       576,497              683,061
                                                                         ------------------   -----------------
TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY                                 $  27,237,533        $  23,708,585
                                                                         ==================   =================

                                            See Notes to Consolidated Financial Statements

     The purchase method of accounting was used to record the fair values of assets acquired and liabilities assumed by Prudential
       Financial, Inc. and "pushed-down" to the Company. This accounting will most notably result in decreased amortization and depreciation reported in future periods. Accordingly, the accompanying financial statements of the Company, when indirectly wholly-owned by Skandia Insurance Company Ltd., and the Company, currently indirectly wholly-owned by Prudential Financial, Inc., are not comparable in many material respects.

American Skandia Life Assurance Corporation

Consolidated Statements of Operations and Comprehensive Income
Eight months ended December 31, 2003, Four months ended April 30, 2003 and
----------------------------------------------------------------------------------------------------------------------------------
Years ended December 31, 2002 and 2001 (in thousands)

                                           Successor           Predecessor       Predecessor      Predecessor
                                         --------------      --------------    --------------   ---------------
                                          Eight months       Four months
                                             ended           ended April 30,
                                          December 31,
                                              2003                2003              2002              2001
                                         --------------      --------------    --------------   ---------------

REVENUES

Premiums                                  $   7,439           $   2,496        $    3,895         $    2,600
Policy charges and fee income               241,955             109,213           363,420           391,694
Net investment income (loss)                 26,707              (1,289)           18,415            27,308
Realized investment (losses) gains,            (472)             (4,601)           22,189            12,955
net
Asset management fees                        66,108              28,092            97,650           111,196
Other income                                  7,862                 618             1,945             1,594
                                         --------------      --------------    --------------   ---------------

Total revenues                              349,599             134,529           507,514           547,347
                                         --------------      --------------    --------------   ---------------

BENEFITS AND EXPENSES

Policyholders' benefits                      43,680              23,946            60,415            (3,379)
Interest credited to policyholders'
account balances                              4,689              13,693            83,911            61,818
General, administrative and other
expenses                                    159,973              97,640           631,255           448,641
                                         --------------      --------------    --------------   ---------------

Total benefits and expenses                 208,342             135,279           775,581           507,080
                                         --------------      --------------    --------------   ---------------

Income (loss) from operations before
income taxes                                141,257                (750)         (268,067)           40,267
                                         --------------      --------------    --------------   ---------------

Income tax expense (benefit)                 50,401              (8,544)         (102,810)            7,168
                                         --------------      --------------    --------------   ---------------

NET INCOME (LOSS)                            90,856               7,794          (165,257)           33,099
                                         --------------      --------------    --------------   ---------------

Other comprehensive (loss) income, net
of tax                                       (1,599)               (269)           10,930              (342)
                                         --------------      --------------    --------------   ---------------

TOTAL COMPREHENSIVE        INCOME
(LOSS)                                    $  89,257           $   7,525         $(154,327)       $   32,757
                                         ==============      ==============    ==============   ===============

                                            See Notes to Consolidated Financial Statements

     The purchase method of accounting was used to record the fair values of assets acquired and liabilities assumed by Prudential
       Financial, Inc. and "pushed-down" to the Company. This accounting will most notably result in decreased amortization and depreciation reported in future periods. Accordingly, the accompanying financial statements of the Company, when indirectly wholly-owned by Skandia Insurance Company Ltd., and the Company, currently indirectly wholly-owned by Prudential Financial, Inc., are not comparable in many material respects.

American Skandia Life Assurance Corporation

Consolidated Statements of Stockholder's Equity
Eight months ended December 31, 2003, Four months ended April 30, 2003 and Years ended December 31, 2002 and 2001 (in thousands)
------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                                    Accumulated
                                                                                                      other             Total
                                                         Paid-in-      Retained       Deferred      comprehensive    stockholder's
                                           Common         capital      earnings     compensation      income             equity
                                            Stock
                                       -----------------------------------------------------------------------------------------------

Balance, January 1, 2001 (Predecessor)   $  2,500        $ 287,329     $ 205,979       $     -       $     1,103       $   496,911

Net income                             -        -                -        33,099             -                 -            33,099
Capital contributions                           -           48,000             -             -                              48,000
Change in foreign currency translation
 adjustments, net of taxes                      -                -             -             -               (67)              (67)
Change in net unrealized investment
 gains, net of reclassification adjustment
 and taxes                                      -                -             -             -              (275)             (275)
                                       -----------------------------------------------------------------------------------------------

Balance, December 31, 2001
(Predecessor)                               2,500          335,329       239,078             -               761           577,668

Net loss                               -        -                -      (165,257)            -                 -          (165,257)
Capital contributions                  -        -          259,720             -             -                 -           259,720
Change in foreign currency translation
 adjustments, net of taxes                      -                -              -            -              (630)             (630)
Change in net unrealized investment
 gains, net of reclassification adjustment
 and taxes                                      -                -              -            -            11,560            11,560
                                       -----------------------------------------------------------------------------------------------

 Balance, December 31, 2002
(Predecessor)                               2,500          595,049        73,821             -            11,691           683,061

Net income                             -        -                -         7,794             -                 -             7,794
Capital contributions                  -        -            2,183             -             -                 -             2,183
Change in foreign currency translation
 adjustments, net of taxes                      -                -             -             -               615               615
Change in net unrealized investment
 gains, net of reclassification adjustment
 and taxes                                      -                -             -             -              (884)             (884)

                                       -----------------------------------------------------------------------------------------------

Balance, April 30, 2003 (Predecessor)       2,500          597,232        81,615             -            11,422           692,769

Acquisition purchase accounting
adjustments (See Footnote 4)                    -         (112,187)      (81,615)            -           (11,422)         (205,224)
                                       -----------------------------------------------------------------------------------------------
Balance, May 1, 2003 opening balance
sheet (Successor)                           2,500          485,045             -             -                 -           487,545

Net income                                      -                -        90,856             -                 -            90,856
Stock-based compensation                        -               55             -             -                 -                55
Deferred compensation program                   -                -             -          (360)                -              (360)
Change in net unrealized investment
 gains, net of reclassification adjustment
 and taxes                                      -                -             -             -            (1,599)           (1,599)
                                        ----------------------------------------------------------------------------------------------
Balance, December 31, 2003 (Successor)   $  2,500        $ 485,100     $  90,856       $  (360)      $    (1,599)      $   576,497
                                       ===============================================================================================

                                            See Notes to Consolidated Financial Statements

     The purchase method of accounting was used to record the fair values of assets acquired and liabilities assumed by Prudential
       Financial, Inc. and "pushed-down" to the Company. This accounting will most notably result in decreased amortization and depreciation reported in future periods. Accordingly, the accompanying financial statements of the Company, when indirectly wholly-owned by Skandia Insurance Company Ltd., and the Company, currently indirectly wholly-owned by Prudential Financial, Inc., are not comparable in many material respects.

American Skandia Life Assurance Corporation

Consolidated Statements of Cash Flows
Eight months ended December 31, 2003, Four months ended April 30, 2003 and Years ended December 31, 2002 and 2001 (in thousands)
------------------------------------------------------------------------------------------------------------------------------------------------
                                                                  Successor          Predecessor       Predecessor     Predecessor
                                                              -------------------   ---------------- ---------------- ---------------
                                                                 Eight months        Four months
                                                                ended December       ended April
                                                                   31, 2003            30, 2003           2002            2001
                                                              -------------------   ---------------- ---------------- ---------------
CASH FLOWS FROM (USED IN) OPERATING ACTIVITIES:
Net income (loss)                                               $    90,856           $     7,794       $ 165,257)       $  33,099
Adjustments to reconcile net income (loss) to net cash from
(used in) operating activities:
   Realized investment losses (gains), net                              472                 4,601         (22,189)         (12,955)
   Amortization and depreciation                                     58,447                 5,288          21,649           13,374
   Change in:
     Policy reserves                                                  6,580                 4,288           3,293          (38,742)
     Accrued investment income                                          515                  (288)            541              472
     Net receivable/payable to Parent and affiliates                 13,509                   124         (98,339)         104,123
     Policy loans                                                      (774)                  (38)         (1,000)          (2,813)
     Deferred policy acquisition costs                             (122,572)              (12,601)        265,737           14,911
     Income taxes payable/receivable                                 (3,030)                 (464)         37,084            4,083
     Other, net                                                      (1,249)               (3,588)       (169,312)          77,400
                                                              -------------------   ---------------- ---------------- ---------------
Cash Flows From (Used in) Operating Activities                       42,754                 5,116        (127,793)         192,952
                                                              -------------------   ---------------- ---------------- ---------------
CASH FLOWS USED IN INVESTING ACTIVITIES:
   Proceeds from the sale/maturity of
     fixed maturities available for sale                             75,101               131,628         367,263          390,816
   Payments for the purchase of
     fixed maturities available for sale                           (103,237)             (135,885)       (388,053)        (462,820)
   Proceeds from the sale of shares in equity securities             39,920                10,955          34,220           25,228
   Payments for the purchase of shares in equity
securities and dividend reinvestments                               (25,951)              (24,809)        (49,713)         (55,430)
   Short-term investments, net                                      (39,587)                    -               -                -
   Other short-term investments, net                                      -                 1,019          26,958            9,518

                                                              -------------------   ---------------- ---------------- ---------------
Cash Flows Used in Investing Activities                             (53,754)              (17,092)         (9,325)         (92,688)
                                                              -------------------   ---------------- ---------------- ---------------
CASH FLOWS (USED IN) FROM FINANCING ACTIVITIES:
   Capital contribution                                                   -                 2,183         259,720           48,000
   Decrease in future fees payable to ASI, net                      (80,393)              (63,343)        (91,223)        (137,982)
   Securities sold under agreements to repurchase                    20,850                     -               -                -
   Net increase in short-term borrowing                              71,000                35,000               -                -
   Pay down of surplus notes                                              -                     -         (34,000)         (15,000)
   Stock-based compensation                                              55                     -               -                -
   Deferred compensation program                                       (360)                    -               -                -
   Deposits to contract owner accounts                               42,361               155,034         192,263          276,827
   Withdrawals from contract owner accounts                        (153,384)              (63,357)       (164,964)        (130,476)
   Change in contract owner accounts, net of
investment earnings                                                  82,853               (77,809)         27,631         (154,271)
                                                              -------------------   ---------------- ---------------- ---------------
Cash Flows (Used in) From Financing Activities                      (17,018)              (12,292)        189,427         (112,902)
                                                              -------------------   ---------------- ---------------- ---------------

   Net (decrease) increase in cash and cash equivalents             (28,018)              (24,268)         52,309          (12,638)
   Change in foreign currency translation, net                            -                   947            (970)            (103)
   Cash and cash equivalents, beginning of period                    28,018                51,339               -           12,741
                                                              -------------------   ---------------- ---------------- ---------------
                                                              -------------------   ---------------- ---------------- ---------------
CASH AND CASH EQUIVALENTS, END OF PERIOD                        $         -           $    28,018       $  51,339        $       -
                                                              ===================   ================ ================ ===============
                                                              ===================   ================ ================ ===============
   Income taxes paid (received)                                 $       877           $        13       $ (40,823)       $ (43,130)
                                                              ===================   ================ ================ ===============
                                                              ===================   ================ ================ ===============
   Interest paid (received)                                     $    14,454           $    (7,788)      $  23,967        $  56,831
                                                              ===================   ================ ================ ===============

                                            See Notes to Consolidated Financial Statements

     The purchase method of accounting was used to record the fair values of assets acquired and liabilities assumed by Prudential
       Financial, Inc. and "pushed-down" to the Company. This accounting will most notably result in decreased amortization and depreciation reported in future periods. Accordingly, the accompanying financial statements of the Company, when indirectly wholly-owned by Skandia Insurance Company Ltd., and the Company, currently indirectly wholly-owned by Prudential Financial, Inc., are not comparable in many material respects.
American Skandia Life Assurance Corporation
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Notes to Consolidated Financial Statements
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1.   BUSINESS

American  Skandia Life Assurance  Corporation  (the  "Company"),  with its principal  offices in Shelton,  Connecticut,  is an indirect wholly-owned subsidiary of Prudential Financial,  Inc. ("Prudential  Financial").  On December 19, 2002, Skandia Insurance Company Ltd.
(publ)  ("SICL"),  an insurance  company  organized  under the laws of the Kingdom of Sweden,  and the ultimate  parent  company of the
Company prior to May 1, 2003,  entered into a definitive  purchase  agreement  with  Prudential  Financial,  a New Jersey  corporation, whereby  Prudential  Financial  would  acquire the  Company and certain of its  affiliates  (the  "Acquisition").  On May 1, 2003,  the initial phase of the Acquisition was consummated.  This included  Prudential  Financial  acquiring 90% of Skandia U.S. Inc.'s ("SUSI"), an indirect parent of the Company,  outstanding  common stock. On September 9, 2003,  Prudential  Financial  acquired the remaining 10%
of SUSI's outstanding common stock for $165 million (see Notes 4 and 6 for additional information on the Acquisition).

The Company develops long-term savings and retirement  products,  which are distributed through its affiliated  broker/dealer  company,
American Skandia Marketing,  Incorporated.  The Company currently issues variable deferred and immediate  annuities for individuals and groups in the United States of America and its territories.

Prior to April 30, 2003, the Company had a 99.9%  ownership in Skandia Vida,  S.A. de C.V.  ("Skandia  Vida") which is a life insurance company  domiciled in Mexico.  Skandia Vida had total  shareholders'  equity of $5.0 million as of December 31, 2002 and had  generated losses of $2.2  million,  $2.7 million and $2.6 million for the four months ended April 30, 2003 and years ended  December 31, 2002 and
2001,  respectively.  As part of the  Acquisition,  the Company sold its  ownership  interest in Skandia Vida to SICL on April 30, 2003 for $4.6 million.  This transaction resulted in a loss of $422 thousand.

American Skandia,  Inc. ("ASI"), the direct parent of the Company,  intends to make additional capital contributions to the Company, as needed,  to enable it to comply with its reserve  requirements  and fund  expenses in  connection  with its  business.  The Company has complied with the National Association of Insurance  Commissioner's  ("NAIC") Risk-Based Capital ("RBC") reporting requirements and has total  adjusted  capital well above  required  capital.  The Company  expects to maintain  statutory  capital  between 310% and 330% of
Company Action Level Risk Based Capital.  Generally,  ASI is under no obligation to make such  contributions and its assets do not back the benefits  payable under the Company's  policyholder  contracts.  The Company  received  capital  contributions of $0, $2.2 million,
$259.7  million and $48.0  million  during the eight months ended  December 31, 2003,  four months ended April 30, 2003 and years ended
December  31, 2002 and 2001,  respectively.  Of this,  $0, $1.3  million,  $4.5  million and $2.5  million,  respectively,  was used to support its investment in Skandia Vida.

The  Company is engaged  in a business  that is highly  competitive  because  of the large  number of stock and mutual  life  insurance companies and other entities engaged in marketing insurance products, and individual and group annuities.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of presentation
The consolidated  financial  statements include the accounts of the Company and until April 30, 2003, its ownership interest in Skandia
Vida. The  consolidated  financial  statements have been prepared in accordance with accounting  principles  generally  accepted in the
United States ("U.S. GAAP").

Use of estimates
The  preparation  of financial  statements in conformity  with U.S. GAAP requires  management to make  estimates and  assumptions  that affect the reported  amounts of assets and  liabilities,  in particular  deferred  policy  acquisition  costs ("DAC") and future policy benefits,  and  disclosure of contingent  assets and  liabilities at the date of the financial  statements and the reported  amounts of revenues and expenses during the period.  Actual results could differ from those estimates.

Investments
Fixed  maturities  classified as "available  for sale" are carried at estimated fair value.  The amortized cost of fixed  maturities is written down to estimated  fair value if a decline in value is  considered  to be other than  temporary.  See the  discussion  below on realized  investment  gains and losses for a description of the accounting for impairment  adjustments.  Unrealized gains and losses on fixed maturities "available for sale" are included in "Accumulated other comprehensive (loss) income", net of income taxes.

American Skandia Life Assurance Corporation
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Notes to Consolidated Financial Statements
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2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Equity  securities,  trading,  as of the date of the Acquisition,  the Company changed its  classification of equity securities held in support  of a  deferred  compensation  plan from  available-for-sale  to  trading.  New  management  made this  decision  to align with
Prudential  Financial's  accounting  policy.  Prior to May 1, 2003,  these equity  securities were carried at estimated fair value with unrealized  gains and  losses  included  in  "Accumulated  other  comprehensive  (loss)  income",  net of income  taxes.  These  equity securities were fair valued on May 1, 2003 under purchase accounting and, therefore, there was no income statement impact for the change in  classification.  Such  investments are now carried at fair value with changes in unrealized gains and losses reported in the Consolidated  Statements of Operations and Comprehensive  Income,  as a component of "Other income".  The cost of equity securities is written down to estimated  fair value when a decline in value is considered to be other than  temporary.  See the  discussion  below on realized investment gains and losses for a description of the accounting for impairment adjustments.

Policy loans are carried at unpaid principal balances.

Short-term  investments  consist of highly  liquid debt  instruments  with a maturity of greater than three months and less than twelve months when purchased.  These  investments are carried at amortized cost, which because of their short-term  nature,  approximates fair value.

Other short-term  investments  consist of the Company's  investment in derivatives  held for purposes other than trading.  Prior to May
2003, the Company entered into derivative  instruments,  which consisted of equity put option contracts,  for risk management purposes, and not for  trading  or  speculation.  The  Company  economically  hedged the  guaranteed  minimum  death  benefit  ("GMDB")  exposure associated with equity market  fluctuations.  As the equity markets decline,  the Company's  exposure to future GMDB claims  increases.
Conversely,  as the equity markets increase,  the Company's  exposure to future GMDB claims  decreases.  The claims exposure is reduced by the market value effect of the option contracts purchased.

Based on criteria described in Statement of Financial  Accounting  Standards ("SFAS") No. 133,  "Accounting for Derivative  Instruments
and Hedging  Activities,"  as amended by SFAS 137 and SFAS 138  (collectively  "SFAS  133"),  the  Company's  fair value hedges did not qualify as "effective" hedges and, therefore,  hedge accounting was not applied.  Accordingly,  the derivative investments were carried at fair value with changes in unrealized  gains and losses being recorded in income as those changes  occurred.  As such, both realized and unrealized gains and losses are reported in the Consolidated  Statements of Operations and Comprehensive  Income, as a component of
"Realized investment (losses) gains, net".

The Company has had no  outstanding  derivative  positions  since May 17, 2003.  As of December 31, 2002,  the  accumulated  difference between  cost and market  value on the  Company's  derivatives  was an  unrealized  gain of $1.4  million.  The amount of realized  and unrealized  gains (losses) on the Company's  derivatives  recorded  during the eight months ended December 31, 2003,  four months ended
April 30,  2003 and years ended  December  31, 2002 and 2001 was ($516)  thousand,  ($8.8)  million  $31.8  million and $12.0  million, respectively.

Realized investment  (losses) gains, net are computed using the specific  identification  method.  Costs of fixed maturities and equity securities  are adjusted  for  impairments,  which are declines in value that are  considered  to be other than  temporary.  Impairment adjustments are included in "Realized  investment  (losses) gains, net" for fixed maturities and "Other income" for equity  securities.
In evaluating whether a decline in value is other than temporary,  the Company considers several factors including,  but not limited to the following:  (1) whether the decline is substantial;  (2) the duration (generally greater than six months);  (3) the reasons for the decline in value (credit event,  interest related or market fluctuation);  (4) the Company's ability and intent to hold the investments for a period of time to allow for a recovery of value; and (5) the financial condition of and near-term prospects of the issuer.

Cash and cash equivalents
Cash and cash  equivalents  include  cash on hand,  amounts  due from banks,  money  market  instruments,  and other debt issues with a maturity of three months or less when purchased.

Valuation of business acquired
As a result of purchase  accounting,  the Company reports a financial asset  representing the valuation of business acquired  ("VOBA").
VOBA  represents  the present  value of future  profits  embedded in acquired  insurance and annuity  contracts.  VOBA is determined by estimating  the net present value of future cash flows from the  contracts in force at the date of  acquisition.  Future  positive cash flows  generally  include fees and other charges  assessed to the  contracts as long as they remain in force as well as fees  collected upon  surrender,  if applicable,  while future negative cash flows include costs to administer  contracts,  and benefit  payments.  The
Company  amortizes VOBA over the effective life of the acquired  contracts.  VOBA is amortized in proportion to estimated gross profits arising from the contracts and anticipated future experience,  which is evaluated  regularly.  The effect of changes in estimated gross profits on  unamortized  VOBA is reflected in "General,  administrative  and other  expenses" in the period such  estimates of expected future profits are revised.
American Skandia Life Assurance Corporation
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Notes to Consolidated Financial Statements
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2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Deferred policy acquisition costs
The costs that vary with and that are related  primarily to the  production of new  insurance and annuity  business are deferred to the extent  such costs are  deemed  recoverable  from  future  profits.  Such  costs  include  commissions,  costs of policy  issuance  and underwriting, and variable expenses.  DAC is subject to recoverability testing at the end of each accounting period.

Policy  acquisition costs are deferred and amortized over the expected life of the contracts  (approximately 25 years) in proportion to estimated gross profits arising  principally from investment  results,  mortality and expense margins,  and surrender  charges based on historical and  anticipated  future  experience,  which is updated  periodically.  The effect of changes to estimated  gross profits on unamortized deferred  acquisition costs is reflected in "General  administrative and other expenses" in the period such estimated gross profits are revised.  The deferred  policy  acquisition  cost asset was assigned a fair value of zero,  net of tax, as part of purchase accounting.

As asset growth rates,  during 2002 and 2001,  were far below the Company's  long-term  assumption,  the  adjustment to the  short-term asset  growth rate had risen to a level,  before  being  capped,  that in  management's  opinion was  excessive  in the current  market environment.  Based on an analysis of those short-term  rates, the related  estimates of future gross profits and an impairment  study, management of the Company  determined that the short-term  asset growth rate should be reset to the level of the long-term  growth rate expectation as of September 30, 2002.  This resulted in an acceleration of amortization of approximately $206.0 million.

Throughout 2002, the Company also updated its future estimated gross profits with respect to certain mortality  assumptions  reflecting actual experience and the decline in the equity markets resulting in additional increased amortization of approximately $72.0 million.

Securities sold under agreements to repurchase
Securities  sold under  agreements  to  repurchase  are treated as financing  arrangements  and are carried at the amounts at which the securities will be  subsequently  reacquired,  including  accrued  interest,  as specified in the respective  agreements.  Assets to be repurchased are the same, or  substantially  the same, as the assets  transferred and the  transferor,  through right of  substitution, maintains  the right and ability to redeem the  collateral  on short  notice.  The market  value of  securities  to be  repurchased  is monitored and additional  collateral is obtained,  where  appropriate,  to protect  against  credit  exposure.  The Company's  policies require a minimum of 100% of the fair value of securities purchased under repurchase agreements to be maintained as collateral.

Securities  repurchase  agreements are used to generate net investment  income.  These instruments are short-term in nature (usually 30 days or less).  Securities  sold under  repurchase  agreements are  collateralized  principally by cash. The carrying  amounts of these instruments  approximate  fair value because of the  relatively  short period of time between the  origination of the  instruments  and their expected realization.

Separate account assets and liabilities
Separate  account assets and liabilities are reported at estimated fair value and represent  segregated  funds,  which are invested for certain  policyholders and other customers.  The assets consist of equity securities,  fixed maturities,  short-term  investments,  and cash and cash  equivalents.  The assets of each account are legally  segregated  and are generally not subject to claims that arise out of any other business of the Company.  Investment  risks  associated  with market value changes are borne by the  customers,  except to the extent of minimum  guarantees made by the Company with respect to certain  accounts.  The investment income and gains or losses for separate  accounts  generally  accrue to the  policyholders  and are not included in the  Consolidated  Statements  of  Operations  and
Comprehensive  Income.  Mortality,  policy administration and surrender charges on the accounts are included in "Policy charges and fee income".  Asset management fees calculated on account assets are included in "Asset management fees".

"Separate  account assets" are  predominately  shares in American  Skandia Trust co-managed by American  Skandia  Investment  Services,
Incorporated  ("ASISI") and Prudential  Investments  LLC, which utilizes  various fund managers as  sub-advisors.  The remaining assets are shares in other mutual funds,  which are managed by independent  investment  firms. The contract holder has the option of directing funds to a wide variety of investment  options,  most of which invest in mutual funds.  The investment risk on the variable  portion of a contract is borne by the contract  holder,  except to the extent of any  guarantees  by the Company,  which are not separate  account liabilities.  Fixed options with minimum  guaranteed  interest rates are also  available.  The Company bears the credit risk associated with the investments that support these fixed options.

Included in "Separate  account  liabilities"  are reserves of $1.8 billion at December 31, 2003 and 2002  relating to deferred  annuity investment  options for which the  contract  holder is  guaranteed a fixed rate of return.  These  reserves  are  calculated  using the
Commissioners  Annuity Reserve  Valuation Method.  "Separate account assets" of $1.8 billion at December 31, 2003 and 2002,  consisting of fixed maturities, equity securities, short-term securities, cash and cash equivalents, accrued investment
American Skandia Life Assurance Corporation
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Notes to Consolidated Financial Statements
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2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

income,  accrued liabilities and amounts due to/from the General Account,  are held in support of these annuity  obligations,  pursuant to state regulation.

Included in the general account,  within "Policyholders'  account balances",  is the difference between the statutory liability,  which is held in the separate account, and the U.S. GAAP liability associated with the guaranteed, fixed rate investment options.

Other assets and other liabilities
"Other  assets"  consists  primarily  of deferred  purchase  credits.  "Other  liabilities"  consists  primarily  of accrued  expenses, technical overdrafts and a liability to the participants of a deferred compensation plan.

The Company provides sales  inducements to contract  holders,  which primarily include an up-front bonus added to the contract holder's initial deposit for certain  annuity  contracts.  These costs are deferred and recognized in "Other  assets".  They are amortized using the same methodology and assumptions used to amortize DAC. The  amortization  expense is included as a component of "Interest  credited to policyholders' account balances".

Prior to May 1, 2003, the Company  deferred  certain bonus credits  applied to contract holder  deposits.  The credit was reported as a contract  holder  liability  within  "Separate  account  liabilities"  and the  deferred  expense was reported as a component of "Other assets".  As the contract  holder must keep the contract  in-force for 10 years to earn the bonus  credit,  the Company  amortized  the deferred  expense on a straight-line  basis over 10 years.  If the contract holder  surrenders the contract or the contract holder dies prior to the end of 10 years,  the bonus  credit is returned to the  Company.  This  component  of the bonus  credit was  amortized  in proportion to expected  surrenders and mortality.  As of December 31, 2003 and 2002, the unearned  performance  credit asset was $0 and
$83.3  million,  respectively.  The deferred  bonus  credit  asset was  assigned a fair value of zero,  net of tax, as part of purchase accounting.  Updated versions of the Company's core products no longer contain this feature.

"Other assets" also consists of state  insurance  licenses.  Licenses to do business in all states have been  capitalized and reflected at the  purchase  price of $4.0  million at December  31,  2003.  Due to the  adoption of SFAS No. 142  "Accounting  for  Goodwill  and
Intangible  Assets",  the cost of the  licenses is no longer being  amortized  but is subjected  to an annual  impairment  test.  As of
December 31, 2003, the Company estimated the fair value of the state insurance  licenses to be in excess of book value and,  therefore, no impairment charge was required.

Contingencies
Amounts  related to  contingencies  are  accrued if it is probable  that a  liability  has been  incurred  and an amount is  reasonably estimable.

Insurance revenue and expense recognition
Revenues for variable  deferred annuity  contracts  consist of charges against  contract owner account values or separate  accounts for mortality  and expense  risks,  administration  fees,  surrender  charges and an annual  maintenance  fee per  contract.  Revenues  for mortality and expense risk charges and  administration  fees are recognized as assessed against the contract  holder.  Surrender charge revenue is recognized when the surrender  charge is assessed against the contract holder at the time of surrender.  Annual  maintenance fees are earned ratably throughout the year.

Benefit  reserves for the variable  investment  options on annuity  contracts  represent  the account  value of the  contracts  and are included in "Separate account liabilities".

Revenues for variable  immediate  annuity and  supplementary  contracts  with life  contingencies  consist of certain  charges  against contract owner account values  including  mortality and expense risks and  administration  fees.  These charges and fees are recognized as revenue as assessed against the contract holder.  Benefit reserves for variable  immediate annuity  contracts  represent the account value of the contracts and are included in "Separate account liabilities".

Revenues for the market value adjusted fixed  investment  option on annuity  contracts  consist of separate account  investment  income reduced by amounts  credited to the contract  holder for interest.  This net spread is included in "Net  investment  income  (loss)" on the Consolidated  Statements of Operations and Comprehensive  Income.  Benefit reserves for these contracts represent the account value of the contracts plus a market value  adjustment,  and are included in the general  account  "Policyholders'  account  balances" to the extent in excess of the separate account assets, typically for the market value adjustment at the reporting date.

American Skandia Life Assurance Corporation
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Notes to Consolidated Financial Statements
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2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Revenues for fixed immediate annuity and fixed  supplementary  contracts without life  contingencies  consist of net investment income.
Revenues for fixed  immediate  annuity  contracts  with life  contingencies  consist of single premium  payments  recognized as annuity considerations  when received.  Benefit reserves for these contracts are based on applicable  actuarial standards with assumed interest rates that vary by issue year and are  included in the general  account  "Policyholders'  account  balances".  Assumed  interest  rates ranged from 6.25% to 8.25% at December 31, 2003 and 2002.

Revenues for variable life insurance  contracts  consist of charges  against  contract  owner account  values or separate  accounts for mortality and expense risk fees,  administration  fees, cost of insurance fees,  taxes and surrender  charges.  Certain  contracts also include charges against  premium to pay state premium taxes.  All of these charges are recognized as revenue when assessed  against the contract  holder.  Benefit  reserves for variable  life  insurance  contracts  represent  the account  value of the  contracts  and are included in "Separate account liabilities".

Certain  annuity  contracts  provide  the  holder a  guarantee  that the  benefit  received  upon  death will be no less than a minimum prescribed  amount that is based upon a combination  of net deposits to the  contract,  net deposits to the contract  accumulated  at a specified rate or the highest  historical account value on a contract  anniversary.  To the extent the GMDB exceeds the current account value at the time of death,  the  Company  incurs a cost that is recorded as  "Policyholders'  benefits"  for the period in which death occurs.

Premiums,  benefits and expenses are stated net of reinsurance  ceded to other companies.  Estimated  reinsurance  recoverables and the cost of reinsurance  are recognized  over the life of the reinsured  policies using  assumptions  consistent with those used to account for the underlying policies.

Foreign currency translation adjustments
The  financial  position and results of  operations  of Skandia Vida were measured  using local  currency as the  functional  currency.
Assets and liabilities  were  translated to U.S.  dollars at the exchange rate in effect at the end of the period.  Revenues,  benefits and other expenses were translated at the average rate prevailing during the period.  Cumulative  translation  adjustments arising from the use of differing  exchange rates from period to period were charged or credited  directly to "Other  comprehensive  (loss) income."
The cumulative effect of changes in foreign exchange rates was included in "Accumulated other comprehensive (loss) income".

Asset management fees
In accordance with an agreement with ASISI, the Company  receives fee income  calculated on policyholder  account balances  invested in the American  Skandia Trust.  In addition,  the Company  receives fees calculated on policyholder  account  balances  invested in funds managed by companies  other than ASISI.  Asset  management  fees are  recognized as income when earned.  These revenues are recorded as
"Asset management fees" in the Consolidated Statements of Operations and Comprehensive Income.

Reinsurance
The Company cedes reinsurance under modified  co-insurance  arrangements.  These reinsurance  arrangements  provide additional capacity for growth in  supporting  the cash flow strain  from the  Company's  variable  annuity  and  variable  life  insurance  business.  The reinsurance is effected under quota share contracts.

At December  31, 2003 and 2002,  in  accordance  with the  provisions  of the  modified  coinsurance  agreements,  the Company  accrued approximately  $3.8 million and $5.4 million,  respectively,  for amounts receivable from favorable  reinsurance  experience on certain blocks of variable annuity business.

Income taxes
Prior to the acquisition of SUSI by Prudential  Financial,  the Company was included in the  consolidated  federal income tax return of
SUSI and filed  separate  state income tax returns.  Due to provisions in the Internal  Revenue Code,  the Company will not be eligible to join in the filing of the Prudential  Financial  consolidated  federal  income tax return until 2009. As a result,  the Company will file a separate federal tax return through 2008.  In addition, the Company will continue to file separate state income tax returns.

Deferred  income taxes are  generally  recognized,  based on enacted  rates,  when assets and  liabilities  have  different  values for financial  statement  and tax  reporting  purposes.  A valuation  allowance  is recorded to reduce a deferred tax asset to that portion that is expected to more likely than not be realized.

American Skandia Life Assurance Corporation
---------------------------------------------------------------------------------------------------------------------------------------
Notes to Consolidated Financial Statements
---------------------------------------------------------------------------------------------------------------------------------------

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Future fees payable to ASI
In a series of  transactions  with ASI,  the  Company  sold  certain  rights to receive a portion of future fees and  contract  charges expected to be realized on  designated  blocks of deferred  annuity  contracts.  The  proceeds  from the sales have been  recorded as a liability and are being amortized over the remaining surrender charge period of the designated contracts using the interest method.

Stock-based compensation
In 2003, Prudential Financial issued stock-based  compensation  including stock options,  restricted stock,  restricted stock units and performance  shares.  Effective  January 1, 2003,  Prudential  Financial changed its accounting for employee stock options to adopt the fair value  recognition  provisions of SFAS No. 123 "Accounting for Stock-Based  Compensation,"  as amended,  prospectively for all new awards  granted to  employees  on or after  January 1, 2003.  Accordingly,  results of  operations  of the Company for the eight months ended ended December 31, 2003, include costs of $106 thousand associated with stock-based  compensation issued by Prudential  Financial to certain  employees and  non-employees  of the Company and the  Consolidated  Statements of Financial  Position at December 31, 2003,
includes a reduction  in equity for  deferred  compensation.  Prior to January 1, 2003,  Prudential  Financial  accounted  for employee
stock  options  using  the  intrinsic   value  method  of  APB  No.  25  "Accounting  for  Stock  Issued  to  Employees,"  and  related interpretations.  Under this method,  Prudential Financial and the Company did not recognize any stock-based  compensation costs as all options granted had an exercise price equaled to the market value of Prudential Financial's Common Stock on the date of grant.

New accounting pronouncements
In July 2003,  the  Accounting  Standards  Executive  Committee  ("AcSEC") of the American  Institute of Certified  Public  Accountants
("AICPA")  issued Statement of Position ("SOP") 03-01,  "Accounting and Reporting by Insurance  Enterprises for Certain  Nontraditional
Long-Duration  Contracts and for Separate  Accounts." AcSEC has developed the SOP to address the evolution of product designs since the issuance of SFAS No. 60,  "Accounting and Reporting by Insurance  Enterprises," and SFAS No. 97, "Accounting and Reporting by Insurance
Enterprises  for Certain  Long-Duration  Contracts  and for Realized  Gains and Losses from the Sale of  Investments"  and the need for interpretive  guidance to be developed in three areas:  separate account presentation and valuation;  the accounting  recognition given sales inducements (bonus interest,  bonus credits,  persistency bonuses); and the classification and valuation of certain long-duration contract liabilities.

The most  significant  accounting  implications  of the SOP are as follows:  (1)  reporting  and measuring  assets and  liabilities  of separate account  products as general account assets and liabilities  when specified  criteria are not met; (2) reporting and measuring seed money in separate  accounts as general  account assets based on the insurer's  proportionate  beneficial  interest in the separate account's  underlying  assets;  (3) capitalizing  sales  inducements that meet specified  criteria and amortizing such amounts over the life of the contracts using the same methodology as used for amortizing  deferred  acquisition  costs, but immediately  expensing those sales  inducements  accrued or credited if such  criteria are not met; (4)  recognizing  contractholder  liabilities  for: (a) modified guaranteed  (market  value  adjusted)  annuities  at accreted  balances  that do not include the then current  market  value  surrender adjustment,  (b) two-tier annuities at the lower  (non-annuitization)  tier account value, (c) persistency  bonuses at amounts that are not reduced for expected  forfeitures,  (d) group pension  participating and similar general account "pass through"  contracts that are not accounted for under SFAS No. 133 at amounts based on the fair value of the assets or index that  determines the  investment  return pass through;  (5)  establishing  an  additional  liability  for GMDB and similar  mortality and morbidity  benefits only for contracts determined  to have  mortality  and  morbidity  risk that is other than  nominal  and when the risk  charges  made for a period are not proportionate to the risk borne during that period;  and (6) for contracts  containing an annuitization  benefits contract feature,  if such contract feature is not accounted for under the provisions of SFAS No. 133  establishing an additional  liability for the contract feature if the present  value of expected  annuitization  payments at the expected  annuitization  date  exceeds the  expected  account balance at the expected annuitization date.

The Company will adopt the SOP effective  January 1, 2004.  The effect of initially  adopting this SOP will be reported as a cumulative effect  of a change  in  accounting  principle  in the 2004  results  of  operations,  which  the  Company  expects  to be a charge  of approximately  $22 million before taxes or approximately  $14 million,  net of taxes. This charge is caused primarily by an increase in reserves for GMDB relating to our individual  variable annuity contracts and the impact of converting  certain  individual market value adjusted annuity ("MVA") contracts from separate account accounting treatment to general account accounting treatment.

American Skandia Life Assurance Corporation
---------------------------------------------------------------------------------------------------------------------------------------
Notes to Consolidated Financial Statements
---------------------------------------------------------------------------------------------------------------------------------------

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

In June 2001, the Financial  Accounting  Standards  Board (the "FASB")  issued SFAS No. 142,  "Goodwill and Other  Intangible  Assets."
SFAS No. 142 requires  that an  intangible  asset  acquired  either  individually  or with a group of other  assets shall  initially be recognized  and  measured  based on fair  value.  An  intangible  asset with a finite  life is  amortized  over its useful  life to the reporting entity;  an intangible asset with an indefinite  useful life,  including  goodwill,  is not amortized.  All intangible assets shall be tested for impairment in accordance with the statement.

The Company  applied the new rules on the  accounting  for  goodwill  and other  intangible  assets in the first  quarter of 2002.  The adoption of SFAS 142 did not have a significant impact on the Company's financial statements.

Effective April 1, 2001, the Company  adopted the Emerging Issues Task Force ("EITF") Issue 99-20,  "Recognition of Interest Income and
Impairment  on Purchased  and Retained  Beneficial  Interests in  Securitized  Financial  Assets."  Under the  consensus,  investors in certain  asset-backed  securities are required to record changes in their estimated yield on a prospective  basis and to evaluate these securities  for an other than  temporary  decline in value.  If the fair value of the  asset-backed  security  has  declined  below its carrying  amount and the decline is determined  to be other than  temporary,  the security is written down to fair value.  The adoption of EITF Issue 99-20 did not have a significant effect on the Company's financial statements.

Effective  January 1, 2001,  the Company  adopted  SFAS No. 133.  Derivative  instruments  held by the Company  consisted of equity put option  contracts  utilized to manage the economic  risks  associated  with GMDB.  These  derivative  instruments  were carried at fair value.  Realized and unrealized gains and losses were reported in the Consolidated  Statements of Operations and  Comprehensive  Income
as a component  of "Realized  investment  (losses)  gains,  net".  The  adoption of SFAS No. 133 did not have a material  effect on the
Company's financial statements.

Reclassifications
Certain amounts in the prior years have been reclassified to conform to the current year presentation.

American Skandia Life Assurance Corporation
---------------------------------------------------------------------------------------------------------------------------------------
Notes to Consolidated Financial Statements
---------------------------------------------------------------------------------------------------------------------------------------

3.   INVESTMENTS

Fixed Maturities and Equity Securities:
The following tables provide additional information relating to fixed maturities and equity securities as of December 31:

                                                                              2003
                                                 ----------------------------------------------------------------
                                                                    Gross            Gross
                                                  Amortized       unrealized       unrealized       Estimated
                                                     cost           gains            losses         fair value
                                                 -------------   --------------   --------------  ---------------
                                                                         (in thousands)
Fixed maturities available for sale
Bonds:
  U.S. Treasury securities and obligations
   of U.S. government corporations and
   agencies                                        $ 101,843       $    115          $   (500)     $  101,458

    States, municipalities and political
subdivisions                                         164,590             47            (1,434)        163,203

    Mortgage-backed securities                         2,638              9                 -           2,647

    Public utilities                                  11,192             47              (123)         11,116

    All other corporate bonds                        147,442            501            (1,136)        146,807

                                                 -------------   --------------   --------------  --------------
Total fixed maturities available for sale          $ 427,705       $    719          $ (3,193)     $  425,231
                                                 =============   ==============   ==============  ==============

Equity securities trading                          $  54,792       $  4,866          $   (173)     $   59,485
                                                 =============   ==============   ==============  ==============

                                                                              2002
                                                 ---------------------------------------------------------------
                                                                    Gross            Gross
                                                   Amortized      unrealized       unrealized       Estimated
                                                     cost            gains           losses        fair value
                                                 --------------  --------------   --------------  --------------
                                                                         (in thousands)
Fixed maturities available for sale
Bonds:
  U.S. Treasury securities and obligations
   of U.S. government corporations and
   agencies                                        $ 257,969       $   15,658       $       -       $ 273,627

    States, municipalities and political                 253                9              (1)            261
subdivisions

    Mortgage-backed securities                        13,000                -             (78)         12,922

    Public utilities                                   6,093              376             (18)          6,451

    All other corporate bonds                        102,107            3,255             (22)        105,340

                                                 --------------  --------------   --------------  --------------
Total fixed maturities available for sale          $ 379,422       $   19,298       $    (119)      $ 398,601
                                                 ==============  ==============   ==============  ==============

Equity securities available for sale               $  52,017       $     136        $    (384)      $  51,769
                                                 ==============  ==============   ==============  ==============

American Skandia Life Assurance Corporation
---------------------------------------------------------------------------------------------------------------------------------------
Notes to Consolidated Financial Statements
---------------------------------------------------------------------------------------------------------------------------------------

3.   INVESTMENTS (continued)

The amortized cost and estimated fair value of fixed maturities, by contractual maturities at December 31, 2003 is shown below:

                                                        Available for sale
                                               --------------------------------------
                                                  Amortized           Estimated
                                                     cost             fair value
                                               -----------------  -------------------
                                                          (in thousands)

        Due in one year or less                  $      21,412      $      21,424

        Due after one year through five years          239,186            238,777

        Due after five years through ten years         149,879            148,020

        Due after ten years                             14,590             14,363

        Mortgage-backed securities                       2,638              2,647
                                               -----------------  -------------------

        Total                                    $     427,705      $     425,231
                                               =================  ===================

Actual maturities may differ from contractual maturities because issuers have the right to call or prepay obligations.

Proceeds  from the sale of fixed  maturities  available  for sale during the eight  months ended  December 31, 2003,  four months ended
April 30, 2003 and years ended  December 31, 2002 and 2001,  were $7.7 million,  $129.0  million,  $367.2  million and $386.8  million, respectively.  Proceeds  from the maturity of fixed  maturities  available  for sale during the eight  months ended  December 31, 2003, four months ended April 30, 2003, and years ended December 31, 2002 and 2001, were $67.4 million,  $2.6 million,  $50 thousand and $4.0 million,  respectively.  Gross gains of $430 thousand,  $5.6 million, $8.2 million and $8.9 million, and gross losses of $386 thousand,
$150  thousand,  $4.5  million,  and $4.4 million were  realized on those sales during the eight months ended  December 31, 2003,  four months ended April 30, 2003, and years ended December 31, 2002 and 2001, respectively.

Due to the application of purchase  accounting on May 1, 2003, all fixed maturities and equity  securities,  which are in an unrealized loss  position as of December  31, 2003,  have been in such a position  for less than 12 months as of December  31, 2003.  Based on the above information in conjunction with other factors as outlined in our policy  surrounding  other than temporary  impairments (see Note
2), we have concluded that an adjustment  for other than  temporary  impairments is not warranted at December 31, 2003.  Writedowns for impairments  which were deemed to be other than  temporary  for equity  securities  was $3.8  million for the year ended  December  31,
2002.  There were no writedowns during the other periods.

As of the date of the  Acquisition,  the  Company  changed  its  classification  of equity  securities  held in  support  of a deferred compensation  plan from  available-for-sale  to  trading.  New  management  made this  decision  to align with  Prudential  Financial's accounting  policy.  These equity  securities were fair valued on May 1, 2003 under purchase  accounting and,  therefore,  there was no income  statement  impact for the change in  classification.  Such investments are now carried at fair value with changes in unrealized gains and losses reported in the Consolidated Statements of Operations and Comprehensive Income, as a component of "Other income".

American Skandia Life Assurance Corporation
---------------------------------------------------------------------------------------------------------------------------------------
Notes to Consolidated Financial Statements
---------------------------------------------------------------------------------------------------------------------------------------

3.   INVESTMENTS (continued)

Investment Income and Investment Gains and Losses

Net investment income (loss) arose from the following sources for the eight months ended December 31, 2003, four months ended April
30, 2003, and years ended December 31, 2002 and 2001:

                                                    Successor                         Predecessor
                                               --------------------- ----------------------------------------------

                                                Eight months ended    Four months ended
                                                December 31, 2003      April 30, 2003       2002          2001
                                               --------------------- ----------------------------------------------
                                                                         (in thousands)

  Fixed maturities - available for sale               $     7,547         $    5,342        $ 18,015    $  18,788
  Fixed, market value adjusted investment                  20,713             (6,350)            482        8,873
return
  Equity securities - available for sale                        -                412             809          622
  Policy loans                                                335                101             403          244
  Short-term investments and cash equivalents                 230                319           1,116          909
                                               --------------------- ----------------------------------------------
  Gross investment income (loss)                           28,825               (176)         20,825       29,436
       Less:  investment expenses                          (2,118)            (1,113)         (2,410)      (2,128)
                                               --------------------- ----------------------------------------------
  Net investment income (loss)                        $    26,707         $   (1,289)       $ 18,415    $  27,308
                                               ===================== ==============================================

Realized  investment  (losses) gains,  net including  charges for other than temporary  reductions in value, for the eight months ended
December 31, 2003, four months ended April 30, 2003, and years ended December 31, 2002 and 2001 were from the following sources:

                                                   Successor                         Predecessor
                                             ----------------------------------------------------------------------

                                              Eight months ended    Four months ended      2002          2001
                                               December 31, 2003      April 30, 2003
                                             ----------------------------------------------------------------------
                                                                        (in thousands)

  Fixed maturities                                 $       44            $    5,465        $  3,746    $  4,462
  Equity securities - available for sale                    -                  (809)        (13,362)     (3,534)
  Derivatives                                            (516)               (8,835)         31,803      12,027
  Sale of Skandia Vida                                      -                  (422)              -           -
  Other                                                     -                     -               2           -
                                             ----------------------------------------------------------------------

  Realized investment (losses) gains, net          $     (472)           $   (4,601)       $ 22,189    $ 12,955
                                             ======================================================================

Net Unrealized Investment Gains (Losses)

Net unrealized  investment  gains (losses) on securities  available for sale are included in the  Consolidated  Statements of Financial
Position as a component  of  "Accumulated  other  comprehensive  (loss)  income."  Changes in these  amounts  include  reclassification adjustments  to exclude from "Other  comprehensive  (loss)  income," those items that are included as part of "Net income" for a period that also had been part of "Other  comprehensive  (loss) income" in earlier  periods.  The amounts for the years ended December 31, net of tax, are as follows:

American Skandia Life Assurance Corporation
Notes to Consolidated Financial Statements
------------------------------------------------------------------------------------------------------------------------------------

3.                                                                       INVESTMENTS (continued)

                                                                                                 Accumulated
                                                                                                    other
                                                                                                comprehensive
                                                                                                income (loss)
                                                                                   Deferred    related to net
                                                Unrealized gains     Foreign      income tax     unrealized
                                                  (losses) on        currency     (liability)    investment
                                                  investments      translation      benefit    gains (losses)
                                               ------------------ -------------- ------------------------------
                                                                       (in thousands)
Balance, January 1, 2001 (Predecessor)           $       1,569       $     126      $   (592)     $    1,103
Net investment losses on investments arising
during the period                                         (401)              -           140            (261)
Reclassification adjustment for gains included
in net income                                              (22)              -             8             (14)
Net investment losses on foreign currency
translation during the period                                -            (103)           36             (67)
                                               ------------------ -------------- --------------- --------------

Balance, December 31, 2001 (Predecessor)                 1,146              23          (408)            761
Net investment gains on investments arising
during the period                                       16,053               -        (5,619)         10,434
Reclassification adjustment for losses
included in net income                                   1,732               -          (606)          1,126
Net investment losses on foreign currency
translation during the period                                -            (969)          339            (630)
                                               ------------------ -------------- ------------------------------

Balance, December 31, 2002 (Predecessor)                18,931            (946)       (6,294)         11,691
Net investment gains on investments arising
during the period                                        3,861               -        (1,345)          2,516
Reclassification adjustment for gains included
in net income                                           (5,231)              -         1,831          (3,400)
Net investment gains on foreign currency
translation during the period                                -             946          (331)            615
                                               ------------------ -------------- ------------------------------

Balance, April 30, 2003 (Predecessor)                   17,561               -        (6,139)         11,422
Acquisition purchase accounting adjustments            (17,561)              -         6,139         (11,422)
                                               ------------------ -------------- ------------------------------
Balance, May 1, 2003 opening balance sheet
(Successor)                                                  -               -             -               -
Net investment losses on investments arising
during the period                                       (2,474)              -           875          (1,599)
                                               ------------------ -------------- ------------------------------
Balance, December 31, 2003 (Successor)           $      (2,474)      $       -      $    875      $   (1,599)
                                               ================== ============== ==============================

The table below presents unrealized gains (losses) on investments by asset class at December 31,

                                                       2003                 2002                 2001
                                                  ----------------    ------------------   ------------------
                                                                        (in thousands)
    Fixed maturities                                $  (2,474)           $   19,179          $     5,949
    Equity securities, available for sale                   -                  (248)              (4,803)
                                                  ----------------    ------------------   ------------------

    Unrealized gains on investments                 $  (2,474)           $   18,931          $     1,146
                                                  ================    ==================   ==================

Securities Pledged and Special Deposits
The Company pledges  investment  securities it owns to  unaffiliated  parties  through  securities sold under  agreements to repurchase transactions.  At December 31, 2003 and 2002,  the carrying  value of fixed  maturities  available for sale pledged to third parties as reported in the Consolidated Statements of Financial Position were $20.4 million and $0, respectively.

Fixed  maturities  of $4.9  million and $4.8  million at December 31, 2003 and 2002,  respectively,  were on deposit with  governmental authorities or trustees as required by certain insurance laws.

American Skandia Life Assurance Corporation
---------------------------------------------------------------------------------------------------------------------------------------
Notes to Consolidated Financial Statements
---------------------------------------------------------------------------------------------------------------------------------------

4.   PURCHASE PRICE AND INTEGRATION

Prudential  Financial's  acquisition of SUSI was accounted for by applying the purchase method of accounting prescribed by Statement of
Financial  Accounting  Standards No. 141. The purchase  accounting  adjustments have been "pushed-down" to the Company,  as applicable.
Accordingly,  the assets and liabilities  assumed of SUSI and its wholly owned  subsidiaries,  including the Company,  were recorded at their fair values as of the date of acquisition.  The most  significant  adjustments  related to the value of the unamortized DAC asset being  assigned a value of zero,  the future fees payable to ASI liability  was  decreased by $256.6  million and an asset for VOBA was established  for $440.1  million.  The  allocation of the purchase  price  attributed to the Company at May 1, 2003, was as follows (in thousands):

Total investments at market value                        $      479,046
Cash and cash equivalents                                        28,018
VOBA                                                            440,130
Other assets at fair value                                      352,235
Separate account assets                                      22,311,085
Policyholder account balances                                  (167,505)
Other liabilities at fair value                                (644,379)
Separate account liabilities                                (22,311,085)
                                                         --------------
   Total purchase price                                  $      487,545
                                                         ==============

Included  in  other  liabilities  above  is an  accrual  of  approximately  $55  million  representing  costs  relating  to  severance, consolidation  of leased office space and other exit costs  expected to be incurred as a result of the  integration of the Company with
Prudential  Financial,  of which $10 million has been paid through  December 31, 2003. The integration is expected to continue  through the first quarter of 2005.  Currently,  the distribution,  marketing and product development  functions as well as many administrative, support,  and control  functions have been combined and assimilated.  Key management from both  organizations  have been retained,  and all major  decisions  related to the integration  have been  communicated.  In 2004,  integration  efforts will focus on  consolidating systems platforms and operating functions.  Thus far, the integration of the Company is proceeding as planned.

5.   DEFERRED POLICY ACQUISITION COSTS

The balances of and changes in DAC as of and for the eight months ended  December 31, 2003,  four months ended April 30, 2003 and years ended December 31, 2002 and 2001 are as follows:

                                                      Successor                      Predecessor
                                                   --------------- -------------------------------------------------

                                                     Eight months    Four months
                                                    ended December ended April 30,
                                                       31, 2003          2003            2002           2001
                                                   --------------- -------------------------------------------------
                                                                           (in thousands)
 Balance, beginning of period                         $         -     $  1,117,544    $  1,383,281   $  1,398,192
Capitalization of commissions, sales and issue
expenses                                                  126,891           69,723         244,322        209,136
Amortization                                               (4,319)         (57,122)       (510,059)      (224,047)

                                                   ----------------------------------------------------------------
Balance, end of period                                $   122,572     $  1,130,145    $  1,117,544   $  1,383,281
                                                   ================================================================

The DAC asset was assigned a fair value of zero on May 1, 2003, net of tax, as part of purchase accounting.

6.   VALUATION OF BUSINESS ACQUIRED

VOBA represents the present value of future profits  embedded in the acquired  contracts.  The VOBA is determined by estimating the net present value of future cash flows  expected to result from  contracts in force at the date of the  transaction.  Future  positive cash flows include fees and other  charges  assessed to the  contracts  for as long as they remain in force as well as fees  collected  upon surrender,  while future negative cash flows include costs to administer the contracts,  and benefit payments  including payments under the GMDB  provisions  of the  contracts.  VOBA will be amortized  over the overall  expected  life of the  contracts in  proportion  to estimated gross profits arising  principally from investment results,  mortality and expense margins,  and surrender charges based upon historical and estimated future experience, which is updated periodically.

American Skandia Life Assurance Corporation
---------------------------------------------------------------------------------------------------------------------------------------
Notes to Consolidated Financial Statements
---------------------------------------------------------------------------------------------------------------------------------------

6.   VALUATION OF BUSINESS ACQUIRED (continued)

The GMDB  feature  provides  annuity  contract  holders  with a  guarantee  that the  benefit  received at death will be no less than a prescribed  minimum  amount.  This minimum  amount is generally  based on the net deposits paid into the contract and, for greater than
80% of the business in force as of December 31, 2003,  this minimum  guarantee is applicable  only for the first ten contract  years or until a  specified  attained  age.  To the extent that the GMDB is higher  than the  current  account  value at the time of death,  the
Company incurs a cost. This results in increased  annuity policy benefits in periods of declining  financial  markets and in periods of stable financial markets following a decline.  Previously,  accounting  literature did not prescribe the recognition of a liability for the expected  future net costs  associated  with GMDB  provisions.  However,  effective  January 1, 2004, we will adopt SOP 03-01 which requires us to record such a liability  based on  application  of an expected  benefit ratio to  "cumulative  assessments"  through the balance sheet date,  and then  subtracting  "cumulative  excess  payments"  from that date. We currently  estimate this liability to be approximately  $3.0 million based on the difference  between the "cumulative  assessments" and "cumulative  excess  payments"  measured from May 1, 2003,  the date of  acquisition.  In our periodic  evaluation  of  unamortized  VOBA and DAC  associated  with our variable annuity  business,  we considered  the expected net costs  associated  with the GMDB in our  calculation of expected gross profits from this  business.  Accordingly,  the effect of  establishing  the GMDB reserve  related to this business  will be partially  offset by an estimated increase of approximately $1.0 million in unamortized VOBA and DAC, resulting in higher future amortization.

In addition to  establishing a liability  associated with the GMDB feature,  SOP 03-01 requires a change in valuation and  presentation of our liability  associated with the market value adjustment ("MVA") feature contained in certain annuity  contracts.  The MVA feature requires the Company to pay to the contract  holder upon surrender the accreted value of the fund as well as a market value  adjustment based on the  crediting  rates on the contract  surrendered  compared to crediting  rates on newly issued  contracts.  Currently,  this liability is reflected at market value,  which  considers the effects of unrealized  gains and losses in contract value  resulting from changes in  crediting  rates.  Upon  adoption  of SOP 03-01,  the  Company  will  reclassify  this  liability  from  "Separate  account liabilities" to  "Policyholders'  account  balances" and reduce it to reflect  accreted value,  which excludes the effect of unrealized gains and losses in contract value  resulting from changes in crediting  rates.  However,  in valuing the VOBA  established at the date of acquisition,  we considered the effect of unrealized  gains and losses in contract value  associated  with annuities  containing the
MVA feature on future cash flows.  As a result,  the  reduction in the  liability  for the MVA feature will result in a net decrease in
VOBA of  approximately  $130.0 million,  and lower future  amortization.  We currently  estimate the net income statement impact of the reduction in liability  associated with the MVA feature to be  approximately  $20.0 million,  which primarily  represents the impact of changes in crediting  rates from May 1, 2003,  the date of the  Acquisition,  through  January 1, 2004, the date of the adoption of SOP
03-01.

Details of VOBA and related interest and gross amortization for the eight months ended December 31, 2003 is as follows (in thousands):

                   Balance, May 1, 2003                                      $      440,130
                   Interest                                                          16,077
                   Amortization                                                     (54,038)
                                                                             ---------------
                   Balance, December 31, 2003                                $      402,169
                                                                             ==============

Estimated future net amortization of VOBA as of December 31, 2003 is as follows (in thousands):

                              2004                              $       68,301
                              2005                                      59,587
                              2006                                      50,914
                              2007                                      42,756
                              2008                                      36,025
                              2009 and thereafter                      144,586
                                                                --------------
                                 Total                          $      402,169
                                                                ==============

The following table provides  estimated  future  amortization of VOBA,  including the effect of adoption of SOP 03-01,  for the periods indicated (in thousands):

                              2004                              $       45,907
                              2005                                      40,050
                              2006                                      34,221
                              2007                                      28,737
                              2008                                      24,213
                              2009 and thereafter                       97,181
                                                                --------------
                                 Total                          $      270,309
                                                                ==============
American Skandia Life Assurance Corporation
---------------------------------------------------------------------------------------------------------------------------------------
Notes to Consolidated Financial Statements
---------------------------------------------------------------------------------------------------------------------------------------

7.   REINSURANCE

The Company cedes  insurance to other insurers in order to fund the cash strain  generated from  commission  costs on current sales and to limit its risk  exposure.  The Company uses  modified  coinsurance  reinsurance  arrangements  whereby the  reinsurer  shares in the experience of a specified  book of business.  These  reinsurance  transactions  result in the Company  receiving  from the reinsurer an upfront  ceding  commission on the book of business  ceded in exchange for the reinsurer  receiving in the future,  a percentage of the future fees  generated  from that book of business.  Such transfer does not relieve the Company of its primary  liability and, as such, failure of  reinsurers to honor their  obligation  could result in losses to the Company.  The Company  reduces this risk by evaluating the financial condition and credit worthiness of reinsurers.

The effect of  reinsurance  for the eight months ended  December 31, 2003,  four months ended April 30, 2003,  and years ended December
31, 2002 and 2001 was as follows (in thousands):

        Eight months ended December 31, 2003 (Successor)                Gross          Ceded           Net
                                                                    --------------- ------------- --------------
        Policy charges and fee income                               $   264,835     $   (22,880)  $   241,955
        Policyholders' benefits                                     $    43,246     $       434   $    43,680
        General, administrative and other expenses                  $   162,116     $    (2,143)  $   159,973

        Four months ended April 30, 2003 (Predecessor)
        Policy charges and fee income                               $   120,392     $   (11,179)  $   109,213
        Policyholders' benefits                                     $    24,355     $      (409)  $    23,946
        General, administrative and other expenses                  $   104,795     $    (7,155)  $    97,640

        2002 (Predecessor)
        Policy charges and fee income                               $   401,974     $   (38,554)  $   363,420
        Policyholders' benefits                                     $    60,440     $       (25)  $    60,415
        General, administrative and other expenses                  $   630,001     $     1,254   $   631,255

        2001 (Predecessor)
        Policy charges and fee income                               $   426,718     $   (35,024)  $   391,694
        Policyholders' benefits                                     $    (3,471)    $        92   $    (3,379)
        General, administrative and other expenses                  $   422,806     $    25,835   $   448,641

American Skandia Life Assurance Corporation
---------------------------------------------------------------------------------------------------------------------------------------
Notes to Consolidated Financial Statements
---------------------------------------------------------------------------------------------------------------------------------------

8.   INCOME TAXES

The components of income tax expense (benefit) for the eight months ended December 31, 2003, four months ended April 30, 2003 and years ended December 31, 2002 and 2001 are as follows:

                                                 Successor                          Predecessor
                                           ------------------------------------------------------------------------
                                            Eight months ended    Four months ended
                                             December 31, 2003      April 30, 2003        2002           2001
                                           ------------------------------------------------------------------------
                                                                       (in thousands)
Current tax (benefit) expense:
   U.S. and foreign                            $       (1,950)      $        (2,706)    $  (3,739)    $ (38,870)
   State and local                                        (22)                 (464)            -          (177)
                                           ------------------------------------------------------------------------
   Total                                               (1,972)               (3,170)       (3,739)      (39,047)
                                           ------------------------------------------------------------------------

Deferred tax expense (benefit):
   U.S. and foreign                                    51,475                (5,374)      (99,071)       46,215
   State and local                                        898                     -             -             -
                                           ------------------------------------------------------------------------
   Total                                               52,373                (5,374)      (99,071)       46,215
                                           ------------------------------------------------------------------------

Total income tax expense (benefit)             $       50,401       $        (8,544)    $(102,810)    $   7,168
                                           ========================================================================

The income tax expense  (benefit)  for the eight  months  ended  December  31,  2003,  four months ended April 30, 2003 and years ended
December  31, 2002 and 2001 differs from the amount  computed by applying  the expected  federal  income tax rate of 35% to income from operations before income taxes for the following reasons:

                                                 Successor                          Predecessor
                                           -------------------- ----------------------------------------------------

                                            Eight months ended    Four months ended
                                             December 31, 2003      April 30, 2003        2002           2001
                                           -------------------- ----------------------------------------------------
                                                                       (in thousands)

Expected federal income tax expense (benefit)  $       49,440        $        (263)     $ (93,823)    $  14,093
   Dividends received deduction                             -               (2,800)       (12,250)       (8,400)
   Loss on foreign subsidiary                               -               (5,374)           947           917
   Meals and entertainment                                490                  113            603           603
   State income taxes                                     570                 (301)             -           (62)
   Other                                                  (99)                  81          1,713            17
                                           ------------------------------------------------------------------------
   Total income tax expense (benefit)          $       50,401        $      (8,544)     $(102,810)    $   7,168
                                           ========================================================================

Deferred tax assets and liabilities at December 31, resulted from the items listed in the following table:

                                                              2003                   2002
                                                        ------------------     ------------------
                                                                    (in thousands)
         Deferred tax assets
            Insurance reserves                            $    251,486           $    165,348
            Future fees payable to ASI                         104,816                 21,475
            Compensation reserves                               25,628                 20,603
            Net operating loss carry forward                         -                147,360
            Net unrealized losses on securities                    876                      -
            Other                                                9,316                  6,530
                                                        ------------------     ------------------

            Deferred tax assets                                392,122                361,316
                                                        ------------------     ------------------

         Deferred tax liabilities
            VOBA and deferred acquisition costs, net          (133,750)              (312,933)
            Net unrealized gains on fixed maturity
            securities                                               -                 (6,713)
            Other                                               (1,422)                (3,464)
                                                        ------------------     ------------------
            Deferred tax liabilities                          (135,172)              (323,110)
                                                        ------------------     ------------------

         Net deferred tax asset                           $    256,950           $     38,206
                                                        ==================     ==================
American Skandia Life Assurance Corporation
---------------------------------------------------------------------------------------------------------------------------------------
Notes to Consolidated Financial Statements
---------------------------------------------------------------------------------------------------------------------------------------

8.   INCOME TAXES (continued)

Management  believes that based on its historical  pattern of taxable income,  the Company will produce sufficient income in the future to realize  its  deferred  tax assets.  It is intended  that the Company  will join in the  consolidated  federal  income tax return of
Prudential  Financial  once it becomes an  eligible  company.  A  valuation  allowance  would be  recorded  in the event of a change in management's assessment of the amount of the deferred tax asset that is realizable.

9.   STATUTORY NET INCOME AND SURPLUS AND DIVIDEND RESTRICTIONS

The Company is required to prepare statutory financial  statements in accordance with accounting  practices  prescribed or permitted by the State of Connecticut  Insurance  Department.  Prescribed  statutory  accounting practices include publications of the NAIC, as well as state laws,  regulations  and general  administrative  rules.  Statutory  accounting  practices  primarily  differ from U.S. GAAP by charging policy  acquisition costs to expense as incurred,  establishing  future policy benefit  liabilities using different  actuarial assumptions and valuing investments, deferred taxes, and certain assets on a different basis.

Statutory net loss of the Company  amounted to $13.7  million,  $192.5  million and $122.0  million,  for the years ended  December 31,
2003,  2002, and 2001,  respectively.  Statutory  surplus of the Company  amounted to $329.5 million and $280.0 million at December 31,
2003 and 2002, respectively.

In March 1998, the NAIC adopted the  Codification of Statutory  Accounting  Principles  guidance  ("Codification"),  which replaced the current  Accounting  Practices and  Procedures  manual as the NAIC's  primary  guidance on statutory  accounting as of January 1, 2001.
Codification  provided  guidance for areas where  statutory  accounting  had been silent and changed  current  statutory  accounting in certain areas.  The Company adopted the  Codification  guidance  effective  January 1, 2001. As a result of these changes,  the Company reported an increase to statutory surplus of $12.0 million.

In addition,  during 2001,  based on a  recommendation  from the State of Connecticut  Insurance  Department,  the Company  changed its statutory  method of  accounting  for its  liability  associated  with  securitized  variable  annuity  fees.  Under the new  method of accounting,  the liability for securitized  fees is established  consistent with the method of accounting for the liability  associated with variable  annuity fees ceded under  reinsurance  contracts.  This equates to the statutory  liability at any valuation  date being equal to the  Commissioners  Annuity Reserve  Valuation  Method ("CARVM")  offset related to the securitized  contracts.  The impact of this change in accounting,  representing  the difference in the liability  calculated  under the old method versus the new method as of
January 1, 2001,  was  reported as a cumulative  effect of change in  accounting  benefit  recorded  directly in  statutory  surplus of approximately $20.2 million.

In 2001, the Company,  in agreement with the  Connecticut  Insurance  Department,  changed its reserving  methodology to recognize free partial  withdrawals  and to reserve on a "continuous"  rather than "curtate"  basis.  The impact of these  changes,  representing  the difference  in reserves  calculated  under the new  methods  versus the old  methods,  was  recorded  directly to surplus as changes in reserves on account of valuation basis.  This resulted in an increase to the unassigned deficit of approximately $40.5 million.

Effective  January 1, 2002, the Company  adopted  Statement of Statutory  Accounting  Principles No. 82,  "Accounting  for the Costs of
Computer  Software  Developed  or Obtained  for  Internal  Use and Web Site  Development  Costs"  ("SSAP  82").  SSAP 82  requires  the capitalization  of certain costs incurred in connection  with developing or obtaining  internal use software.  Prior to the adoption of
SSAP 82, the Company  expensed all internal use software  related costs as incurred.  The Company has identified and  capitalized  $5.9 million  of  costs  associated  with  internal  use  software  as of  January  1,  2002 and is  amortizing  the  applicable  costs on a straight-line  basis over a three year period.  The costs  capitalized as of January 1, 2002 resulted in a direct  increase to surplus.
Amortization expense for the years ended December 31, 2003 and 2002 was $2.9 million and $2.8 million, respectively.

Under various state  insurance  laws, the maximum amount of dividends  that can be paid to  shareholders  without prior approval of the state  insurance  department  is subject to  restrictions  relating to statutory  surplus and net gain from  operations.  For 2004,  no amounts may be distributed without prior approval.

The Company has sold  variable  annuity  contracts  containing  a GMDB feature  that reduce on a  dollar-for-dollar  basis when partial withdrawal occurs.  During 2003, the NAIC adopted a revision to Actuarial  Guideline XXXIV,  "Variable Annuity Guaranteed Death Benefit
Reserves",  that clarified how the  dollar-for-dollar  benefit should be considered in the calculation of the reserve.  The methodology the Company is following is acceptable under this Guideline and no additional reserves need to be held.

American Skandia Life Assurance Corporation
---------------------------------------------------------------------------------------------------------------------------------------
Notes to Consolidated Financial Statements
---------------------------------------------------------------------------------------------------------------------------------------

10.  FAIR VALUE OF FINANCIAL INSTRUMENTS

The  estimated  fair values  presented  below have been  determined  using  available  market  information  and by  applying  valuation methodologies.  Considerable  judgment is applied in  interpreting  data to develop the estimates of fair value.  Estimated fair values may not be realized in a current market exchange.  The use of different market assumptions and/or estimation  methodologies  could have a material  effect on the estimated fair values.  The following  methods and  assumptions  were used in calculating  the estimated fair values (for all other financial instruments presented in the table, the carrying value approximates estimated fair value).

Fixed maturities and Equity securities
Estimated  fair values for fixed  maturities  and equity  securities  are based on quoted market prices or estimates  from  independent pricing services.

Derivative financial instruments
The estimated fair value of derivative financial instruments is determined based on the current value of the underlying index.

Surplus notes
Fair value of surplus notes are determined based on a discounted cash flow basis with a projected payment of principal and all accrued interest at the maturity date (see Note 12 for payment restrictions).

The following table discloses the carrying amounts and estimated fair values of the Company's financial instruments at December 31:

                                                          2003                               2002
                                            ---------------------------------------------------------------------
                                                                 Estimated                         Estimated
                                             Carrying value     fair value     Carrying value      fair value
                                            ---------------------------------------------------------------------
                                                                       (in thousands)
Financial assets:
   Fixed maturities                           $     425,231      $   425,231     $     398,601    $     398,601
   Equity securities                                 59,485           59,485            51,769           51,769
   Policy loans                                       8,371            8,371             7,559            7,559
   Short-term investments                            39,587           39,587                 -                -
   Other short-term investments                           -                -            10,370           10,370
   Cash and cash equivalents                              -                -            51,339           51,339
   Separate account assets                       25,817,612       25,817,612        21,905,613       21,905,613

Financial liabilities:
 Securities sold  under agreements to
 repurchase                                          20,850           20,850                 -                -
   Short-term borrowing                             116,000          116,000            10,000           10,000
   Surplus notes and accrued interest of
   $29.2  million in 2002                                 -                -           139,230          140,777

   Separate account liabilities                  25,817,612       25,817,612        21,905,613       21,905,613

American Skandia Life Assurance Corporation
---------------------------------------------------------------------------------------------------------------------------------------
Notes to Consolidated Financial Statements
---------------------------------------------------------------------------------------------------------------------------------------

11.  CONTINGENCIES AND LITIGATION

Contingencies
On an ongoing basis,  our internal  supervisory  and control  functions  review the quality of our sales,  marketing and other customer interface  procedures and practices and may recommend  modifications  or enhancements.  In certain cases, if appropriate,  we may offer customers remediation and may incur charges, including the cost of such remediation, administrative costs and regulatory fines.

The Company has received formal  requests for information  from regulators  including,  among others,  the New York Attorney  General's
Office and the  Securities  and Exchange  Commission in connection  with its variable  annuity  businesses.  The Company is cooperating with these inquiries and is conducting its own internal  review.  These matters could lead to proceedings  that result in disgorgement, fines or other sanctions.  The Company is unable to estimate its exposure, if any, at this time.

It is possible  that the results of  operations  or the cash flow of the Company in a particular  quarterly  or annual  period could be materially  affected as a result of payments in connection  with the matters  discussed above  depending,  in part, upon the results of operations or cash flow for such period.  Management  believes,  however,  that the ultimate payments in connection with these matters, after  consideration of applicable reserves and  indemnification,  should not have a material adverse effect on the Company's financial position.

Litigation
The  Company is subject to legal and  regulatory  actions  in the  ordinary  course of its  businesses,  including  class  actions  and individual  lawsuits.  Pending legal and regulatory  actions include  proceedings  relating to aspects of the businesses and operations that are specific to the Company and that are typical of the  businesses  in which the Company  operates.  Class action and  individual lawsuits involve a variety of issues and/or  allegations,  which include sales practices,  underwriting  practices,  claims payment and procedures,  premium charges,  policy servicing and breach of fiduciary duties to customers.  We are also subject to litigation arising out of our  general  business  activities,  such as our  investments  and third  party  contracts.  In  certain of these  matters,  the plaintiffs are seeking large and/or indeterminate amounts, including punitive or exemplary damages.

In recent years, a number of annuity  companies have been named as defendants in class action lawsuits  relating to the use of variable annuities  as funding  vehicles  for  tax-qualified  retirement  accounts.  The  Company is  currently a defendant  in one  lawsuit,  a purported  nationwide  class action  complaint,  filed in the United  States  District  Court for the Southern  District of New York in
December  2002,  Donovan v.  American  Skandia  Life Ass.  Corp.  et al. The  complaint  alleges  that the  Company  and certain of its affiliates  violated federal securities laws in marketing  variable  annuities and seeks injunctive relief and compensatory  damages in unspecified  amounts.  In July 2003,  the court granted the Company's  motion to dismiss the complaint  with  prejudice.  On August 29,
2003, Plaintiffs filed a notice of appeal of that decision with the United States Court of Appeals for the Second Circuit.

The Company's  parent and sole  shareholder,  ASI, is currently a named defendant in six purported  nationwide  class action  lawsuits.
Each of these lawsuits alleges that ASI and others violated  federal  securities laws in connection with late trading and market timing activities  and seeks  remedies,  including  compensatory  and  punitive  damages in  unspecified  amounts.  The cases are as  follows:
Lowinger v. Invesco  Advantage  Health  Sciences Fund, et al., filed in the United States  District Court for the Southern  District of
New York in December,  2003 and served on ASI in February,  2004;  Russo,  et al. v. Invesco  Advantage  Health  Sciences Fund, et al.,
filed in the United States  District Court for the Southern  District of New York in December,  2003,  this suit has not been served on
ASI; Lori Weinrib v. Invesco  Advantage  Health  Sciences  Fund, et al.,  filed in the United  States  District  Court for the Southern
District of New York in January,  2004,  this suit has not been served on ASI;  Erhlich v. Invesco  Advantage  Health  Sciences Fund et
al.,  filed in the United  States  District  Court for the  District  of  Colorado in  December,  2003,  this suit was served on ASI in
February,  2004;  Fattah v. Invesco  Advantage Health Sciences Fund, et al., filed in the United States District Court for the District of Colorado in December,  2003,  this suit has not been served on ASI. The Company  believes that these cases will be  consolidated  in
Multi-District litigation located in the Baltimore Division of the United States District Court for the District of Maryland.

The Company is also aware that ASI is a defendant  designated  as "Does  1-500" in a suit filed in October,  2003 in the United  States
District  Court for the Central  District of California  entitled Mike Sayegh v. Janus  Capital  Corporation,  et al. This suit alleges that various  defendants  engaged in improper late trading and market timing activities in various funds also named as defendants.  The complaint  further alleges that such  activities were in violation of California  Business and  Professional  Code Section 17200.  This
suit has not been  served  on ASI.  The  Company  believes  that this  suit may be  included  in the  Multi-District  action  discussed above.

American Skandia Life Assurance Corporation
---------------------------------------------------------------------------------------------------------------------------------------
Notes to Consolidated Financial Statements
---------------------------------------------------------------------------------------------------------------------------------------

11.  CONTINGENCIES AND LITIGATION (continued)

The Company's  litigation is subject to many  uncertainties,  and given the complexity and scope, the outcomes cannot be predicted.  It is possible  that the results of  operations  or the cash flow of the  Company in a  particular  quarterly  or annual  period  could be materially  affected by an  ultimate  unfavorable  resolution  of pending  litigation  and  regulatory  matters.  Management  believes, however,  that the ultimate outcome of all pending litigation and regulatory  matters,  after  consideration of applicable reserves and indemnification, should not have a material adverse effect on the Company's financial position.

It should be noted that the judgments,  settlements and expenses associated with many of these lawsuits,  administrative and regulatory matters,  including the complaints described above, may, after satisfaction of certain retention requirements,  fall within the purview of SICL's  indemnification  obligations  to  Prudential  Financial  and its  subsidiaries  under the  terms of the  Acquisition.  Those obligations of SICL provide for  indemnification of certain  judgments,  settlements,  and costs and expenses  associated with lawsuits and other claims against the Company  ("matters"),  and apply only to matters,  or groups of related  matters,  for which the costs and expenses  exceed $25 thousand  individually.  Those  obligations  only apply to such costs and expenses  that exceed $10 million in the aggregate,  subject to reduction for insurance  proceeds,  certain accruals and any tax benefit  applicable to such amounts,  and those obligations do not apply to the extent that such aggregate exceeds $1 billion.

12.  RELATED PARTY TRANSACTIONS

Affiliated Asset Management Fee Income
In accordance with an agreement with ASISI, the Company  receives fee income  calculated on policyholder  account balances  invested in the American Skandia Trust.  Income received from ASISI related to this agreement was $43.7 million,  $19.0 million,  $67.4 million and
$78.0  million for the eight months ended  December  31, 2003,  four months ended April 30, 2003 and years ended  December 31, 2003 and
2002,  respectively.  These  revenues  are  recorded as "Asset  management  fees" in the  Consolidated  Statements  of  Operations  and
Comprehensive Income.

Cost Allocation Agreements with Affiliates
Certain  operating  costs  (including  rental of office space,  furniture,  and  equipment)  have been charged to the Company at cost by
American Skandia  Information  Services and Technology  Corporation  ("ASIST"),  an affiliated  company.  ASLAC signed a written service agreement  with ASIST for these  services  executed  and  approved by the  Connecticut  Insurance  Department  in 1995.  This  agreement automatically continues in effect from year to year and may be terminated by either party upon 30 days written notice.

Allocated  depreciation expense was $4.2 million,  $2.2 million,  $7.4 million and $8.8 million for the eight months ended December 31,
2003,  four months ended April 30, 2003, and years ended  December 31, 2002 and 2001,  respectively.  Allocated  lease expense was $4.6 million,  $2.0 million,  $5.8 million and $6.5 million for the eight months ended  December 31, 2003,  four months ended April 30, 2003 and years ended  December  31,  2002 and 2001,  respectively.  Allocated  sub-lease  rental  income,  recorded as a reduction  to lease expense, was $1.2 million, $622 thousand,  $738 thousand,  $30 thousand for the eight months ended December 31, 2003, four months ended
April 30, 2003 and years ended December 31, 2002 and 2001,  respectively.  Assuming that the written  service  agreement  between ASLAC and ASIST continues  indefinitely,  ASLAC's allocated future minimum lease payments and sub-lease receipts per year and in aggregate as of December 31, 2003 are as follows (in thousands):

                                                                       Lease         Sub-Lease
                                                                  ---------------- --------------
                                  2004                            $     9,357      $     2,248
                                  2005                                  9,227            2,200
                                  2006                                  8,890            2,135
                                  2007                                  8,890            1,962
                                  2008                                  8,890            1,589
                                  2009 and thereafter                  20,254            6,034
                                                                  -----------      -----------
                                  Total                           $    65,508      $    16,168
                                                                  ===========      ===========

Beginning  in 1999,  the  Company  was  reimbursed  by its  affiliate  American  Skandia  Marketing,  Incorporated  ("ASM") for certain distribution  related costs  associated  with the sales of variable  annuities  from  revenues ASM receives  under a 12b-1 plan of AST.
Under this agreement,  the expenses reimbursed were $4.9 million,  $2.1 million,  $8.3 million, $6.6 million for the eight months ended
December  31,  2003,  four months ended April 30, 2003 and years ended  December  31, 2002 and 2001,  respectively.  As of December 31,
2003 and 2002, amounts receivable under this agreement were approximately $554 thousand and $458 thousand, respectively.

American Skandia Life Assurance Corporation
Notes to Consolidated Financial Statements
---------------------------------------------------------------------------------------------------------------------------------------

12.  RELATED PARTY TRANSACTIONS (continued)

The Company has granted ASISI a  non-exclusive  license to use all future  intellectual  capital  developed by the Company  relating to certain support services  programs and work, and the Company  provides certain services to ASISI relating to the programs.  The Company has a written  Licensing  of Know How and Service  Agreement  with ASISI  regarding  this license and the  provision  of services.  The
Agreement  was  approved  by the  Connecticut  Insurance  Department  on January 5, 1996 and  amended  by  informational  filing to the
Connecticut  Insurance Department on September 2, 1998. ASISI paid $1.6 million,  $1.7 million,  $6.1 million and $4.3 million to ASLAC during the eight  months  ended  December 31,  2003,  four months  ended April 30,  2003,  and years ended  December 31, 2002 and 2001, respectively, pursuant to the agreement.

The Company and ASM have a written Service Agreement,  approved by the Connecticut  Insurance Department on September 13, 1996, whereby
ASM pays,  on behalf of the  Company,  information  consulting  fees payable in  connection  with the sale of the  Company's  insurance products.  The Company  reimburses  ASM for ASM's payment of such fees on the  Company's  behalf.  The Company paid ASM $21.4  million,
$9.6 million,  $34.2 million and $32.7 million during the eight months ended  December 31, 2003,  four months ended April 30, 2003, and years ended  December 31, 2002 and 2001,  respectively,  pursuant to the  agreement.  This  Agreement  will  automatically  continue in effect from year to year.  This Agreement may be terminated upon 30-calendar days' written notice to the other party.

The Company pays  commissions  and certain other fees to ASM in  consideration  for ASM's  marketing and  underwriting of the Company's products,  which commissions and fees are paid by ASM to unaffiliated  broker-dealers who sell the Company's products.  Commissions and fees paid by the Company to ASM during the eight months ended  December  31,  2003,  four months ended April 30, 2003,  and years ended
December 31, 2002 and 2001 were $136.5 million, $46.0 million, $193.4 million and $193.1 million, respectively.

Debt Agreements
Short-term borrowing
The Company had a $10.0 million  short-term  loan payable to ASI at December 31, 2003 and 2002 as part of a revolving  loan  agreement.
The loan had an interest  rate of 1.71% and matured on January 30,  2004.  The loan was  subsequently  rolled over with a new  interest rate of 1.48% and a new maturity  date of April 30, 2004.  The total related  interest  expense to the Company was $116  thousand,  $60 thousand,  $271 thousand and $522 thousand for the eight months ended  December 31, 2003,  four months ended April 30, 2003,  and years ended  December 31, 2002 and 2001,  respectively.  Accrued  interest  payable was $29 thousand and $10 thousand as of December 31, 2003 and 2002, respectively.

On January 3, 2002, the Company  entered into a $150.0 million credit  facility with ASI. This credit  facility  terminates on December
31, 2005 and bears  interest at the offered rate in the London  interbank  market  (LIBOR) plus 0.35 percent per annum for the relevant interest period.  Interest  expense related to these  borrowings was $534 thousand,  $56 thousand and $2.2 million for the eight months ended December 31, 2003,  four months ended April 30, 2003 and year ended  December 31, 2002. As of December 31, 2003 and 2002,  $106.0
million and $0 was outstanding  under this credit  facility.  Accrued interest payable was $153 thousand and $0 as of December 31, 2003 and 2002, respectively.

Surplus notes
The Company had issued  surplus  notes to ASI in exchange for cash.  On May 1, 2003,  the Company  converted  all  outstanding  surplus notes to paid in capital as part of the  Acquisition.  The  conversion  included  the  principal  amount of $110.0  million and related interest of $32.2  million.  Surplus  notes  outstanding  as of December 31, 2002 was $110.0  million.  Interest  expense for the eight months  ended  December 31, 2003,  four months  ended April 30, 2003 and years ended  December 31, 2002 and 2001 was $0, $3.0  million,
$10.9 million and $13.0  million,  respectively.  Payment of interest and repayment of principal for these notes was subject to certain conditions  and required  approval by the Insurance  Commissioner  of the State of  Connecticut.  At December 31, 2003 and 2002, $0 and
$29.2 million, respectively, of accrued interest on surplus notes was not permitted for payment under these criteria.

Future fees payable to ASI
In a series of  transactions  with ASI,  the  Company  sold  certain  rights to receive a portion of future fees and  contract  charges expected to be realized on designated blocks of deferred annuity contracts.

The proceeds from the sales have been recorded as a liability and are being  amortized  over the remaining  surrender  charge period of the designated  contracts  using the interest  method.  The Company did not sell the right to receive future fees and charges after the expiration of the surrender charge period.

In connection with these sales, ASI, through special purpose trusts,  issued  collateralized  notes in private  placements,  which were secured by the rights to receive future fees and charges  purchased from the Company.  As part of the Acquisition,  the notes issued by
ASI were repaid.
American Skandia Life Assurance Corporation
Notes to Consolidated Financial Statements
---------------------------------------------------------------------------------------------------------------------------------------

12.  RELATED PARTY TRANSACTIONS (continued)

Under the terms of the securitization  purchase  agreements,  the rights sold provide for ASI to receive a percentage (60%, 80% or 100%
depending on the underlying  commission  option) of future mortality and expense charges and contingent  deferred sales charges,  after reinsurance,  expected to be realized  over the  remaining  surrender  charge  period of the  designated  contracts  (generally  6 to 8 years).  As a result of purchase  accounting,  the  liability was reduced to reflect the  discounted  estimated  future  payments to be made and has been subsequently  reduced by amortization  according to a revised  schedule.  If actual mortality and expense charges and contingent  deferred sales charges are less than those projected in the original  amortization  schedules,  calculated on a transaction by transaction basis, ASI has no recourse against the Company.

The Company has determined,  using  assumptions for lapses,  mortality,  free withdrawals and a long-term fund growth rate of 8% on the
Company's assets under management,  that the discounted  estimated future payments to ASI would be $337.1 million and $429.8 million as of December 31, 2003 and 2002, respectively.

On April 12, 2002, the Company  entered into a new  securitization  purchase  agreement with ASI. This  transaction  covers  designated blocks of business  issued from November 1, 2000 through  December 31, 2001.  The estimated  present value of the  transaction at April
12, 2002, using a discount rate of 6.00%, was $101.7 million.

Payments,  representing fees and charges in the aggregate amount,  of $94.3 million,  $50.5 million,  $186.8 million and $207.7 million were made by the Company to ASI during the eight  months  ended  December  31,  2003,  four months ended April 30, 2003 and years ended
December  31, 2002 and 2001,  respectively.  Related  expense  (income) of $11.1  million,  ($11.6)  million,  $828  thousand and $59.9 million has been included in the  Consolidated  Statements of Operations and  Comprehensive  Income for the eight months ended December
31, 2003, four months ended April 30, 2003 and years ended December 31, 2002 and 2001, respectively.

The  Commissioner  of the State of  Connecticut  has approved the transfer of future fees and charges;  however,  in the event that the
Company becomes subject to an order of liquidation or  rehabilitation,  the  Commissioner  has the ability to restrict the payments due to ASI, into a restricted account, under the Purchase Agreement subject to certain terms and conditions.

The present values of the transactions as of the respective effective date were as follows (dollars in thousands):

                                Closing      Effective        Contract Issue         Discount      Present
             Transaction          Date          Date              Period               Rate         Value
         ------------------- ------------- ------------- ------------------------ ------------- -------------

                1996-1         12/17/96        9/1/96       1/1/94 - 6/30/96           7.5%      $   50,221
                1997-1          7/23/97        6/1/97       3/1/96 - 4/30/97           7.5%          58,767
                1997-2         12/30/97       12/1/97       5/1/95 - 12/31/96          7.5%          77,552
                1997-3         12/30/97       12/1/97       5/1/96 - 10/31/97          7.5%          58,193
                1998-1          6/30/98        6/1/98       1/1/97 - 5/31/98           7.5%          61,180
                1998-2         11/10/98       10/1/98       5/1/97 - 8/31/98           7.0%          68,573
                1998-3         12/30/98       12/1/98       7/1/96 - 10/31/98          7.0%          40,128
                1999-1          6/23/99        6/1/99       4/1/94 - 4/30/99           7.5%         120,632
                1999-2         12/14/99       10/1/99      11/1/98 - 7/31/99           7.5%         145,078
                2000-1          3/22/00        2/1/00       8/1/99 - 1/31/00           7.5%         169,459
                2000-2          7/18/00        6/1/00       2/1/00 - 4/30/00          7.25%          92,399
                2000-3         12/28/00       12/1/00       5/1/00 - 10/31/00         7.25%         107,291
                2000-4         12/28/00       12/1/00       1/1/98 - 10/31/00         7.25%         107,139
                2002-1          4/12/02        3/1/02      11/1/00 - 12/31/01         6.00%         101,713

American Skandia Life Assurance Corporation
Notes to Consolidated Financial Statements
---------------------------------------------------------------------------------------------------------------------------------------

12.  RELATED PARTY TRANSACTIONS (continued)

Future  amortization  of future fees payable to ASI as of December  31, 2003,  according  to a revised  amortization  schedule,  are as follows (in thousands):

                                          Year         Amount
                                     -------------- ------------
                                     -------------- ------------

                                          2004      $   107,283
                                          2005           87,446
                                          2006           64,619
                                          2007           36,361
                                          2008           11,421
                                          2009              749
                                                    -----------
                                          Total     $   307,879
                                                    ===========

13.  LEASES

The Company entered into an eleven-year  lease agreement for office space in Westminster,  Colorado,  effective  January 1, 2001. Lease expense for the eight months ended  December 31, 2003,  four months ended April 30, 2003 and years ended December 31, 2002 and 2001 was
$1.7 million, $899 thousand,  $2.6 million and $1.6 million,  respectively.  Sub-lease rental income was $297 thousand,  $129 thousand,
$227 thousand and $0 for the eight months ended  December 31, 2003,  four months ended April 30, 2003 and years ended December 31, 2002 and 2001.  Future  minimum lease  payments and sub-lease  receipts per year and in aggregate as of December 31, 2003 are as follows (in thousands):

                                                                       Lease           Sub-Lease
                                                             ----------------- -----------------
                                   2004                          $    2,634         $      455
                                   2005                               2,691                190
                                   2006                               2,691                  -
                                   2007                               2,704                  -
                                   2008                               2,838                  -
                                   2009 and thereafter                8,279                  -
                                                                 ----------         ----------
                                   Total                         $   21,837         $      645
                                                                 ==========         ==========

14.  EMPLOYEE BENEFITS

On July 1, 2003, the Company's  employees  transitioned  from SICL's  benefit plans to Prudential  Financial's.  Prudential  sponsors a noncontributory  defined benefit pension plan that covers  substantially all of the Company's  employees.  Benefits are generally based on career average earnings and credited length of service.  Prudential  Financial's  funding policy is to contribute annually an amount necessary to satisfy the Internal Revenue Service contribution guidelines.

Prudential  plans also provide  certain life  insurance and health care benefits for its retired  employees,  their  beneficiaries  and covered dependents.  The health-care plan is contributory; the life insurance plan is noncontributory.

The costs relating to the aforementioned benefit plans amounted to $3.1 million for the eight months ended December 31, 2003.

Prior to May 1, 2003, the Company had a 401(k) plan for which  substantially  all employees are eligible.  Under this plan, the Company provides  a 50%  match  on  employees'  contributions  up to 6% of an  employee's  salary  (for an  aggregate  match of up to 3% of the employee's salary).  Additionally,  the Company may contribute  additional amounts based on profitability of the Company and certain of its  affiliates.  Expenses  (income)  related to this program for the eight months ended December 31, 2003, four months ended April 30,
2003, and years ended December 31, 2002 and 2001 were ($70)  thousand,  $425  thousand,  $719 thousand and $2.7 million,  respectively.
Company  contributions to this plan on behalf of the participants were $4 thousand,  $896 thousand,  $921 thousand and $2.5 million for the eight months ended December 31, 2003, four months ended April 30, 2003, and years ended December 31, 2002 and 2001, respectively.

Prior to July 1, 2003,  the Company had a deferred  compensation  plan,  which is  available to the field  marketing  staff and certain other  employees.  (Income)  expenses related to this program for the eight months ended December 31, 2003, four months ended April 30,
2003,  and the  years  ended  December  31,  2002 and  2001  were  ($41)  thousand,  $279  thousand,  $3.5  million  and $1.6  million, respectively.  Company  contributions to this plan on behalf of the  participants  were $27 thousand,  $126 thousand,  $5.3 million and
$1.7 million for the eight months ended  December  31, 2003,  four months ended April 30, 2003,  and years ended  December 31, 2002 and
2001, respectively.
American Skandia Life Assurance Corporation
Notes to Consolidated Financial Statements
---------------------------------------------------------------------------------------------------------------------------------------

14.  EMPLOYEE BENEFITS (continued)

The  Company  and certain  affiliates  cooperatively  have a long-term  incentive  program  under which units are awarded to  executive officers and other  personnel.  This plan will terminate in March 2004.  Prior to May 1, 2003, the Company and certain  affiliates also had a profit sharing  program,  which benefits all employees  below the officer  level.  These programs  consist of multiple plans with new plans instituted each year.  Generally,  participants  must remain employed by the Company or its affiliates at the time such units are payable in order to receive any  payments  under the  programs.  The accrued  liability  representing  the value of these units was
$1.2 million and $7.1 million as of December  31, 2003 and 2002,  respectively.  (Income)  expenses  related to these  programs for the eight  months  ended  December  31,  2003,  four months  ended April 30,  2003 and years ended  December  31, 2002 and 2001 were ($468)
thousand,  $249  thousand,  $1.5 million and ($9.8)  million,  respectively.  Payments  under these  programs were $1.0  million,  $4.7 million,  $8.0 million and $8.4 million for the eight months ended December 31, 2003,  four months ended April 30, 2003 and years ended
December 31, 2002 and 2001, respectively.

15.  CONTRACT WITHDRAWAL PROVISIONS

Approximately 99% of the Company's  separate account  liabilities are subject to discretionary  withdrawal by contract owners at market value or with  market  value  adjustment.  Separate  account  assets,  which  are  carried  at fair  value,  are  adequate  to pay such withdrawals, which are generally subject to surrender charges ranging from 10% to 1% for contracts held less than 10 years.

16.  RESTRUCTURING CHARGES

On March 22, 2001 and  December  3, 2001,  the Company  announced  separate  plans to reduce  expenses  to better  align its  operating infrastructure  with the current  investment  market  environment.  As part of the two plans,  the  Company's  workforce was reduced by approximately  140 positions and 115 positions,  respectively,  affecting  substantially  all areas of the Company.  Estimated  pre-tax severance  benefits of $8.5 million have been charged  against 2001  operations  related to these  reductions.  These charges have been reported in the  Consolidated  Statements of Income as a component of  Underwriting,  Acquisition and Other Insurance  Expenses.  As of
December 31, 2003 and 2002,  the remaining  restructuring  liability,  relating  primarily to the December 3, 2001 plan, was $0 and $12 thousand, respectively.

17.  SEGMENT REPORTING

Assets under management and sales for products other than variable  annuities have not been significant  enough to warrant full segment disclosures as required by SFAS 131,  "Disclosures  about Segments of an Enterprise and Related  Information," and the Company does not anticipate  that they  will be so in the  future  due to  changes  in the  Company's  strategy  to focus on its core  variable  annuity business.

American Skandia Life Assurance Corporation
---------------------------------------------------------------------------------------------------------------------------------------
Notes to Consolidated Financial Statements
---------------------------------------------------------------------------------------------------------------------------------------

18.  QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

The unaudited quarterly results of operations for the years ended December 31, 2003 and 2002 are summarized in the table below:

                                               Predecessor                            Successor
                                      -----------------------------------------------------------------------------
                                       Three months    One month     Two months    Three months    Three months
                                           ended         ended          ended          ended           ended
                                      -----------------------------------------------------------------------------
                                      -----------------------------------------------------------------------------
                                         March 31       April 30       June 30     September 30     December 31
                                      -----------------------------------------------------------------------------
                                      -----------------------------------------------------------------------------
2003                                                               (in thousands)
----
Total revenues                          $   104,470    $  30,059     $    89,807    $   126,498    $     133,294
Total benefits and expenses                 124,243       11,036          52,837         72,227           83,278
(Loss) income from operations before
income taxes                                (19,773)      19,023          36,970         54,271           50,016
Net (loss) income                           (11,554)      19,348          25,184         37,183           28,489

                                                            Three months ended (Predecessor)
                                              -------------------------------------------------------------
                                              -------------------------------------------------------------
                                                March 31       June 30      September 30    December 31
                                              -------------------------------------------------------------
2002                                                                 (in thousands)
----
Total revenues                                  $  120,767   $   141,815    $    155,888    $     89,044
Total benefits and expenses                        111,604       172,792         360,685         130,500
Income (loss) from operations before income
taxes                                                9,163       (30,977)       (204,797)        (41,456)
Net income (loss)                                    7,460       (19,231)       (132,043)        (21,443)

19.  EVENT (UNAUDITED) SUBSEQUENT TO DATE OF AUDITOR'S REPORT

With  respect to the formal  requests  for  information  from  regulators  referred to in Note 11 above,  the Company has  expanded the disclosure in its variable annuity  prospectuses  concerning its policies and procedures  regarding market timing.  The formal requests for  information  referred  to in Note 11 and  subsequent  discussions  with the  regulators  have  focused on the  Company's  previous disclosures relating to these policies and procedures.

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                                         SEPARATE ACCOUNT B

                                                    Report of Independent Auditors

To the Board of Directors of American Skandia Life Assurance Corporation and the Contractowners of American Skandia Life Assurance
Corporation Variable Account B:

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Sub-Accounts constituting the American Skandia
Life Assurance Corporation Variable Account B at December 31, 2003, the results of each of their operations and the changes in each of their net assets for the periods then ended, in conformity with accounting principles generally accepted in the United States of
America.  These financial statements are the responsibility of American Skandia Life Assurance Corporation's management; our responsibility is to express an opinion on these financial statements based on our audit.  We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation.  We believe that our audit, which included confirmation of securities at December 31, 2003 by correspondence with the
Funds, provides a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Hartford, Connecticut
March 31, 2004

                                          Report of Independent Auditors

To the Contractowners of
     American Skandia Life Assurance Corporation
     Variable Account B and the
     Board of Directors and Shareholder of
     American Skandia Life Assurance Corporation

We have  audited  the  accompanying  statement  of assets and  liabilities  and  contractowners'  equity of the one hundred twenty-four  sub-accounts of American Skandia Life Assurance  Corporation Variable Account B (the Account),
referred  to in Note 1, as of December  31,  2002,  and the related  statements  of  operations  and changes in net assets for each of the two years in the period then ended.  These financial  statements are the  responsibility  of the Account's  management.  Our responsibility is to express an opinion on these financial  statements based on our audits.

We conducted our audits in accordance  with  auditing  standards  generally  accepted in the United  States.  Those standards  require that we plan and perform the audit to obtain  reasonable  assurance  about whether the financial statements are free of material  misstatement.  An audit includes examining,  on a test basis,  evidence supporting the amounts and disclosures in the financial  statements.  Our procedures included confirmation of securities owned as of December 31, 2002, by  correspondence  with the fund managers,  or by other appropriate  auditing  procedures where  replies from fund managers were not received.  An audit also includes  assessing the  accounting  principles used  and  significant  estimates  made by  management,  as well as  evaluating  the  overall  financial  statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our  opinion,  the  financial  statements  referred to above  present  fairly,  in all  material  respects,  the financial  position of the one hundred  twenty-four  subaccounts  of American  Skandia Life  Assurance  Corporation
Variable  Account B, referred to in Note 1, at December 31, 2002,  and the results of their  operations and changes in their net assets for each of the two years in the period then ended in  conformity  with  accounting  principles generally accepted in the United States.

                                                                                /s/Ernst & Young LLP

Hartford, Connecticut
March 25, 2003

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
STATEMENT OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2003

---------------------------------------------------------------------------------------------------------------------------     -----------------------------------------------------------------------------------------------

                                             ASSETS                                                                                                   LIABILITIES

Investment in mutual funds at market value ( Note 2 ):
      American Skandia Trust ( AST ):
            Alger All-Cap Growth Portfolio - 80,007,805 shares ( cost $383,687,932)                          $ 396,838,714      Payable to American Skandia Trust                                                $ 102,028,337
            Alliance/Bernstein Growth + Value Portfolio - 6,970,949 shares ( cost $55,967,226)                  63,296,213      Payable to Gartmore Funds                                                              583,955
            Alliance Growth Portfolio - 27,620,349 shares ( cost $198,739,509)                                 230,629,919      Payable to INVESCO Variable Investment Funds                                           439,080
            Alliance Growth & Income Portfolio - 102,025,602 shares ( cost $1,709,985,916)                   1,806,873,422      Payable to Prudential Funds                                                             89,446
            American Century Income and Growth Portfolio - 24,911,601 shares ( cost $255,306,552)              297,693,630      Payable to Wells Fargo Variable Trust                                                   77,102
                                                                                                                                                                                                           --------------------
            American Century International Growth I Portfolio - 30,962,789 shares ( cost $313,885,425)         371,863,101                                Total Liabilities                                      $ 103,217,921
                                                                                                                                                                                                           --------------------
            American Century Strategic Balanced Portfolio - 17,563,907 shares ( cost $208,929,927)             226,925,680
            Cohen amp; Steers Real Estate Portfolio - 22,024,680 shares ( cost $232,654,422)                      284,338,615
            DeAm Bond Portfolio - 1,903,150 shares ( cost $19,816,119)                                          20,097,266
            DeAm Global Allocation Portfolio - 23,497,147 shares ( cost $284,665,265)                          260,113,420
            DeAm International Equity Portfolio - 12,489,204 shares ( cost $112,680,026)                       139,254,627
            DeAm Large-Cap Growth Portfolio - 3,334,197 shares ( cost $30,317,255)                              34,108,834
            DeAm Large-Cap Value Portfolio - 7,135,498 shares ( cost $61,332,650)                               70,284,651
            DeAm Small-Cap Growth Portfolio - 51,213,258 shares ( cost $295,304,333)                           390,757,155                            NET ASSETS
            DeAm Small-Cap Value Portfolio - 4,209,639 shares ( cost $43,146,814)                               46,726,995                                                                  Aggregate           Aggregate
            Federated Aggressive Growth Portfolio - 21,683,885 shares ( cost $164,693,691)                     186,698,252      Net Assets                                                    Units               Value
            Federated High Yield Bond Portfolio - 98,136,658 shares ( cost $792,308,960)                       860,658,494      AST - Alger All-Cap Growth Portfolio                            81,321,836       $ 396,838,714
            Gabelli All-Cap Value Portfolio - 17,017,543 shares ( cost $154,291,972)                           178,003,502      AST - Alliance/Bernstein Growth + Value Portfolio                6,683,505          63,296,213
            Gabelli Small-Cap Value Portfolio - 48,620,878 shares ( cost $604,104,632)                         763,347,794      AST - Alliance Growth Portfolio                                 19,857,909         230,629,919
            Goldman Sachs Concentrated Growth Portfolio - 53,646,286 shares ( cost $1,205,984,176)           1,118,525,070      AST - Alliance Growth & Income Portfolio                        90,205,111       1,806,873,422
            Goldman Sachs Mid-Cap Growth Portfolio - 41,698,170 shares ( cost $137,502,118)                    158,036,066      AST - American Century Income and Growth Portfolio              23,660,792         297,693,630
            Goldman Sachs Small-Cap Value Portfolio - 18,436,839 shares ( cost $274,841,718)                   334,075,526      AST - American Century International Growth I Portfolio         30,284,448         371,863,101
            Invesco Capital Income Portfolio - 42,609,840 shares ( cost $605,589,674)                          624,660,252      AST - American Century Strategic Balanced Portfolio             16,878,085         226,925,680
            Lord Abbett Bond Debenture Portfolio - 30,190,290 shares ( cost $324,667,715)                      345,376,922      AST - Cohen & Steers Real Estate Portfolio                      19,867,222         284,338,615
            Marsico Capital Growth Portfolio - 109,341,170 shares ( cost $1,464,462,501)                     1,688,227,674      AST - DeAm Bond Portfolio                                        1,856,710          20,097,266
            MFS Global Equity Portfolio - 9,929,274 shares ( cost $85,106,320)                                 101,775,060      AST - DeAm Global Allocation Portfolio                          15,841,018         260,113,420
            MFS Growth Portfolio - 80,452,760 shares ( cost $620,689,731)                                      587,305,149      AST - DeAm International Equity Portfolio                       12,065,446         139,254,627
            MFS Growth with Income Portfolio - 12,870,405 shares ( cost $97,813,839)                           108,240,110      AST - DeAm Large-Cap Growth Portfolio                            3,243,117          34,108,834
            Money Market Portfolio - 1,734,743,385 shares ( cost $1,735,626,811)                             1,735,626,811      AST - DeAm Large-Cap Value Portfolio                             7,016,075          70,284,651
            Neuberger & Berman Mid-Cap Growth Portfolio - 28,601,932 shares ( cost $297,940,710)               350,659,691      AST - DeAm Small-Cap Growth Portfolio                           43,078,181         390,757,155
            Neuberger & Berman Mid-Cap Value Portfolio - 56,840,171 shares ( cost $832,155,571)              1,011,755,055      AST - DeAm Small-Cap Value Portfolio                             4,135,661          46,726,995
            PBHG Small-Cap Growth Portfolio - 21,694,527 shares ( cost $279,194,122)                           328,021,254      AST - Federated Aggressive Growth Portfolio                     17,696,713         186,698,252
            PIMCO Limited Maturity Bond Portfolio - 87,844,781 shares ( cost $986,386,298)                     998,795,158      AST - Federated High Yield Bond Portfolio                       61,278,267         860,658,494
            PIMCO Total Return Bond Portfolio - 173,183,435 shares ( cost $2,041,258,723)                    2,076,469,346      AST - Gabelli All-Cap Value Portfolio                           17,029,290         178,003,502
            Sanford Bernstein Core Value Portfolio - 17,075,706 shares ( cost $159,976,563)                    190,735,631      AST - Gabelli Small-Cap Value Portfolio                         49,565,293         763,347,794
            Sanford Bernstein Managed Index 500 Portfolio - 47,411,814 shares ( cost $443,548,016)             520,581,722      AST - Goldman Sachs Concentrated Growth Portfolio               49,868,112       1,118,525,070
            Strong International Equity Portfolio - 21,043,368 shares ( cost $271,593,712)                     332,695,658      AST - Goldman Sachs Mid-Cap Growth Portfolio                    30,464,599         158,036,066
            T. Rowe Price Asset Allocation Portfolio - 22,991,087 shares ( cost $357,668,056)                  353,143,102      AST - Goldman Sachs Small-Cap Value Portfolio                   18,000,465         334,075,526
            T. Rowe Price Global Bond Portfolio - 18,836,087 shares ( cost $212,444,012)                       227,916,652      AST - Invesco Capital Income Portfolio                          34,631,684         624,660,252
            T. Rowe Price Natural Resources Portfolio - 9,678,234 shares ( cost $142,098,541)                  168,885,192      AST - Lord Abbett Bond Debenture Portfolio                      29,164,454         345,376,922
            William Blair International Growth Portfolio - 60,118,003 shares ( cost $589,244,695)              628,233,135      AST - Marsico Capital Growth Portfolio                         124,377,969       1,688,227,674
      Davis Funds (Davis):                                                                                                      AST - MFS Global Equity Portfolio                               10,003,157         101,775,060
            Value Fund  - 645,863 shares ( cost $6,232,655)                                                      6,826,770      AST - MFS Growth Portfolio                                      82,050,979         587,305,149
      Evergreen Variable Annuity Trust (Evergreen):                                                                             AST - MFS Growth with Income Portfolio                          12,899,283         108,240,110
            VA Foundation Fund - 601,404 shares ( cost $8,505,549)                                               7,842,305      AST - Money Market Portfolio                                   142,666,269       1,735,626,811
            VA Fund - 247,608 shares ( cost $2,850,651)                                                          2,973,771      AST - Neuberger & Berman Mid-Cap Growth Portfolio               23,386,566         350,659,691
            VA Growth & Income Fund - 392,877 shares ( cost $5,778,037)                                          6,026,736      AST - Neuberger & Berman Mid-Cap Value Portfolio                49,659,568       1,011,755,055
            VA International Equity Fund - 1,747,960 shares ( cost $18,056,682)                                 18,720,657      AST - PBHG Small-Cap Growth Portfolio                           19,781,570         328,021,254
            VA Omega Fund - 1,903,930 shares ( cost $25,411,927)                                                28,768,390      AST - PIMCO Limited Maturity Bond Portfolio                     74,965,699         998,795,158
            VA Special Equity Fund - 5,187,939 shares ( cost $51,919,151)                                       55,977,860      AST - PIMCO Total Return Bond Portfolio                        138,372,942       2,076,469,346
            VA Special Values Fund - 354,635 shares ( cost $4,384,910)                                         $ 4,886,867      AST - Sanford Bernstein Core Value Portfolio                    17,015,358       $ 190,735,631
            VA Strategic Income Fund - 666,843 shares ( cost $6,513,851)                                         7,001,850      AST - Sanford Bernstein Managed Index 500 Portfolio             44,902,347         520,581,722
      First Defined Portfolio Fund LLC (First Trust):                                                                           AST - Strong International Equity Portfolio                     15,962,091         332,695,658
            10 Uncommon Values Portfolio - 2,031,344 shares ( cost $9,733,671)                                   9,486,380      AST - T. Rowe Price Asset Allocation Portfolio                  19,492,726         353,143,102
            Energy Portfolio - 199,906 shares ( cost $2,275,262)                                                 2,838,672      AST - T. Rowe Price Global Bond Portfolio                       17,474,718         227,916,652
            Financial Services Portfolio - 357,983 shares ( cost $4,154,039)                                     4,761,175      AST - T. Rowe Price Natural Resources Portfolio                  8,214,933         168,885,192
            Global Target 15 Portfolio - 275,956 shares ( cost $2,583,623)                                       3,049,311      AST - William Blair International Growth Portfolio              46,081,888         628,233,135
            NASDAQ Target 15 Portfolio - 545,788 shares ( cost $4,759,175)                                       5,070,373      Davis - Value Fund                                                 737,092           6,826,770
            Pharmaceutical Portfolio - 397,991 shares ( cost $4,105,451)                                         4,119,206      Evergreen - VA Foundation Fund                                     886,775           7,842,305
            S&P Target 24 Portfolio - 728,749 shares ( cost $5,106,923)                                          5,553,070      Evergreen - VA Fund                                                285,261           2,973,771
            Target Managed VIP Portfolio - 2,347,921 shares ( cost $15,838,332)                                 20,497,349      Evergreen - VA Growth & Income Fund                                574,860           6,026,736
            Technology Portfolio - 417,110 shares ( cost $1,990,537)                                             2,073,039      Evergreen - VA International Equity Fund                         1,729,998          18,720,657
            The Dow DART 10 Portfolio - 510,115 shares ( cost $4,124,997)                                        4,269,659      Evergreen - VA Omega Fund                                        3,868,364          28,768,390
            Value Line Target 25 Portfolio - 1,476,784 shares ( cost $3,922,899)                                 4,932,457      Evergreen - VA Special Equity Fund                               5,050,359          55,977,860
      Gartmore Funds (Gartmore):                                                                                                Evergreen - VA Special Values Fund                                 312,372           4,886,867
            GVIT Developing Markets Portfolio - 15,198,866 shares ( cost $132,896,319)                         157,916,220      Evergreen - VA Strategic Income Fund                               520,820           7,001,850
      INVESCO Variable Investment Funds ( INVESCO ):                                                                            First Trust - 10 Uncommon Values Portfolio                       2,247,231           9,486,380
            VIF Dynamics Fund - 7,223,634 shares ( cost $78,657,653)                                            85,022,169      First Trust - Energy Portfolio                                     208,614           2,838,672
            VIF Financial Services Fund - 7,243,541 shares ( cost $80,809,042)                                  98,077,552      First Trust - Financial Services Portfolio                         373,550           4,761,175
            VIF Health Sciences Fund - 7,375,903 shares ( cost $114,699,224)                                   129,594,616      First Trust - Global Target 15 Portfolio                           286,091           3,049,311
            VIF Technology Fund - 7,828,499 shares ( cost $78,036,484)                                          92,924,281      First Trust - NASDAQ Target 15 Portfolio                           569,649           5,070,373
            VIF Telecommunications Fund - 7,879,548 shares ( cost $25,661,479)                                  28,996,735      First Trust - Pharmaceutical Portfolio                             411,777           4,119,206
      Liberty Variable Securities Funds (GAL):                                                                                  First Trust - S&P Target 24 Portfolio                              757,111           5,553,070
            Asset Allocation VS Fund - 1,923,417 shares ( cost $21,911,745)                                     26,543,155      First Trust - Target Managed VIP Portfolio                       2,174,647          20,497,349
            Columbia High Yield  VS Fund - 145,957 shares ( cost $1,349,123)                                     1,382,325      First Trust - Technology Portfolio                                 435,367           2,073,039
            Columbia Real Estate Equity VS Fund - 58,955 shares ( cost $629,867)                                   646,143      First Trust - The Dow DART 10 Portfolio                            527,356           4,269,659
            Equity VS Fund - 1,860,443 shares ( cost $35,519,529)                                               26,604,334      First Trust - Value Line Target 25 Portfolio                     1,541,426           4,932,457
            Federal Securities VS Fund - 706,488 shares ( cost $7,764,020)                                       7,912,658      Gartmore - GVIT Developing Markets Portfolio                    16,006,678         157,916,220
            Money Market VS Fund - 5,891,288 shares ( cost $5,895,419)                                           5,895,419      INVESCO - VIF Dynamics Fund                                      9,813,234          85,022,169
            Small Company Growth VS Fund - 229,395 shares ( cost $1,541,520)                                     2,277,895      INVESCO - VIF Financial Services Fund                            7,446,589          98,077,552
      ProFunds VP (ProFunds):                                                                                                   INVESCO - VIF Health Sciences Fund                              11,072,391         129,594,616
            VP Asia 30 Fund - 1,267,457 shares ( cost $46,531,426)                                              49,126,629      INVESCO - VIF Technology Fund                                   18,239,131          92,924,281
            VP Banks Fund - 173,942 shares ( cost $5,684,652)                                                    5,759,217      INVESCO - VIF Telecommunications Fund                            8,521,392          28,996,735
            VP Basic Materials Fund - 1,509,248 shares ( cost $49,097,469)                                      50,922,025      Liberty - Asset Allocation VS Fund                               2,207,046          26,543,155
            VP Bear Fund - 1,682,712 shares ( cost $55,654,684)                                                 53,661,698      Liberty - Columbia High Yield VS Fund                              104,701           1,382,325
            VP Biotechnology Fund - 650,222 shares ( cost $13,874,802)                                          14,278,862      Liberty - Columbia Real Estate Equity VS Fund                       42,830             646,143
            VP Bull Fund - 5,337,626 shares ( cost $132,818,842)                                               137,283,735      Liberty - Equity VS Fund                                         1,440,181          26,604,334
            VP Consumer Cyclical Fund - 135,532 shares ( cost $3,661,580)                                        3,777,286      Liberty - Federal Securities VS Fund                               781,490           7,912,658
            VP Consumer Non-Cyclical Fund - 81,493 shares ( cost $2,369,598)                                     2,406,488      Liberty - Money Market VS Fund                                     591,046           5,895,419
            VP Energy Fund - 1,565,212 shares ( cost $41,867,687)                                               44,342,460      Liberty - Small Company Growth VS Fund                             151,571           2,277,895
            VP Europe 30 Fund - 4,358,102 shares ( cost $97,997,819)                                           108,778,242      ProFunds - VP Asia 30 Fund                                       3,845,051          49,126,629
            VP Financial Fund - 579,122 shares ( cost $17,067,681)                                              17,790,626      ProFunds - VP Banks Fund                                           517,386           5,759,217
            VP Healthcare Fund - 904,661 shares ( cost $22,343,960)                                             23,349,294      ProFunds - VP Basic Materials Fund                               4,605,719          50,922,025
            VP Industrial Fund - 380,556 shares ( cost $11,639,118)                                             11,751,557      ProFunds - VP Bear Fund                                          5,782,535          53,661,698
            VP Internet Fund - 324,318 shares ( cost $14,608,173)                                               14,856,990      ProFunds - VP Biotechnology Fund                                 1,929,427          14,278,862
            VP Japan Fund - 904,891 shares ( cost $24,520,937)                                                  25,192,150      ProFunds - VP Bull Fund                                         13,720,881         137,283,735
            VP Mid-Cap Growth Fund - 1,561,843 shares ( cost $46,328,575)                                       46,542,921      ProFunds - VP Consumer Cyclical Fund                               403,045           3,777,286
            VP Mid-Cap Value Fund - 1,600,860 shares ( cost $48,556,158)                                        50,523,142      ProFunds - VP Consumer Non-Cyclical Fund                           244,725           2,406,488
            VP OTC Fund - 9,717,777 shares ( cost $146,459,816)                                                153,443,704      ProFunds - VP Energy Fund                                        4,640,216          44,342,460
            VP Pharmaceuticals Fund - 456,991 shares ( cost $12,022,558)                                        11,849,779      ProFunds - VP Europe 30 Fund                                    12,852,129         108,778,242
            VP Precious Metals Fund - 1,858,713 shares ( cost $70,561,944)                                      76,188,651      ProFunds - VP Financial Fund                                     1,706,565          17,790,626
            VP Real Estate Fund - 860,740 shares ( cost $34,171,010)                                            35,195,649      ProFunds - VP Healthcare Fund                                    2,641,542          23,349,294
            VP Rising Rates Opportunity Fund - 1,767,477 shares ( cost $42,371,798)                             41,217,552      ProFunds - VP Industrial Fund                                    1,160,314          11,751,557
            VP Semiconductor Fund - 623,944 shares ( cost $18,814,688)                                          18,306,502      ProFunds - VP Internet Fund                                        986,421          14,856,990
            VP Short OTC Fund - 1,459,626 shares ( cost $31,137,383)                                          $ 30,228,856      ProFunds - VP Japan Fund                                         2,740,092        $ 25,192,150
            VP Small-Cap Growth Fund - 4,893,401 shares ( cost $152,862,774)                                   153,408,108      ProFunds - VP Mid-Cap Growth Fund                                4,689,426          46,542,921
            VP Small-Cap Value Fund - 5,079,115 shares ( cost $146,404,684)                                    147,141,957      ProFunds - VP Mid-Cap Value Fund                                 4,741,994          50,523,142
            VP Technology Fund - 1,335,996 shares ( cost $20,299,080)                                           20,788,095      ProFunds - VP OTC Fund                                          25,158,040         153,443,704
            VP Telecommunications Fund - 545,137 shares ( cost $7,152,686)                                       7,490,179      ProFunds - VP Pharmaceuticals Fund                               1,316,013          11,849,779
            VP U.S. Government Plus Fund - 1,274,751 shares ( cost $40,273,625)                                 36,696,161      ProFunds - VP Precious Metals Fund                               5,642,672          76,188,651
            VP Ultra Bull Fund - 2,687,461 shares ( cost $54,488,116)                                           59,634,749      ProFunds - VP Real Estate Fund                                   2,564,420          35,195,649
            VP Ultra Mid-Cap Fund - 1,301,835 shares ( cost $37,134,024)                                        38,352,066      ProFunds - VP Rising Rates Opportunity Fund                      5,315,681          41,217,552
            VP Ultra OTC Fund - 36,246,770 shares ( cost $101,813,785)                                         110,190,184      ProFunds - VP Semiconductor Fund                                 1,915,121          18,306,502
            VP Ultra Small Cap Fund - 2,853,947 shares ( cost $81,429,284)                                      83,335,256      ProFunds - VP Short OTC Fund                                     4,453,229          30,228,856
            VP Utilities Fund - 1,011,511 shares ( cost $22,215,921)                                            22,637,616      ProFunds - VP Small-Cap Growth Fund                             14,600,310         153,408,108
      The Prudential Series Fund, Inc. (Prudential):                                                                            ProFunds - VP Small-Cap Value Fund                              14,977,525         147,141,957
            SP Jennison International Growth Fund - 3,995,244 shares ( cost $21,888,566)                        23,292,272      ProFunds - VP Technology Fund                                    3,794,916          20,788,095
      Rydex Variable Trust (Rydex):                                                                                             ProFunds - VP Telecommunications Fund                            1,363,145           7,490,179
            Nova Fund - 1,588,322 shares ( cost $15,168,965)                                                    11,451,799      ProFunds - VP U.S. Government Plus Fund                          3,342,258          36,696,161
            OTC Fund - 3,822,726 shares ( cost $93,499,732)                                                     50,307,077      ProFunds - VP Ultra Bull Fund                                    7,766,455          59,634,749
            Ursa Fund - 350,935 shares ( cost $2,411,525)                                                        2,028,404      ProFunds - VP Ultra Mid-Cap Fund                                 3,833,081          38,352,066
      Wells Fargo Variable Trust (WFVT):                                                                                        ProFunds - VP Ultra OTC Fund                                    77,397,873         110,190,184
            Asset Allocation Fund - 12,105,379 shares ( cost $164,062,593)                                     151,438,296      ProFunds - VP Ultra Small-Cap  Fund                              8,428,281          83,335,256
            Equity Income Fund - 1,550,779 shares ( cost $20,544,692)                                           23,153,132      ProFunds - VP Utilities Fund                                     2,837,987          22,637,616
            Equity Value Fund - 2,612,892 shares ( cost $21,834,132)                                            21,791,517      Prudential - SP Jennison International Growth Fund               2,705,434          23,292,272
            Growth Fund - 3,086,009 shares ( cost $59,208,854)                                                  39,778,658      Rydex - Nova Fund                                                2,051,127          11,451,799
            International Equity Fund - 318,655 shares ( cost $2,187,194)                                        2,409,034      Rydex - OTC Fund                                                 8,736,764          50,307,077
            Large Company Growth Fund - 1,808,596 shares ( cost $18,722,073)                                    15,553,927      Rydex - Ursa Fund                                                  186,419           2,028,404
            Money Market Fund - 46,697,993 shares ( cost $46,713,945)                                           46,713,945      WFVT - Asset Allocation Fund                                     7,245,117         151,438,296
            Small-Cap Growth Fund - 876,800 shares ( cost $9,693,645)                                            6,049,919      WFVT - Equity Income Fund                                        2,327,701          23,153,132
            Total Return Bond Fund - 2,458,452 shares ( cost $24,858,761)                                       26,284,941      WFVT - Equity Value Fund                                         2,644,097          21,791,517
                                                                                                                                WFVT - Growth Fund                                               2,373,768          39,778,658
                                                                                                 --------------------------
                          Total Invested Assets                                                           $ 23,614,421,226      WFVT - International Equity Fund                                   309,343           2,409,034
                                                                                                 --------------------------
                                                                                                                                WFVT - Large Company Growth Fund                                 1,878,768          15,553,927
                                                                                                                                WFVT - Money Market Fund                                         3,678,382          46,713,945
                                                                                                                                WFVT - Small-Cap Growth Fund                                       735,016           6,049,919
Receivable from American Skandia Life Assurance Corporation                                                      $ 804,515      WFVT - Total Return Bond Fund                                    2,027,228          26,284,941
Receivable from Davis Funds                                                                                            667
                                                                                                                                                                                                           --------------------
Receivable from Evergreen Funds                                                                                     37,288                                Total Net Assets                   1,919,732,698    $ 23,614,421,226
                                                                                                                                                                                                           --------------------
Receivable from First Trust Defined Funds                                                                          125,721
Receivable from Liberty Variable Investment Trust and Stein Roe Variable Investment Trust                          140,931
Receivable from ProFunds                                                                                       102,029,241
Receivable from Rydex Variable Trust                                                                                79,558
                                                                                                 --------------------------
                          Total Receivables                                                                  $ 103,217,921
                                                                                                 --------------------------

                                                                                                 --------------------------                                                                                --------------------
                          Total Assets                                                                    $ 23,717,639,147                                Total Liabilities and Net Assets                    $ 23,717,639,147
                                                                                                 ==========================                                                                                ====================

---------------------------------------------------------------------------------------------------------------------------     -----------------------------------------------------------------------------------------------
See Notes to Financial Statements

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003

---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                               --------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                                                             AST- Alliance/Bernstein                                                                                                                              AST-American Century            AST-American Century             AST-
                                                                                 AST - Alger All-Cap Growth     Growth + Value              AST - Alliance Growth    AST - Alliance Growth & Income    AST-American Century Income and Growth                     International Growth I          Strategic Balanced              Cohen & Steers Real Estate       AST - DeAm Bond              AST - DeAm Global Allocation   AST - DeAm International Equity
                                                                               -------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------      -------------------------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                                                 $ -                           $ 199,007                          $ -                      $ 14,904,653                          $ 3,121,469                              $ 6,081,663                        $ 4,010,116                     $ 6,795,749                           $ 718,436                       $ 3,281,525                        $ 617,067
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)                (5,084,261)                           (685,952)                  (3,234,916)                      (19,240,238)                          (3,534,045)                              (4,784,104)                        (2,742,153)                     (2,995,112)                           (381,657)                       (3,697,649)                      (1,586,004)
                                                                               ---------------------           -------------------------           ------------------          ------------------------        ---------------------------------------------------------------------------------------------------------        ------------------------          --------------------------      -------------------------------------------------------------
NET INVESTMENT (LOSS)/INCOME                                                             (5,084,261)                           (486,945)                  (3,234,916)                       (4,335,585)                            (412,576)                               1,297,559                          1,267,963                       3,800,637                             336,778                          (416,124)                        (968,937)
                                                                               ---------------------           -------------------------           ------------------          ------------------------        ---------------------------------------------------------------------------------------------------------        ------------------------          --------------------------      -------------------------------------------------------------

REALIZED (LOSS)/GAIN ON INVESTMENTS:
   Proceeds from Sales                                                                  188,833,490                          31,608,084                  144,207,953                       348,297,443                          114,969,299                              499,465,526                         61,529,874                     101,021,361                          38,133,000                        81,152,913                      128,678,603
   Cost of Securities Sold                                                              292,165,111                          32,947,361                  178,779,895                       507,514,404                          160,104,220                              518,692,591                         75,578,737                     102,285,528                          38,769,772                       117,877,321                      133,435,197

                                                                               ---------------------           -------------------------           ------------------          ------------------------        ---------------------------------------------------------------------------------------------------------        ------------------------          --------------------------      -------------------------------------------------------------
       Net (Loss)/Gain                                                                 (103,331,621)                         (1,339,277)                 (34,571,942)                     (159,216,961)                         (45,134,921)                             (19,227,065)                       (14,048,863)                     (1,264,167)                           (636,772)                      (36,724,408)                      (4,756,594)
   Short-Term Capital Gain Distributions Received                                                 -                                   -                            -                                 -                                    -                                        -                                  -                               -                             905,855                                 -                                -
   Long-Term Capital Gain Distributions Received                                                  -                                   -                            -                                 -                                    -                                        -                                  -                       3,955,952                                   -                                 -                                -
                                                                               ---------------------           -------------------------           ------------------          ------------------------        ---------------------------------------------------------------------------------------------------------        ------------------------          --------------------------      -------------------------------------------------------------

NET REALIZED (LOSS)/GAIN                                                               (103,331,621)                         (1,339,277)                 (34,571,942)                     (159,216,961)                         (45,134,921)                             (19,227,065)                       (14,048,863)                      2,691,785                             269,083                       (36,724,408)                      (4,756,594)

UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
   Beginning of Period                                                                 (196,155,924)                         (4,368,484)                 (51,610,636)                     (421,143,388)                         (61,440,954)                             (32,983,203)                       (25,305,088)                     (6,621,701)                            421,024                      (103,886,485)                     (12,226,980)
   End of Period                                                                         13,150,781                           7,328,987                   31,890,410                        96,887,507                           42,387,077                               57,977,676                         17,995,753                      51,684,193                             281,147                       (24,551,845)                      26,574,601
                                                                               ---------------------           -------------------------           ------------------          ------------------------        ---------------------------------------------------------------------------------------------------------        ------------------------          --------------------------      -------------------------------------------------------------

NET UNREALIZED GAIN/(LOSS)                                                              209,306,705                          11,697,472                   83,501,045                       518,030,895                          103,828,032                               90,960,880                         43,300,841                      58,305,893                            (139,877)                       79,334,640                       38,801,581
                                                                               ---------------------           -------------------------           ------------------          ------------------------        ---------------------------------------------------------------------------------------------------------        ------------------------          --------------------------      -------------------------------------------------------------

NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                       $ 100,890,823                         $ 9,871,250                 $ 45,694,187                     $ 354,478,349                         $ 58,280,535                             $ 73,031,374                       $ 30,519,942                    $ 64,798,316                           $ 465,985                      $ 42,194,108                     $ 33,076,050
                                                                               =====================           =========================           ==================          ========================        =========================================================================================================        ========================          ==========================      =============================================================

---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                     ---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                                                                                 AST-DeAm                    AST-Federated            AST-Federated               AST-Gabelli            AST-Gabelli         AST-Goldman Sachs            AST-Goldman Sachs          AST-Goldman Sachs
                                                                                      AST-DeAm Large-Cap Growth   AST-DeAm Large-Cap Value   AST-DeAm Small-Cap Growth            Small-Cap Value           Aggressive Growth          High Yield Bond          All-Cap Value          Small-Cap Value       Concentrated Growth            Mid-Cap Growth           Small-Cap Value
                                                                                     ---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                                                     $ 4,034                     $ 350,978                         $ -                     $ 12,572                        $ -             $ 47,832,928                 $ 855,702                $ 981,746               $ 3,735,809                      $ -                $ 2,388,943
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)                          (256,462)                     (734,944)                 (4,617,067)                    (303,459)                (1,536,639)             (10,873,512)               (1,782,027)              (8,038,762)              (15,322,200)              (1,392,514)                (4,099,682)
                                                                                     -----------------------------------------------------------------------------------------------------------------------------------------      -------------------       -------------------      -------------------        ------------------      -------------------      ---------------------
NET INVESTMENT (LOSS)/INCOME                                                                       (252,428)                     (383,966)                 (4,617,067)                    (290,888)                (1,536,639)              36,959,416                  (926,325)              (7,057,017)              (11,586,392)              (1,392,514)                (1,710,738)
                                                                                     -----------------------------------------------------------------------------------------------------------------------------------------      -------------------       -------------------      -------------------        ------------------      -------------------      ---------------------

REALIZED (LOSS)/GAIN ON INVESTMENTS:
   Proceeds from Sales                                                                            9,380,714                    16,646,138                 199,327,513                   38,841,166                136,490,053              792,992,215               153,389,676              231,023,761               440,637,842               20,237,480                103,474,136
   Cost of Securities Sold                                                                        8,979,679                    20,152,461                 206,424,899                   34,635,192                107,009,357              767,274,737               155,839,375              250,071,685             1,001,153,288               25,801,817                111,747,889

                                                                                     -----------------------------------------------------------------------------------------------------------------------------------------      -------------------       -------------------      -------------------        ------------------      -------------------      ---------------------
       Net (Loss)/Gain                                                                              401,035                    (3,506,323)                 (7,097,386)                   4,205,974                 29,480,696               25,717,478                (2,449,699)             (19,047,924)             (560,515,446)              (5,564,337)                (8,273,753)
   Short-Term Capital Gain Distributions Received                                                         -                             -                           -                            -                          -                        -                         -                        -                         -                        -                          -
   Long-Term Capital Gain Distributions Received                                                          -                             -                           -                            -                          -                        -                         -                        -                         -                        -                          -
                                                                                     -----------------------------------------------------------------------------------------------------------------------------------------      -------------------       -------------------      -------------------        ------------------      -------------------      ---------------------

NET REALIZED (LOSS)/GAIN                                                                            401,035                    (3,506,323)                 (7,097,386)                   4,205,974                 29,480,696               25,717,478                (2,449,699)             (19,047,924)             (560,515,446)              (5,564,337)                (8,273,753)

UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
   Beginning of Period                                                                             (598,689)                   (6,553,157)                (37,793,859)                      36,734                   (581,924)              (4,165,213)              (15,437,714)             (32,864,991)             (885,471,572)             (11,085,193)               (47,152,052)
   End of Period                                                                                  3,791,580                     8,952,001                  95,452,822                    3,580,181                 22,004,561               68,349,534                23,711,529              159,243,162               (87,459,105)              20,533,948                 59,233,808
                                                                                     -----------------------------------------------------------------------------------------------------------------------------------------      -------------------       -------------------      -------------------        ------------------      -------------------      ---------------------

NET UNREALIZED GAIN/(LOSS)                                                                        4,390,268                    15,505,157                 133,246,682                    3,543,447                 22,586,485               72,514,746                39,149,243              192,108,153               798,012,467               31,619,140                106,385,860
                                                                                     -----------------------------------------------------------------------------------------------------------------------------------------      -------------------       -------------------      -------------------        ------------------      -------------------      ---------------------

NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                 $ 4,538,875                  $ 11,614,868               $ 121,532,229                  $ 7,458,533               $ 50,530,542            $ 135,191,640              $ 35,773,220            $ 166,003,212             $ 225,910,630             $ 24,662,290               $ 96,401,368
                                                                                     =========================================================================================================================================      ===================       ===================      ===================        ==================      ===================      =====================

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                     ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                                                                                                                                                                                                                           AST - Neuberger & Berman            AST-Neuberger & Berman
                                                                                      AST - Invesco Capital Income   AST - Lord Abbett Bond Debenture   AST - Marsico Capital Growth            AST - MFS Global Equity                AST - MFS Growth       AST - MFS Growth with Income         AST - Money Market            Mid-Cap Growth                  Mid-Cap Value              AST-PBHG Small-Cap Growth   AST-PIMCO Limited Maturity Bond
                                                                                     ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                                           $ 14,844,879                      $ 6,759,759                            $ -                               $ 120,069                               $ -                           $ 321,644                     $ 15,583,326                             $ -                  $ 1,692,163                               $ -                    $ 23,766,219
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)                   (8,469,454)                      (2,968,611)                   (18,519,512)                             (1,091,873)                       (7,761,045)                         (1,262,627)                     (35,152,536)                     (4,344,223)                 (11,369,332)                       (3,900,790)                    (15,980,603)
                                                                                     ------------------              -------------------            -------------------                   ---------------------               -------------------                 -------------------              -------------------             -------------------           ------------------               -------------------             -------------------
NET INVESTMENT (LOSS)/INCOME                                                                 6,375,424                        3,791,148                    (18,519,512)                               (971,804)                       (7,761,045)                           (940,983)                     (19,569,210)                     (4,344,223)                  (9,677,169)                       (3,900,790)                      7,785,616
                                                                                     ------------------              -------------------            -------------------                   ---------------------               -------------------                 -------------------              -------------------             -------------------           ------------------               -------------------             -------------------

REALIZED (LOSS)/GAIN ON INVESTMENTS:
   Proceeds from Sales                                                                     246,646,363                      166,765,245                    373,197,804                              31,654,509                       160,279,894                          25,829,573                    6,826,352,487                     241,943,130                  196,927,305                       352,710,812                     716,939,480
   Cost of Securities Sold                                                                 332,883,818                      156,820,514                    451,553,702                              33,245,866                       251,125,132                          31,565,588                    6,826,352,487                     242,023,142                  222,120,021                       309,840,352                     708,400,186

                                                                                     ------------------              -------------------            -------------------                   ---------------------               -------------------                 -------------------              -------------------             -------------------           ------------------               -------------------             -------------------
       Net (Loss)/Gain                                                                     (86,237,455)                       9,944,731                    (78,355,898)                             (1,591,357)                      (90,845,238)                         (5,736,015)                               -                         (80,012)                 (25,192,716)                       42,870,460                       8,539,294
   Short-Term Capital Gain Distributions Received                                                    -                                -                              -                                       -                                 -                                   -                            2,959                               -                            -                                 -                       9,420,632
   Long-Term Capital Gain Distributions Received                                                     -                                -                              -                                       -                                 -                                   -                                -                               -                            -                                 -                       4,724,632
                                                                                     ------------------              -------------------            -------------------                   ---------------------               -------------------                 -------------------              -------------------             -------------------           ------------------               -------------------             -------------------

NET REALIZED (LOSS)/GAIN                                                                   (86,237,455)                       9,944,731                    (78,355,898)                             (1,591,357)                      (90,845,238)                         (5,736,015)                           2,959                         (80,012)                 (25,192,716)                       42,870,460                      22,684,558

UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
   Beginning of Period                                                                    (160,340,071)                       3,181,872                   (205,846,418)                             (4,022,932)                     (234,473,210)                        (12,417,635)                               -                     (27,394,187)                 (97,208,197)                       (6,855,283)                     22,600,283
   End of Period                                                                            19,070,578                       20,709,207                    223,765,173                              16,668,740                       (33,384,581)                         10,426,271                                -                      52,718,982                  179,599,485                        48,827,132                      12,408,860
                                                                                     ------------------              -------------------            -------------------                   ---------------------               -------------------                 -------------------              -------------------             -------------------           ------------------               -------------------             -------------------

NET UNREALIZED GAIN/(LOSS)                                                                 179,410,649                       17,527,336                    429,611,591                              20,691,672                       201,088,629                          22,843,906                                -                      80,113,168                  276,807,681                        55,682,415                     (10,191,423)
                                                                                     ------------------              -------------------            -------------------                   ---------------------               -------------------                 -------------------              -------------------             -------------------           ------------------               -------------------             -------------------

NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                           $ 99,548,619                     $ 31,263,215                  $ 332,736,181                            $ 18,128,511                     $ 102,482,347                        $ 16,166,908                    $ (19,566,251)                   $ 75,688,934                $ 241,937,796                      $ 94,652,085                    $ 20,278,751
                                                                                     ==================              ===================            ===================                   =====================               ===================                 ===================              ===================             ===================           ==================               ===================             ===================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003

---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                -------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                                                           AST-Sanford Bernstein             AST-Strong                    AST-T. Rowe Price                                             AST-T. Rowe Price                   AST-William Blair
                                                                                  AST-PIMCO Total Return Bond      AST-Sanford Bernstein Core Value        Managed Index 500                International Equity            Asset Allocation         AST-T. Rowe Price Global Bond       Natural Resources                 International Growth                     Davis-Value        Evergreen-VA Blue Chip     Evergreen-VA Capital Growth
                                                                                --------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------     ------------------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                                              $ 80,553,600                            $ 1,336,476                       $ 5,235,098                     $ 2,643,943                       $ 6,984,661                       $ 7,282,332                   $ 1,590,583                            $ -                      $ 44,685                        $ -                       $ 141,210
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)                     (31,991,545)                            (2,911,570)                       (6,247,258)                     (5,015,746)                       (4,098,212)                       (3,132,559)                   (1,568,893)                    (5,163,089)                      (72,703)                   (35,090)                        (69,970)
                                                                                --------------------------         ------------------------------         -------------------------         -----------------------        --------------------------        --------------------------        ----------------------         ----------------------       -----------------------     ----------------------        ------------------------
NET INVESTMENT (LOSS)/INCOME                                                                   48,562,055                             (1,575,094)                       (1,012,160)                     (2,371,803)                        2,886,448                         4,149,773                        21,691                     (5,163,089)                      (28,018)                   (35,090)                         71,240
                                                                                --------------------------         ------------------------------         -------------------------         -----------------------        --------------------------        --------------------------        ----------------------         ----------------------       -----------------------     ----------------------        ------------------------

REALIZED (LOSS)/GAIN ON INVESTMENTS:
   Proceeds from Sales                                                                      1,021,915,195                            241,382,943                       405,989,116                     356,761,967                        47,707,049                       182,099,159                    53,712,593                    164,635,046                       600,964                  3,332,396                       6,898,304
   Cost of Securities Sold                                                                    993,317,058                            229,436,633                       434,166,491                     350,879,407                        62,612,584                       166,311,810                    60,671,402                    259,754,401                       805,853                  4,047,430                       8,305,470

                                                                                --------------------------         ------------------------------         -------------------------         -----------------------        --------------------------        --------------------------        ----------------------         ----------------------       -----------------------     ----------------------        ------------------------
       Net (Loss)/Gain                                                                         28,598,137                             11,946,310                       (28,177,375)                      5,882,560                       (14,905,535)                       15,787,349                    (6,958,809)                   (95,119,355)                     (204,889)                  (715,034)                     (1,407,166)
   Short-Term Capital Gain Distributions Received                                              43,262,617                                      -                                 -                               -                                 -                           181,223                             -                              -                             -                          -                               -
   Long-Term Capital Gain Distributions Received                                               39,334,671                                      -                                 -                               -                                 -                           209,448                     2,221,292                              -                             -                          -                               -
                                                                                --------------------------         ------------------------------         -------------------------         -----------------------        --------------------------        --------------------------        ----------------------         ----------------------       -----------------------     ----------------------        ------------------------

NET REALIZED (LOSS)/GAIN                                                                      111,195,426                             11,946,310                       (28,177,375)                      5,882,560                       (14,905,535)                       16,178,020                    (4,737,517)                   (95,119,355)                     (204,889)                  (715,034)                     (1,407,166)

UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
   Beginning of Period                                                                        115,113,897                             (5,448,203)                      (52,062,105)                    (27,501,365)                      (75,657,810)                       13,939,702                   (10,078,843)                  (185,234,782)                     (958,736)                (1,143,118)                     (1,914,099)
   End of Period                                                                               35,210,623                             30,759,068                        77,033,707                      61,101,946                        (4,524,954)                       15,472,640                    26,786,650                     38,988,439                       594,115                          -                               -
                                                                                --------------------------         ------------------------------         -------------------------         -----------------------        --------------------------        --------------------------        ----------------------         ----------------------       -----------------------     ----------------------        ------------------------

NET UNREALIZED GAIN/(LOSS)                                                                    (79,903,273)                            36,207,271                       129,095,812                      88,603,310                        71,132,857                         1,532,938                    36,865,494                    224,223,221                     1,552,851                  1,143,118                       1,914,099
                                                                                --------------------------         ------------------------------         -------------------------         -----------------------        --------------------------        --------------------------        ----------------------         ----------------------       -----------------------     ----------------------        ------------------------

NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                              $ 79,854,207                           $ 46,578,487                      $ 99,906,276                    $ 92,114,067                      $ 59,113,770                      $ 21,860,731                  $ 32,149,668                  $ 123,940,777                   $ 1,319,944                  $ 392,995                       $ 578,173
                                                                                ==========================         ==============================         =========================         =======================        ==========================        ==========================        ======================         ======================       =======================     ======================        ========================

---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                     -----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                                                                                                                                                                                                                                                                            Evergreen-VA
                                                                                     Evergreen - VA Equity Index   Evergreen - VA Foundation        Evergreen - VA Fund         Evergreen - VA Global Leaders     Evergreen - VA Growth & Income  Evergreen-VA International Equity  Evergreen-VA Omega    Evergreen-VA Special Equity   Evergreen-VA Special Values     Strategic Income        First Trust-10 Uncommon Values
                                                                                     -----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                                                  $ 50,392                     $ 166,487                            $ -                          $ 92,755                         $ 28,021                       $ 154,321                             $ -                      $ -                       $ 4,605                         $ -                        $ -
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)                         (48,470)                     (104,499)                        (2,708)                         (184,972)                          (5,340)                        (22,031)                       (256,567)                (496,355)                      (55,012)                    (91,868)                   (99,438)
                                                                                     ---------------------       -----------------------       ------------------------       ---------------------------        -------------------------        ------------------------         -----------------------       ------------------       -----------------------        --------------------       --------------------
NET INVESTMENT (LOSS)/INCOME                                                                        1,922                        61,988                         (2,708)                          (92,217)                          22,681                         132,289                        (256,567)                (496,355)                      (50,407)                    (91,868)                   (99,438)
                                                                                     ---------------------       -----------------------       ------------------------       ---------------------------        -------------------------        ------------------------         -----------------------       ------------------       -----------------------        --------------------       --------------------

REALIZED (LOSS)/GAIN ON INVESTMENTS:
   Proceeds from Sales                                                                          4,433,215                       834,020                         62,317                        35,451,438                          101,257                         124,614                       4,213,439               58,788,261                       773,626                   1,272,310                  2,573,410
   Cost of Securities Sold                                                                      4,920,809                     1,092,956                         61,446                        34,823,429                          100,476                         123,142                       6,194,966               54,090,350                       922,751                   1,103,399                  4,496,578

                                                                                     ---------------------       -----------------------       ------------------------       ---------------------------        -------------------------        ------------------------         -----------------------       ------------------       -----------------------        --------------------       --------------------
       Net (Loss)/Gain                                                                           (487,594)                     (258,936)                           871                           628,009                              781                           1,472                      (1,981,527)               4,697,911                      (149,125)                    168,911                 (1,923,168)
   Short-Term Capital Gain Distributions Received                                                       -                             -                              -                                 -                                -                               -                               -                        -                             -                     603,845                          -
   Long-Term Capital Gain Distributions Received                                                        -                             -                              -                                 -                                -                               -                               -                        -                             -                           -                          -
                                                                                     ---------------------       -----------------------       ------------------------       ---------------------------        -------------------------        ------------------------         -----------------------       ------------------       -----------------------        --------------------       --------------------

NET REALIZED (LOSS)/GAIN                                                                         (487,594)                     (258,936)                           871                           628,009                              781                           1,472                      (1,981,527)               4,697,911                      (149,125)                    772,756                 (1,923,168)

UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
   Beginning of Period                                                                         (1,231,501)                   (1,845,951)                             -                        (1,544,892)                               -                         (78,136)                     (4,539,324)              (4,640,781)                     (693,244)                    277,469                 (4,510,764)
   End of Period                                                                                        -                      (663,244)                       123,120                                 -                          248,698                         663,975                       3,356,463                4,058,709                       501,956                     488,000                   (247,291)
                                                                                     ---------------------       -----------------------       ------------------------       ---------------------------        -------------------------        ------------------------         -----------------------       ------------------       -----------------------        --------------------       --------------------

NET UNREALIZED GAIN/(LOSS)                                                                      1,231,501                     1,182,707                        123,120                         1,544,892                          248,698                         742,111                       7,895,786                8,699,489                     1,195,201                     210,531                  4,263,473
                                                                                     ---------------------       -----------------------       ------------------------       ---------------------------        -------------------------        ------------------------         -----------------------       ------------------       -----------------------        --------------------       --------------------

NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                 $ 745,829                     $ 985,759                      $ 121,283                       $ 2,080,684                        $ 272,161                       $ 875,873                     $ 5,657,692             $ 12,901,045                     $ 995,669                   $ 891,418                $ 2,240,867
                                                                                     =====================       =======================       ========================       ===========================        =========================        ========================         =======================       ==================       =======================        ====================       ====================

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                     ---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                                                         First Trust-                      First Trust-                 First Trust-                    First Trust-             First Trust-         First Trust-                                                                        First Trust-
                                                                                   First Trust-Energy        Financial Services           Global Target 15               NASDAQ Target 15             Pharmaceutical            S&P Target 24         Target Managed VIP       First Trust - Technology     First Trust-The Dow DART 10  Value Line Target 25      Galaxy-VIP Asset Allocation
                                                                                     ---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                                                     $ -                         $ -                        $ -                             $ -                       $ -                        $ -                       $ -                       $ -                        $ -                        $ -                 $ 216,391
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)                       (24,407)                    (40,422)                   (25,761)                        (46,706)                  (37,120)                   (49,145)                 (164,993)                  (17,727)                   (40,385)                   (38,213)                  (84,590)
                                                                                     -------------------        --------------------        -------------------        ------------------------      --------------------       --------------------      --------------------      --------------------       --------------------       --------------------      --------------------
NET INVESTMENT (LOSS)/INCOME                                                                    (24,407)                    (40,422)                   (25,761)                        (46,706)                  (37,120)                   (49,145)                 (164,993)                  (17,727)                   (40,385)                   (38,213)                  131,800
                                                                                     -------------------        --------------------        -------------------        ------------------------      --------------------       --------------------      --------------------      --------------------       --------------------       --------------------      --------------------

REALIZED (LOSS)/GAIN ON INVESTMENTS:
   Proceeds from Sales                                                                          805,296                     923,017                    585,187                         813,531                   809,831                  1,156,175                 4,143,474                   298,785                  1,283,463                    349,152                34,459,586
   Cost of Securities Sold                                                                      771,028                     917,882                    611,635                       1,012,961                 1,082,749                  1,360,601                 4,812,337                   421,830                  1,522,112                    428,196                46,275,594

                                                                                     -------------------        --------------------        -------------------        ------------------------      --------------------       --------------------      --------------------      --------------------       --------------------       --------------------      --------------------
       Net (Loss)/Gain                                                                           34,268                       5,135                    (26,448)                       (199,430)                 (272,918)                  (204,426)                 (668,863)                 (123,045)                  (238,649)                   (79,044)              (11,816,008)
   Short-Term Capital Gain Distributions Received                                                     -                           -                          -                               -                         -                          -                         -                         -                          -                          -                         -
   Long-Term Capital Gain Distributions Received                                                      -                           -                          -                               -                         -                          -                         -                         -                          -                          -                         -
                                                                                     -------------------        --------------------        -------------------        ------------------------      --------------------       --------------------      --------------------      --------------------       --------------------       --------------------      --------------------

NET REALIZED (LOSS)/GAIN                                                                         34,268                       5,135                    (26,448)                       (199,430)                 (272,918)                  (204,426)                 (668,863)                 (123,045)                  (238,649)                   (79,044)              (11,816,008)

UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
   Beginning of Period                                                                          (90,929)                   (524,920)                  (337,750)                     (1,288,103)                 (893,102)                  (814,558)                 (947,854)                 (713,097)                  (801,843)                  (423,965)              (11,647,668)
   End of Period                                                                                563,410                     607,136                    465,688                         311,197                    13,754                    446,147                 4,659,017                    82,502                    144,662                  1,009,558                         -
                                                                                     -------------------        --------------------        -------------------        ------------------------      --------------------       --------------------      --------------------      --------------------       --------------------       --------------------      --------------------

NET UNREALIZED GAIN/(LOSS)                                                                      654,339                   1,132,057                    803,438                       1,599,300                   906,856                  1,260,705                 5,606,871                   795,599                    946,505                  1,433,523                11,647,668
                                                                                     -------------------        --------------------        -------------------        ------------------------      --------------------       --------------------      --------------------      --------------------       --------------------       --------------------      --------------------

NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                               $ 664,200                 $ 1,096,770                  $ 751,230                     $ 1,353,164                 $ 596,819                $ 1,007,134               $ 4,773,015                 $ 654,826                  $ 667,471                $ 1,316,266                 $ (36,540)
                                                                                     ===================        ====================        ===================        ========================      ====================       ====================      ====================      ====================       ====================       ====================      ====================

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION                                                        535                   531                    533                    536                    351                    375                   372                    374                    371                   373                    540
VARIABLE ACCOUNT B
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                 -----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                                    Galaxy-VIP Growth     Galaxy-VIP                Galaxy-VIP          Galaxy-VIP             Gartmore-GVIT          INVESCO-VIF            INVESCO-VIF           INVESCO-VIF            INVESCO-VIF            INVESCO-VIF          Liberty-Asset
                                                                                    and Income  -          Money Market            Quality Plus Bond    Small VCompany Growth   Developing Markets            Dynamics       Financial Services    Health Sciences         Technology          Telecommunications    Asset Allocation VS
                                                                                     -----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                                               $ 11,165              $ 17,472              $ 137,428                    $ -               $ 73,631                    $ -             $ 450,723                    $ -                    $ -                   $ -                    $ -
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)                      (13,559)              (25,156)               (26,837)                (6,337)            (1,330,154)              (983,230)           (1,232,140)            (1,663,298)            (1,159,252)             (372,948)              (209,781)
                                                                                     ------------------   -------------------   --------------------   --------------------   --------------------   --------------------  --------------------   --------------------   --------------------  --------------------   --------------------
NET INVESTMENT (LOSS)/INCOME                                                                    (2,394)               (7,684)               110,591                 (6,337)            (1,256,523)              (983,230)             (781,417)            (1,663,298)            (1,159,252)             (372,948)              (209,781)
                                                                                     ------------------   -------------------   --------------------   --------------------   --------------------   --------------------  --------------------   --------------------   --------------------  --------------------   --------------------

REALIZED (LOSS)/GAIN ON INVESTMENTS:
   Proceeds from Sales                                                                       5,125,008            11,943,195             11,331,966              2,368,220            194,702,815            361,603,619            50,011,770             60,171,788             89,602,837            51,592,550              9,117,751
   Cost of Securities Sold                                                                   7,176,708            11,943,195             10,776,153              4,476,062            176,619,894            349,245,237            54,901,615             72,185,411             84,417,693            48,421,274              8,244,997

                                                                                     ------------------   -------------------   --------------------   --------------------   --------------------   --------------------  --------------------   --------------------   --------------------  --------------------   --------------------
       Net (Loss)/Gain                                                                      (2,051,700)                    -                555,813             (2,107,842)            18,082,921             12,358,382            (4,889,845)           (12,013,623)             5,185,144             3,171,276                872,754
   Short-Term Capital Gain Distributions Received                                                    -                     -                  8,042                      -                      -                      -                     -                      -                      -                     -                      -
   Long-Term Capital Gain Distributions Received                                                     -                     -                 73,232                      -                      -                      -                     -                      -                      -                     -                      -
                                                                                     ------------------   -------------------   --------------------   --------------------   --------------------   --------------------  --------------------   --------------------   --------------------  --------------------   --------------------

NET REALIZED (LOSS)/GAIN                                                                    (2,051,700)                    -                637,088             (2,107,842)            18,082,921             12,358,382            (4,889,845)           (12,013,623)             5,185,144             3,171,276                872,754

UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
   Beginning of Period                                                                      (1,921,850)                    -                703,180             (1,979,825)            (5,113,694)            (2,353,941)           (9,941,766)           (25,474,007)            (9,479,855)           (1,046,400)                     -
   End of Period                                                                                     -                     -                      -                      -             25,019,902              6,364,515            17,268,509             14,895,392             14,887,797             3,335,256              4,631,410
                                                                                     ------------------   -------------------   --------------------   --------------------   --------------------   --------------------  --------------------   --------------------   --------------------  --------------------   --------------------

NET UNREALIZED GAIN/(LOSS)                                                                   1,921,850                     -               (703,180)             1,979,825             30,133,596              8,718,456            27,210,276             40,369,399             24,367,652             4,381,656              4,631,410
                                                                                     ------------------   -------------------   --------------------   --------------------   --------------------   --------------------  --------------------   --------------------   --------------------  --------------------   --------------------

NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                             $ (132,244)             $ (7,684)              $ 44,498             $ (134,354)          $ 46,959,994           $ 20,093,608          $ 21,539,014           $ 26,692,478           $ 28,393,544           $ 7,179,984            $ 5,294,383
                                                                                     ==================   ===================   ====================   ====================   ====================   ====================  ====================   ====================   ====================  ====================   ====================

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003

---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                     --------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                                    Liberty-                    Liberty-                   Liberty-               Liberty-
                                                                                    Columbia High Yield VS      Columbia Real Estate VS      Equity VS         Federal Securities VS     Liberty-Money Market VS   Liberty-Small Company Growth VS    ProFunds - VP Asia 30      ProFunds - VP Banks    ProFunds - VP Basic Materials ProFunds - VP Bear     ProFunds - VP Biotechnology
                                                                                     --------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                                               $ 90,155                   $ 14,688                 $ 87,116                        $ -                   $ 32,902                         $ -                   $ 17,566                  $ 85,845                  $ 40,446                       $ -                        $ -
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)                      (13,950)                    (6,190)                (262,165)                   (69,707)                   (50,085)                    (16,940)                  (306,260)                  (80,648)                 (141,997)               (1,668,652)                  (318,743)
                                                                                     ------------------        -------------------      -------------------       --------------------        -------------------       ---------------------       --------------------      --------------------      --------------------       -------------------       --------------------
NET INVESTMENT (LOSS)/INCOME                                                                    76,205                      8,498                 (175,049)                   (69,707)                   (17,183)                    (16,940)                  (288,693)                    5,197                  (101,550)               (1,668,652)                  (318,743)
                                                                                     ------------------        -------------------      -------------------       --------------------        -------------------       ---------------------       --------------------      --------------------      --------------------       -------------------       --------------------

REALIZED (LOSS)/GAIN ON INVESTMENTS:
   Proceeds from Sales                                                                         627,059                    534,674                8,681,670                  3,191,417                  5,332,845                     969,476                191,508,090                84,370,069               116,875,778             1,426,947,059                176,875,251
   Cost of Securities Sold                                                                     650,852                    478,057               13,407,193                  3,156,605                  5,332,845                     729,066                186,399,836                83,713,714               114,797,861             1,453,032,583                171,596,881

                                                                                     ------------------        -------------------      -------------------       --------------------        -------------------       ---------------------       --------------------      --------------------      --------------------       -------------------       --------------------
       Net (Loss)/Gain                                                                         (23,793)                    56,617               (4,725,523)                    34,812                          -                     240,410                  5,108,254                   656,355                 2,077,917               (26,085,524)                 5,278,370
   Short-Term Capital Gain Distributions Received                                                2,351                     19,442                        -                          -                          -                           -                          -                         -                         -                         -                          -
   Long-Term Capital Gain Distributions Received                                                     -                     63,227                        -                          -                          -                           -                          -                         -                         -                         -                          -
                                                                                     ------------------        -------------------      -------------------       --------------------        -------------------       ---------------------       --------------------      --------------------      --------------------       -------------------       --------------------

NET REALIZED (LOSS)/GAIN                                                                       (21,442)                   139,286               (4,725,523)                    34,812                          -                     240,410                  5,108,254                   656,355                 2,077,917               (26,085,524)                 5,278,370

UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
   Beginning of Period                                                                         (62,070)                    (7,320)             (19,321,709)                         -                          -                           -                   (676,609)                  (21,789)                  (20,289)                1,417,226                   (764,758)
   End of Period                                                                                33,202                     16,275               (8,915,195)                   148,637                          -                     736,375                  2,595,203                    74,565                 1,824,556                (1,992,986)                   404,060
                                                                                     ------------------        -------------------      -------------------       --------------------        -------------------       ---------------------       --------------------      --------------------      --------------------       -------------------       --------------------

NET UNREALIZED GAIN/(LOSS)                                                                      95,273                     23,595               10,406,513                    148,637                          -                     736,375                  3,271,812                    96,355                 1,844,846                (3,410,212)                 1,168,818
                                                                                     ------------------        -------------------      -------------------       --------------------        -------------------       ---------------------       --------------------      --------------------      --------------------       -------------------       --------------------

NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                              $ 150,037                  $ 171,379              $ 5,505,941                  $ 113,742                  $ (17,183)                  $ 959,845                $ 8,091,373                 $ 757,907               $ 3,821,212             $ (31,164,387)               $ 6,128,445
                                                                                     ==================        ===================      ===================       ====================        ===================       =====================       ====================      ====================      ====================       ===================       ====================

---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003

---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                     --------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 ProFunds -             ProFunds -
                                                                                         ProFunds - VP Bull      VP Consumer Cyclical   VP Consumer Non-Cyclical    ProFunds - VP Energy    ProFunds - VP Europe 30     ProFunds-VP Financial   ProFunds-VP Healthcare  ProFunds-VP Industrial      ProFunds-VP Internet         ProFunds-VP Japan     ProFunds-VP Mid-Cap Growth
                                                                                     --------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                                                     $ -                        $ -                      $ 19,148                      $ -                  $ 99,004                  $ 24,128                      $ -                      $ -                      $ -                       $ -                           $ -
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)                      (857,762)                   (58,696)                      (55,789)                (204,540)                 (758,559)                 (202,831)                (259,628)                 (50,169)                (250,505)                 (216,875)                     (462,954)
                                                                                     -------------------        -------------------          --------------------      -------------------      --------------------      --------------------     --------------------     --------------------     --------------------      --------------------       -----------------------
NET INVESTMENT (LOSS)/INCOME                                                                   (857,762)                   (58,696)                      (36,641)                (204,540)                 (659,555)                 (178,703)                (259,628)                 (50,169)                (250,505)                 (216,875)                     (462,954)
                                                                                     -------------------        -------------------          --------------------      -------------------      --------------------      --------------------     --------------------     --------------------     --------------------      --------------------       -----------------------

REALIZED (LOSS)/GAIN ON INVESTMENTS:
   Proceeds from Sales                                                                      887,246,198                 85,254,315                    71,469,978              143,669,231               181,417,490               110,171,747              168,189,984               60,496,176              164,480,747               175,522,445                   214,940,979
   Cost of Securities Sold                                                                  885,679,345                 84,273,064                    71,111,071              142,878,344               172,722,488               107,676,355              168,552,000               59,400,201              156,649,909               175,347,416                   208,144,809

                                                                                     -------------------        -------------------          --------------------      -------------------      --------------------      --------------------     --------------------     --------------------     --------------------      --------------------       -----------------------
       Net (Loss)/Gain                                                                        1,566,853                    981,251                       358,907                  790,887                 8,695,002                 2,495,392                 (362,016)               1,095,975                7,830,838                   175,029                     6,796,170
   Short-Term Capital Gain Distributions Received                                                     -                          -                             -                        -                         -                         -                        -                        -                  153,336                         -                       122,670
   Long-Term Capital Gain Distributions Received                                                      -                          -                             -                        -                         -                         -                        -                        -                        -                         -                             -
                                                                                     -------------------        -------------------          --------------------      -------------------      --------------------      --------------------     --------------------     --------------------     --------------------      --------------------       -----------------------

NET REALIZED (LOSS)/GAIN                                                                      1,566,853                    981,251                       358,907                  790,887                 8,695,002                 2,495,392                 (362,016)               1,095,975                7,984,174                   175,029                     6,918,840

UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
   Beginning of Period                                                                       (2,751,680)                   (47,366)                       (8,345)                (238,857)                 (366,466)                 (181,167)                (316,453)                 (25,736)              (1,007,428)                  (37,438)                     (263,335)
   End of Period                                                                              4,464,893                    115,706                        36,890                2,474,773                10,780,423                   722,945                1,005,334                  112,439                  248,816                   671,213                       214,346
                                                                                     -------------------        -------------------          --------------------      -------------------      --------------------      --------------------     --------------------     --------------------     --------------------      --------------------       -----------------------

NET UNREALIZED GAIN/(LOSS)                                                                    7,216,573                    163,072                        45,235                2,713,630                11,146,889                   904,113                1,321,787                  138,174                1,256,244                   708,651                       477,680
                                                                                     -------------------        -------------------          --------------------      -------------------      --------------------      --------------------     --------------------     --------------------     --------------------      --------------------       -----------------------

NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                             $ 7,925,664                $ 1,085,627                     $ 367,501              $ 3,299,977              $ 19,182,336               $ 3,220,802                $ 700,143              $ 1,183,980              $ 8,989,913                 $ 666,805                   $ 6,933,567
                                                                                     ===================        ===================          ====================      ===================      ====================      ====================     ====================     ====================     ====================      ====================       =======================

---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                     -----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                                                                                                                        ProFunds-VP
                                                                                     ProFunds-VP Mid-Cap Value    ProFunds-VP OTC   ProFunds-VP Pharmaceuticals  ProFunds-VP Precious Metals  ProFunds-VP Real Estate  Rising Rates Opportunity   ProFunds VP Semiconductor   ProFunds-VP Short OTC   ProFunds-VP Small-Cap Growth  ProFunds-VP Small-Cap Value  ProFunds-VP Technology
                                                                                     -----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                                                     $ -                        $ -                         $ -                        $ -                  $ 413,390                        $ -                      $ -                   $ 266,896                       $ -                        $ -                       $ -
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)                      (342,672)                (1,606,944)                   (102,663)                  (599,499)                  (333,300)                  (486,484)                (184,262)                   (551,443)                 (856,499)                  (583,921)                 (223,545)
                                                                                     -------------------       --------------------        --------------------       --------------------       --------------------       --------------------      -------------------        --------------------      --------------------       --------------------      --------------------
NET INVESTMENT (LOSS)/INCOME                                                                   (342,672)                (1,606,944)                   (102,663)                  (599,499)                    80,090                   (486,484)                (184,262)                   (284,547)                 (856,499)                  (583,921)                 (223,545)
                                                                                     -------------------       --------------------        --------------------       --------------------       --------------------       --------------------      -------------------        --------------------      --------------------       --------------------      --------------------

REALIZED (LOSS)/GAIN ON INVESTMENTS:
   Proceeds from Sales                                                                      276,047,600                786,092,042                 116,137,751                280,821,179                205,620,338                307,444,050              158,406,724                 724,112,218               492,439,355                400,002,896               134,739,391
   Cost of Securities Sold                                                                  270,570,659                760,922,493                 118,087,269                273,436,771                201,357,482                307,761,701              154,065,108                 743,058,620               476,255,864                389,647,771               133,673,958

                                                                                     -------------------       --------------------        --------------------       --------------------       --------------------       --------------------      -------------------        --------------------      --------------------       --------------------      --------------------
       Net (Loss)/Gain                                                                        5,476,941                 25,169,549                  (1,949,518)                 7,384,408                  4,262,856                   (317,651)               4,341,616                 (18,946,402)               16,183,491                 10,355,125                 1,065,433
   Short-Term Capital Gain Distributions Received                                                     -                          -                     550,262                          -                          -                          -                        -                           -                         -                          -                         -
   Long-Term Capital Gain Distributions Received                                                      -                          -                           -                          -                          -                          -                        -                           -                         -                          -                         -
                                                                                     -------------------       --------------------        --------------------       --------------------       --------------------       --------------------      -------------------        --------------------      --------------------       --------------------      --------------------

NET REALIZED (LOSS)/GAIN                                                                      5,476,941                 25,169,549                  (1,399,256)                 7,384,408                  4,262,856                   (317,651)               4,341,616                 (18,946,402)               16,183,491                 10,355,125                 1,065,433

UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
   Beginning of Period                                                                         (129,186)                (6,194,327)                     38,139                  1,414,184                   (355,377)                  (314,178)                (442,740)                    349,800                  (330,254)                  (397,674)               (1,625,708)
   End of Period                                                                              1,966,984                  6,983,887                    (172,779)                 5,626,707                  1,024,640                 (1,154,246)                (508,186)                   (908,527)                  545,334                    737,273                   489,015
                                                                                     -------------------       --------------------        --------------------       --------------------       --------------------       --------------------      -------------------        --------------------      --------------------       --------------------      --------------------

NET UNREALIZED GAIN/(LOSS)                                                                    2,096,170                 13,178,214                    (210,919)                 4,212,522                  1,380,016                   (840,068)                 (65,446)                 (1,258,326)                  875,588                  1,134,947                 2,114,723
                                                                                     -------------------       --------------------        --------------------       --------------------       --------------------       --------------------      -------------------        --------------------      --------------------       --------------------      --------------------

NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                             $ 7,230,440               $ 36,740,819                $ (1,712,838)              $ 10,997,431                $ 5,722,962               $ (1,644,203)             $ 4,091,908               $ (20,489,275)             $ 16,202,580               $ 10,906,151               $ 2,956,611
                                                                                     ===================       ====================        ====================       ====================       ====================       ====================      ===================        ====================      ====================       ====================      ====================

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003

--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                     -------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                                     ProFunds-VP           ProFunds-VP                                                                                                                                                        Prudential-SP Jennison
                                                                                      Telecommunications   U.S. Government Plus         ProFunds-VP Ultra Bull    ProFunds-VP Ultra Mid-Cap       ProFunds-VP Ultra OTC  ProFunds-VP Ultra Small-Cap   ProFunds-VP Utilities   International Growth               Rydex-Nova                Rydex - OTC               Rydex - Ursa
                                                                                     --------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------      --------------------       --------------------

INVESTMENT INCOME:
   Income
      Dividends                                                                                     $ -                $ 2,212,869                         $ -                           $ -                        $ -                       $ -                  $ 429,122                       $ -                       $ -                       $ -                        $ -
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)                      (101,009)                  (771,981)                   (505,772)                     (301,079)                  (875,987)                 (736,321)                  (279,034)                 (139,935)                 (147,520)                 (655,677)                   (38,626)
                                                                                     -------------------       --------------------        --------------------          --------------------       --------------------      --------------------       --------------------      --------------------      --------------------      --------------------       --------------------
NET INVESTMENT (LOSS)/INCOME                                                                   (101,009)                 1,440,888                    (505,772)                     (301,079)                  (875,987)                 (736,321)                   150,088                  (139,935)                 (147,520)                 (655,677)                   (38,626)
                                                                                     -------------------       --------------------        --------------------          --------------------       --------------------      --------------------       --------------------      --------------------      --------------------      --------------------       --------------------

REALIZED (LOSS)/GAIN ON INVESTMENTS:
   Proceeds from Sales                                                                       95,402,444                508,218,600                 300,711,029                   213,227,485                221,547,577               417,616,631                221,427,508                63,067,628                 3,597,828                11,785,842                    774,498
   Cost of Securities Sold                                                                   97,309,137                514,825,797                 289,654,646                   204,852,718                192,789,432               388,848,500                218,928,797                60,508,881                 8,459,028                26,738,901                    754,508

                                                                                     -------------------       --------------------        --------------------          --------------------       --------------------      --------------------       --------------------      --------------------      --------------------      --------------------       --------------------
       Net (Loss)/Gain                                                                       (1,906,693)                (6,607,197)                 11,056,383                     8,374,767                 28,758,145                28,768,131                  2,498,711                 2,558,747                (4,861,200)              (14,953,059)                    19,990
   Short-Term Capital Gain Distributions Received                                                     -                  3,959,224                           -                             -                          -                         -                          -                         -                         -                         -                          -
   Long-Term Capital Gain Distributions Received                                                      -                          -                           -                             -                          -                         -                          -                         -                         -                         -                          -
                                                                                     -------------------       --------------------        --------------------          --------------------       --------------------      --------------------       --------------------      --------------------      --------------------      --------------------       --------------------

NET REALIZED (LOSS)/GAIN                                                                     (1,906,693)                (2,647,973)                 11,056,383                     8,374,767                 28,758,145                28,768,131                  2,498,711                 2,558,747                (4,861,200)              (14,953,059)                    19,990

UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
   Beginning of Period                                                                         (692,175)                   489,394                  (1,077,353)                       10,977                 (3,713,547)                 (339,638)                   263,917                  (151,104)              (12,118,308)              (75,677,727)                   347,704
   End of Period                                                                                337,493                 (3,577,464)                  5,146,634                     1,218,041                  8,376,399                 1,905,972                    421,695                 1,403,706                (3,717,166)              (43,192,655)                  (383,121)
                                                                                     -------------------       --------------------        --------------------          --------------------       --------------------      --------------------       --------------------      --------------------      --------------------      --------------------       --------------------

NET UNREALIZED GAIN/(LOSS)                                                                    1,029,668                 (4,066,859)                  6,223,987                     1,207,064                 12,089,946                 2,245,610                    157,778                 1,554,810                 8,401,143                32,485,072                   (730,825)
                                                                                     -------------------       --------------------        --------------------          --------------------       --------------------      --------------------       --------------------      --------------------      --------------------      --------------------       --------------------

NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                              $ (978,034)              $ (5,273,943)               $ 16,774,598                   $ 9,280,752               $ 39,972,104              $ 30,277,420                $ 2,806,578               $ 3,973,622               $ 3,392,423              $ 16,876,336                 $ (749,461)
                                                                                     ===================       ====================        ====================          ====================       ====================      ====================       ====================      ====================      ====================      ====================       ====================

--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003

---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                     --------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                      WFVT - Asset Allocation     WFVT - Equity Income       WFVT-Equity Value      WFVT-Growth          WFVT-International Equity    WFVT-Large Company Growth       WFVT-Money Market     WFVT-Small-Cap Growth     WFVT-Total Return Bond
                                                                                     ----------------------------------------------------------------------------------------------------      ----------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                                             $ 2,260,939                  $ 256,177                  $ 320,037                        $ -                  $ 5,506                       $ -                 $ 307,371                       $ -                $ 1,205,930
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)                    (1,999,730)                  (226,523)                  (273,296)                  (549,459)                 (24,577)                 (183,546)                 (836,376)                  (70,888)                  (400,674)
                                                                                     -------------------       --------------------       --------------------       --------------------      -------------------      --------------------      --------------------      --------------------       --------------------
NET INVESTMENT (LOSS)/INCOME                                                                    261,209                     29,653                     46,741                   (549,459)                 (19,071)                 (183,546)                 (529,005)                  (70,888)                   805,256
                                                                                     -------------------       --------------------       --------------------       --------------------      -------------------      --------------------      --------------------      --------------------       --------------------

REALIZED (LOSS)/GAIN ON INVESTMENTS:
   Proceeds from Sales                                                                       24,737,311                 10,590,236                  7,334,191                  9,014,473                  335,312                 1,949,644                37,826,835                   873,551                  7,238,296
   Cost of Securities Sold                                                                   30,092,357                 11,757,977                  9,849,240                 14,022,510                  496,356                 3,474,574                37,826,835                 2,708,017                  6,829,538

                                                                                     -------------------       --------------------       --------------------       --------------------      -------------------      --------------------      --------------------      --------------------       --------------------
       Net (Loss)/Gain                                                                       (5,355,046)                (1,167,741)                (2,515,049)                (5,008,037)                (161,044)               (1,524,930)                        -                (1,834,466)                   408,758
   Short-Term Capital Gain Distributions Received                                                     -                    169,383                          -                          -                        -                         -                         -                         -                    349,028
   Long-Term Capital Gain Distributions Received                                                      -                    203,308                          -                          -                        -                         -                         -                         -                          -
                                                                                     -------------------       --------------------       --------------------       --------------------      -------------------      --------------------      --------------------      --------------------       --------------------

NET REALIZED (LOSS)/GAIN                                                                     (5,355,046)                  (795,050)                (2,515,049)                (5,008,037)                (161,044)               (1,524,930)                        -                (1,834,466)                   757,786

UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
   Beginning of Period                                                                      (43,798,411)                (1,417,943)                (6,813,408)               (32,604,357)                (457,494)               (7,674,373)                        -                (7,278,840)                 1,060,769
   End of Period                                                                            (12,624,297)                 2,608,440                    (42,615)               (19,430,196)                 221,839                (3,168,146)                        -                (3,643,725)                 1,426,180
                                                                                     -------------------       --------------------       --------------------       --------------------      -------------------      --------------------      --------------------      --------------------       --------------------

NET UNREALIZED GAIN/(LOSS)                                                                   31,174,114                  4,026,383                  6,770,794                 13,174,162                  679,333                 4,506,227                         -                 3,635,115                    365,411
                                                                                     -------------------       --------------------       --------------------       --------------------      -------------------      --------------------      --------------------      --------------------       --------------------

NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                            $ 26,080,277                $ 3,260,986                $ 4,302,486                $ 7,616,665                $ 499,218               $ 2,797,751                $ (529,005)              $ 1,729,761                $ 1,928,454
                                                                                     ===================       ====================       ====================       ====================      ===================      ====================      ====================      ====================       ====================

---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                        AST - Alger All-Cap               AST - Alliance/Bernstein                AST - Alliance                      AST - Alliance                 AST - American Century              AST - American Century             AST - American Century
                                                               Growth                          Growth + Value                         Growth                         Growth & Income                   Income and Growth                 International Growth I               Strategic Balanced
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------
                                                     Year Ended      Year Ended         Year Ended       Year Ended         Year Ended      Year Ended          Year Ended      Year Ended         Year Ended      Year Ended         Year Ended       Year Ended         Year Ended      Year Ended
                                                   Dec. 31, 2003    Dec. 31, 2002      Dec. 31, 2003   Dec. 31, 2002      Dec. 31, 2003    Dec. 31, 2002      Dec. 31, 2003    Dec. 31, 2002     Dec. 31, 2003    Dec. 31, 2002      Dec. 31, 2003   Dec. 31, 2002      Dec. 31, 2003    Dec. 31, 2002
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

INCREASE/(DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment (Loss)/Income                     $ (5,084,261)   $ (7,131,980)        $ (486,945)      $ (400,920)      $ (3,234,916)   $ (4,690,520)       $ (4,335,585)   $ (8,821,024)        $ (412,576)   $ (1,347,799)       $ 1,297,559     $ (6,221,000)       $ 1,267,963     $ 1,537,912
     Net Realized (Loss)/Gain                         (103,331,621)   (104,374,930)        (1,339,277)      (3,155,138)       (34,571,942)   (155,986,681)       (159,216,961)   (169,396,646)       (45,134,921)    (72,438,150)       (19,227,065)     (26,478,320)       (14,048,863)    (16,355,499)
     Net Unrealized Gain(Loss) On Investments          209,306,705    (121,524,649)        11,697,472       (6,141,818)        83,501,045      27,198,334         518,030,895    (264,223,752)       103,828,032        (469,071)        90,960,880      (60,341,959)        43,300,841      (8,265,560)
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

     Net Increase/(Decrease) In Net Assets Resulting
        From Operations                                100,890,823    (233,031,559)         9,871,250       (9,697,876)        45,694,187    (133,478,867)        354,478,349    (442,441,422)        58,280,535     (74,255,020)        73,031,374      (93,041,279)        30,519,942     (23,083,147)
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

     Transfers of Annuity Fund Deposits                 21,237,243      10,177,721         14,804,765        6,792,505         19,435,454      21,966,645         227,373,730      88,488,185         24,141,704      15,522,779         24,830,782       27,479,703         23,739,945       9,524,965
     Net Transfers Between Sub-accounts                  6,722,970    (115,447,045)        14,949,111       (1,708,312)       (35,353,402)    (65,678,106)        279,006,503    (197,465,999)        (4,721,936)    (24,747,230)       (46,168,870)     (41,939,006)        26,236,656      (3,390,186)
     Surrenders                                        (50,634,421)    (66,120,089)        (7,943,047)      (6,006,170)       (33,690,210)    (44,653,164)       (198,964,435)   (220,845,559)       (32,962,908)    (40,890,461)       (48,634,013)     (58,828,823)       (25,067,438)    (24,311,667)
     Other Fees and Charges                               (372,414)              -            (63,607)               -           (257,204)              -          (1,260,563)              -           (254,074)              -           (304,067)               -           (168,613)              -
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

     Net Increase/(Decrease) In Net Assets Resulting
  From Capital Share Transactions                      (23,046,622)   (171,389,413)        21,747,222         (921,977)       (49,865,362)    (88,364,625)        306,155,235    (329,823,373)       (13,797,214)    (50,114,912)       (70,276,168)     (73,288,126)        24,740,550     (18,176,888)
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

INCREASE/(DECREASE) IN NET ASSETS
FROM CONSOLIDATION                                                      28,257,511                          10,023,836                         25,845,034                         139,869,681                         25,484,144                          53,850,068                         18,968,160
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

TOTAL INCREASE/(DECREASE) IN NET ASSETS                 77,844,201    (376,163,461)        31,618,472         (596,017)        (4,171,175)   (195,998,458)        660,633,584    (632,395,114)        44,483,321     (98,885,788)         2,755,206     (112,479,337)        55,260,492     (22,291,875)
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

NET ASSETS:
     Beginning of Period                               318,994,513     695,157,974         31,677,741       32,273,758        234,801,093     430,799,551       1,146,239,838   1,778,634,952        253,210,309     352,096,097        369,107,895      481,587,232        171,665,189     193,957,064
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------
     End of Period                                   $ 396,838,714   $ 318,994,513       $ 63,296,213     $ 31,677,741      $ 230,629,919   $ 234,801,093      $1,806,873,422  $1,146,239,838      $ 297,693,630   $ 253,210,309      $ 371,863,101    $ 369,107,895      $ 226,925,680   $ 171,665,189
                                                  =================================   =================================  =================================   =================================  =================================   =================================  =================================

--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Fund Merged Operations.
^ Date Fund Commenced Due to Consolidation.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                        AST - Cohen & Steers                  AST - DeAm Bond                   AST - DeAm Global                AST - DeAm International             AST - DeAm Large-Cap                AST - DeAm Large-Cap               AST - DeAm Small-Cap
                                                            Real Estate                                                             Allocation                            Equity                             Growth                              Value                              Growth
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------
                                                     Year Ended      Year Ended         Year Ended      * May 1 thru        Year Ended      Year Ended         Year Ended       Year Ended         Year Ended     * May 1 thru        Year Ended       Year Ended         Year Ended      Year Ended
                                                   Dec. 31, 2003    Dec. 31, 2002      Dec. 31, 2003   Dec. 31, 2002      Dec. 31, 2003    Dec. 31, 2002      Dec. 31, 2003   Dec. 31, 2002      Dec. 31, 2003    Dec. 31, 2002      Dec. 31, 2003   Dec. 31, 2002      Dec. 31, 2003    Dec. 31, 2002
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

INCREASE/(DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment (Loss)/Income                      $ 3,800,637     $ 2,091,340          $ 336,778        $ (96,896)        $ (416,124)    $ 8,575,465         $ (968,937)    $ (1,793,776)        $ (252,428)      $ (51,983)        $ (383,966)      $ (516,697)      $ (4,617,067)   $ (5,814,292)
     Net Realized (Loss)/Gain                            2,691,785         472,975            269,083          174,695        (36,724,408)    (57,748,005)        (4,756,594)     (31,864,433)           401,035        (256,970)        (3,506,323)      (3,349,330)        (7,097,386)    (69,342,744)
     Net Unrealized Gain(Loss) On Investments           58,305,893      (6,761,056)          (139,877)         421,024         79,334,640     (24,037,904)        38,801,581       11,712,094          4,390,268        (598,689)        15,505,157       (5,378,069)       133,246,682     (58,616,823)
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

     Net Increase/(Decrease) In Net Assets Resulting
        From Operations                                 64,798,316      (4,196,741)           465,985          498,823         42,194,108     (73,210,444)        33,076,050      (21,946,115)         4,538,875        (907,642)        11,614,868       (9,244,096)       121,532,229    (133,773,859)
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

     Transfers of Annuity Fund Deposits                 33,335,633      13,490,957         10,099,675        3,089,934          9,873,345      12,176,698          8,159,684        5,492,611         10,170,528       1,319,484         12,278,615        7,377,439         16,267,009       9,810,319
     Net Transfers Between Sub-accounts                 44,957,327      34,187,802         (8,653,220)      15,324,177        (29,765,136)    (83,377,116)        14,149,656      (25,419,946)        13,169,255       8,177,296         10,724,138        4,002,409         15,397,778     (68,580,659)
     Surrenders                                        (32,752,041)    (22,672,898)        (4,196,488)      (1,589,522)       (41,732,493)    (57,398,834)       (13,169,911)     (15,120,760)        (3,302,078)       (801,878)        (8,124,771)      (7,917,598)       (46,849,577)    (52,930,036)
     Other Fees and Charges                               (175,973)              -            (29,213)               -           (255,067)              -           (113,087)               -            (16,837)              -            (63,179)               -           (305,976)              -
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

     Net Increase/(Decrease) In Net Assets Resulting
  From Capital Share Transactions                       45,364,946      25,005,861         (2,779,246)      16,824,589        (61,879,351)   (128,599,252)         9,026,342      (35,048,095)        20,020,868       8,694,902         14,814,803        3,462,250        (15,490,766)   (111,700,376)
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

INCREASE/(DECREASE) IN NET ASSETS
FROM CONSOLIDATION                                                      24,090,310                           5,087,115                         18,423,920                           7,344,480                          1,761,831                           7,769,679                         16,875,574
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   --------------------------------------------------------------------

TOTAL INCREASE/(DECREASE) IN NET ASSETS                110,163,262      44,899,430         (2,313,261)      22,410,527        (19,685,243)   (183,385,776)        42,102,392      (49,649,730)        24,559,743       9,549,091         26,429,671        1,987,833        106,041,463    (228,598,661)
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

NET ASSETS:
     Beginning of Period                               174,175,353     129,275,923         22,410,527                -        279,798,663     463,184,439         97,152,235      146,801,965          9,549,091               -         43,854,980       41,867,147        284,715,693     513,314,354
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------
     End of Period                                   $ 284,338,615   $ 174,175,353       $ 20,097,266     $ 22,410,527      $ 260,113,420   $ 279,798,663      $ 139,254,627     $ 97,152,235       $ 34,108,834     $ 9,549,091       $ 70,284,651     $ 43,854,980      $ 390,757,155   $ 284,715,693
                                                  =================================   =================================  =================================   =================================  =================================   =================================  =================================

--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Fund Merged Operations.
^ Date Fund Commenced Due to Consolidation.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                        AST - DeAm Small-Cap                  AST - Federated                  AST - Federated High               AST - Gabelli All-Cap             AST - Gabelli Small-Cap               AST - Goldman Sachs                AST - Goldman Sachs
                                                               Value                         Aggressive Growth                      Yield Bond                            Value                              Value                        Concentrated Growth                   Mid-Cap Growth
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------
                                                     Year Ended     * May 1 thru        Year Ended       Year Ended         Year Ended      Year Ended         Year Ended       Year Ended         Year Ended      Year Ended         Year Ended       Year Ended         Year Ended      Year Ended
                                                   Dec. 31, 2003    Dec. 31, 2002      Dec. 31, 2003   Dec. 31, 2002      Dec. 31, 2003    Dec. 31, 2002      Dec. 31, 2003   Dec. 31, 2002      Dec. 31, 2003    Dec. 31, 2002      Dec. 31, 2003   Dec. 31, 2002      Dec. 31, 2003    Dec. 31, 2002
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

INCREASE/(DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment (Loss)/Income                       $ (290,888)      $ (35,943)      $ (1,536,639)      $ (362,951)      $ 36,959,416    $ 44,779,115         $ (926,325)      $ (930,220)      $ (7,057,017)   $ (4,870,458)     $ (11,586,392)   $ (10,813,342)      $ (1,392,514)     $ (803,576)
     Net Realized (Loss)/Gain                            4,205,974        (546,664)        29,480,696       (8,362,179)        25,717,478     (77,044,706)        (2,449,699)     (22,104,099)       (19,047,924)    (10,931,833)      (560,515,446)  (1,455,207,468)        (5,564,337)    (16,395,296)
     Net Unrealized Gain(Loss) On Investments            3,543,447          36,734         22,586,485       (2,172,187)        72,514,746      32,357,508         39,149,243      (12,472,531)       192,108,153     (40,972,877)       798,012,467      770,044,732         31,619,140      (3,281,569)
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

     Net Increase/(Decrease) In Net Assets Resulting
        From Operations                                  7,458,533        (545,873)        50,530,542      (10,897,317)       135,191,640          91,917         35,773,220      (35,506,850)       166,003,212     (56,775,168)       225,910,630     (695,976,078)        24,662,290     (20,480,441)
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

     Transfers of Annuity Fund Deposits                 11,750,999       1,053,574         61,692,690        4,742,097        122,159,273      29,553,712         21,460,395       11,353,484        129,281,812      41,378,563         25,974,340       37,990,312         50,256,377       8,386,478
     Net Transfers Between Sub-accounts                 22,908,293       5,699,795         55,399,431       (1,994,550)       143,929,074      34,682,982         30,578,292      (13,567,263)        57,979,317      (5,223,309)      (110,585,414)    (444,933,212)        39,916,910       6,108,606
     Surrenders                                         (3,628,651)       (699,912)       (19,637,302)      (5,221,287)      (111,554,809)    (68,369,910)       (20,636,522)     (16,634,852)       (82,970,357)    (63,635,606)      (140,202,403)    (204,635,180)       (16,293,152)     (8,605,582)
     Other Fees and Charges                                (17,598)              -            (94,839)               -           (515,385)              -           (126,838)               -           (508,891)              -         (1,195,983)               -           (110,568)              -
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

     Net Increase/(Decrease) In Net Assets Resulting
  From Capital Share Transactions                       31,013,043       6,053,457         97,359,980       (2,473,740)       154,018,153      (4,133,216)        31,275,327      (18,848,631)       103,781,881     (27,480,352)      (226,009,460)    (611,578,080)        73,769,567       5,889,502
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

INCREASE/(DECREASE) IN NET ASSETS
FROM CONSOLIDATION                                                       2,747,835                           6,010,832                         80,886,140                          20,354,785                         78,176,544                          95,120,409                          8,057,981
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

TOTAL INCREASE/(DECREASE) IN NET ASSETS                 38,471,576       8,255,419        147,890,521       (7,360,225)       289,209,792      76,844,841         67,048,547      (34,000,696)       269,785,093      (6,078,976)           (98,831)  (1,212,433,749)        98,431,857      (6,532,958)
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

NET ASSETS:
     Beginning of Period                                 8,255,419               -         38,807,731       46,167,956        571,448,702     494,603,861        110,954,956      144,955,652        493,562,701     499,641,677      1,118,623,901    2,331,057,650         59,604,210      66,137,168
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------
     End of Period                                    $ 46,726,995     $ 8,255,419      $ 186,698,252     $ 38,807,731      $ 860,658,494   $ 571,448,702      $ 178,003,502    $ 110,954,956      $ 763,347,794   $ 493,562,701     $1,118,525,070   $1,118,623,901      $ 158,036,066    $ 59,604,210
                                                  =================================   =================================  =================================   =================================  =================================   =================================  =================================

--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Fund Merged Operations.
^ Date Fund Commenced Due to Consolidation.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                        AST - Goldman Sachs                    AST - Invesco                      AST - Kinetics                    AST - Lord Abbett                    AST - Marsico                      AST - MFS Global                   AST - MFS Growth
                                                          Small-Cap Value                      Capital Income                        Internet                         Bond Debenture                     Capital Growth                          Equity
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------
                                                     Year Ended      Year Ended         Year Ended       Year Ended         Year Ended      Jan. 1 thru        Year Ended       Year Ended         Year Ended      Year Ended         Year Ended       Year Ended         Year Ended      Year Ended
                                                   Dec. 31, 2003    Dec. 31, 2002      Dec. 31, 2003   Dec. 31, 2002      Dec. 31, 2003    May 3, 2002**      Dec. 31, 2003   Dec. 31, 2002      Dec. 31, 2003    Dec. 31, 2002      Dec. 31, 2003   Dec. 31, 2002      Dec. 31, 2003    Dec. 31, 2002
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

INCREASE/(DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment (Loss)/Income                     $ (1,710,738)   $ (4,538,648)       $ 6,375,424     $ 11,145,462                $ -           $ 681        $ 3,791,148        $ 969,443      $ (18,519,512)  $ (16,589,842)        $ (971,804)      $ (810,769)      $ (7,761,045)  $ (10,325,110)
     Net Realized (Loss)/Gain                           (8,273,753)     22,378,288        (86,237,455)    (111,209,111)                 -         (51,069)         9,944,731       (1,143,550)       (78,355,898)   (343,623,458)        (1,591,357)      (3,068,272)       (90,845,238)   (181,917,970)
     Net Unrealized Gain(Loss) On Investments          106,385,860     (70,367,353)       179,410,649      (77,386,597)                 -        (154,892)        17,527,336        2,208,221        429,611,591     147,721,420         20,691,672       (5,545,694)       201,088,629     (65,244,140)
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

     Net Increase/(Decrease) In Net Assets Resulting
        From Operations                                 96,401,368     (52,527,713)        99,548,619     (177,450,246)                 -        (205,280)        31,263,215        2,034,114        332,736,181    (212,491,880)        18,128,511       (9,424,735)       102,482,347    (257,487,220)
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

     Transfers of Annuity Fund Deposits                 10,479,588      25,967,936         23,519,694       28,186,148                  -         103,855         73,533,018       19,609,832        314,866,096      76,137,569         13,413,725        7,899,476         56,356,937      26,101,234
     Net Transfers Between Sub-accounts                (41,392,376)    (39,115,075)       (57,660,623)    (115,050,519)                 -      (3,014,586)       110,900,935       54,387,173        174,682,864      25,122,071         22,129,527        4,706,394        (11,635,986)   (127,871,593)
     Surrenders                                        (39,427,514)    (60,611,284)       (86,785,275)    (108,052,510)                 -         (92,443)       (34,038,177)     (13,176,122)      (196,875,946)   (146,037,186)       (11,171,277)      (9,179,140)       (80,253,474)   (102,613,547)
     Other Fees and Charges                               (274,309)              -           (498,226)               -                  -               -           (172,886)               -         (1,272,345)              -            (79,131)               -           (541,750)              -
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

     Net Increase/(Decrease) In Net Assets Resulting
  From Capital Share Transactions                      (70,614,611)    (73,758,423)      (121,424,430)    (194,916,881)                 -      (3,003,174)       150,222,890       60,820,883        291,400,669     (44,777,546)        24,292,844        3,426,730        (36,074,273)   (204,383,906)
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

INCREASE/(DECREASE) IN NET ASSETS
FROM CONSOLIDATION                                                      38,236,347                          54,859,163                                  -                          44,399,861                        140,774,585                          13,420,339                         38,876,168
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

TOTAL INCREASE/(DECREASE) IN NET ASSETS                 25,786,757     (88,049,789)       (21,875,812)    (317,507,964)                 -      (3,208,454)       181,486,105      107,254,858        624,136,850    (116,494,841)        42,421,355        7,422,334         66,408,074    (422,994,958)
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

NET ASSETS:
     Beginning of Period                               308,288,769     396,338,558        646,536,064      964,044,028                  -       3,208,454        163,890,817       56,635,959      1,064,090,824   1,180,585,665         59,353,705       51,931,371        520,897,076     943,892,034
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------
     End of Period                                   $ 334,075,526   $ 308,288,769      $ 624,660,252    $ 646,536,064                $ -             $ 0      $ 345,376,922    $ 163,890,817     $1,688,227,674  $1,064,090,824      $ 101,775,060     $ 59,353,705      $ 587,305,149   $ 520,897,076
                                                  =================================   =================================  =================================   =================================  =================================   =================================  =================================

--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Fund Merged Operations.
^ Date Fund Commenced Due to Consolidation.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                          AST - MFS Growth                   AST - Money Market              AST - Neuberger & Berman            AST - Neuberger & Berman             AST - PBHG Small-Cap                AST - PIMCO Limited                 AST - PIMCO Total
                                                            with Income                                                           Mid-Cap Growth                      Mid-Cap Value                          Growth                          Maturity Bond                       Return Bond
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------
                                                     Year Ended      Year Ended         Year Ended       Year Ended         Year Ended      Year Ended         Year Ended       Year Ended         Year Ended      Year Ended         Year Ended       Year Ended         Year Ended      Year Ended
                                                   Dec. 31, 2003    Dec. 31, 2002      Dec. 31, 2003   Dec. 31, 2002      Dec. 31, 2003    Dec. 31, 2002      Dec. 31, 2003   Dec. 31, 2002      Dec. 31, 2003    Dec. 31, 2002      Dec. 31, 2003   Dec. 31, 2002      Dec. 31, 2003    Dec. 31, 2002
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

INCREASE/(DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment (Loss)/Income                       $ (940,983)     $ (950,014)     $ (19,569,210)    $ (4,812,915)      $ (4,344,223)   $ (5,309,019)      $ (9,677,169)    $ (8,309,655)      $ (3,900,790)   $ (4,677,680)       $ 7,785,616     $ 21,875,297       $ 48,562,055    $ 43,709,093
     Net Realized (Loss)/Gain                           (5,736,015)    (20,095,372)             2,959          325,271            (80,012)   (142,479,558)       (25,192,716)      12,778,083         42,870,460    (428,524,658)        22,684,558        6,418,903        111,195,426      67,066,894
     Net Unrealized Gain(Loss) On Investments           22,843,906      (3,994,715)                 -                -         80,113,168        (764,737)       276,807,681     (122,535,950)        55,682,415     283,214,671        (10,191,423)       8,964,588        (79,903,273)     30,783,091
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

     Net Increase/(Decrease) In Net Assets Resulting
        From Operations                                 16,166,908     (25,040,101)       (19,566,251)      (4,487,644)        75,688,934    (148,553,314)       241,937,796     (118,067,522)        94,652,085    (149,987,667)        20,278,751       37,258,788         79,854,207     141,559,078
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

     Transfers of Annuity Fund Deposits                 15,506,739      11,475,175      1,422,017,273      634,143,718         33,011,811      25,285,357        106,117,024       50,514,875         26,036,665      17,592,771        189,486,747       81,951,965        398,788,020     161,636,783
     Net Transfers Between Sub-accounts                  3,248,758      (4,889,580)    (1,158,338,887)     464,800,912          5,085,263     (65,778,804)        32,626,461      (93,467,807)         2,731,464     (78,061,901)       (37,415,826)     328,061,250       (228,191,622)    393,314,582
     Surrenders                                        (13,132,248)    (12,270,338)    (1,218,269,420)  (1,297,172,987)       (43,353,011)    (48,357,077)      (118,522,984)    (128,254,952)       (41,865,233)    (42,879,849)      (224,605,656)    (140,694,273)      (388,376,206)   (297,824,659)
     Other Fees and Charges                               (108,405)              -         (1,872,772)               -           (320,048)              -           (700,078)               -           (270,629)              -           (819,947)               -         (1,737,112)              -
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

     Net Increase/(Decrease) In Net Assets Resulting
  From Capital Share Transactions                        5,514,844      (5,684,743)      (956,463,806)    (198,228,357)        (5,575,985)    (88,850,524)        19,520,423     (171,207,884)       (13,367,733)   (103,348,979)       (73,354,682)     269,318,942       (219,516,920)    257,126,706
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

INCREASE/(DECREASE) IN NET ASSETS
FROM CONSOLIDATION                                                      14,523,276                         469,243,686                         30,535,302                          85,918,260                         42,892,320                         167,959,409                        286,544,242
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

TOTAL INCREASE/(DECREASE) IN NET ASSETS                 21,681,752     (16,201,568)      (976,030,057)     266,527,685         70,112,949    (206,868,536)       261,458,219     (203,357,146)        81,284,351    (210,444,326)       (53,075,931)     474,537,139       (139,662,713)    685,230,026
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

NET ASSETS:
     Beginning of Period                                86,558,358     102,759,926      2,711,656,868    2,445,129,183        280,546,742     487,415,278        750,296,836      953,653,982        246,736,903     457,181,229      1,051,871,089      577,333,950      2,216,132,059   1,530,902,033
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------
     End of Period                                   $ 108,240,110    $ 86,558,358     $1,735,626,811   $2,711,656,868      $ 350,659,691   $ 280,546,742     $1,011,755,055    $ 750,296,836      $ 328,021,254   $ 246,736,903      $ 998,795,158   $1,051,871,089     $2,076,469,346  $2,216,132,059
                                                  =================================   =================================  =================================   =================================  =================================   =================================  =================================

--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Fund Merged Operations.
^ Date Fund Commenced Due to Consolidation.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                      AST - Sanford Bernstein             AST - Sanford Bernstein              AST - Scudder Japan                     AST - Strong                   AST - T. Rowe Price                 AST - T. Rowe Price                AST - T. Rowe Price
                                                             Core Value                      Managed Index 500                                                     International Equity                 Asset Allocation                      Global Bond                     Natural Resources
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------
                                                     Year Ended      Year Ended         Year Ended       Year Ended         Year Ended      Jan. 1 thru        Year Ended       Year Ended         Year Ended      Year Ended         Year Ended       Year Ended         Year Ended      Year Ended
                                                   Dec. 31, 2003    Dec. 31, 2002      Dec. 31, 2003   Dec. 31, 2002      Dec. 31, 2003    May 3, 2002**      Dec. 31, 2003   Dec. 31, 2002      Dec. 31, 2003    Dec. 31, 2002      Dec. 31, 2003   Dec. 31, 2002      Dec. 31, 2003    Dec. 31, 2002
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

INCREASE/(DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment (Loss)/Income                     $ (1,575,094)     $ (909,527)      $ (1,012,160)    $ (1,552,612)               $ -       $ (19,464)      $ (2,371,803)    $ (2,834,430)       $ 2,886,448     $ 4,093,736        $ 4,149,773     $ (1,998,630)          $ 21,691       $ 177,913
     Net Realized (Loss)/Gain                           11,946,310      (4,021,512)       (28,177,375)    (136,450,454)                 -         275,401          5,882,560      (70,337,241)       (14,905,535)     (4,084,254)        16,178,020        7,861,123         (4,737,517)     (4,571,811)
     Net Unrealized Gain(Loss) On Investments           36,207,271      (6,743,950)       129,095,812       11,653,711                  -          69,004         88,603,310           (9,701)        71,132,857     (35,797,917)         1,532,938       12,320,481         36,865,494      (8,369,088)
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

     Net Increase/(Decrease) In Net Assets Resulting
        From Operations                                 46,578,487     (11,674,989)        99,906,276     (126,349,355)                 -         324,941         92,114,067      (73,181,372)        59,113,770     (35,788,435)        21,860,731       18,182,974         32,149,668     (12,762,986)
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

     Transfers of Annuity Fund Deposits                119,386,549      22,901,042         52,382,601       35,083,222                  -         266,406         73,911,115       19,383,360         29,988,804      11,124,056         48,862,832        9,523,784          9,748,136       8,124,995
     Net Transfers Between Sub-accounts               (129,605,916)    122,906,075          4,971,758      (31,808,035)                 -      (3,603,817)       (89,930,649)     (39,147,864)        43,501,458      (5,989,329)       (15,254,614)      74,965,874         22,436,867       5,410,854
     Surrenders                                        (43,575,919)    (14,281,676)       (61,029,034)     (75,570,675)                 -         (22,663)       (54,162,173)     (51,210,193)       (43,678,624)    (38,818,356)       (35,476,570)     (21,228,594)       (16,581,674)    (20,138,655)
     Other Fees and Charges                               (179,364)              -           (423,290)               -                  -               -           (325,916)               -           (237,268)              -           (173,415)               -           (106,768)              -
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

     Net Increase/(Decrease) In Net Assets Resulting
  From Capital Share Transactions                      (53,974,650)    131,525,441         (4,097,965)     (72,295,488)                 -      (3,360,074)       (70,507,623)     (70,974,697)        29,574,370     (33,683,629)        (2,041,767)      63,261,064         15,496,561      (6,602,806)
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

INCREASE/(DECREASE) IN NET ASSETS
FROM CONSOLIDATION                                                      36,014,459                          45,981,175                  -               -                          33,000,661                         14,880,240                          24,000,421                         11,175,885
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

TOTAL INCREASE/(DECREASE) IN NET ASSETS                 (7,396,163)    155,864,911         95,808,311     (152,663,668)                 -      (3,035,133)        21,606,444     (111,155,408)        88,688,140     (54,591,824)        19,818,964      105,444,459         47,646,229      (8,189,907)
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

NET ASSETS:
     Beginning of Period                               198,131,794      42,266,883        424,773,411      577,437,079                  -       3,035,133        311,089,214      422,244,622        264,454,961     319,046,785        208,097,688      102,653,229        121,238,963     129,428,870
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------
     End of Period                                   $ 190,735,631   $ 198,131,794      $ 520,581,722    $ 424,773,411                $ -             $ 0      $ 332,695,658    $ 311,089,214      $ 353,143,102   $ 264,454,961      $ 227,916,652    $ 208,097,688      $ 168,885,192   $ 121,238,963
                                                  =================================   =================================  =================================   =================================  =================================   =================================  =================================
                                                  =================================   =================================  =================================   =================================  =================================   =================================  =================================

--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Fund Merged Operations.
^ Date Fund Commenced Due to Consolidation.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                        AST - William Blair                     Davis Value                       Evergreen - VA                      Evergreen - VA                     Evergreen - VA              Evergreen - VA                     Evergreen - VA
                                                        International Growth                                                         Blue Chip                        Capital Growth                      Equity Index                 Foundation                            Fund
                                                  ---------------------------------   ---------------------------------   --------------------------------   ---------------------------------   --------------------------------   ---------------------------------   ---------------------------------
                                                  ---------------------------------   ---------------------------------   --------------------------------   ---------------------------------   --------------------------------   ---------------------------------   ---------------------------------
                                                     Year Ended      Year Ended          Year Ended      Year Ended         Jan. 1 thru     Year Ended         Jan. 1 thru      Year Ended         Jan. 1 thru     Year Ended          Year Ended      Year Ended        *Dec. 5 thru      Year Ended
                                                   Dec. 31, 2003    Dec. 31, 2002      Dec. 31, 2003    Dec. 31, 2002     Dec. 5, 2003**   Dec. 31, 2002      Dec. 5, 2003**   Dec. 31, 2002     Dec. 23, 2003**  Dec. 31, 2002      Dec. 31, 2003    Dec. 31, 2002      Dec. 31, 2003   Dec. 31, 2002
                                                  ---------------------------------   ---------------------------------   --------------------------------   ---------------------------------   --------------------------------   ---------------------------------   ---------------------------------
                                                  ---------------------------------   ---------------------------------   --------------------------------   ---------------------------------   --------------------------------   ---------------------------------   ---------------------------------

INCREASE/(DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment (Loss)/Income                     $ (5,163,089)   $ 10,881,423           $ (28,018)      $ (43,977)         $ (35,090)      $ (43,809)           $ 71,240       $ (85,331)           $ 1,922       $ (12,652)           $ 61,988        $ 47,373           $ (2,708)             $ -
     Net Realized (Loss)/Gain                          (95,119,355)   (235,854,600)           (204,889)       (362,342)          (715,034)       (484,307)         (1,407,166)       (715,913)          (487,594)       (578,937)           (258,936)       (426,835)               871                -
     Net Unrealized Gain(Loss) On Investments          224,223,221      89,224,259           1,552,851        (712,757)         1,143,118        (376,121)          1,914,099      (1,357,844)         1,231,501        (610,341)          1,182,707        (644,412)           123,120                -
                                                  ---------------------------------   ---------------------------------   --------------------------------   ---------------------------------   --------------------------------   ---------------------------------   ---------------------------------
                                                  ---------------------------------   ---------------------------------   --------------------------------   ---------------------------------   --------------------------------   ---------------------------------   ---------------------------------

     Net Increase/(Decrease) In Net Assets Resulting
        From Operations                                123,940,777    (135,748,918)          1,319,944      (1,119,076)           392,995        (904,237)            578,173      (2,159,088)           745,829      (1,201,930)            985,759      (1,023,874)           121,283                -
                                                  ---------------------------------   ---------------------------------   --------------------------------   ---------------------------------   --------------------------------   ---------------------------------   ---------------------------------
                                                  ---------------------------------   ---------------------------------   --------------------------------   ---------------------------------   --------------------------------   ---------------------------------   ---------------------------------

     Transfers of Annuity Fund Deposits                 77,267,161       3,089,891             348,660         895,445             55,805         368,743             385,763       1,407,860            179,247         827,484             142,330         727,163              5,325                -
     Net Transfers Between Sub-accounts                168,690,058     (84,311,453)            881,532         526,702         (2,743,951)       (316,323)         (6,018,929)       (256,805)        (4,009,550)        133,891            (143,731)       (321,323)         2,866,208                -
     Surrenders                                        (50,142,970)    (43,192,196)           (486,269)       (933,824)          (331,261)       (406,269)           (660,555)     (1,622,296)          (298,283)       (694,713)           (483,253)       (897,177)           (18,674)               -
     Other Fees and Charges                               (315,096)              -              (8,508)              -             (6,705)              -             (12,682)              -             (8,903)              -             (13,750)              -               (371)               -
                                                  ---------------------------------   ---------------------------------   --------------------------------   ---------------------------------   --------------------------------   ---------------------------------   ---------------------------------
                                                  ---------------------------------   ---------------------------------   --------------------------------   ---------------------------------   --------------------------------   ---------------------------------   ---------------------------------

     Net Increase/(Decrease) In Net Assets Resulting
  From Capital Share Transactions                      195,499,153    (124,413,758)            735,415         488,323         (3,026,112)       (353,849)         (6,306,403)       (471,241)        (4,137,489)        266,662            (498,404)       (491,337)         2,852,488                -
                                                  ---------------------------------   ---------------------------------   --------------------------------   ---------------------------------   --------------------------------   ---------------------------------   ---------------------------------
                                                  ---------------------------------   ---------------------------------   --------------------------------   ---------------------------------   --------------------------------   ---------------------------------   ---------------------------------

INCREASE/(DECREASE) IN NET ASSETS
FROM CONSOLIDATION                                                      20,660,425                                   -                                  -                                   -                                  -                                   -                                   -
                                                  ---------------------------------   ---------------------------------   --------------------------------------------------------------------   --------------------------------   ---------------------------------   ---------------------------------
                                                  ---------------------------------   ---------------------------------   --------------------------------------------------------------------   --------------------------------   ---------------------------------   ---------------------------------

TOTAL INCREASE/(DECREASE) IN NET ASSETS                319,439,930    (239,502,251)          2,055,359        (630,753)        (2,633,117)     (1,258,086)         (5,728,230)     (2,630,329)        (3,391,660)       (935,268)            487,355      (1,515,211)         2,973,771                -
                                                  ---------------------------------   ---------------------------------   --------------------------------   ---------------------------------   --------------------------------   ---------------------------------   ---------------------------------
                                                  ---------------------------------   ---------------------------------   --------------------------------   ---------------------------------   --------------------------------   ---------------------------------   ---------------------------------

NET ASSETS:
     Beginning of Period                               308,793,205     548,295,456           4,771,411       5,402,164          2,633,117       3,891,203           5,728,230       8,358,559          3,391,660       4,326,928           7,354,951       8,870,162                  -                -
                                                  ---------------------------------   ---------------------------------   --------------------------------   ---------------------------------   --------------------------------   ---------------------------------   ---------------------------------
                                                  ---------------------------------   ---------------------------------   --------------------------------   ---------------------------------   --------------------------------   ---------------------------------   ---------------------------------
     End of Period                                   $ 628,233,135   $ 308,793,205         $ 6,826,770     $ 4,771,411               $ (0)    $ 2,633,117                $ (0)    $ 5,728,230                $ 0     $ 3,391,660         $ 7,842,305     $ 7,354,951        $ 2,973,771              $ -
                                                  =================================   =================================   ================================   =================================   ================================   =================================   =================================
                                                  =================================   =================================   ================================   =================================   ================================   =================================   =================================

---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Fund Merged Operations.
^ Date Fund Commenced Due to Consolidation.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                           Evergreen - VA                      Evergreen - VA                     Evergreen - VA             Evergreen - VA                              Evergreen - VA                      Evergreen - VA                     Evergreen - VA
                                                           Global Leaders                     Growth & Income                  International Equity               Omega                                  Special Equity                      Special Values                    Strategic Income
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------
                                                    Jan. 1 thru      Year Ended        *Dec. 5 thru      Year Ended         Year Ended      Year Ended         Year Ended       Year Ended         Year Ended      Year Ended         Year Ended       Year Ended         Year Ended      Year Ended
                                                   Dec. 5, 2003**   Dec. 31, 2002      Dec. 31, 2003   Dec. 31, 2002      Dec. 31, 2003    Dec. 31, 2002      Dec. 31, 2003   Dec. 31, 2002      Dec. 31, 2003    Dec. 31, 2002      Dec. 31, 2003   Dec. 31, 2002      Dec. 31, 2003    Dec. 31, 2002
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

INCREASE/(DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment (Loss)/Income                        $ (92,217)     $ (108,394)          $ 22,681              $ -          $ 132,289           $ (57)        $ (256,567)      $ (236,846)        $ (496,355)     $ (327,540)         $ (50,407)        $ 30,730          $ (91,868)      $ 232,965
     Net Realized (Loss)/Gain                              628,009      (1,742,023)               781                -              1,472          (1,234)        (1,981,527)      (4,957,278)         4,697,911      (2,872,545)          (149,125)         (11,314)           772,756          (1,122)
     Net Unrealized Gain(Loss) On Investments            1,544,892      (1,781,893)           248,698                -            742,111         (44,936)         7,895,786          202,264          8,699,489      (4,842,952)         1,195,201         (889,098)           210,531         401,618
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

     Net Increase/(Decrease) In Net Assets Resulting
        From Operations                                  2,080,684      (3,632,310)           272,161                -            875,873         (46,227)         5,657,692       (4,991,860)        12,901,045      (8,043,037)           995,669         (869,682)           891,418         633,461
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

     Transfers of Annuity Fund Deposits                  2,388,807       1,500,942             30,337                -            201,398          56,094          4,439,059        1,730,139          9,220,515       2,031,085            356,548        1,387,207            844,135         936,276
     Net Transfers Between Sub-accounts                (15,386,242)        355,296          5,743,936                -         17,361,881         (41,556)         7,867,248        1,081,326         21,441,123        (598,963)            54,623          965,251            374,496       1,660,090
     Surrenders                                         (1,786,276)     (1,860,305)           (18,749)               -            (94,751)        (12,684)        (2,516,494)      (2,417,355)        (5,897,466)     (2,982,595)          (416,868)      (1,265,961)          (966,014)       (873,294)
     Other Fees and Charges                                (16,437)              -               (949)               -             (1,008)              -            (29,429)               -            (38,045)              -            (10,272)               -            (11,180)              -
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

     Net Increase/(Decrease) In Net Assets Resulting
  From Capital Share Transactions                      (14,800,148)         (4,067)         5,754,575                -         17,467,520           1,854          9,760,384          394,110         24,726,127      (1,550,473)           (15,969)       1,086,497            241,437       1,723,072
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

INCREASE/(DECREASE) IN NET ASSETS
FROM CONSOLIDATION                                                       2,667,159                                   -                                  -                             606,078                          2,603,927                                   -                                  -
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

TOTAL INCREASE/(DECREASE) IN NET ASSETS                (12,719,464)       (969,218)         6,026,736                -         18,343,393         (44,373)        15,418,076       (3,991,672)        37,627,172      (6,989,583)           979,699          216,815          1,132,855       2,356,533
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

NET ASSETS:
     Beginning of Period                                12,719,464      13,688,682                  -                -            377,265         421,638         13,350,314       17,341,986         18,350,688      25,340,271          3,907,168        3,690,353          5,868,995       3,512,462
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------
     End of Period                                            $ (0)   $ 12,719,464        $ 6,026,736              $ -       $ 18,720,657       $ 377,265       $ 28,768,390     $ 13,350,314       $ 55,977,860    $ 18,350,688        $ 4,886,867      $ 3,907,168        $ 7,001,850     $ 5,868,995
                                                  =================================   =================================  =================================   =================================  =================================   =================================  =================================
                                                  =================================   =================================  =================================   =================================  =================================   =================================  =================================

--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Fund Merged Operations.
^ Date Fund Commenced Due to Consolidation.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                           First Trust -                       First Trust -                      First Trust -                       First Trust -                       First Trust -                        First Trust -                           First Trust -
                                                         10 Uncommon Values                        Energy                       Financial Services                   Global Target 15                   NASDAQ Target 15                       Pharmaceutical                          S&P Target 24
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------   --------------------------------   -------------------------------------   ------------------------------------
                                                     Year Ended      Year Ended         Year Ended     ^Nov. 18 thru        Year Ended     ^Nov. 18 thru        Year Ended     ^Nov. 18 thru       Year Ended     ^Nov. 18 thru         Year Ended       ^Nov. 18 thru         Year Ended       ^Nov. 18 thru
                                                   Dec. 31, 2003    Dec. 31, 2002      Dec. 31, 2003   Dec. 31, 2002      Dec. 31, 2003    Dec. 31, 2002      Dec. 31, 2003    Dec. 31, 2002      Dec. 31, 2003   Dec. 31, 2002       Dec. 31, 2003      Dec. 31, 2002        Dec. 31, 2003     Dec. 31, 2002
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------   --------------------------------   -------------------------------------   ------------------------------------

INCREASE/(DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment (Loss)/Income                        $ (99,438)     $ (121,039)         $ (24,407)        $ (3,491)         $ (40,422)       $ (5,350)          $ (25,761)       $ (3,429)         $ (46,706)       $ (5,883)            $ (37,120)         $ (5,164)           $ (49,145)         $ (7,136)
     Net Realized (Loss)/Gain                           (1,923,168)     (3,763,238)            34,268            5,232              5,135          (7,429)            (26,448)         (6,911)          (199,430)         (7,875)             (272,918)          (26,438)            (204,426)          (17,523)
     Net Unrealized Gain(Loss) On Investments            4,263,473        (657,224)           654,339          (90,929)         1,132,057        (524,920)            803,438        (337,750)         1,599,300      (1,288,103)              906,856          (893,102)           1,260,705          (814,558)
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------   --------------------------------   -------------------------------------   ------------------------------------

     Net Increase/(Decrease) In Net Assets Resulting
        From Operations                                  2,240,867      (4,541,501)           664,200          (89,188)         1,096,770        (537,699)            751,230        (348,090)         1,353,164      (1,301,861)              596,819          (924,704)           1,007,134          (839,217)
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------   --------------------------------   -------------------------------------   ------------------------------------

     Transfers of Annuity Fund Deposits                    356,013         453,956            259,611           66,150            414,078         141,715             260,384          64,209            212,199          60,159               435,541           137,748              499,726            79,602
     Net Transfers Between Sub-accounts                    807,657      (1,735,742)           (82,681)         (70,443)           165,196         (17,982)             29,451          (2,320)           (82,991)        203,872               160,290             5,600               21,786            36,860
     Surrenders                                           (669,922)       (593,052)          (385,025)         (56,218)          (605,953)        (69,746)           (329,368)        (55,555)          (513,073)        (31,788)             (523,474)          (70,869)            (734,409)          (83,433)
     Other Fees and Charges                                 (7,865)              -             (4,104)               -             (6,491)              -              (4,071)              -             (6,252)              -                (6,647)                -               (8,546)                -
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------   --------------------------------   -------------------------------------   ------------------------------------

     Net Increase/(Decrease) In Net Assets Resulting
  From Capital Share Transactions                          485,883      (1,874,838)          (212,199)         (60,511)           (33,170)         53,987             (43,604)          6,334           (390,117)        232,243                65,710            72,479             (221,443)           33,029
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------   --------------------------------   -------------------------------------   ------------------------------------

INCREASE/(DECREASE) IN NET ASSETS
FROM CONSOLIDATION                                                       2,539,187                           2,536,370                          4,181,287                           2,683,441                          5,176,944                               4,308,903                              5,573,567
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------   --------------------------------   -------------------------------------   ------------------------------------

TOTAL INCREASE/(DECREASE) IN NET ASSETS                  2,726,750      (3,877,152)           452,001        2,386,671          1,063,600       3,697,575             707,626       2,341,685            963,047       4,107,326               662,528         3,456,678              785,691         4,767,379
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------   --------------------------------   -------------------------------------   ------------------------------------

NET ASSETS:
     Beginning of Period                                 6,759,630      10,636,782          2,386,671                           3,697,575                           2,341,685                          4,107,326                             3,456,678                              4,767,379
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------   --------------------------------   -------------------------------------   ------------------------------------
     End of Period                                     $ 9,486,380     $ 6,759,630        $ 2,838,672      $ 2,386,671        $ 4,761,175     $ 3,697,575         $ 3,049,311     $ 2,341,685        $ 5,070,373     $ 4,107,326           $ 4,119,206       $ 3,456,678          $ 5,553,070       $ 4,767,379
                                                  =================================   =================================  =================================   =================================   ================================   =====================================   ====================================

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Fund Merged Operations.
^ Date Fund Commenced Due to Consolidation.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                             First Trust -                           First Trust -                          First Trust -                           First Trust -                           Galaxy - VIP                   Galaxy - VIP                                    Galaxy - VIP
                                                           Target Managed VIP                          Technology                          The Dow DART 10                       Value Line Target 25                     Asset Allocation                       Growth and Income                         Money Market
                                                  -------------------------------------   -------------------------------------  -------------------------------------   -------------------------------------  -------------------------------------   -------------------------------------   ------------------------------------
                                                  -------------------------------------   -------------------------------------  -------------------------------------   -------------------------------------  -------------------------------------   -------------------------------------   ------------------------------------
                                                      Year Ended       ^Nov. 18 thru         Year Ended       ^Nov. 18 thru          Year Ended       ^Nov. 18 thru         Year Ended       ^Nov. 18 thru         Jan. 1 thru       ^Nov. 18 thru         Jan. 1 thru       ^Nov. 18 thru         Jan. 1 thru      ^Nov. 18 thru
                                                    Dec. 31, 2003      Dec. 31, 2002        Dec. 31, 2003     Dec. 31, 2002        Dec. 31, 2003      Dec. 31, 2002        Dec. 31, 2003     Dec. 31, 2002        Oct. 4, 2003**     Dec. 31, 2002       Oct. 11, 2003**     Dec. 31, 2002       Oct. 4, 2003**     Dec. 31, 2002
                                                  -------------------------------------   -------------------------------------  -------------------------------------   -------------------------------------  -------------------------------------   -------------------------------------   ------------------------------------
                                                  -------------------------------------   -------------------------------------  -------------------------------------   -------------------------------------  -------------------------------------   -------------------------------------   ------------------------------------

INCREASE/(DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment (Loss)/Income                         $ (164,993)        $ (15,428)           $ (17,727)          $ (2,172)           $ (40,385)         $ (6,402)           $ (38,213)          $ (3,964)           $ 131,800         $ 162,837              $ (2,394)         $ (1,920)            $ (7,684)            $ 173
     Net Realized (Loss)/Gain                               (668,863)          (39,083)            (123,045)            (6,502)            (238,649)          (19,221)             (79,044)           (13,639)         (11,816,008)         (320,298)           (2,051,700)          (38,239)                   -                 -
     Net Unrealized Gain(Loss) On Investments              5,606,871          (947,854)             795,599           (713,097)             946,505          (801,843)           1,433,523           (423,965)          11,647,668       (11,647,668)            1,921,850        (1,921,850)                   -                 -
                                                  -------------------------------------   -------------------------------------  -------------------------------------   -------------------------------------  -------------------------------------   -------------------------------------   ------------------------------------
                                                  -------------------------------------   -------------------------------------  -------------------------------------   -------------------------------------  -------------------------------------   -------------------------------------   ------------------------------------

     Net Increase/(Decrease) In Net Assets Resulting
        From Operations                                    4,773,015        (1,002,365)             654,826           (721,771)             667,471          (827,466)           1,316,266           (441,568)             (36,540)      (11,805,129)             (132,244)       (1,962,009)              (7,684)              173
                                                  -------------------------------------   -------------------------------------  -------------------------------------   -------------------------------------  -------------------------------------   -------------------------------------   ------------------------------------
                                                  -------------------------------------   -------------------------------------  -------------------------------------   -------------------------------------  -------------------------------------   -------------------------------------   ------------------------------------

     Transfers of Annuity Fund Deposits                    5,058,051         1,497,657               69,221             30,393              391,072           131,407              378,934            176,706               17,206             8,630                 4,266               298              741,911           871,244
     Net Transfers Between Sub-accounts                    1,886,565           334,284               64,975             14,719             (514,692)          231,646              526,539             77,621          (31,793,001)         (350,768)           (4,654,444)           23,425           (4,966,200)        1,006,366
     Surrenders                                           (3,256,457)         (221,210)            (191,770)            (7,251)            (486,072)         (139,044)            (266,152)           (10,251)          (2,588,581)       (1,157,868)             (422,514)         (140,174)          (5,528,837)       (2,851,421)
     Other Fees and Charges                                  (28,463)                -               (2,611)                 -               (5,904)                -               (5,448)                 -              (10,619)                -                (1,461)                -               (3,571)                -
                                                  -------------------------------------   -------------------------------------  -------------------------------------   -------------------------------------  -------------------------------------   -------------------------------------   ------------------------------------
                                                  -------------------------------------   -------------------------------------  -------------------------------------   -------------------------------------  -------------------------------------   -------------------------------------   ------------------------------------

     Net Increase/(Decrease) In Net Assets Resulting
  From Capital Share Transactions                          3,659,696         1,610,731              (60,185)            37,861             (615,596)          224,009              633,873            244,076          (34,374,995)       (1,500,006)           (5,074,153)         (116,451)          (9,756,697)         (973,811)
                                                  -------------------------------------   -------------------------------------  -------------------------------------   -------------------------------------  -------------------------------------   -------------------------------------   ------------------------------------
                                                  -------------------------------------   -------------------------------------  -------------------------------------   -------------------------------------  -------------------------------------   -------------------------------------   ------------------------------------

INCREASE/(DECREASE) IN NET ASSETS
FROM CONSOLIDATION                                                          11,456,272                               2,162,308                              4,821,241                               3,179,810                             47,716,670                               7,284,857                             10,738,019
                                                  -------------------------------------   -------------------------------------  -------------------------------------   -------------------------------------  -------------------------------------   -------------------------------------   ------------------------------------
                                                  -------------------------------------   -------------------------------------  -------------------------------------   -------------------------------------  -------------------------------------   -------------------------------------   ------------------------------------

TOTAL INCREASE/(DECREASE) IN NET ASSETS                    8,432,711        12,064,638              594,641          1,478,398               51,875         4,217,784            1,950,139          2,982,318          (34,411,535)       34,411,535            (5,206,397)        5,206,397           (9,764,381)        9,764,381
                                                  -------------------------------------   -------------------------------------  -------------------------------------   -------------------------------------  -------------------------------------   -------------------------------------   ------------------------------------
                                                  -------------------------------------   -------------------------------------  -------------------------------------   -------------------------------------  -------------------------------------   -------------------------------------   ------------------------------------

NET ASSETS:
     Beginning of Period                                  12,064,638                              1,478,398                               4,217,784                              2,982,318                              34,411,535                               5,206,397                              9,764,381
                                                  -------------------------------------   -------------------------------------  -------------------------------------   -------------------------------------  -------------------------------------   -------------------------------------   ------------------------------------
                                                  -------------------------------------   -------------------------------------  -------------------------------------   -------------------------------------  -------------------------------------   -------------------------------------   ------------------------------------
     End of Period                                      $ 20,497,349      $ 12,064,638          $ 2,073,039        $ 1,478,398          $ 4,269,659       $ 4,217,784          $ 4,932,457        $ 2,982,318                  $ 0      $ 34,411,535                   $ 0       $ 5,206,397                  $ 0       $ 9,764,381
                                                  =====================================   =====================================  =====================================   =====================================  =====================================   =====================================   ====================================
                                                  =====================================   =====================================  =====================================   =====================================  =====================================   =====================================   ====================================

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Fund Merged Operations.
^ Date Fund Commenced Due to Consolidation.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                              Galaxy - VIP                            Galaxy - VIP                           Gartmore -                           INVESCO - VIF                          INVESCO - VIF                           INVESCO - VIF                           INVESCO - VIF
                                                           Quality Plus Bond                      Small Company Growth                 GVIT Developing Markets                       Dynamics                          Financial Services                       Health Sciences                           Technology
                                                  -------------------------------------   -------------------------------------   ----------------------------------   -------------------------------------  -------------------------------------   -------------------------------------   ------------------------------------
                                                     Jan. 1 thru       ^Nov. 18 thru         Jan. 1 thru      ^Nov. 18 thru         Year Ended       Year Ended           Year Ended         Year Ended           Year Ended        Year Ended           Year Ended         Year Ended           Year Ended        Year Ended
                                                    Oct. 4, 2003**     Dec. 31, 2002       Oct. 11, 2003**    Dec. 31, 2002        Dec. 31, 2003    Dec. 31, 2002        Dec. 31, 2003     Dec. 31, 2002        Dec. 31, 2003      Dec. 31, 2002        Dec. 31, 2003     Dec. 31, 2002         Dec. 31, 2003     Dec. 31, 2002
                                                  -------------------------------------   -------------------------------------   ----------------------------------   -------------------------------------  -------------------------------------   -------------------------------------   ------------------------------------

INCREASE/(DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment (Loss)/Income                          $ 110,591          $ 60,404             $ (6,337)          $ (3,467)      $ (1,256,523)     $ (1,206,362)          $ (983,230)      $ (1,237,630)          $ (781,417)     $ (1,182,024)        $ (1,663,298)      $ (2,373,184)        $ (1,159,252)     $ (1,682,942)
     Net Realized (Loss)/Gain                                637,088            19,935           (2,107,842)           (51,866)        18,082,921        (2,748,029)          12,358,382        (29,083,830)          (4,889,845)      (17,481,640)         (12,013,623)       (18,907,675)           5,185,144      (103,487,871)
     Net Unrealized Gain(Loss) On Investments               (703,180)          703,180            1,979,825         (1,979,825)        30,133,596        (5,308,416)           8,718,456         (4,934,302)          27,210,276        (2,729,403)          40,369,399        (29,007,053)          24,367,652        26,528,457
                                                  -------------------------------------   -------------------------------------   ----------------------------------   -------------------------------------  -------------------------------------   -------------------------------------   ------------------------------------

     Net Increase/(Decrease) In Net Assets Resulting
        From Operations                                       44,498           783,519             (134,354)        (2,035,158)        46,959,994        (9,262,807)          20,093,608        (35,255,762)          21,539,014       (21,393,067)          26,692,478        (50,287,912)          28,393,544       (78,642,356)
                                                  -------------------------------------   -------------------------------------   ----------------------------------   -------------------------------------  -------------------------------------   -------------------------------------   ------------------------------------

     Transfers of Annuity Fund Deposits                       35,355            20,305                3,444                113          9,166,323         3,111,291           11,898,437          6,769,408            5,775,301         5,243,346            9,034,538          8,104,442            4,186,228         3,490,801
     Net Transfers Between Sub-accounts                   (9,576,025)          105,750           (2,210,136)                 -         44,458,203       (12,476,640)           4,190,094        (29,812,061)          (5,021,378)      (36,105,983)          (7,661,856)       (51,995,032)            (185,484)      (27,831,639)
     Surrenders                                             (704,689)         (427,313)            (147,234)           (53,418)       (13,486,718)      (10,150,945)         (13,804,146)       (12,829,802)          (9,457,009)      (13,925,274)         (14,170,644)       (18,721,871)          (8,973,755)       (9,620,725)
     Other Fees and Charges                                   (2,911)                -               (1,214)                 -            (71,051)                -              (80,016)                 -              (91,322)                -             (134,414)                 -              (98,258)                -
                                                  -------------------------------------   -------------------------------------   ----------------------------------   -------------------------------------  -------------------------------------   -------------------------------------   ------------------------------------

     Net Increase/(Decrease) In Net Assets Resulting
  From Capital Share Transactions                        (10,248,270)         (301,258)          (2,355,140)           (53,305)        40,066,757       (19,516,294)           2,204,369        (35,872,455)          (8,794,408)      (44,787,911)         (12,932,376)       (62,612,461)          (5,071,269)      (33,961,563)
                                                  -------------------------------------   -------------------------------------   ----------------------------------   -------------------------------------  -------------------------------------   -------------------------------------   ------------------------------------

INCREASE/(DECREASE) IN NET ASSETS
FROM CONSOLIDATION                                                           9,721,511                               4,577,957                            8,038,806                              13,557,080                              6,649,057                               9,618,991                              4,605,671
                                                  -------------------------------------   -------------------------------------   ----------------------------------   -------------------------------------  -------------------------------------   -------------------------------------   ------------------------------------

TOTAL INCREASE/(DECREASE) IN NET ASSETS                  (10,203,772)       10,203,772           (2,489,494)         2,489,494         87,026,751       (20,740,295)          22,297,977        (57,571,137)          12,744,606       (59,531,921)          13,760,102       (103,281,382)          23,322,275      (107,998,248)
                                                  -------------------------------------   -------------------------------------   ----------------------------------   -------------------------------------  -------------------------------------   -------------------------------------   ------------------------------------

NET ASSETS:
     Beginning of Period                                  10,203,772                              2,489,494                            70,889,469        91,629,764           62,724,192        120,295,329           85,332,946       144,864,867          115,834,514        219,115,896           69,602,006       177,600,254
                                                  -------------------------------------   -------------------------------------   ----------------------------------   -------------------------------------  -------------------------------------   -------------------------------------   ------------------------------------
     End of Period                                              $ (0)     $ 10,203,772                 $ (0)       $ 2,489,494      $ 157,916,220      $ 70,889,469         $ 85,022,169       $ 62,724,192         $ 98,077,552      $ 85,332,946        $ 129,594,616      $ 115,834,514         $ 92,924,281      $ 69,602,006
                                                  =====================================   =====================================   ==================================   =====================================  =====================================   =====================================   ====================================

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Fund Merged Operations.
^ Date Fund Commenced Due to Consolidation.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                           INVESCO - VIF                      Liberty - Asset                    Liberty - Columbia                 Liberty - Columbia                     Liberty -                       Liberty - Federal                      Liberty -
                                                         Telecommunications                    Allocation VS                        High Yield VS                 Real Estate Equity VS                    Equity VS                         Securities VS                     Money Market VS
                                                  ---------------------------------   ---------------------------------   ---------------------------------  ---------------------------------  ---------------------------------   --------------------------------   --------------------------------
                                                     Year Ended      Year Ended         *Oct. 4 thru     Year Ended         Year Ended     ^Nov. 18 thru        Year Ended     ^Nov. 18 thru       Year Ended     ^Nov. 18 thru      *Oct. 4 thru     Year Ended        *Oct. 4 thru     Year Ended
                                                   Dec. 31, 2003    Dec. 31, 2002      Dec. 31, 2003    Dec. 31, 2002      Dec. 31, 2003   Dec. 31, 2002      Dec. 31, 2003    Dec. 31, 2002     Dec. 31, 2003    Dec. 31, 2002      Dec. 31, 2003   Dec. 31, 2002      Dec. 31, 2003   Dec. 31, 2002
                                                  ---------------------------------   ---------------------------------   ---------------------------------  ---------------------------------  ---------------------------------   --------------------------------   --------------------------------

INCREASE/(DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment (Loss)/Income                       $ (372,948)     $ (573,461)         $ (209,781)            $ -           $ 76,205         $ 12,409            $ 8,498        $ 10,366         $ (175,049)       $ 32,338          $ (69,707)            $ -          $ (17,183)            $ -
     Net Realized (Loss)/Gain                            3,171,276     (31,168,990)            872,754               -            (21,442)          (3,154)           139,286          41,154         (4,725,523)       (561,484)            34,812               -                  -               -
     Net Unrealized Gain(Loss) On Investments            4,381,656      (1,537,370)          4,631,410               -             95,273          (62,070)            23,595          (7,320)        10,406,513     (19,321,709)           148,637               -                  -               -
                                                  ---------------------------------   ---------------------------------   ---------------------------------  ---------------------------------  ---------------------------------   --------------------------------   --------------------------------

     Net Increase/(Decrease) In Net Assets Resulting
        From Operations                                  7,179,984     (33,279,821)          5,294,383               -            150,037          (52,815)           171,379          44,200          5,505,941     (19,850,855)           113,742               -            (17,183)              -
                                                  ---------------------------------   ---------------------------------   ---------------------------------  ---------------------------------  ---------------------------------   --------------------------------   --------------------------------

     Transfers of Annuity Fund Deposits                  3,062,848       1,711,756              54,691               -            121,319               53             17,106             100             94,245          12,035             84,484               -          1,038,404               -
     Net Transfers Between Sub-accounts                 (1,767,423)    (10,242,726)         28,741,748               -            294,560            1,414             96,786         (38,534)         2,483,719        (236,201)         9,907,891               -         12,609,645               -
     Surrenders                                         (3,710,921)     (4,049,922)         (7,518,688)              -           (520,161)         (17,952)          (290,624)        (22,017)        (6,622,303)       (744,998)        (2,186,370)              -         (7,730,076)              -
     Other Fees and Charges                                (42,047)              -             (28,979)              -               (889)               -               (651)              -            (38,975)              -             (7,089)              -             (5,371)              -
                                                  ---------------------------------   ---------------------------------   ---------------------------------  ---------------------------------  ---------------------------------   --------------------------------   --------------------------------

     Net Increase/(Decrease) In Net Assets Resulting
  From Capital Share Transactions                       (2,457,543)    (12,580,892)         21,248,772               -           (105,171)         (16,485)          (177,383)        (60,451)        (4,083,314)       (969,164)         7,798,916               -          5,912,602               -
                                                  ---------------------------------   ---------------------------------   ---------------------------------  ---------------------------------  ---------------------------------   --------------------------------   --------------------------------

INCREASE/(DECREASE) IN NET ASSETS
FROM CONSOLIDATION                                                       2,243,811                                   -                           1,406,759                            668,398                         46,001,725                                  -                                  -
                                                  ---------------------------------   ---------------------------------   ---------------------------------  ---------------------------------  ---------------------------------   --------------------------------   --------------------------------

TOTAL INCREASE/(DECREASE) IN NET ASSETS                  4,722,441     (43,616,902)         26,543,155               -             44,866        1,337,459             (6,004)        652,147          1,422,628      25,181,706          7,912,658               -          5,895,419               -
                                                  ---------------------------------   ---------------------------------   ---------------------------------  ---------------------------------  ---------------------------------   --------------------------------   --------------------------------

NET ASSETS:
     Beginning of Period                                24,274,294      67,891,196                   -               -          1,337,459                             652,147                         25,181,706                                  -               -                  -               -
                                                  ---------------------------------   ---------------------------------   ---------------------------------  ---------------------------------  ---------------------------------   --------------------------------   --------------------------------
     End of Period                                    $ 28,996,735    $ 24,274,294        $ 26,543,155             $ -        $ 1,382,325      $ 1,337,459          $ 646,143       $ 652,147       $ 26,604,334    $ 25,181,706        $ 7,912,658             $ -        $ 5,895,419             $ -
                                                  =================================   =================================   =================================  =================================  =================================   ================================   ================================

-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Fund Merged Operations.
^ Date Fund Commenced Due to Consolidation.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                  Liberty - Small                      ProFunds - VP                              ProFunds - VP                       ProFunds - VP                      ProFunds - VP                       ProFunds - VP                      ProFunds - VP
                                                         Company Growth VS                Asia 30                                     Banks                          Basic Materials                          Bear                           Biotechnology                           Bull
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------
                                                   *Oct. 11 thru     Year Ended         Year Ended      * May 1 thru        Year Ended     * May 1 thru        Year Ended      * May 1 thru        Year Ended      Year Ended         Year Ended       Year Ended         Year Ended     * May 1 thru
                                                   Dec. 31, 2003    Dec. 31, 2002      Dec. 31, 2003   Dec. 31, 2002      Dec. 31, 2003    Dec. 31, 2002      Dec. 31, 2003   Dec. 31, 2002      Dec. 31, 2003    Dec. 31, 2002      Dec. 31, 2003   Dec. 31, 2002      Dec. 31, 2003    Dec. 31, 2002
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

INCREASE/(DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment (Loss)/Income                        $ (16,940)            $ -         $ (288,693)       $ (60,099)           $ 5,197       $ (99,402)        $ (101,550)       $ (39,588)      $ (1,668,652)     $ (696,469)        $ (318,743)      $ (271,066)        $ (857,762)     $ (239,187)
     Net Realized (Loss)/Gain                              240,410               -          5,108,254       (1,394,466)           656,355      (2,127,474)         2,077,917       (1,727,451)       (26,085,524)       (996,773)         5,278,370      (12,238,800)         1,566,853         (27,309)
     Net Unrealized Gain(Loss) On Investments              736,375               -          3,271,812         (676,609)            96,355         (21,789)         1,844,846          (20,289)        (3,410,212)      1,673,872          1,168,818          167,408          7,216,573      (2,751,680)
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

     Net Increase/(Decrease) In Net Assets Resulting
        From Operations                                    959,845               -          8,091,373       (2,131,174)           757,907      (2,248,665)         3,821,212       (1,787,328)       (31,164,387)        (19,370)         6,128,445      (12,342,458)         7,925,664      (3,018,176)
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

     Transfers of Annuity Fund Deposits                      8,275               -          3,576,616           77,474          1,363,382         110,035          1,291,588           91,241          7,456,566       3,493,253          1,549,205          964,612          6,871,140         547,289
     Net Transfers Between Sub-accounts                  2,228,064               -         22,317,039       19,863,688           (966,447)      6,892,279         43,920,159        5,701,445         19,868,113      21,833,665         (4,778,826)     (17,318,174)        70,910,907      45,409,849
     Surrenders                                           (916,514)              -         (3,421,505)        (351,823)        (1,172,304)     (1,685,977)        (1,954,249)        (491,786)       (20,053,315)     (7,811,895)        (2,813,824)      (1,723,615)        (9,850,982)     (1,880,162)
     Other Fees and Charges                                 (1,775)              -            (15,224)               -             (4,752)              -             (8,485)               -            (87,893)              -            (17,753)               -            (43,735)              -
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

     Net Increase/(Decrease) In Net Assets Resulting
  From Capital Share Transactions                        1,318,050               -         22,456,926       19,589,338           (780,121)      5,316,336         43,249,013        5,300,900          7,183,471      17,515,023         (6,061,198)     (18,077,177)        67,887,330      44,076,976
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

INCREASE/(DECREASE) IN NET ASSETS
FROM CONSOLIDATION                                                               -                           1,120,166                          2,713,760                             338,227                         24,846,660                           2,010,333                         20,411,941
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

TOTAL INCREASE/(DECREASE) IN NET ASSETS                  2,277,895               -         30,548,299       18,578,331            (22,214)      5,781,431         47,070,226        3,851,799        (23,980,916)     42,342,313             67,246      (28,409,302)        75,812,994      61,470,741
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

NET ASSETS:
     Beginning of Period                                         -               -         18,578,331                -          5,781,431               -          3,851,799                -         77,642,614      35,300,301         14,211,616       42,620,918         61,470,741               -
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------
     End of Period                                     $ 2,277,895             $ -       $ 49,126,629     $ 18,578,331        $ 5,759,217     $ 5,781,431       $ 50,922,025      $ 3,851,799       $ 53,661,698    $ 77,642,614       $ 14,278,862     $ 14,211,616      $ 137,283,735    $ 61,470,741
                                                  =================================   =================================  =================================   =================================  =================================   =================================  =================================
                                                  =================================   =================================  =================================   =================================  =================================   =================================  =================================

--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Fund Merged Operations.
^ Date Fund Commenced Due to Consolidation.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                           ProFunds - VP                       ProFunds - VP                      ProFunds - VP                       ProFunds - VP                      ProFunds - VP                       ProFunds - VP                      ProFunds - VP
                                                         Consumer Cyclical                 Consumer Non-Cyclical                      Energy                            Europe 30                          Financial                           Healthcare                         Industrial
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------
                                                     Year Ended     * May 1 thru        Year Ended      * May 1 thru        Year Ended      Year Ended         Year Ended       Year Ended         Year Ended      Year Ended         Year Ended       Year Ended         Year Ended     * May 1 thru
                                                   Dec. 31, 2003    Dec. 31, 2002      Dec. 31, 2003   Dec. 31, 2002      Dec. 31, 2003    Dec. 31, 2002      Dec. 31, 2003   Dec. 31, 2002      Dec. 31, 2003    Dec. 31, 2002      Dec. 31, 2003   Dec. 31, 2002      Dec. 31, 2003    Dec. 31, 2002
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

INCREASE/(DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment (Loss)/Income                        $ (58,696)      $ (18,568)         $ (36,641)       $ (90,663)        $ (204,540)     $ (249,870)        $ (659,555)      $ (417,126)        $ (178,703)     $ (331,758)        $ (259,628)      $ (294,659)         $ (50,169)      $ (11,240)
     Net Realized (Loss)/Gain                              981,251      (1,755,663)           358,907       (1,468,175)           790,887      (3,387,650)         8,695,002      (10,519,078)         2,495,392      (5,222,929)          (362,016)      (5,272,600)         1,095,975        (391,936)
     Net Unrealized Gain(Loss) On Investments              163,072         (47,366)            45,235           (8,345)         2,713,630        (413,984)        11,146,889         (240,360)           904,113        (403,086)         1,321,787          (77,654)           138,174         (25,736)
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

     Net Increase/(Decrease) In Net Assets Resulting
        From Operations                                  1,085,627      (1,821,597)           367,501       (1,567,183)         3,299,977      (4,051,504)        19,182,336      (11,176,564)         3,220,802      (5,957,773)           700,143       (5,644,913)         1,183,980        (428,912)
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

     Transfers of Annuity Fund Deposits                    668,976          66,406            674,255          219,468          2,695,258       1,109,007          3,161,655        1,370,440          2,768,407       1,400,714        $ 4,298,297        1,815,324            452,843          51,680
     Net Transfers Between Sub-accounts                   (592,820)      4,925,008         (2,767,812)       5,362,682         21,249,661        (145,677)        75,524,403      (22,130,025)         3,299,044      (7,493,587)         7,645,308      (18,408,423)         9,677,160       1,672,674
     Surrenders                                           (819,450)       (170,835)          (816,374)        (892,823)        (2,129,029)     (2,647,425)        (6,431,054)      (2,817,263)        (2,606,262)     (3,525,294)        (2,906,661)      (3,365,878)          (692,838)       (348,880)
     Other Fees and Charges                                 (3,752)              -             (3,002)               -            (13,379)              -            (32,508)               -            (16,655)              -            (19,346)               -             (3,716)              -
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

     Net Increase/(Decrease) In Net Assets Resulting
  From Capital Share Transactions                         (747,046)      4,820,580         (2,912,933)       4,689,327         21,802,511      (1,684,095)        72,222,496      (23,576,848)         3,444,534      (9,618,167)         9,017,598      (19,958,977)         9,433,449       1,375,475
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

INCREASE/(DECREASE) IN NET ASSETS
FROM CONSOLIDATION                                                         439,721                           1,829,775                          3,852,033                           7,150,832                          6,847,216                           6,605,885                            187,564
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

TOTAL INCREASE/(DECREASE) IN NET ASSETS                    338,581       3,438,705         (2,545,432)       4,951,920         25,102,488      (1,883,566)        91,404,832      (27,602,580)         6,665,336      (8,728,724)         9,717,741      (18,998,006)        10,617,430       1,134,128
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

NET ASSETS:
     Beginning of Period                                 3,438,705               -          4,951,920                -         19,239,972      21,123,539         17,373,410       44,975,990         11,125,290      19,854,014         13,631,553       32,629,559          1,134,128               -
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------
     End of Period                                     $ 3,777,286     $ 3,438,705        $ 2,406,488      $ 4,951,920       $ 44,342,460    $ 19,239,972      $ 108,778,242     $ 17,373,410       $ 17,790,626    $ 11,125,290       $ 23,349,294     $ 13,631,553       $ 11,751,557     $ 1,134,128
                                                  =================================   =================================  =================================   =================================  =================================   =================================  =================================

--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Fund Merged Operations.
^ Date Fund Commenced Due to Consolidation.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                           ProFunds - VP                       ProFunds - VP                      ProFunds - VP                       ProFunds - VP                      ProFunds - VP                       ProFunds - VP                      ProFunds - VP
                                                              Internet                             Japan                          Mid-Cap Growth                      Mid-Cap Value                           OTC                           Pharmaceuticals                    Precious Metals
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------
                                                     Year Ended     * May 1 thru        Year Ended      * May 1 thru        Year Ended     * May 1 thru        Year Ended      * May 1 thru        Year Ended      Year Ended         Year Ended      * May 1 thru        Year Ended     * May 1 thru
                                                   Dec. 31, 2003    Dec. 31, 2002      Dec. 31, 2003   Dec. 31, 2002      Dec. 31, 2003    Dec. 31, 2002      Dec. 31, 2003   Dec. 31, 2002      Dec. 31, 2003    Dec. 31, 2002      Dec. 31, 2003   Dec. 31, 2002      Dec. 31, 2003    Dec. 31, 2002
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

INCREASE/(DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment (Loss)/Income                       $ (250,505)      $ (79,015)        $ (216,875)       $ (40,709)        $ (462,954)      $ (88,253)        $ (342,672)      $ (107,736)      $ (1,606,944)     $ (728,038)        $ (102,663)       $ (52,297)        $ (599,499)     $ (200,034)
     Net Realized (Loss)/Gain                            7,984,174       4,206,610            175,029       (2,322,204)         6,918,840      (1,323,222)         5,476,941       (3,318,501)        25,169,549     (29,447,824)        (1,399,256)          64,185          7,384,408     (12,066,110)
     Net Unrealized Gain(Loss) On Investments            1,256,244      (1,007,428)           708,651          (37,438)           477,680        (263,335)         2,096,170         (129,186)        13,178,214      (4,150,437)          (210,919)          38,139          4,212,522       1,414,184
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

     Net Increase/(Decrease) In Net Assets Resulting
        From Operations                                  8,989,913       3,120,167            666,805       (2,400,351)         6,933,567      (1,674,810)         7,230,440       (3,555,423)        36,740,819     (34,326,299)        (1,712,838)          50,027         10,997,431     (10,851,960)
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

     Transfers of Annuity Fund Deposits                  1,752,044         140,469          2,110,283          125,576          3,145,500         437,937          4,868,444          490,311         13,899,126       3,312,174          1,921,116          277,131         10,077,142         555,415
     Net Transfers Between Sub-accounts                (22,332,952)     23,169,044         22,309,574        4,930,727         26,044,843      11,110,157         28,829,745       13,352,603         45,068,504      35,536,785          9,651,270        1,352,336          5,412,022      62,980,779
     Surrenders                                         (2,423,305)       (683,098)        (2,951,647)        (209,085)        (4,624,513)       (577,400)        (2,880,530)        (991,446)       (17,935,450)    (11,081,876)        (1,415,733)        (741,772)        (5,917,897)     (2,676,094)
     Other Fees and Charges                                (12,496)              -            (15,615)               -            (21,445)              -            (13,236)               -           (117,770)              -             (7,355)               -            (27,986)              -
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

     Net Increase/(Decrease) In Net Assets Resulting
  From Capital Share Transactions                      (23,016,709)     22,626,415         21,452,595        4,847,218         24,544,385      10,970,694         30,804,423       12,851,468         40,914,410      27,767,082         10,149,298          887,695          9,543,281      60,860,100
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

INCREASE/(DECREASE) IN NET ASSETS
FROM CONSOLIDATION                                                       3,137,204                             625,883                          5,769,086                           3,192,234                         14,994,845                           2,475,598                          5,639,798
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

TOTAL INCREASE/(DECREASE) IN NET ASSETS                (14,026,796)     28,883,787         22,119,400        3,072,749         31,477,952      15,064,969         38,034,863       12,488,279         77,655,229       8,435,629          8,436,460        3,413,320         20,540,712      55,647,939
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

NET ASSETS:
     Beginning of Period                                28,883,787               -          3,072,749                -         15,064,969               -         12,488,279                -         75,788,475      67,352,846          3,413,320                -         55,647,939               -
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------
     End of Period                                    $ 14,856,990    $ 28,883,787       $ 25,192,150      $ 3,072,749       $ 46,542,921    $ 15,064,969       $ 50,523,142     $ 12,488,279      $ 153,443,704    $ 75,788,475       $ 11,849,779      $ 3,413,320       $ 76,188,651    $ 55,647,939
                                                  =================================   =================================  =================================   =================================  =================================   =================================  =================================

--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Fund Merged Operations.
^ Date Fund Commenced Due to Consolidation.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                           ProFunds - VP                       ProFunds - VP                      ProFunds - VP                       ProFunds - VP                      ProFunds - VP                       ProFunds - VP                      ProFunds - VP
                                                            Real Estate                   Rising Rates Opportunity                Semiconductor                         Short OTC                       Small-Cap Growth                    Small-Cap Value                       Technology
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------
                                                     Year Ended      Year Ended         Year Ended      * May 1 thru        Year Ended     * May 1 thru        Year Ended      * May 1 thru        Year Ended     * May 1 thru        Year Ended      * May 1 thru        Year Ended      Year Ended
                                                   Dec. 31, 2003    Dec. 31, 2002      Dec. 31, 2003   Dec. 31, 2002      Dec. 31, 2003    Dec. 31, 2002      Dec. 31, 2003   Dec. 31, 2002      Dec. 31, 2003    Dec. 31, 2002      Dec. 31, 2003   Dec. 31, 2002      Dec. 31, 2003    Dec. 31, 2002
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

INCREASE/(DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment (Loss)/Income                         $ 80,090     $ 1,282,542         $ (486,484)       $ (63,077)        $ (184,262)      $ (42,093)        $ (284,547)      $ (258,286)        $ (856,499)     $ (131,114)        $ (583,921)       $ (97,082)        $ (223,545)     $ (165,977)
     Net Realized (Loss)/Gain                            4,262,856      (4,413,619)          (317,651)      (1,887,436)         4,341,616      (4,075,624)       (18,946,402)        (476,003)        16,183,491      (3,951,665)        10,355,125       (2,783,600)         1,065,433      (7,793,094)
     Net Unrealized Gain(Loss) On Investments            1,380,016        (835,880)          (840,068)        (314,178)           (65,446)       (442,740)        (1,258,326)         349,800            875,588        (330,254)         1,134,947         (397,674)         2,114,723        (955,236)
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

     Net Increase/(Decrease) In Net Assets Resulting
        From Operations                                  5,722,962      (3,966,957)        (1,644,203)      (2,264,691)         4,091,908      (4,560,457)       (20,489,275)        (384,489)        16,202,580      (4,413,033)        10,906,151       (3,278,356)         2,956,611      (8,914,307)
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

     Transfers of Annuity Fund Deposits                  3,859,419       1,679,523         11,027,959        1,624,002          1,114,883         117,553          3,268,810          330,738          4,987,741         351,942          4,036,784          534,951          1,092,134         396,659
     Net Transfers Between Sub-accounts                  8,601,065     (13,623,860)        30,698,887        5,566,737         11,356,099       7,886,763         42,195,868        9,345,471        115,968,685      24,487,389        108,456,590       28,482,208          5,621,658       6,609,259
     Surrenders                                         (3,829,044)     (5,191,305)        (6,009,151)      (1,106,892)        (2,037,123)       (381,968)        (8,731,299)      (1,703,304)        (7,688,562)       (831,337)        (5,395,529)      (1,080,277)        (2,042,870)     (1,129,566)
     Other Fees and Charges                                (23,485)              -            (23,688)               -             (8,394)              -            (43,291)               -            (30,301)              -            (22,869)               -            (10,294)              -
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

     Net Increase/(Decrease) In Net Assets Resulting
  From Capital Share Transactions                        8,607,955     (17,135,642)        35,694,007        6,083,846         10,425,465       7,622,348         36,690,088        7,972,904        113,237,563      24,007,994        107,074,976       27,936,882          4,660,628       5,876,353
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

INCREASE/(DECREASE) IN NET ASSETS
FROM CONSOLIDATION                                                       3,297,658                           3,348,592                            727,238                           6,439,628                          4,373,004                           4,502,305                          1,288,497
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

TOTAL INCREASE/(DECREASE) IN NET ASSETS                 14,330,917     (17,804,940)        34,049,805        7,167,747         14,517,373       3,789,129         16,200,813       14,028,043        129,440,143      23,967,965        117,981,127       29,160,830          7,617,239      (1,749,458)
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

NET ASSETS:
     Beginning of Period                                20,864,731      38,669,672          7,167,747                -          3,789,129               -         14,028,043                -         23,967,965               -         29,160,830                -         13,170,856      14,920,314
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------
     End of Period                                    $ 35,195,649    $ 20,864,731       $ 41,217,552      $ 7,167,747       $ 18,306,502     $ 3,789,129       $ 30,228,856     $ 14,028,043      $ 153,408,108    $ 23,967,965      $ 147,141,957     $ 29,160,830       $ 20,788,095    $ 13,170,856
                                                  =================================   =================================  =================================   =================================  =================================   =================================  =================================

--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Fund Merged Operations.
^ Date Fund Commenced Due to Consolidation.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                           ProFunds - VP               ProFunds - VP                              ProFunds - VP                       ProFunds - VP                      ProFunds - VP                       ProFunds - VP                      ProFunds - VP
                                                         Telecommunications                 U.S. Government Plus                    Ultra Bull                        Ultra Mid-Cap                        Ultra OTC                        Ultra Small-Cap                       Utilities
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------
                                                     Year Ended      Year Ended         Year Ended      * May 1 thru        Year Ended      Year Ended         Year Ended      * May 1 thru        Year Ended      Year Ended         Year Ended       Year Ended         Year Ended      Year Ended
                                                   Dec. 31, 2003    Dec. 31, 2002      Dec. 31, 2003   Dec. 31, 2002      Dec. 31, 2003    Dec. 31, 2002      Dec. 31, 2003   Dec. 31, 2002      Dec. 31, 2003    Dec. 31, 2002      Dec. 31, 2003   Dec. 31, 2002      Dec. 31, 2003    Dec. 31, 2002
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

INCREASE/(DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment (Loss)/Income                       $ (101,009)      $ (99,936)       $ 1,440,888        $ 867,261         $ (505,772)     $ (728,025)        $ (301,079)       $ (66,179)        $ (875,987)     $ (779,711)        $ (736,321)      $ (507,695)         $ 150,088      $ (254,283)
     Net Realized (Loss)/Gain                           (1,906,693)       (125,881)        (2,647,973)       4,170,529         11,056,383     (27,791,608)         8,374,767       (4,818,634)        28,758,145     (55,340,469)        28,768,131      (11,816,476)         2,498,711      (4,804,474)
     Net Unrealized Gain(Loss) On Investments            1,029,668        (664,731)        (4,066,859)         489,394          6,223,987      (1,381,024)         1,207,064           10,977         12,089,946      (7,297,041)         2,245,610       (7,136,266)           157,778         233,837
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

     Net Increase/(Decrease) In Net Assets Resulting
        From Operations                                   (978,034)       (890,548)        (5,273,943)       5,527,184         16,774,598     (29,900,657)         9,280,752       (4,873,836)        39,972,104     (63,417,221)        30,277,420      (19,460,437)         2,806,578      (4,824,920)
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

     Transfers of Annuity Fund Deposits                  1,472,334         448,411          9,076,133        2,015,093          2,366,292       2,108,926          4,475,836          274,078          6,481,146       3,805,838          3,010,009        1,328,683          2,972,537         920,106
     Net Transfers Between Sub-accounts                 (8,128,989)     10,012,534        (77,833,524)     120,184,497         10,106,444       1,736,690         10,745,836       20,566,062         22,377,591      10,231,788         26,424,672      (36,527,125)        (5,931,973)     18,847,080
     Surrenders                                         (1,658,093)     (1,134,513)       (13,519,572)      (8,734,762)        (4,955,416)     (5,947,238)        (3,585,052)      (1,044,523)        (4,499,948)     (3,887,806)        (6,691,884)      (3,561,418)        (3,214,612)     (3,661,168)
     Other Fees and Charges                                 (7,691)              -            (43,304)               -            (26,961)              -            (13,134)               -            (78,101)              -            (30,609)               -            (16,070)              -
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

     Net Increase/(Decrease) In Net Assets Resulting
  From Capital Share Transactions                       (8,322,439)      9,326,431        (82,320,267)     113,464,828          7,490,359      (2,101,622)        11,623,486       19,795,616         24,280,688      10,149,821         22,712,188      (38,759,859)        (6,190,118)     16,106,018
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

INCREASE/(DECREASE) IN NET ASSETS
FROM CONSOLIDATION                                                       4,217,850                           5,298,359                         10,384,921                           2,526,048                          3,541,809                           4,825,370                          1,832,104
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

TOTAL INCREASE/(DECREASE) IN NET ASSETS                 (9,300,473)     12,653,733        (87,594,210)     124,290,371         24,264,957     (21,617,358)        20,904,238       17,447,828         64,252,792     (49,725,591)        52,989,608      (53,394,927)        (3,383,540)     13,113,203
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

NET ASSETS:
     Beginning of Period                                16,790,652       4,136,919        124,290,371                -         35,369,793      56,987,150         17,447,828                -         45,937,392      95,662,983         30,345,648       83,740,574         26,021,156      12,907,953
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------
     End of Period                                     $ 7,490,179    $ 16,790,652       $ 36,696,161    $ 124,290,371       $ 59,634,749    $ 35,369,793       $ 38,352,066     $ 17,447,828      $ 110,190,184    $ 45,937,392       $ 83,335,256     $ 30,345,648       $ 22,637,616    $ 26,021,156
                                                  =================================   =================================  =================================   =================================  =================================   =================================  =================================
                                                  =================================   =================================  =================================   =================================  =================================   =================================  =================================

--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Fund Merged Operations.
^ Date Fund Commenced Due to Consolidation.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                      Prudential - SP Jennison                  Rydex - Nova                        Rydex - OTC                        Rydex - Ursa                  WFVT - Asset Allocation              WFVT - Equity Income                WFVT - Equity Value
                                                        International Growth
                                                  ---------------------------------   ---------------------------------   --------------------------------   ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------
                                                     Year Ended      Year Ended          Year Ended      Year Ended         Year Ended      Year Ended          Year Ended      Year Ended         Year Ended       Year Ended         Year Ended      Year Ended         Year Ended       Year Ended
                                                   Dec. 31, 2003    Dec. 31, 2002      Dec. 31, 2003    Dec. 31, 2002      Dec. 31, 2003   Dec. 31, 2002      Dec. 31, 2003    Dec. 31, 2002      Dec. 31, 2003   Dec. 31, 2002      Dec. 31, 2003    Dec. 31, 2002      Dec. 31, 2003   Dec. 31, 2002
                                                  ---------------------------------   ---------------------------------   --------------------------------   ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------

INCREASE/(DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment (Loss)/Income                       $ (139,935)      $ (37,309)         $ (147,520)      $ 617,183         $ (655,677)   $ (1,020,157)          $ (38,626)      $ (16,650)         $ 261,209      $ 2,763,462           $ 29,653        $ 27,436           $ 46,741        $ (55,978)
     Net Realized (Loss)/Gain                            2,558,747        (350,517)         (4,861,200)     (8,600,581)       (14,953,059)    (41,763,410)             19,990          92,625         (5,355,046)      (4,205,116)          (795,050)     (1,875,015)        (2,515,049)      (3,049,399)
     Net Unrealized Gain(Loss) On Investments            1,554,810        (195,109)          8,401,143        (969,813)        32,485,072       2,576,864            (730,825)        628,236         31,174,114      (26,865,611)         4,026,383      (1,074,776)         6,770,794       (4,967,694)
                                                  ---------------------------------   ---------------------------------   --------------------------------   ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------

     Net Increase/(Decrease) In Net Assets Resulting
        From Operations                                  3,973,622        (582,935)          3,392,423      (8,953,211)        16,876,336     (40,206,703)           (749,461)        704,211         26,080,277      (28,307,265)         3,260,986      (2,922,355)         4,302,486       (8,073,071)
                                                  ---------------------------------   ---------------------------------   --------------------------------   ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------

     Transfers of Annuity Fund Deposits                  2,000,463         800,226              39,755          49,840            208,334         290,673               5,769          18,278          3,278,141        4,140,329          5,175,331       1,915,280            752,826          944,403
     Net Transfers Between Sub-accounts                 14,202,761       1,019,880          (2,329,274)     (5,360,434)        (6,881,898)    (19,500,655)           (437,143)     (1,132,030)        (6,812,113)     (18,679,510)         5,015,845       4,359,165           (930,328)      (4,033,194)
     Surrenders                                         (1,030,995)       (303,494)         (1,045,599)     (1,637,593)        (4,199,020)     (5,791,974)           (255,674)       (425,046)       (16,375,612)     (21,314,105)        (2,568,802)     (2,098,300)        (2,537,365)      (2,796,419)
     Other Fees and Charges                                 (5,611)              -             (12,752)              -            (77,942)              -              (2,826)              -            (60,489)               -            (14,219)              -            (10,946)               -
                                                  ---------------------------------   ---------------------------------   --------------------------------   ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------

     Net Increase/(Decrease) In Net Assets Resulting
  From Capital Share Transactions                       15,166,618       1,516,612          (3,347,870)     (6,948,186)       (10,950,526)    (25,001,956)           (689,874)     (1,538,798)       (19,970,073)     (35,853,286)         7,608,155       4,176,144         (2,725,813)      (5,885,209)
                                                  ---------------------------------   ---------------------------------   --------------------------------   ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------

INCREASE/(DECREASE) IN NET ASSETS
FROM CONSOLIDATION                                                       1,194,527                           1,737,692                          4,118,748                              68,556                                   -                          1,473,889                           1,466,876
                                                  ---------------------------------   ---------------------------------   --------------------------------   ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------

TOTAL INCREASE/(DECREASE) IN NET ASSETS                 19,140,240       2,128,203              44,553     (14,163,706)         5,925,810     (61,089,911)         (1,439,335)       (766,030)         6,110,204      (64,160,551)        10,869,141       2,727,678          1,576,673      (12,491,405)
                                                  ---------------------------------   ---------------------------------   --------------------------------   ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------

NET ASSETS:
     Beginning of Period                                 4,152,032       2,023,829          11,407,246      25,570,952         44,381,267     105,471,178           3,467,739       4,233,769        145,328,093      209,488,644         12,283,990       9,556,312         20,214,845       32,706,250
                                                  ---------------------------------   ---------------------------------   --------------------------------   ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------
     End of Period                                    $ 23,292,272     $ 4,152,032        $ 11,451,799    $ 11,407,246       $ 50,307,077    $ 44,381,267         $ 2,028,404     $ 3,467,739      $ 151,438,296    $ 145,328,093       $ 23,153,132    $ 12,283,990       $ 21,791,517     $ 20,214,845
                                                  =================================   =================================   ================================   =================================   =================================  =================================   =================================

---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Fund Merged Operations.
^ Date Fund Commenced Due to Consolidation.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                           WFVT - Growth                    WFVT - International               WFVT - Large Company                WFVT - Money Market                   WFVT - Small-Cap                     WFVT - Total
                                                                                                   Equity                             Growth                                                                  Growth                          Return Bond
                                                  ---------------------------------   ---------------------------------   --------------------------------   ---------------------------------   ---------------------------------  ---------------------------------
                                                     Year Ended      Year Ended         Year Ended       Year Ended         Year Ended      Year Ended          Year Ended      Year Ended         Year Ended       Year Ended         Year Ended      Year Ended
                                                   Dec. 31, 2003    Dec. 31, 2002      Dec. 31, 2003   Dec. 31, 2002       Dec. 31, 2003   Dec. 31, 2002      Dec. 31, 2003    Dec. 31, 2002      Dec. 31, 2003   Dec. 31, 2002      Dec. 31, 2003    Dec. 31, 2002
                                                  ---------------------------------   ---------------------------------   --------------------------------   ---------------------------------   ---------------------------------  ---------------------------------

INCREASE/(DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment (Loss)/Income                       $ (549,459)     $ (726,512)         $ (19,071)       $ (19,143)        $ (183,546)     $ (211,607)         $ (529,005)     $ (138,476)         $ (70,888)       $ (88,814)         $ 805,256     $ 1,500,198
     Net Realized (Loss)/Gain                           (5,008,037)     (6,523,018)          (161,044)        (120,712)        (1,524,930)     (2,412,787)                  -               -         (1,834,466)      (3,835,601)           757,786         122,094
     Net Unrealized Gain(Loss) On Investments           13,174,162     (10,525,419)           679,333         (263,284)         4,506,227      (2,701,691)                  -               -          3,635,115          739,737            365,411         234,849
                                                  ---------------------------------   ---------------------------------   --------------------------------   ---------------------------------   ---------------------------------  ---------------------------------

     Net Increase/(Decrease) In Net Assets Resulting
        From Operations                                  7,616,665     (17,774,949)           499,218         (403,139)         2,797,751      (5,326,085)           (529,005)       (138,476)         1,729,761       (3,184,678)         1,928,454       1,857,141
                                                  ---------------------------------   ---------------------------------   --------------------------------   ---------------------------------   ---------------------------------  ---------------------------------

     Transfers of Annuity Fund Deposits                    248,872         360,593            342,861          333,661          1,692,714       1,436,933          14,633,983      17,069,219            429,508          405,526            993,291         579,026
     Net Transfers Between Sub-accounts                 (3,232,586)     (7,651,410)           314,428          241,707          1,138,165         (33,340)         17,743,509      41,602,671            (70,186)        (605,070)        (2,390,456)     (2,357,936)
     Surrenders                                         (5,314,449)     (5,705,608)          (224,873)        (205,044)        (1,443,916)     (2,112,357)        (54,220,517)    (65,844,174)          (489,001)        (611,720)        (4,045,152)     (4,358,906)
     Other Fees and Charges                                (13,306)              -             (1,907)               -             (9,878)              -             (20,621)              -             (4,371)               -             (7,581)              -
                                                  ---------------------------------   ---------------------------------   --------------------------------   ---------------------------------   ---------------------------------  ---------------------------------

     Net Increase/(Decrease) In Net Assets Resulting
  From Capital Share Transactions                       (8,311,469)    (12,996,425)           430,509          370,324          1,377,085        (708,764)        (21,863,646)     (7,172,284)          (134,050)        (811,264)        (5,449,898)     (6,137,816)
                                                  ---------------------------------   ---------------------------------   --------------------------------   ---------------------------------   ---------------------------------  ---------------------------------

INCREASE/(DECREASE) IN NET ASSETS
FROM CONSOLIDATION                                                               -                                   -                                  -                                   -                                   -                                  -
                                                  ---------------------------------   ---------------------------------   --------------------------------   ---------------------------------   ---------------------------------  ---------------------------------

TOTAL INCREASE/(DECREASE) IN NET ASSETS                   (694,803)    (30,771,375)           929,727          (32,815)         4,174,835      (6,034,849)        (22,392,651)     (7,310,760)         1,595,711       (3,995,942)        (3,521,444)     (4,280,675)
                                                  ---------------------------------   ---------------------------------   --------------------------------   ---------------------------------   ---------------------------------  ---------------------------------

NET ASSETS:
     Beginning of Period                                40,473,461      71,244,836          1,479,307        1,512,122         11,379,092      17,413,941          69,106,596      76,417,357          4,454,208        8,450,150         29,806,385      34,087,060
                                                  ---------------------------------   ---------------------------------   --------------------------------   ---------------------------------   ---------------------------------  ---------------------------------
     End of Period                                    $ 39,778,658    $ 40,473,461        $ 2,409,034      $ 1,479,307       $ 15,553,927    $ 11,379,092        $ 46,713,945    $ 69,106,596        $ 6,049,919      $ 4,454,208       $ 26,284,941    $ 29,806,385
                                                  =================================   =================================   ================================   =================================   =================================  =================================

---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Fund Merged Operations.
^ Date Fund Commenced Due to Consolidation.

        AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                     VARIABLE ACCOUNT B
              FOOTNOTE TO STATEMENT OF ASSETS AND LIABILITIES
                  AS OF DECEMBER 31, 2003

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

Fund Name                                                     Charge Level       Units      Unit Price      Unit Value
AST - Alger All-Cap Growth Portfolio                         0.65%                  564,609        4.83          2,728,345
AST - Alger All-Cap Growth Portfolio                         0.90%                    2,195       12.59             27,639
AST - Alger All-Cap Growth Portfolio                         1.00%                2,563,376        4.76         12,213,252
AST - Alger All-Cap Growth Portfolio                         1.25%                  200,264        6.06          1,213,751
AST - Alger All-Cap Growth Portfolio                         1.40%               75,107,237        4.69        352,103,103
AST - Alger All-Cap Growth Portfolio                         1.50%                   34,250       12.50            428,289
AST - Alger All-Cap Growth Portfolio                         1.65%                2,002,166        9.07         18,152,633
AST - Alger All-Cap Growth Portfolio                         1.75%                    2,323       12.47             28,971
AST - Alger All-Cap Growth Portfolio                         1.90%                  636,548       12.45          7,923,871
AST - Alger All-Cap Growth Portfolio                         2.00%                   10,356       12.43            128,761
AST - Alger All-Cap Growth Portfolio                         2.15%                  106,376       12.41          1,320,424
AST - Alger All-Cap Growth Portfolio                         2.25%                   87,326        5.84            510,141
AST - Alger All-Cap Growth Portfolio                         2.40%                    4,810       12.38             59,535
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                         81,321,836                    396,838,714

AST - Alliance/Bernstein Growth + Value Portfolio            0.65%                   42,479        9.03            383,733
AST - Alliance/Bernstein Growth + Value Portfolio            0.90%                    1,360       12.25             16,658
AST - Alliance/Bernstein Growth + Value Portfolio            1.00%                  121,535        8.95          1,087,579
AST - Alliance/Bernstein Growth + Value Portfolio            1.25%                  137,293        8.89          1,220,329
AST - Alliance/Bernstein Growth + Value Portfolio            1.40%                4,017,495        8.85         35,564,764
AST - Alliance/Bernstein Growth + Value Portfolio            1.50%                   29,927       12.16            364,020
AST - Alliance/Bernstein Growth + Value Portfolio            1.65%                1,387,072        9.91         13,740,256
AST - Alliance/Bernstein Growth + Value Portfolio            1.75%                    2,379       12.13             28,852
AST - Alliance/Bernstein Growth + Value Portfolio            1.90%                  667,395       12.11          8,081,189
AST - Alliance/Bernstein Growth + Value Portfolio            2.00%                    5,118       12.09             61,896
AST - Alliance/Bernstein Growth + Value Portfolio            2.15%                  115,455       12.07          1,394,018
AST - Alliance/Bernstein Growth + Value Portfolio            2.25%                  154,955        8.65          1,340,384
AST - Alliance/Bernstein Growth + Value Portfolio            2.40%                    1,041       12.04             12,535
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                          6,683,505                     63,296,213

AST - Alliance Growth Portfoio                               0.65%                  108,170       12.82          1,386,588
AST - Alliance Growth Portfoio                               0.90%                    1,374       11.46             15,751
AST - Alliance Growth Portfoio                               1.00%                  366,972       12.51          4,591,825
AST - Alliance Growth Portfoio                               1.25%                  263,698        5.93          1,564,199
AST - Alliance Growth Portfoio                               1.40%               15,868,913       12.13        192,492,104
AST - Alliance Growth Portfoio                               1.50%                   28,954       11.39            329,699
AST - Alliance Growth Portfoio                               1.60%                    7,530       10.27             77,356
AST - Alliance Growth Portfoio                               1.65%                2,098,873        9.08         19,055,949
AST - Alliance Growth Portfoio                               1.75%                    4,138       11.35             46,986
AST - Alliance Growth Portfoio                               1.90%                  717,430       11.34          8,132,423
AST - Alliance Growth Portfoio                               2.00%                    2,206       11.32             24,975
AST - Alliance Growth Portfoio                               2.15%                  114,477       11.30          1,293,955
AST - Alliance Growth Portfoio                               2.25%                  267,109        5.72          1,527,182
AST - Alliance Growth Portfoio                               2.40%                    8,067       11.27             90,926
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                         19,857,909                    230,629,919

AST - Alliance Growth & Income Portfolio                     0.65%                  772,571       25.23         19,495,199
AST - Alliance Growth & Income Portfolio                     0.90%                   75,316       12.92            973,020
AST - Alliance Growth & Income Portfolio                     1.00%                1,264,426       21.72         27,458,270
AST - Alliance Growth & Income Portfolio                     1.15%                      957       12.88             12,327
AST - Alliance Growth & Income Portfolio                     1.25%                3,076,626       10.25         31,538,411
AST - Alliance Growth & Income Portfolio                     1.40%              46,013,553        27.83      1,280,524,295
AST - Alliance Growth & Income Portfolio                     1.50%                  932,323       12.83         11,963,391
AST - Alliance Growth & Income Portfolio                     1.60%                   38,248       10.64            407,128
AST - Alliance Growth & Income Portfolio                     1.65%               21,264,670       10.50        223,261,614
AST - Alliance Growth & Income Portfolio                     1.75%                  106,644       12.80          1,364,552
AST - Alliance Growth & Income Portfolio                     1.85%                   10,811       10.64            115,017
AST - Alliance Growth & Income Portfolio                     1.90%               13,386,166       12.77        170,989,497
AST - Alliance Growth & Income Portfolio                     2.00%                  187,011       12.76          2,386,093
AST - Alliance Growth & Income Portfolio                     2.15%                2,029,598       12.74         25,851,537
AST - Alliance Growth & Income Portfolio                     2.25%                  976,756        9.88          9,651,180
AST - Alliance Growth & Income Portfolio                     2.40%                   69,435       12.70            881,890
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                         90,205,111                  1,806,873,422

AST - American Century Income & Growth Portfolio             0.65%                  247,785       13.59          3,368,078
AST - American Century Income & Growth Portfolio             0.90%                      579       12.64              7,325
AST - American Century Income & Growth Portfolio             1.00%                  526,565       13.28          6,991,490
AST - American Century Income & Growth Portfolio             1.25%                  339,653        8.52          2,895,291
AST - American Century Income & Growth Portfolio             1.40%               19,177,690       12.91        247,520,326
AST - American Century Income & Growth Portfolio             1.50%                   63,878       12.56            802,008
AST - American Century Income & Growth Portfolio             1.60%                    2,828       10.70             30,258
AST - American Century Income & Growth Portfolio             1.65%                2,115,438       10.45         22,096,131
AST - American Century Income & Growth Portfolio             1.75%                   11,533       12.52            144,384
AST - American Century Income & Growth Portfolio             1.85%                    2,487       10.69             26,594
AST - American Century Income & Growth Portfolio             1.90%                  846,118       12.50         10,575,065
AST - American Century Income & Growth Portfolio             2.00%                    2,386       12.48             29,783
AST - American Century Income & Growth Portfolio             2.15%                  124,008       12.46          1,545,485
AST - American Century Income & Growth Portfolio             2.25%                  195,232        8.22          1,604,102
AST - American Century Income & Growth Portfolio             2.40%                    4,612       12.43             57,311
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                         23,660,792                    297,693,630

AST - American Century International Growth I Portfolio      0.65%                  629,471       13.24          8,334,581
AST - American Century International Growth I Portfolio      0.90%                    5,498       12.02             66,087
AST - American Century International Growth I Portfolio      1.00%                  997,567       12.93         12,902,255
AST - American Century International Growth I Portfolio      1.25%                  308,238        6.93          2,137,541
AST - American Century International Growth I Portfolio      1.40%               24,380,182       12.57        306,524,644
AST - American Century International Growth I Portfolio      1.50%                   74,130       11.94            885,001
AST - American Century International Growth I Portfolio      1.60%                    4,036       10.60             42,781
AST - American Century International Growth I Portfolio      1.65%                2,537,977       10.48         26,587,652
AST - American Century International Growth I Portfolio      1.75%                   12,160       11.90            144,761
AST - American Century International Growth I Portfolio      1.90%                  912,335       11.88         10,842,583
AST - American Century International Growth I Portfolio      2.00%                      810       11.87              9,620
AST - American Century International Growth I Portfolio      2.15%                  108,175       11.85          1,281,943
AST - American Century International Growth I Portfolio      2.25%                  312,768        6.68          2,090,657
AST - American Century International Growth I Portfolio      2.40%                    1,100       11.82             12,995
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                         30,284,448                    371,863,101

AST - American Century Strategic Balanced Portfolio          0.65%                  191,980       14.83          2,846,551
AST - American Century Strategic Balanced Portfolio          0.90%                   11,934       11.76            140,309
AST - American Century Strategic Balanced Portfolio          1.00%                  236,617       14.48          3,427,045
AST - American Century Strategic Balanced Portfolio          1.25%                  115,095        9.81          1,129,434
AST - American Century Strategic Balanced Portfolio          1.40%               13,028,139       14.08        183,423,948
AST - American Century Strategic Balanced Portfolio          1.50%                   30,366       11.68            354,599
AST - American Century Strategic Balanced Portfolio          1.65%                2,045,205       10.69         21,865,728
AST - American Century Strategic Balanced Portfolio          1.75%                    1,824       11.64             21,240
AST - American Century Strategic Balanced Portfolio          1.90%                  930,516       11.62         10,816,883
AST - American Century Strategic Balanced Portfolio          2.00%                   18,977       11.61            220,347
AST - American Century Strategic Balanced Portfolio          2.15%                   58,741       11.59            680,894
AST - American Century Strategic Balanced Portfolio          2.25%                  196,909        9.46          1,862,514
AST - American Century Strategic Balanced Portfolio          2.40%                   11,783       11.56            136,187
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                         16,878,085                    226,925,680

AST - Cohen & Steers Real Estate Portfolio                   0.65%                  507,911       15.12          7,682,083
AST - Cohen & Steers Real Estate Portfolio                   0.90%                   33,818       14.08            476,226
AST - Cohen & Steers Real Estate Portfolio                   1.00%                  414,634       14.81          6,139,932
AST - Cohen & Steers Real Estate Portfolio                   1.25%                  149,582       16.17          2,418,678
AST - Cohen & Steers Real Estate Portfolio                   1.40%               13,914,477       14.45        201,105,805
AST - Cohen & Steers Real Estate Portfolio                   1.50%                   61,714       13.99            863,179
AST - Cohen & Steers Real Estate Portfolio                   1.60%                    4,313       10.48             45,225
AST - Cohen & Steers Real Estate Portfolio                   1.65%                3,097,315       13.63         42,210,310
AST - Cohen & Steers Real Estate Portfolio                   1.75%                    5,221       13.95             72,814
AST - Cohen & Steers Real Estate Portfolio                   1.90%                1,376,696       13.92         19,168,206
AST - Cohen & Steers Real Estate Portfolio                   2.00%                   13,615       13.91            189,347
AST - Cohen & Steers Real Estate Portfolio                   2.15%                  270,852       13.88          3,760,429
AST - Cohen & Steers Real Estate Portfolio                   2.25%                    8,884       10.47             93,015
AST - Cohen & Steers Real Estate Portfolio                   2.40%                    8,189       13.84            113,367
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                         19,867,222                    284,338,615

AST - DeAm Bond Portfolio                                    0.65%                   15,199       11.06            168,098
AST - DeAm Bond Portfolio                                    1.00%                   19,700       10.99            216,603
AST - DeAm Bond Portfolio                                    1.25%                   17,086       10.95            187,066
AST - DeAm Bond Portfolio                                    1.40%                  953,047       10.92         10,408,077
AST - DeAm Bond Portfolio                                    1.50%                   12,413       10.39            128,977
AST - DeAm Bond Portfolio                                    1.60%                      871       10.08              8,777
AST - DeAm Bond Portfolio                                    1.65%                  535,054       10.87          5,818,579
AST - DeAm Bond Portfolio                                    1.90%                  209,384       10.34          2,165,792
AST - DeAm Bond Portfolio                                    2.00%                    6,981       10.33             72,130
AST - DeAm Bond Portfolio                                    2.15%                   26,513       10.31            273,460
AST - DeAm Bond Portfolio                                    2.25%                   58,096       10.76            625,364
AST - DeAm Bond Portfolio                                    2.40%                    2,367       10.28             24,343
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                          1,856,710                     20,097,266

AST - DeAm Global Allocation Portfolio                       0.65%                   87,241       17.43          1,520,529
AST - DeAm Global Allocation Portfolio                       1.00%                  244,970       16.18          3,962,777
AST - DeAm Global Allocation Portfolio                       1.25%                   61,801        8.71            538,282
AST - DeAm Global Allocation Portfolio                       1.40%               14,050,030       17.09        240,070,991
AST - DeAm Global Allocation Portfolio                       1.50%                    1,832       11.70             21,434
AST - DeAm Global Allocation Portfolio                       1.65%                  898,161       10.24          9,197,821
AST - DeAm Global Allocation Portfolio                       1.75%                    1,259       11.67             14,694
AST - DeAm Global Allocation Portfolio                       1.90%                  155,865       11.65          1,815,836
AST - DeAm Global Allocation Portfolio                       2.00%                      483       11.64              5,615
AST - DeAm Global Allocation Portfolio                       2.15%                   34,914       11.62            405,597
AST - DeAm Global Allocation Portfolio                       2.25%                  303,295        8.40          2,546,306
AST - DeAm Global Allocation Portfolio                       2.40%                    1,169       11.58             13,538
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                         15,841,018                    260,113,420

AST - DeAm International Equity Portfolio                    0.65%                  283,809       12.36          3,507,560
AST - DeAm International Equity Portfolio                    0.90%                    2,066       13.01             26,872
AST - DeAm International Equity Portfolio                    1.00%                  287,328       12.05          3,462,851
AST - DeAm International Equity Portfolio                    1.25%                   91,736        5.86            537,820
AST - DeAm International Equity Portfolio                    1.40%                9,705,366       11.64        112,933,345
AST - DeAm International Equity Portfolio                    1.50%                   20,245       12.92            261,571
AST - DeAm International Equity Portfolio                    1.65%                1,201,268       10.79         12,956,217
AST - DeAm International Equity Portfolio                    1.75%                      632       12.88              8,143
AST - DeAm International Equity Portfolio                    1.90%                  368,945       12.86          4,745,179
AST - DeAm International Equity Portfolio                    2.00%                    5,504       12.85             70,710
AST - DeAm International Equity Portfolio                    2.15%                   24,374       12.82            312,596
AST - DeAm International Equity Portfolio                    2.25%                   72,406        5.65            409,165
AST - DeAm International Equity Portfolio                    2.40%                    1,767       12.79             22,599
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                         12,065,446                    139,254,627

AST - DeAm Large-Cap Growth Portfolio                        0.65%                   62,999       10.12            637,823
AST - DeAm Large-Cap Growth Portfolio                        0.90%                      568       12.65              7,189
AST - DeAm Large-Cap Growth Portfolio                        1.00%                   11,627       10.06            117,019
AST - DeAm Large-Cap Growth Portfolio                        1.15%                      215       12.61              2,712
AST - DeAm Large-Cap Growth Portfolio                        1.25%                   52,491       10.02            526,085
AST - DeAm Large-Cap Growth Portfolio                        1.40%                1,655,484       10.00         16,549,894
AST - DeAm Large-Cap Growth Portfolio                        1.50%                   40,944       12.56            514,418
AST - DeAm Large-Cap Growth Portfolio                        1.60%                    2,939       10.43             30,667
AST - DeAm Large-Cap Growth Portfolio                        1.65%                  716,993        9.95          7,137,493
AST - DeAm Large-Cap Growth Portfolio                        1.75%                    4,563       12.53             57,170
AST - DeAm Large-Cap Growth Portfolio                        1.85%                      953       10.43              9,938
AST - DeAm Large-Cap Growth Portfolio                        1.90%                  516,012       12.51          6,453,754
AST - DeAm Large-Cap Growth Portfolio                        2.00%                    3,246       12.49             40,556
AST - DeAm Large-Cap Growth Portfolio                        2.15%                  112,368       12.47          1,401,378
AST - DeAm Large-Cap Growth Portfolio                        2.25%                   56,053        9.85            552,323
AST - DeAm Large-Cap Growth Portfolio                        2.40%                    5,662       12.44             70,412
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                          3,243,117                     34,108,834

AST - DeAm Large-Cap Value Portfolio                         0.65%                  139,126        9.77          1,359,498
AST - DeAm Large-Cap Value Portfolio                         0.90%                    1,875       12.53             23,493
AST - DeAm Large-Cap Value Portfolio                         1.00%                  122,564        9.66          1,184,247
AST - DeAm Large-Cap Value Portfolio                         1.15%                      107       12.50              1,337
AST - DeAm Large-Cap Value Portfolio                         1.25%                   85,554        9.58            820,010
AST - DeAm Large-Cap Value Portfolio                         1.40%                4,752,102        9.54         45,327,039
AST - DeAm Large-Cap Value Portfolio                         1.50%                   40,259       12.45            501,122
AST - DeAm Large-Cap Value Portfolio                         1.60%                    2,495       10.66             26,590
AST - DeAm Large-Cap Value Portfolio                         1.65%                1,072,256       10.78         11,561,291
AST - DeAm Large-Cap Value Portfolio                         1.75%                    6,103       12.41             75,751
AST - DeAm Large-Cap Value Portfolio                         1.90%                  583,969       12.39          7,235,994
AST - DeAm Large-Cap Value Portfolio                         2.00%                    9,674       12.38            119,736
AST - DeAm Large-Cap Value Portfolio                         2.15%                   58,333       12.36            720,749
AST - DeAm Large-Cap Value Portfolio                         2.25%                  137,247        9.28          1,273,440
AST - DeAm Large-Cap Value Portfolio                         2.40%                    4,412       12.32             54,354
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                          7,016,075                     70,284,651

AST - DeAm Small-Cap Growth Portfolio                        0.65%                  574,817        9.27          5,326,589
AST - DeAm Small-Cap Growth Portfolio                        0.90%                    3,583       14.22             50,971
AST - DeAm Small-Cap Growth Portfolio                        1.00%                  853,542        9.10          7,771,219
AST - DeAm Small-Cap Growth Portfolio                        1.25%                  258,089        6.86          1,770,757
AST - DeAm Small-Cap Growth Portfolio                        1.40%               38,960,912        8.92        347,628,461
AST - DeAm Small-Cap Growth Portfolio                        1.50%                   27,101       14.13            382,893
AST - DeAm Small-Cap Growth Portfolio                        1.60%                    1,850       10.36             19,167
AST - DeAm Small-Cap Growth Portfolio                        1.65%                1,682,193       11.13         18,727,209
AST - DeAm Small-Cap Growth Portfolio                        1.75%                    7,018       14.09             98,871
AST - DeAm Small-Cap Growth Portfolio                        1.85%                    1,939       10.35             20,073
AST - DeAm Small-Cap Growth Portfolio                        1.90%                  480,221       14.06          6,754,049
AST - DeAm Small-Cap Growth Portfolio                        2.00%                    1,850       14.05             25,985
AST - DeAm Small-Cap Growth Portfolio                        2.15%                   89,708       14.02          1,258,100
AST - DeAm Small-Cap Growth Portfolio                        2.25%                  131,605        6.61            870,325
AST - DeAm Small-Cap Growth Portfolio                        2.40%                    3,753       13.98             52,485
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                         43,078,181                    390,757,155

AST - DeAm Small-Cap Value Portfolio                         0.65%                  110,748       11.00          1,217,950
AST - DeAm Small-Cap Value Portfolio                         0.90%                      501       14.35              7,185
AST - DeAm Small-Cap Value Portfolio                         1.00%                   74,344       10.93            812,792
AST - DeAm Small-Cap Value Portfolio                         1.25%                  131,066       10.89          1,426,906
AST - DeAm Small-Cap Value Portfolio                         1.40%                2,104,855       10.86         22,857,241
AST - DeAm Small-Cap Value Portfolio                         1.50%                   30,696       14.25            437,500
AST - DeAm Small-Cap Value Portfolio                         1.60%                    1,456       10.70             15,576
AST - DeAm Small-Cap Value Portfolio                         1.65%                1,134,865       10.81         12,271,754
AST - DeAm Small-Cap Value Portfolio                         1.75%                    7,542       14.21            107,184
AST - DeAm Small-Cap Value Portfolio                         1.90%                  434,509       14.19          6,164,765
AST - DeAm Small-Cap Value Portfolio                         2.00%                   10,756       14.17            152,429
AST - DeAm Small-Cap Value Portfolio                         2.15%                   70,597       14.15            998,776
AST - DeAm Small-Cap Value Portfolio                         2.25%                   22,847       10.70            244,541
AST - DeAm Small-Cap Value Portfolio                         2.40%                      879       14.11             12,395
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                          4,135,661                     46,726,995

AST - Federated Aggressive Growth Portfolio                  0.65%                  322,365        8.49          2,737,206
AST - Federated Aggressive Growth Portfolio                  0.90%                    6,887       16.58            114,208
AST - Federated Aggressive Growth Portfolio                  1.00%                  339,964        8.40          2,854,303
AST - Federated Aggressive Growth Portfolio                  1.15%                      211       16.54              3,489
AST - Federated Aggressive Growth Portfolio                  1.25%                  859,909        8.33          7,161,713
AST - Federated Aggressive Growth Portfolio                  1.40%                9,773,467        8.29         81,003,566
AST - Federated Aggressive Growth Portfolio                  1.50%                  164,946       16.47          2,716,778
AST - Federated Aggressive Growth Portfolio                  1.60%                    8,491       10.55             89,614
AST - Federated Aggressive Growth Portfolio                  1.65%                3,085,373       12.74         39,302,304
AST - Federated Aggressive Growth Portfolio                  1.75%                   18,658       16.42            306,449
AST - Federated Aggressive Growth Portfolio                  1.85%                    1,546       10.55             16,312
AST - Federated Aggressive Growth Portfolio                  1.90%                2,615,505       16.40         42,884,010
AST - Federated Aggressive Growth Portfolio                  2.00%                   37,078       16.38            607,239
AST - Federated Aggressive Growth Portfolio                  2.15%                  362,906       16.35          5,933,316
AST - Federated Aggressive Growth Portfolio                  2.25%                   79,226        8.06            638,733
AST - Federated Aggressive Growth Portfolio                  2.40%                   20,181       16.30            329,012
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                         17,696,713                    186,698,252

AST - Federated High Yield Bond Portfolio                    0.65%                2,292,230       15.90         36,453,026
AST - Federated High Yield Bond Portfolio                    0.90%                   40,814       12.38            505,345
AST - Federated High Yield Bond Portfolio                    1.00%                1,249,072       14.99         18,717,387
AST - Federated High Yield Bond Portfolio                    1.25%                  906,947       10.99          9,971,284
AST - Federated High Yield Bond Portfolio                    1.40%               39,951,395       14.95        597,152,536
AST - Federated High Yield Bond Portfolio                    1.50%                  144,343       12.30          1,775,121
AST - Federated High Yield Bond Portfolio                    1.60%                   11,264       10.40            117,188
AST - Federated High Yield Bond Portfolio                    1.65%               12,201,163       11.61        141,699,624
AST - Federated High Yield Bond Portfolio                    1.75%                   12,603       12.26            154,551
AST - Federated High Yield Bond Portfolio                    1.85%                    3,250       10.40             33,798
AST - Federated High Yield Bond Portfolio                    1.90%                3,684,174       12.24         45,102,154
AST - Federated High Yield Bond Portfolio                    2.00%                   27,535       12.23            336,699
AST - Federated High Yield Bond Portfolio                    2.15%                  379,114       12.21          4,627,963
AST - Federated High Yield Bond Portfolio                    2.25%                  346,126       10.60          3,668,098
AST - Federated High Yield Bond Portfolio                    2.40%                   28,237       12.17            343,720
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                         61,278,267                    860,658,494

AST - Gabelli All-Cap Value Portfolio                        0.65%                  268,077       10.41          2,791,433
AST - Gabelli All-Cap Value Portfolio                        0.90%                   12,144       13.54            164,375
AST - Gabelli All-Cap Value Portfolio                        1.00%                  436,340       10.30          4,492,660
AST - Gabelli All-Cap Value Portfolio                        1.25%                  140,873       10.21          1,438,827
AST - Gabelli All-Cap Value Portfolio                        1.40%               12,585,857       10.16        127,924,616
AST - Gabelli All-Cap Value Portfolio                        1.50%                   33,721       13.44            453,357
AST - Gabelli All-Cap Value Portfolio                        1.60%                    1,880       10.79             20,286
AST - Gabelli All-Cap Value Portfolio                        1.65%                2,513,413       10.91         27,425,157
AST - Gabelli All-Cap Value Portfolio                        1.75%                    2,046       13.41             27,423
AST - Gabelli All-Cap Value Portfolio                        1.90%                  727,500       13.38          9,736,544
AST - Gabelli All-Cap Value Portfolio                        2.00%                   12,627       13.37            168,798
AST - Gabelli All-Cap Value Portfolio                        2.15%                  127,279       13.35          1,698,597
AST - Gabelli All-Cap Value Portfolio                        2.25%                  166,080        9.89          1,642,073
AST - Gabelli All-Cap Value Portfolio                        2.40%                    1,455       13.31             19,357
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                         17,029,290                    178,003,502

AST - Gabelli Small-Cap Value Portfolio                      0.65%                  730,928       17.74         12,966,768
AST - Gabelli Small-Cap Value Portfolio                      0.90%                   26,249       13.58            356,525
AST - Gabelli Small-Cap Value Portfolio                      1.00%                  920,213       17.33         15,946,210
AST - Gabelli Small-Cap Value Portfolio                      1.15%                      471       13.54              6,376
AST - Gabelli Small-Cap Value Portfolio                      1.25%                  962,965       14.47         13,932,210
AST - Gabelli Small-Cap Value Portfolio                      1.40%               29,340,189       16.84        494,233,908
AST - Gabelli Small-Cap Value Portfolio                      1.50%                  344,340       13.49          4,645,352
AST - Gabelli Small-Cap Value Portfolio                      1.60%                   14,484       10.69            154,791
AST - Gabelli Small-Cap Value Portfolio                      1.65%               10,183,346       12.42        126,430,448
AST - Gabelli Small-Cap Value Portfolio                      1.75%                   37,207       13.45            500,515
AST - Gabelli Small-Cap Value Portfolio                      1.85%                    2,140       10.68             22,858
AST - Gabelli Small-Cap Value Portfolio                      1.90%                5,824,200       13.43         78,215,501
AST - Gabelli Small-Cap Value Portfolio                      2.00%                  100,155       13.41          1,343,491
AST - Gabelli Small-Cap Value Portfolio                      2.15%                  767,455       13.39         10,277,120
AST - Gabelli Small-Cap Value Portfolio                      2.25%                  275,971       13.95          3,848,667
AST - Gabelli Small-Cap Value Portfolio                      2.40%                   34,978       13.35            467,056
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                         49,565,293                    763,347,794

AST - Goldman Sachs Concentated Growth Portfolio             0.65%                  282,942       22.02          6,229,286
AST - Goldman Sachs Concentated Growth Portfolio             0.90%                    2,768       11.76             32,551
AST - Goldman Sachs Concentated Growth Portfolio             1.00%                1,145,694       20.67         23,684,771
AST - Goldman Sachs Concentated Growth Portfolio             1.25%                  604,491        4.57          2,761,553
AST - Goldman Sachs Concentated Growth Portfolio             1.40%               44,566,515       23.68      1,055,171,659
AST - Goldman Sachs Concentated Growth Portfolio             1.50%                   30,932       11.68            361,262
AST - Goldman Sachs Concentated Growth Portfolio             1.65%                2,053,023        9.45         19,406,274
AST - Goldman Sachs Concentated Growth Portfolio             1.75%                    2,681       11.65             31,228
AST - Goldman Sachs Concentated Growth Portfolio             1.90%                  715,845       11.63          8,322,495
AST - Goldman Sachs Concentated Growth Portfolio             2.00%                   17,452       11.61            202,666
AST - Goldman Sachs Concentated Growth Portfolio             2.15%                   49,620       11.59            575,251
AST - Goldman Sachs Concentated Growth Portfolio             2.25%                  395,905        4.40          1,743,279
AST - Goldman Sachs Concentated Growth Portfolio             2.40%                      242       11.56              2,795
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                         49,868,112                  1,118,525,070

AST - Goldman Sachs Mid-Cap Growth Portfolio                 0.65%                  408,709        3.70          1,513,332
AST - Goldman Sachs Mid-Cap Growth Portfolio                 0.90%                   17,091       12.89            220,358
AST - Goldman Sachs Mid-Cap Growth Portfolio                 1.00%                  450,688        3.65          1,647,257
AST - Goldman Sachs Mid-Cap Growth Portfolio                 1.15%                      382       12.86              4,913
AST - Goldman Sachs Mid-Cap Growth Portfolio                 1.25%                1,535,565        3.87          5,938,826
AST - Goldman Sachs Mid-Cap Growth Portfolio                 1.40%               21,856,921        3.60         78,707,234
AST - Goldman Sachs Mid-Cap Growth Portfolio                 1.50%                  170,457       12.81          2,182,865
AST - Goldman Sachs Mid-Cap Growth Portfolio                 1.60%                    4,600       10.52             48,395
AST - Goldman Sachs Mid-Cap Growth Portfolio                 1.65%                3,027,057       10.31         31,221,361
AST - Goldman Sachs Mid-Cap Growth Portfolio                 1.75%                   20,463       12.77            261,303
AST - Goldman Sachs Mid-Cap Growth Portfolio                 1.85%                    2,424       10.51             25,482
AST - Goldman Sachs Mid-Cap Growth Portfolio                 1.90%                2,379,820       12.75         30,337,672
AST - Goldman Sachs Mid-Cap Growth Portfolio                 2.00%                   37,400       12.73            476,223
AST - Goldman Sachs Mid-Cap Growth Portfolio                 2.15%                  365,115       12.71          4,641,201
AST - Goldman Sachs Mid-Cap Growth Portfolio                 2.25%                  175,708        3.73            654,988
AST - Goldman Sachs Mid-Cap Growth Portfolio                 2.40%                   12,201       12.68            154,655
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                         30,464,599                    158,036,066

AST - Goldman Sachs Small-Cap Value Portfolio                0.65%                  396,816       19.98          7,927,029
AST - Goldman Sachs Small-Cap Value Portfolio                0.90%                    4,263       14.13             60,234
AST - Goldman Sachs Small-Cap Value Portfolio                1.00%                  602,009       19.56         11,774,280
AST - Goldman Sachs Small-Cap Value Portfolio                1.25%                   35,022       17.29            605,610
AST - Goldman Sachs Small-Cap Value Portfolio                1.40%               15,281,632       19.09        291,714,663
AST - Goldman Sachs Small-Cap Value Portfolio                1.50%                       75       14.03              1,058
AST - Goldman Sachs Small-Cap Value Portfolio                1.65%                1,504,296       12.85         19,329,647
AST - Goldman Sachs Small-Cap Value Portfolio                1.90%                  102,500       13.97          1,432,044
AST - Goldman Sachs Small-Cap Value Portfolio                2.25%                   73,852       16.67          1,230,962
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                         18,000,465                    334,075,526

AST - Invesco Capital Income Portfolio                       0.65%                  244,888       20.31          4,973,053
AST - Invesco Capital Income Portfolio                       0.90%                    1,343       11.78             15,817
AST - Invesco Capital Income Portfolio                       1.00%                1,102,775       18.73         20,653,927
AST - Invesco Capital Income Portfolio                       1.25%                  204,589        8.99          1,838,660
AST - Invesco Capital Income Portfolio                       1.40%               29,269,249       19.09        558,655,580
AST - Invesco Capital Income Portfolio                       1.50%                   38,215       11.70            447,118
AST - Invesco Capital Income Portfolio                       1.65%                2,647,064        9.83         26,031,080
AST - Invesco Capital Income Portfolio                       1.75%                   11,538       11.67            134,611
AST - Invesco Capital Income Portfolio                       1.85%                    1,288       10.45             13,463
AST - Invesco Capital Income Portfolio                       1.90%                  651,074       11.65          7,583,001
AST - Invesco Capital Income Portfolio                       2.00%                   21,961       11.63            255,482
AST - Invesco Capital Income Portfolio                       2.15%                   90,092       11.61          1,046,311
AST - Invesco Capital Income Portfolio                       2.25%                  347,275        8.66          3,008,308
AST - Invesco Capital Income Portfolio                       2.40%                      332       11.58              3,840
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                         34,631,684                    624,660,252

AST - Lord Abbett Bond Debenture Portfolio                   0.65%                  707,957       12.21          8,645,733
AST - Lord Abbett Bond Debenture Portfolio                   0.90%                   21,453       12.05            258,597
AST - Lord Abbett Bond Debenture Portfolio                   1.00%                  467,191       12.08          5,641,605
AST - Lord Abbett Bond Debenture Portfolio                   1.25%                  814,135       11.98          9,752,305
AST - Lord Abbett Bond Debenture Portfolio                   1.40%               13,311,181       11.92        158,679,008
AST - Lord Abbett Bond Debenture Portfolio                   1.50%                  309,328       11.97          3,703,536
AST - Lord Abbett Bond Debenture Portfolio                   1.60%                   12,397       10.41            129,071
AST - Lord Abbett Bond Debenture Portfolio                   1.65%                7,751,236       11.61         89,963,865
AST - Lord Abbett Bond Debenture Portfolio                   1.75%                   20,920       11.94            249,765
AST - Lord Abbett Bond Debenture Portfolio                   1.85%                    1,266       10.41             13,170
AST - Lord Abbett Bond Debenture Portfolio                   1.90%                4,628,945       11.92         55,170,238
AST - Lord Abbett Bond Debenture Portfolio                   2.00%                   42,593       11.90            507,064
AST - Lord Abbett Bond Debenture Portfolio                   2.15%                  624,019       11.88          7,416,234
AST - Lord Abbett Bond Debenture Portfolio                   2.25%                  423,485       11.60          4,910,806
AST - Lord Abbett Bond Debenture Portfolio                   2.40%                   28,346       11.85            335,924
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                         29,164,454                    345,376,922

AST - Marsico Capital Growth Portfolio                       0.65%                1,583,309       15.56         24,633,957
AST - Marsico Capital Growth Portfolio                       0.90%                   78,388       12.44            974,892
AST - Marsico Capital Growth Portfolio                       1.00%                2,044,281       15.23         31,136,591
AST - Marsico Capital Growth Portfolio                       1.15%                    1,626       12.40             20,168
AST - Marsico Capital Growth Portfolio                       1.25%                4,075,719        8.46         34,490,792
AST - Marsico Capital Growth Portfolio                       1.40%               77,042,171       14.86      1,145,153,293
AST - Marsico Capital Growth Portfolio                       1.50%                1,021,520       12.35         12,618,535
AST - Marsico Capital Growth Portfolio                       1.60%                   35,775       10.31            368,930
AST - Marsico Capital Growth Portfolio                       1.65%               20,138,164       10.78        217,029,520
AST - Marsico Capital Growth Portfolio                       1.75%                  126,883       12.32          1,562,907
AST - Marsico Capital Growth Portfolio                       1.85%                   10,353       10.31            106,703
AST - Marsico Capital Growth Portfolio                       1.90%               14,975,841       12.30        184,152,662
AST - Marsico Capital Growth Portfolio                       2.00%                  215,988       12.28          2,652,905
AST - Marsico Capital Growth Portfolio                       2.15%                2,031,583       12.26         24,910,573
AST - Marsico Capital Growth Portfolio                       2.25%                  925,591        8.16          7,549,897
AST - Marsico Capital Growth Portfolio                       2.40%                   70,776       12.23            865,349
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                        124,377,969                  1,688,227,674

AST - MFS Global Equity Portfolio                            0.65%                  126,748       10.01          1,269,168
AST - MFS Global Equity Portfolio                            0.90%                    3,213       12.45             39,995
AST - MFS Global Equity Portfolio                            1.00%                  232,362        9.87          2,292,438
AST - MFS Global Equity Portfolio                            1.15%                      117       12.41              1,449
AST - MFS Global Equity Portfolio                            1.25%                  123,219        9.40          1,157,771
AST - MFS Global Equity Portfolio                            1.40%                6,790,405        9.70         65,861,941
AST - MFS Global Equity Portfolio                            1.50%                   34,777       12.36            429,962
AST - MFS Global Equity Portfolio                            1.60%                      421       10.76              4,528
AST - MFS Global Equity Portfolio                            1.65%                1,393,001       11.30         15,738,204
AST - MFS Global Equity Portfolio                            1.75%                      416       12.33              5,129
AST - MFS Global Equity Portfolio                            1.90%                  916,888       12.31         11,284,298
AST - MFS Global Equity Portfolio                            2.00%                    4,306       12.29             52,937
AST - MFS Global Equity Portfolio                            2.15%                   62,490       12.27            766,882
AST - MFS Global Equity Portfolio                            2.25%                  308,725        9.06          2,796,093
AST - MFS Global Equity Portfolio                            2.40%                    6,069       12.24             74,266
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                         10,003,157                    101,775,060

AST - MFS Growth Portfolio                                   0.65%                  596,050        7.10          4,234,310
AST - MFS Growth Portfolio                                   0.90%                    8,159       11.54             94,184
AST - MFS Growth Portfolio                                   1.00%                1,225,710        7.00          8,578,997
AST - MFS Growth Portfolio                                   1.15%                       88       11.51              1,012
AST - MFS Growth Portfolio                                   1.25%                  893,170        6.44          5,752,948
AST - MFS Growth Portfolio                                   1.40%               71,618,196        6.88        492,802,519
AST - MFS Growth Portfolio                                   1.50%                  188,109       11.47          2,156,859
AST - MFS Growth Portfolio                                   1.60%                    7,308       10.22             74,671
AST - MFS Growth Portfolio                                   1.65%                4,784,269        9.16         43,828,567
AST - MFS Growth Portfolio                                   1.75%                    6,479       11.43             74,074
AST - MFS Growth Portfolio                                   1.85%                    1,319       10.21             13,465
AST - MFS Growth Portfolio                                   1.90%                2,222,614       11.41         25,368,889
AST - MFS Growth Portfolio                                   2.00%                   18,900       11.40            215,478
AST - MFS Growth Portfolio                                   2.15%                  207,063       11.38          2,356,683
AST - MFS Growth Portfolio                                   2.25%                  262,995        6.21          1,632,758
AST - MFS Growth Portfolio                                   2.40%                   10,550       11.35            119,735
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                         82,050,979                    587,305,149

AST - MFS Growth with Income Portfolio                       0.65%                   89,700        8.27            741,824
AST - MFS Growth with Income Portfolio                       0.90%                      407       11.73              4,773
AST - MFS Growth with Income Portfolio                       1.00%                  313,037        8.15          2,550,674
AST - MFS Growth with Income Portfolio                       1.25%                  151,265        7.83          1,184,784
AST - MFS Growth with Income Portfolio                       1.40%               10,110,857        8.01         80,993,477
AST - MFS Growth with Income Portfolio                       1.50%                   47,679       11.65            555,384
AST - MFS Growth with Income Portfolio                       1.60%                    1,929       10.50             20,260
AST - MFS Growth with Income Portfolio                       1.65%                1,421,128        9.69         13,768,721
AST - MFS Growth with Income Portfolio                       1.75%                    1,325       11.62             15,387
AST - MFS Growth with Income Portfolio                       1.90%                  556,083       11.60          6,448,032
AST - MFS Growth with Income Portfolio                       2.00%                   11,154       11.58            129,193
AST - MFS Growth with Income Portfolio                       2.15%                   88,557       11.56          1,023,939
AST - MFS Growth with Income Portfolio                       2.25%                  105,608        7.55            797,300
AST - MFS Growth with Income Portfolio                       2.40%                      552       11.53              6,362
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                         12,899,283                    108,240,110

AST - Money Market Portfolio                                 0.65%                5,253,119       13.80         72,501,421
AST - Money Market Portfolio                                 0.90%                   61,894        9.97            617,277
AST - Money Market Portfolio                                 1.00%                3,023,474       12.95         39,167,618
AST - Money Market Portfolio                                 1.15%                    6,884        9.95             68,464
AST - Money Market Portfolio                                 1.25%                1,245,396       10.51         13,085,856
AST - Money Market Portfolio                                 1.40%               91,304,625       13.12      1,198,329,927
AST - Money Market Portfolio                                 1.50%                  432,412        9.91          4,283,325
AST - Money Market Portfolio                                 1.60%                    5,609        9.98             55,953
AST - Money Market Portfolio                                 1.65%               32,730,501        9.86        322,722,440
AST - Money Market Portfolio                                 1.75%                   40,239        9.88            397,460
AST - Money Market Portfolio                                 1.90%                7,176,983        9.86         70,769,937
AST - Money Market Portfolio                                 2.00%                   81,304        9.85            800,801
AST - Money Market Portfolio                                 2.15%                1,118,618        9.83         10,998,937
AST - Money Market Portfolio                                 2.25%                   35,505       10.13            359,604
AST - Money Market Portfolio                                 2.40%                  149,705        9.80          1,467,790
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                        142,666,269                  1,735,626,811

AST - Neuberger & Berman Mid-Cap Growth Portfolio            0.65%                  273,193       17.62          4,814,968
AST - Neuberger & Berman Mid-Cap Growth Portfolio            0.90%                    7,930       12.32             97,711
AST - Neuberger & Berman Mid-Cap Growth Portfolio            1.00%                  360,730       16.83          6,069,374
AST - Neuberger & Berman Mid-Cap Growth Portfolio            1.25%                  371,267        6.23          2,313,235
AST - Neuberger & Berman Mid-Cap Growth Portfolio            1.40%               17,346,127       16.55        287,066,762
AST - Neuberger & Berman Mid-Cap Growth Portfolio            1.50%                   96,132       12.24          1,176,482
AST - Neuberger & Berman Mid-Cap Growth Portfolio            1.65%                3,415,318        9.51         32,478,604
AST - Neuberger & Berman Mid-Cap Growth Portfolio            1.75%                   12,416       12.20            151,516
AST - Neuberger & Berman Mid-Cap Growth Portfolio            1.90%                1,089,649       12.18         13,274,872
AST - Neuberger & Berman Mid-Cap Growth Portfolio            2.00%                   16,702       12.17            203,241
AST - Neuberger & Berman Mid-Cap Growth Portfolio            2.15%                   96,879       12.15          1,176,890
AST - Neuberger & Berman Mid-Cap Growth Portfolio            2.25%                  294,816        6.01          1,770,536
AST - Neuberger & Berman Mid-Cap Growth Portfolio            2.40%                    5,407       12.11             65,500
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                         23,386,566                    350,659,691

AST - Neuberger & Berman Mid-Cap Value Portfolio             0.65%                  653,342       24.04         15,704,621
AST - Neuberger & Berman Mid-Cap Value Portfolio             0.90%                   31,506       13.50            425,184
AST - Neuberger & Berman Mid-Cap Value Portfolio             1.00%                  905,217       23.74         21,494,232
AST - Neuberger & Berman Mid-Cap Value Portfolio             1.15%                      183       13.46              2,458
AST - Neuberger & Berman Mid-Cap Value Portfolio             1.25%                  781,348       13.82         10,795,757
AST - Neuberger & Berman Mid-Cap Value Portfolio             1.40%               32,561,133       23.90        778,263,278
AST - Neuberger & Berman Mid-Cap Value Portfolio             1.50%                  268,150       13.40          3,594,322
AST - Neuberger & Berman Mid-Cap Value Portfolio             1.60%                    7,071       10.86             76,756
AST - Neuberger & Berman Mid-Cap Value Portfolio             1.65%                8,530,129       12.01        102,430,955
AST - Neuberger & Berman Mid-Cap Value Portfolio             1.75%                   40,022       13.37            534,943
AST - Neuberger & Berman Mid-Cap Value Portfolio             1.85%                    4,186       10.85             45,411
AST - Neuberger & Berman Mid-Cap Value Portfolio             1.90%                4,786,623       13.34         63,869,589
AST - Neuberger & Berman Mid-Cap Value Portfolio             2.00%                   87,253       13.33          1,162,927
AST - Neuberger & Berman Mid-Cap Value Portfolio             2.15%                  610,598       13.31          8,124,247
AST - Neuberger & Berman Mid-Cap Value Portfolio             2.25%                  370,965       13.32          4,940,578
AST - Neuberger & Berman Mid-Cap Value Portfolio             2.40%                   21,843       13.27            289,798
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                         49,659,568                  1,011,755,055

AST - PBHG Small-Cap Growth Portfolio                        0.65%                  208,990       19.55          4,085,253
AST - PBHG Small-Cap Growth Portfolio                        0.90%                    4,362       13.66             59,573
AST - PBHG Small-Cap Growth Portfolio                        1.00%                  677,748       16.55         11,214,570
AST - PBHG Small-Cap Growth Portfolio                        1.25%                  145,364       17.38          2,526,041
AST - PBHG Small-Cap Growth Portfolio                        1.40%               14,111,281       18.37        259,256,261
AST - PBHG Small-Cap Growth Portfolio                        1.50%                   52,103       13.56            706,757
AST - PBHG Small-Cap Growth Portfolio                        1.60%                    3,356       10.30             34,561
AST - PBHG Small-Cap Growth Portfolio                        1.65%                3,292,593        9.89         32,566,722
AST - PBHG Small-Cap Growth Portfolio                        1.75%                    8,575       13.53            115,993
AST - PBHG Small-Cap Growth Portfolio                        1.90%                1,059,046       13.50         14,300,421
AST - PBHG Small-Cap Growth Portfolio                        2.00%                    9,676       13.49            130,501
AST - PBHG Small-Cap Growth Portfolio                        2.15%                  138,936       13.46          1,870,737
AST - PBHG Small-Cap Growth Portfolio                        2.25%                   64,850       16.82          1,090,885
AST - PBHG Small-Cap Growth Portfolio                        2.40%                    4,691       13.43             62,980
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                         19,781,570                    328,021,254

AST - PIMCO Limited Maturity Bond Portfolio                  0.65%                1,309,374       15.42         20,189,701
AST - PIMCO Limited Maturity Bond Portfolio                  0.90%                   64,164       10.33            663,056
AST - PIMCO Limited Maturity Bond Portfolio                  1.00%                  984,068       15.04         14,796,827
AST - PIMCO Limited Maturity Bond Portfolio                  1.15%                   13,612       10.30            140,271
AST - PIMCO Limited Maturity Bond Portfolio                  1.25%                  956,856       12.08         11,560,519
AST - PIMCO Limited Maturity Bond Portfolio                  1.40%               49,909,791       14.52        724,575,881
AST - PIMCO Limited Maturity Bond Portfolio                  1.50%                  238,601       10.26          2,448,970
AST - PIMCO Limited Maturity Bond Portfolio                  1.60%                   23,203       10.03            232,650
AST - PIMCO Limited Maturity Bond Portfolio                  1.65%               15,242,856       10.51        160,153,046
AST - PIMCO Limited Maturity Bond Portfolio                  1.75%                   30,532       10.23            312,490
AST - PIMCO Limited Maturity Bond Portfolio                  1.85%                    1,299       10.02             13,020
AST - PIMCO Limited Maturity Bond Portfolio                  1.90%                5,152,783       10.22         52,647,584
AST - PIMCO Limited Maturity Bond Portfolio                  2.00%                   36,640       10.21            373,936
AST - PIMCO Limited Maturity Bond Portfolio                  2.15%                  636,860       10.19          6,488,462
AST - PIMCO Limited Maturity Bond Portfolio                  2.25%                  329,629       11.65          3,838,804
AST - PIMCO Limited Maturity Bond Portfolio                  2.40%                   35,430       10.16            359,942
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                         74,965,699                    998,795,158

AST - PIMCO Total Return Bond Portfolio                      0.65%                1,896,238       18.39         34,880,228
AST - PIMCO Total Return Bond Portfolio                      0.90%                   96,756       10.63          1,028,112
AST - PIMCO Total Return Bond Portfolio                      1.00%                2,172,385       17.64         38,310,129
AST - PIMCO Total Return Bond Portfolio                      1.25%                2,301,863       13.23         30,461,940
AST - PIMCO Total Return Bond Portfolio                      1.40%               84,154,157       17.29      1,454,924,271
AST - PIMCO Total Return Bond Portfolio                      1.50%                1,067,126       10.55         11,262,322
AST - PIMCO Total Return Bond Portfolio                      1.60%                   37,841       10.10            382,188
AST - PIMCO Total Return Bond Portfolio                      1.65%               26,287,388       10.95        287,896,454
AST - PIMCO Total Return Bond Portfolio                      1.75%                   93,573       10.52            984,756
AST - PIMCO Total Return Bond Portfolio                      1.85%                    3,287       10.09             33,184
AST - PIMCO Total Return Bond Portfolio                      1.90%               16,012,778       10.51        168,230,276
AST - PIMCO Total Return Bond Portfolio                      2.00%                  378,676       10.49          3,973,849
AST - PIMCO Total Return Bond Portfolio                      2.15%                2,192,336       10.48         22,967,102
AST - PIMCO Total Return Bond Portfolio                      2.25%                1,558,557       12.76         19,881,186
AST - PIMCO Total Return Bond Portfolio                      2.40%                  119,982       10.45          1,253,348
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                        138,372,942                  2,076,469,346

AST - Sanford Bernstein Core Value Portfolio                 0.65%                  387,468       11.09          4,298,088
AST - Sanford Bernstein Core Value Portfolio                 0.90%                   11,689       12.83            150,017
AST - Sanford Bernstein Core Value Portfolio                 1.00%                  403,537       10.99          4,434,363
AST - Sanford Bernstein Core Value Portfolio                 1.15%                      322       12.80              4,123
AST - Sanford Bernstein Core Value Portfolio                 1.25%                  453,569       10.91          4,950,670
AST - Sanford Bernstein Core Value Portfolio                 1.40%                9,178,786       10.87         99,779,392
AST - Sanford Bernstein Core Value Portfolio                 1.50%                   91,128       12.75          1,161,604
AST - Sanford Bernstein Core Value Portfolio                 1.60%                    4,032       10.70             43,156
AST - Sanford Bernstein Core Value Portfolio                 1.65%                3,621,862       11.06         40,048,058
AST - Sanford Bernstein Core Value Portfolio                 1.75%                   16,568       12.71            210,592
AST - Sanford Bernstein Core Value Portfolio                 1.85%                    1,276       10.70             13,645
AST - Sanford Bernstein Core Value Portfolio                 1.90%                2,277,726       12.69         28,902,299
AST - Sanford Bernstein Core Value Portfolio                 2.00%                   11,518       12.67            145,984
AST - Sanford Bernstein Core Value Portfolio                 2.15%                  328,567       12.65          4,157,361
AST - Sanford Bernstein Core Value Portfolio                 2.25%                  216,416       10.62          2,298,840
AST - Sanford Bernstein Core Value Portfolio                 2.40%                   10,893       12.62            137,438
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                         17,015,358                    190,735,631

AST - Sanford Bernstein Managed Index 500 Portfolio          0.65%                  907,807       12.36         11,222,571
AST - Sanford Bernstein Managed Index 500 Portfolio          0.90%                   14,205       12.39            176,014
AST - Sanford Bernstein Managed Index 500 Portfolio          1.00%                  824,390       12.10          9,977,841
AST - Sanford Bernstein Managed Index 500 Portfolio          1.25%                  554,156        8.28          4,589,598
AST - Sanford Bernstein Managed Index 500 Portfolio          1.40%               34,343,576       11.81        405,699,560
AST - Sanford Bernstein Managed Index 500 Portfolio          1.50%                   82,843       12.31          1,019,601
AST - Sanford Bernstein Managed Index 500 Portfolio          1.60%                      853       10.57              9,021
AST - Sanford Bernstein Managed Index 500 Portfolio          1.65%                5,442,511       10.23         55,677,898
AST - Sanford Bernstein Managed Index 500 Portfolio          1.75%                    2,937       12.27             36,039
AST - Sanford Bernstein Managed Index 500 Portfolio          1.85%                      644       10.57              6,809
AST - Sanford Bernstein Managed Index 500 Portfolio          1.90%                2,209,334       12.25         27,068,247
AST - Sanford Bernstein Managed Index 500 Portfolio          2.00%                   16,957       12.24            207,518
AST - Sanford Bernstein Managed Index 500 Portfolio          2.15%                  203,573       12.22          2,487,033
AST - Sanford Bernstein Managed Index 500 Portfolio          2.25%                  293,662        7.98          2,344,297
AST - Sanford Bernstein Managed Index 500 Portfolio          2.40%                    4,899       12.18             59,675
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                         44,902,347                    520,581,722

AST - Strong International Equity Portfolio                  0.65%                  219,979       16.49          3,628,323
AST - Strong International Equity Portfolio                  0.90%                   15,315       12.90            197,524
AST - Strong International Equity Portfolio                  1.00%                  425,263       15.54          6,610,144
AST - Strong International Equity Portfolio                  1.25%                  362,254        7.13          2,582,093
AST - Strong International Equity Portfolio                  1.40%               10,947,011       25.15        275,355,327
AST - Strong International Equity Portfolio                  1.50%                   57,874       12.81            741,384
AST - Strong International Equity Portfolio                  1.60%                    1,808       10.81             19,554
AST - Strong International Equity Portfolio                  1.65%                2,415,394       11.00         26,573,509
AST - Strong International Equity Portfolio                  1.75%                    8,138       12.77            103,949
AST - Strong International Equity Portfolio                  1.85%                      106       10.81              1,147
AST - Strong International Equity Portfolio                  1.90%                  936,678       12.75         11,944,701
AST - Strong International Equity Portfolio                  2.00%                   17,098       12.74            217,792
AST - Strong International Equity Portfolio                  2.15%                  141,470       12.72          1,798,919
AST - Strong International Equity Portfolio                  2.25%                  400,112        6.87          2,748,974
AST - Strong International Equity Portfolio                  2.40%                   13,590       12.68            172,318
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                         15,962,091                    332,695,658

AST - T. Rowe Price Asset Allocation Portfolio               0.65%                  146,224       20.98          3,067,794
AST - T. Rowe Price Asset Allocation Portfolio               0.90%                   16,691       12.26            204,596
AST - T. Rowe Price Asset Allocation Portfolio               1.00%                  275,220       19.19          5,281,760
AST - T. Rowe Price Asset Allocation Portfolio               1.25%                  222,150       10.37          2,304,526
AST - T. Rowe Price Asset Allocation Portfolio               1.40%               15,311,524       19.72        301,929,017
AST - T. Rowe Price Asset Allocation Portfolio               1.50%                   83,496       12.18          1,016,579
AST - T. Rowe Price Asset Allocation Portfolio               1.60%                      427       10.49              4,476
AST - T. Rowe Price Asset Allocation Portfolio               1.65%                2,243,566       11.09         24,887,047
AST - T. Rowe Price Asset Allocation Portfolio               1.75%                   12,666       12.14            153,775
AST - T. Rowe Price Asset Allocation Portfolio               1.85%                    2,847       10.49             29,853
AST - T. Rowe Price Asset Allocation Portfolio               1.90%                  955,716       12.12         11,583,227
AST - T. Rowe Price Asset Allocation Portfolio               2.00%                   27,414       12.11            331,874
AST - T. Rowe Price Asset Allocation Portfolio               2.15%                  160,339       12.09          1,937,775
AST - T. Rowe Price Asset Allocation Portfolio               2.25%                    2,741       10.48             28,715
AST - T. Rowe Price Asset Allocation Portfolio               2.40%                   31,706       12.05            382,088
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                         19,492,726                    353,143,102

AST - T. Rowe Price Global Bond Portfolio                    0.65%                  465,034       14.28          6,641,658
AST - T. Rowe Price Global Bond Portfolio                    0.90%                    2,095       11.55             24,192
AST - T. Rowe Price Global Bond Portfolio                    1.00%                  245,525       14.04          3,447,718
AST - T. Rowe Price Global Bond Portfolio                    1.25%                  289,862       13.73          3,979,529
AST - T. Rowe Price Global Bond Portfolio                    1.40%               11,102,795       13.40        148,788,751
AST - T. Rowe Price Global Bond Portfolio                    1.50%                   92,875       11.47          1,065,198
AST - T. Rowe Price Global Bond Portfolio                    1.60%                    7,131       10.35             73,806
AST - T. Rowe Price Global Bond Portfolio                    1.65%                2,962,471       12.59         37,299,182
AST - T. Rowe Price Global Bond Portfolio                    1.75%                   13,487       11.44            154,249
AST - T. Rowe Price Global Bond Portfolio                    1.85%                    1,457       10.34             15,071
AST - T. Rowe Price Global Bond Portfolio                    1.90%                1,827,606       11.42         20,866,147
AST - T. Rowe Price Global Bond Portfolio                    2.00%                   24,361       11.40            277,813
AST - T. Rowe Price Global Bond Portfolio                    2.15%                  279,110       11.38          3,177,580
AST - T. Rowe Price Global Bond Portfolio                    2.25%                  148,319       13.23          1,962,825
AST - T. Rowe Price Global Bond Portfolio                    2.40%                   12,591       11.35            142,931
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                         17,474,718                    227,916,652

AST - T. Rowe Price Natural Resources Portfolio              0.65%                  203,866       25.68          5,234,384
AST - T. Rowe Price Natural Resources Portfolio              0.90%                    8,843       13.83            122,296
AST - T. Rowe Price Natural Resources Portfolio              1.00%                  162,133       25.04          4,059,457
AST - T. Rowe Price Natural Resources Portfolio              1.25%                   75,013       13.75          1,031,063
AST - T. Rowe Price Natural Resources Portfolio              1.40%                5,185,874       24.17        125,363,664
AST - T. Rowe Price Natural Resources Portfolio              1.50%                   20,929       13.74            287,482
AST - T. Rowe Price Natural Resources Portfolio              1.60%                    1,184       11.25             13,319
AST - T. Rowe Price Natural Resources Portfolio              1.65%                2,011,627       12.59         25,334,909
AST - T. Rowe Price Natural Resources Portfolio              1.75%                    1,910       13.70             26,157
AST - T. Rowe Price Natural Resources Portfolio              1.90%                  433,891       13.67          5,932,910
AST - T. Rowe Price Natural Resources Portfolio              2.00%                   24,634       13.66            336,463
AST - T. Rowe Price Natural Resources Portfolio              2.15%                   77,245       13.63          1,053,228
AST - T. Rowe Price Natural Resources Portfolio              2.25%                    6,747       11.23             75,783
AST - T. Rowe Price Natural Resources Portfolio              2.40%                    1,035       13.60             14,076
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                          8,214,933                    168,885,192

AST - William Blair International Growth Portfolio           0.65%                  536,475       14.43          7,741,792
AST - William Blair International Growth Portfolio           0.90%                   20,709       13.51            279,680
AST - William Blair International Growth Portfolio           1.00%                  879,869       14.10         12,402,926
AST - William Blair International Growth Portfolio           1.15%                      735       13.47              9,902
AST - William Blair International Growth Portfolio           1.25%                1,166,396       14.32         16,699,324
AST - William Blair International Growth Portfolio           1.40%               29,706,745       13.70        407,067,344
AST - William Blair International Growth Portfolio           1.50%                  470,320       13.41          6,308,922
AST - William Blair International Growth Portfolio           1.60%                   18,507       10.56            195,467
AST - William Blair International Growth Portfolio           1.65%                5,547,558       13.39         74,289,120
AST - William Blair International Growth Portfolio           1.75%                   54,833       13.38            733,453
AST - William Blair International Growth Portfolio           1.85%                    6,110       10.56             64,494
AST - William Blair International Growth Portfolio           1.90%                6,498,151       13.35         86,771,699
AST - William Blair International Growth Portfolio           2.00%                  103,740       13.34          1,383,700
AST - William Blair International Growth Portfolio           2.15%                1,009,679       13.32         13,444,193
AST - William Blair International Growth Portfolio           2.25%                   29,434       13.86            407,941
AST - William Blair International Growth Portfolio           2.40%                   32,626       13.28            433,180
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                         46,081,888                    628,233,135

Davis Value Fund Portfolio                                   1.40%                  732,201        9.24          6,764,210
Davis Value Fund Portfolio                                   1.65%                    4,891       12.79             62,559
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                            737,092                      6,826,770

Evergreen - VA Foundation Fund                               1.40%                  886,577        8.84          7,840,249
Evergreen - VA Foundation Fund                               1.65%                      198       10.40              2,056
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                            886,775                      7,842,305

Evergreen - VA Fund                                          1.40%                  282,741       10.42          2,947,508
Evergreen - VA Fund                                          1.65%                    2,520       10.42             26,263
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                            285,261                      2,973,771

Evergreen - VA Growth & Income Fund                          1.40%                  572,213       10.48          5,998,988
Evergreen - VA Growth & Income Fund                          1.65%                    2,647       10.48             27,748
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                            574,860                      6,026,736

Evergreen - VA International Equity Fund                     0.65%                   38,062       10.46            398,100
Evergreen - VA International Equity Fund                     0.90%                      742       10.46              7,759
Evergreen - VA International Equity Fund                     1.00%                   72,511       10.46            758,233
Evergreen - VA International Equity Fund                     1.25%                   24,847       10.46            259,781
Evergreen - VA International Equity Fund                     1.40%                1,230,078       10.61         13,055,894
Evergreen - VA International Equity Fund                     1.50%                    5,552       10.45             58,041
Evergreen - VA International Equity Fund                     1.65%                  189,143       11.65          2,203,955
Evergreen - VA International Equity Fund                     1.75%                    1,075       10.45             11,239
Evergreen - VA International Equity Fund                     1.85%                      970       10.45             10,138
Evergreen - VA International Equity Fund                     1.90%                   76,749       12.78            980,765
Evergreen - VA International Equity Fund                     2.00%                      827       10.45              8,643
Evergreen - VA International Equity Fund                     2.15%                    6,492       12.74             82,725
Evergreen - VA International Equity Fund                     2.25%                   81,555       10.64            867,663
Evergreen - VA International Equity Fund                     2.40%                    1,395       12.71             17,720
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                          1,729,998                     18,720,657

Evergreen - VA Omega Fund                                    0.65%                   34,638        9.36            324,302
Evergreen - VA Omega Fund                                    1.00%                   47,047        9.27            436,352
Evergreen - VA Omega Fund                                    1.25%                   15,743        9.21            145,029
Evergreen - VA Omega Fund                                    1.40%                3,260,000        6.81         22,210,491
Evergreen - VA Omega Fund                                    1.50%                    3,320       13.27             44,035
Evergreen - VA Omega Fund                                    1.65%                  404,789       10.71          4,334,759
Evergreen - VA Omega Fund                                    1.75%                       27       13.23                357
Evergreen - VA Omega Fund                                    1.90%                   56,002       13.21            739,510
Evergreen - VA Omega Fund                                    2.00%                      283       13.19              3,727
Evergreen - VA Omega Fund                                    2.15%                   25,003       13.17            329,232
Evergreen - VA Omega Fund                                    2.25%                   19,658        8.97            176,243
Evergreen - VA Omega Fund                                    2.40%                    1,855       13.13             24,354
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                          3,868,364                     28,768,390

Evergreen - VA Special Equity Fund                           0.65%                  179,911       11.08          1,993,582
Evergreen - VA Special Equity Fund                           0.90%                    7,046       14.86            104,682
Evergreen - VA Special Equity Fund                           1.00%                  150,470       10.92          1,642,783
Evergreen - VA Special Equity Fund                           1.25%                   69,344        9.16            634,976
Evergreen - VA Special Equity Fund                           1.40%                3,425,086       10.73         36,762,427
Evergreen - VA Special Equity Fund                           1.50%                   19,312       14.76            284,969
Evergreen - VA Special Equity Fund                           1.60%                    2,186       10.22             22,346
Evergreen - VA Special Equity Fund                           1.65%                  815,621       11.12          9,070,306
Evergreen - VA Special Equity Fund                           1.75%                    1,917       14.71             28,208
Evergreen - VA Special Equity Fund                           1.90%                  293,794       14.69          4,315,480
Evergreen - VA Special Equity Fund                           2.00%                    3,620       14.67             53,111
Evergreen - VA Special Equity Fund                           2.15%                   58,548       14.65            857,550
Evergreen - VA Special Equity Fund                           2.25%                   23,503        8.83            207,438
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                          5,050,359                     55,977,860

Evergreen - VA Special Values Fund                           1.40%                  307,907       15.68          4,828,674
Evergreen - VA Special Values Fund                           1.65%                    4,466       13.03             58,193
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                            312,372                      4,886,867

Evergreen - VA Strategic Income Fund                         1.40%                  518,381       13.45          6,973,142
Evergreen - VA Strategic Income Fund                         1.65%                    2,439       11.77             28,708
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                            520,820                      7,001,850

First Trust - 10 Uncommon Values Portfolio                   0.65%                   36,127        4.07            147,105
First Trust - 10 Uncommon Values Portfolio                   1.00%                  435,617        4.47          1,949,100
First Trust - 10 Uncommon Values Portfolio                   1.25%                   22,064        3.99             87,957
First Trust - 10 Uncommon Values Portfolio                   1.40%                1,686,521        3.97          6,687,620
First Trust - 10 Uncommon Values Portfolio                   1.65%                   66,435        9.16            608,451
First Trust - 10 Uncommon Values Portfolio                   1.90%                      467       13.17              6,148
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                          2,247,231                      9,486,380

First Trust - Energy Portfolio                               1.00%                  201,555       13.61          2,742,339
First Trust - Energy Portfolio                               1.25%                    7,059       13.65             96,334
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                            208,614                      2,838,672

First Trust - Financial Services Portfolio                   1.00%                  350,468       12.74          4,466,135
First Trust - Financial Services Portfolio                   1.25%                   23,082       12.78            295,039
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                            373,550                      4,761,175

First Trust - Global Target 15 Portfolio                     1.00%                  277,522       10.59          2,938,293
First Trust - Global Target 15 Portfolio                     1.25%                    8,569       12.96            111,018
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                            286,091                      3,049,311

First Trust - NASDAQ Target 15 Portfolio                     1.00%                  569,649        8.90          5,070,373
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                            569,649                      5,070,373

First Trust - Pharmaceutical Portfolio                       1.00%                  388,945        9.92          3,857,091
First Trust - Pharmaceutical Portfolio                       1.25%                   22,833       11.48            262,115
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                            411,777                      4,119,206

First Trust - S&P Target 24 Portfolio                        1.00%                  751,579        7.30          5,487,305
First Trust - S&P Target 24 Portfolio                        1.25%                    5,532       11.89             65,765
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                            757,111                      5,553,070

First Trust - Target Managed VIP Portfolio                   1.00%                1,697,696        8.36         14,200,273
First Trust - Target Managed VIP Portfolio                   1.25%                  476,951       13.20          6,297,076
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                          2,174,647                     20,497,349

First Trust - Technology Portfolio                           1.00%                  435,367        4.76          2,073,039
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                            435,367                      2,073,039

First Trust - The Dow DART 10 Portfolio                      1.00%                  517,287        8.02          4,148,342
First Trust - The Dow DART 10 Portfolio                      1.25%                   10,069       12.05            121,317
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                            527,356                      4,269,659

First Trust - Value Line Target 25 Portfolio                 1.00%                1,541,426        3.20          4,932,457
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                          1,541,426                      4,932,457

Gartmore - GVIT Developing Markets Portfolio                 0.65%                  979,994        9.63          9,440,590
Gartmore - GVIT Developing Markets Portfolio                 0.90%                    6,956       15.74            109,486
Gartmore - GVIT Developing Markets Portfolio                 1.00%                  559,123        9.40          5,257,699
Gartmore - GVIT Developing Markets Portfolio                 1.25%                  122,136       10.59          1,292,977
Gartmore - GVIT Developing Markets Portfolio                 1.40%               12,075,749        9.12        110,081,377
Gartmore - GVIT Developing Markets Portfolio                 1.50%                   20,956       15.63            327,605
Gartmore - GVIT Developing Markets Portfolio                 1.60%                    1,863       10.90             20,303
Gartmore - GVIT Developing Markets Portfolio                 1.65%                1,763,660       13.60         23,981,203
Gartmore - GVIT Developing Markets Portfolio                 1.75%                      167       15.59              2,606
Gartmore - GVIT Developing Markets Portfolio                 1.90%                  415,864       15.56          6,471,707
Gartmore - GVIT Developing Markets Portfolio                 2.00%                   12,503       15.54            194,352
Gartmore - GVIT Developing Markets Portfolio                 2.15%                   44,993       15.52            698,188
Gartmore - GVIT Developing Markets Portfolio                 2.25%                      843       10.88              9,171
Gartmore - GVIT Developing Markets Portfolio                 2.40%                    1,871       15.47             28,956
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                         16,006,678                    157,916,220

INVESCO - VIF Dynamics Fund                                  0.65%                  159,239        8.46          1,347,530
INVESCO - VIF Dynamics Fund                                  0.90%                    3,305       13.27             43,862
INVESCO - VIF Dynamics Fund                                  1.00%                  304,210        8.34          2,536,379
INVESCO - VIF Dynamics Fund                                  1.15%                       77       13.23              1,018
INVESCO - VIF Dynamics Fund                                  1.25%                  137,600        6.22            855,913
INVESCO - VIF Dynamics Fund                                  1.40%                7,609,788        8.20         62,375,515
INVESCO - VIF Dynamics Fund                                  1.50%                   27,792       13.18            366,320
INVESCO - VIF Dynamics Fund                                  1.65%                  889,464        9.61          8,551,828
INVESCO - VIF Dynamics Fund                                  1.75%                    1,003       13.14             13,178
INVESCO - VIF Dynamics Fund                                  1.90%                  634,308       13.12          8,322,909
INVESCO - VIF Dynamics Fund                                  2.00%                    4,848       13.11             63,534
INVESCO - VIF Dynamics Fund                                  2.15%                   38,518       13.08            503,960
INVESCO - VIF Dynamics Fund                                  2.40%                    3,083       13.05             40,224
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                          9,813,234                     85,022,169

INVESCO - VIF Financial Services Fund                        0.65%                  153,732       13.81          2,122,678
INVESCO - VIF Financial Services Fund                        0.90%                    4,970       12.75             63,389
INVESCO - VIF Financial Services Fund                        1.00%                  238,104       13.60          3,239,219
INVESCO - VIF Financial Services Fund                        1.25%                   48,538       11.85            575,230
INVESCO - VIF Financial Services Fund                        1.40%                6,109,346       13.37         81,709,424
INVESCO - VIF Financial Services Fund                        1.50%                    9,201       12.67            116,559
INVESCO - VIF Financial Services Fund                        1.65%                  607,265       11.17          6,782,610
INVESCO - VIF Financial Services Fund                        1.75%                    2,426       12.63             30,651
INVESCO - VIF Financial Services Fund                        1.90%                  200,360       12.61          2,526,752
INVESCO - VIF Financial Services Fund                        2.00%                   20,268       12.60            255,315
INVESCO - VIF Financial Services Fund                        2.15%                   50,250       12.58            631,900
INVESCO - VIF Financial Services Fund                        2.25%                    1,378       10.46             14,413
INVESCO - VIF Financial Services Fund                        2.40%                      751       12.54              9,412
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                          7,446,589                     98,077,552

INVESCO - VIF Health Sciences Fund                           0.65%                  194,661       12.19          2,372,530
INVESCO - VIF Health Sciences Fund                           0.90%                    2,415       12.06             29,134
INVESCO - VIF Health Sciences Fund                           1.00%                  193,880       12.01          2,328,203
INVESCO - VIF Health Sciences Fund                           1.25%                   59,116       10.68            631,371
INVESCO - VIF Health Sciences Fund                           1.40%                9,461,944       11.81        111,706,050
INVESCO - VIF Health Sciences Fund                           1.50%                   16,675       11.98            199,768
INVESCO - VIF Health Sciences Fund                           1.60%                    1,773       10.87             19,266
INVESCO - VIF Health Sciences Fund                           1.65%                  698,364       10.05          7,021,607
INVESCO - VIF Health Sciences Fund                           1.75%                    2,812       11.95             33,598
INVESCO - VIF Health Sciences Fund                           1.90%                  381,478       11.93          4,549,543
INVESCO - VIF Health Sciences Fund                           2.00%                    2,077       11.91             24,738
INVESCO - VIF Health Sciences Fund                           2.15%                   55,867       11.89            664,374
INVESCO - VIF Health Sciences Fund                           2.25%                    1,330       10.85             14,436
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                         11,072,391                    129,594,616

INVESCO - VIF Technology Fund                                0.65%                  226,147        5.17          1,168,085
INVESCO - VIF Technology Fund                                1.00%                  331,934        5.09          1,689,188
INVESCO - VIF Technology Fund                                1.25%                   42,720        3.21            137,266
INVESCO - VIF Technology Fund                                1.40%               17,055,983        5.00         85,328,952
INVESCO - VIF Technology Fund                                1.65%                  578,651        7.87          4,551,443
INVESCO - VIF Technology Fund                                1.90%                    3,695       13.35             49,347
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                         18,239,131                     92,924,281

INVESCO - VIF Telecommunications Fund                        0.65%                  144,115        3.32            478,713
INVESCO - VIF Telecommunications Fund                        0.90%                      445       12.56              5,595
INVESCO - VIF Telecommunications Fund                        1.00%                  162,907        3.27            533,153
INVESCO - VIF Telecommunications Fund                        1.25%                   51,179        2.36            120,567
INVESCO - VIF Telecommunications Fund                        1.40%                7,889,659        3.22         25,384,306
INVESCO - VIF Telecommunications Fund                        1.50%                    2,831       12.48             35,320
INVESCO - VIF Telecommunications Fund                        1.65%                  191,663        7.63          1,463,207
INVESCO - VIF Telecommunications Fund                        1.75%                      295       12.44              3,671
INVESCO - VIF Telecommunications Fund                        1.90%                   68,278       12.42            848,056
INVESCO - VIF Telecommunications Fund                        2.00%                    1,742       12.41             21,611
INVESCO - VIF Telecommunications Fund                        2.15%                    8,279       12.39            102,535
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                          8,521,392                     28,996,735

Liberty - Asset Allocation VS Fund                           1.00%                2,207,046       12.03         26,543,155
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                          2,207,046                     26,543,155

Liberty - Columbia High Yield VS Fund                        1.00%                  104,701       13.20          1,382,325
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                            104,701                      1,382,325

Liberty - Columbia Real Estate Equity VS Fund                1.00%                   42,830       15.09            646,143
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                             42,830                        646,143

Liberty Equity VS Fund                                       1.00%                1,440,181       18.47         26,604,334
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                          1,440,181                     26,604,334

Liberty - Federal Securities VS Fund                         1.00%                  781,490       10.13          7,912,658
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                            781,490                      7,912,658

Liberty - Money Market VS Fund                               1.00%                  591,046        9.97          5,895,419
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                            591,046                      5,895,419

Liberty - Small Company Growth VS Fund                       1.00%                  151,571       15.03          2,277,895
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                            151,571                      2,277,895

ProFunds - VP Asia 30 Fund                                   0.65%                  160,378       12.78          2,050,374
ProFunds - VP Asia 30 Fund                                   0.90%                    1,307       16.14             21,090
ProFunds - VP Asia 30 Fund                                   1.00%                   69,173       12.71            879,159
ProFunds - VP Asia 30 Fund                                   1.25%                   47,272       12.66            598,280
ProFunds - VP Asia 30 Fund                                   1.40%                2,441,338       12.62         30,819,695
ProFunds - VP Asia 30 Fund                                   1.50%                    6,176       16.03             99,018
ProFunds - VP Asia 30 Fund                                   1.65%                  942,605       12.57         11,849,318
ProFunds - VP Asia 30 Fund                                   1.75%                      173       15.99              2,762
ProFunds - VP Asia 30 Fund                                   1.90%                  131,276       15.96          2,095,135
ProFunds - VP Asia 30 Fund                                   2.00%                   10,432       15.94            166,302
ProFunds - VP Asia 30 Fund                                   2.15%                   33,050       15.91            525,973
ProFunds - VP Asia 30 Fund                                   2.25%                    1,873       10.43             19,523
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                          3,845,051                     49,126,629

ProFunds - VP Banks Fund                                     0.65%                   20,188       11.08            223,751
ProFunds - VP Banks Fund                                     0.90%                    3,337       13.01             43,417
ProFunds - VP Banks Fund                                     1.00%                    3,002       11.02             33,073
ProFunds - VP Banks Fund                                     1.25%                    8,886       10.97             97,496
ProFunds - VP Banks Fund                                     1.40%                  341,497       10.94          3,737,478
ProFunds - VP Banks Fund                                     1.50%                    4,576       12.92             59,126
ProFunds - VP Banks Fund                                     1.65%                   93,067       10.90          1,014,257
ProFunds - VP Banks Fund                                     1.90%                   34,962       12.86            449,692
ProFunds - VP Banks Fund                                     2.15%                    6,833       12.83             87,638
ProFunds - VP Banks Fund                                     2.40%                    1,039       12.79             13,288
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                            517,386                      5,759,217

ProFunds - VP Basic Materials Fund                           0.65%                  253,494       11.13          2,822,022
ProFunds - VP Basic Materials Fund                           0.90%                    8,846       13.50            119,410
ProFunds - VP Basic Materials Fund                           1.00%                   37,759       11.07            417,881
ProFunds - VP Basic Materials Fund                           1.25%                   53,759       11.02            592,452
ProFunds - VP Basic Materials Fund                           1.40%                2,610,829       10.99         28,699,925
ProFunds - VP Basic Materials Fund                           1.50%                    3,940       13.41             52,827
ProFunds - VP Basic Materials Fund                           1.65%                1,512,864       10.95         16,560,137
ProFunds - VP Basic Materials Fund                           1.90%                  100,189       13.35          1,337,239
ProFunds - VP Basic Materials Fund                           2.00%                    8,054       13.33            107,370
ProFunds - VP Basic Materials Fund                           2.15%                   15,986       13.31            212,762
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                          4,605,719                     50,922,025

ProFunds - VP Bear Fund                                      0.65%                  196,473       10.45          2,052,766
ProFunds - VP Bear Fund                                      0.90%                    1,812        7.58             13,733
ProFunds - VP Bear Fund                                      1.00%                   36,026       10.34            372,520
ProFunds - VP Bear Fund                                      1.25%                   28,299       10.26            290,452
ProFunds - VP Bear Fund                                      1.40%                2,846,064       10.22         29,081,198
ProFunds - VP Bear Fund                                      1.50%                    3,186        7.53             23,988
ProFunds - VP Bear Fund                                      1.65%                1,886,515        8.44         15,924,596
ProFunds - VP Bear Fund                                      1.75%                    2,165        7.51             16,252
ProFunds - VP Bear Fund                                      1.90%                  716,467        7.49          5,369,155
ProFunds - VP Bear Fund                                      2.15%                   36,686        7.47            274,139
ProFunds - VP Bear Fund                                      2.25%                    7,927        9.29             73,664
ProFunds - VP Bear Fund                                      2.40%                   13,622        7.45            101,502
ProFunds - VP Bear Fund                                      2.50%                    7,293        9.29             67,733
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                          5,782,535                     53,661,698

ProFunds - VP Biotechnology Fund                             0.65%                   49,177        7.27            357,327
ProFunds - VP Biotechnology Fund                             1.00%                   26,692        7.19            191,942
ProFunds - VP Biotechnology Fund                             1.25%                   20,329        7.14            145,101
ProFunds - VP Biotechnology Fund                             1.40%                1,623,411        7.11         11,535,626
ProFunds - VP Biotechnology Fund                             1.65%                  208,971        9.75          2,037,409
ProFunds - VP Biotechnology Fund                             1.90%                      847       13.53             11,455
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                          1,929,427                     14,278,862

ProFunds - VP Bull Fund                                      0.65%                  404,601       10.01          4,049,435
ProFunds - VP Bull Fund                                      0.90%                    6,640       12.15             80,666
ProFunds - VP Bull Fund                                      1.00%                  875,798        9.95          8,713,904
ProFunds - VP Bull Fund                                      1.25%                  394,427        9.91          3,907,909
ProFunds - VP Bull Fund                                      1.40%                7,676,322        9.88         75,862,424
ProFunds - VP Bull Fund                                      1.50%                   18,458       12.07            222,702
ProFunds - VP Bull Fund                                      1.65%                3,563,562        9.84         35,068,724
ProFunds - VP Bull Fund                                      1.75%                    2,154       12.03             25,916
ProFunds - VP Bull Fund                                      1.90%                  708,248       12.01          8,506,619
ProFunds - VP Bull Fund                                      2.00%                    1,179       12.00             14,143
ProFunds - VP Bull Fund                                      2.15%                   58,349       11.98            698,826
ProFunds - VP Bull Fund                                      2.25%                      427       10.58              4,520
ProFunds - VP Bull Fund                                      2.40%                   10,714       11.94            127,947
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                         13,720,881                    137,283,735

ProFunds - VP Consumer Cyclical Fund                         0.65%                   24,982        9.19            229,574
ProFunds - VP Consumer Cyclical Fund                         0.90%                    4,440       11.79             52,354
ProFunds - VP Consumer Cyclical Fund                         1.00%                    9,359        9.14             85,501
ProFunds - VP Consumer Cyclical Fund                         1.25%                   13,935        9.10            126,762
ProFunds - VP Consumer Cyclical Fund                         1.40%                  171,567        9.07          1,556,785
ProFunds - VP Consumer Cyclical Fund                         1.50%                    2,321       11.71             27,177
ProFunds - VP Consumer Cyclical Fund                         1.65%                  136,269        9.04          1,231,264
ProFunds - VP Consumer Cyclical Fund                         1.90%                   30,700       11.66            357,895
ProFunds - VP Consumer Cyclical Fund                         2.15%                    5,655       11.62             65,734
ProFunds - VP Consumer Cyclical Fund                         2.40%                    3,817       11.59             44,241
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                            403,045                      3,777,286

ProFunds - VP Consumer Non-Cyclical Fund                     0.65%                   11,486        9.81            112,653
ProFunds - VP Consumer Non-Cyclical Fund                     0.90%                      110       11.64              1,276
ProFunds - VP Consumer Non-Cyclical Fund                     1.00%                   13,561        9.75            132,226
ProFunds - VP Consumer Non-Cyclical Fund                     1.25%                    3,821        9.71             37,103
ProFunds - VP Consumer Non-Cyclical Fund                     1.40%                  135,369        9.68          1,310,998
ProFunds - VP Consumer Non-Cyclical Fund                     1.50%                    1,762       11.56             20,375
ProFunds - VP Consumer Non-Cyclical Fund                     1.65%                   58,425        9.64            563,438
ProFunds - VP Consumer Non-Cyclical Fund                     1.75%                    1,780       11.53             20,515
ProFunds - VP Consumer Non-Cyclical Fund                     1.90%                   12,720       11.51            146,376
ProFunds - VP Consumer Non-Cyclical Fund                     2.00%                      954       11.49             10,971
ProFunds - VP Consumer Non-Cyclical Fund                     2.25%                    4,737       10.67             50,560
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                            244,725                      2,406,488

ProFunds - VP Energy Fund                                    0.65%                  336,748        9.26          3,119,628
ProFunds - VP Energy Fund                                    0.90%                    3,159       12.27             38,767
ProFunds - VP Energy Fund                                    1.00%                  209,311        9.17          1,919,043
ProFunds - VP Energy Fund                                    1.25%                   50,155        9.10            456,433
ProFunds - VP Energy Fund                                    1.40%                2,665,622        9.06         24,150,257
ProFunds - VP Energy Fund                                    1.50%                    2,523       12.19             30,753
ProFunds - VP Energy Fund                                    1.65%                1,225,844       10.48         12,846,524
ProFunds - VP Energy Fund                                    1.75%                      239       12.16              2,907
ProFunds - VP Energy Fund                                    1.90%                  114,553       12.14          1,390,142
ProFunds - VP Energy Fund                                    2.00%                    4,007       12.12             48,575
ProFunds - VP Energy Fund                                    2.15%                   25,623       12.10            310,062
ProFunds - VP Energy Fund                                    2.40%                    2,434       12.07             29,367
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                          4,640,216                     44,342,460

ProFunds - VP Europe 30 Fund                                 0.65%                  413,959        8.14          3,369,382
ProFunds - VP Europe 30 Fund                                 0.90%                    4,594       13.35             61,318
ProFunds - VP Europe 30 Fund                                 1.00%                  102,573        8.02            822,573
ProFunds - VP Europe 30 Fund                                 1.25%                   75,543        7.00            528,660
ProFunds - VP Europe 30 Fund                                 1.40%                9,921,296        7.88         78,219,357
ProFunds - VP Europe 30 Fund                                 1.50%                    2,495       13.26             33,076
ProFunds - VP Europe 30 Fund                                 1.65%                2,116,400       10.83         22,911,011
ProFunds - VP Europe 30 Fund                                 1.90%                  158,208       13.20          2,087,973
ProFunds - VP Europe 30 Fund                                 2.00%                   13,365       13.18            176,182
ProFunds - VP Europe 30 Fund                                 2.15%                   40,636       13.16            534,776
ProFunds - VP Europe 30 Fund                                 2.25%                    3,060       11.09             33,935
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                         12,852,129                    108,778,242

ProFunds - VP Financial Fund                                 0.65%                   28,956       10.06            291,283
ProFunds - VP Financial Fund                                 0.90%                       84       12.59              1,061
ProFunds - VP Financial Fund                                 1.00%                   24,316        9.96            242,078
ProFunds - VP Financial Fund                                 1.25%                   32,283        9.88            319,017
ProFunds - VP Financial Fund                                 1.40%                1,055,518        9.84         10,383,945
ProFunds - VP Financial Fund                                 1.50%                    3,980       12.51             49,789
ProFunds - VP Financial Fund                                 1.65%                  398,159       11.23          4,471,266
ProFunds - VP Financial Fund                                 1.75%                      388       12.47              4,838
ProFunds - VP Financial Fund                                 1.90%                  134,420       12.45          1,673,909
ProFunds - VP Financial Fund                                 2.00%                    1,060       12.44             13,182
ProFunds - VP Financial Fund                                 2.15%                   27,402       12.42            340,256
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                          1,706,565                     17,790,626

ProFunds - VP Healthcare Fund                                0.65%                   57,417        8.44            484,587
ProFunds - VP Healthcare Fund                                0.90%                       89       11.18                995
ProFunds - VP Healthcare Fund                                1.00%                   26,046        8.35            217,552
ProFunds - VP Healthcare Fund                                1.25%                   23,591        8.29            195,592
ProFunds - VP Healthcare Fund                                1.40%                1,510,258        8.25         12,465,347
ProFunds - VP Healthcare Fund                                1.50%                   11,578       11.10            128,531
ProFunds - VP Healthcare Fund                                1.65%                  707,449        9.17          6,486,810
ProFunds - VP Healthcare Fund                                1.75%                      402       11.07              4,451
ProFunds - VP Healthcare Fund                                1.90%                  244,228       11.05          2,698,956
ProFunds - VP Healthcare Fund                                2.00%                    1,969       11.04             21,733
ProFunds - VP Healthcare Fund                                2.15%                   56,392       11.02            621,410
ProFunds - VP Healthcare Fund                                2.40%                    2,123       10.99             23,330
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                          2,641,542                     23,349,294

ProFunds - VP Industrial Fund                                0.65%                   41,864       10.18            426,255
ProFunds - VP Industrial Fund                                0.90%                    2,980       13.00             38,733
ProFunds - VP Industrial Fund                                1.00%                   66,394       10.12            672,049
ProFunds - VP Industrial Fund                                1.25%                   11,186       10.08            112,749
ProFunds - VP Industrial Fund                                1.40%                  690,803       10.05          6,945,269
ProFunds - VP Industrial Fund                                1.50%                    3,639       12.91             46,974
ProFunds - VP Industrial Fund                                1.65%                  318,339       10.01          3,187,023
ProFunds - VP Industrial Fund                                1.90%                   20,601       12.85            264,747
ProFunds - VP Industrial Fund                                2.15%                    4,507       12.81             57,759
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                          1,160,314                     11,751,557

ProFunds - VP Internet Fund                                  0.65%                   54,786       15.25            835,633
ProFunds - VP Internet Fund                                  1.00%                    7,564       15.16            114,700
ProFunds - VP Internet Fund                                  1.25%                    8,287       15.10            125,133
ProFunds - VP Internet Fund                                  1.40%                  707,697       15.06         10,658,710
ProFunds - VP Internet Fund                                  1.65%                  206,876       15.00          3,102,635
ProFunds - VP Internet Fund                                  1.90%                    1,210       16.67             20,179
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                            986,421                     14,856,990

ProFunds - VP Japan Fund                                     0.65%                   64,887        9.18            595,628
ProFunds - VP Japan Fund                                     0.90%                    2,038       12.85             26,190
ProFunds - VP Japan Fund                                     1.00%                   42,857        9.13            391,096
ProFunds - VP Japan Fund                                     1.25%                   28,579        9.09            259,704
ProFunds - VP Japan Fund                                     1.40%                2,077,940        9.06         18,834,777
ProFunds - VP Japan Fund                                     1.50%                    7,868       12.76            100,404
ProFunds - VP Japan Fund                                     1.65%                  426,718        9.03          3,851,502
ProFunds - VP Japan Fund                                     1.90%                   76,553       12.70            972,527
ProFunds - VP Japan Fund                                     2.00%                    1,883       12.69             23,898
ProFunds - VP Japan Fund                                     2.15%                   10,769       12.67            136,424
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                          2,740,092                     25,192,150

ProFunds - VP Mid-Cap Growth Fund                            0.65%                  150,991        9.85          1,487,543
ProFunds - VP Mid-Cap Growth Fund                            0.90%                      724       12.46              9,017
ProFunds - VP Mid-Cap Growth Fund                            1.00%                   31,184        9.79            305,419
ProFunds - VP Mid-Cap Growth Fund                            1.25%                   24,107        9.75            235,108
ProFunds - VP Mid-Cap Growth Fund                            1.40%                3,105,446        9.73         30,209,887
ProFunds - VP Mid-Cap Growth Fund                            1.50%                   17,202       12.38            212,884
ProFunds - VP Mid-Cap Growth Fund                            1.65%                1,009,867        9.69          9,782,512
ProFunds - VP Mid-Cap Growth Fund                            1.90%                  295,528       12.32          3,640,624
ProFunds - VP Mid-Cap Growth Fund                            2.00%                    2,028       12.31             24,956
ProFunds - VP Mid-Cap Growth Fund                            2.15%                   47,141       12.28            579,083
ProFunds - VP Mid-Cap Growth Fund                            2.25%                    3,933       10.24             40,286
ProFunds - VP Mid-Cap Growth Fund                            2.40%                    1,274       12.25             15,602
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                          4,689,426                     46,542,921

ProFunds - VP Mid-Cap Value Fund                             0.65%                  192,966       10.41          2,008,027
ProFunds - VP Mid-Cap Value Fund                             1.00%                   97,167       10.35          1,005,198
ProFunds - VP Mid-Cap Value Fund                             1.25%                   59,964       10.30            617,721
ProFunds - VP Mid-Cap Value Fund                             1.40%                2,348,166       10.28         24,128,311
ProFunds - VP Mid-Cap Value Fund                             1.50%                   18,261       13.46            245,839
ProFunds - VP Mid-Cap Value Fund                             1.65%                1,455,513       10.23         14,892,801
ProFunds - VP Mid-Cap Value Fund                             1.90%                  462,172       13.40          6,193,924
ProFunds - VP Mid-Cap Value Fund                             2.00%                    4,164       13.39             55,740
ProFunds - VP Mid-Cap Value Fund                             2.15%                   99,189       13.36          1,325,524
ProFunds - VP Mid-Cap Value Fund                             2.25%                    3,516       10.77             37,853
ProFunds - VP Mid-Cap Value Fund                             2.40%                      916       13.33             12,204
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                          4,741,994                     50,523,142

ProFunds - VP OTC Fund                                       0.65%                  729,288        5.16          3,765,386
ProFunds - VP OTC Fund                                       0.90%                    2,703       13.63             36,832
ProFunds - VP OTC Fund                                       1.00%                  529,884        5.11          2,707,527
ProFunds - VP OTC Fund                                       1.25%                  257,947        5.07          1,308,248
ProFunds - VP OTC Fund                                       1.40%               18,325,679        5.05         92,527,066
ProFunds - VP OTC Fund                                       1.50%                   12,607       13.54            170,649
ProFunds - VP OTC Fund                                       1.65%                4,445,234        9.32         41,412,814
ProFunds - VP OTC Fund                                       1.75%                    4,836       13.50             65,274
ProFunds - VP OTC Fund                                       1.90%                  810,005       13.47         10,914,255
ProFunds - VP OTC Fund                                       2.00%                    5,378       13.46             72,378
ProFunds - VP OTC Fund                                       2.15%                   34,480       13.44            463,276
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                         25,158,040                    153,443,704

ProFunds - VP Pharmaceuticals Fund                           0.65%                   81,004        9.04            732,157
ProFunds - VP Pharmaceuticals Fund                           1.00%                   64,585        8.99            580,325
ProFunds - VP Pharmaceuticals Fund                           1.25%                   24,743        8.95            221,393
ProFunds - VP Pharmaceuticals Fund                           1.40%                  782,830        8.92          6,986,660
ProFunds - VP Pharmaceuticals Fund                           1.50%                    6,951       10.02             69,619
ProFunds - VP Pharmaceuticals Fund                           1.60%                      955       10.65             10,170
ProFunds - VP Pharmaceuticals Fund                           1.65%                  266,978        8.89          2,372,673
ProFunds - VP Pharmaceuticals Fund                           1.90%                   77,105        9.97            768,782
ProFunds - VP Pharmaceuticals Fund                           2.00%                    2,871        9.96             28,588
ProFunds - VP Pharmaceuticals Fund                           2.15%                    6,346        9.94             63,089
ProFunds - VP Pharmaceuticals Fund                           2.40%                    1,646        9.91             16,323
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                          1,316,013                     11,849,779

ProFunds - VP Precious Metals Fund                           0.65%                  315,457       13.52          4,263,570
ProFunds - VP Precious Metals Fund                           0.90%                    2,292       15.61             35,791
ProFunds - VP Precious Metals Fund                           1.00%                  135,133       13.44          1,815,680
ProFunds - VP Precious Metals Fund                           1.25%                   89,687       13.38          1,199,987
ProFunds - VP Precious Metals Fund                           1.40%                3,303,737       13.35         44,091,058
ProFunds - VP Precious Metals Fund                           1.50%                    6,099       15.51             94,583
ProFunds - VP Precious Metals Fund                           1.65%                1,329,806       13.29         17,672,428
ProFunds - VP Precious Metals Fund                           1.75%                      158       15.46              2,442
ProFunds - VP Precious Metals Fund                           1.90%                  390,896       15.44          6,034,316
ProFunds - VP Precious Metals Fund                           2.15%                   44,664       15.39            687,520
ProFunds - VP Precious Metals Fund                           2.40%                    1,458       15.35             22,380
ProFunds - VP Precious Metals Fund                           2.50%                   23,284       11.55            268,895
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                          5,642,672                     76,188,651

ProFunds - VP Real Estate Fund                               0.65%                  116,140       14.25          1,654,957
ProFunds - VP Real Estate Fund                               0.90%                      248       13.48              3,347
ProFunds - VP Real Estate Fund                               1.00%                   33,152       14.10            467,531
ProFunds - VP Real Estate Fund                               1.25%                   18,355       14.00            256,933
ProFunds - VP Real Estate Fund                               1.40%                1,753,690       13.94         24,439,035
ProFunds - VP Real Estate Fund                               1.50%                    5,332       13.39             71,397
ProFunds - VP Real Estate Fund                               1.65%                  462,906       12.91          5,976,513
ProFunds - VP Real Estate Fund                               1.75%                      850       13.35             11,347
ProFunds - VP Real Estate Fund                               1.90%                  136,941       13.33          1,825,315
ProFunds - VP Real Estate Fund                               2.00%                    3,835       13.31             51,065
ProFunds - VP Real Estate Fund                               2.15%                   32,970       13.29            438,208
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                          2,564,420                     35,195,649

ProFunds - VP Rising Rates Opportunity Fund                  0.65%                  217,316        7.69          1,670,965
ProFunds - VP Rising Rates Opportunity Fund                  0.90%                    6,919        9.22             63,814
ProFunds - VP Rising Rates Opportunity Fund                  1.00%                   47,076        7.64            359,843
ProFunds - VP Rising Rates Opportunity Fund                  1.25%                   78,428        7.61            596,972
ProFunds - VP Rising Rates Opportunity Fund                  1.40%                2,570,189        7.59         19,513,974
ProFunds - VP Rising Rates Opportunity Fund                  1.50%                   31,892        9.16            292,149
ProFunds - VP Rising Rates Opportunity Fund                  1.65%                1,817,924        7.56         13,744,112
ProFunds - VP Rising Rates Opportunity Fund                  1.75%                    1,988        9.13             18,157
ProFunds - VP Rising Rates Opportunity Fund                  1.90%                  445,486        9.12          4,062,423
ProFunds - VP Rising Rates Opportunity Fund                  2.00%                    4,991        9.11             45,462
ProFunds - VP Rising Rates Opportunity Fund                  2.15%                   82,598        9.09            751,071
ProFunds - VP Rising Rates Opportunity Fund                  2.40%                   10,876        9.07             98,612
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                          5,315,681                     41,217,552

ProFunds - VP Semiconductor Fund                             0.65%                   51,652        9.67            499,684
ProFunds - VP Semiconductor Fund                             1.00%                   16,928        9.62            162,801
ProFunds - VP Semiconductor Fund                             1.25%                   17,621        9.58            168,745
ProFunds - VP Semiconductor Fund                             1.40%                1,401,488        9.55         13,387,328
ProFunds - VP Semiconductor Fund                             1.65%                  423,958        9.51          4,032,600
ProFunds - VP Semiconductor Fund                             1.90%                    3,475       15.93             55,344
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                          1,915,121                     18,306,502

ProFunds - VP Short OTC Fund                                 0.65%                  164,801        6.90          1,136,835
ProFunds - VP Short OTC Fund                                 0.90%                    3,522        6.49             22,857
ProFunds - VP Short OTC Fund                                 1.00%                   48,889        6.86            335,269
ProFunds - VP Short OTC Fund                                 1.25%                   40,617        6.83            277,365
ProFunds - VP Short OTC Fund                                 1.40%                2,407,843        6.81         16,401,130
ProFunds - VP Short OTC Fund                                 1.50%                   10,811        6.45             69,692
ProFunds - VP Short OTC Fund                                 1.65%                1,535,439        6.78         10,414,517
ProFunds - VP Short OTC Fund                                 1.90%                  196,526        6.42          1,261,127
ProFunds - VP Short OTC Fund                                 2.15%                   20,167        6.40            129,043
ProFunds - VP Short OTC Fund                                 2.25%                    7,708        9.49             73,144
ProFunds - VP Short OTC Fund                                 2.40%                   16,907        6.38            107,876
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                          4,453,229                     30,228,856

ProFunds - VP Small-Cap Growth Fund                          0.65%                  184,649       10.34          1,908,692
ProFunds - VP Small-Cap Growth Fund                          0.90%                    3,412       13.20             45,040
ProFunds - VP Small-Cap Growth Fund                          1.00%                  162,123       10.28          1,666,001
ProFunds - VP Small-Cap Growth Fund                          1.15%                    3,708       13.16             48,810
ProFunds - VP Small-Cap Growth Fund                          1.25%                   65,882       10.23            674,160
ProFunds - VP Small-Cap Growth Fund                          1.40%                8,727,145       10.21         89,077,430
ProFunds - VP Small-Cap Growth Fund                          1.50%                   24,983       13.11            327,566
ProFunds - VP Small-Cap Growth Fund                          1.65%                3,868,951       10.16         39,323,264
ProFunds - VP Small-Cap Growth Fund                          1.75%                    4,774       13.07             62,410
ProFunds - VP Small-Cap Growth Fund                          1.90%                1,289,398       13.05         16,829,234
ProFunds - VP Small-Cap Growth Fund                          2.00%                   21,997       13.04            286,775
ProFunds - VP Small-Cap Growth Fund                          2.15%                  210,595       13.01          2,740,863
ProFunds - VP Small-Cap Growth Fund                          2.25%                    2,529       10.44             26,403
ProFunds - VP Small-Cap Growth Fund                          2.40%                   30,164       12.98            391,460
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                         14,600,310                    153,408,108

ProFunds - VP Small-Cap Value Fund                           0.65%                  346,508        9.55          3,309,868
ProFunds - VP Small-Cap Value Fund                           0.90%                    4,650       13.56             63,054
ProFunds - VP Small-Cap Value Fund                           1.00%                  170,053        9.50          1,614,812
ProFunds - VP Small-Cap Value Fund                           1.25%                  105,751        9.46            999,984
ProFunds - VP Small-Cap Value Fund                           1.40%                7,690,089        9.43         72,532,820
ProFunds - VP Small-Cap Value Fund                           1.50%                   27,349       13.47            368,335
ProFunds - VP Small-Cap Value Fund                           1.65%                5,144,632        9.39         48,318,974
ProFunds - VP Small-Cap Value Fund                           1.75%                    4,300       13.43             57,748
ProFunds - VP Small-Cap Value Fund                           1.90%                1,218,990       13.41         16,342,877
ProFunds - VP Small-Cap Value Fund                           2.00%                   24,769       13.39            331,692
ProFunds - VP Small-Cap Value Fund                           2.15%                  207,523       13.37          2,774,319
ProFunds - VP Small-Cap Value Fund                           2.25%                    4,223       10.67             45,060
ProFunds - VP Small-Cap Value Fund                           2.40%                   28,687       13.33            382,415
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                         14,977,525                    147,141,957

ProFunds - VP Technology Fund                                0.65%                   83,329        5.09            423,971
ProFunds - VP Technology Fund                                1.00%                   31,769        5.04            159,967
ProFunds - VP Technology Fund                                1.25%                   74,180        5.00            370,744
ProFunds - VP Technology Fund                                1.40%                3,100,820        4.98         15,428,228
ProFunds - VP Technology Fund                                1.65%                  497,972        8.66          4,314,135
ProFunds - VP Technology Fund                                1.90%                    6,845       13.30             91,049
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                          3,794,916                     20,788,095

ProFunds - VP Telecommunications Fund                        0.65%                   56,454        4.49            253,644
ProFunds - VP Telecommunications Fund                        0.90%                      128       10.20              1,300
ProFunds - VP Telecommunications Fund                        1.00%                   25,158        4.45            111,864
ProFunds - VP Telecommunications Fund                        1.25%                   30,179        4.41            133,196
ProFunds - VP Telecommunications Fund                        1.40%                  787,450        4.39          3,459,880
ProFunds - VP Telecommunications Fund                        1.50%                    4,026       10.13             40,775
ProFunds - VP Telecommunications Fund                        1.65%                  398,350        7.21          2,870,907
ProFunds - VP Telecommunications Fund                        1.75%                      334       10.10              3,374
ProFunds - VP Telecommunications Fund                        1.90%                   47,283       10.08            476,679
ProFunds - VP Telecommunications Fund                        2.15%                   13,783       10.05            138,560
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                          1,363,145                      7,490,179

ProFunds - VP U.S. Government Plus Fund                      0.65%                  186,404       11.27          2,100,052
ProFunds - VP U.S. Government Plus Fund                      1.00%                   23,280       11.20            260,739
ProFunds - VP U.S. Government Plus Fund                      1.25%                   20,058       11.15            223,708
ProFunds - VP U.S. Government Plus Fund                      1.40%                2,033,836       11.12         22,625,714
ProFunds - VP U.S. Government Plus Fund                      1.50%                    6,691        9.79             65,504
ProFunds - VP U.S. Government Plus Fund                      1.65%                  731,470       11.08          8,103,003
ProFunds - VP U.S. Government Plus Fund                      1.75%                      818        9.76              7,982
ProFunds - VP U.S. Government Plus Fund                      1.90%                  291,892        9.75          2,844,613
ProFunds - VP U.S. Government Plus Fund                      2.00%                   14,956        9.73            145,582
ProFunds - VP U.S. Government Plus Fund                      2.15%                   32,854        9.72            319,266
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                          3,342,258                     36,696,161

ProFund VP UltraBull                                         0.65%                  327,838        7.26          2,378,778
ProFund VP UltraBull                                         1.00%                  150,978        7.18          1,084,233
ProFund VP UltraBull                                         1.25%                   56,257        7.13            400,988
ProFund VP UltraBull                                         1.40%                5,798,604        7.10         41,146,035
ProFund VP UltraBull                                         1.65%                1,431,345       10.20         14,604,056
ProFund VP UltraBull                                         1.90%                    1,432       14.42             20,659
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                          7,766,455                     59,634,749

ProFunds - VP Ultra Mid-Cap Fund                             0.65%                   91,098        9.71            884,893
ProFunds - VP Ultra Mid-Cap Fund                             0.90%                      180       16.65              3,004
ProFunds - VP Ultra Mid-Cap Fund                             1.00%                   23,808        9.66            229,905
ProFunds - VP Ultra Mid-Cap Fund                             1.25%                   34,556        9.62            332,292
ProFunds - VP Ultra Mid-Cap Fund                             1.40%                2,335,072        9.59         22,396,916
ProFunds - VP Ultra Mid-Cap Fund                             1.50%                    5,328       16.53             88,094
ProFunds - VP Ultra Mid-Cap Fund                             1.65%                1,112,311        9.55         10,623,671
ProFunds - VP Ultra Mid-Cap Fund                             1.75%                    1,873       16.49             30,883
ProFunds - VP Ultra Mid-Cap Fund                             1.90%                  136,523       16.46          2,247,003
ProFunds - VP Ultra Mid-Cap Fund                             2.00%                    3,746       16.44             61,581
ProFunds - VP Ultra Mid-Cap Fund                             2.15%                   88,028       16.41          1,444,705
ProFunds - VP Ultra Mid-Cap Fund                             2.40%                      557       16.37              9,119
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                          3,833,081                     38,352,066

ProFunds - VP Ultra OTC Fund                                 0.65%                1,640,765        1.21          1,978,341
ProFunds - VP Ultra OTC Fund                                 1.00%                  947,879        1.19          1,125,984
ProFunds - VP Ultra OTC Fund                                 1.25%                  890,270        0.77            685,702
ProFunds - VP Ultra OTC Fund                                 1.40%               70,502,464        1.17         82,326,434
ProFunds - VP Ultra OTC Fund                                 1.65%                3,410,589        7.03         23,971,570
ProFunds - VP Ultra OTC Fund                                 1.90%                    5,905       17.30            102,153
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                         77,397,873                    110,190,184

ProFunds - VP Ultra Small-Cap Fund                           0.65%                  258,143        9.61          2,480,945
ProFunds - VP Ultra Small-Cap Fund                           1.00%                   62,351        9.47            590,400
ProFunds - VP Ultra Small-Cap Fund                           1.25%                   60,051        9.49            569,865
ProFunds - VP Ultra Small-Cap Fund                           1.40%                6,332,095        9.31         58,944,611
ProFunds - VP Ultra Small-Cap Fund                           1.65%                1,702,558       12.04         20,495,253
ProFunds - VP Ultra Small-Cap Fund                           1.90%                   13,082       19.43            254,182
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                          8,428,281                     83,335,256

ProFunds - VP Utilities Fund                                 0.65%                   88,248        7.45            657,726
ProFunds - VP Utilities Fund                                 0.90%                       92       12.78              1,170
ProFunds - VP Utilities Fund                                 1.00%                  100,385        7.38            740,460
ProFunds - VP Utilities Fund                                 1.25%                   18,902        7.32            138,394
ProFunds - VP Utilities Fund                                 1.40%                1,889,169        7.29         13,769,939
ProFunds - VP Utilities Fund                                 1.50%                    7,430       12.69             94,288
ProFunds - VP Utilities Fund                                 1.65%                  618,427        9.34          5,779,059
ProFunds - VP Utilities Fund                                 1.75%                    2,920       12.65             36,951
ProFunds - VP Utilities Fund                                 1.90%                   93,690       12.63          1,183,582
ProFunds - VP Utilities Fund                                 2.00%                    8,137       12.62            102,672
ProFunds - VP Utilities Fund                                 2.15%                   10,588       12.60            133,374
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                          2,837,987                     22,637,616

Prudential - SP Jennison International Growth Portfolio      0.65%                   52,749        7.87            415,239
Prudential - SP Jennison International Growth Portfolio      1.00%                  105,148        7.80            819,966
Prudential - SP Jennison International Growth Portfolio      1.25%                   18,435        7.75            142,790
Prudential - SP Jennison International Growth Portfolio      1.40%                1,852,899        7.71         14,293,914
Prudential - SP Jennison International Growth Portfolio      1.50%                    7,263       13.15             95,500
Prudential - SP Jennison International Growth Portfolio      1.65%                  516,764       10.97          5,667,672
Prudential - SP Jennison International Growth Portfolio      1.75%                        7       13.11                 95
Prudential - SP Jennison International Growth Portfolio      1.85%                      636       10.69              6,796
Prudential - SP Jennison International Growth Portfolio      1.90%                  115,375       13.09          1,510,059
Prudential - SP Jennison International Growth Portfolio      2.00%                    6,338       13.07             82,861
Prudential - SP Jennison International Growth Portfolio      2.15%                    5,912       13.05             77,152
Prudential - SP Jennison International Growth Portfolio      2.25%                   23,909        7.54            180,228
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                          2,705,434                     23,292,272

Rydex - Nova Fund                                            0.65%                   50,893        5.77            293,855
Rydex - Nova Fund                                            1.00%                   96,668        5.68            549,028
Rydex - Nova Fund                                            1.40%                1,903,565        5.57         10,608,915
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                          2,051,127                     11,451,799

Rydex - OTC Fund                                             0.65%                   92,804        5.95            552,540
Rydex - OTC Fund                                             1.00%                  215,109        5.86          1,259,798
Rydex - OTC Fund                                             1.25%                    4,672        3.89             18,170
Rydex - OTC Fund                                             1.40%                8,415,339        5.75         48,358,225
Rydex - OTC Fund                                             1.65%                    8,841       13.39            118,344
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                          8,736,764                     50,307,077

Rydex - Ursa Fund                                            1.00%                    4,023       11.08             44,595
Rydex - Ursa Fund                                            1.40%                  182,396       10.88          1,983,809
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                            186,419                      2,028,404

WFVT - Asset Allocation Fund                                 1.40%                7,182,341       20.98        150,698,424
WFVT - Asset Allocation Fund                                 1.65%                   62,075       11.79            731,630
WFVT - Asset Allocation Fund                                 1.90%                      701       11.75              8,241
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                          7,245,117                    151,438,296

WFVT - Equity Income Fund                                    0.65%                   16,761       16.10            269,836
WFVT - Equity Income Fund                                    0.90%                      163       12.40              2,021
WFVT - Equity Income Fund                                    1.00%                   14,745       15.92            234,717
WFVT - Equity Income Fund                                    1.25%                   10,586       15.79            167,169
WFVT - Equity Income Fund                                    1.40%                1,662,799        9.28         15,434,080
WFVT - Equity Income Fund                                    1.50%                   17,889       12.32            220,340
WFVT - Equity Income Fund                                    1.65%                  314,757       10.23          3,221,511
WFVT - Equity Income Fund                                    1.75%                    1,089       12.28             13,381
WFVT - Equity Income Fund                                    1.90%                  251,071       12.26          3,078,474
WFVT - Equity Income Fund                                    2.00%                    5,900       12.25             72,257
WFVT - Equity Income Fund                                    2.15%                   15,983       12.23            195,409
WFVT - Equity Income Fund                                    2.25%                   15,958       15.29            243,938
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                          2,327,701                     23,153,132

WFVT - Equity Value Fund                                     0.65%                   44,932        8.54            383,610
WFVT - Equity Value Fund                                     1.00%                  104,929        8.37            878,082
WFVT - Equity Value Fund                                     1.25%                    1,838        9.10             16,721
WFVT - Equity Value Fund                                     1.40%                2,459,198        8.18         20,112,246
WFVT - Equity Value Fund                                     1.65%                   30,911       12.32            380,770
WFVT - Equity Value Fund                                     2.25%                    2,290        8.77             20,087
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                          2,644,097                     21,791,517

WFVT - Growth Fund                                           1.40%                2,364,830       16.78         39,674,520
WFVT - Growth Fund                                           1.65%                    8,938       11.65            104,139
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                          2,373,768                     39,778,658

WFVT - International Equity Fund                             1.40%                  279,250        7.26          2,026,682
WFVT - International Equity Fund                             1.65%                   30,093       12.71            382,353
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                            309,343                      2,409,034

WFVT - Large Company Growth Fund                             1.40%                1,782,698        8.10         14,436,911
WFVT - Large Company Growth Fund                             1.65%                   94,737       11.63          1,101,560
WFVT - Large Company Growth Fund                             1.90%                    1,333       11.59             15,456
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                          1,878,768                     15,553,927

WFVT - Money Market Fund                                     1.40%                3,675,623       12.70         46,686,695
WFVT - Money Market Fund                                     1.65%                    2,759        9.88             27,250
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                          3,678,382                     46,713,945

WFVT - Small-Cap Growth Fund                                 1.40%                  707,027        8.02          5,668,505
WFVT - Small-Cap Growth Fund                                 1.65%                   27,988       13.63            381,414
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                            735,016                      6,049,919

WFVT Total Return Bond Fund                                  1.40%                1,997,666       13.00         25,963,020
WFVT Total Return Bond Fund                                  1.65%                   29,473       10.89            320,950
WFVT Total Return Bond Fund                                  1.90%                       89       10.86                971
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                          2,027,228                     26,284,941

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS
FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

9.   CHANGES IN THE UNITS OUTSTANDING

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                          AST - Alger All-Cap                AST - Alliance/Bernstein          AST - Alliance                       AST - Alliance                             AST - American Century               AST - American Century                AST - American Century
                                                        Growth                                    Growth + Value                   Growth                                   Growth & Income                      Income and Growth                  International Growth I                  Strategic Balanced
                                                   -----------------------------------   ----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------
                                                   -----------------------------------   ----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------
                                                      Year Ended       Year Ended           Year Ended       Year Ended          Year Ended       Year Ended          Year Ended        Year Ended          Year Ended       Year Ended          Year Ended        Year Ended          Year Ended       Year Ended
                                                    Dec. 31, 2003     Dec. 31, 2002       Dec. 31, 2003    Dec. 31, 2002       Dec. 31, 2003     Dec. 31, 2002       Dec. 31, 2003    Dec. 31, 2002       Dec. 31, 2003     Dec. 31, 2002       Dec. 31, 2003    Dec. 31, 2002       Dec. 31, 2003     Dec. 31, 2002
                                                   -----------------------------------   ----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------
                                                   -----------------------------------   ----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------
 Units Outstanding Beginning of the Period               90,192,770       125,442,916           4,327,328        3,351,836          24,257,897        29,478,257          59,063,804       63,123,316          25,314,302        27,386,278          36,674,213       37,487,425          14,602,198        14,369,895
 Units Purchased                                          3,335,776         1,691,286           1,556,220          597,741           2,068,782         1,311,031          19,474,991        3,287,472           2,395,661         1,050,429           2,650,695        2,055,849           2,193,607           552,328
 Units Transferred Between Sub-accounts                    (261,210)      (26,742,462)          1,749,537         (236,370)         (3,144,505)       (5,927,674)         22,645,436      (10,422,596)           (896,023)       (2,307,245)         (4,248,211)      (3,872,926)          2,170,966          (361,022)
 Units Surrendered                                      (11,945,500)      (14,919,057)           (949,580)        (585,107)         (3,324,265)       (3,451,230)        (10,979,120)      (8,830,763)         (3,153,148)       (3,447,815)         (4,792,249)      (4,824,655)         (2,088,686)       (1,746,163)
 Units Transferred Due to Consolidation                                     4,720,087                            1,199,229                             2,847,513                           11,906,375                             2,632,655                            5,828,518                             1,787,160
                                                   -----------------------------------   ----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------
                                                   -----------------------------------   ----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------
 Units Outstanding End of the Period                     81,321,836        90,192,770           6,683,505        4,327,328          19,857,909        24,257,897          90,205,111       59,063,804          23,660,792        25,314,302          30,284,448       36,674,213          16,878,085        14,602,198
                                                   ===================================   ==================================   ===================================  ===================================   ===================================  ===================================   ===================================
                                                   ===================================   ==================================   ===================================  ===================================   ===================================  ===================================   ===================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
 * Date Operations Commenced.
** Date Fund Merged Operations.
^ Date Fund Commenced Due to Consolidation.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS
FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

9.   CHANGES IN THE UNITS OUTSTANDING

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                          AST - Cohen & Steers              AST - DeAm                           AST - DeAm                            AST - DeAm                               AST - DeAm Large-Cap                 AST - DeAm Large-Cap                  AST - DeAm Small-Cap
                                                     Real Estate                               Bond                                   Global Allocation                   International Equity                Growth                                Value                                Growth
                                                   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------
                                                   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------
                                                      Year Ended       Year Ended           Year Ended      *May 1 thru          Year Ended       Year Ended           Year Ended       Year Ended          Year Ended       *May 1 thru          Year Ended       Year Ended          Year Ended       Year Ended
                                                    Dec. 31, 2003     Dec. 31, 2002       Dec. 31, 2003    Dec. 31, 2002       Dec. 31, 2003     Dec. 31, 2002       Dec. 31, 2003    Dec. 31, 2002       Dec. 31, 2003     Dec. 31, 2002       Dec. 31, 2003    Dec. 31, 2002       Dec. 31, 2003     Dec. 31, 2002
                                                   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------
                                                   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------
 Units Outstanding Beginning of the Period               16,394,387        12,268,426           2,101,991                -          19,851,420        26,641,422          11,076,317       13,627,264           1,240,744                 -           5,640,550        4,575,558          46,270,883        60,703,791
 Units Purchased                                          2,726,933           900,646             961,949          230,604             788,312           545,958             857,890          430,972           1,008,514           126,429           1,252,111          636,879           1,809,546         1,034,403
 Units Transferred Between Sub-accounts                   3,495,264         2,748,641            (813,232)       1,473,393          (1,949,907)       (5,436,042)          1,562,816       (2,391,356)          1,354,131           966,533           1,079,955          292,111           1,399,390       (10,468,662)
 Units Surrendered                                       (2,749,362)       (1,783,747)           (393,998)         (88,631)         (2,848,807)       (3,529,203)         (1,431,577)      (1,435,264)           (360,272)          (71,863)           (956,541)        (777,354)         (6,401,638)       (7,267,609)
 Units Transferred Due to Consolidation                                     2,260,422                              486,624                             1,629,285                              844,701                               219,646                              913,356                             2,268,960
                                                   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------
                                                   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------
 Units Outstanding End of the Period                     19,867,222        16,394,387           1,856,710        2,101,991          15,841,018        19,851,420          12,065,446       11,076,317           3,243,117         1,240,744           7,016,075        5,640,550          43,078,181        46,270,883
                                                   ===================================   ==================================   ===================================   ==================================   ===================================   ==================================   ===================================
                                                   ===================================   ==================================   ===================================   ==================================   ===================================   ==================================   ===================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
 * Date Operations Commenced.
** Date Fund Merged Operations.
^ Date Fund Commenced Due to Consolidation.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS
FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

9.   CHANGES IN THE UNITS OUTSTANDING

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                          AST - DeAm Small-Cap                    AST - Federated                    AST - Federated High                 AST - Gabelli All-Cap               AST - Gabelli Small-Cap                 AST - Goldman Sachs                  AST - Goldman Sachs
                                                        Value                                    Aggressive Growth               Yield Bond                              Value                                Value                                   Concentrated Growth                     Mid-Cap Growth
                                                   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------
                                                   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------
                                                      Year Ended       *May 1 thru          Year Ended       Year Ended          Year Ended       Year Ended           Year Ended       Year Ended          Year Ended       Year Ended           Year Ended       Year Ended          Year Ended       Year Ended
                                                    Dec. 31, 2003     Dec. 31, 2002       Dec. 31, 2003    Dec. 31, 2002       Dec. 31, 2003     Dec. 31, 2002       Dec. 31, 2003    Dec. 31, 2002       Dec. 31, 2003     Dec. 31, 2002       Dec. 31, 2003    Dec. 31, 2002       Dec. 31, 2003     Dec. 31, 2002
                                                   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------
                                                   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------
 Units Outstanding Beginning of the Period                1,070,115                 -           7,054,451        6,499,066          47,108,149        39,130,467          14,512,425       14,934,570          40,876,983        35,483,530          60,039,938       84,116,221          18,856,270        17,045,776
 Units Purchased                                          1,139,331           101,217           5,770,275          570,705          10,611,161         2,065,442           2,172,624          982,082          11,157,879         2,581,866           2,193,774        1,319,237           6,649,251         1,828,684
 Units Transferred Between Sub-accounts                   2,291,309           665,658           7,239,886         (183,185)         12,210,245         3,197,142           2,738,631       (2,060,226)          4,182,079          (500,593)         (4,989,646)     (20,718,829)          8,348,105           955,556
 Units Surrendered                                         (365,094)          (63,125)         (2,367,899)        (762,257)         (8,651,288)       (5,135,595)         (2,394,390)      (1,738,390)         (6,651,648)       (4,206,621)         (7,375,954)      (9,067,476)         (3,389,027)       (2,297,162)
 Units Transferred Due to Consolidation                                       366,365                              930,121                             7,850,694                            2,394,390                             7,518,801                            4,390,785                             1,323,415
                                                   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------
                                                   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------
 Units Outstanding End of the Period                      4,135,661         1,070,115          17,696,713        7,054,451          61,278,267        47,108,149          17,029,290       14,512,425          49,565,293        40,876,983          49,868,112       60,039,938          30,464,599        18,856,270
                                                   ===================================   ==================================   ===================================   ==================================   ===================================   ==================================   ===================================
                                                   ===================================   ==================================   ===================================   ==================================   ===================================   ==================================   ===================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
 * Date Operations Commenced.
** Date Fund Merged Operations.
^ Date Fund Commenced Due to Consolidation.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS
FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

9.   CHANGES IN THE UNITS OUTSTANDING

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                          AST - Goldman Sachs             AST - Invesco                        AST - Kinetics                               AST - Lord Abbett              AST - Marsico                               AST - MFS Global                      AST - MFS Growth
                                                            Small-Cap Value                       Capital Income                  Internet                                   Bond Debenture                        Capital Growth                  Equity
                                                   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------
                                                   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------
                                                      Year Ended       Year Ended           Year Ended       Year Ended          Year Ended       Jan. 1 thru          Year Ended       Year Ended          Year Ended        Year Ended         Year Ended        Year Ended          Year Ended       Year Ended
                                                    Dec. 31, 2003     Dec. 31, 2002       Dec. 31, 2003    Dec. 31, 2002        Dec. 31, 2003    May 3, 2002**       Dec. 31, 2003    Dec. 31, 2002        Dec. 31, 2003    Dec. 31, 2002       Dec. 31, 2003    Dec. 31, 2002       Dec. 31, 2003     Dec. 31, 2002
                                                   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------
                                                   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------
 Units Outstanding Beginning of the Period               22,931,650        26,220,860          41,317,234       48,595,962                    -          389,350          16,189,211        5,506,982           96,160,163       85,895,802           7,511,785        5,806,567          90,640,344       117,716,242
 Units Purchased                                            761,539         1,226,525           2,026,825        1,174,607                    -           12,648           6,730,154        1,618,915           30,300,249        5,168,915           1,402,123          756,448           6,703,166         2,867,287
 Units Transferred Between Sub-accounts                  (2,958,317)       (3,784,317)         (3,256,825)      (6,438,998)                   -         (390,629)          9,396,277        5,479,174           15,152,584        2,061,974           2,384,124          409,846          (2,717,213)      (19,830,845)
 Units Surrendered                                       (2,734,407)       (3,696,376)         (5,455,550)      (5,770,255)                   -          (11,369)         (3,151,188)        (994,802)         (17,235,027)     (10,471,108)         (1,294,875)        (974,567)        (12,575,318)      (14,919,298)
 Units Transferred Due to Consolidation                                     2,964,958                            3,755,919                    -                0                            4,578,943                            13,504,579                            1,513,490                             4,806,959
                                                   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------
                                                   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------
 Units Outstanding End of the Period                     18,000,465        22,931,650          34,631,684       41,317,234                    -                0          29,164,454       16,189,211          124,377,969       96,160,163          10,003,157        7,511,785          82,050,979        90,640,344
                                                   ===================================   ==================================   ===================================   ==================================   ===================================  ===================================   ===================================
                                                   ===================================   ==================================   ===================================   ==================================   ===================================  ===================================   ===================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
 * Date Operations Commenced.
** Date Fund Merged Operations.
^ Date Fund Commenced Due to Consolidation.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS
FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

9.   CHANGES IN THE UNITS OUTSTANDING

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                            AST - MFS Growth                    AST - Money Market                 AST - Neuberger & Berman             AST - Neuberger & Berman                AST - PBHG Small-Cap                 AST - PIMCO Limited                    AST - PIMCO Total
                                                     with Income                                                                        Mid-Cap Growth                       Mid-Cap Value                    Growth                            Maturity Bond                         Return Bond
                                                   -----------------------------------  -----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------
                                                   -----------------------------------  -----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------
                                                      Year Ended       Year Ended          Year Ended        Year Ended          Year Ended       Year Ended          Year Ended        Year Ended          Year Ended       Year Ended          Year Ended        Year Ended          Year Ended       Year Ended
                                                    Dec. 31, 2003     Dec. 31, 2002       Dec. 31, 2003    Dec. 31, 2002       Dec. 31, 2003     Dec. 31, 2002       Dec. 31, 2003    Dec. 31, 2002       Dec. 31, 2003     Dec. 31, 2002       Dec. 31, 2003    Dec. 31, 2002       Dec. 31, 2003     Dec. 31, 2002
                                                   -----------------------------------  -----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------
                                                   -----------------------------------  -----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------
 Units Outstanding Beginning of the Period               12,733,020        11,896,688         214,020,495      184,612,059          22,949,001        25,717,164          45,014,353       47,298,313          20,229,481        23,048,821          76,971,617       42,410,807         141,069,615        99,028,465
 Units Purchased                                          1,804,186         1,071,403         136,328,764       46,951,396           3,271,580         1,285,248           8,847,039        2,158,587           2,429,464         1,096,820          17,039,969        4,380,332          34,994,515         8,419,937
 Units Transferred Between Sub-accounts                     168,848          (634,609)       (110,791,755)      34,157,882             694,166        (4,380,523)          2,942,843       (5,468,234)            338,847        (5,380,891)         (2,098,762)      23,455,465         (11,712,286)       25,015,806
 Units Surrendered                                       (1,806,771)       (1,341,224)        (96,891,235)     (94,686,892)         (3,528,181)       (2,930,874)         (7,144,667)      (6,139,025)         (3,216,222)       (2,685,057)        (16,947,125)      (8,317,134)        (25,978,902)      (16,264,476)
 Units Transferred Due to Consolidation                                     1,740,762                           42,986,050                             3,257,984                            7,164,711                             4,149,788                           15,042,147                            24,869,882
                                                   -----------------------------------  -----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------
                                                   -----------------------------------  -----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------
 Units Outstanding End of the Period                     12,899,283        12,733,020         142,666,269      214,020,495          23,386,566        22,949,001          49,659,568       45,014,353          19,781,570        20,229,481          74,965,699       76,971,617         138,372,942       141,069,615
                                                   ===================================  ===================================   ===================================  ===================================   ===================================  ===================================   ===================================
                                                   ===================================  ===================================   ===================================  ===================================   ===================================  ===================================   ===================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
 * Date Operations Commenced.
** Date Fund Merged Operations.
^ Date Fund Commenced Due to Consolidation.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS
FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

9.   CHANGES IN THE UNITS OUTSTANDING

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                        AST - Sanford Bernstein               AST - Sanford Bernstein                AST - Scudder Japan              AST - Strong                              AST - T. Rowe Price                  AST - T. Rowe Price                   AST - T. Rowe Price
                                                      Core Value                                 Managed Index 500                                                        International Equity                    Asset Allocation               Global Bond                                Natural Resources
                                                   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------
                                                   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------
                                                      Year Ended       Year Ended           Year Ended       Year Ended          Year Ended       Jan. 1 thru          Year Ended       Year Ended          Year Ended       Year Ended          Year Ended        Year Ended          Year Ended       Year Ended
                                                    Dec. 31, 2003     Dec. 31, 2002       Dec. 31, 2003    Dec. 31, 2002       Dec. 31, 2003     May 3, 2002**       Dec. 31, 2003    Dec. 31, 2002       Dec. 31, 2003     Dec. 31, 2002       Dec. 31, 2003    Dec. 31, 2002       Dec. 31, 2003     Dec. 31, 2002
                                                   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------
                                                   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------
 Units Outstanding Beginning of the Period               22,845,449         4,207,869          45,680,242       48,018,721                   -           596,230          18,007,797       17,388,860          16,819,288        17,579,107          17,341,771        9,668,062           6,946,347         6,565,088
 Units Purchased                                         11,998,520         2,065,180           5,277,450        2,219,994                   -            53,169           7,191,310          954,095           2,546,071           508,745           4,212,803          707,353             745,114           300,204
 Units Transferred Between Sub-accounts                 (13,107,146)       13,759,933             152,007       (3,435,890)                  -          (642,473)         (5,786,991)      (1,725,573)          2,828,308          (347,933)         (1,183,331)       6,539,938           1,480,876            84,190
 Units Surrendered                                       (4,721,465)       (1,239,212)         (6,207,352)      (6,249,799)                  -            (6,927)         (3,450,025)      (2,279,478)         (2,700,941)       (2,151,487)         (2,896,525)      (1,731,875)           (957,404)         (923,684)
 Units Transferred Due to Consolidation                                     4,051,678                            5,127,218                   -                 0                            3,669,893                             1,230,856                            2,158,293                               920,549
                                                   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------
                                                   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------
 Units Outstanding End of the Period                     17,015,358        22,845,449          44,902,347       45,680,242                   -                (0)         15,962,091       18,007,797          19,492,726        16,819,288          17,474,718       17,341,771           8,214,933         6,946,347
                                                   ===================================   ==================================   ===================================   ==================================   ===================================  ===================================   ===================================
                                                   ===================================   ==================================   ===================================   ==================================   ===================================  ===================================   ===================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
 * Date Operations Commenced.
** Date Fund Merged Operations.
^ Date Fund Commenced Due to Consolidation.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS
FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

9.   CHANGES IN THE UNITS OUTSTANDING

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                          AST - William Blair              Davis Value                         Evergreen - VA                        Evergreen - VA                       Evergreen - VA                       Evergreen - VA                        Evergreen - VA
                                                          International Growth                                                   Blue Chip                                   Capital Growth                Equity Index                          Foundation                               Fund
                                                   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------  -----------------------------------   ----------------------------------
                                                   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------  -----------------------------------   ----------------------------------
                                                      Year Ended       Year Ended           Year Ended       Year Ended         Jan. 1 thru       Year Ended          Jan. 1 thru       Year Ended         Jan. 1 thru       Year Ended          Year Ended        Year Ended         *Dec. 5 thru      Year Ended
                                                    Dec. 31, 2003     Dec. 31, 2002       Dec. 31, 2003    Dec. 31, 2002       Dec. 5, 2003**    Dec. 31, 2002       Dec. 5, 2003**   Dec. 31, 2002      Dec. 23, 2003**    Dec. 31, 2002       Dec. 31, 2003    Dec. 31, 2002       Dec. 31, 2003    Dec. 31, 2002
                                                   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------  -----------------------------------   ----------------------------------
                                                   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------  -----------------------------------   ----------------------------------
 Units Outstanding Beginning of the Period               31,110,564        40,507,419             660,802          617,727             463,307           526,302             707,212          788,396             539,595           526,290             949,349        1,019,799                   -                -
 Units Purchased                                          6,669,546           229,303              42,705           81,060               8,895            35,884              44,141           97,952              25,340            78,905              17,189           65,956                 524                -
 Units Transferred Between Sub-accounts                  12,880,761        (6,933,261)            101,505           61,367            (416,906)          (48,867)           (670,067)         (34,634)           (519,310)           13,002             (18,204)         (41,433)            286,602                -
 Units Surrendered                                       (4,578,983)       (3,746,980)            (67,920)         (99,353)            (55,296)          (50,012)            (81,286)        (144,502)            (45,625)          (78,602)            (61,559)         (94,972)             (1,865)               -
 Units Transferred Due to Consolidation                                     1,054,083                                    -                                     -                                    -                                     -                                    -                                    -
                                                   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------  -----------------------------------   ----------------------------------
                                                   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------  -----------------------------------   ----------------------------------
 Units Outstanding End of the Period                     46,081,888        31,110,564             737,092          660,802                  (0)          463,307                   0          707,212                  (0)          539,595             886,775          949,349             285,261                -
                                                   ===================================   ==================================   ===================================   ==================================   ===================================  ===================================   ==================================
                                                   ===================================   ==================================   ===================================   ==================================   ===================================  ===================================   ==================================

---------------------------------------------------------------------------------------------------------------------------   ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------   ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
 * Date Operations Commenced.
** Date Fund Merged Operations.
^ Date Fund Commenced Due to Consolidation.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS
FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

9.   CHANGES IN THE UNITS OUTSTANDING

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                             Evergreen - VA                       Evergreen - VA                Evergreen - VA                                Evergreen - VA                      Evergreen - VA                        Evergreen - VA                       Evergreen - VA
                                                             Global Leaders                       Growth & Income                     International Equity                  Omega                                 Special Equity                        Special Values                      Strategic Income
                                                   -----------------------------------   ----------------------------------   --------------------------------------  --------------------------------  -----------------------------------   -----------------------------------  -----------------------------------
                                                   -----------------------------------   ----------------------------------   --------------------------------------  ---------------------------------------------------------------------   -----------------------------------  -----------------------------------
                                                     Jan. 1 thru       Year Ended          *Dec. 5 thru      Year Ended           Year Ended         Year Ended          Year Ended       Year Ended       Year Ended        Year Ended          Year Ended       Year Ended          Year Ended        Year Ended
                                                    Dec. 5, 2003**    Dec. 31, 2002       Dec. 31, 2003    Dec. 31, 2002        Dec. 31, 2003      Dec. 31, 2002        Dec. 31, 2003    Dec. 31, 2002    Dec. 31, 2003    Dec. 31, 2002       Dec. 31, 2003     Dec. 31, 2002       Dec. 31, 2003    Dec. 31, 2002
                                                   -----------------------------------   ----------------------------------   --------------------------------------  ---------------------------------------------------------------------   -----------------------------------  -----------------------------------
                                                   -----------------------------------   ----------------------------------   --------------------------------------  --------------------------------  -----------------------------------   -----------------------------------  -----------------------------------
 Units Outstanding Beginning of the Period                1,785,421         1,520,376                   -                -                45,975             45,358           2,670,586     2,585,848           2,553,384        2,540,062             318,168           258,972             500,680          341,316
 Units Purchased                                            275,865           134,785               2,935                -                18,314              6,089             495,501       207,266             887,302          177,277              26,470            69,939              67,432           52,158
 Units Transferred Between Sub-accounts                  (1,823,588)           (2,816)            573,851                -             1,674,765             (4,120)          1,105,153       181,712           2,201,286         (175,619)              2,861            62,259              31,070          151,544
 Units Surrendered                                         (237,698)         (192,421)             (1,926)               -                (9,056)            (1,353)           (402,876)     (381,237)           (591,613)        (322,709)            (35,127)          (73,002)            (78,362)         (44,337)
 Units Transferred Due to Consolidation                                       325,497                                    -                                        -                            76,998                              334,372                                     -                                    -
                                                   -----------------------------------   ----------------------------------   --------------------------------------  --------------------------------  -----------------------------------   -----------------------------------  -----------------------------------
                                                   -----------------------------------   ----------------------------------   --------------------------------------  --------------------------------  -----------------------------------   -----------------------------------  -----------------------------------
 Units Outstanding End of the Period                             (0)        1,785,421             574,860                -             1,729,998             45,975           3,868,364     2,670,586           5,050,359        2,553,384             312,372           318,168             520,820          500,680
                                                   ===================================   ==================================   ======================================  ================================  ===================================   ===================================  ===================================
                                                   ===================================   ==================================   ======================================  ================================  ===================================   ===================================  ===================================

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
 * Date Operations Commenced.
** Date Fund Merged Operations.
^ Date Fund Commenced Due to Consolidation.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS
FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

9.   CHANGES IN THE UNITS OUTSTANDING

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                    First Trust -                         First Trust -                        First Trust -                         First Trust -                        First Trust -                         First Trust -                        First Trust -
                                                           10 Uncommon Values                 Energy                                  Financial Services                    Global Target 15                      NASDAQ Target 15                      Pharmaceutical               S&P Target 24
                                                   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------
                                                   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------
                                                      Year Ended       Year Ended           Year Ended     ^Nov. 18 thru         Year Ended      ^Nov. 18 thru         Year Ended     ^Nov. 18 thru         Year Ended      ^Nov. 18 thru         Year Ended     ^Nov. 18 thru         Year Ended      ^Nov. 18 thru
                                                    Dec. 31, 2003     Dec. 31, 2002       Dec. 31, 2003    Dec. 31, 2002       Dec. 31, 2003     Dec. 31, 2002       Dec. 31, 2003    Dec. 31, 2002       Dec. 31, 2003     Dec. 31, 2002       Dec. 31, 2003    Dec. 31, 2002       Dec. 31, 2003     Dec. 31, 2002
                                                   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------
                                                   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------
 Units Outstanding Beginning of the Period                2,222,766         2,255,266             228,757                -             382,046                 -             293,636                -             621,380                 -             412,689                -             802,267                 -
 Units Purchased                                             77,361            89,203              23,324            5,852              38,687            13,539              30,574            7,748              28,610             8,775              46,008           15,225              76,592            11,245
 Units Transferred Between Sub-accounts                     143,241          (489,346)             (8,543)          (6,425)             10,078            (1,755)               (657)            (272)            (15,891)           29,928              11,658              741              (4,955)            5,934
 Units Surrendered                                         (196,138)         (131,628)            (34,924)          (4,932)            (57,261)           (6,453)            (37,462)          (6,753)            (64,450)           (4,705)            (58,578)          (7,763)           (116,793)          (12,118)
 Units Transferred Due to Consolidation                                       499,271                              234,262                               376,715                              292,913                               587,382                              404,486                               797,205
                                                   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------
                                                   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------
 Units Outstanding End of the Period                      2,247,231         2,222,766             208,614          228,757             373,550           382,046             286,091          293,636             569,649           621,380             411,777          412,689             757,111           802,267
                                                   ===================================   ==================================   ===================================   ==================================   ===================================   ==================================   ===================================
                                                   ===================================   ==================================   ===================================   ==================================   ===================================   ==================================   ===================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
 * Date Operations Commenced.
** Date Fund Merged Operations.
^ Date Fund Commenced Due to Consolidation.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS
FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

9.   CHANGES IN THE UNITS OUTSTANDING

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                    First Trust -                         First Trust -                        First Trust -                         First Trust -                         Galaxy - VIP                         Galaxy - VIP                          Galaxy - VIP
                                                           Target Managed VIP              Technology                                  The Dow DART 10                    Value Line Target 25                    Asset Allocation                    Growth with Income              Money Market
                                                   -----------------------------------  -----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------
                                                   -----------------------------------  -----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------
                                                      Year Ended      ^Nov. 18 thru        Year Ended      ^Nov. 18 thru         Year Ended      ^Nov. 18 thru        Year Ended      ^Nov. 18 thru        Jan. 1 thru      ^Nov. 18 thru        Jan. 1 thru     ^Nov. 18 thru        Jan. 1 thru      ^Nov. 18 thru
                                                    Dec. 31, 2003     Dec. 31, 2002       Dec. 31, 2003    Dec. 31, 2002       Dec. 31, 2003     Dec. 31, 2002       Dec. 31, 2003    Dec. 31, 2002       Oct. 4, 2003**    Dec. 31, 2002      Oct. 11, 2003**   Dec. 31, 2002       Oct. 4, 2003**    Dec. 31, 2002
                                                   -----------------------------------  -----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------
                                                   -----------------------------------  -----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------
 Units Outstanding Beginning of the Period                1,908,301                 -             450,643                -             624,380                 -           1,300,318                -           2,322,229                 -             656,671                -             754,142                 -
 Units Purchased                                            617,253           196,049              18,290            8,376              54,726            17,889             153,494           75,126               1,173               520                 566               23              57,329            67,282
 Units Transferred Between Sub-accounts                     113,460            52,181              15,258            4,273             (82,027)           32,659             189,080           32,649          (2,144,874)          (23,339)           (601,848)           2,966            (383,980)           77,714
 Units Surrendered                                         (464,367)          (18,076)            (48,824)          (1,840)            (69,723)          (19,094)           (101,466)          (4,423)           (178,528)          (77,281)            (55,389)         (17,408)           (427,491)         (220,300)
 Units Transferred Due to Consolidation                                     1,678,148                              439,833                               592,926                            1,196,967                             2,422,329                              671,089                               829,446
                                                   -----------------------------------  -----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------
                                                   -----------------------------------  -----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------
 Units Outstanding End of the Period                      2,174,647         1,908,301             435,367          450,643             527,356           624,380           1,541,426        1,300,318                  (0)        2,322,229                  (0)         656,671                  (0)          754,142
                                                   ===================================  ===================================   ===================================  ===================================   ===================================  ===================================   ===================================
                                                   ===================================  ===================================   ===================================  ===================================   ===================================  ===================================   ===================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
 * Date Operations Commenced.
** Date Fund Merged Operations.
^ Date Fund Commenced Due to Consolidation.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS
FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

9.   CHANGES IN THE UNITS OUTSTANDING

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                     Galaxy - VIP                          Galaxy - VIP                                Gartmore - GVIT                        INVESCO - VIF                        INVESCO - VIF                         INVESCO - VIF                        INVESCO - VIF
                                                           Quality Plus Bond                   Small Company Growth                   Developing Markets                Dynamics                                 Financial Services                     Health Sciences                Technology
                                                   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------
                                                   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------
                                                     Jan. 1 thru      ^Nov. 18 thru        Jan. 1 thru     ^Nov. 18 thru         Year Ended       Year Ended           Year Ended       Year Ended          Year Ended       Year Ended           Year Ended       Year Ended          Year Ended       Year Ended
                                                    Oct. 4, 2003**    Dec. 31, 2002      Oct. 11, 2003**   Dec. 31, 2002       Dec. 31, 2003     Dec. 31, 2002       Dec. 31, 2003    Dec. 31, 2002       Dec. 31, 2003     Dec. 31, 2002       Dec. 31, 2003    Dec. 31, 2002       Dec. 31, 2003     Dec. 31, 2002
                                                   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------
                                                   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------
 Units Outstanding Beginning of the Period                  613,722                 -             287,035                -          12,059,215        14,095,135          10,277,990       13,391,660           8,207,393        11,612,048          12,424,845       17,419,141          19,761,036        26,652,622
 Units Purchased                                              2,110                19                 439               12             875,208           407,740           1,350,638          716,503             531,466           328,618             898,580          543,010             947,531           558,008
 Units Transferred Between Sub-accounts                    (573,447)            6,443            (269,133)               -           4,856,447        (2,034,522)             26,081       (4,009,192)           (432,320)       (3,285,037)           (825,587)      (4,915,845)           (320,189)       (6,353,434)
 Units Surrendered                                          (42,385)          (24,935)            (18,341)          (6,085)         (1,784,192)       (1,549,942)         (1,841,475)      (1,715,018)           (859,950)       (1,125,985)         (1,425,447)      (1,616,914)         (2,149,247)       (2,023,734)
 Units Transferred Due to Consolidation                                       632,195                              293,108                             1,140,803                            1,894,037                               677,750                              995,453                               927,575
                                                   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------
                                                   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------
 Units Outstanding End of the Period                             (0)          613,722                   0          287,035          16,006,678        12,059,215           9,813,234       10,277,990           7,446,589         8,207,393          11,072,391       12,424,845          18,239,131        19,761,036
                                                   ===================================   ==================================   ===================================   ==================================   ===================================   ==================================   ===================================
                                                   ===================================   ==================================   ===================================   ==================================   ===================================   ==================================   ===================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
 * Date Operations Commenced.
** Date Fund Merged Operations.
^ Date Fund Commenced Due to Consolidation.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS
FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

9.   CHANGES IN THE UNITS OUTSTANDING

---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------   --------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------   --------------------------------------
                                                             INVESCO - VIF                  Liberty -                                 Liberty - Columbia                   Liberty - Columbia               Liberty -                                 Liberty - Federal                 Liberty -
                                                           Telecommunications                   Asset Allocation VS            High Yield VS                              Real Estate Equity VS             Equity VS                           Securities VS                                  Money Market VS
                                                   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------  -----------------------------------   --------------------------------------
                                                   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------  -----------------------------------   --------------------------------------
                                                      Year Ended       Year Ended          *Oct 4, thru      Year Ended          Year Ended      ^Nov. 18 thru         Year Ended     ^Nov. 18 thru         Year Ended      ^Nov. 18 thru       *Oct 4, thru       Year Ended          *Oct 4, thru        Year Ended
                                                    Dec. 31, 2003     Dec. 31, 2002       Dec. 31, 2003    Dec. 31, 2002       Dec. 31, 2003     Dec. 31, 2002       Dec. 31, 2003    Dec. 31, 2002       Dec. 31, 2003     Dec. 31, 2002       Dec. 31, 2003    Dec. 31, 2002        Dec. 31, 2003      Dec. 31, 2002
                                                   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------  -----------------------------------   --------------------------------------
                                                   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------  -----------------------------------   --------------------------------------
 Units Outstanding Beginning of the Period                9,858,062        13,553,158                   -                -             112,694                 -              57,215                -           1,675,255                 -                   -                -                     -                  -
 Units Purchased                                            803,739           411,066               5,041                -               9,636                 4               1,234              (79)              5,678               708               8,417                -               103,948                  -
 Units Transferred Between Sub-accounts                    (863,484)       (3,353,700)          2,887,372                -              23,951               123               7,974           (3,493)            168,057           (14,986)            991,000                -             1,261,555                  -
 Units Surrendered                                       (1,276,925)       (1,270,427)           (685,367)               -             (41,580)           (1,529)            (23,593)          (1,893)           (408,809)          (47,934)           (217,927)               -              (774,457)                 -
 Units Transferred Due to Consolidation                                       517,965                                    -                               114,096                               62,680                             1,737,467                                    -                                        -
                                                   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------  -----------------------------------   --------------------------------------
                                                   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------  -----------------------------------   --------------------------------------
 Units Outstanding End of the Period                      8,521,392         9,858,062           2,207,046                -             104,701           112,694              42,830           57,215           1,440,181         1,675,255             781,490                -               591,046                  -
                                                   ===================================   ==================================   ===================================   ==================================   ===================================  ===================================   ======================================
                                                   ===================================   ==================================   ===================================   ==================================   ===================================  ===================================   ======================================

--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
 * Date Operations Commenced.
** Date Fund Merged Operations.
^ Date Fund Commenced Due to Consolidation.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS
FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

9.   CHANGES IN THE UNITS OUTSTANDING

--------------------------------------------------------------------------------------   ----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------
--------------------------------------------------------------------------------------   ----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------
                                                            Liberty - Small                        ProFunds - VP               ProFunds - VP                         ProFunds - VP                        ProFunds - VP                         ProFunds - VP                        ProFunds - VP
                                                           Company Growth VS                 Asia 30                               Banks                                    Basic Materials                    Bear                                     Biotechnology                     Bull
                                                   -----------------------------------   ----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------
                                                   -----------------------------------   ----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------
                                                     *Oct 4, thru      Year Ended           Year Ended      *May 1 thru          Year Ended       *May 1 thru         Year Ended       *May 1 thru          Year Ended       Year Ended          Year Ended        Year Ended          Year Ended       *May 1 thru
                                                    Dec. 31, 2003     Dec. 31, 2002       Dec. 31, 2003    Dec. 31, 2002       Dec. 31, 2003     Dec. 31, 2002       Dec. 31, 2003    Dec. 31, 2002       Dec. 31, 2003     Dec. 31, 2002       Dec. 31, 2003    Dec. 31, 2002       Dec. 31, 2003     Dec. 31, 2002
                                                   -----------------------------------   ----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------
                                                   -----------------------------------   ----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------
 Units Outstanding Beginning of the Period                        -                 -           2,391,617                -             673,432                 -             454,639                -           5,916,783         3,059,897           2,705,640        5,093,235           7,699,930                 -
 Units Purchased                                                660                 -             327,564            8,495             127,336             5,938             126,675            8,325             747,685           164,084             192,625          122,262             720,902            56,258
 Units Transferred Between Sub-accounts                     220,643                 -           1,458,455        2,279,613            (166,056)          535,426           4,227,474          456,986             949,113         1,047,717            (536,749)      (2,554,713)          6,418,016         5,379,551
 Units Surrendered                                          (69,732)                -            (332,585)         (41,415)           (117,326)         (185,318)           (203,069)         (52,606)         (1,831,046)         (499,546)           (432,089)        (282,891)         (1,117,967)         (222,906)
 Units Transferred Due to Consolidation                                             -                              144,924                               317,386                               41,933                             2,144,631                              327,748                             2,487,026
                                                   -----------------------------------   ----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------
                                                   -----------------------------------   ----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------
 Units Outstanding End of the Period                        151,571                 -           3,845,051        2,391,617             517,386           673,432           4,605,719          454,639           5,782,535         5,916,783           1,929,427        2,705,640          13,720,881         7,699,930
                                                   ===================================   ==================================   ===================================  ===================================   ===================================  ===================================   ===================================
                                                   ===================================   ==================================   ===================================  ===================================   ===================================  ===================================   ===================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
 * Date Operations Commenced.
** Date Fund Merged Operations.
^ Date Fund Commenced Due to Consolidation.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS
FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

9.   CHANGES IN THE UNITS OUTSTANDING

--------------------------------------------------------------------------------------   ----------------------------------   -----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------   ----------------------------------   -----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                    ProFunds - VP                         ProFunds - VP                        ProFunds - VP                         ProFunds - VP                        ProFunds - VP                         ProFunds - VP                        ProFunds - VP
                                                           Consumer Cyclical                   Consumer Non-Cyclical               Energy                              Europe 30                            Financial                             Healthcare                           Industrial
                                                   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------
                                                   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------
                                                      Year Ended       *May 1 thru          Year Ended      *May 1 thru          Year Ended       Year Ended           Year Ended       Year Ended          Year Ended       Year Ended           Year Ended       Year Ended          Year Ended       *May 1 thru
                                                    Dec. 31, 2003     Dec. 31, 2002       Dec. 31, 2003    Dec. 31, 2002       Dec. 31, 2003     Dec. 31, 2002       Dec. 31, 2003    Dec. 31, 2002       Dec. 31, 2003     Dec. 31, 2002       Dec. 31, 2003    Dec. 31, 2002       Dec. 31, 2003     Dec. 31, 2002
                                                   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------
                                                   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------
 Units Outstanding Beginning of the Period                  473,010                 -             596,903                -           2,508,817         2,299,149           2,901,626        5,711,763           1,404,659         2,154,106           1,863,359        3,489,097             142,806                 -
 Units Purchased                                             72,770             7,010              74,612           19,596             284,963            99,748             370,938          154,363             277,856           134,094             464,834          174,551              46,888             4,973
 Units Transferred Between Sub-accounts                     (44,282)          428,447            (333,310)         458,700           2,099,201           (96,178)         10,530,578       (3,497,167)            316,176        (1,265,119)            674,247       (2,237,472)          1,046,275           155,941
 Units Surrendered                                          (98,453)          (20,451)            (93,480)         (97,576)           (252,765)         (285,616)           (951,013)        (385,514)           (292,126)         (382,761)           (360,898)        (384,424)            (75,655)          (42,111)
 Units Transferred Due to Consolidation                                        58,003                              216,183                               491,713                              918,181                               764,340                              821,607                                24,002
                                                   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------
                                                   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------
 Units Outstanding End of the Period                        403,045           473,010             244,725          596,903           4,640,216         2,508,817          12,852,129        2,901,626           1,706,565         1,404,659           2,641,542        1,863,359           1,160,314           142,806
                                                   ===================================   ==================================   ===================================   ==================================   ===================================   ==================================   ===================================
                                                   ===================================   ==================================   ===================================   ==================================   ===================================   ==================================   ===================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
 * Date Operations Commenced.
** Date Fund Merged Operations.
^ Date Fund Commenced Due to Consolidation.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS
FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

9.   CHANGES IN THE UNITS OUTSTANDING

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                    ProFunds - VP                         ProFunds - VP                        ProFunds - VP                         ProFunds - VP                        ProFunds - VP                         ProFunds - VP                        ProFunds - VP
                                                       Internet                               Japan                                     Mid-Cap Growth                        Mid-Cap Value                    OTC                                      Pharmacueticals                      Precious Metals
                                                   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------
                                                   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------
                                                      Year Ended       *May 1 thru          Year Ended      *May 1 thru          Year Ended       *May 1 thru          Year Ended      *May 1 thru          Year Ended       Year Ended           Year Ended      *May 1 thru          Year Ended       *May 1 thru
                                                    Dec. 31, 2003     Dec. 31, 2002       Dec. 31, 2003    Dec. 31, 2002       Dec. 31, 2003     Dec. 31, 2002       Dec. 31, 2003    Dec. 31, 2002       Dec. 31, 2003     Dec. 31, 2002       Dec. 31, 2003    Dec. 31, 2002       Dec. 31, 2003     Dec. 31, 2002
                                                   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------
                                                   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------
 Units Outstanding Beginning of the Period                3,365,832                 -             423,667                -           1,951,944                 -           1,623,274                -          20,541,100        11,681,189             398,047                -           5,720,667                 -
 Units Purchased                                            137,510            14,849             222,985           15,070             319,566            49,807             480,262           52,071           1,791,482           480,802             213,227           25,361             854,187            35,648
 Units Transferred Between Sub-accounts                  (2,320,546)        3,051,118           2,440,331          350,179           2,941,652         1,231,299           2,953,630        1,267,453           6,278,684         7,897,345             868,020          171,012            (376,776)        5,316,554
 Units Surrendered                                         (196,375)          (77,812)           (346,891)         (26,652)           (523,736)          (69,131)           (315,172)        (119,279)         (3,453,226)       (2,282,455)           (163,281)         (82,428)           (555,406)         (277,242)
 Units Transferred Due to Consolidation                                       377,677                               85,071                               739,968                              423,029                             2,764,218                              284,103                               645,708
                                                   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------
                                                   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------
 Units Outstanding End of the Period                        986,421         3,365,832           2,740,092          423,667           4,689,426         1,951,944           4,741,994        1,623,274          25,158,040        20,541,100           1,316,013          398,047           5,642,672         5,720,667
                                                   ===================================   ==================================   ===================================   ==================================   ===================================   ==================================   ===================================
                                                   ===================================   ==================================   ===================================   ==================================   ===================================   ==================================   ===================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
 * Date Operations Commenced.
** Date Fund Merged Operations.
^ Date Fund Commenced Due to Consolidation.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS
FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

9.   CHANGES IN THE UNITS OUTSTANDING

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                    ProFunds - VP                         ProFunds - VP                         ProFunds - VP                        ProFunds - VP                         ProFunds - VP                        ProFunds - VP                        ProFunds - VP
                                                     Real Estate                             Rising Rates Opportunity                   Semiconductor                  Short OTC                                  Small-Cap Growth                     Small-Cap Value                 Technology
                                                   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------
                                                   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------
                                                      Year Ended       Year Ended           Year Ended      *May 1 thru          Year Ended       *May 1 thru          Year Ended      *May 1 thru          Year Ended       *May 1 thru         Year Ended       *May 1 thru          Year Ended       Year Ended
                                                    Dec. 31, 2003     Dec. 31, 2002       Dec. 31, 2003    Dec. 31, 2002        Dec. 31, 2003    Dec. 31, 2002       Dec. 31, 2003    Dec. 31, 2002        Dec. 31, 2003    Dec. 31, 2002       Dec. 31, 2003    Dec. 31, 2002       Dec. 31, 2003     Dec. 31, 2002
                                                   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------
                                                   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------
 Units Outstanding Beginning of the Period                1,996,929         3,592,834             889,614                -              736,544                -           1,273,948                -            3,107,525                -           4,098,250                -           3,619,421         2,524,295
 Units Purchased                                            332,017           118,320           1,313,101          111,667              139,731           19,347             397,584           14,825              501,694           36,637             417,718           60,496             193,752            60,024
 Units Transferred Between Sub-accounts                     569,791        (1,628,539)          3,848,652          453,334            1,297,058          648,995           3,871,919          793,484           11,832,066        2,613,211          11,086,792        3,537,124             428,325         1,036,559
 Units Surrendered                                         (334,317)         (433,899)           (735,686)         (67,734)            (258,212)         (60,473)         (1,090,222)        (132,379)            (840,975)        (102,103)           (625,235)        (136,895)           (446,582)         (236,199)
 Units Transferred Due to Consolidation                                       348,213                              392,347                               128,675                              598,018                               559,779                              637,524                               234,742
                                                   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------
                                                   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------
 Units Outstanding End of the Period                      2,564,420         1,996,929           5,315,681          889,614            1,915,121          736,544           4,453,229        1,273,948           14,600,310        3,107,525          14,977,525        4,098,250           3,794,916         3,619,421
                                                   ===================================   ==================================   ===================================   ==================================   ===================================  ===================================   ===================================
                                                   ===================================   ==================================   ===================================   ==================================   ===================================  ===================================   ===================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
 * Date Operations Commenced.
** Date Fund Merged Operations.
^ Date Fund Commenced Due to Consolidation.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS
FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

9.   CHANGES IN THE UNITS OUTSTANDING

---------------------------------------------------------------------------------------------------------------------------   -----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------   -----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                    ProFunds - VP                         ProFunds - VP                        ProFunds - VP                         ProFunds - VP                        ProFunds - VP                         ProFunds - VP                        ProFunds - VP
                                                           Telecommunications                  U.S. Government Plus              Ultra Bull                          Ultra Mid-Cap                          Ultra OTC                                  Ultra Small-Cap                 Utilities
                                                   -----------------------------------  -----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------
                                                   -----------------------------------  -----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------
                                                      Year Ended       Year Ended          Year Ended       *May 1 thru          Year Ended       Year Ended          Year Ended       *May 1 thru          Year Ended       Year Ended          Year Ended        Year Ended          Year Ended       Year Ended
                                                    Dec. 31, 2003     Dec. 31, 2002       Dec. 31, 2003    Dec. 31, 2002       Dec. 31, 2003     Dec. 31, 2002       Dec. 31, 2003    Dec. 31, 2002       Dec. 31, 2003     Dec. 31, 2002       Dec. 31, 2003    Dec. 31, 2002       Dec. 31, 2003     Dec. 31, 2002
                                                   -----------------------------------  -----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------
                                                   -----------------------------------  -----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------
 Units Outstanding Beginning of the Period                3,677,413           583,065          10,741,332                -           7,378,804         7,628,819           3,049,594                -          73,515,333        50,124,696           6,340,353       10,010,482           4,113,821         1,589,344
 Units Purchased                                            230,682            66,314             798,465          115,160             332,812           304,545             465,216           33,023           3,794,359         3,195,673             341,182          168,665             332,122            86,722
 Units Transferred Between Sub-accounts                  (2,199,648)        2,561,793          (6,990,590)      10,878,854             963,133        (1,277,080)            766,041        2,733,495           5,170,270        21,930,695           2,780,469       (4,210,690)         (1,155,496)        2,659,566
 Units Surrendered                                         (345,302)         (233,751)         (1,206,949)        (728,666)           (908,294)         (969,301)           (447,770)        (165,897)         (5,082,089)       (4,522,798)         (1,033,723)        (514,974)           (452,460)         (483,912)
 Units Transferred Due to Consolidation                                       699,992                              475,984                             1,691,821                              448,973                             2,787,067                              886,870                               262,101
                                                   -----------------------------------  -----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------
                                                   -----------------------------------  -----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------
 Units Outstanding End of the Period                      1,363,145         3,677,413           3,342,258       10,741,332           7,766,455         7,378,804           3,833,081        3,049,594          77,397,873        73,515,333           8,428,281        6,340,353           2,837,987         4,113,821
                                                   ===================================  ===================================   ===================================  ===================================   ===================================  ===================================   ===================================
                                                   ===================================  ===================================   ===================================  ===================================   ===================================  ===================================   ===================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
 * Date Operations Commenced.
** Date Fund Merged Operations.
^ Date Fund Commenced Due to Consolidation.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS
FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

9.   CHANGES IN THE UNITS OUTSTANDING

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                        Prudential - SP Jennison           Rydex - Nova                         Rydex - OTC                           Rydex - Ursa                         WFVT - Asset                              WFVT - Equity Income                  WFVT - Equity Value
                                                          International Growth                                                                                                                              Allocation
                                                   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------
                                                   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------
                                                      Year Ended       Year Ended           Year Ended       Year Ended          Year Ended       Year Ended           Year Ended       Year Ended          Year Ended       Year Ended          Year Ended        Year Ended          Year Ended       Year Ended
                                                    Dec. 31, 2003     Dec. 31, 2002       Dec. 31, 2003    Dec. 31, 2002       Dec. 31, 2003     Dec. 31, 2002       Dec. 31, 2003    Dec. 31, 2002       Dec. 31, 2003     Dec. 31, 2002       Dec. 31, 2003    Dec. 31, 2002       Dec. 31, 2003     Dec. 31, 2002
                                                   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------
                                                   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------
 Units Outstanding Beginning of the Period                  696,634           273,843           2,805,743        3,990,618          11,071,951        15,866,046             239,938          351,487           8,339,619        10,328,629           1,600,734        1,019,937           3,053,622         3,705,869
 Units Purchased                                            212,375            96,697               8,109            8,779              45,467            47,586                 453              445             188,818           184,388             525,501          183,158              90,458            83,029
 Units Transferred Between Sub-accounts                   1,932,308           200,308            (529,544)      (1,078,990)         (1,478,554)       (4,036,240)            (34,003)         (85,720)           (388,251)       (1,040,222)            495,219          468,797            (134,751)         (561,339)
 Units Surrendered                                         (135,883)          (31,057)           (233,181)        (328,260)           (902,100)       (1,211,475)            (19,969)         (31,532)           (895,069)       (1,133,176)           (293,753)        (219,390)           (365,232)         (349,910)
 Units Transferred Due to Consolidation                                       156,843                              213,596                               406,034                                5,259                                     -                              148,232                               175,973
                                                   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------
                                                   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------
 Units Outstanding End of the Period                      2,705,434           696,634           2,051,127        2,805,743           8,736,764        11,071,951             186,419          239,938           7,245,117         8,339,619           2,327,701        1,600,734           2,644,097         3,053,622
                                                   ===================================   ==================================   ===================================   ==================================   ===================================  ===================================   ===================================
                                                   ===================================   ==================================   ===================================   ==================================   ===================================  ===================================   ===================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
 * Date Operations Commenced.
** Date Fund Merged Operations.
^ Date Fund Commenced Due to Consolidation.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS
FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

9.   CHANGES IN THE UNITS OUTSTANDING

---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                    WFVT - Growth                              WFVT - International                  WFVT - Large Company                  WFVT - Money Market                    WFVT - Small-Cap              WFVT - Total
                                                                                              Equity                               Growth                                                                     Growth                             Return Bond
                                                   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------  -----------------------------------
                                                   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------  -----------------------------------
                                                      Year Ended       Year Ended           Year Ended       Year Ended          Year Ended       Year Ended           Year Ended       Year Ended          Year Ended       Year Ended          Year Ended        Year Ended
                                                    Dec. 31, 2003     Dec. 31, 2002       Dec. 31, 2003    Dec. 31, 2002       Dec. 31, 2003     Dec. 31, 2002       Dec. 31, 2003    Dec. 31, 2002       Dec. 31, 2003     Dec. 31, 2002       Dec. 31, 2003    Dec. 31, 2002
                                                   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------  -----------------------------------
                                                   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------  -----------------------------------
 Units Outstanding Beginning of the Period                2,940,057         3,783,815             261,088          205,255           1,745,833         1,900,437           5,391,441        5,952,104             777,846           900,655           2,451,576        2,978,591
 Units Purchased                                             18,836            19,785              40,390           46,499             200,210           137,150           1,154,939          586,570              50,349            48,455              81,755           39,539
 Units Transferred Between Sub-accounts                    (225,426)         (502,291)             44,101           36,348             133,811           (37,084)          1,379,958        3,241,835             (18,364)          (87,820)           (186,033)        (202,263)
 Units Surrendered                                         (359,699)         (361,252)            (36,236)         (27,014)           (201,086)         (254,671)         (4,247,956)      (4,389,067)            (74,815)          (83,444)           (320,070)        (364,291)
 Units Transferred Due to Consolidation                                             -                                    -                                     -                                    -                                     -                                    -
                                                   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------  -----------------------------------
                                                   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------  -----------------------------------
 Units Outstanding End of the Period                      2,373,768         2,940,057             309,343          261,088           1,878,768         1,745,833           3,678,382        5,391,441             735,016           777,846           2,027,228        2,451,576
                                                   ===================================   ==================================   ===================================   ==================================   ===================================  ===================================
                                                   ===================================   ==================================   ===================================   ==================================   ===================================  ===================================

---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
 * Date Operations Commenced.
** Date Fund Merged Operations.
^ Date Fund Commenced Due to Consolidation.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (continued)
DECEMBER 31, 2003

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

10.  SECURITIES TRANSACTIONS

Purchases and sales of securities, other than short-term securities, for the year ended December 31, 2003:

                                             -----------------------------------------
                                             -----------------------------------------
                                                   Purchases              Sales
                                             -----------------------------------------
                                             -----------------------------------------
AST - Alger All-Cap Growth                           $ 160,702,606      $ 188,833,490
AST - Alliance Growth                                   91,107,675        144,207,953
AST - Alliance Growth & Income                         650,117,093        348,297,443
AST - Alliance/Bernstein Growth + Value                 52,868,362         31,608,084
AST - American Century Income and Growth               100,759,509        114,969,299
AST - American Century International Growth I          430,486,918        499,465,526
AST - American Century Strategic Balanced               87,538,387         61,529,874
AST - Cohen & Steers Real Estate                       154,142,897        101,021,361
AST - DeAm Bond                                         36,596,388         38,133,000
AST - DeAm Global Allocation                            18,857,438         81,152,913
AST - DeAm International Equity                        136,736,007        128,678,603
AST - DeAm Large-Cap Growth                             29,149,154          9,380,714
AST - DeAm Large-Cap Value                              31,076,975         16,646,138
AST - DeAm Small-Cap Growth                            179,219,671        199,327,513
AST - DeAm Small-Cap Value                              69,563,320         38,841,166
AST - Federated Aggressive Growth                      232,313,393        136,490,053
AST - Federated High Yield Bond                        983,969,783        792,992,215
AST - Gabelli All-Cap Value                            183,738,676        153,389,676
AST - Gabelli Small-Cap Value                          327,748,626        231,023,761
AST - Goldman Sachs Concentrated Growth                203,041,990        440,637,842
AST - Goldman Sachs Mid-Cap Growth                      92,614,532         20,237,480
AST - Goldman Sachs Small-Cap Value                     31,148,786        103,474,136
AST - Invesco Capital Income                           131,597,357        246,646,363
AST - Lord Abbett Bond Debenture                       320,779,283        166,765,245
AST - Marsico Capital Growth                           646,078,961        373,197,804
AST - MFS Global Equity                                 54,975,549         31,654,509
AST - MFS Growth                                       116,444,577        160,279,894
AST - MFS Growth with Income                            30,403,435         25,829,573
AST - Money Market                                   5,850,322,430      6,826,352,487
AST - Neuberger & Berman Mid-Cap Growth                232,022,923        241,943,130
AST - Neuberger & Berman Mid-Cap Value                 206,770,559        196,927,305
AST - PBHG Small-Cap Growth                            335,442,288        352,710,812
AST - PIMCO Limited Maturity Bond                      665,515,678        716,939,480
AST - PIMCO Total Return Bond                          933,557,622      1,021,915,195
AST - Sanford Bernstein Core Value                     185,833,199        241,382,943
AST - Sanford Bernstein Managed Index 500              400,878,991        405,989,116
AST - Strong International Equity                      283,882,540        356,761,967
AST - T. Rowe Price Asset Allocation                    80,167,868         47,707,049
AST - T. Rowe Price Global Bond                        184,597,836        182,099,159
AST - T. Rowe Price Natural Resources                   71,452,138         53,712,593
AST - William Blair International Growth               354,971,110        164,635,046
Davis - Value                                            1,308,362            600,964
Evergreen - VA Blue Chip 1                                 271,195          3,332,396
Evergreen - VA Capital Growth 2                            663,141          6,898,304
Evergreen - VA Equity Index 3                              297,648          4,433,215
Evergreen - VA Foundation                                  397,603            834,020
Evergreen - VA Fund                                      2,912,097             62,317
Evergreen - VA Global Leaders 4                         20,559,073         35,451,438
Evergreen - VA Growth & Income Fund                      5,878,513            101,257
Evergreen - VA International Equity                     17,724,422            124,614
Evergreen - VA Omega                                    13,717,256          4,213,439
Evergreen - VA Special Equity                           83,018,033         58,788,261
Evergreen - VA Special Values                              707,249            773,626
Evergreen - VA Strategic Income                          2,025,724          1,272,310
First Trust - 10 Uncommon Values                         2,959,854          2,573,410
First Trust - Energy                                     $ 568,689          $ 805,296
First Trust - Financial Services                           849,425            923,017
First Trust - Global Target 15                             515,823            585,187
First Trust - NASDAQ Target 15                             376,708            813,531
First Trust - Pharmaceutical                               838,420            809,831
First Trust - S&P Target 24                                885,588          1,156,175
First Trust - Target Managed VIP                         7,638,177          4,143,474
First Trust - Technology                                   220,872            298,785
First Trust - The Dow DART 10                              627,482          1,283,463
First Trust - Value Line Target 25                         944,813            349,152
Galaxy - VIP Asset Allocation 5                            216,391         34,459,586
Galaxy - VIP Growth and Income 6                            48,461          5,125,008
Galaxy - VIP Money Market 7                              2,178,813         11,943,195
Galaxy - VIP Quality Plus Bond 8                         1,275,561         11,331,966
Galaxy - VIP Small Company Growth 9                          6,743          2,368,220
Gartmore - GVIT Developing Markets 10                  233,513,050        194,702,815
INVESCO - VIF Dynamics                                 362,824,758        361,603,619
INVESCO - VIF Financial Services                        40,435,944         50,011,770
INVESCO - VIF Health Sciences                           45,576,115         60,171,788
INVESCO - VIF Technology                                83,372,316         89,602,837
INVESCO - VIF Telecommunications                        48,762,060         51,592,550
Liberty - Asset Allocation VS                           30,156,741          9,117,751
Liberty - Columbia High Yield VS                           600,445            627,059
Liberty - Columbia Real Estate Equity VS                   448,457            534,674
Liberty - Equity VS                                      4,423,308          8,681,670
Liberty - Federal Securities VS                         10,920,627          3,191,417
Liberty - Money Market VS                               11,228,264          5,332,845
Liberty - Small Company Growth VS                        2,270,586            969,476
ProFunds - VP Asia 30                                  213,676,322        191,508,090
ProFunds - VP Banks                                     83,595,146         84,370,069
ProFunds - VP Basic Materials                          160,023,242        116,875,778
ProFunds - VP Bear                                   1,432,461,877      1,426,947,059
ProFunds - VP Biotechnology                            170,495,309        176,875,251
ProFunds - VP Bull                                     954,275,766        887,246,198
ProFunds - VP Consumer Cyclical                         84,448,572         85,254,315
ProFunds - VP Consumer Non-Cyclical                     68,520,404         71,469,978
ProFunds - VP Energy                                   165,267,201        143,669,231
ProFunds - VP Europe 30                                252,980,431        181,417,490
ProFunds - VP Financial                                113,437,579        110,171,747
ProFunds - VP Healthcare                               176,947,955        168,189,984
ProFunds - VP Industrial                                69,879,456         60,496,176
ProFunds - VP Internet                                 141,366,868        164,480,747
ProFunds - VP Japan                                    196,758,166        175,522,445
ProFunds - VP Mid-Cap Growth                           239,145,080        214,940,979
ProFunds - VP Mid-Cap Value                            306,509,352        276,047,600
ProFunds - VP OTC                                      825,399,508        786,092,042
ProFunds - VP Pharmaceuticals                          126,734,647        116,137,751
ProFunds - VP Precious Metals                          289,764,961        280,821,179
ProFunds - VP Real Estate                              214,308,384        205,620,338
ProFunds - VP Rising Rates Opportunity                 342,651,573        307,444,050
ProFunds - VP Semiconductor                            168,647,927        158,406,724
ProFunds - VP Short OTC                                760,517,759        724,112,218
ProFunds - VP Small-Cap Growth                         604,820,421        492,439,355
ProFunds - VP Small-Cap Value                          506,493,950        400,002,896
ProFunds - VP Technology                               139,176,475        134,739,391
ProFunds - VP Telecommunications                      $ 86,978,995       $ 95,402,444
ProFunds - VP U.S. Government Plus                     431,298,445        508,218,600
ProFunds - VP Ultra Bull                               307,695,616        300,711,029
ProFunds - VP Ultra Mid-Cap                            224,549,891        213,227,485
ProFunds - VP Ultra OTC                                244,952,278        221,547,577
ProFunds - VP Ultra Small-Cap                          439,592,497        417,616,631
ProFunds - VP Utilities                                215,387,478        221,427,508
Prudential - SP Jennison International Growth           78,094,310         63,067,628
Rydex - Nova                                               102,439          3,597,828
Rydex - OTC                                                179,638         11,785,842
Rydex - Ursa                                                45,998            774,498
WFVT - Asset Allocation                                  5,028,447         24,737,311
WFVT - Equity Income                                    18,600,736         10,590,236
WFVT - Equity Value                                      4,655,118          7,334,191
WFVT - Growth                                              153,545          9,014,473
WFVT - International Equity                                746,750            335,312
WFVT - Large Company Growth                              3,143,183          1,949,644
WFVT - Money Market                                     15,434,184         37,826,835
WFVT - Small-Cap Growth                                    668,614            873,551
WFVT - Total Return Bond                                 2,942,682          7,238,296
                                             -----------------------------------------
                                             -----------------------------------------
                                                  $ 27,301,912,512   $ 27,024,359,638
                                             =========================================
                                             =========================================

Footnotes:
1 - Funds commenced operations on May 01, 2002.
2 - Kinetics Internet merged into Gabelli All-Cap Value on May 03,2002.
3 - Scudder Japan merged into American Century International Growth I on May 03, 2002.
1 - VA Blue Chip merged into VA Fund on December 5, 2003.
2 - VA Capital Growth merged into VA Growth & Income on December 5, 2003.
3 - VA Equity Index liquidated on December 23, 2003.
4 - VA Global Leaders merged into VA International Equity on December 5, 2003.
5 - VIP Asset Allocation merged into Liberty Asset Allocation VS on April 4, 2003.
6 - VIP Growth & Income merged into Liberty Equity VS on April 11, 2003.
7 - VIP Money Market merged into Liberty Money Market VS on April 4, 2003.
8 - VIP Quality Plus Bond merged into Liberty Federal Securities VS on April 4, 2003.
9 - VIP Small Company Growth merged into Liberty Small Company Growth VS on April 4, 2003.
10 - Montgomery changed its sub-account to Gartmore as of 6/20/03.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (continued)
FOR THE YEARS ENDED DECEMBER 31, 2003, DECEMBER 31, 2002 AND DECEMBER 31, 2001

-------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------------------------

11. FINANCIAL HIGHLIGHTS
                                           At December 31                                               For the year ended December 31
                                        ---------------------------------------------------------- ----------------------------------------------------------
                                        ---------------------------------------------------------- ----------------------------------------------------------
                                                Units            Unit               Net                     Expense             Investment        Total
                                             Outstanding         Value             Assets                      Ratio Range 14 Income Ratio* 15 Return* 16
-------------------------------------------------------------------------------------------------- ----------------------------------------------------------
-------------------------------------------------------------------------------------------------- ----------------------------------------------------------
American Skandia Trust (AST):
Alger All-Cap Growth
2003                                         81,321,836                         $ 396,838,714                0.65 - 2.40%                -
          High Charge Level (240 bps)                             $ 12.38                                                                             32.27%
          Low Charge Level (65 bps)                                  4.83                                                                             34.64%
2002                                         90,192,770                           318,994,513                0.65 - 2.40%                -
          High Charge Level (240 bps)                                9.36                                                                             (0.77%)
          Low Charge Level (65 bps)                                  3.59                                                                            (36.21%)
2001                                        125,442,916              5.54         695,157,974                       1.25%           -                (17.84%)
Alger Growth 17
2001                                                  -                 -                   -                       1.25%              0.73%           0.16%
Alger Mid-Cap Growth 18
2001                                                  -                 -                   -                       1.25%                  -           0.19%
Alliance/Bernstein Growth + Value
2003                                          6,683,505                            63,296,213                0.65 - 2.40%             0.44%
          High Charge Level (240 bps)                               12.04                                                                             23.07%
          Low Charge Level (65 bps)                                  9.03                                                                             25.28%
2002                                          4,327,328                            31,677,741                0.65 - 2.40%             0.12%
          High Charge Level (240 bps)                                9.78                                                                             (0.26%)
          Low Charge Level (65 bps)                                  7.21                                                                            (25.49%)
2001                                          3,351,836               9.63         32,273,758                       1.25%                 -           (2.49%)
Alliance Growth
2003                                         19,857,909                           230,629,919                0.65 - 2.40%                 -
          High Charge Level (240 bps)                               11.27                                                                             20.74%
          Low Charge Level (65 bps)                                 12.82                                                                             22.90%
2002                                         24,257,897                           234,801,093                0.65 - 2.40%                 -
          High Charge Level (240 bps)                                9.34                                                                             (0.80%)
          Low Charge Level (65 bps)                                 10.43                                                                            (31.43%)
2001                                         29,478,257             14.61         430,799,551                       1.25%                 -            62.12%
Alliance Growth & Income
2003                                         90,205,111                         1,806,873,422                0.65 - 2.40%             1.11%
          High Charge Level (240 bps)                               12.70                                                                             29.25%
          Low Charge Level (65 bps)                                 25.23                                                                             31.57%
2002                                         59,063,804                         1,146,239,838                0.65 - 2.40%             0.86%
          High Charge Level (240 bps)                                9.83                                                                             (0.21%)
          Low Charge Level (65 bps)                                 19.18                                                                            (23.78%)
2001                                         63,123,316             28.18       1,778,634,952                       1.25%              0.51%         (49.11%)
American Century Income and Growth
2003                                         23,660,792                         $ 297,693,630                0.65 - 2.40%              1.25%
          High Charge Level (240 bps)                               12.43                                                                             25.69%
          Low Charge Level (65 bps)                                 13.59                                                                             27.94%
2002                                         25,314,302                           253,210,309                0.65 - 2.40%              1.01%
          High Charge Level (240 bps)                                9.89                                                                             (0.14%)
          Low Charge Level (65 bps)                                 10.62                                                                            (20.34%)
2001                                         27,386,278             12.86         352,096,097                       1.25%              0.74%          (9.79%)
American Century International Growth I
2003                                         30,284,448                           371,863,101                0.65 - 2.40%              1.79%
          High Charge Level (240 bps)                               11.82                                                                             22.01%
          Low Charge Level (65 bps)                                 13.24                                                                             24.20%
2002                                         36,674,213                           369,107,895                0.65 - 2.40%                  -
          High Charge Level (240 bps)                                9.68                                                                             (0.38%)
          Low Charge Level (65 bps)                                 10.66                                                                            (20.00%)
2001                                         37,487,425             12.85         481,587,232                       1.25%               0.41%        (28.24%)
American Century International Growth II 19
2001                                                  -                 -                   -                       1.25%               0.95%        (26.27%)
American Century Strategic Balanced
2003                                         16,878,085                           226,925,680                0.65 - 2.40%               2.10%
          High Charge Level (240 bps)                               11.56                                                                             16.02%
          Low Charge Level (65 bps)                                 14.83                                                                             18.10%
2002                                         14,602,198                           171,665,189                0.65 - 2.40%              2.35%
          High Charge Level (240 bps)                                9.96                                                                             (0.05%)
          Low Charge Level (65 bps)                                 12.56                                                                            (10.33%)
2001                                         14,369,895             13.50         193,957,064                       1.25%              1.90%          (5.15%)
Cohen & Steers Real Estate
2003                                         19,867,222                           284,338,615                0.65 - 2.40%              3.24%
          High Charge Level (240 bps)                               13.84                                                                             34.14%
          Low Charge Level (65 bps)                                 15.12                                                                             36.54%
2002                                         16,394,387                           174,175,353                0.65 - 2.40%              2.69%
          High Charge Level (240 bps)                               10.32                                                                              0.39%
          Low Charge Level (65 bps)                                 11.08                                                                              1.98%
2001                                         12,268,426             10.54         129,275,923                       1.25%              3.06%           1.41%
DeAm Bond 1                                   1,856,710                          $ 20,097,266                0.65 - 2.40%              2.86%
          High Charge Level (240 bps)                               10.28                                                                              1.32%
          Low Charge Level (65 bps)                                 11.06                                                                              3.14%
2002                                          2,101,991                            22,410,527                0.65 - 2.40%                  -
          High Charge Level (240 bps)                               10.15                                                                              0.18%
          Low Charge Level (65 bps)                                 10.72                                                                              4.85%
DeAm Global Allocation
2003                                          15,841,018                          260,113,420                0.65 - 2.40%              1.26%
          High Charge Level (240 bps)                               11.58                                                                             16.66%
          Low Charge Level (65 bps)                                 17.43                                                                             18.76%
2002                                          19,851,420                          279,798,663                0.65 - 2.40%              3.87%
          High Charge Level (240 bps)                                9.93                                                                             (0.09%)
          Low Charge Level (65 bps)                                 14.68                                                                            (15.98%)
2001                                         26,641,422             17.39         463,184,439                       1.25%               2.72%        (12.97%)
DeAm International Equity
2003                                         12,065,446                           139,254,627                0.65 - 2.40%              0.55%
          High Charge Level (240 bps)                               12.79                                                                             30.70%
          Low Charge Level (65 bps)                                 12.36                                                                             33.04%
2002                                         11,076,317                            97,152,235                0.65 - 2.40%                  -
          High Charge Level (240 bps)                                9.78                                                                             (0.26%)
          Low Charge Level (65 bps)                                  9.29                                                                            (17.57%)
2001                                         13,627,264             10.77         146,801,965                       1.25%                  -         (33.17%)
DeAm Large-Cap Growth 1
2003                                          3,243,117                            34,108,834                0.65 - 2.40%              0.02%
          High Charge Level (240 bps)                               12.44                                                                             29.07%
          Low Charge Level (65 bps)                                 10.12                                                                             31.38%
2002                                          1,240,744                             9,549,091                0.65 - 2.40%                  -
          High Charge Level (240 bps)                                9.64                                                                             (0.44%)
          Low Charge Level (65 bps)                                  7.71                                                                            (15.40%)
DeAm Large-Cap Value
2003                                          7,016,075                            70,284,651                0.65 - 2.40%              0.70%
          High Charge Level (240 bps)                               12.32                                                                             23.56%
          Low Charge Level (65 bps)                                  9.77                                                                             25.77%
2002                                          5,640,550                            43,854,980                0.65 - 2.40%              0.34%
          High Charge Level (240 bps)                                9.97                                                                             (0.03%)
          Low Charge Level (65 bps)                                  7.77                                                                            (15.85%)
2001                                          4,575,558              9.15          41,867,147                       1.25%              0.06%          (6.86%)
DeAm Small-Cap Growth
2003                                         43,078,181                         $ 390,757,155                0.65 - 2.40%                  -
          High Charge Level (240 bps)                               13.98                                                                             44.04%
          Low Charge Level (65 bps)                                  9.27                                                                             46.62%
2002                                         46,270,883                           284,715,693                0.65 - 2.40%                  -
          High Charge Level (240 bps)                                9.71                                                                             (0.35%)
          Low Charge Level (65 bps)                                  6.32                                                                            (26.94%)
2001                                         60,703,791              8.46         513,314,354                       1.25%                  -         (29.43%)
DeAm Small-Cap Value 1
2003                                          4,135,661                            46,726,995                0.65 - 2.40%               0.06%
          High Charge Level (240 bps)                               14.11                                                                             40.02%
          Low Charge Level (65 bps)                                 11.00                                                                             42.52%
2002                                          1,070,115                             8,255,419                0.65 - 2.40%                   -
          High Charge Level (240 bps)                               10.08                                                                              0.09%
          Low Charge Level (65 bps)                                  7.72                                                                            (15.33%)
Federated Aggressive Growth
2003                                         17,696,713                           186,698,252                0.65 - 2.40%                   -
          High Charge Level (240 bps)                               16.30                                                                             65.43%
          Low Charge Level (65 bps)                                  8.49                                                                             68.39%
2002                                          7,054,451                            38,807,731                0.65 - 2.40%                   -
          High Charge Level (240 bps)                                9.86                                                                             (0.17%)
          Low Charge Level (65 bps)                                  5.04                                                                            (29.65%)
2001                                         6,499,066               7.10          46,167,956                       1.25%                0.02%       (21.73%)
Federated High Yield Bond
2003                                        61,278,267                            860,658,494                0.65 - 2.40%                6.36%
          High Charge Level (240 bps)                               12.17                                                                             18.67%
          Low Charge Level (65 bps)                                 15.90                                                                             20.80%
2002                                        47,108,149                            571,448,702                0.65 - 2.40%               10.51%
          High Charge Level (240 bps)                               10.26                                                                              0.31%
          Low Charge Level (65 bps)                                 13.17                                                                             (0.61%)
2001                                        39,130,467              12.64         494,603,861                       1.25%               10.89%        (1.26%)
Gabelli All-Cap Value
2003                                        17,029,290                            178,003,502                0.65 - 2.40%                0.68%
          High Charge Level (240 bps)                               13.31                                                                             32.60%
          Low Charge Level (65 bps)                                 10.41                                                                             34.97%
2002                                        14,512,425                            110,954,956                0.65 - 2.40%                0.72%
          High Charge Level (240 bps)                               10.04                                                                              0.04%
          Low Charge Level (65 bps)                                  7.71                                                                            (21.23%)
2001                                        14,934,570               9.71         144,955,652                       1.25%                0.03%        (3.55%)
Gabelli Small-Cap Value
2003                                        49,565,293                          $ 763,347,794                0.65 - 2.40%                0.18%
          High Charge Level (240 bps)                               13.35                                                                             32.53%
          Low Charge Level (65 bps)                                 17.74                                                                             34.90%
2002                                        40,876,983                            493,562,701                0.65 - 2.40%                0.45%
          High Charge Level (240 bps)                               10.08                                                                              0.09%
          Low Charge Level (65 bps)                                 13.15                                                                             (9.97%)
2001                                       35,483,530               14.08         499,641,677                       1.25%                 0.48%        5.48%
Goldman Sachs Concentrated Growth
2003                                       49,868,112                           1,118,525,070                0.65 - 2.40%                 0.34%
          High Charge Level (240 bps)                               11.56                                                                             22.24%
          Low Charge Level (65 bps)                                 22.02                                                                             24.43%
2002                                       60,039,938                           1,118,623,901                0.65 - 2.40%          0.81%
          High Charge Level (240 bps)                                9.46                                                                             (0.66%)
          Low Charge Level (65 bps)                                 17.69                                                                            (30.29%)
2001                                       84,116,221                7.71       2,331,057,650                       1.25%                     -      (32.63%)
Goldman Sachs Mid-Cap Growth
2003                                       30,464,599                             158,036,066                0.65 - 2.40%                     -
          High Charge Level (240 bps)                               12.68                                                                             28.44%
          Low Charge Level (65 bps)                                  3.70                                                                             30.74%
2002                                       18,856,270                              59,604,210                0.65 - 2.40%                     -
          High Charge Level (240 bps)                                9.87                                                                             (0.16%)
          Low Charge Level (65 bps)                                  2.83                                                                            (27.93%)
2001                                       17,045,776                3.88          66,137,168                       1.25%                 0.08%      (41.01%)
Goldman Sachs Small-Cap Value
2003                                       18,000,465                             334,075,526                0.65 - 2.25%                 0.81%
          High Charge Level (225 bps)                               16.67                                                                             37.91%
          Low Charge Level (65 bps)                                 19.98                                                                             40.17%
2002                                       22,931,650                             308,288,769                0.65 - 2.40%                 0.42%
          High Charge Level (240 bps)                               10.09                                                                              0.11%
          Low Charge Level (65 bps)                                 14.25                                                                             (8.53%)
2001                                       26,220,860               15.12         396,338,558                       1.25%                     -        8.37%
Invesco Capital Income
2003                                       34,631,684                             624,660,252                0.65 - 2.40%                 2.46%
          High Charge Level (240 bps)                               11.58                                                                             17.06%
          Low Charge Level (65 bps)                                 20.31                                                                             19.16%
2002                                       41,317,234                            646,536,064                0.65 - 2.40%                 2.87%
          High Charge Level (240 bps)                                9.89                                                                             (0.13%)
          Low Charge Level (65 bps)                                 17.04                                                                            (18.02%)
2001                                       48,595,962               19.84        964,044,028                       1.25%                  2.30%       (9.87%)
Kinetics Internet 2
2002                                                -                                    $ -                0.65 - 1.65%                  0.19%
          High Charge Level (165 bps)                                                 -                                                               (0.28%)
          Low Charge Level (65 bps)                                                   -                                                               (1.00%)
2001                                            389,350              8.24          3,208,454                       1.25%                      -        2.90%
Lord Abbett Bond Debenture
2003                                         29,164,454                          345,376,922                0.65 - 2.40%                  3.32%
          High Charge Level (240 bps)                               11.85                                                                             15.90%
          Low Charge Level (65 bps)                                 12.21                                                                             17.97%
2002                                         16,189,211                          163,890,817                0.65 - 2.40%                  2.62%
          High Charge Level (240 bps)                               10.23                                                                              0.27%
          Low Charge Level (65 bps)                                 10.35                                                                             (0.25%)
2001                                          5,506,982             10.28         56,635,959                       1.25%                  0.04%        1.59%
Marsico Capital Growth
2003                                        124,377,969                        1,688,227,674                0.65 - 2.40%                      -
          High Charge Level (240 bps)                               12.23                                                                             28.58%
          Low Charge Level (65 bps)                                 15.56                                                                             30.88%
2002                                         96,160,163                        1,064,090,824                0.65 - 2.40%                      -
          High Charge Level (240 bps)                                9.51                                                                             (0.59%)
          Low Charge Level (65 bps)                                 11.89                                                                            (16.11%)
2001                                         85,895,802             13.74       1,180,585,665                       1.25%                     -      (22.81%)
MFS Global Equity
2003                                         10,003,157                           101,775,060                0.65 - 2.40%                             0.16%
          High Charge Level (240 bps)                               12.24                                                                             24.09%
          Low Charge Level (65 bps)                                 10.01                                                                             26.31%
2002                                          7,511,785                            59,353,705                0.65 - 2.40%                 0.01%
          High Charge Level (240 bps)                                9.86                                                                             (0.17%)
          Low Charge Level (65 bps)                                  7.93                                                                            (12.83%)
2001                                          5,806,567              8.94          51,931,371                       1.25%                     -      (11.23%)
MFS Growth
2003                                         82,050,979                           587,305,149                0.65 - 2.40%                     -
          High Charge Level (240 bps)                               11.35                                                                             19.95%
          Low Charge Level (65 bps)                                  7.10                                                                             22.10%
2002                                         90,640,344                           520,897,076                0.65 - 2.40%                     -
          High Charge Level (240 bps)                                9.46                                                                             (0.65%)
          Low Charge Level (65 bps)                                  5.82                                                                            (28.64%)
2001                                        117,716,242              8.02         943,892,034                       1.25%                 0.00%      (22.78%)
MFS Growth with Income
2003                                         12,899,283                         $ 108,240,110                0.65 - 2.40%                 0.37%
          High Charge Level (240 bps)                               11.53                                                                             18.79%
          Low Charge Level (65 bps)                                  8.27                                                                             20.92%
2002                                         12,733,020                            86,558,358                0.65 - 2.40%                 0.44%
          High Charge Level (240 bps)                                9.71                                                                             (0.35%)
          Low Charge Level (65 bps)                                  6.84                                                                            (22.13%)
2001                                         11,896,688              8.64         102,759,926                       1.25%                 0.13%      (16.65%)
Money Market
2003                                        142,666,269                         1,735,626,811                0.65 - 2.40%                0.64%
          High Charge Level (240 bps)                                9.80                                                                             (1.79%)
          Low Charge Level (65 bps)                                 13.80                                                                             (0.03%)
2002                                        214,020,495                         2,711,656,868                0.65 - 2.40%                1.28%
          High Charge Level (240 bps)                                9.98                                                                             (0.02%)
          Low Charge Level (65 bps)                                 13.81                                                                              0.63%
2001                                        184,612,059             13.24       2,445,129,183                       1.25%                3.59%         2.32%
Neuberger & Berman Mid-Cap Growth
2003                                         23,386,566                           350,659,691                0.65 - 2.40%                    -
          High Charge Level (240 bps)                               12.11                                                                             27.43%
          Low Charge Level (65 bps)                                 17.62                                                                             29.72%
2002                                        22,949,001                            280,546,742                0.65 - 2.40%                    -
          High Charge Level (240 bps)                                9.51                                                                             (0.60%)
          Low Charge Level (65 bps)                                 13.59                                                                            (31.66%)
2001                                        25,717,164              18.95         487,415,278                       1.25%                    -       (26.83%)
Neuberger & Berman Mid-Cap Value
2003                                        49,659,568                          1,011,755,055                0.65 - 2.40%                0.21%
          High Charge Level (240 bps)                               13.27                                                                             33.05%
          Low Charge Level (65 bps)                                 24.04                                                                             35.44%
2002                                        45,014,353                            750,296,836                0.65 - 2.40%                0.52%
          High Charge Level (240 bps)                                9.97                                                                             (0.03%)
          Low Charge Level (65 bps)                                 17.75                                                                            (11.14%)
2001                                        47,298,313              20.16         953,653,982                       1.25%                0.14%        (4.39%)
PBHG Small-Cap Growth
2003                                        19,781,570                            328,021,254                0.65 - 2.40%                    -
          High Charge Level (240 bps)                               13.43                                                                               41.76%
          Low Charge Level (65 bps)                                 19.55                                                                               44.30%
2002                                        20,229,481                            246,736,903                0.65 - 2.40%                    -
          High Charge Level (240 bps)                                9.47                                                                             (0.64%)
          Low Charge Level (65 bps)                                 13.55                                                                            (34.83%)
2001                                        23,048,821              19.84         457,181,229                       1.25%                    -        (7.78%)
PIMCO Limited Maturity Bond
2003                                        74,965,699                          $ 998,795,158                0.65 - 2.40%                2.15%
          High Charge Level (240 bps)                               10.16                                                                              0.81%
          Low Charge Level (65 bps)                                 15.42                                                                              2.61%
2002                                        76,971,617                          1,051,871,089                0.65 - 2.40%                4.35%
          High Charge Level (240 bps)                               10.08                                                                              0.09%
          Low Charge Level (65 bps)                                 15.03                                                                              5.52%
2001                                        42,410,807              13.61         577,333,950                       1.25%                4.57%         6.46%
PIMCO Total Return Bond
2003                                       138,372,942                          2,076,469,346                0.65 - 2.40%                3.64%
          High Charge Level (240 bps)                               10.45                                                                              2.79%
          Low Charge Level (65 bps)                                 18.39                                                                              4.64%
2002                                       141,069,615                          2,216,132,059                0.65 - 2.40%                3.90%
          High Charge Level (240 bps)                               10.16                                                                              0.20%
          Low Charge Level (65 bps)                                 17.58                                                                              8.51%
2001                                        99,028,465              15.46       1,530,902,033                       1.25%                 4.73%        7.34%
Sanford Bernstein Core Value
2003                                        17,015,358                            190,735,631                0.65 - 2.40%                0.72%
          High Charge Level (240 bps)                               12.62                                                                             25.23%
          Low Charge Level (65 bps)                                 11.09                                                                             27.48%
2002                                        22,845,449                            198,131,794                0.65 - 2.40%          0.18%
          High Charge Level (240 bps)                               10.07                                                                              0.09%
          Low Charge Level (65 bps)                                  8.70                                                                            (13.81%)
2001                                         4,207,869              10.04          42,266,883                       1.25%                    -          0.30%
Sanford Bernstein Managed Index 500
2003                                        44,902,347                            520,581,722                0.65 - 2.40%                1.20%
          High Charge Level (240 bps)                               12.18                                                                             24.26%
          Low Charge Level (65 bps)                                 12.36                                                                             26.49%
2002                                        45,680,242                            424,773,411                0.65 - 2.40%                1.15%
          High Charge Level (240 bps)                                9.80                                                                             (0.24%)
          Low Charge Level (65 bps)                                  9.77                                                                            (21.15%)
2001                                        48,018,721              12.03         577,437,079                       1.25%                0.22%       (11.28%)
Scudder Japan 3
2002                                                 -                                      -                0.65 - 1.65%                    -
          High Charge Level (165 bps)                                                 -                                                                4.30%
          Low Charge Level (65 bps)                                                   -                                                                2.15%
2001                                           596,230               5.09           3,035,133                       1.25%                    -        (38.31%)
Strong International Equity
2003                                        15,962,091                          $ 332,695,658                0.65 - 2.40%                0.78%
          High Charge Level (240 bps)                               12.68                                                                             27.47%
          Low Charge Level (65 bps)                                 16.49                                                                             29.75%
2002                                        18,007,797                            311,089,214                0.65 - 2.40%                0.68%
          High Charge Level (240 bps)                                9.95                                                                             (0.06%)
          Low Charge Level (65 bps)                                 12.71                                                                            (18.95%)
2001                                        17,388,860              24.28         422,244,622                       1.25%                0.19%       (23.83%)
T. Rowe Price Asset Allocation
2003                                        19,492,726                            353,143,102                0.65 - 2.40%                2.41%
          High Charge Level (240 bps)                               12.05                                                                             21.04%
          Low Charge Level (65 bps)                                 20.98                                                                             23.21%
2002                                        16,819,288                            264,454,961                0.65 - 2.40%                2.90%
          High Charge Level (240 bps)                                9.96                                                                             (0.05%)
          Low Charge Level (65 bps)                                 17.03                                                                            (10.47%)
2001                                        17,579,107              18.15         319,046,785                       1.25%                3.10%        (6.13%)
T. Rowe Price Global Bond
2003                                        17,474,718                            227,916,652                0.65 - 2.40%               3.34%
          High Charge Level (240 bps)                               11.35                                                                             10.15%
          Low Charge Level (65 bps)                                 14.28                                                                             12.13%
2002                                        17,341,771                            208,097,688                0.65 - 2.40%                   -
          High Charge Level (240 bps)                               10.31                                                                              0.37%
          Low Charge Level (65 bps)                                 12.74                                                                             14.28%
2001                                         9,668,062              10.62         102,653,229                       1.25%                   -          1.22%
T. Rowe Price Natural Resources
2003                                         8,214,933                            168,885,192                0.65 - 2.40%               1.40%
          High Charge Level (240 bps)                               13.60                                                                             30.32%
          Low Charge Level (65 bps)                                 25.68                                                                             32.65%
2002                                         6,946,347                            121,238,963                0.65 - 2.40%               1.61%
          High Charge Level (240 bps)                               10.43                                                                              0.52%
          Low Charge Level (65 bps)                                 19.36                                                                             (6.15%)
2001                                         6,565,088              19.71         129,428,870                       1.25%                1.14%        (0.71%)
William Blair International Growth
2003                                        46,081,888                            628,233,135                0.65 - 2.40%                   -
          High Charge Level (240 bps)                               13.28                                                                             36.72%
          Low Charge Level (65 bps)                                 14.43                                                                             39.17%
2002                                        31,110,564                            308,793,205                0.65 - 2.40%               4.13%
          High Charge Level (240 bps)                                9.71                                                                             (0.35%)
          Low Charge Level (65 bps)                                 10.37                                                                            (26.15%)
2001                                        40,507,419              13.54         548,295,456                       1.25%               6.01%        (24.62%)

Davis Funds:
Davis Value
2003                                           737,092                            $ 6,826,770                1.40 - 1.65%               0.86%
          High Charge Level (165 bps)                               12.79                                                                             27.62%
          Low Charge Level (140 bps)                                 9.24                                                                             27.94%
2002                                           660,802                              4,771,411                1.40 - 2.15%               0.70%
          High Charge Level (215 bps)                               10.02                                                                              0.02%
          Low Charge Level (140 bps)                                 7.22                                                                            (17.43%)
2001                                           617,727               8.75           5,402,164                       1.25%                   -        (12.01%)

Evergreen Funds:
VA Blue Chip 4
2003                                                 -                                      -                1.40 - 2.40%                   -
          High Charge Level (240 bps)                                                 -                                                               13.94%
          Low Charge Level (140 bps)                                                  -                                                               14.96%
2002                                          463,307                              2,633,117                1.40 - 2.40%                0.27%
          High Charge Level (240 bps)                                9.70                                                                             (0.36%)
          Low Charge Level (140 bps)                                 5.68                                                                            (23.14%)
2001                                          526,302                7.39          3,891,203                       1.25%                0.32%        (17.78%)
VA Capital Growth 5
2003                                                -                                      -                1.40 - 2.40%                2.46%
          High Charge Level (240 bps)                                                 -                                                               10.08%
          Low Charge Level (140 bps)                                                  -                                                               11.06%
2002                                         707,212                               5,728,230                1.40 - 2.40%               0.41%
          High Charge Level (240 bps)                               10.02                                                                              0.02%
          Low Charge Level (140 bps)                                 8.10                                                                            (23.60%)
2001                                         788,396                10.60          8,358,559                       1.25%               0.44%         (14.17%)
VA Equity Index 6
2003                                               -                                       -                1.40 - 2.40%               1.41%
          High Charge Level (240 bps)                                                 -                                                               22.18%
          Low Charge Level (140 bps)                                                  -                                                               23.38%
2002                                         539,595                               3,391,660                1.40 - 2.40%              1.26%
          High Charge Level (240 bps)                                9.75                                                                             (0.30%)
          Low Charge Level (140 bps)                                 6.29                                                                            (23.55%)
2001                                         526,290                 8.22          4,326,928                       1.25%              1.24%          (13.20%)
VA Foundation
2003                                         886,775                             $ 7,842,305                1.40 - 1.65%              2.25%
          High Charge Level (165 bps)                               10.40                                                                             13.86%
          Low Charge Level (140 bps)                                 8.84                                                                             14.15%
2002                                         949,349                               7,354,951                1.40 - 2.40%              2.12%
          High Charge Level (240 bps)                                9.93                                                                             (0.09%)
          Low Charge Level (140 bps)                                 7.75                                                                            (10.93%)
2001                                       1,019,799                 8.70          8,870,162                       1.25%               2.32%          (9.85%)
VA Fund
2003                                         285,261                               2,973,771                1.40 - 1.65%                   -
          High Charge Level (165 bps)                               10.42                                                                              0.31%
          Low Charge Level (140 bps)                                10.42                                                                              0.31%
VA Global Leaders 7
2003                                               -                                      -                0.65 - 2.40%               0.64%
          High Charge Level (240 bps)                                                 -                                                               14.08%
          Low Charge Level (65 bps)                                                   -                                                               15.87%
2002                                       1,785,421                             12,719,464                0.65 - 2.40%               0.71%
          High Charge Level (240 bps)                                9.66                                                                             (0.40%)
          Low Charge Level (65 bps)                                  7.25                                                                            (20.78%)
2001                                       1,520,376                 9.00        13,688,682                       1.25%               0.28%         (14.64%)
VA Growth & Income
2003                                         574,860                              6,026,736                1.40 - 1.65%              0.03%
          High Charge Level (165 bps)                               10.48                                                                              0.36%
          Low Charge Level (140 bps)                                10.48                                                                              0.36%
VA International Equity
2003                                       1,729,998                             18,720,657                0.65 - 2.40%              8.52%
          High Charge Level (240 bps)                               12.71                                                                             28.03%
          Low Charge Level (65 bps)                                 10.46                                                                              0.34%
2002                                         45,975                                 377,265                1.40 - 2.40%              1.43%
          High Charge Level (240 bps)                                9.92                                                                             (0.09%)
          Low Charge Level (140 bps)                                 8.21                                                                            (11.72%)
2001                                         45,358                  9.30           421,638                       1.25%              0.47%           (16.80%)
VA Omega
2003                                      3,868,364                              28,768,390                0.65 - 2.40%                  -
          High Charge Level (240 bps)                               13.13                                                                             36.68%
          Low Charge Level (65 bps)                                  9.36                                                                             39.13%
2002                                      2,670,586                              13,350,314                0.65 - 2.40%                 -
          High Charge Level (240 bps)                                9.61                                                                             (0.47%)
          Low Charge Level (65 bps)                                  6.73                                                                            (25.87%)
2001                                      2,585,848                  6.71        17,341,986                       1.25%                 -            (10.73%)
VA Perpetual International 20
2001                                              -                     -               $ -                       1.25%             0.85%            (21.21%)
VA Special Equity
2003                                      5,050,359                              55,977,860                0.65 - 2.25%                 -
          High Charge Level (225 bps)                                8.83                                                                             48.56%
          Low Charge Level (65 bps)                                 11.08                                                                             50.98%
2002                                      2,553,384                              18,350,688                0.65 - 2.40%                 -
          High Charge Level (240 bps)                                9.85                                                                             (0.18%)
          Low Charge Level (65 bps)                                  7.34                                                                            (27.65%)
2001                                      2,540,062                  9.98        25,340,271                       1.25%                 -             (9.39%)
VA Special Values
2003                                        312,372                               4,886,867                1.40 - 1.65%             0.12%
          High Charge Level (165 bps)                               13.03                                                                             27.38%
          Low Charge Level (140 bps)                                15.68                                                                             27.70%
2002                                        318,168                               3,907,168                1.40 - 2.15%             2.25%
          High Charge Level (215 bps)                               10.22                                                                              0.27%
          Low Charge Level (140 bps)                                12.28                                                                            (13.82%)
2001                                        258,972                 14.25         3,690,353                       1.25%             0.33%             16.46%
VA Strategic Income
2003                                        520,820                               7,001,850                1.40 - 1.65%                 -
          High Charge Level (165 bps)                               11.77                                                                             14.47%
          Low Charge Level (140 bps)                                13.45                                                                             14.76%
2002                                        500,680                               5,868,995                1.40 - 2.15%             6.52%
          High Charge Level (215 bps)                               10.28                                                                              0.33%
          Low Charge Level (140 bps)                                11.72                                                                             13.91%
2001                                        341,316                 10.29         3,512,462                       1.25%             8.57%              4.72%

First Trust:
10 Uncommon Values
2003                                      2,247,231                               9,486,380                0.65 - 1.90%                 -
          High Charge Level (190 bps)                               13.17                                                                             34.35%
          Low Charge Level (65 bps)                                  4.07                                                                             36.06%
2002                                      2,222,766                               6,759,630                0.65 - 1.90%                 -
          High Charge Level (190 bps)                                9.80                                                                             (0.24%)
          Low Charge Level (65 bps)                                  2.99                                                                            (37.26%)
2001                                      2,255,266                  4.72        10,636,782                       1.25%                 -            (36.54%)
Energy
2003                                        208,614                             $ 2,838,672                1.00 - 1.25%                 -
          High Charge Level (125 bps)                               13.65                                                                             30.08%
          Low Charge Level (100 bps)                                13.61                                                                             30.41%
2002                                        228,757                               2,386,671                1.00 - 1.75%                 -
          High Charge Level (175 bps)                               10.49                                                                              0.58%
          Low Charge Level (100 bps)                                10.43                                                                             (5.47%)
Financial Services
2003                                        373,550                               4,761,175                1.00 - 1.25%                 -
          High Charge Level (125 bps)                               12.78                                                                             31.34%
          Low Charge Level (100 bps)                                12.74                                                                             31.67%
2002                                        382,046                               3,697,575                1.00 - 1.75%                 -
          High Charge Level (175 bps)                                9.73                                                                             (0.33%)
          Low Charge Level (100 bps)                                 9.68                                                                            (15.24%)
Global Target 15
2003                                        286,091                               3,049,311                1.00 - 1.25%                 -
          High Charge Level (125 bps)                               12.96                                                                             32.43%
          Low Charge Level (100 bps)                                10.59                                                                             32.76%
2002                                        293,636                               2,341,685                1.00 - 1.75%                 -
          High Charge Level (175 bps)                                9.78                                                                             (0.27%)
          Low Charge Level (100 bps)                                 7.97                                                                            (15.55%)
NASDAQ Target 15
2003                                       569,649                                5,070,373                       1.00%                 -
          High Charge Level (100 bps)                                8.90                                                                             34.66%
          Low Charge Level (100 bps)                                 8.90                                                                             34.66%
2002                                       621,380                                4,107,326                1.00 - 1.25%                 -
          High Charge Level (125 bps)                                9.71                                                                             (2.85%)
          Low Charge Level (100 bps)                                 6.61                                                                            (26.90%)
Pharmaceutical
2003                                       411,777                                4,119,206                1.00 - 1.25%                 -
          High Charge Level (125 bps)                               11.48                                                                             18.16%
          Low Charge Level (100 bps)                                 9.92                                                                             18.46%
2002                                       412,689                                3,456,678                1.00 - 1.75%                 -
          High Charge Level (175 bps)                                9.71                                                                             (0.35%)
          Low Charge Level (100 bps)                                 8.37                                                                            (29.05%)
S&P Target 24
2003                                       757,111                              $ 5,553,070                1.00 - 1.25%                 -
          High Charge Level (125 bps)                               11.89                                                                             22.55%
          Low Charge Level (100 bps)                                 7.30                                                                             22.86%
2002                                       802,267                                4,767,379                1.00 - 1.75%                 -
          High Charge Level (175 bps)                                9.69                                                                             (0.37%)
          Low Charge Level (100 bps)                                 5.94                                                                            (15.46%)
Target Managed VIP
2003                                     2,174,647                               20,497,349                1.00 - 1.25%                 -
          High Charge Level (125 bps)                               13.20                                                                             33.25%
          Low Charge Level (100 bps)                                 8.36                                                                             33.58%
2002                                     1,908,301                               12,064,638                1.00 - 1.75%                 -
          High Charge Level (175 bps)                                9.90                                                                             (0.12%)
          Low Charge Level (100 bps)                                 6.26                                                                            (21.79%)
Technology
2003                                      435,367                                 2,073,039                       1.00%                 -
          High Charge Level (100 bps)                                4.76                                                                             45.14%
          Low Charge Level (100 bps)                                 4.76                                                                             45.14%
2002                                      450,643                                 1,478,398                1.00 - 1.25%                 -
          High Charge Level (125 bps)                                9.40                                                                             (5.97%)
          Low Charge Level (100 bps)                                 3.28                                                                            (42.04%)
The Dow DART 10
2003                                      527,356                                4,269,659                1.00 - 1.25%                  -
          High Charge Level (125 bps)                               12.05                                                                             18.42%
          Low Charge Level (100 bps)                                 8.02                                                                             18.72%
2002                                      624,380                                4,217,784                1.00 - 1.75%                  -
          High Charge Level (175 bps)                               10.17                                                                              0.20%
          Low Charge Level (100 bps)                                 6.76                                                                            (19.09%)
Value Line Target 25
2003                                    1,541,426                                4,932,457                       1.00%                  -
          High Charge Level (100 bps)                                3.20                                                                             39.52%
          Low Charge Level (100 bps)                                 3.20                                                                             39.52%
2002                                    1,300,318                                2,982,318                1.00 - 1.25%                  -
          High Charge Level (125 bps)                                9.94                                                                             (0.57%)
          Low Charge Level (100 bps)                                 2.29                                                                            (43.46%)

Galaxy VIP Funds:
VIP Asset Allocation 8
2003                                            -                                      $ -                1.00 - 1.25%                 0.17%
          High Charge Level (125 bps)                                                 -                                                                0.02%
          Low Charge Level (100 bps)                                                  -                                                                0.03%
2002                                    2,322,229                               34,411,535                1.00 - 1.25%                 0.07%
          High Charge Level (125 bps)                                9.85                                                                             (1.54%)
          Low Charge Level (100 bps)                                14.82                                                                            (16.76%)
VIP Growth & Income 9
2003                                            -                                        -                1.00 - 1.25%                 0.06%
          High Charge Level (125 bps)                                                 -                                                               (0.62%)
          Low Charge Level (100 bps)                                                  -                                                               (0.60%)
2002                                     656,671                                 5,206,397                1.00 - 1.25%                 0.01%
          High Charge Level (125 bps)                                9.90                                                                             (1.03%)
          Low Charge Level (100 bps)                                 7.93                                                                            (27.02%)
VIP Money Market 10
2003                                           -                                         -                1.00 - 1.25%                 0.05%
          High Charge Level (125 bps)                                                 -                                                               (0.04%)
          Low Charge Level (100 bps)                                                  -                                                               (0.02%)
2002                                     754,142                                 9,764,381                1.00 - 1.25%                 0.02%
          High Charge Level (125 bps)                                9.99                                                                             (0.06%)
          Low Charge Level (100 bps)                                12.95                                                                              0.20%
VIP Quality Plus Bond 11
2003                                           -                                         -                1.00 - 1.25%                 0.35%
          High Charge Level (125 bps)                                                 -                                                                0.11%
          Low Charge Level (100 bps)                                                  -                                                                0.13%
2002                                     613,722                                10,203,772                1.00 - 1.25%                 0.09%
          High Charge Level (125 bps)                               10.16                                                                              1.56%
          Low Charge Level (100 bps)                                16.63                                                                              9.23%
VIP Small Company Growth 12
2003                                           -                                         -                1.00 - 1.25%                     -
          High Charge Level (125 bps)                                                 -                                                               (1.51%)
          Low Charge Level (100 bps)                                                  -                                                               (1.49%)
2002                                      287,035                                2,489,494                1.00 - 1.25%                     -
          High Charge Level (125 bps)                                9.83                                                                             (1.66%)
          Low Charge Level (100 bps)                                 8.67                                                                            (33.61%)

Gartmore Funds 13:
GVIT Developing Markets
2003                                   16,006,678                             $ 157,916,220                0.65 - 2.40%                0.08%
          High Charge Level (240 bps)                               15.47                                                                             55.87%
          Low Charge Level (65 bps)                                  9.63                                                                             58.66%
2002                                   12,059,215                                70,889,469                0.65 - 2.40%                0.13%
          High Charge Level (240 bps)                                9.93                                                                             (0.09%)
          Low Charge Level (65 bps)                                  6.07                                                                            (10.27%)
2001                                   14,095,135                    6.50        91,629,764                       1.25%                    -          (8.26%)

INVESCO Variable Investment Funds:
VIF Dynamics
2003                                    9,813,234                                85,022,169                0.65 - 2.40%                   -
          High Charge Level (240 bps)                               13.05                                                                             34.52%
          Low Charge Level (65 bps)                                  8.46                                                                             36.93%
2002                                   10,277,990                                62,724,192                0.65 - 2.40%                   -
          High Charge Level (240 bps)                                9.70                                                                             (0.36%)
          Low Charge Level (65 bps)                                  6.18                                                                            (32.34%)
2001                                   13,391,660                    8.98       120,295,329                       1.25%                   -         (32.10%)
VIF Financial Services
2003                                    7,446,589                                98,077,552                0.65 - 2.40%               0.51%
          High Charge Level (240 bps)                               12.54                                                                             26.47%
          Low Charge Level (65 bps)                                 13.81                                                                             28.74%
2002                                    8,207,393                                85,332,946                0.65 - 2.40%               0.48%
          High Charge Level (240 bps)                                9.91                                                                             (0.10%)
          Low Charge Level (65 bps)                                 10.73                                                                            (15.45%)
2001                                   11,612,048                   12.48       144,864,867                       1.25%               0.22%          (11.15%)
VIF Health Sciences
2003                                   11,072,391                               129,594,616                0.65 - 2.25%                   -
          High Charge Level (225 bps)                               10.85                                                                              1.87%
          Low Charge Level (65 bps)                                 12.19                                                                             26.95%
2002                                   12,424,845                               115,834,514                0.65 - 2.40%                   -
          High Charge Level (240 bps)                                9.51                                                                             (0.59%)
          Low Charge Level (65 bps)                                  9.60                                                                            (24.94%)
2001                                   17,419,141                   12.58       219,115,896                       1.25%                0.33%         (13.81%)
VIF Technology
2003                                   18,239,131                              $ 92,924,281                0.65 - 1.90%                    -
          High Charge Level (190 bps)                               13.35                                                                             42.53%
          Low Charge Level (65 bps)                                  5.17                                                                             44.34%
2002                                   19,761,036                                69,602,006                0.65 - 1.90%                    -
          High Charge Level (190 bps)                                9.37                                                                             (0.76%)
          Low Charge Level (65 bps)                                  3.58                                                                            (47.19%)
2001                                   26,652,622                    6.66       177,600,254                       1.25%                    -         (39.68%)
VIF Telecommunications
2003                                    8,521,392                                28,996,735                0.65 - 2.15%                    -
          High Charge Level (215 bps)                               12.39                                                                             31.42%
          Low Charge Level (65 bps)                                  3.32                                                                             33.43%
2002                                    9,858,062                                24,274,294                0.65 - 2.40%                    -
          High Charge Level (240 bps)                                9.42                                                                             (0.70%)
          Low Charge Level (65 bps)                                  2.49                                                                            (51.13%)
2001                                   13,553,158                    5.01        67,891,196                       1.25%                    -         (59.85%)

Liberty VS Funds:
Asset Allocation VS
2003                                    2,207,046                                26,543,155                       1.00%                   -
          High Charge Level (100 bps)                               12.03                                                                             15.10%
          Low Charge Level (100 bps)                                12.03                                                                             15.10%
Columbia High Yield VS
2003                                      104,701                                 1,382,325                       1.00%               6.50%
          High Charge Level (100 bps)                               13.20                                                                             11.25%
          Low Charge Level (100 bps)                                13.20                                                                             11.25%
2002                                      112,694                                 1,337,459                1.00 - 1.25%               0.13%
          High Charge Level (125 bps)                               10.14                                                                              1.40%
          Low Charge Level (100 bps)                                11.87                                                                              1.71%
Columbia Real Estate Equity VS
2003                                       42,830                                   646,143                       1.00%               2.38%
          High Charge Level (100 bps)                               15.09                                                                             32.36%
          Low Charge Level (100 bps)                                15.09                                                                             32.36%
2002                                       57,215                                   652,147                1.00 - 1.25%               0.21%
          High Charge Level (125 bps)                               10.37                                                                              3.67%
          Low Charge Level (100 bps)                                11.40                                                                              1.54%
Equity VS
2003                                    1,440,181                              $ 26,604,334                       1.00%               0.34%
          High Charge Level (100 bps)                               18.47                                                                             22.89%
          Low Charge Level (100 bps)                                18.47                                                                             22.89%
2002                                    1,675,255                                25,181,706                1.00 - 1.25%               0.03%
          High Charge Level (125 bps)                                9.59                                                                             (4.10%)
          Low Charge Level (100 bps)                                15.03                                                                            (28.36%)
Federal Securities VS
2003                                      781,490                                 7,912,658                       1.00%                   -
          High Charge Level (100 bps)                               10.13                                                                              0.93%
          Low Charge Level (100 bps)                                10.13                                                                              0.93%
Money Market VS
2003                                      591,046                                 5,895,419                       1.00%               0.13%
          High Charge Level (100 bps)                                9.97                                                                             (0.19%)
          Low Charge Level (100 bps)                                 9.97                                                                             (0.19%)
Small Company Growth VS
2003                                      151,571                                 2,277,895                       1.00%                   -
          High Charge Level (100 bps)                               15.03                                                                             36.51%
          Low Charge Level (100 bps)                                15.03                                                                             36.51%

Profunds:
VP Asia 30
2003                                    3,845,051                                49,126,629                0.65 - 2.25%              0.07%
          High Charge Level (225 bps)                               10.43                                                                              0.93%
          Low Charge Level (65 bps)                                 12.78                                                                             63.85%
2002                                    2,391,617                                18,578,331                0.65 - 2.40%                  -
          High Charge Level (240 bps)                                9.86                                                                             (0.17%)
          Low Charge Level (65 bps)                                  7.80                                                                            (14.75%)
VP Banks
2003                                      517,386                                 5,759,217                0.65 - 2.40%             0.90%
          High Charge Level (240 bps)                               12.79                                                                             26.28%
          Low Charge Level (65 bps)                                 11.08                                                                             28.55%
2002                                      673,432                                 5,781,431                0.65 - 2.40%                 -
          High Charge Level (240 bps)                               10.13                                                                              0.15%
          Low Charge Level (65 bps)                                  8.62                                                                             (9.25%)
VP Basic Materials
2003                                    4,605,719                              $ 50,922,025                0.65 - 2.15%             0.27%
          High Charge Level (215 bps)                               13.31                                                                             28.75%
          Low Charge Level (65 bps)                                 11.13                                                                             30.72%
2002                                      454,639                                 3,851,799                0.65 - 2.40%                 -
          High Charge Level (240 bps)                               10.33                                                                              0.40%
          Low Charge Level (65 bps)                                  8.52                                                                             (9.96%)
VP Bear
2003                                    5,782,535                                53,661,698                0.65 - 2.50%                 -
          High Charge Level (250 bps)                                9.29                                                                             (1.56%)
          Low Charge Level (65 bps)                                 10.45                                                                            (25.08%)
2002                                    5,916,783                                77,642,614                0.65 - 2.40%             0.29%
          High Charge Level (240 bps)                               10.12                                                                              0.15%
          Low Charge Level (65 bps)                                 13.95                                                                             20.03%
2001                                    3,059,897                   11.54        35,300,301                       1.25%                  -            14.48%
VP Biotechnology
2003                                    1,929,427                                14,278,862                0.65 - 1.90%                  -
          High Charge Level (190 bps)                               13.53                                                                             37.13%
          Low Charge Level (65 bps)                                  7.27                                                                             38.88%
2002                                    2,705,640                                14,211,616                0.65 - 1.90%              -
          High Charge Level (190 bps)                                9.86                                                                             (0.16%)
          Low Charge Level (65 bps)                                  5.23                                                                            (37.92%)
2001                                    5,093,235                    8.37        42,620,918                       1.25%                  -         (15.38%)
VP Bull
2003                                   13,720,881                               137,283,735                0.65 - 2.40%                  -
          High Charge Level (240 bps)                               11.94                                                                             22.57%
          Low Charge Level (65 bps)                                 10.01                                                                             24.77%
2002                                    7,699,930                                61,470,741                0.65 - 2.40%                  -
          High Charge Level (240 bps)                                9.74                                                                             (0.31%)
          Low Charge Level (65 bps)                                  8.02                                                                            (13.28%)
VP Consumer Cyclical
2003                                      403,045                                 3,777,286                0.65 - 2.40%                  -
          High Charge Level (240 bps)                               11.59                                                                             23.76%
          Low Charge Level (65 bps)                                  9.19                                                                             25.97%
2002                                      473,010                                 3,438,705                0.65 - 2.40%                  -
          High Charge Level (240 bps)                                9.37                                                                             (0.76%)
          Low Charge Level (65 bps)                                  7.29                                                                            (18.16%)
VP Consumer Non-Cyclical
2003                                      244,725                               $ 2,406,488                0.65 - 2.25%              0.38%
          High Charge Level (225 bps)                               10.67                                                                              1.48%
          Low Charge Level (65 bps)                                  9.81                                                                             17.69%
2002                                      596,903                                 4,951,920                0.65 - 2.40%                  -
          High Charge Level (240 bps)                                9.90                                                                             (0.12%)
          Low Charge Level (65 bps)                                  8.33                                                                            (11.19%)
VP Energy
2003                                    4,640,216                                44,342,460                0.65 - 2.40%                  -
          High Charge Level (240 bps)                               12.07                                                                             19.34%
          Low Charge Level (65 bps)                                  9.26                                                                             21.48%
2002                                    2,508,817                                19,239,972                0.65 - 2.40%                  -
          High Charge Level (240 bps)                               10.11                                                                              0.13%
          Low Charge Level (65 bps)                                  7.63                                                                            (17.58%)
2001                                    2,299,149                    9.19        21,123,539                       1.25%                  -            (7.66%)
VP Europe 30
2003                                   12,852,129                               108,778,242                0.65 - 2.25%              0.20%
          High Charge Level (225 bps)                               11.09                                                                              2.39%
          Low Charge Level (65 bps)                                  8.14                                                                             37.83%
2002                                    2,901,626                                17,373,410                0.65 - 2.40%                  -
          High Charge Level (240 bps)                                9.69                                                                             (0.37%)
          Low Charge Level (65 bps)                                  5.91                                                                            (26.25%)
2001                                    5,711,763                    7.87        44,975,990                       1.25%                  -           (25.18%)
VP Financial
2003                                    1,706,565                                17,790,626                0.65 - 2.15%              0.17%
          High Charge Level (215 bps)                               12.42                                                                             26.21%
          Low Charge Level (65 bps)                                 10.06                                                                             28.15%
2002                                    1,404,659                                11,125,290                0.65 - 2.40%                  -
          High Charge Level (240 bps)                                9.84                                                                             (0.20%)
          Low Charge Level (65 bps)                                  7.85                                                                            (15.44%)
2001                                    2,154,106                    9.22        19,854,014                       1.25%                  -            (7.38%)
VP Healthcare
2003                                    2,641,542                                23,349,294                0.65 - 2.40%                  -
          High Charge Level (240 bps)                               10.99                                                                             14.61%
          Low Charge Level (65 bps)                                  8.44                                                                             16.66%
2002                                    1,863,359                                13,631,553                0.65 - 2.40%                  -
          High Charge Level (240 bps)                                9.59                                                                             (0.50%)
          Low Charge Level (65 bps)                                  7.23                                                                            (23.19%)
2001                                    3,489,097                    9.35        32,629,559                       1.25%                  -            (6.11%)
VP Industrial
2003                                    1,160,314                              $ 11,751,557                0.65 - 2.15%                  -
          High Charge Level (215 bps)                               12.81                                                                             25.64%
          Low Charge Level (65 bps)                                 10.18                                                                             27.57%
2002                                      142,806                                 1,134,128                0.65 - 2.40%                  -
          High Charge Level (240 bps)                               10.20                                                                              0.24%
          Low Charge Level (65 bps)                                  7.98                                                                            (13.55%)
VP Internet
2003                                      986,421                                14,856,990                0.65 - 1.90%                  -
          High Charge Level (190 bps)                               16.67                                                                             74.61%
          Low Charge Level (65 bps)                                 15.25                                                                             76.83%
2002                                    3,365,832                                28,883,787                0.65 - 1.90%                  -
          High Charge Level (190 bps)                                9.55                                                                             (0.55%)
          Low Charge Level (65 bps)                                  8.63                                                                             (9.23%)
VP Japan
2003                                    2,740,092                                25,192,150                0.65 - 2.15%                  -
          High Charge Level (215 bps)                               12.67                                                                             24.05%
          Low Charge Level (65 bps)                                  9.18                                                                             25.95%
2002                                      423,667                                 3,072,749                0.65 - 2.40%                  -
          High Charge Level (240 bps)                               10.21                                                                              0.25%
          Low Charge Level (65 bps)                                  7.29                                                                            (18.20%)
VP Mid-Cap Growth
2003                                    4,689,426                                46,542,921                0.65 - 2.40%                 -
          High Charge Level (240 bps)                               12.25                                                                             24.84%
          Low Charge Level (65 bps)                                  9.85                                                                             27.08%
2002                                    1,951,944                                15,064,969                0.65 - 2.40%                 -
          High Charge Level (240 bps)                                9.81                                                                             (0.23%)
          Low Charge Level (65 bps)                                  7.75                                                                            (15.08%)
VP Mid-Cap Value
2003                                    4,741,994                                50,523,142                0.65 - 2.40%                 -
          High Charge Level (240 bps)                               13.33                                                                             32.49%
          Low Charge Level (65 bps)                                 10.41                                                                             34.86%
2002                                    1,623,274                                12,488,279                0.65 - 2.40%                 -
          High Charge Level (240 bps)                               10.06                                                                              0.07%
          Low Charge Level (65 bps)                                  7.72                                                                            (15.33%)
VP OTC
2003                                   25,158,040                             $ 153,443,704                0.65 - 2.15%                 -
          High Charge Level (215 bps)                               13.44                                                                             43.59%
          Low Charge Level (65 bps)                                  5.16                                                                             45.79%
2002                                   20,541,100                                75,788,475                0.65 - 2.40%                 -
          High Charge Level (240 bps)                                9.35                                                                             (0.78%)
          Low Charge Level (65 bps)                                  3.54                                                                            (39.02%)
2001                                   11,681,189                    5.77        67,352,846                       1.25%                 -            (39.90%)
VP Pharmaceuticals
2003                                    1,316,013                                11,849,779                0.65 - 2.40%                 -
          High Charge Level (240 bps)                                9.91                                                                              3.06%
          Low Charge Level (65 bps)                                  9.04                                                                              4.91%
2002                                      398,047                                 3,413,320                0.65 - 2.40%                 -
          High Charge Level (240 bps)                                9.62                                                                             (0.46%)
          Low Charge Level (65 bps)                                  8.62                                                                             (9.29%)
VP Precious Metals
2003                                    5,642,672                                76,188,651                0.65 - 2.50%                 -
          High Charge Level (250 bps)                               11.55                                                                              3.39%
          Low Charge Level (65 bps)                                 13.52                                                                             38.33%
2002                                    5,720,667                                55,647,939                0.65 - 2.40%                 -
          High Charge Level (240 bps)                               11.30                                                                              1.56%
          Low Charge Level (65 bps)                                  9.77                                                                             (1.54%)
VP Real Estate
2003                                    2,564,420                                35,195,649                0.65 - 2.15%             2.00%
          High Charge Level (215 bps)                               13.29                                                                             30.29%
          Low Charge Level (65 bps)                                 14.25                                                                             32.29%
2002                                    1,996,929                                20,864,731                0.65 - 2.40%             4.67%
          High Charge Level (240 bps)                               10.20                                                                              0.24%
          Low Charge Level (65 bps)                                 10.77                                                                             (0.63%)
2001                                    3,592,834                   10.76        38,669,672                       1.25%                 -           7.19%
VP Rising Rates Opportunity
2003                                    5,315,681                                 41,217,552                0.65 - 2.40%                 -
          High Charge Level (240 bps)                                9.07                                                                             (6.41%)
          Low Charge Level (65 bps)                                  7.69                                                                             (4.74%)
2002                                    889,614                                   7,167,747                0.65 - 2.40%                 -
          High Charge Level (240 bps)                                9.69                                                                             (0.38%)
          Low Charge Level (65 bps)                                  8.07                                                                            (12.95%)
VP Semiconductor
2003                                  1,915,121                                $ 18,306,502                0.65 - 1.90%                 -
          High Charge Level (190 bps)                               15.93                                                                             84.74%
          Low Charge Level (65 bps)                                  9.67                                                                             87.10%
2002                                    736,544                                   3,789,129                0.65 - 1.90%                 -
          High Charge Level (190 bps)                                8.62                                                                             (1.66%)
          Low Charge Level (65 bps)                                  5.17                                                                            (32.42%)
VP Short OTC
2003                                  4,453,229                                  30,228,856                0.65 - 2.40%             0.76%
          High Charge Level (240 bps)                                6.38                                                                            (38.81%)
          Low Charge Level (65 bps)                                  6.90                                                                            (37.71%)
2002                                  1,273,948                                  14,028,043                0.65 - 2.40%                 -
          High Charge Level (240 bps)                               10.43                                                                              0.52%
          Low Charge Level (65 bps)                                 11.07                                                                              7.22%
VP Small-Cap Growth
2003                                 14,600,310                                 153,408,108                0.65 - 2.40%                 -
          High Charge Level (240 bps)                               12.98                                                                             31.10%
          Low Charge Level (65 bps)                                 10.34                                                                             33.45%
2002                                  3,107,525                                  23,967,965                0.65 - 2.40%                 -
          High Charge Level (240 bps)                                9.90                                                                             (0.12%)
          Low Charge Level (65 bps)                                  7.75                                                                            (15.13%)
VP Small-Cap Value
2003                                 14,977,525                                 147,141,957                0.65 - 2.40%                 -
          High Charge Level (240 bps)                               13.33                                                                             31.45%
          Low Charge Level (65 bps)                                  9.55                                                                             33.81%
2002                                  4,098,250                                  29,160,830                0.65 - 2.40%                 -
          High Charge Level (240 bps)                               10.14                                                                              0.17%
          Low Charge Level (65 bps)                                  7.14                                                                            (19.21%)
VP Technology
2003                                  3,794,916                                  20,788,095                0.65 - 1.90%                 -
          High Charge Level (190 bps)                               13.30                                                                             43.19%
          Low Charge Level (65 bps)                                  5.09                                                                             45.02%
2002                                  3,619,421                                  13,170,856                0.65 - 1.90%                 -
          High Charge Level (190 bps)                                9.29                                                                             (0.86%)
          Low Charge Level (65 bps)                                  3.51                                                                            (41.07%)
2001                                  2,524,295                      5.91         4,136,919                       1.25%                 -            (38.54%)
VP Telecommunications
2003                                  1,363,145                                 $ 7,490,179                0.65 - 2.15%                 -
          High Charge Level (215 bps)                               10.05                                                                              0.26%
          Low Charge Level (65 bps)                                  4.49                                                                              1.80%
2002                                  3,677,413                                  16,790,652                0.65 - 2.40%                 -
          High Charge Level (240 bps)                               10.02                                                                              0.03%
          Low Charge Level (65 bps)                                  4.41                                                                            (38.24%)
2001                                    583,065                      7.10        95,662,983                       1.25%                 -            (27.38%)
VP U.S. Government Plus
2003                                  3,342,258                                  36,696,161                0.65 - 2.15%             3.92%
          High Charge Level (215 bps)                                9.72                                                                             (4.64%)
          Low Charge Level (65 bps)                                 11.27                                                                             (3.18%)
2002                                 10,741,332                                 124,290,371                0.65 - 2.40%             1.63%
          High Charge Level (240 bps)                               10.19                                                                              0.23%
          Low Charge Level (65 bps)                                 11.64                                                                             10.98%
VP Ultra Bull
2003                                  7,766,455                                  59,634,749                0.65 - 1.90%                 -
          High Charge Level (190 bps)                               14.42                                                                             50.03%
          Low Charge Level (65 bps)                                  7.26                                                                             51.94%
2002                                  7,378,804                                  35,369,793                0.65 - 1.90%                 -
          High Charge Level (190 bps)                                9.61                                                                             (0.47%)
          Low Charge Level (65 bps)                                  4.78                                                                            (36.52%)
2001                                  7,628,819                      7.47        56,987,150                       1.25%                 -            (23.84%)
VP Ultra Mid-Cap
2003                                  3,833,081                                  38,352,066                0.65 - 2.40%                 -
          High Charge Level (240 bps)                               16.37                                                                             66.02%
          Low Charge Level (65 bps)                                  9.71                                                                             68.99%
2002                                  3,049,594                                  17,447,828                0.65 - 2.40%                 -
          High Charge Level (240 bps)                                9.86                                                                             (0.17%)
          Low Charge Level (65 bps)                                  5.75                                                                            (28.54%)
VP Ultra OTC
2003                                 77,397,873                                 110,190,184                0.65 - 1.90%                 -
          High Charge Level (190 bps)                               17.30                                                                             98.82%
          Low Charge Level (65 bps)                                  1.21                                                                            101.35%
2002                                 73,515,333                                  45,937,392                0.65 - 1.90%                 -
          High Charge Level (190 bps)                                8.70                                                                             (1.57%)
          Low Charge Level (65 bps)                                  0.60                                                                            (69.15%)
2001                                 50,124,696                      1.91        83,740,574                       1.25%                 -            (69.16%)
VP Ultra Small-Cap
2003                                  8,428,281                                $ 83,335,256                0.65 - 1.90%                 -
          High Charge Level (190 bps)                               19.43                                                                             95.67%
          Low Charge Level (65 bps)                                  9.61                                                                             98.16%
2002                                  6,340,353                                  30,345,648                0.65 - 1.90%                 -
          High Charge Level (190 bps)                                9.93                                                                             (0.08%)
          Low Charge Level (65 bps)                                  4.85                                                                            (42.98%)
2001                                 10,010,482                      8.37        14,920,314                       1.25%                 -             (8.91%)
VP Utilities
2003                                  2,837,987                                  22,637,616                0.65 - 2.15%          2.27%
          High Charge Level (215 bps)                               12.60                                                                             18.76%
          Low Charge Level (65 bps)                                  7.45                                                                             20.58%
2002                                  4,113,821                                  26,021,156                0.65 - 2.40%                 -
          High Charge Level (240 bps)                               10.60                                                                              0.73%
          Low Charge Level (65 bps)                                  6.18                                                                            (24.43%)
2001                                  1,589,344                      8.12        12,907,953                       1.25%                 -            (17.70%)

Prudential Funds:
SP Jennison Int'l Growth
2003                                  2,705,434                                  23,292,272                0.65 - 2.25%                 -
          High Charge Level (225 bps)                                7.54                                                                             36.02%
          Low Charge Level (65 bps)                                  7.87                                                                             38.24%
2002                                    696,634                                   4,152,032                0.65 - 2.40%                 -
          High Charge Level (240 bps)                                9.58                                                                             (0.50%)
          Low Charge Level (65 bps)                                  5.69                                                                            (23.34%)
2001                                    273,843                      7.39         2,023,829                       1.25%          0.11%            (17.52%)

Rydex Inc:
Rydex Nova
2003                                  2,051,127                                  11,451,799                0.65 - 1.40%                 -
          High Charge Level (140 bps)                                5.57                                                                             37.24%
          Low Charge Level (65 bps)                                  5.77                                                                             38.28%
2002                                  2,805,743                                  11,407,246                0.65 - 2.15%             5.02%
          High Charge Level (215 bps)                                9.59                                                                             (0.50%)
          Low Charge Level (65 bps)                                  4.18                                                                            (36.14%)
2001                                  3,990,618                      6.41        25,570,952                       1.25%              8.28%           (24.65%)
Rydex OTC
2003                                  8,736,764                                $ 50,307,077                0.65 - 1.65%                   -
          High Charge Level (165 bps)                               13.39                                                                             43.02%
          Low Charge Level (65 bps)                                  5.95                                                                             44.47%
2002                                 11,071,951                                  44,381,267                0.65 - 2.15%                   -
          High Charge Level (215 bps)                                9.35                                                                             (0.78%)
          Low Charge Level (65 bps)                                  4.12                                                                            (39.25%)
2001                                 15,866,046                      6.65       105,471,178                       1.25%                   -          (36.09%)
Rydex Ursa
2003                                    186,419                                  2,028,404                 1.00 - 1.40%                   -
          High Charge Level (140 bps)                               10.88                                                                            (24.72%)
          Low Charge Level (100 bps)                                11.08                                                                            (24.41%)
2002                                    239,938                                  3,467,739                0.65 - 2.15%                1.08%
          High Charge Level (215 bps)                               10.14                                                                              0.16%
          Low Charge Level (65 bps)                                 14.85                                                                             20.85%
2001                                    351,487                     12.05        4,233,769                       1.25%                6.29%           13.38%

Wells Fargo Variable Trust (WFVT):
Asset Allocation
2003                                  7,245,117                                151,438,296                1.40 - 1.90%               1.73%
          High Charge Level (190 bps)                               11.75                                                                             19.78%
          Low Charge Level (140 bps)                                20.98                                                                             20.39%
2002                                  8,339,619                                145,328,093                1.40 - 2.15%              3.00%
          High Charge Level (215 bps)                                9.81                                                                             (0.23%)
          Low Charge Level (140 bps)                                17.43                                                                            (14.07%)
2001                                 10,328,629                     20.28      209,488,644                       1.25%               1.58%            (8.26%)
Equity Income
2003                                  2,327,701                                 23,153,132                0.65 - 2.25%               1.58%
          High Charge Level (225 bps)                               15.29                                                                             23.37%
          Low Charge Level (65 bps)                                 16.10                                                                             25.39%
2002                                  1,600,734                                 12,283,990                0.65 - 2.40%               1.70%
          High Charge Level (240 bps)                                9.90                                                                             (0.12%)
          Low Charge Level (65 bps)                                 12.84                                                                            (19.79%)
2001                                  1,019,937                      9.37        9,556,312                       1.25%               1.05%            (6.74%)
Equity Value
2003                                  2,644,097                                 21,791,517                0.65 - 2.25%               1.51%
          High Charge Level (225 bps)                                8.77                                                                             22.74%
          Low Charge Level (65 bps)                                  8.54                                                                             24.75%
2002                                  3,053,622                                 20,214,845                0.65 - 2.40%               1.22%
          High Charge Level (240 bps)                                9.97                                                                             (0.04%)
          Low Charge Level (65 bps)                                  6.84                                                                            (24.58%)
2001                                  3,705,869                      8.83       32,706,250                       1.25%               0.59%            (7.70%)
Growth
2003                                  2,373,768                               $ 39,778,658                1.40 - 1.65%                   -
          High Charge Level (165 bps)                               11.65                                                                             21.55%
          Low Charge Level (140 bps)                                16.78                                                                             21.86%
2002                                  2,940,057                                 40,473,461                1.40 - 2.15%               0.12%
          High Charge Level (215 bps)                                9.58                                                                             (0.51%)
          Low Charge Level (140 bps)                                13.77                                                                            (26.88%)
2001                                  3,783,815                     18.83       71,244,836                       1.25%               0.01%         (20.34%)
International Equity
2003                                   309,343                                   2,409,034                1.40 - 1.65%               0.32%
          High Charge Level (165 bps)                               12.71                                                                             29.29%
          Low Charge Level (140 bps)                                 7.26                                                                             29.62%
2002                                   261,088                                   1,479,307                1.40 - 2.15%               0.19%
          High Charge Level (215 bps)                                9.82                                                                             (0.22%)
          Low Charge Level (140 bps)                                 5.60                                                                            (24.00%)
2001                                   205,255                       7.37        1,512,122                       1.25%               0.02%           (17.27%)
Large Company Growth
2003                                 1,878,768                                  15,553,927                1.40 - 1.90%                   -
          High Charge Level (190 bps)                               11.59                                                                             23.89%
          Low Charge Level (140 bps)                                 8.10                                                                             24.52%
2002                                 1,745,833                                  11,379,092                1.40 - 2.15%                   -
          High Charge Level (215 bps)                                9.36                                                                             (0.78%)
          Low Charge Level (140 bps)                                 6.50                                                                            (29.02%)
2001                                 1,900,437                       9.16       17,413,941                       1.25%                    -          (21.99%)
Money Market
2003                                 3,678,382                                  46,713,945                1.40 - 1.65%                0.52%
          High Charge Level (165 bps)                                9.88                                                                             (1.16%)
          Low Charge Level (140 bps)                                12.70                                                                             (0.91%)
2002                                 5,391,441                                  69,106,596                1.40 - 2.15%                1.24%
          High Charge Level (215 bps)                                9.99                                                                             (0.02%)
          Low Charge Level (140 bps)                                12.82                                                                             (0.16%)
2001                                 5,952,104                      12.84       76,417,357                       1.25%                3.53%            2.28%
Small-Cap Growth
2003                                   735,016                                   6,049,919                1.40 - 1.65%                    -
          High Charge Level (165 bps)                               13.63                                                                             39.92%
          Low Charge Level (140 bps)                                 8.02                                                                             40.28%
2002                                   777,846                                   4,454,208                1.40 - 2.15%                    -
          High Charge Level (215 bps)                                9.73                                                                             (0.32%)
          Low Charge Level (140 bps)                                 5.72                                                                            (39.08%)
2001                                   900,655                       9.38        8,450,150                       1.25%                    -           (25.44%)
Total Return Bond
2003                                 2,027,228                                $ 26,284,941                1.40 - 1.90%                3.24%
          High Charge Level (190 bps)                               10.86                                                                              6.36%
          Low Charge Level (140 bps)                                13.00                                                                              6.90%
2002                                 2,451,576                                  29,806,385                1.40 - 2.15%                6.11%
          High Charge Level (215 bps)                               10.21                                                                              0.25%
          Low Charge Level (140 bps)                                12.16                                                                              6.24%
2001                                 2,978,591                      11.44       34,087,060                       1.25%                6.19%            5.91%

-------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------------------------
* Annualized

Footnotes:
1 - Alger Gowth merged into MFS Growth on 2/16/01.
2 - Alger Mid-Cap Growth merged into Alger All Cap Growth on 2/16/01
3 - American Century International Growth II merged into American Century International Growth I on 9/24/01
4 - DeAm Bond commenced operations on 05/01/02.
5 - DeAm Large-Cap Growth commenced operations on 05/01/02.
6 - DeAm Small-Cap Value commenced operations on 05/01/02.
7 - Kinetics Internet merged into Gabelli All-Cap Value on 05/03/02.
8 - Scudder Japan merged into American Century International Growth on 05/03/02.
9 - Evergreen VA Perpetual International merged into Evergreen VA International Growth on 8/3/2001.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (continued)
FOR THE YEARS ENDED DECEMBER 31, 2003 and DECEMBER 31, 2002

-----------------------------------------------------------------------------------------------------------------------------------------------

11. FINANCIAL HIGHLIGHTS

Footnotes:
1 - Portfolios commenced as of 05/01/02.
2 - Kinetics Internet merged into Gabelli All-Cap Value as of 05/03/02.
3 - Scudder Japan merged into American Century International Growth as of 05/03/02.
4 - VA Blue Chip merged into VA Fund as of 12/5/03.
5 - VA Capital Growth merged into VA Growth & Income as of 12/5/03.
6 - VA Equity Index liquidated as of 12/23/03.
7 - VA Global Leaders merged into VA International Equity as of 12/5/03.
8 - VIP Asset Allocation merged into Liberty Asset Allocation VS as of 4/4/03.
9 - VIP Growth & Income merged into Liberty Equity VS as of 4/11/03.
10 - VIP Money Market merged into Liberty Money Market VS as of 4/4/03.
11 - VIP Quality Plus Bond merged into Liberty Federal Securities VS as of 4/4/03.
12 - VIP Small Company Growth merged into Liberty Small Company Growth VS as of 4/4/03.
13 - Montgomery changed its sub-account to Gartmore as of 6/20/03.
14 - These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
15 - These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invests.
16 - These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the Total Return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.
17 - Alger Gowth merged into MFS Growth on 02/16/01.
18 - Alger Mid-Cap Growth merged into Alger All Cap Growth on 02/16/01.
19 - American Century International Growth II merged into American Century International Growth I on 09/24/01.
20 - Evergreen VA Perpetual International merged into Evergreen VA International Growth on 08/3/2001.

* Annualized

American Skandia Life Assurance Corporation Variable Account B ("Variable Account B")
Notes to Financial Statements
December 31, 2003
----------------------------------------------------------------------------------------------------------

                                                                                                       123
1.       ORGANIZATION

American  Skandia Life Assurance  Corporation  Variable Account B, also referred to as the "Separate  Account",  is organized as a unit investment  trust, a type of investment  company,  and is registered with the Securities and Exchange  Commission  under the Investment
Company Act of 1940. The Separate Account was established by American  Skandia Life Assurance  Corporation  ("American  Skandia" or the
"Company"),  which became a majority owned  subsidiary of Prudential  Financial,  Inc. on May 1, 2003,  pursuant to Connecticut  law on
November 25,  1987.  Underss.38a-433 of the  Connecticut  General  Statutes,  the assets and  liabilities  of the Separate  Account are clearly  identified and  distinguished  from the other assets and liabilities of the Company.  The assets of the Separate  Account will not be charged with any liabilities  arising out of any other business conducted by American Skandia.  However,  the Separate Account's
obligations, including insurance benefits related to the annuities, are the obligations of American Skandia.

The Separate  Account is used as a funding vehicle for several flexible premium  deferred  variable annuity  contracts,  as well as two immediate  variable  annuities issued by American Skandia.  The following is a list of each variable annuity product funded through the
Separate Account.

LifeVest Personal Security Annuity ("PSA")                        Wells Fargo Stagecoach Extra Credit ("Stagecoach Extra
                                                                  Credit")
Alliance Capital Navigator ("ACN")                                Evergreen Skandia Harvester XTra Credit ("Harvester XTra
                                                                  Credit")
American Skandia Advisor Plan ("ASAP")                            American Skandia XTra Credit Premier ("XTra Credit Premier")
American Skandia Advisor Plan II ("ASAP II")                      American Skandia XTra Credit FOUR ("XTtra Credit FOUR")
Evergreen Skandia Harvester Variable Annuity ("Harvester          American Skandia XTra Credit FOUR Premier ("XTra Credit
Variable Annuity")                                                FOUR Premier")
American Skandia Advisor Plan II Premier ("ASAP II Premier")      American Skandia XTra Credit SIX ("XTra Credit SIX")
American Skandia Advisor Plan III ("ASAP III")                    American Skandia Protector ("AS Protector")
American Skandia Apex ("Apex")                                    Wells Fargo Stagecoach Variable Annuity ("Stagecoach")
Wells Fargo Stagecoach Apex                                       Wells Fargo Stagecoach Variable Annuity Plus ("Stagecoach
                                                                  VA+")
American Skandia Apex II ("Apex II")                              American Skandia Advisors Choice ("Choice")
American Skandia LifeVest ("ASL")                                 American Skandia Advisors Choice 2000 ("Choice 2000")
Wells Fargo Stagecoach Variable Annuity Flex ("Stagecoach Flex")  American Skandia Impact ("AS Impact")
American Skandia LifeVest Premier ("ASL Premier")                 Defined Investments Annuity
American Skandia LifeVest II ("ASL II")                           Galaxy Variable Annuity III ("Galaxy III")
American Skandia LifeVest II Premier (ASL II Premier")            American Skandia Advisors Income Annuity ("ASAIA")
American Skandia XTra Credit ("XTra Credit")                      American Skandia Variable Immediate Annuity ("ASVIA")
Stagecoach Apex II                                                Stagecoach ASAP III
Stagecoach XTra Credit SIX

The Annuities named above may be used as an investment  vehicle for "qualified"  investments,  including an IRA,  SEP-IRA,  Roth IRA or
Tax  Sheltered  Annuity (or 403(b)) or as an  investment  vehicle for  "non-qualified"  investments.  When an Annuity is purchased as a
"qualified"  investment,  it does not provide any tax advantages in addition to the preferential  treatment already available under the
Internal Revenue Code.

The Separate  Account consists of multiple  Sub-accounts,  each of which invests only in a single mutual fund or mutual fund portfolio.
The name of each Sub-account  generally  corresponds to the name of the underlying  Portfolio.  Certain Sub-accounts are available with only certain variable annuities offered through the Separate Account.

The name of each Portfolio and the corresponding Sub-account name, are provided below.

American Skandia Trust                        Wells Fargo Variable Trust                 ProFunds VP
AST Strong International Equity               International Equity                       Europe 30
AST William Blair International Growth        Small-Cap Growth                           Asia 30
AST American Century International Growth     Growth                                     Japan
AST DeAm International Equity                 Large Company Growth                       Banks
AST MFS Global Equity                         Equity Value                               Basic Materials
AST PBHG Small-Cap Growth                     Equity Income                              Biotechnology
AST DeAm Small-Cap Growth                     Asset Allocation                           Consumer Cyclical
AST Federated Aggressive Growth               Total Return Bond 2                        Consumer Non-Cyclical
AST Goldman Sachs Small-Cap Value             Money Market                               Energy
AST Gabelli Small-Cap Value                                                              Financial
AST DeAm Small-Cap Value                      Evergreen Variable Annuity Trust           Healthcare
AST Goldman Sachs Mid-Cap Growth              International Equity 3,4                   Industrial
AST Neuberger & Berman Mid-Cap Growth         Special Equity                             Internet
AST Neuberger & Berman Mid-Cap Value          Special Values 5                           Pharmaceuticals
AST Alger All-Cap Growth                      Omega                                      Precious Metals
AST Gabelli All-Cap Value                     Foundation                                 Real Estate
AST T. Rowe Price Natural Resources           Strategic Income                           Semiconductor
AST Alliance Growth                           Growth & Income 6                          Technology
AST MFS Growth                                VA Fund 7                                  Telecommunications
AST Marsico Capital Growth                                                               Utilities
AST Goldman Sachs Concentrated Growth         First Defined Portfolio Fund LLC           Bull
AST DeAm Large-Cap Growth                     Target Managed VIP                         Bear
AST DeAm Large-Cap Value                      The Dow DART 10                            UltraBull 9
AST Alliance/Bernstein Growth + Value         Global Target 15                           OTC
AST Sanford Bernstein Core Value              S&P Target 24                              Short OTC
AST Cohen & Steers Real Estate                NASDAQ Target 15                           UltraOTC
AST Sanford Bernstein Managed Index 500       Value Line(R)Target 25                      Mid-Cap Value
AST American Century Income and Growth        First Trust(R)10 Uncommon Values            Mid-Cap Growth
AST Alliance Growth & Income                  First Trust(R)Energy                        UltraMid-Cap
AST MFS Growth with Income                    First Trust(R)Financial Services            Small-Cap Value
AST INVESCO Capital Income                    First Trust(R)Pharmaceutical                Small-Cap Growth
AST DeAm Global Allocation                    First Trust(R)Technology                    UltraSmall-Cap
AST American Century Strategic Balanced                                                  U.S. Government Plus
AST T. Rowe Price Asset Allocation            INVESCO Variable Investment Funds, Inc.    Rising Rates Opportunity
AST T. Rowe Price Global Bond                 Dynamics
AST Federated High Yield                      Technology                                 Liberty Variable Investment Trust 8
AST Lord Abbett Bond-Debenture                Health Sciences                            Liberty Equity VS
AST DeAm Bond                                 Financial Services                         Columbia Real Estate Equity  VS
AST PIMCO Total Return Bond                   Telecommunications                         Columbia High Yield VS
AST PIMCO Limited Maturity Bond
AST Money Market                              Rydex Variable Trust                       Stein Roe Variable Investment Trust 8
                                              Nova                                       Liberty Small Company Growth VS
Gartmore Funds                                Ursa                                       Liberty Asset Allocation VS
GVIT Developing Markets 1                     OTC                                        Liberty Federal Securities VS
                                                                                         Liberty Money Market VS
The Prudential Series Fund, Inc.
SP Jennison International Growth                                                         Davis Funds
                                                                                         Value Fund

1.       This Sub-account was formerly "Montgomery Variable Series" and this portfolio was formerly named "Emerging Markets."
2.       This portfolio was formerly named "WFVT Corporate Bond."
3.       This portfolio was formerly named "Evergreen VA International Growth."
4.       "Evergreen VA Global Leaders" merged into "Evergreen VA International Equity."
5.       This portfolio was formerly named "Evergreen VA Small-Cap Value."
6.       "Evergreen VA Capital Growth" merged into "Evergreen VA Growth & Income."
7.       "Evergreen VA Blue Chip" merged into "Evergreen VA Fund."
8.       The portfolios of the Galaxy VIP Fund were  reorganized  into  portfolios of the Stein Roe Variable  Investment  Trust and the
     Liberty Variable Investment Trust.
9.       This portfolio was formerly named "ProFunds VP Bull Plus."

The Portfolios are not publicly traded mutual funds.  They are only available as investment  options in variable annuity  contracts and variable life insurance  policies issued by insurance  companies,  or in some cases, to  participants in certain  qualified  retirement plans.  However,  some of the  Portfolios  available as  Sub-accounts  under the Annuity are managed by the same  portfolio  advisor or sub-advisor  as a retail  mutual fund of the same or similar  name that the  Portfolio  may have been modeled  after at its  inception.
Certain  retail mutual funds may also have been modeled after a Portfolio.  While the  investment  objective and policies of the retail mutual funds and the Portfolios may be substantially  similar,  the actual  investments will differ to varying degrees.  Differences in the  performance  of the funds can be  expected,  and in some cases  could be  substantial.  The  comparison  of the  performance  of a publicly traded mutual fund with the performance of any similarly named Portfolio offered as a Sub-account is inappropriate.

See Note 4 for additional  information  about each Annuity and the charges made by the Separate  Account in relation to the Annuity and any optional benefits offered under the Annuity.

The  accompanying  financial  statements  include only contract owners' purchase  payments related to the variable  investment  options offered under the various Annuities, and does not provide information related to fixed allocations offered under the Annuities.

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     VALUATION OF INVESTMENTS

     The fair value of the investments in the  sub-accounts is based on the net asset values of the Portfolio shares held at the end of the current  period.  Transactions  are  accounted for on the trade date and dividend  income is  recognized on an accrual  basis.
     Realized gains and losses on sales of investments are determined on a first-in first-out basis.

     ESTIMATES

     The preparation of financial statements in conformity with accounting  principles generally accepted in the United States requires that management make estimates and  assumptions  that affect the reported  amounts of assets and liabilities as of the date of the financial  statements and the reported amounts of revenues and expenses during the reporting  period.  Actual results could differ from those estimates.

     INCOME TAXES

     American Skandia does not expect to incur any federal income tax liability on earnings,  or realized capital gains attributable to the Separate  Account;  therefore,  no charges for federal  income taxes are  currently  deducted  from the Separate  Account.  If
     American Skandia incurs income taxes attributable to the Separate Account, or determines that such taxes will be incurred,  it may make a charge for such taxes against the Separate Account.  Under current laws,  American Skandia may incur state and local income taxes (in  addition to premium  tax) in several  states.  The Company does not  anticipate  that these taxes will be  significant.
     However, American Skandia may make charges against the Separate Account in the event that the amount of these taxes changes.

     NEW ACCOUNTING PRONOUNCEMENT

     Statement of Position (SOP) 03-5 "Financial Highlights of Separate Accounts: An Amendment to the
     Audit and Accounting  Guide Audits of Investment  Companies"  was effective for fiscal years ending after December 15, 2003.   The
     adoption of the new  requirements of the SOP did not have a material impact on the results of operations or financial  position of the Separate Account, however the SOP did result in additional footnote disclosures.

3.       DIVIDENDS

During 2003,  certain of the  Portfolios  declared  dividends.  The amounts  accrued  and/or  accrued and paid by the Portfolios to the
Separate  Account  for its  share of the  dividends  were  reinvested  in  additional  full and  fractional  shares  of the  applicable
Portfolios.  Such additional full and fractional  shares of the Portfolios are reflected in the daily  calculation of the  accumulation unit value for each Sub-account of the Separate Account.

4.       CONTRACT CHARGES/FEATURES

Each  Annuity  funded  through  the  Separate  Account  is subject to  specific  fees and  charges,  some of which are  deducted  as an asset-based  charge by the Separate  Account,  while others are deducted either annually or at the time that certain  transactions  are made.

Insurance  Charge - The Insurance  Charge is the  combination  of the mortality and expense risk charge and the  administrative  charge deducted by the Separate  Account.  The Insurance Charge is expressed as an annual charge;  however the daily equivalent is deducted on a daily basis from the assets of the Separate  Account.  Prior to the  consolidation  of Separate  Account B (described in Note 6), the level of Insurance Charge determined which separate account was used to fund the particular annuity.

The following Insurance Charge levels apply to each Annuity product, as listed.

    Insurance Charge                                         Annuity Product Name
         0.65%            Choice,  Choice 2000,  ASAP III,  XTra Credit SIX,  Stagecoach  ASAP III,  Stagecoach  Xtra
                          Credit SIX
         1.00%            AS Impact, Defined Investments Annuity, Galaxy III
         1.25%            ASAIA, ASVIA
         1.40%            PSA, ACN, ASAP, ASAP II, Harvester Variable Annuity, ASAP II Premier, Apex, Stagecoach
                          Apex, ASL, Stagecoach Flex, ASL Premier, XTra Credit, Stagecoach Extra Credit, Harvester
                          XTra Credit, XTra Credit Premier, XTra Credit FOUR, XTra Credit FOUR Premier, AS
                          Protector, Stagecoach Variable Annuity, Stagecoach VA+
         1.65%            Apex II, ASL II, ASL II Premier, Stagecoach APEX II
         2.25%            ASAIA w/ Guarantee

Distribution  Charge - The  Distribution  Charge is deducted by the Separate Account on four American  Skandia annuity  contracts.  The
Distribution  Charge is expressed as an annual  charge;  however the daily  equivalent  is deducted on a daily basis from the assets of the Separate Account.  The charge is deducted for the number of years indicated below and then no longer applies.

   Distribution Charge                      Annuity Product Name                            Period Deducted
          0.60%                         ASAP III, Stagecoach ASAP III                    Annuity Years 1-8 only
          1.00%                  XTra Credit SIX, Stagecoach XTra Credit SIX            Annuity Years 1-10 only

Annual  Maintenance Fee - An Annual  Maintenance Fee of up to $35 is deducted at the end of each Annuity Year and upon surrender of the
Annuity.  The Annual  Maintenance Fee on certain  contracts may be less than $35, may be zero or, under certain  circumstances,  may be waived based on the Account Value of the Annuity on the anniversary date when the charge is deducted.

Transfer Fees - Transfer  Fees are charged at a rate of $10 for each transfer  after the 20th in each Annuity Year, as set forth in the respective prospectuses.

Contingent  Deferred  Sales Charges - Contingent  Deferred Sales Charges may apply to certain  withdrawals  from the annuities and upon surrender of the annuity.  When  applicable,  Contingent  Deferred Sales Charges will apply for a maximum number of years  depending on the type of contract.  The maximum  number of years may be based on the number of years since each Purchase  Payment is applied or from the issue date of the Annuity.  Certain  annuities  do not deduct a Contingent  Deferred  Sales  Charge upon  surrender or  withdrawal.
Please refer to the prospectus for your annuity contract for a complete  description of the Contingent  Deferred Sales Charge,  as well as for any exceptions to the provision that may apply to certain withdrawals during each Annuity Year.

Premium Taxes - Some states and  municipalities  impose premium taxes,  which currently range up to 3.5% on Variable  Immediate Annuity contracts.

Optional  Benefit Charges - Prior to November 18, 2002,  American  Skandia offered certain  optional  benefits as riders to the various annuity  contracts  where the  annual  charge to  purchase  the rider was  deducted  from the  annuity on an annual  basis in  arrears.
Effective as of November 18, 2002,  American  Skandia  offers riders for optional  benefits  whose annual charge is deducted on a daily basis from the assets in the  Separate  Account.  The daily  charge for the  optional  benefits  is  deducted in the same manner as the
Insurance  Charge and the  Distribution  Charge (if  applicable).  Annuity  Owners who elect to purchase an optional  benefit  purchase units of the Separate Account that reflect the Insurance  Charge,  Distribution  Charge (if applicable) and the charge for any optional benefit(s).  Annuity  owners who elected an optional  benefit  whose charge is deducted on an annual basis in arrears will  continue to have the applicable charge deducted in this manner.

Currently,  American  Skandia offers five different  optional  benefits,  as follows:  the Guaranteed  Return Option PlusSM (GRO Plus),
Guaranteed  Minimum Withdrawal  Benefit (GMWB),  Guaranteed  Minimum Income Benefit (GMIB), a Highest  Anniversary Value optional death benefit (HAV) and an Enhanced  Beneficiary  Protection  optional death benefit (EBP).  Currently,  the charge for GRO Plus, HAV and EBP is 0.25% per year,  respectively.  The charge  for GMWB is 0.35% per year and the  charge  for GMIB is 0.50% per year of the  Protected
Income Value.  Certain American Skandia annuity contracts may not be eligible to elect all or any optional benefits.

In 2003,  contract  charges are  reflected  on the  statement of changes as a reduction of units.  In prior  years,  these  charges are reflected in the statement of operations as administrative fees.

5.       ACCUMULATION UNIT VALUES

Accumulation  Unit Values (or "AUVs") are calculated for each  Sub-account  on each  Valuation Day. Each  Sub-account  may have several different AUVs based on each combination of the Insurance Charge, Distribution Charge and each available optional benefit.

----------------------- ---------------------------------------------------------------------------------------------
  Asset-based Charge                                   Description of When Applicable
        Level
----------------------- ---------------------------------------------------------------------------------------------
----------------------- ---------------------------------------------------------------------------------------------
        0.65%           Choice, Choice 2000 - No Optional Benefits
                        This asset-based charge level was formerly applicable to annuity contracts funded through
                        American Skandia Life Assurance Corporation Variable Account B (Class 2 Sub-accounts).
----------------------- ---------------------------------------------------------------------------------------------
----------------------- ---------------------------------------------------------------------------------------------
        0.90%           Choice, Choice 2000 - One 0.25% Optional Benefit
----------------------- ---------------------------------------------------------------------------------------------
----------------------- ---------------------------------------------------------------------------------------------
        1.00%           AS Impact, Defined Investments Annuity, Galaxy III - No Optional Benefits
                        This asset-based charge level was formerly applicable to annuity contracts funded through
                        American Skandia Life Assurance Corporation Variable Account B (Class 3 Sub-accounts).
----------------------- ---------------------------------------------------------------------------------------------
----------------------- ---------------------------------------------------------------------------------------------
        1.15%           Choice, Choice 2000 - Two 0.25% Optional Benefits
----------------------- ---------------------------------------------------------------------------------------------
----------------------- ---------------------------------------------------------------------------------------------
        1.25%           AS Impact, Defined Investments Annuity, Galaxy III - One 0.25% Optional Benefit

                        ASAP III, Stagecoach ASAP III - No Optional Benefits

                        ASAIA, ASVIA
                        This asset-based charge level was formerly applicable to annuity contracts funded through
                        American Skandia Life Assurance Corporation Variable Account B (Class 7 Sub-accounts).
----------------------- ---------------------------------------------------------------------------------------------
----------------------- ---------------------------------------------------------------------------------------------
        1.40%           Choice, Choice 2000 - Three 0.25% Optional Benefits

                        PSA, ACN, ASAP, ASAP II, Harvester Variable Annuity, ASAP II Premier, Apex, Stagecoach
                        Apex, ASL, Stagecoach Flex, ASL Premier, XTra Credit, Stagecoach Extra Credit, Harvester
                        XTra Credit, XTra Credit Premier, XTra Credit FOUR, XTra Credit FOUR Premier, AS Protector,
                        Stagecoach Variable Annuity, Stagecoach VA+ - No Optional Benefits
                        This asset-based charge level was formerly applicable to annuity contracts funded through
                        American Skandia Life Assurance Corporation Variable Account B (Class 1 Sub-accounts).
----------------------- ---------------------------------------------------------------------------------------------
----------------------- ---------------------------------------------------------------------------------------------
        1.50%           Defined Investments Annuity - Two 0.25% Optional Benefits

                        Choice 2000 - with HAV, EBP and GMWB

                        ASAP III - One 0.25% Optional Benefit
----------------------- ---------------------------------------------------------------------------------------------
----------------------- ---------------------------------------------------------------------------------------------
        1.65%           ACN, ASAP, ASAP II, Harvester Variable Annuity, ASAP II Premier, Apex, Stagecoach Apex,
                        ASL, Stagecoach Flex, ASL Premier, XTra Credit, Stagecoach Extra Credit, Harvester XTra
                        Credit, XTra Credit Premier, XTra Credit FOUR, XTra Credit FOUR Premier, AS Protector,
                        Stagecoach Variable Annuity, Stagecoach VA+ - One 0.25% Optional Benefit

                        XTra Credit SIX, Stagecoach XTra Credit SIX, ASL II, ASL II Premier, Apex II, Stagecoach
                        Apex II  - No Optional Benefits
                        This asset-based charge level was formerly applicable to annuity contracts funded through
                        American Skandia Life Assurance Corporation Variable Account B (Class 9 Sub-accounts).
----------------------- ---------------------------------------------------------------------------------------------
----------------------- ---------------------------------------------------------------------------------------------
        1.75%           Defined Investments Annuity - Three 0.25% Optional Benefits

                        ASAP III, Stagecoach ASAP III - Two 0.25% Optional Benefits
----------------------- ---------------------------------------------------------------------------------------------
----------------------- ---------------------------------------------------------------------------------------------
        1.90%           ASAP II, Apex, Stagecoach Apex, ASL, Stagecoach Flex, XTra Credit, Stagecoach Extra Credit,
                        XTra Credit FOUR, Stagecoach VA+ - Two 0.25% Optional Benefits

                        XTra Credit SIX, Stagecoach XTra Credit SIX, ASL II, ASL II Premier, Apex II, Stagecoach
                        APEX II  - One 0.25% Optional Benefit
----------------------- ---------------------------------------------------------------------------------------------
----------------------- ---------------------------------------------------------------------------------------------
        2.00%           ASAP III, Stagecoach ASAP III - Three 0.25% Optional Benefits
----------------------- ---------------------------------------------------------------------------------------------
----------------------- ---------------------------------------------------------------------------------------------
        2.10%           ASAP III, Stagecoach ASAP III - with HAV, EBP and GMWB
----------------------- ---------------------------------------------------------------------------------------------
----------------------- ---------------------------------------------------------------------------------------------
        2.15%           ASAP II, Apex, Stagecoach Apex, ASL, Stagecoach Flex, XTra Credit, Stagecoach Extra Credit,
                        XTra Credit FOUR - Three 0.25% Optional Benefits
----------------------- ---------------------------------------------------------------------------------------------
----------------------- ---------------------------------------------------------------------------------------------
        2.15%           XTra Credit SIX, Stagecoach XTra Credit SIX, ASL II, Apex II, Stagecoach Apex II  - Two
                        0.25% Optional Benefits
----------------------- ---------------------------------------------------------------------------------------------
----------------------- ---------------------------------------------------------------------------------------------
        2.25%           ASAP II - with HAV, EBP and GMWB

                        ASAIA w/ Guarantee*
                        *This asset-based charge level was formerly applicable to annuity contracts funded through
                        American Skandia Life Assurance Corporation Variable Account B (Class 8 Sub-accounts).
----------------------- ---------------------------------------------------------------------------------------------
----------------------- ---------------------------------------------------------------------------------------------
        2.40%           XTra Credit SIX, Stagecoach XTra Credit SIX, ASL II, Apex II, Stagecoach Apex II  - Three
                        0.25% Optional Benefits
----------------------- ---------------------------------------------------------------------------------------------
----------------------- ---------------------------------------------------------------------------------------------
        2.50%           XTra Credit SIX, Stagecoach XTra Credit SIX, ASL II, Apex II, Stagecoach Apex II - with
                        HAV, EBP and GMWB
----------------------- ---------------------------------------------------------------------------------------------

6.       CONSOLIDATION OF SEPARATE ACCOUNTS

Prior to November 18, 2002,  the Separate  Account was organized as a single  separate  account under  Connecticut  state law, with six different  Sub-account  classes structured based on the daily asset-based charge deducted by the Separate Account.  Each "class" of the
Separate  Account was registered as a distinct unit investment  trust under the Investment  Company Act.  Effective  November 18, 2002,
each Sub-account  class of the Separate  Account was  consolidated  into the unit investment trust formerly named American Skandia Life
Assurance  Corporation  Variable  Account B (Class 1  Sub-accounts),  which was renamed  American  Skandia Life  Assurance  Corporation
Variable  Account B. Effective as of November 18, 2002,  each  Sub-account of the Separate  Account has multiple Unit Prices to reflect the daily charge  deducted for each  combination of the applicable  Insurance  Charge,  Distribution  Charge (when  applicable) and the charge  for each  optional  benefit  offered  under  the  applicable  annuity  contracts  funded  through  the  Separate  Account.  The consolidation of the different classes of the Separate Account has no impact on Annuity Owners.

7.       RELATED PARTY AGREEMENTS

American  Skandia  Marketing,  Incorporated  serves as principal  underwriter and distributor of variable  annuity  contracts funded by interests in the Separate  Account,  without  remuneration  from the Separate Account.  American Skandia  Marketing,  Inc. and American
Skandia Life Assurance  Corporation are both wholly-owned  subsidiaries of American Skandia,  Inc., whose ultimate parent is Prudential
Financial, Inc.

8.       DIVERSIFICATION REQUIREMENTS

Section 817(h) of the Internal Revenue Code provides that a variable  annuity  contract,  in order to qualify as an annuity,  must have an "adequately  diversified"  segregated asset account  (including  investments in a mutual fund by the segregated asset account of the insurance  companies).  If the diversification  requirements under the Internal Revenue Code are not met and the annuity is not treated as an annuity,  the taxpayer will be subject to income tax on the annual gain in the contract.  The Treasury  Department's  regulations prescribe  the  diversification  requirements  for  variable  annuity  contracts.  The  Company  believes  the  underlying  mutual fund portfolios have continuously complied with the terms of these regulations.

VIA-T

                                                               PART C

                                                         OTHER INFORMATION

Item 24.  Financial Statements and Exhibits:

(a)      All financial statements are included in Parts A & B of this Registration Statement.

(b)      Exhibits are attached as indicated.

         (1)      Copy of the resolution of the board of directors of Depositor  authorizing the establishment of the Registrant for
                  Separate  Account B filed via EDGAR with  Post-Effective  Amendment No. 6 to Registration  Statement No. 33-87010,
                  filed March 2, 1998.

         (2)      Not applicable.  American Skandia Life Assurance Corporation maintains custody of all assets.

         (3)      (a)      Form of revised Principal  Underwriting Agreement between American Skandia Life Assurance Corporation and
                           American Skandia Marketing,  Incorporated,  formerly known as Skandia Life Equity Sales Corporation filed via EDGAR with  Post-Effective  Amendment No. 6 to Registration  Statement No.  33-87010,  filed March 2,
                           1998.

                  (b)      Form of Revised Dealer Agreement filed via EDGAR with Post-Effective Amendment No. 7 to Registration
                           Statement No. 33-87010, filed April 24, 1998.

         (4)      (a)      Copy of the Form of Annuity Contract filed via EDGAR with Initial Registration to Registration Statement
                           No. 333-93775, filed December 29, 1999.

(b)      Copy of Required Minimum Distribution Endorsement filed via EDGAR with Initial Registration to Registration Statement No.
                           333-93775, filed December 29, 1999.

(c)      Copy of percent Death Benefit Endorsement filed via EDGAR with Pre-Effective Amendment No. 1 to Registration Statement
                           No. 333-49478, filed March 14, 2001.

         (5)      (a)      A copy of the application form used with the Annuity filed via EDGAR with Initial Registration to
                           Registration Statement No. 333-93775, filed December 29, 1999.

                  (b)      Revised copy of the application form used with the Annuity filed via EDGAR with Pre-Effective Amendment
                           No. 1 to this Registration Statement No. 333-93775, filed April 28, 2000.

         (6)      a)       Copy of the certificate of incorporation of American Skandia Life Assurance  Corporation  filed via EDGAR with  Registration  Statement No. 33-44203,  CIK No.  0000881453,  Accession No. .  0000881453-04-000025,
                           filed March 24, 2004.

                  (b)      Copy of the By-Laws of American  Skandia Life  Assurance  Corporation  filed via EDGAR with  Registration
                           Statement No. 33-44202, CIK No. 0000881453, Accession No. . 0000881453-04-000025, filed March 24, 2004.

         (7)      Annuity Reinsurance Agreements between Depositor and:

                  (a)      Transamerica   Occidental  Life  Assurance   Company   effective  May  1,  1995,  filed  via  EDGAR  with
                           Post-effective Amendment No. 3 to Registration Statement No. 33-87010, filed April 25, 1996.

                  (b)      PaineWebber  Life  Insurance  Company  effective  January  1, 1995,  filed via EDGAR with  Post-effective
                           Amendment No. 3 to Registration Statement No. 33-87010, filed April 25, 1996.

                  (c)      Connecticut   General  Life  Insurance   Company   effective  January  1,  1995,  filed  via  EDGAR  with
                           Post-effective Amendment No. 3 to Registration Statement No. 33-87010, filed April 25, 1996.

         (8)      Agreements between Depositor and:

(a)      American Skandia Trust filed via EDGAR with Post-Effective  Amendment No. 4 to Registration  Statement No. 33-87010,  filed
                      February 25, 1997 (At such time,  what later became American  Skandia Trust was known as the Henderson  Global
                      Asset Trust).

(b)      Rydex Variable Trust filed via EDGAR with Post-Effective  Amendment No. 8 to Registration  Statement 33-87010,  filed April
                      26, 1999.

(c)      First  Defined  Portfolio  Fund LLC filed via EDGAR with  Post-Effective  Amendment  No. 7 to  Registration  Statement  No.
                      33-86866, filed April 26, 2000.

(d)      Evergreen  Variable  Annuity  Trust filed via EDGAR with  Post-Effective  Amendment  No. 9 to  Registration  Statement  No.
                      33-87010, filed April 26, 2000.

(e)      INVESCO Variable Investment Funds, Inc. filed via EDGAR with Post-Effective  Amendment No. 9 to Registration  Statement No.
                      33-87010, filed April 26, 2000.

(f)      ProFunds VP filed via EDGAR with  Post-Effective  Amendment No. 9 to Registration  Statement No. 33-87010,  filed April 26,
                      2000.

(g)      Prudential Series Fund, Inc. filed via EDGAR with Post-Effective Amendment No. 15 to Registration Statement No. 33-87010.

(h)      Gartmore Global Asset Management Trust filed via EDGAR with  Post-Effective  Amendment No. 2 to Registration  Statement No.
                      333-96577, filed August 6, 2003.

          (9)     Opinion and Consent of Counsel                                               FILED HEREWITH

         (10)     (a)      Consent of Pricewaterhouse Coopers LLP                              FILED HEREWITH
                  (b)      Consent of Ernst & Young LLP                                        FILED HEREWITH

         (11)     Not applicable.

         (12)     Not applicable.

         (13)     Calculation of Performance  Information  for  Advertisement  of  Performance  filed via EDGAR with  Post-Effective
                  Amendment No. 2 to Registration Statement No. 333-96577, filed August 6, 2003.

(14)     Financial Data Schedule

         (99.1)   (a) Powers of Attorney for Zafar Rashid,  Executive  Vice  President and Chief  Financial  Officer filed via EDGAR with Post-Effective Amendment No. 4 to Registration Statement No. 333-96577, filed February 17, 2004.
(b)      Powers of Attorney for James J. Avery, Director,  Vivian L. Banta, Director,  Richard J. Carbone,  Director, Helen M. Galt,
                      Director,  Ronald P.  Joelson,  Director,  Andrew J. Mako,  Director  and David R.  Odenath,  Chief  Executive
                      Officer,  President  and Director  filed with  Post-Effective  Amendment No. 5 to  Registration  Statement No.
                      333-96577.

Item 25.  Directors and Officers of the Depositor:

Effective May 1, 2003 Prudential  Financial,  Inc., a New Jersey corporation,  purchased Skandia U.S. Inc., a Delaware  corporation, and its  subsidiaries,  one of which is American Skandia Life Assurance  Corporation  ("American  Skandia"),  from Skandia Insurance
Company Ltd.  Skandia U.S. Inc. is the sole shareholder of ASI, which is the parent company of American Skandia.
As of the date this Post-Effective Amendment was filed, the Directors and Officers of the Depositor are:

As of the date this Post-Effective Amendment was filed, the Directors and Officers of the Depositor are:

Name and Principal Business Address                                    Position and Offices with Depositor
-----------------------------------                                    -----------------------------------

Robert Arena                                                           Senior Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

James J. Avery, Jr.                                                    Director
213 Washington Street
Newark, New Jersey  07102-2992

Vivian L. Banta                                                        Director
213 Washington Street
Newark, New Jersey  07102-2992

Michael Bohm                                                           Controller
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Nicholas J. Campanella                                                 Senior Vice President
213 Washington Street
Newark, New Jersey  07102-2992

Richard J. Carbone                                                     Director
213 Washington Street
Newark, New Jersey  07102-2992

Susan G. Carosi                                                        Vice President
2101 Welsh Road
Dresher, Pennsylvania 19025-5001

C. Edward Chaplin                                                      Treasurer
213 Washington Street
Newark, New Jersey  07102-2992

Timothy S. Cronin                                                      Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

John Doscher                                                           Vice President, Chief Compliance Officer
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Anne Fifick                                                            Vice President, Asset Liability & Risk Management
2 Gateway Center
Newark, New Jersey, 07102-5005

Kevin Frawley                                                          Vice President, Regulation 60 Officer
213 Washington Street
Newark, New Jersey  07102-2992

Helen M. Galt                                                          Director
213 Washington Street
Newark, New Jersey  07102-2992

Craig Gardner                                                          Vice President, Senior Investment Risk Officer
2 Gateway Center
Newark, New Jersey, 07102-5005

Helene Gurian                                                          Vice President
751 Broad Street
Newark; New Jersey 07102-3714

Timothy Harris                                                         Senior Vice President, Chief Legal Officer and Secretary
213 Washington Street
Newark, New Jersey  07102-2992

Joanne Heintz                                                          Senior Vice President, Chief Investment Officer
2 Gateway Center
Newark, New Jersey, 07102-5005

Jacob Herschler                                                        Senior Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Ronald P. Joelson                                                      Director and Senior Vice President, Asset Liability &
213 Washington Street                                                  Risk Management
Newark, New Jersey  07102-2992

Daniel O. Kane                                                         Senior Vice President, Chief Actuary
213 Washington Street
Newark, New Jersey  07102-2992

Marc S. Levine                                                         Senior Vice President
213 Washington Street
Newark, New Jersey  07102-2992

Andrew J. Mako                                                         Director
213 Washington Street
Newark, New Jersey  07102-2992

Lesley B. Mann                                                         Senior Vice President
213 Washington Street
Newark, New Jersey  07102-2992

William J. Marsh                                                       Executive Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

David R. Odenath, Jr.                                                  Chief Executive Officer, President and Director
213 Washington Street
Newark, New Jersey  07102-2992

Robert O'Donnell                                                       Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484

Philip A. Pescatore                                                    Vice President
3 Gateway Center
Newark; NJ; 07102-4061

Zafar Rashid                                                           Executive Vice President & Chief Financial Officer
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Yvonne Rocco                                                           Senior Vice President
213 Washington Street
Newark, New Jersey  07102-2992

Hayward L. Sawyer                                                      Executive Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut 06484-0883

Shirley Shao                                                           Senior Vice President
213 Washington Street
Newark, New Jersey  07102-2992

Item 26.  Persons  Controlled  by or Under Common  Control with the  Depositor or  Registrant:  The  Depositor  does not directly or indirectly control any person.  The following persons are under common control with the Depositor by American Skandia, Inc.:

(1)      American Skandia Life Assurance Corporation Variable Account B ("Variable Account B"):  Variable Account B was
         -------------------------------------------------------------------------------------
                  established under the laws of the State of Connecticut and is registered with the U.S. Securities and Exchange
                  Commission under the Investment Company Act of 1940 as a unit investment trust, which is a type of investment company.  Assets in Variable Account B may support obligations created in relation to the annuity contracts described in the Prospectus of this Registration Statement or other annuity contracts we offer.

(2)      American Skandia Life Assurance Corporation ("ASLAC"):  The organization is a stock life insurance company domiciled in
         -----------------------------------------------------
                  Connecticut with licenses in all 50 states and the District of Columbia.  ASLAC is a wholly-owned subsidiary of
                  American Skandia, Inc.

(3)      American Skandia Information Services and Technology Corporation ("ASIST"):  The organization is a general business
         --------------------------------------------------------------------------
                  corporation organized in the State of Delaware and is an affiliate of ASLAC.  Its primary purpose is to provide various types of business services to American Skandia, Inc. and all of its subsidiaries including computer systems acquisition, development and maintenance, human resources acquisition, development and management, accounting and financial reporting services and general office services.

(4)      American Skandia Marketing, Incorporated ("ASM"):  The organization is a general business corporation organized in the
         ------------------------------------------------
                  State of Delaware and is an affiliate of ASLAC.  It was formed primarily for the purpose of acting as a broker-dealer in securities.  It acts as the principal "underwriter" of annuity contracts deemed to be securities, as required by the Securities and Exchange Commission, which annuity contracts are to be issued by
                  American Skandia Life Assurance Corporation.  It provides securities law supervisory services in relation to the marketing of those products of American Skandia Life Assurance Corporation registered as securities.  It also may provide such services in relation to marketing of certain retail mutual funds.  It also has the power to carry on a general financial, securities, distribution, advisory, or investment advisory business; to act as a general agent or broker for insurance companies and to render advisory, managerial, research and consulting services for maintaining and improving managerial efficiency and operation.

(5)      American Skandia Investment Services, Incorporated ("ASISI"):  The organization is a general business corporation
         ------------------------------------------------------------
                  organized in the State of Connecticut and is an affiliate of ASLAC.  The organization is authorized to provide investment service and investment management advice in connection with the purchasing, selling, holding or exchanging of securities or other assets to insurance companies, insurance-related companies, mutual funds or business trusts.  Its primary role is expected to be as investment manager for certain mutual funds to be made available primarily through the variable insurance products of American Skandia Life Assurance Corporation, as well as a family of retail mutual funds, American Skandia Advisor Funds, Inc.

(6)      American Skandia Advisory Services, Incorporated ("ASASI"):  The organization is a general business corporation organized
         ----------------------------------------------------------
                  in the State of Delaware and is an affiliate of ASLAC.  ASASI's principal business is designing Asset Allocation
                  Program products, engaging strategists to develop Asset Allocation Models and selecting American Skandia Advisor
                  Funds, Inc. portfolios or other mutual funds unaffiliated with American Skandia Life Assurance Corporation to be recommended to investors through financial professionals.  ASASI may provide services to affiliates, including, but not limited to, designing asset allocation models.

(7)      American Skandia Fund Services, Incorporated ("ASFSI"):  The organization is a general business corporation organized in
         ------------------------------------------------------
                  the State of Delaware.  The organization is a registered transfer agent for American Skandia Advisor Funds, Inc.
                  ("ASAF") and it provides transfer agent services to ASAF.

Effective May 1, 2003,  Skandia U.S.  Inc., the sole  shareholder of ASI, which is the parent of ASLAC,  was purchased by Prudential
Financial,  Inc.  Prudential  Financial is a New Jersey insurance  holding company whose  subsidiary  companies serve individual and institutional  customers  worldwide  and include The  Prudential  Insurance  Company of America,  one of the largest life  insurance companies in the U.S.

In addition to the affiliates and/or  subsidiaries  shown above,  ASLAC holds all of the voting securities of American Skandia Trust
("AST"), a managed,  open-end  investment  company organized as a Massachusetts  business trust, other than those securities held in separate  accounts of Kemper Investors Life Insurance  Company  ("Kemper") in support of variable life insurance  policies issued by
Kemper.  The shares of this  investment  company are voted in accordance with the  instructions  of persons having  interests in the unit  investment  trust,  and ASLAC and Kemper vote the shares they hold  directly in the same manner that they vote the shares that they hold in their separate accounts.

The subsidiaries of Prudential Financial, Inc. are listed under Exhibit 21.1 of the  Annual Report on Form 10-K of Prudential
Financial, Inc., Registration No. 001-16707, filed March 10, 2004, the text of which is hereby incorporated.

Item 27.  Number of Contract Owners: As of December 31, 2003, there were 123 owners of Annuities.

Item 28.  Indemnification:  Under Section 33-320a of the Connecticut  General  Statutes,  the Depositor must indemnify a director or officer against judgments,  fines,  penalties,  amounts paid in settlement and reasonable  expenses  including  attorneys' fees, for actions  brought or  threatened  to be brought  against  him in his  capacity as a director or officer  when  certain  disinterested parties  determine  that he  acted  in good  faith  and in a manner  he  reasonably  believed  to be in the  best  interests  of the
Depositor.  In any criminal  action or proceeding,  it also must be determined that the director or officer had no reason to believe his conduct was  unlawful.  The director or officer must also be  indemnified  when he is successful on the merits in the defense of a proceeding or in  circumstances  where a court  determines that he is fairly and reasonable  entitled to be  indemnified,  and the court approves the amount.  In shareholder  derivative  suits, the director or officer must be finally adjudged not to have breached this duty to the Depositor or a court must determine that he is fairly and  reasonably  entitled to be indemnified  and must approve the amount.  In a claim based upon the  director's or officer's  purchase or sale of the  Registrants'  securities,  the director or officer may obtain  indemnification  only if a court determines that, in view of all the circumstances,  he is fairly and reasonably entitled to be indemnified  and then for such amount as the court shall  determine.  The By-Laws of American  Skandia Life Assurance
Corporation ("ASLAC") also provide directors and officers with rights of indemnification, consistent with Connecticut Law.

The foregoing statements are subject to the provisions of Section 33-320a.

Directors and officers of ASLAC and ASM can also be indemnified  pursuant to indemnity  agreements between each director and officer and American  Skandia,  Inc., a  corporation  organized  under the laws of the state of Delaware.  The  provisions  of the indemnity agreement are governed by Section 45 of the General Corporation Law of the State of Delaware.

The  directors  and officers of ASLAC and ASM are covered under a directors and officers  liability  insurance  policy.  Such policy will  reimburse  ASLAC or ASM, as  applicable,  for any payments that it shall make to directors  and officers  pursuant to law and, subject to certain exclusions  contained in the policy,  will pay any other costs,  charges and expenses,  settlements and judgments arising  from any  proceeding  involving  any  director  or officer of ASLAC or ASM,  as  applicable,  in his or her past or present capacity as such.

Registrant hereby undertakes as follows:  Insofar as indemnification  for liabilities  arising under the Securities Act of 1933 (the
"Act") may be permitted to directors,  officers and  controlling  persons of Registrant  pursuant to the  foregoing  provisions,  or otherwise,  Registrant  has been advised that in the opinion of the  Securities  and Exchange  Commission  such  indemnification  is against  public  policy as expressed in the Act and,  therefore,  is  unenforceable.  In the event that a claim for  indemnification against such liabilities  (other than the payment by Registrant of expenses  incurred or paid by a director,  officer or controlling person of  Registrant  in the  successful  defense of any action,  suit or  proceeding)  is asserted  by such  director,  officer or controlling  person in connection with the securities  being  registered,  unless in the opinion of Registrant's  counsel the matter has been settled by controlling precedent,  Registrant will submit to a court of appropriate  jurisdiction the question whether such indemnification  by it is against  public  policy as  expressed  in the Act and will be governed by the final  adjudication  of such issue.

Item 29.  Principal Underwriters:

(a)      American Skandia  Marketing,  Inc.  ("ASM"),  a subsidiary of American  Skandia,  Inc., serves as distributor and principal underwriter for flexible premium deferred annuities,  single premium deferred  annuities,  modified single premium variable life insurance  policies and flexible  premium  variable life insurance  policies issued by American Skandia Life Assurance
         Corporation.  ASM also serves as distributor  and principal  underwriter  for American  Skandia Trust and American  Skandia
         Advisor Funds, Inc.

(b)      Directors and officers of ASM

Effective May 1, 2003 Prudential  Financial,  Inc., a New Jersey corporation,  purchased Skandia U.S. Inc., a Delaware  corporation, and its  subsidiaries,  one of which is American  Skandia  Marketing,  Incorporated  ("ASM"),  from Skandia  Insurance  Company Ltd.
Skandia U.S. Inc. is the sole shareholder of ASI, which is the parent company of ASM.

As of the date this Post-Effective Amendment was filed, the Directors and Officers of ASM are:

Name and Principal Business Address                                   Position and Offices with Underwriter
-----------------------------------                                   -------------------------------------

Christopher Allegro                                                    Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Robert M. Arena                                                        Senior Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Michael Bohm                                                           Controller
One Corporate Drive
Shelton, Connecticut  06484-0883

Shaun Byrnes                                                           Senior Vice President
3 Gateway Center
Newark; New Jersey  07102-4061

Nicholas Campanella                                                    Senior Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Susan Carosi                                                           Chief Anti-Money Laundering Officer
2101 Welsh Road
Dresher; Pennsylvania  19025-5001

C. Edward Chaplin                                                      Treasurer
213 Washington Street
Newark, New Jersey  07102-2992

Timothy S. Cronin                                                      Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Paul DeSimone                                                          Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

John Doscher                                                           Senior Vice President and Chief Compliance Officer
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Robert F. Gunia                                                        Senior Vice President
3 Gateway Center
Newark; New Jersey 07102-4061

Timothy Harris                                                         Senior Vice President, Chief Legal Officer
751 Broad Street                                                       and Corporate Secretary
Newark; New Jersey  07102-3714

Jacob Herschler                                                        Senior Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Stephanie Holman                                                       Vice President
3 Gateway Center
Newark; New Jersey 07102-4061

Marc Levine                                                            Senior Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Steve Long                                                             Senior Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Lesley Mann                                                            Chief Operations Officer and Director
213 Washington Street
Newark, New Jersey  07102-2992

William Marsh                                                          Executive Vice President and Director
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Robert Mowbray                                                         Vice President
751 Broad Street
Newark; New Jersey  07102-3714

Robert O'Donnell                                                       Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

David R. Odenath, Jr.                                                  President, Chief Executive Officer and Director
213 Washington Street
Newark, New Jersey  07102-2992

Philip A. Pescatore                                                    Vice President
3 Gateway Center
Newark; New Jersey  07102-4061

Anthony Piszel                                                         Controller
213 Washington Street
Newark, New Jersey  07102-2992

Polly Rae                                                              Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Judy A. Rice                                                           Senior Vice President
3 Gateway Center
Newark; New Jersey  07102-4061

Hayward L. Sawyer                                                      Executive Vice President and Director
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Matthew Schiffman                                                      Executive Vice President and Director
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Richard Singmaster                                                     Senior Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut 06484-0883

Eugene Stark                                                           Chief Financial Officer
213 Washington Street
Newark, New Jersey  07102-2992

Karen Stockla                                                          Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Item 30.  Location of Accounts  and  Records:  Accounts  and records are  maintained  by ASLAC at its  principal  office in Shelton,
Connecticut.

Item 31.  Management Services:  None

Item 32.  Undertakings:

(a)      Registrant  hereby  undertakes  to file a  post-effective  amendment to this  Registration  Statement as  frequently  as is necessary to ensure that the audited  financial  statements in the Registration  Statement are never more than 16 months old so long as payments under the annuity contracts may be accepted and allocated to the Sub-accounts of Separate Account B.

(b)      Registrant  hereby  undertakes to include either (1) as part of any  enrollment  form or application to purchase a contract offered by the  prospectus,  a space that an applicant or enrollee can check to request a Statement of  Additional  Information,  or
(2) a post card or similar  written  communication  affixed to or included in the  prospectus  that the applicant can remove to send for a Statement of Additional Information.

(c)      Registrant hereby undertakes to deliver any Statement of Additional  Information and any financial  statements  required to be made available under this form promptly upon written or oral request.

(d)      American Skandia Life Assurance  Corporation  ("Depositor")  hereby represents that the fees and charges deducted under the contracts  described in this  Registration  Statement are in the  aggregate  reasonable  in relation to the services  rendered,  the expenses  incurred  and the  risks  assumed  by  American  Skandia  Life  Assurance  Corporation  under  the  respective  facts  and circumstances,  including  such  relevant  factors  as: the nature and extent of such  services,  expenses  and risks,  the need for
American Skandia Life Assurance  Corporation to earn a profit, the degree to which the contract includes  innovative  features,  and regulatory  standards  for the grant of  exemptive  relief  under the  Investment  Company  Act of 1940 used prior to October  1996, including  the range of  industry  practice.  This  representation  applies to all  contracts  sold  pursuant  to this  Registration
Statement,  including  those sold on the terms  specifically  described in the  prospectuses  contained  herein,  or any  variations therein, based on supplements, endorsements, data pages, or riders to any contract or prospectus or otherwise."

(e)      With respect to the  restrictions  on withdrawals for Texas Optional  Retirement  Programs and Section 403(b) plans, we are relying  upon:  1) a no-action  letter dated  November 28, 1988 from the staff of the  Securities  and  Exchange  Commission  to the
American  Council of Life Insurance with respect to annuities  issued under Section  403(b) of the code, the  requirements  of which have been  complied  with by us; and 2) Rule 6c-7 under the 1940 Act with  respect to  annuities  made  available  through the Texas
Optional Retirement Program, the requirements of which have been complied with by us.

                                                              EXHIBITS

As noted in Item 24(b), various exhibits are incorporated by reference or are not applicable.  The exhibits included are as follows:

No. 9         Opinion and Consent of Counsel                  FILED HEREWITH

No. 10(a)     Consent of PricewaterhouseCoopers LLP           FILED HEREWITH

No. 10(b)     Consent of Ernst & Young LLP                    FILED HEREWITH

                                                             SIGNATURES

         As required by the Securities Act of 1933 and the Investment  Company Act of 1940, the Registrant  certifies that it meets the requirements  of Securities  Act Rule 485(b) for  effectiveness  of the  Registration  Statement and has duly caused this  Registration
Statement to be signed on its behalf, in the Town of Shelton and State of Connecticut, on this 20th day of April, 2004.

                                    AMERICAN SKANDIA LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
                                                              Registrant

                                            By: American Skandia Life Assurance Corporation
                                            -----------------------------------------------

By:  /s/ Robin Wagner                                                   Attest:  /s/ Kathleen A. Chapman
        Robin Wagner, Vice President, Corporate Counsel                                Kathleen A. Chapman

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                                               Depositor

By:  /s/ Robin Wagner                                                   Attest:  /s/ Kathleen A. Chapman
        Robin Wagner, Vice President, Corporate Counsel                                Kathleen A. Chapman

As required by the Securities Act of 1933, this  Registration  Statement has been signed by the following persons in the capacities and on the date indicated.

              Signature                            Title                                       Date
              ---------                            -----                                       ----
                                                     (Principal Executive Officer)

         David R. Odenath**        Chief Executive Officer and President                  April 20, 2004
         ------------------
          David R. Odenath

                                     (Principal Financial Officer and Principal Accounting Officer)

            Zafar Rashid*              Executive Vice President and                       April 20, 2004
            -------------
            Zafar Rashid                  Chief Financial Officer

                                                          (Board of Directors)

      James Avery**                           Vivian Banta**                             Richard Carbone**
      ------------                            ------------                               -----------------
      James Avery                             Vivian Banta                               Richard Carbone

      Helen Galt**                            Ronald Joelson**                          David R. Odenath**
      ---------------                         ----------------                          ------------------
      Helen Galt                              Ronald Joelson                            David R. Odenath

                                                           Andrew J. Mako**
                                                           ----------------
                                                            Andrew J. Mako

                                    *By:  /s/ Robin Wagner
                                          ----------------
                                               Robin Wagner

          *Pursuant to Powers of Attorney filed with Post-Effective Amendment No. 2 to Registration Statement No. 333-96577
                                                                                                                           -
          **Pursuant to Powers of Attorney filed with Post-Effective Amendment No. 5 to Registration Statement No. 333-96577.